UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report - September 30, 2024

Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLGAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class F Shares	$103	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Fund, Class F Shares - $273,003
S&P 500® Index (TR)* - $350,980
Russell 1000 Index (USD) - $342,568
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Fund, Class F Shares - $273003	S&P 500® Index (TR)* - $350980	Russell 1000 Index (USD) - $342568
Sep/14	$100000	$100000	$100000
Sep/15	$98272	$99385	$99386
Sep/16	$108246	$114721	$114226
Sep/17	$127598	$136070	$135402
Sep/18	$149038	$160441	$159456
Sep/19	$150787	$167266	$165632
Sep/20	$162349	$192605	$192155
Sep/21	$210948	$250396	$251653
Sep/22	$174560	$211654	$208330
Sep/23	$206310	$257408	$252483
Sep/24	$273003	$350980	$342568

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark due to its tilt toward value stocks and away from the mega-cap growth stocks that led the market upturn. The Fund’s underweight exposure to the information technology sector also weighed on performance.

Among the Fund’s sub-advisors, Brandywine Global Investment Management, LLC lagged the benchmark due to its value orientation and stock selection within the energy and consumer discretionary sectors. LSV Asset Management lagged the benchmark due to its value orientation, an overweight allocation to the energy sector, an underweight to the information technology sector, and security selection within the industrials sector. Fred Alger Management, LLC outperformed the benchmark due to its growth orientation, a large weight in the information technology sector, and stock selection within the information technology sector. Mar Vista Investment Partners, LLC’s underperformance was attributable to its lower-beta (a measure of an investment’s volatility relative to a benchmark) tilt, underweights to the mega-cap growth stocks that led the market upturn over the period, and stock selection within the information technology sector. SEI’s Quantitative Investment Management (QIM) team’s factor-based momentum strategy outperformed due to security selection within the industrials and information technology sectors. The QIM Team’s factor-based quality strategy lagged the benchmark due to security selection within the information technology sector. Copeland Capital Management LLC’s (Copeland) performance lagged during the portion of the reporting period that it was a Fund sub-advisor because of its lower-beta tilt and stock selection within the consumer discretionary and financials sectors.

Regarding the use of derivatives during the reporting period, the Fund employed equity index futures in an effort to provide stock-like performance to the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class F Shares	32.33%	12.61%	10.56%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Index (USD)	35.68%	15.64%	13.10%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,652,125	307	$5,980	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	1.6%
Utilities	2.9%
Materials	3.2%
Energy	3.4%
Consumer Staples	6.1%
Communication Services	8.6%
Consumer Discretionary	9.3%
Industrials	11.0%
Health Care	13.1%
Financials	13.4%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.6%
Apple Inc	3.9%
NVIDIA Corp	2.6%
Meta Platforms Inc, Cl A	2.4%
Amazon.com Inc, Cl A	2.0%
Visa Inc, Cl A	1.6%
Broadcom Inc	1.6%
Johnson & Johnson	1.5%
Eli Lilly & Co	1.2%
TransDigm Group Inc	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Ceredex Value Advisors LLC and Coho Partners, Ltd. were terminated as Fund sub-advisers, while Copeland was hired as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLGAX

Annual Shareholder Report - September 30, 2024

SLGAX-AR-24

Annual Shareholder Report - September 30, 2024

Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SLYCX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class Y Shares	$76	0.65%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Fund, Class Y Shares - $267,921
S&P 500® Index (TR)* - $334,481
Russell 1000 Index (USD) - $326,625
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Dec/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Fund, Class Y Shares - $267921	S&P 500® Index (TR)* - $334481	Russell 1000 Index (USD) - $326625
Dec/14	$100000	$100000	$100000
Sep/15	$94260	$94714	$94761
Sep/16	$104156	$109328	$108910
Sep/17	$123066	$129674	$129101
Sep/18	$144087	$152899	$152035
Sep/19	$146160	$159403	$157923
Sep/20	$157652	$183551	$183212
Sep/21	$205464	$238625	$239941
Sep/22	$170365	$201705	$198634
Sep/23	$202031	$245308	$240732
Sep/24	$267921	$334481	$326625

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark due to its tilt toward value stocks and away from the mega-cap growth stocks that led the market upturn. The Fund’s underweight exposure to the information technology sector also weighed on performance.

Among the Fund’s sub-advisors, Brandywine Global Investment Management, LLC lagged the benchmark due to its value orientation and stock selection within the energy and consumer discretionary sectors. LSV Asset Management lagged the benchmark due to its value orientation, an overweight allocation to the energy sector, an underweight to the information technology sector, and security selection within the industrials sector. Fred Alger Management, LLC outperformed the benchmark due to its growth orientation, a large weight in the information technology sector, and stock selection within the information technology sector. Mar Vista Investment Partners, LLC’s underperformance was attributable to its lower-beta (a measure of an investment’s volatility relative to a benchmark) tilt, underweights to the mega-cap growth stocks that led the market upturn over the period, and stock selection within the information technology sector. SEI’s Quantitative Investment Management (QIM) team’s factor-based momentum strategy outperformed due to security selection within the industrials and information technology sectors. The QIM Team’s factor-based quality strategy lagged the benchmark due to security selection within the information technology sector. Copeland Capital Management LLC’s (Copeland) performance lagged during the portion of the reporting period that it was a Fund sub-advisor because of its lower-beta tilt and stock selection within the consumer discretionary and financials sectors.

Regarding the use of derivatives during the reporting period, the Fund employed equity index futures in an effort to provide stock-like performance to the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class Y Shares	32.61%	12.88%	10.83%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 1000 Index (USD)	35.68%	15.64%	13.10%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,652,125	307	$5,980	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	1.6%
Utilities	2.9%
Materials	3.2%
Energy	3.4%
Consumer Staples	6.1%
Communication Services	8.6%
Consumer Discretionary	9.3%
Industrials	11.0%
Health Care	13.1%
Financials	13.4%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.6%
Apple Inc	3.9%
NVIDIA Corp	2.6%
Meta Platforms Inc, Cl A	2.4%
Amazon.com Inc, Cl A	2.0%
Visa Inc, Cl A	1.6%
Broadcom Inc	1.6%
Johnson & Johnson	1.5%
Eli Lilly & Co	1.2%
TransDigm Group Inc	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Ceredex Value Advisors LLC and Coho Partners, Ltd. were terminated as Fund sub-advisers, while Copeland was hired as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SLYCX

Annual Shareholder Report - September 30, 2024

SLYCX-AR-24

Annual Shareholder Report - September 30, 2024

Large Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - TRMVX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class F Shares	$100	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Value Fund, Class F Shares - $214,916
S&P 500® Index (TR)* - $350,980
Russell 1000 Value Index (USD) - $241,835
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Value Fund, Class F Shares - $214916	S&P 500® Index (TR)* - $350980	Russell 1000 Value Index (USD) - $241835
Sep/14	$100000	$100000	$100000
Sep/15	$93854	$99385	$95576
Sep/16	$103385	$114721	$111055
Sep/17	$122124	$136070	$127849
Sep/18	$136214	$160441	$139931
Sep/19	$134975	$167266	$145529
Sep/20	$121536	$192605	$138216
Sep/21	$167970	$250396	$186608
Sep/22	$150669	$211654	$165405
Sep/23	$171805	$257408	$189286
Sep/24	$214916	$350980	$241835

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2024.

The Fund’s more significant value tilt compared to that of the benchmark detracted from performance during the reporting period as relatively cheaper stocks underperformed more expensive shares. Stock selection within the health care and industrials sectors also weighed on Fund performance. However, stock selection within the utilities sector benefited performance.

Among the Fund’s sub-advisors, Cullen Capital Management, LLC lagged the benchmark over the reporting period due to an underweight to the financials sector, as well as stock selection within the energy and health care sectors. LSV Asset Management’s underperformance was attributable to its strong value tilt, an overweight allocation to the energy sector, and stock selection within the industrials sector. Brandywine Global Investment Management, LLC (Brandywine) lagged the benchmark due its strong value tilt, as well as stock selection and an overweight position in the health care sector. Stock selection within the financials sector also detracted from Brandywine’s performance, while holdings in the utilities sector had a positive impact. SEI’s Quantitative Investment Management (QIM) Team’s factor-based value strategy underperformed during the period due to its strong value tilt, stock selection within the consumer staples sector, and an overweight to the energy sector.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class F Shares	25.09%	9.75%	7.95%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Value Index (USD)	27.76%	10.69%	9.23%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,365,522	217	$4,250	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	3.2%
Materials	3.9%
Utilities	5.0%
Consumer Discretionary	5.6%
Energy	7.0%
Communication Services	7.5%
Information Technology	9.0%
Consumer Staples	9.8%
Industrials	12.3%
Health Care	15.5%
Financials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.5%
Citigroup Inc	2.4%
JPMorgan Chase & Co	2.0%
Exxon Mobil Corp	2.0%
Johnson & Johnson	1.9%
Merck & Co Inc	1.7%
Bank of America Corp	1.6%
Comcast Corp, Cl A	1.6%
Kroger Co/The	1.5%
RTX Corp	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - TRMVX

Annual Shareholder Report - September 30, 2024

TRMVX-AR-24

Annual Shareholder Report - September 30, 2024

Large Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SEUIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class I Shares	$125	1.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Value Fund, Class I Shares - $210,220
S&P 500® Index (TR)* - $350,980
Russell 1000 Value Index (USD) - $241,835
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Value Fund, Class I Shares - $210220	S&P 500® Index (TR)* - $350980	Russell 1000 Value Index (USD) - $241835
Sep/14	$100000	$100000	$100000
Sep/15	$93664	$99385	$95576
Sep/16	$102966	$114721	$111055
Sep/17	$121336	$136070	$127849
Sep/18	$135050	$160441	$139931
Sep/19	$133517	$167266	$145529
Sep/20	$119933	$192605	$138216
Sep/21	$165422	$250396	$186608
Sep/22	$148023	$211654	$165405
Sep/23	$168429	$257408	$189286
Sep/24	$210220	$350980	$241835

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2024.

The Fund’s more significant value tilt compared to that of the benchmark detracted from performance during the reporting period as relatively cheaper stocks underperformed more expensive shares. Stock selection within the health care and industrials sectors also weighed on Fund performance. However, stock selection within the utilities sector benefited performance.

Among the Fund’s sub-advisors, Cullen Capital Management, LLC lagged the benchmark over the reporting period due to an underweight to the financials sector, as well as stock selection within the energy and health care sectors. LSV Asset Management’s underperformance was attributable to its strong value tilt, an overweight allocation to the energy sector, and stock selection within the industrials sector. Brandywine Global Investment Management, LLC (Brandywine) lagged the benchmark due its strong value tilt, as well as stock selection and an overweight position in the health care sector. Stock selection within the financials sector also detracted from Brandywine’s performance, while holdings in the utilities sector had a positive impact. SEI’s Quantitative Investment Management (QIM) Team’s factor-based value strategy underperformed during the period due to its strong value tilt, stock selection within the consumer staples sector, and an overweight to the energy sector.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class I Shares	24.81%	9.50%	7.71%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Value Index (USD)	27.76%	10.69%	9.23%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,365,522	217	$4,250	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	3.2%
Materials	3.9%
Utilities	5.0%
Consumer Discretionary	5.6%
Energy	7.0%
Communication Services	7.5%
Information Technology	9.0%
Consumer Staples	9.8%
Industrials	12.3%
Health Care	15.5%
Financials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.5%
Citigroup Inc	2.4%
JPMorgan Chase & Co	2.0%
Exxon Mobil Corp	2.0%
Johnson & Johnson	1.9%
Merck & Co Inc	1.7%
Bank of America Corp	1.6%
Comcast Corp, Cl A	1.6%
Kroger Co/The	1.5%
RTX Corp	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SEUIX

Annual Shareholder Report - September 30, 2024

SEUIX-AR-24

Annual Shareholder Report - September 30, 2024

Large Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SVAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class Y Shares	$72	0.64%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Value Fund, Class Y Shares - $219,640
S&P 500® Index (TR)* - $350,980
Russell 1000 Value Index (USD) - $241,835
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Value Fund, Class Y Shares - $219640	S&P 500® Index (TR)* - $350980	Russell 1000 Value Index (USD) - $241835
Sep/14	$100000	$100000	$100000
Sep/15	$93854	$99385	$95576
Sep/16	$103624	$114721	$111055
Sep/17	$122656	$136070	$127849
Sep/18	$137149	$160441	$139931
Sep/19	$136303	$167266	$145529
Sep/20	$122998	$192605	$138216
Sep/21	$170408	$250396	$186608
Sep/22	$153257	$211654	$165405
Sep/23	$175204	$257408	$189286
Sep/24	$219640	$350980	$241835

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2024.

The Fund’s more significant value tilt compared to that of the benchmark detracted from performance during the reporting period as relatively cheaper stocks underperformed more expensive shares. Stock selection within the health care and industrials sectors also weighed on Fund performance. However, stock selection within the utilities sector benefited performance.

Among the Fund’s sub-advisors, Cullen Capital Management, LLC lagged the benchmark over the reporting period due to an underweight to the financials sector, as well as stock selection within the energy and health care sectors. LSV Asset Management’s underperformance was attributable to its strong value tilt, an overweight allocation to the energy sector, and stock selection within the industrials sector. Brandywine Global Investment Management, LLC (Brandywine) lagged the benchmark due its strong value tilt, as well as stock selection and an overweight position in the health care sector. Stock selection within the financials sector also detracted from Brandywine’s performance, while holdings in the utilities sector had a positive impact. SEI’s Quantitative Investment Management (QIM) Team’s factor-based value strategy underperformed during the period due to its strong value tilt, stock selection within the consumer staples sector, and an overweight to the energy sector.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class Y Shares	25.36%	10.01%	8.19%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 1000 Value Index (USD)	27.76%	10.69%	9.23%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,365,522	217	$4,250	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	3.2%
Materials	3.9%
Utilities	5.0%
Consumer Discretionary	5.6%
Energy	7.0%
Communication Services	7.5%
Information Technology	9.0%
Consumer Staples	9.8%
Industrials	12.3%
Health Care	15.5%
Financials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.5%
Citigroup Inc	2.4%
JPMorgan Chase & Co	2.0%
Exxon Mobil Corp	2.0%
Johnson & Johnson	1.9%
Merck & Co Inc	1.7%
Bank of America Corp	1.6%
Comcast Corp, Cl A	1.6%
Kroger Co/The	1.5%
RTX Corp	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SVAYX

Annual Shareholder Report - September 30, 2024

SVAYX-AR-24

Annual Shareholder Report - September 30, 2024

Large Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SELCX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class F Shares	$108	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Growth Fund, Class F Shares - $388,831
S&P 500® Index (TR)* - $350,980
Russell 1000 Growth Index (USD) (TR) - $461,454
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
-$100,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Growth Fund, Class F Shares - $388831	S&P 500® Index (TR)* - $350980	Russell 1000 Growth Index (USD) (TR) - $461454
Sep/14	$100000	$100000	$100000
Sep/15	$102873	$99385	$103173
Sep/16	$112928	$114721	$117371
Sep/17	$132003	$136070	$143123
Sep/18	$164660	$160441	$180759
Sep/19	$168660	$167266	$187459
Sep/20	$226126	$192605	$257816
Sep/21	$284455	$250396	$328245
Sep/22	$216443	$211654	$254095
Sep/23	$272465	$257408	$324533
Sep/24	$388831	$350980	$461454

How did the Fund perform in the last year?

Class F Shares modestly outperformed its benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2024.

Fund performance for the reporting period was enhanced by favorable security selection within the industrials, consumer discretionary, and health care sectors. This was partially offset by the negative impact of an underweight position and stock selection in the semiconductor industry.

Among the Fund’s sub-advisors, Fred Alger Management, LLC outperformed the benchmark due to stock selection within the information technology, industrials, and health care sectors. PineStone Asset Management Inc.’s performance lagged due to an underweight to the information technology sector and holdings in the communication services, financials and health care sectors. Mackenzie Investments Corporation outperformed the benchmark due to an overweight to the utilities sector and favorable stock selection in the consumer discretionary sector. The outperformance of SEI’s Quantitative Investment Management (QIM) Team’s factor-based momentum strategy was attributable to stock selection in the industrials and information technology sectors.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class F Shares	42.71%	18.18%	14.54%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,541,858	189	$4,733	65%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.2%
Energy	0.2%
Real Estate	0.7%
Utilities	1.2%
Cash Equivalent	2.0%
Materials	2.0%
U.S. Treasury Obligation	3.0%
Consumer Staples	3.6%
Financials	7.0%
Industrials	7.8%
Health Care	9.9%
Communication Services	11.0%
Consumer Discretionary	11.9%
Information Technology	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	10.1%
Apple Inc	7.7%
NVIDIA Corp	4.8%
Meta Platforms Inc, Cl A	4.3%
Amazon.com Inc, Cl A	4.2%
Alphabet Inc, Cl A	3.3%
U.S. Treasury Bill, 5.02%, 11/29/2024	3.0%
Broadcom Inc	2.6%
Eli Lilly & Co	1.9%
UnitedHealth Group Inc	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SELCX

Annual Shareholder Report - September 30, 2024

SELCX-AR-24

Annual Shareholder Report - September 30, 2024

Large Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPGIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class I Shares	$135	1.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Growth Fund, Class I Shares - $380,305
S&P 500® Index (TR)* - $350,980
Russell 1000 Growth Index (USD) (TR) - $461,454
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
-$100,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Growth Fund, Class I Shares - $380305	S&P 500® Index (TR)* - $350980	Russell 1000 Growth Index (USD) (TR) - $461454
Sep/14	$100000	$100000	$100000
Sep/15	$102653	$99385	$103173
Sep/16	$112450	$114721	$117371
Sep/17	$131147	$136070	$143123
Sep/18	$163179	$160441	$180759
Sep/19	$166806	$167266	$187459
Sep/20	$223096	$192605	$257816
Sep/21	$280057	$250396	$328245
Sep/22	$212624	$211654	$254095
Sep/23	$267083	$257408	$324533
Sep/24	$380305	$350980	$461454

How did the Fund perform in the last year?

Class I Shares modestly outperformed its benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2024.

Fund performance for the reporting period was enhanced by favorable security selection within the industrials, consumer discretionary, and health care sectors. This was partially offset by the negative impact of an underweight position and stock selection in the semiconductor industry.

Among the Fund’s sub-advisors, Fred Alger Management, LLC outperformed the benchmark due to stock selection within the information technology, industrials, and health care sectors. PineStone Asset Management Inc.’s performance lagged due to an underweight to the information technology sector and holdings in the communication services, financials and health care sectors. Mackenzie Investments Corporation outperformed the benchmark due to an overweight to the utilities sector and favorable stock selection in the consumer discretionary sector. The outperformance of SEI’s Quantitative Investment Management (QIM) Team’s factor-based momentum strategy was attributable to stock selection in the industrials and information technology sectors.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class I Shares	42.39%	17.92%	14.29%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,541,858	189	$4,733	65%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.2%
Energy	0.2%
Real Estate	0.7%
Utilities	1.2%
Cash Equivalent	2.0%
Materials	2.0%
U.S. Treasury Obligation	3.0%
Consumer Staples	3.6%
Financials	7.0%
Industrials	7.8%
Health Care	9.9%
Communication Services	11.0%
Consumer Discretionary	11.9%
Information Technology	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	10.1%
Apple Inc	7.7%
NVIDIA Corp	4.8%
Meta Platforms Inc, Cl A	4.3%
Amazon.com Inc, Cl A	4.2%
Alphabet Inc, Cl A	3.3%
U.S. Treasury Bill, 5.02%, 11/29/2024	3.0%
Broadcom Inc	2.6%
Eli Lilly & Co	1.9%
UnitedHealth Group Inc	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPGIX

Annual Shareholder Report - September 30, 2024

SPGIX-AR-24

Annual Shareholder Report - September 30, 2024

Large Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SLRYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class Y Shares	$78	0.64%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Growth Fund, Class Y Shares - $397,577
S&P 500® Index (TR)* - $350,980
Russell 1000 Growth Index (USD) (TR) - $461,454
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
-$100,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Growth Fund, Class Y Shares - $397577	S&P 500® Index (TR)* - $350980	Russell 1000 Growth Index (USD) (TR) - $461454
Sep/14	$100000	$100000	$100000
Sep/15	$102873	$99385	$103173
Sep/16	$113222	$114721	$117371
Sep/17	$132662	$136070	$143123
Sep/18	$165880	$160441	$180759
Sep/19	$170355	$167266	$187459
Sep/20	$228943	$192605	$257816
Sep/21	$288690	$250396	$328245
Sep/22	$220191	$211654	$254095
Sep/23	$277917	$257408	$324533
Sep/24	$397577	$350980	$461454

How did the Fund perform in the last year?

Class Y Shares modestly outperformed its benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2024.

Fund performance for the reporting period was enhanced by favorable security selection within the industrials, consumer discretionary, and health care sectors. This was partially offset by the negative impact of an underweight position and stock selection in the semiconductor industry.

Among the Fund’s sub-advisors, Fred Alger Management, LLC outperformed the benchmark due to stock selection within the information technology, industrials, and health care sectors. PineStone Asset Management Inc.’s performance lagged due to an underweight to the information technology sector and holdings in the communication services, financials and health care sectors. Mackenzie Investments Corporation outperformed the benchmark due to an overweight to the utilities sector and favorable stock selection in the consumer discretionary sector. The outperformance of SEI’s Quantitative Investment Management (QIM) Team’s factor-based momentum strategy was attributable to stock selection in the industrials and information technology sectors.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class Y Shares	43.06%	18.47%	14.80%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,541,858	189	$4,733	65%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.2%
Energy	0.2%
Real Estate	0.7%
Utilities	1.2%
Cash Equivalent	2.0%
Materials	2.0%
U.S. Treasury Obligation	3.0%
Consumer Staples	3.6%
Financials	7.0%
Industrials	7.8%
Health Care	9.9%
Communication Services	11.0%
Consumer Discretionary	11.9%
Information Technology	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	10.1%
Apple Inc	7.7%
NVIDIA Corp	4.8%
Meta Platforms Inc, Cl A	4.3%
Amazon.com Inc, Cl A	4.2%
Alphabet Inc, Cl A	3.3%
U.S. Treasury Bill, 5.02%, 11/29/2024	3.0%
Broadcom Inc	2.6%
Eli Lilly & Co	1.9%
UnitedHealth Group Inc	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SLRYX

Annual Shareholder Report - September 30, 2024

SLRYX-AR-24

Annual Shareholder Report - September 30, 2024

Large Cap Index Fund

SEI Institutional Managed Trust/Class F Shares - SLGFX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Large Cap Index Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class F Shares	$29	0.25%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Large Cap Index Fund, Class F Shares - $221,065
S&P 500® Index (TR)* - $228,771
Russell 1000 Index (USD) - $225,011
$260,000
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Jan/18
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Large Cap Index Fund, Class F Shares - $221065	S&P 500® Index (TR)* - $228771	Russell 1000 Index (USD) - $225011
Jan/18	$100000	$100000	$100000
Sep/18	$104469	$104576	$104737
Sep/19	$108239	$109025	$108793
Sep/20	$125201	$125541	$126214
Sep/21	$163559	$163210	$165294
Sep/22	$135139	$137958	$136839
Sep/23	$163388	$167780	$165840
Sep/24	$221065	$228771	$225011

How did the Fund perform in the last year?

Class F Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The sole sub-advisor as of September 30, 2024, was SSGA Funds Management, Inc.

The U.S. stock market rallied sharply during the reporting period, led by mega-cap growth stocks. The gains were concentrated in the higher-beta (a measure of an investment’s volatility relative to a benchmark) stocks, and low-beta stocks generally lagged in the bull market. The strongest-performing sector was information technology. The energy sector was the primary market laggard for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Large Cap Index Fund, Class F Shares	35.30%	15.35%	12.63%
S&P 500® Index (TR)*	36.35%	15.98%	13.21%
Russell 1000 Index (USD)	35.68%	15.64%	12.93%

Since its inception on January 31, 2018. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,183,715	1,018	$221	4%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Right	0.0%
Cash Collateral	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.8%
Utilities	2.4%
Materials	2.5%
Real Estate	2.6%
Energy	3.3%
Consumer Staples	5.6%
Communication Services	8.5%
Industrials	9.3%
Consumer Discretionary	10.2%
Health Care	11.3%
Financials	13.2%
Information Technology	29.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.3%
Microsoft Corp	5.9%
NVIDIA Corp	5.3%
Amazon.com Inc, Cl A	3.2%
Meta Platforms Inc, Cl A	2.3%
Alphabet Inc, Cl A	1.8%
Berkshire Hathaway Inc, Cl B	1.6%
Alphabet Inc, Cl C	1.5%
Broadcom Inc	1.5%
Tesla Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Index Fund

SEI Institutional Managed Trust/Class F Shares - SLGFX

Annual Shareholder Report - September 30, 2024

SLGFX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - TMLCX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class F Shares	$102	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Large Cap Fund, Class F Shares - $275,767
S&P 500® Index (TR)* - $350,980
Russell 1000 Index (USD) - $342,568
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Managed Large Cap Fund, Class F Shares - $275767	S&P 500® Index (TR)* - $350980	Russell 1000 Index (USD) - $342568
Sep/14	$100000	$100000	$100000
Sep/15	$98013	$99385	$99386
Sep/16	$107250	$114721	$114226
Sep/17	$125683	$136070	$135402
Sep/18	$147033	$160441	$159456
Sep/19	$149118	$167266	$165632
Sep/20	$160807	$192605	$192155
Sep/21	$212005	$250396	$251653
Sep/22	$180806	$211654	$208330
Sep/23	$214152	$257408	$252483
Sep/24	$275767	$350980	$342568

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund garnered a positive return for the reporting period, but underperformed the benchmark due to its tilt toward value stocks and away from the mega-cap growth stocks that led the market upturn over the period. An underweight to the information technology sector also was a detractor.

Among the Fund’s sub-advisors, Brandywine Global Investment Management, LLC lagged the benchmark due to its value orientation and stock selection within the energy and consumer discretionary sectors. LSV Asset Management lagged the benchmark due to its value orientation, an overweight allocation to the energy sector, an underweight to the information technology sector, and security selection within the industrials sector. PineStone Asset Management Inc.’s underperformance was attributable to its lower-beta (a measure of the volatility of an investment relative to a benchmark) tilt and security selection within the information technology and financials sectors. Mar Vista Investment Partners, LLC lagged the benchmark due to its lower-beta tilt, underweights to the mega-cap growth stocks that led the market upturn over the period, and stock selection within the information technology sector. SEI Investments Management Corporation’s (SIMC) factor-based momentum strategy outperformed the benchmark due to stock selection within the industrials and information technology sectors. SIMC’s factor-based quality strategy lagged the benchmark because of stock selection within the information technology sector.

Regarding the use of derivatives during the reporting period, the Fund employed equity index futures to provide stock-like performance to the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Large Cap Fund, Class F Shares	28.77%	13.08%	10.68%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Index (USD)	35.68%	15.64%	13.10%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,351,207	269	$16,393	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	1.5%
Utilities	2.0%
Energy	3.4%
Materials	4.3%
Cash Equivalent	4.6%
Consumer Staples	6.5%
Communication Services	7.3%
Industrials	10.2%
Consumer Discretionary	10.4%
Health Care	13.5%
Financials	15.7%
Information Technology	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.8%
Apple Inc	3.7%
Johnson & Johnson	1.9%
Lowe's Cos Inc	1.8%
Oracle Corp, Cl B	1.8%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.7%
Moody's Corp	1.7%
JPMorgan Chase & Co	1.6%
UnitedHealth Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Coho Partners, Ltd. was terminated as a Fund sub-advisor during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - TMLCX

Annual Shareholder Report - September 30, 2024

TMLCX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STLYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class Y Shares	$73	0.64%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Large Cap Fund, Class Y Shares - $282,512
S&P 500® Index (TR)* - $350,980
Russell 1000 Index (USD) - $342,568
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Managed Large Cap Fund, Class Y Shares - $282512	S&P 500® Index (TR)* - $350980	Russell 1000 Index (USD) - $342568
Sep/14	$100000	$100000	$100000
Sep/15	$98137	$99385	$99386
Sep/16	$107704	$114721	$114226
Sep/17	$126573	$136070	$135402
Sep/18	$148369	$160441	$159456
Sep/19	$150849	$167266	$165632
Sep/20	$163084	$192605	$192155
Sep/21	$215572	$250396	$251653
Sep/22	$184343	$211654	$208330
Sep/23	$218802	$257408	$252483
Sep/24	$282512	$350980	$342568

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund garnered a positive return for the reporting period, but underperformed the benchmark due to its tilt toward value stocks and away from the mega-cap growth stocks that led the market upturn over the period. An underweight to the information technology sector also was a detractor.

Among the Fund’s sub-advisors, Brandywine Global Investment Management, LLC lagged the benchmark due to its value orientation and stock selection within the energy and consumer discretionary sectors. LSV Asset Management lagged the benchmark due to its value orientation, an overweight allocation to the energy sector, an underweight to the information technology sector, and security selection within the industrials sector. PineStone Asset Management Inc.’s underperformance was attributable to its lower-beta (a measure of the volatility of an investment relative to a benchmark) tilt and security selection within the information technology and financials sectors. Mar Vista Investment Partners, LLC lagged the benchmark due to its lower-beta tilt, underweights to the mega-cap growth stocks that led the market upturn over the period, and stock selection within the information technology sector. SEI Investments Management Corporation’s (SIMC) factor-based momentum strategy outperformed the benchmark due to stock selection within the industrials and information technology sectors. SIMC’s factor-based quality strategy lagged the benchmark because of stock selection within the information technology sector.

Regarding the use of derivatives during the reporting period, the Fund employed equity index futures to provide stock-like performance to the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Large Cap Fund, Class Y Shares	29.12%	13.37%	10.94%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 1000 Index (USD)	35.68%	15.64%	13.10%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,351,207	269	$16,393	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	1.5%
Utilities	2.0%
Energy	3.4%
Materials	4.3%
Cash Equivalent	4.6%
Consumer Staples	6.5%
Communication Services	7.3%
Industrials	10.2%
Consumer Discretionary	10.4%
Health Care	13.5%
Financials	15.7%
Information Technology	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.8%
Apple Inc	3.7%
Johnson & Johnson	1.9%
Lowe's Cos Inc	1.8%
Oracle Corp, Cl B	1.8%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.7%
Moody's Corp	1.7%
JPMorgan Chase & Co	1.6%
UnitedHealth Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Coho Partners, Ltd. was terminated as a Fund sub-advisor during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STLYX

Annual Shareholder Report - September 30, 2024

STLYX-AR-24

Annual Shareholder Report - September 30, 2024

S&P 500 Index Fund

SEI Institutional Managed Trust/Class F Shares - SSPIX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class F Shares	$29	0.25%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

S&P 500 Index Fund, Class F Shares - $340,656
S&P 500® Index (TR) - $350,980
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	S&P 500 Index Fund, Class F Shares - $340656	S&P 500® Index (TR) - $350980
Sep/14	$100000	$100000
Sep/15	$99027	$99385
Sep/16	$113807	$114721
Sep/17	$134433	$136070
Sep/18	$158005	$160441
Sep/19	$164436	$167266
Sep/20	$188802	$192605
Sep/21	$244932	$250396
Sep/22	$206521	$211654
Sep/23	$250527	$257408
Sep/24	$340656	$350980

How did the Fund perform in the last year?

Class F Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the S&P 500 Index, for the 12-month period ending September 30, 2024.

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The sole sub-advisor as of September 30, 2024, was SSGA Funds Management, Inc.

The U.S. stock market rallied sharply during the reporting period, led by mega-cap growth stocks. The gains were concentrated in the higher-beta (a measure of an investment’s volatility relative to a benchmark) stocks, and low-beta stocks generally lagged in the bull market. The strongest-performing sector was information technology. The energy sector was the primary market laggard for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class F Shares	35.98%	15.68%	13.04%
S&P 500® Index (TR)	36.35%	15.98%	13.38%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,029,295	505	$197	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Collateral	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.9%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.2%
Consumer Staples	5.8%
Industrials	8.3%
Communication Services	8.7%
Consumer Discretionary	9.9%
Health Care	11.4%
Financials	12.6%
Information Technology	31.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	7.1%
Microsoft Corp	6.4%
NVIDIA Corp	6.0%
Amazon.com Inc, Cl A	3.5%
Meta Platforms Inc, Cl A	2.5%
Alphabet Inc, Cl A	2.0%
Berkshire Hathaway Inc, Cl B	1.7%
Alphabet Inc, Cl C	1.6%
Broadcom Inc	1.6%
Tesla Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

S&P 500 Index Fund

SEI Institutional Managed Trust/Class F Shares - SSPIX

Annual Shareholder Report - September 30, 2024

SSPIX-AR-24

Annual Shareholder Report - September 30, 2024

S&P 500 Index Fund

SEI Institutional Managed Trust/Class I Shares - SPIIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class I Shares	$77	0.65%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

S&P 500 Index Fund, Class I Shares - $329,281
S&P 500® Index (TR) - $350,980
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	S&P 500 Index Fund, Class I Shares - $329281	S&P 500® Index (TR) - $350980
Sep/14	$100000	$100000
Sep/15	$98810	$99385
Sep/16	$113305	$114721
Sep/17	$133549	$136070
Sep/18	$156431	$160441
Sep/19	$162151	$167266
Sep/20	$185446	$192605
Sep/21	$239608	$250396
Sep/22	$201211	$211654
Sep/23	$243122	$257408
Sep/24	$329281	$350980

How did the Fund perform in the last year?

Class I Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the S&P 500 Index, for the 12-month period ending September 30, 2024.

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The sole sub-advisor as of September 30, 2024, was SSGA Funds Management, Inc.

The U.S. stock market rallied sharply during the reporting period, led by mega-cap growth stocks. The gains were concentrated in the higher-beta (a measure of an investment’s volatility relative to a benchmark) stocks, and low-beta stocks generally lagged in the bull market. The strongest-performing sector was information technology. The energy sector was the primary market laggard for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class I Shares	35.44%	15.22%	12.66%
S&P 500® Index (TR)	36.35%	15.98%	13.38%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,029,295	505	$197	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Collateral	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.9%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.2%
Consumer Staples	5.8%
Industrials	8.3%
Communication Services	8.7%
Consumer Discretionary	9.9%
Health Care	11.4%
Financials	12.6%
Information Technology	31.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	7.1%
Microsoft Corp	6.4%
NVIDIA Corp	6.0%
Amazon.com Inc, Cl A	3.5%
Meta Platforms Inc, Cl A	2.5%
Alphabet Inc, Cl A	2.0%
Berkshire Hathaway Inc, Cl B	1.7%
Alphabet Inc, Cl C	1.6%
Broadcom Inc	1.6%
Tesla Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

S&P 500 Index Fund

SEI Institutional Managed Trust/Class I Shares - SPIIX

Annual Shareholder Report - September 30, 2024

SPIIX-AR-24

Annual Shareholder Report - September 30, 2024

Small Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLLAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class F Shares	$129	1.14%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Fund, Class F Shares - $214,953
S&P 500® Index (TR)* - $350,980
Russell 2000 Index (USD) - $232,101
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Small Cap Fund, Class F Shares - $214953	S&P 500® Index (TR)* - $350980	Russell 2000 Index (USD) - $232101
Sep/14	$100000	$100000	$100000
Sep/15	$99755	$99385	$101246
Sep/16	$107496	$114721	$116906
Sep/17	$122853	$136070	$141155
Sep/18	$141967	$160441	$162664
Sep/19	$126568	$167266	$148205
Sep/20	$123279	$192605	$148783
Sep/21	$187216	$250396	$219719
Sep/22	$153552	$211654	$168090
Sep/23	$170224	$257408	$183100
Sep/24	$214953	$350980	$232101

How did the Fund perform in the last year?

Class F Shares modestly underperformed its benchmark, the Russell 2000 Index, for the 12-month period ending September 30, 2024.

Los Angeles Capital Management LLC (LA Capital) was the top performing Fund sub-advisor over the reporting period. LA Capital’s trend-following approach benefited from momentum style tailwinds, as well as positive stock selection in the health care sector. Easterly Investment Partners LLC also outperformed the Fund’s benchmark, the Russell 2000 Index, bucking relatively modest returns from its value factor position through the merits of positive stock selection—namely in the financials and technology sectors. EAM Investors, LLC also outperformed the benchmark by a significant margin during the period, as the manager also benefited from momentum style tailwinds over the period. For the period in which they managed the Fund, both the quantitative investment management (QIM) team within SIMC and Hillsdale Investment Management (Hillsdale) contributed positively to Fund performance on momentum tailwinds as well. Leeward Investments LLC underperformed over this time frame due to the relatively modest returns from its the value factor position and quality headwinds. Copeland Capital Management, LLC also faced quality headwinds, though the sub-advisor surprisingly underperformed in the latter half of the reporting period when low-volatility strategies saw positive returns. This was attributable largely to poor performance in the energy sector.

On a sector basis, overall allocation effects had a somewhat negative effect on Fund performance due largely to a modest overweight allocation towards the end of the reporting period when the sector dramatically underperformed. Overall, stock selection bolstered Fund performance, however, particularly in the industrials and financials sectors. This was partially offset by the negative stock selection in technology.

The Fund’s substantial bias towards valuation was a prominent headwind to performance over the reporting period, as the factor failed to outperform. A similar dynamic emerged with the Fund’s higher-quality exposure as well. Momentum contributed modestly to Fund performance over the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class F Shares	26.28%	11.17%	7.95%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Index (USD)	26.76%	9.39%	8.78%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$601,695	676	$3,234	106%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Cash Equivalent	0.7%
Utilities	1.3%
Communication Services	1.8%
Consumer Staples	4.0%
Materials	4.7%
Real Estate	5.1%
Energy	5.2%
Information Technology	9.8%
Consumer Discretionary	12.3%
Health Care	14.5%
Industrials	18.2%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.1%
Hamilton Lane Inc, Cl A	1.1%
Modine Manufacturing Co	1.0%
Old National Bancorp/IN, Cl A	0.9%
Sprouts Farmers Market Inc	0.8%
Jackson Financial Inc, Cl A	0.8%
CNO Financial Group Inc	0.8%
Photronics Inc	0.7%
Urban Outfitters Inc	0.7%
Encompass Health Corp	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Hillsdale was terminated and the QIM team was added to directly manage a sleeve of the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLLAX

Annual Shareholder Report - September 30, 2024

SLLAX-AR-24

Annual Shareholder Report - September 30, 2024

Small Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SMYFX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class Y Shares	$101	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Fund, Class Y Shares - $220,111
S&P 500® Index (TR)* - $350,980
Russell 2000 Index (USD) - $232,101
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Small Cap Fund, Class Y Shares - $220111	S&P 500® Index (TR)* - $350980	Russell 2000 Index (USD) - $232101
Sep/14	$100000	$100000	$100000
Sep/15	$99922	$99385	$101246
Sep/16	$107996	$114721	$116906
Sep/17	$123670	$136070	$141155
Sep/18	$143252	$160441	$162664
Sep/19	$127984	$167266	$148205
Sep/20	$125129	$192605	$148783
Sep/21	$190379	$250396	$219719
Sep/22	$156521	$211654	$168090
Sep/23	$174021	$257408	$183100
Sep/24	$220111	$350980	$232101

How did the Fund perform in the last year?

Class Y Shares modestly underperformed its benchmark, the Russell 2000 Index, for the 12-month period ending September 30, 2024.

Los Angeles Capital Management LLC (LA Capital) was the top performing Fund sub-advisor over the reporting period. LA Capital’s trend-following approach benefited from momentum style tailwinds, as well as positive stock selection in the health care sector. Easterly Investment Partners LLC also outperformed the Fund’s benchmark, the Russell 2000 Index, bucking relatively modest returns from its value factor position through the merits of positive stock selection—namely in the financials and technology sectors. EAM Investors, LLC also outperformed the benchmark by a significant margin during the period, as the manager also benefited from momentum style tailwinds over the period. For the period in which they managed the Fund, both the quantitative investment management (QIM) team within SIMC and Hillsdale Investment Management (Hillsdale) contributed positively to Fund performance on momentum tailwinds as well. Leeward Investments LLC underperformed over this time frame due to the relatively modest returns from its the value factor position and quality headwinds. Copeland Capital Management, LLC also faced quality headwinds, though the sub-advisor surprisingly underperformed in the latter half of the reporting period when low-volatility strategies saw positive returns. This was attributable largely to poor performance in the energy sector.

On a sector basis, overall allocation effects had a somewhat negative effect on Fund performance due largely to a modest overweight allocation towards the end of the reporting period when the sector dramatically underperformed. Overall, stock selection bolstered Fund performance, however, particularly in the industrials and financials sectors. This was partially offset by the negative stock selection in technology.

The Fund’s substantial bias towards valuation was a prominent headwind to performance over the reporting period, as the factor failed to outperform. A similar dynamic emerged with the Fund’s higher-quality exposure as well. Momentum contributed modestly to Fund performance over the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class Y Shares	26.49%	11.45%	8.21%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 2000 Index (USD)	26.76%	9.39%	8.78%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$601,695	676	$3,234	106%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Cash Equivalent	0.7%
Utilities	1.3%
Communication Services	1.8%
Consumer Staples	4.0%
Materials	4.7%
Real Estate	5.1%
Energy	5.2%
Information Technology	9.8%
Consumer Discretionary	12.3%
Health Care	14.5%
Industrials	18.2%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.1%
Hamilton Lane Inc, Cl A	1.1%
Modine Manufacturing Co	1.0%
Old National Bancorp/IN, Cl A	0.9%
Sprouts Farmers Market Inc	0.8%
Jackson Financial Inc, Cl A	0.8%
CNO Financial Group Inc	0.8%
Photronics Inc	0.7%
Urban Outfitters Inc	0.7%
Encompass Health Corp	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Hillsdale was terminated and the QIM team was added to directly manage a sleeve of the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SMYFX

Annual Shareholder Report - September 30, 2024

SMYFX-AR-24

Annual Shareholder Report - September 30, 2024

Small Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - SESVX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class F Shares	$127	1.14%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Value Fund, Class F Shares - $194,094
S&P 500® Index (TR)* - $350,980
Russell 2000 Value Index (USD) - $220,417
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Small Cap Value Fund, Class F Shares - $194094	S&P 500® Index (TR)* - $350980	Russell 2000 Value Index (USD) - $220417
Sep/14	$100000	$100000	$100000
Sep/15	$99245	$99385	$98398
Sep/16	$110761	$114721	$116905
Sep/17	$128054	$136070	$140928
Sep/18	$136771	$160441	$154074
Sep/19	$123615	$167266	$141370
Sep/20	$103803	$192605	$120334
Sep/21	$165496	$250396	$197257
Sep/22	$138044	$211654	$162370
Sep/23	$157344	$257408	$175103
Sep/24	$194094	$350980	$220417

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2024.

Easterly Investment Partners LLC (Easterly) was the top performer among the Fund’s sub-advisors during the reporting period. Easterly outperformed the benchmark Russell 2000 Value Index due largely to positive stock selection within the information technology and financials sectors. Positions in Brinker International, Jackson Financial, and Super Micro Computer comprised a significant amount of Easterly’s outperformance relative to the benchmark. Easterly exited the position in Super Micro during the reporting period following the stock’s strong performance. During its time in the Fund, Leeward Investments LLC (Leeward) performed roughly in line with the benchmark. The manager faced quality style headwinds, but benefited from positive returns for low-volatility stocks in the latter half of the reporting period. For the period of time in which Cardinal Capital Management, L.L.C. (Cardinal) was in the Fund, the sub-advisor underperformed due to weak stock selection in the consumer discretionary, health care, and materials sectors. The value strategies of both LSV Asset Management and the Quantitative investment management (QIM) team within SIMC underperformed on value style headwinds.

The Fund’s overall sector allocation detracted modestly from performance, particularly an underweight allocation to financials and an overweight to consumer staples. This was partially offset by the positive impact of an underweight to utilities. Stock selection also weighed on performance, primarily within the health care sector, as the Fund did not hold several strong-performing biotechnology stocks—an industry in which the Fund’s sub-advisors are perennially underweight—as well as weak stock selection in health care providers and services.

At the factor level, Fund performance was hampered by a large overweight to the cheapest, highest-quality stocks in the Russell 2000 Value Index. Although there were modest tailwinds from the underperformance of expensive, low-quality stocks, there was a more significant headwind from the lagging performance of cheap, high-quality names.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class F Shares	23.36%	9.44%	6.86%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Value Index (USD)	25.88%	9.29%	8.22%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,694	446	$2,027	57%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.1%
Utilities	1.8%
Communication Services	2.0%
Consumer Staples	3.9%
Materials	6.1%
Real Estate	6.5%
Information Technology	6.7%
Health Care	7.1%
Energy	8.1%
Consumer Discretionary	13.2%
Industrials	15.2%
Financials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.8%
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.0%
Commercial Metals Co, Cl A	0.9%
Zions Bancorp NA	0.9%
Highwoods Properties Inc	0.9%
Sanmina Corp	0.8%
OFG Bancorp	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Cardinal was removed as a Fund sub-advisor, while Leeward was added as a Fund sub-advisor.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - SESVX

Annual Shareholder Report - September 30, 2024

SESVX-AR-24

Annual Shareholder Report - September 30, 2024

Small Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SMVIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class I Shares	$152	1.36%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Value Fund, Class I Shares - $189,789
S&P 500® Index (TR)* - $350,980
Russell 2000 Value Index (USD) - $220,417
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Small Cap Value Fund, Class I Shares - $189789	S&P 500® Index (TR)* - $350980	Russell 2000 Value Index (USD) - $220417
Sep/14	$100000	$100000	$100000
Sep/15	$99013	$99385	$98398
Sep/16	$110238	$114721	$116905
Sep/17	$127177	$136070	$140928
Sep/18	$135561	$160441	$154074
Sep/19	$122239	$167266	$141370
Sep/20	$102438	$192605	$120334
Sep/21	$162926	$250396	$197257
Sep/22	$135609	$211654	$162370
Sep/23	$154194	$257408	$175103
Sep/24	$189789	$350980	$220417

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2024.

Easterly Investment Partners LLC (Easterly) was the top performer among the Fund’s sub-advisors during the reporting period. Easterly outperformed the benchmark Russell 2000 Value Index due largely to positive stock selection within the information technology and financials sectors. Positions in Brinker International, Jackson Financial, and Super Micro Computer comprised a significant amount of Easterly’s outperformance relative to the benchmark. Easterly exited the position in Super Micro during the reporting period following the stock’s strong performance. During its time in the Fund, Leeward Investments LLC (Leeward) performed roughly in line with the benchmark. The manager faced quality style headwinds, but benefited from positive returns for low-volatility stocks in the latter half of the reporting period. For the period of time in which Cardinal Capital Management, L.L.C. (Cardinal) was in the Fund, the sub-advisor underperformed due to weak stock selection in the consumer discretionary, health care, and materials sectors. The value strategies of both LSV Asset Management and the Quantitative investment management (QIM) team within SIMC underperformed on value style headwinds.

The Fund’s overall sector allocation detracted modestly from performance, particularly an underweight allocation to financials and an overweight to consumer staples. This was partially offset by the positive impact of an underweight to utilities. Stock selection also weighed on performance, primarily within the health care sector, as the Fund did not hold several strong-performing biotechnology stocks—an industry in which the Fund’s sub-advisors are perennially underweight—as well as weak stock selection in health care providers and services.

At the factor level, Fund performance was hampered by a large overweight to the cheapest, highest-quality stocks in the Russell 2000 Value Index. Although there were modest tailwinds from the underperformance of expensive, low-quality stocks, there was a more significant headwind from the lagging performance of cheap, high-quality names.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class I Shares	23.08%	9.20%	6.62%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Value Index (USD)	25.88%	9.29%	8.22%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,694	446	$2,027	57%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.1%
Utilities	1.8%
Communication Services	2.0%
Consumer Staples	3.9%
Materials	6.1%
Real Estate	6.5%
Information Technology	6.7%
Health Care	7.1%
Energy	8.1%
Consumer Discretionary	13.2%
Industrials	15.2%
Financials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.8%
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.0%
Commercial Metals Co, Cl A	0.9%
Zions Bancorp NA	0.9%
Highwoods Properties Inc	0.9%
Sanmina Corp	0.8%
OFG Bancorp	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Cardinal was removed as a Fund sub-advisor, while Leeward was added as a Fund sub-advisor.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SMVIX

Annual Shareholder Report - September 30, 2024

SMVIX-AR-24

Annual Shareholder Report - September 30, 2024

Small Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SPVYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class Y Shares	$100	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Value Fund, Class Y Shares - $198,457
S&P 500® Index (TR)* - $350,980
Russell 2000 Value Index (USD) - $220,417
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Small Cap Value Fund, Class Y Shares - $198457	S&P 500® Index (TR)* - $350980	Russell 2000 Value Index (USD) - $220417
Sep/14	$100000	$100000	$100000
Sep/15	$99245	$99385	$98398
Sep/16	$111009	$114721	$116905
Sep/17	$128704	$136070	$140928
Sep/18	$137801	$160441	$154074
Sep/19	$124824	$167266	$141370
Sep/20	$105107	$192605	$120334
Sep/21	$168006	$250396	$197257
Sep/22	$140455	$211654	$162370
Sep/23	$160565	$257408	$175103
Sep/24	$198457	$350980	$220417

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2024.

Easterly Investment Partners LLC (Easterly) was the top performer among the Fund’s sub-advisors during the reporting period. Easterly outperformed the benchmark Russell 2000 Value Index due largely to positive stock selection within the information technology and financials sectors. Positions in Brinker International, Jackson Financial, and Super Micro Computer comprised a significant amount of Easterly’s outperformance relative to the benchmark. Easterly exited the position in Super Micro during the reporting period following the stock’s strong performance. During its time in the Fund, Leeward Investments LLC (Leeward) performed roughly in line with the benchmark. The manager faced quality style headwinds, but benefited from positive returns for low-volatility stocks in the latter half of the reporting period. For the period of time in which Cardinal Capital Management, L.L.C. (Cardinal) was in the Fund, the sub-advisor underperformed due to weak stock selection in the consumer discretionary, health care, and materials sectors. The value strategies of both LSV Asset Management and the Quantitative investment management (QIM) team within SIMC underperformed on value style headwinds.

The Fund’s overall sector allocation detracted modestly from performance, particularly an underweight allocation to financials and an overweight to consumer staples. This was partially offset by the positive impact of an underweight to utilities. Stock selection also weighed on performance, primarily within the health care sector, as the Fund did not hold several strong-performing biotechnology stocks—an industry in which the Fund’s sub-advisors are perennially underweight—as well as weak stock selection in health care providers and services.

At the factor level, Fund performance was hampered by a large overweight to the cheapest, highest-quality stocks in the Russell 2000 Value Index. Although there were modest tailwinds from the underperformance of expensive, low-quality stocks, there was a more significant headwind from the lagging performance of cheap, high-quality names.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class Y Shares	23.60%	9.72%	7.09%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 2000 Value Index (USD)	25.88%	9.29%	8.22%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,694	446	$2,027	57%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.1%
Utilities	1.8%
Communication Services	2.0%
Consumer Staples	3.9%
Materials	6.1%
Real Estate	6.5%
Information Technology	6.7%
Health Care	7.1%
Energy	8.1%
Consumer Discretionary	13.2%
Industrials	15.2%
Financials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.8%
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.0%
Commercial Metals Co, Cl A	0.9%
Zions Bancorp NA	0.9%
Highwoods Properties Inc	0.9%
Sanmina Corp	0.8%
OFG Bancorp	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Cardinal was removed as a Fund sub-advisor, while Leeward was added as a Fund sub-advisor.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SPVYX

Annual Shareholder Report - September 30, 2024

SPVYX-AR-24

Annual Shareholder Report - September 30, 2024

Small Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SSCGX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class F Shares	$127	1.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Growth Fund, Class F Shares - $220,817
S&P 500® Index (TR)* - $350,980
Russell 2000 Growth Index (USD) - $235,600
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Small Cap Growth Fund, Class F Shares - $220817	S&P 500® Index (TR)* - $350980	Russell 2000 Growth Index (USD) - $235600
Sep/14	$100000	$100000	$100000
Sep/15	$102505	$99385	$104044
Sep/16	$111214	$114721	$116658
Sep/17	$132640	$136070	$141134
Sep/18	$166130	$160441	$170863
Sep/19	$143049	$167266	$154402
Sep/20	$151175	$192605	$178666
Sep/21	$212804	$250396	$238099
Sep/22	$159137	$211654	$168403
Sep/23	$170771	$257408	$184556
Sep/24	$220817	$350980	$235600

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2024.

The momentum managers garnered the highest returns among the Fund’s sub-advisors, as the momentum factor saw strong performance over the reporting period. The SIMC quantitative investment management (QIM) team’s momentum strategy benefited from tailwinds to the momentum factor as well as strong stock selection within the consumer discretionary sector. Jackson Creek Investment Advisors LLC outperformed on momentum tailwinds, and later in the period benefited from the positive returns of the lower-volatility factor. Stock selection in the consumer discretionary and health care sectors also enhanced performance. EAM Investors, LLC moderately outperformed the Fund’s benchmark due to momentum style tailwinds. However, the manager also faced moderate headwinds later in the reporting period due to the portfolio’s higher-volatility posture. For the period in which the sub-advisor was in the Fund, ArrowMark Colorado Holdings, LLC (ArrowMark) contributed positively to Fund performance due largely to a strength in the biotechnology space. For the period in which the manager was in the Fund, Polen Capital Management, LLC (Polen) underperformed the benchmark amid quality style headwinds and weak stock selection within the health care and consumer discretionary sectors.

Regarding sector allocation, Fund performance was hampered by an overweight allocation to the energy sector, which sold off late in the period, and an overall underweight to information technology, which performed well until late in the period. Performance benefited from stock selection in industrials, health care, consumer discretionary, and financials. This was only partially offset by weak stock selection in information technology.

Regarding factors, the Fund’s bias towards the cheapest names in the Russell 2000 Growth Index and its tilt towards the highest-quality names in the index hampered performance. The Fund’s positive momentum exposure had a positive impact. A slightly lower beta posture enhanced Fund performance over the period, while its somewhat smaller market-cap exposure was a modest detractor.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class F Shares	29.31%	9.07%	8.24%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Growth Index (USD)	27.66%	8.82%	8.95%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$364,360	360	$1,817	192%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Utilities	1.1%
Communication Services	1.4%
Materials	2.8%
Energy	3.1%
Real Estate	3.7%
Consumer Staples	4.1%
Consumer Discretionary	13.9%
Financials	14.9%
Information Technology	15.1%
Industrials	17.9%
Health Care	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hamilton Lane Inc, Cl A	1.7%
Sprouts Farmers Market Inc	1.5%
ExlService Holdings Inc	1.2%
Modine Manufacturing Co	1.1%
Mr Cooper Group Inc	1.0%
Fabrinet	1.0%
CommVault Systems	1.0%
KB Home	1.0%
Badger Meter Inc	0.9%
Medpace Holdings Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Over the reporting period, ArrowMark was removed from the Fund’s sub-advisors, while Polen was added as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SSCGX

Annual Shareholder Report - September 30, 2024

SSCGX-AR-24

Annual Shareholder Report - September 30, 2024

Small Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPWIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class I Shares	$156	1.36%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Growth Fund, Class I Shares - $215,312
S&P 500® Index (TR)* - $350,980
Russell 2000 Growth Index (USD) - $235,600
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Small Cap Growth Fund, Class I Shares - $215312	S&P 500® Index (TR)* - $350980	Russell 2000 Growth Index (USD) - $235600
Sep/14	$100000	$100000	$100000
Sep/15	$102227	$99385	$104044
Sep/16	$110656	$114721	$116658
Sep/17	$131650	$136070	$141134
Sep/18	$164455	$160441	$170863
Sep/19	$141224	$167266	$154402
Sep/20	$148910	$192605	$178666
Sep/21	$209102	$250396	$238099
Sep/22	$155967	$211654	$168403
Sep/23	$166939	$257408	$184556
Sep/24	$215312	$350980	$235600

How did the Fund perform in the last year?

Class I Shares outperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2024.

The momentum managers garnered the highest returns among the Fund’s sub-advisors, as the momentum factor saw strong performance over the reporting period. The SIMC quantitative investment management (QIM) team’s momentum strategy benefited from tailwinds to the momentum factor as well as strong stock selection within the consumer discretionary sector. Jackson Creek Investment Advisors LLC outperformed on momentum tailwinds, and later in the period benefited from the positive returns of the lower-volatility factor. Stock selection in the consumer discretionary and health care sectors also enhanced performance. EAM Investors, LLC moderately outperformed the Fund’s benchmark due to momentum style tailwinds. However, the manager also faced moderate headwinds later in the reporting period due to the portfolio’s higher-volatility posture. For the period in which the sub-advisor was in the Fund, ArrowMark Colorado Holdings, LLC (ArrowMark) contributed positively to Fund performance due largely to a strength in the biotechnology space. For the period in which the manager was in the Fund, Polen Capital Management, LLC (Polen) underperformed the benchmark amid quality style headwinds and weak stock selection within the health care and consumer discretionary sectors.

Regarding sector allocation, Fund performance was hampered by an overweight allocation to the energy sector, which sold off late in the period, and an overall underweight to information technology, which performed well until late in the period. Performance benefited from stock selection in industrials, health care, consumer discretionary, and financials. This was only partially offset by weak stock selection in information technology.

Regarding factors, the Fund’s bias towards the cheapest names in the Russell 2000 Growth Index and its tilt towards the highest-quality names in the index hampered performance. The Fund’s positive momentum exposure had a positive impact. A slightly lower beta posture enhanced Fund performance over the period, while its somewhat smaller market-cap exposure was a modest detractor.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class I Shares	28.98%	8.80%	7.97%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Growth Index (USD)	27.66%	8.82%	8.95%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$364,360	360	$1,817	192%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Utilities	1.1%
Communication Services	1.4%
Materials	2.8%
Energy	3.1%
Real Estate	3.7%
Consumer Staples	4.1%
Consumer Discretionary	13.9%
Financials	14.9%
Information Technology	15.1%
Industrials	17.9%
Health Care	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hamilton Lane Inc, Cl A	1.7%
Sprouts Farmers Market Inc	1.5%
ExlService Holdings Inc	1.2%
Modine Manufacturing Co	1.1%
Mr Cooper Group Inc	1.0%
Fabrinet	1.0%
CommVault Systems	1.0%
KB Home	1.0%
Badger Meter Inc	0.9%
Medpace Holdings Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Over the reporting period, ArrowMark was removed from the Fund’s sub-advisors, while Polen was added as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPWIX

Annual Shareholder Report - September 30, 2024

SPWIX-AR-24

Annual Shareholder Report - September 30, 2024

Small Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SMAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class Y Shares	$99	0.86%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Growth Fund, Class Y Shares - $225,802
S&P 500® Index (TR)* - $350,980
Russell 2000 Growth Index (USD) - $235,600
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Small Cap Growth Fund, Class Y Shares - $225802	S&P 500® Index (TR)* - $350980	Russell 2000 Growth Index (USD) - $235600
Sep/14	$100000	$100000	$100000
Sep/15	$102505	$99385	$104044
Sep/16	$111484	$114721	$116658
Sep/17	$133297	$136070	$141134
Sep/18	$167329	$160441	$170863
Sep/19	$144433	$167266	$154402
Sep/20	$153050	$192605	$178666
Sep/21	$215965	$250396	$238099
Sep/22	$161953	$211654	$168403
Sep/23	$174227	$257408	$184556
Sep/24	$225802	$350980	$235600

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2024.

The momentum managers garnered the highest returns among the Fund’s sub-advisors, as the momentum factor saw strong performance over the reporting period. The SIMC quantitative investment management (QIM) team’s momentum strategy benefited from tailwinds to the momentum factor as well as strong stock selection within the consumer discretionary sector. Jackson Creek Investment Advisors LLC outperformed on momentum tailwinds, and later in the period benefited from the positive returns of the lower-volatility factor. Stock selection in the consumer discretionary and health care sectors also enhanced performance. EAM Investors, LLC moderately outperformed the Fund’s benchmark due to momentum style tailwinds. However, the manager also faced moderate headwinds later in the reporting period due to the portfolio’s higher-volatility posture. For the period in which the sub-advisor was in the Fund, ArrowMark Colorado Holdings, LLC (ArrowMark) contributed positively to Fund performance due largely to a strength in the biotechnology space. For the period in which the manager was in the Fund, Polen Capital Management, LLC (Polen) underperformed the benchmark amid quality style headwinds and weak stock selection within the health care and consumer discretionary sectors.

Regarding sector allocation, Fund performance was hampered by an overweight allocation to the energy sector, which sold off late in the period, and an overall underweight to information technology, which performed well until late in the period. Performance benefited from stock selection in industrials, health care, consumer discretionary, and financials. This was only partially offset by weak stock selection in information technology.

Regarding factors, the Fund’s bias towards the cheapest names in the Russell 2000 Growth Index and its tilt towards the highest-quality names in the index hampered performance. The Fund’s positive momentum exposure had a positive impact. A slightly lower beta posture enhanced Fund performance over the period, while its somewhat smaller market-cap exposure was a modest detractor.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class Y Shares	29.60%	9.35%	8.49%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 2000 Growth Index (USD)	27.66%	8.82%	8.95%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$364,360	360	$1,817	192%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Utilities	1.1%
Communication Services	1.4%
Materials	2.8%
Energy	3.1%
Real Estate	3.7%
Consumer Staples	4.1%
Consumer Discretionary	13.9%
Financials	14.9%
Information Technology	15.1%
Industrials	17.9%
Health Care	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hamilton Lane Inc, Cl A	1.7%
Sprouts Farmers Market Inc	1.5%
ExlService Holdings Inc	1.2%
Modine Manufacturing Co	1.1%
Mr Cooper Group Inc	1.0%
Fabrinet	1.0%
CommVault Systems	1.0%
KB Home	1.0%
Badger Meter Inc	0.9%
Medpace Holdings Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Over the reporting period, ArrowMark was removed from the Fund’s sub-advisors, while Polen was added as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SMAYX

Annual Shareholder Report - September 30, 2024

SMAYX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class F Shares - STMSX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class F Shares	$126	1.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Small/Mid Cap Fund, Class F Shares - $209,997
S&P 500® Index (TR)* - $350,980
Russell 2500 Index (USD) - $247,726
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Managed Small/Mid Cap Fund, Class F Shares - $209997	S&P 500® Index (TR)* - $350980	Russell 2500 Index (USD) - $247726
Sep/14	$100000	$100000	$100000
Sep/15	$100579	$99385	$100379
Sep/16	$109181	$114721	$114869
Sep/17	$127643	$136070	$135307
Sep/18	$147281	$160441	$157218
Sep/19	$135104	$167266	$150859
Sep/20	$127710	$192605	$154207
Sep/21	$184567	$250396	$223644
Sep/22	$149574	$211654	$176438
Sep/23	$164850	$257408	$196348
Sep/24	$209997	$350980	$247726

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Russell 2500 Index, for the 12-month period ending September 30, 2024.

Hillsdale Investment Management Inc. was the top-performing Fund manager over the reporting period, benefiting mainly from positive momentum tailwinds. Easterly Investment Partners LLC also outperformed due to positive stock selection—namely in the financials and information technology sectors. Martingale Asset Management, LP bolstered Fund performance due to a positive trend for low-volatility stocks that developed in the latter half of the reporting period. During its tenure as a Fund manager, Geneva Capital Management LLC (Geneva) contributed positively to performance, attributable to tailwinds to low volatility, as well as positive stock selection within the information technology and consumer discretionary sectors. Additionally, the quantitative investment management (QIM) team’s momentum strategy outperformed due to momentum style tailwinds, partially offset by the strategy’s bias towards higher-quality names. Rice Hall James & Associates, LLC (Rice Hall) performed in line with the benchmark during its tenure as a Fund manager, while Cardinal Capital Management, LLC (Cardinal) underperformed on stock-specific results. QIM’s value strategy also underperformed as value remained largely out of favor.

Overall sector allocation hampered Fund performance for the reporting period due largely to an underweight allocation to the utilities and energy sectors. Stock selection bolstered Fund performance. Stock selection in the financials, information technology, consumer staples, and industrials sectors contributed to Fund performance, partially offset by holdings in health care.

The negative impact of an overweight allocation to the cheapest names in the index was offset by the positive contribution of an underweight to the most expensive stocks. The Fund’s high-quality exposure detracted from performance, while the exposure to the momentum factor had a positive impact. An underweight to the largest companies in the index detracted modestly from Fund performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Small/Mid Cap Fund, Class F Shares	27.39%	9.22%	7.70%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2500 Index (USD)	26.17%	10.43%	9.50%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$887,533	646	$4,767	57%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Utilities	1.0%
Cash Equivalent	1.1%
Communication Services	2.2%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	5.0%
Materials	6.1%
Consumer Discretionary	10.3%
Health Care	10.9%
Information Technology	13.6%
Industrials	20.4%
Financials	21.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
CNO Financial Group Inc	1.2%
Commercial Metals Co, Cl A	1.1%
Modine Manufacturing Co	1.0%
Pilgrim's Pride Corp	1.0%
Lincoln National Corp	1.0%
Axon Enterprise Inc	0.8%
Highwoods Properties Inc	0.8%
Delek US Holdings Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Rice Hall and Cardinal were removed as Fund managers, while Geneva was added. In addition, the QIM team was added to directly manage a sleeve of the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class F Shares - STMSX

Annual Shareholder Report - September 30, 2024

STMSX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STMPX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class Y Shares	$101	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Small/Mid Cap Fund, Class Y Shares - $214,554
S&P 500® Index (TR)* - $350,980
Russell 2500 Index (USD) - $247,726
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Managed Small/Mid Cap Fund, Class Y Shares - $214554	S&P 500® Index (TR)* - $350980	Russell 2500 Index (USD) - $247726
Sep/14	$100000	$100000	$100000
Sep/15	$100746	$99385	$100379
Sep/16	$109603	$114721	$114869
Sep/17	$128392	$136070	$135307
Sep/18	$148543	$160441	$157218
Sep/19	$136480	$167266	$150859
Sep/20	$129389	$192605	$154207
Sep/21	$187367	$250396	$223644
Sep/22	$152120	$211654	$176438
Sep/23	$168077	$257408	$196348
Sep/24	$214554	$350980	$247726

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Russell 2500 Index, for the 12-month period ending September 30, 2024.

Hillsdale Investment Management Inc. was the top-performing Fund manager over the reporting period, benefiting mainly from positive momentum tailwinds. Easterly Investment Partners LLC also outperformed due to positive stock selection—namely in the financials and information technology sectors. Martingale Asset Management, LP bolstered Fund performance due to a positive trend for low-volatility stocks that developed in the latter half of the reporting period. During its tenure as a Fund manager, Geneva Capital Management LLC (Geneva) contributed positively to performance, attributable to tailwinds to low volatility, as well as positive stock selection within the information technology and consumer discretionary sectors. Additionally, the quantitative investment management (QIM) team’s momentum strategy outperformed due to momentum style tailwinds, partially offset by the strategy’s bias towards higher-quality names. Rice Hall James & Associates, LLC (Rice Hall) performed in line with the benchmark during its tenure as a Fund manager, while Cardinal Capital Management, LLC (Cardinal) underperformed on stock-specific results. QIM’s value strategy also underperformed as value remained largely out of favor.

Overall sector allocation hampered Fund performance for the reporting period due largely to an underweight allocation to the utilities and energy sectors. Stock selection bolstered Fund performance. Stock selection in the financials, information technology, consumer staples, and industrials sectors contributed to Fund performance, partially offset by holdings in health care.

The negative impact of an overweight allocation to the cheapest names in the index was offset by the positive contribution of an underweight to the most expensive stocks. The Fund’s high-quality exposure detracted from performance, while the exposure to the momentum factor had a positive impact. An underweight to the largest companies in the index detracted modestly from Fund performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Small/Mid Cap Fund, Class Y Shares	27.65%	9.47%	7.93%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 2500 Index (USD)	26.17%	10.43%	9.50%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$887,533	646	$4,767	57%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Utilities	1.0%
Cash Equivalent	1.1%
Communication Services	2.2%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	5.0%
Materials	6.1%
Consumer Discretionary	10.3%
Health Care	10.9%
Information Technology	13.6%
Industrials	20.4%
Financials	21.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
CNO Financial Group Inc	1.2%
Commercial Metals Co, Cl A	1.1%
Modine Manufacturing Co	1.0%
Pilgrim's Pride Corp	1.0%
Lincoln National Corp	1.0%
Axon Enterprise Inc	0.8%
Highwoods Properties Inc	0.8%
Delek US Holdings Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Rice Hall and Cardinal were removed as Fund managers, while Geneva was added. In addition, the QIM team was added to directly manage a sleeve of the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STMPX

Annual Shareholder Report - September 30, 2024

STMPX-AR-24

Annual Shareholder Report - September 30, 2024

Mid-Cap Fund

SEI Institutional Managed Trust/Class F Shares - SEMCX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class F Shares	$112	0.98%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Mid-Cap Fund, Class F Shares - $243,497
S&P 500® Index (TR)* - $350,980
Russell Midcap Index (USD) - $263,963
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Mid-Cap Fund, Class F Shares - $243497	S&P 500® Index (TR)* - $350980	Russell Midcap Index (USD) - $263963
Sep/14	$100000	$100000	$100000
Sep/15	$100673	$99385	$99752
Sep/16	$114869	$114721	$113966
Sep/17	$134988	$136070	$131430
Sep/18	$153091	$160441	$149804
Sep/19	$148342	$167266	$154576
Sep/20	$144081	$192605	$161613
Sep/21	$200983	$250396	$223200
Sep/22	$169480	$211654	$179912
Sep/23	$189421	$257408	$204103
Sep/24	$243497	$350980	$263963

How did the Fund perform in the last year?

Class F Shares modestly underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2024.

Regarding the Fund’s sub-advisors, Los Angeles Capital Management LLC (LA Capital) outperformed the benchmark Russell Midcap Index over the reporting period. The trend-following manager’s performance benefited from positive results for the momentum factor and stock selection in the industrials, consumer discretionary, and energy sectors. LA Capital’s performance also was bolstered by sector positioning, namely underweight allocations to consumer staples and materials, and an overweight to financials. Leeward Investments, LLC underperformed the benchmark for the period, attributable largely to value and quality style headwinds. Weak stock selection in the consumer discretionary sector also detracted from the manager’s performance.

On a sector basis, Fund performance was enhanced by an overweight position in financials and underweight in materials. This was partially offset by the negative impact of a small overweight to energy. Fund performance benefited from stock selection in the industrials sector, though this was partially offset by weak selection in financials.

The Fund performance generally was bolstered by positive momentum exposure over the reporting period, as this factor garnered the highest returns. A more moderate overweight to the value style had no significant impact on Fund performance, as both the cheapest and most expensive stocks in the Russell Midcap Index underperformed. The Fund’s bias towards high-quality stocks within the index detracted somewhat from performance for the reporting period, while an active underweight allocation to the most volatile stocks in the index had a modestly positive impact.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class F Shares	28.55%	10.42%	9.31%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell Midcap Index (USD)	29.33%	11.30%	10.19%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$84,078	321	$329	61%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Exchange Traded Fund	0.4%
Cash Equivalent	1.5%
Communication Services	2.6%
Materials	3.5%
Consumer Staples	3.6%
Energy	4.6%
Utilities	7.2%
Real Estate	8.4%
Health Care	10.0%
Consumer Discretionary	11.1%
Information Technology	11.8%
Industrials	17.2%
Financials	18.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace Inc	1.2%
Ross Stores Inc	1.0%
Omnicom Group Inc	1.0%
Allstate Corp/The	1.0%
NetApp Inc	0.9%
PulteGroup Inc	0.9%
Cboe Global Markets Inc	0.8%
Genpact Ltd	0.8%
Public Service Enterprise Group Inc	0.8%
Clean Harbors Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Mid-Cap Fund

SEI Institutional Managed Trust/Class F Shares - SEMCX

Annual Shareholder Report - September 30, 2024

SEMCX-AR-24

Annual Shareholder Report - September 30, 2024

Mid-Cap Fund

SEI Institutional Managed Trust/Class I Shares - SIPIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class I Shares	$137	1.20%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Mid-Cap Fund, Class I Shares - $238,156
S&P 500® Index (TR)* - $350,980
Russell Midcap Index (USD) - $263,963
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Mid-Cap Fund, Class I Shares - $238156	S&P 500® Index (TR)* - $350980	Russell Midcap Index (USD) - $263963
Sep/14	$100000	$100000	$100000
Sep/15	$100432	$99385	$99752
Sep/16	$114335	$114721	$113966
Sep/17	$134134	$136070	$131430
Sep/18	$151721	$160441	$149804
Sep/19	$146756	$167266	$154576
Sep/20	$142169	$192605	$161613
Sep/21	$197885	$250396	$223200
Sep/22	$166461	$211654	$179912
Sep/23	$185604	$257408	$204103
Sep/24	$238156	$350980	$263963

How did the Fund perform in the last year?

Class I Shares modestly underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2024.

Regarding the Fund’s sub-advisors, Los Angeles Capital Management LLC (LA Capital) outperformed the benchmark Russell Midcap Index over the reporting period. The trend-following manager’s performance benefited from positive results for the momentum factor and stock selection in the industrials, consumer discretionary, and energy sectors. LA Capital’s performance also was bolstered by sector positioning, namely underweight allocations to consumer staples and materials, and an overweight to financials. Leeward Investments, LLC underperformed the benchmark for the period, attributable largely to value and quality style headwinds. Weak stock selection in the consumer discretionary sector also detracted from the manager’s performance.

On a sector basis, Fund performance was enhanced by an overweight position in financials and underweight in materials. This was partially offset by the negative impact of a small overweight to energy. Fund performance benefited from stock selection in the industrials sector, though this was partially offset by weak selection in financials.

The Fund performance generally was bolstered by positive momentum exposure over the reporting period, as this factor garnered the highest returns. A more moderate overweight to the value style had no significant impact on Fund performance, as both the cheapest and most expensive stocks in the Russell Midcap Index underperformed. The Fund’s bias towards high-quality stocks within the index detracted somewhat from performance for the reporting period, while an active underweight allocation to the most volatile stocks in the index had a modestly positive impact.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class I Shares	28.31%	10.17%	9.07%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell Midcap Index (USD)	29.33%	11.30%	10.19%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$84,078	321	$329	61%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Exchange Traded Fund	0.4%
Cash Equivalent	1.5%
Communication Services	2.6%
Materials	3.5%
Consumer Staples	3.6%
Energy	4.6%
Utilities	7.2%
Real Estate	8.4%
Health Care	10.0%
Consumer Discretionary	11.1%
Information Technology	11.8%
Industrials	17.2%
Financials	18.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace Inc	1.2%
Ross Stores Inc	1.0%
Omnicom Group Inc	1.0%
Allstate Corp/The	1.0%
NetApp Inc	0.9%
PulteGroup Inc	0.9%
Cboe Global Markets Inc	0.8%
Genpact Ltd	0.8%
Public Service Enterprise Group Inc	0.8%
Clean Harbors Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Mid-Cap Fund

SEI Institutional Managed Trust/Class I Shares - SIPIX

Annual Shareholder Report - September 30, 2024

SIPIX-AR-24

Annual Shareholder Report - September 30, 2024

Mid-Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SFDYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class Y Shares	$84	0.73%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Mid-Cap Fund, Class Y Shares - $249,009
S&P 500® Index (TR)* - $350,980
Russell Midcap Index (USD) - $263,963
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Mid-Cap Fund, Class Y Shares - $249009	S&P 500® Index (TR)* - $350980	Russell Midcap Index (USD) - $263963
Sep/14	$100000	$100000	$100000
Sep/15	$100673	$99385	$99752
Sep/16	$115126	$114721	$113966
Sep/17	$135664	$136070	$131430
Sep/18	$154219	$160441	$149804
Sep/19	$149820	$167266	$154576
Sep/20	$145917	$192605	$161613
Sep/21	$203999	$250396	$223200
Sep/22	$172418	$211654	$179912
Sep/23	$193174	$257408	$204103
Sep/24	$249009	$350980	$263963

How did the Fund perform in the last year?

Class Y Shares modestly underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2024.

Regarding the Fund’s sub-advisors, Los Angeles Capital Management LLC (LA Capital) outperformed the benchmark Russell Midcap Index over the reporting period. The trend-following manager’s performance benefited from positive results for the momentum factor and stock selection in the industrials, consumer discretionary, and energy sectors. LA Capital’s performance also was bolstered by sector positioning, namely underweight allocations to consumer staples and materials, and an overweight to financials. Leeward Investments, LLC underperformed the benchmark for the period, attributable largely to value and quality style headwinds. Weak stock selection in the consumer discretionary sector also detracted from the manager’s performance.

On a sector basis, Fund performance was enhanced by an overweight position in financials and underweight in materials. This was partially offset by the negative impact of a small overweight to energy. Fund performance benefited from stock selection in the industrials sector, though this was partially offset by weak selection in financials.

The Fund performance generally was bolstered by positive momentum exposure over the reporting period, as this factor garnered the highest returns. A more moderate overweight to the value style had no significant impact on Fund performance, as both the cheapest and most expensive stocks in the Russell Midcap Index underperformed. The Fund’s bias towards high-quality stocks within the index detracted somewhat from performance for the reporting period, while an active underweight allocation to the most volatile stocks in the index had a modestly positive impact.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class Y Shares	28.90%	10.70%	9.55%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell Midcap Index (USD)	29.33%	11.30%	10.19%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$84,078	321	$329	61%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Exchange Traded Fund	0.4%
Cash Equivalent	1.5%
Communication Services	2.6%
Materials	3.5%
Consumer Staples	3.6%
Energy	4.6%
Utilities	7.2%
Real Estate	8.4%
Health Care	10.0%
Consumer Discretionary	11.1%
Information Technology	11.8%
Industrials	17.2%
Financials	18.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace Inc	1.2%
Ross Stores Inc	1.0%
Omnicom Group Inc	1.0%
Allstate Corp/The	1.0%
NetApp Inc	0.9%
PulteGroup Inc	0.9%
Cboe Global Markets Inc	0.8%
Genpact Ltd	0.8%
Public Service Enterprise Group Inc	0.8%
Clean Harbors Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Mid-Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SFDYX

Annual Shareholder Report - September 30, 2024

SFDYX-AR-24

Annual Shareholder Report - September 30, 2024

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVOAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class F Shares	$101	0.90%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

U.S. Managed Volatility Fund, Class F Shares - $234,492
S&P 500® Index (TR)* - $350,980
Russell 3000 ™ Index (USD) - $334,317
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	U.S. Managed Volatility Fund, Class F Shares - $234492	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$104612	$99385	$99505
Sep/16	$117177	$114721	$114395
Sep/17	$131067	$136070	$135795
Sep/18	$146577	$160441	$159667
Sep/19	$158142	$167266	$164326
Sep/20	$150445	$192605	$188977
Sep/21	$181122	$250396	$249214
Sep/22	$170289	$211654	$205284
Sep/23	$187712	$257408	$247288
Sep/24	$234492	$350980	$334317

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 3000 ™ Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, Allspring Global Investments, LLC’s performance for the reporting period was bolstered by its less pronounced tilt toward value stocks; however, tilts toward low-volatility stocks detracted from performance. An overweight to consumer staples and an underweight to information technology weighed on performance, while an underweight to consumer discretionary was a contributor. Performance was hampered by stock selection in health care, while holdings in industrials and consumer staples had a slightly positive impact.

LSV Asset Management’s underperformance for the period was attributable largely to the manager’s tilt toward value stocks within the low-volatility segment of the market. An overweight to consumer staples and an underweight to information technology detracted from performance, while an underweight to consumer discretionary had a positive impact. Performance also was hampered by stock selection in information technology and health care. Holdings in utilities bolstered performance.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in June 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM also benefited from an overweight to industrials, while an overweight to consumer staples was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class F Shares	24.92%	8.20%	8.90%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$648,141	365	$2,577	54%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.1%
Cash Equivalent	1.3%
Materials	2.4%
Energy	2.7%
Utilities	3.6%
Consumer Discretionary	8.5%
Communication Services	8.5%
Financials	11.9%
Industrials	13.6%
Information Technology	15.0%
Health Care	16.1%
Consumer Staples	16.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	1.8%
Amdocs Ltd	1.8%
AT&T Inc	1.7%
Cisco Systems Inc	1.7%
Gilead Sciences Inc	1.6%
Comcast Corp, Cl A	1.6%
Lockheed Martin Corp	1.6%
International Business Machines Corp	1.6%
Merck & Co Inc	1.4%
Bank of New York Mellon Corp/The	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in June 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVOAX

Annual Shareholder Report - September 30, 2024

SVOAX-AR-24

Annual Shareholder Report - September 30, 2024

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SEVIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class I Shares	$129	1.15%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

U.S. Managed Volatility Fund, Class I Shares - $228,735
S&P 500® Index (TR)* - $350,980
Russell 3000 ™ Index (USD) - $334,317
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	U.S. Managed Volatility Fund, Class I Shares - $228735	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$104425	$99385	$99505
Sep/16	$116706	$114721	$114395
Sep/17	$130215	$136070	$135795
Sep/18	$145257	$160441	$159667
Sep/19	$156324	$167266	$164326
Sep/20	$148248	$192605	$188977
Sep/21	$178146	$250396	$249214
Sep/22	$167000	$211654	$205284
Sep/23	$183512	$257408	$247288
Sep/24	$228735	$350980	$334317

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 3000 ™ Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, Allspring Global Investments, LLC’s performance for the reporting period was bolstered by its less pronounced tilt toward value stocks; however, tilts toward low-volatility stocks detracted from performance. An overweight to consumer staples and an underweight to information technology weighed on performance, while an underweight to consumer discretionary was a contributor. Performance was hampered by stock selection in health care, while holdings in industrials and consumer staples had a slightly positive impact.

LSV Asset Management’s underperformance for the period was attributable largely to the manager’s tilt toward value stocks within the low-volatility segment of the market. An overweight to consumer staples and an underweight to information technology detracted from performance, while an underweight to consumer discretionary had a positive impact. Performance also was hampered by stock selection in information technology and health care. Holdings in utilities bolstered performance.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in June 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM also benefited from an overweight to industrials, while an overweight to consumer staples was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class I Shares	24.64%	7.91%	8.63%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$648,141	365	$2,577	54%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.1%
Cash Equivalent	1.3%
Materials	2.4%
Energy	2.7%
Utilities	3.6%
Consumer Discretionary	8.5%
Communication Services	8.5%
Financials	11.9%
Industrials	13.6%
Information Technology	15.0%
Health Care	16.1%
Consumer Staples	16.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	1.8%
Amdocs Ltd	1.8%
AT&T Inc	1.7%
Cisco Systems Inc	1.7%
Gilead Sciences Inc	1.6%
Comcast Corp, Cl A	1.6%
Lockheed Martin Corp	1.6%
International Business Machines Corp	1.6%
Merck & Co Inc	1.4%
Bank of New York Mellon Corp/The	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in June 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SEVIX

Annual Shareholder Report - September 30, 2024

SEVIX-AR-24

Annual Shareholder Report - September 30, 2024

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SUSYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class Y Shares	$73	0.65%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

U.S. Managed Volatility Fund, Class Y Shares - $240,172
S&P 500® Index (TR)* - $350,980
Russell 3000 ™ Index (USD) - $334,317
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	U.S. Managed Volatility Fund, Class Y Shares - $240172	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$104809	$99385	$99505
Sep/16	$117681	$114721	$114395
Sep/17	$131957	$136070	$135795
Sep/18	$147937	$160441	$159667
Sep/19	$160002	$167266	$164326
Sep/20	$152614	$192605	$188977
Sep/21	$184181	$250396	$249214
Sep/22	$173625	$211654	$205284
Sep/23	$191752	$257408	$247288
Sep/24	$240172	$350980	$334317

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 3000 ™ Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, Allspring Global Investments, LLC’s performance for the reporting period was bolstered by its less pronounced tilt toward value stocks; however, tilts toward low-volatility stocks detracted from performance. An overweight to consumer staples and an underweight to information technology weighed on performance, while an underweight to consumer discretionary was a contributor. Performance was hampered by stock selection in health care, while holdings in industrials and consumer staples had a slightly positive impact.

LSV Asset Management’s underperformance for the period was attributable largely to the manager’s tilt toward value stocks within the low-volatility segment of the market. An overweight to consumer staples and an underweight to information technology detracted from performance, while an underweight to consumer discretionary had a positive impact. Performance also was hampered by stock selection in information technology and health care. Holdings in utilities bolstered performance.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in June 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM also benefited from an overweight to industrials, while an overweight to consumer staples was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class Y Shares	25.25%	8.46%	9.16%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$648,141	365	$2,577	54%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.1%
Cash Equivalent	1.3%
Materials	2.4%
Energy	2.7%
Utilities	3.6%
Consumer Discretionary	8.5%
Communication Services	8.5%
Financials	11.9%
Industrials	13.6%
Information Technology	15.0%
Health Care	16.1%
Consumer Staples	16.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	1.8%
Amdocs Ltd	1.8%
AT&T Inc	1.7%
Cisco Systems Inc	1.7%
Gilead Sciences Inc	1.6%
Comcast Corp, Cl A	1.6%
Lockheed Martin Corp	1.6%
International Business Machines Corp	1.6%
Merck & Co Inc	1.4%
Bank of New York Mellon Corp/The	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in June 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SUSYX

Annual Shareholder Report - September 30, 2024

SUSYX-AR-24

Annual Shareholder Report - September 30, 2024

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVTAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class F Shares	$123	1.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Global Managed Volatility Fund, Class F Shares - $205,597
MSCI ACWI ex-USA Index (Net) (USD)* - $166,302
MSCI World Index (Net) (USD) - $261,136
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Global Managed Volatility Fund, Class F Shares - $205597	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	MSCI World Index (Net) (USD) - $261136
Sep/14	$100000	$100000	$100000
Sep/15	$105869	$87837	$94909
Sep/16	$119715	$95968	$105688
Sep/17	$133077	$114787	$124887
Sep/18	$143884	$116810	$138921
Sep/19	$150721	$115375	$141460
Sep/20	$144199	$118838	$156182
Sep/21	$164969	$147259	$201195
Sep/22	$149816	$110199	$161695
Sep/23	$168145	$132667	$197193
Sep/24	$205597	$166302	$261136

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. The Fund’s exposure to low-volatility stocks and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s (Acadian) performance benefited from its multi-factor model which dampened some headwinds over the reporting period. Acadian’s overweight allocation to the consumer staples sector and underweights to financials and information technology detracted from its performance, while underweights to energy and consumer discretionary bolstered performance.

Allspring Global Investments, LLC (Allspring) underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. Overweights to consumer staples and health care, and an underweight to information technology, also detracted from performance. Allspring benefited from underweights to energy and consumer discretionary, and an overweight to communication services.

The quantitative investment management (QIM) team within SIMC performed in line with the benchmark since it started to directly manage a sleeve of the Fund in February 2024. Tilts toward low-volatility and value stocks slightly detracted from performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to consumer discretionary and an overweight to utilities, and stock selection in consumer staples. An underweight to financials and stock selection in communication services hampered performance.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class F Shares	22.27%	6.41%	7.47%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
MSCI World Index (Net) (USD)	32.43%	13.04%	10.07%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$845,086	479	$4,420	85%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	3.7%
Germany	1.1%
Norway	1.2%
Sweden	1.4%
Israel	1.8%
Canada	2.0%
France	2.6%
Hong Kong	2.7%
Netherlands	2.7%
Switzerland	4.2%
United Kingdom	5.1%
Japan	10.5%
United States	60.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kimberly-Clark Corp	1.7%
AT&T Inc	1.7%
Johnson & Johnson	1.6%
Electronic Arts Inc	1.5%
Walmart Inc	1.3%
Check Point Software Technologies Ltd	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Novartis AG	1.3%
Motorola Solutions Inc	1.3%
Lockheed Martin Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVTAX

Annual Shareholder Report - September 30, 2024

SVTAX-AR-24

Annual Shareholder Report - September 30, 2024

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SGMIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class I Shares	$152	1.37%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Global Managed Volatility Fund, Class I Shares - $200,353
MSCI ACWI ex-USA Index (Net) (USD)* - $166,302
MSCI World Index (Net) (USD) - $261,136
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Global Managed Volatility Fund, Class I Shares - $200353	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	MSCI World Index (Net) (USD) - $261136
Sep/14	$100000	$100000	$100000
Sep/15	$105428	$87837	$94909
Sep/16	$119106	$95968	$105688
Sep/17	$131965	$114787	$124887
Sep/18	$142356	$116810	$138921
Sep/19	$148696	$115375	$141460
Sep/20	$141983	$118838	$156182
Sep/21	$161870	$147259	$201195
Sep/22	$146710	$110199	$161695
Sep/23	$164413	$132667	$197193
Sep/24	$200353	$166302	$261136

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. The Fund’s exposure to low-volatility stocks and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s (Acadian) performance benefited from its multi-factor model which dampened some headwinds over the reporting period. Acadian’s overweight allocation to the consumer staples sector and underweights to financials and information technology detracted from its performance, while underweights to energy and consumer discretionary bolstered performance.

Allspring Global Investments, LLC (Allspring) underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. Overweights to consumer staples and health care, and an underweight to information technology, also detracted from performance. Allspring benefited from underweights to energy and consumer discretionary, and an overweight to communication services.

The quantitative investment management (QIM) team within SIMC performed in line with the benchmark since it started to directly manage a sleeve of the Fund in February 2024. Tilts toward low-volatility and value stocks slightly detracted from performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to consumer discretionary and an overweight to utilities, and stock selection in consumer staples. An underweight to financials and stock selection in communication services hampered performance.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class I Shares	21.86%	6.14%	7.20%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
MSCI World Index (Net) (USD)	32.43%	13.04%	10.07%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$845,086	479	$4,420	85%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	3.7%
Germany	1.1%
Norway	1.2%
Sweden	1.4%
Israel	1.8%
Canada	2.0%
France	2.6%
Hong Kong	2.7%
Netherlands	2.7%
Switzerland	4.2%
United Kingdom	5.1%
Japan	10.5%
United States	60.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kimberly-Clark Corp	1.7%
AT&T Inc	1.7%
Johnson & Johnson	1.6%
Electronic Arts Inc	1.5%
Walmart Inc	1.3%
Check Point Software Technologies Ltd	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Novartis AG	1.3%
Motorola Solutions Inc	1.3%
Lockheed Martin Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SGMIX

Annual Shareholder Report - September 30, 2024

SGMIX-AR-24

Annual Shareholder Report - September 30, 2024

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SGLYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class Y Shares	$96	0.86%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Global Managed Volatility Fund, Class Y Shares - $210,732
MSCI ACWI ex-USA Index (Net) (USD)* - $166,302
MSCI World Index (Net) (USD) - $261,136
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Global Managed Volatility Fund, Class Y Shares - $210732	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	MSCI World Index (Net) (USD) - $261136
Sep/14	$100000	$100000	$100000
Sep/15	$106065	$87837	$94909
Sep/16	$120371	$95968	$105688
Sep/17	$133996	$114787	$124887
Sep/18	$145332	$116810	$138921
Sep/19	$152527	$115375	$141460
Sep/20	$146311	$118838	$156182
Sep/21	$167752	$147259	$201195
Sep/22	$152740	$110199	$161695
Sep/23	$172011	$132667	$197193
Sep/24	$210732	$166302	$261136

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. The Fund’s exposure to low-volatility stocks and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s (Acadian) performance benefited from its multi-factor model which dampened some headwinds over the reporting period. Acadian’s overweight allocation to the consumer staples sector and underweights to financials and information technology detracted from its performance, while underweights to energy and consumer discretionary bolstered performance.

Allspring Global Investments, LLC (Allspring) underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. Overweights to consumer staples and health care, and an underweight to information technology, also detracted from performance. Allspring benefited from underweights to energy and consumer discretionary, and an overweight to communication services.

The quantitative investment management (QIM) team within SIMC performed in line with the benchmark since it started to directly manage a sleeve of the Fund in February 2024. Tilts toward low-volatility and value stocks slightly detracted from performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to consumer discretionary and an overweight to utilities, and stock selection in consumer staples. An underweight to financials and stock selection in communication services hampered performance.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class Y Shares	22.51%	6.68%	7.74%
MSCI ACWI ex-USA Index (Net) (USD)Footnote Reference*	25.35%	7.59%	5.22%
MSCI World Index (Net) (USD)	32.43%	13.04%	10.07%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$845,086	479	$4,420	85%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	3.7%
Germany	1.1%
Norway	1.2%
Sweden	1.4%
Israel	1.8%
Canada	2.0%
France	2.6%
Hong Kong	2.7%
Netherlands	2.7%
Switzerland	4.2%
United Kingdom	5.1%
Japan	10.5%
United States	60.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kimberly-Clark Corp	1.7%
AT&T Inc	1.7%
Johnson & Johnson	1.6%
Electronic Arts Inc	1.5%
Walmart Inc	1.3%
Check Point Software Technologies Ltd	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Novartis AG	1.3%
Motorola Solutions Inc	1.3%
Lockheed Martin Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SGLYX

Annual Shareholder Report - September 30, 2024

SGLYX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - TMMAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class F Shares	$115	1.00%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Managed Volatility Fund, Class F Shares - $268,476
S&P 500® Index (TR)* - $350,980
Russell 3000 ™ Index (USD) - $334,317
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Managed Managed Volatility Fund, Class F Shares - $268476	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$105916	$99385	$99505
Sep/16	$118879	$114721	$114395
Sep/17	$134138	$136070	$135795
Sep/18	$150582	$160441	$159667
Sep/19	$161360	$167266	$164326
Sep/20	$158887	$192605	$188977
Sep/21	$191873	$250396	$249214
Sep/22	$187123	$211654	$205284
Sep/23	$207672	$257408	$247288
Sep/24	$268476	$350980	$334317

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 3000 TM Index, for the 12-month period ending September 30, 2024.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, LSV Asset Management outperformed the benchmark due to select holdings among the strong-performing “Magnificent Seven” mega-cap tech stocks. The strategy’s tilt toward value stocks within the low-volatility segment of the market weighed on performance. An overweight to consumer staples also was a detractor, while an underweight to consumer discretionary had a positive impact. Performance was hampered by stock selection in information technology, and benefited from holdings in industrials.

Allspring Global Investments, LLC underperformed over the period largely due to tilts toward low-volatility and value stocks, as well as greater emphasis on defensive sector positioning. An overweight to consumer staples and an underweight to information technology detracted from performance. Underweights to consumer discretionary and energy enhanced performance. Stock selection in health care and information technology weighed on performance, while holdings in energy had a positive impact.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in July 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to and stock selection in information technology, while stock selection in health care was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Managed Volatility Fund, Class F Shares	29.28%	10.72%	10.38%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$846,039	131	$3,516	24%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.3%
Energy	1.6%
Cash Equivalent	1.7%
Materials	2.0%
Utilities	4.1%
Consumer Discretionary	5.7%
Communication Services	6.7%
Industrials	14.4%
Financials	14.5%
Consumer Staples	15.6%
Health Care	16.1%
Information Technology	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progressive Corp/The	3.7%
Apple Inc	3.1%
Microsoft Corp	3.1%
Motorola Solutions Inc	2.9%
Elevance Health Inc	2.5%
Republic Services Inc	2.5%
UnitedHealth Group Inc	2.3%
Oracle Corp, Cl B	2.2%
Eli Lilly & Co	2.1%
Synopsys Inc	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in July 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - TMMAX

Annual Shareholder Report - September 30, 2024

TMMAX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - STVYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class Y Shares	$86	0.75%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Managed Volatility Fund, Class Y Shares - $274,756
S&P 500® Index (TR)* - $350,980
Russell 3000 ™ Index (USD) - $334,317
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Managed Managed Volatility Fund, Class Y Shares - $274756	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$106062	$99385	$99505
Sep/16	$119239	$114721	$114395
Sep/17	$134885	$136070	$135795
Sep/18	$151883	$160441	$159667
Sep/19	$163160	$167266	$164326
Sep/20	$160981	$192605	$188977
Sep/21	$194976	$250396	$249214
Sep/22	$190531	$211654	$205284
Sep/23	$211989	$257408	$247288
Sep/24	$274756	$350980	$334317

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 3000 TM Index, for the 12-month period ending September 30, 2024.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, LSV Asset Management outperformed the benchmark due to select holdings among the strong-performing “Magnificent Seven” mega-cap tech stocks. The strategy’s tilt toward value stocks within the low-volatility segment of the market weighed on performance. An overweight to consumer staples also was a detractor, while an underweight to consumer discretionary had a positive impact. Performance was hampered by stock selection in information technology, and benefited from holdings in industrials.

Allspring Global Investments, LLC underperformed over the period largely due to tilts toward low-volatility and value stocks, as well as greater emphasis on defensive sector positioning. An overweight to consumer staples and an underweight to information technology detracted from performance. Underweights to consumer discretionary and energy enhanced performance. Stock selection in health care and information technology weighed on performance, while holdings in energy had a positive impact.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in July 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to and stock selection in information technology, while stock selection in health care was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Managed Volatility Fund, Class Y Shares	29.61%	10.99%	10.64%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$846,039	131	$3,516	24%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.3%
Energy	1.6%
Cash Equivalent	1.7%
Materials	2.0%
Utilities	4.1%
Consumer Discretionary	5.7%
Communication Services	6.7%
Industrials	14.4%
Financials	14.5%
Consumer Staples	15.6%
Health Care	16.1%
Information Technology	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progressive Corp/The	3.7%
Apple Inc	3.1%
Microsoft Corp	3.1%
Motorola Solutions Inc	2.9%
Elevance Health Inc	2.5%
Republic Services Inc	2.5%
UnitedHealth Group Inc	2.3%
Oracle Corp, Cl B	2.2%
Eli Lilly & Co	2.1%
Synopsys Inc	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in July 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - STVYX

Annual Shareholder Report - September 30, 2024

STVYX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SMINX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class F Shares	$123	1.11%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Tax-Managed International Managed Volatility Fund, Class F Shares - $145,299
MSCI ACWI ex-USA Index (Net) (USD)* - $175,816
MSCI EAFE Index (Net) (USD) - $183,827
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
Oct/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Managed International Managed Volatility Fund, Class F Shares - $145299	MSCI ACWI ex-USA Index (Net) (USD)* - $175816	MSCI EAFE Index (Net) (USD) - $183827
Oct/16	$100000	$100000	$100000
Sep/17	$115647	$121355	$122295
Sep/18	$116724	$123493	$125642
Sep/19	$113504	$121976	$123959
Sep/20	$110007	$125637	$124572
Sep/21	$124565	$155684	$156625
Sep/22	$98811	$116504	$117264
Sep/23	$119406	$140257	$147338
Sep/24	$145299	$175816	$183827

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the MSCI EAFE Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Defensive sector positioning and exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s performance benefited from its multi-factor model, which dampened some headwinds over the reporting period. An overweight to consumer staples and an underweight to financials, along with stock selection in communication services, detracted from performance, while underweights to energy and consumer discretionary, and stock selection in consumer staples and consumer discretionary, had a positive impact.

LSV Asset Management (LSV) underperformed largely due to its tilt toward low volatility and value stocks. An overweight to consumer staples and energy as well as an underweight to information technology detracted from performance, though this was partially offset by underweights to financials and consumer discretionary. LSV’s performance was hampered by stock selection in industrials and health care, but benefited from holdings in consumer staples.

Allspring Global Investments, LLC underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. An overweight to consumer staples and stock selection in industrials also detracted from performance. Performance benefited from an underweight to energy and stock selection in consumer staples.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Managed International Managed Volatility Fund, Class F Shares	21.68%	5.06%	4.81%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	7.44%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	7.95%

Since its inception on October 17, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$306,517	423	$1,241	59%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	12.4%
Canada	2.4%
Denmark	2.8%
Sweden	2.9%
Netherlands	3.6%
Singapore	3.6%
Hong Kong	3.6%
Australia	5.4%
Germany	5.9%
France	8.4%
Switzerland	9.1%
United Kingdom	13.9%
Japan	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	1.8%
Koninklijke Ahold Delhaize NV	1.7%
GSK PLC	1.3%
Tesco PLC	1.3%
Deutsche Telekom AG	1.2%
BAE Systems PLC	1.2%
Orange SA	1.2%
Sanofi SA	1.1%
Imperial Brands PLC	1.1%
Henkel AG & Co KGaA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SMINX

Annual Shareholder Report - September 30, 2024

SMINX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SIMYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class Y Shares	$95	0.86%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Tax-Managed International Managed Volatility Fund, Class Y Shares - $148,083
MSCI ACWI ex-USA Index (Net) (USD)* - $175,816
MSCI EAFE Index (Net) (USD) - $183,827
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Oct/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Managed International Managed Volatility Fund, Class Y Shares - $148083	MSCI ACWI ex-USA Index (Net) (USD)* - $175816	MSCI EAFE Index (Net) (USD) - $183827
Oct/16	$100000	$100000	$100000
Sep/17	$115904	$121355	$122295
Sep/18	$117245	$123493	$125642
Sep/19	$114350	$121976	$123959
Sep/20	$111101	$125637	$124572
Sep/21	$126076	$155684	$156625
Sep/22	$100308	$116504	$117264
Sep/23	$121392	$140257	$147338
Sep/24	$148083	$175816	$183827

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the MSCI EAFE Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Defensive sector positioning and exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s performance benefited from its multi-factor model, which dampened some headwinds over the reporting period. An overweight to consumer staples and an underweight to financials, along with stock selection in communication services, detracted from performance, while underweights to energy and consumer discretionary, and stock selection in consumer staples and consumer discretionary, had a positive impact.

LSV Asset Management (LSV) underperformed largely due to its tilt toward low volatility and value stocks. An overweight to consumer staples and energy as well as an underweight to information technology detracted from performance, though this was partially offset by underweights to financials and consumer discretionary. LSV’s performance was hampered by stock selection in industrials and health care, but benefited from holdings in consumer staples.

Allspring Global Investments, LLC underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. An overweight to consumer staples and stock selection in industrials also detracted from performance. Performance benefited from an underweight to energy and stock selection in consumer staples.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Managed International Managed Volatility Fund, Class Y Shares	21.99%	5.31%	5.06%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	7.44%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	7.95%

Since its inception on October 17, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$306,517	423	$1,241	59%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	12.4%
Canada	2.4%
Denmark	2.8%
Sweden	2.9%
Netherlands	3.6%
Singapore	3.6%
Hong Kong	3.6%
Australia	5.4%
Germany	5.9%
France	8.4%
Switzerland	9.1%
United Kingdom	13.9%
Japan	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	1.8%
Koninklijke Ahold Delhaize NV	1.7%
GSK PLC	1.3%
Tesco PLC	1.3%
Deutsche Telekom AG	1.2%
BAE Systems PLC	1.2%
Orange SA	1.2%
Sanofi SA	1.1%
Imperial Brands PLC	1.1%
Henkel AG & Co KGaA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SIMYX

Annual Shareholder Report - September 30, 2024

SIMYX-AR-24

Annual Shareholder Report - September 30, 2024

Real Estate Fund

SEI Institutional Managed Trust/Class F Shares - SETAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class F Shares	$135	1.15%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Estate Fund, Class F Shares - $218,444
S&P 500® Index (TR)* - $350,980
Wilshire US Real Estate Securities Index (RESI) (USD) - $214,326
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Real Estate Fund, Class F Shares - $218444	S&P 500® Index (TR)* - $350980	Wilshire US Real Estate Securities Index (RESI) (USD) - $214326
Sep/14	$100000	$100000	$100000
Sep/15	$111436	$99385	$112006
Sep/16	$130520	$114721	$132670
Sep/17	$129773	$136070	$133734
Sep/18	$136310	$160441	$139224
Sep/19	$159964	$167266	$164665
Sep/20	$137230	$192605	$135438
Sep/21	$189943	$250396	$187023
Sep/22	$156882	$211654	$154186
Sep/23	$161110	$257408	$160477
Sep/24	$218444	$350980	$214326

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, for the 12-month period ending September 30, 2024.

Over the reporting period, the Fund’s sole sub-advisor—CenterSquare Investment Management (CenterSquare)—outperformed the benchmark for the reporting period. The manager modestly outperformed the index over the first three quarters of the reporting period, but this quickly accelerated in the third quarter of 2024, as the Federal Reserve (Fed) implemented its first rate cut since its rate-hiking regime began in March 2022, and investors diversified away from the concentrated technology sector into lower-volatility, “bond proxy” sectors of the market, including real estate.

CenterSquare’s performance benefited from both positive sector allocation and security selection during the reporting period. Overweight positions in telecommunications towers, banks, and specialized real estate investment trusts (REITs), as well as an underweight to industrial REITs, also had a positive impact on performance. Security selection in health care REITs was the largest contributor to the sub-advisor’s performance for the period.

At the security level, holdings in Prologis Inc., American Healthcare REIT, American Tower Corp., and Ventas Inc., were the largest contributors to CenterSquare’s performance for the period while positions in Welltower Inc., and Rexford Industrial Realty Inc., were the most notable detractors from performance.

As of the end of the reporting period, CenterSquare’s portfolio was most overweight to data center REITs, and the largest underweight was in multi-family residential REITs.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class F Shares	35.59%	6.43%	8.13%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Wilshire US Real Estate Securities Index (RESI) (USD)	33.56%	5.41%	7.92%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$77,938	44	$404	46%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Real Estate	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix Inc	9.5%
Prologis Inc	8.2%
Digital Realty Trust Inc, Cl A	5.1%
Welltower Inc	4.8%
Extra Space Storage Inc	4.6%
Ventas Inc	4.4%
Simon Property Group Inc	4.2%
Equity Residential	4.2%
UDR Inc	3.9%
Public Storage	3.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Estate Fund

SEI Institutional Managed Trust/Class F Shares - SETAX

Annual Shareholder Report - September 30, 2024

SETAX-AR-24

Annual Shareholder Report - September 30, 2024

Real Estate Fund

SEI Institutional Managed Trust/Class I Shares - SEIRX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class I Shares	$161	1.37%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Estate Fund, Class I Shares - $213,677
S&P 500® Index (TR)* - $350,980
Wilshire US Real Estate Securities Index (RESI) (USD) - $214,326
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Real Estate Fund, Class I Shares - $213677	S&P 500® Index (TR)* - $350980	Wilshire US Real Estate Securities Index (RESI) (USD) - $214326
Sep/14	$100000	$100000	$100000
Sep/15	$111160	$99385	$112006
Sep/16	$129951	$114721	$132670
Sep/17	$128908	$136070	$133734
Sep/18	$135093	$160441	$139224
Sep/19	$158137	$167266	$164665
Sep/20	$135392	$192605	$135438
Sep/21	$187031	$250396	$187023
Sep/22	$154234	$211654	$154186
Sep/23	$157990	$257408	$160477
Sep/24	$213677	$350980	$214326

How did the Fund perform in the last year?

Class I Shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, for the 12-month period ending September 30, 2024.

Over the reporting period, the Fund’s sole sub-advisor—CenterSquare Investment Management (CenterSquare)—outperformed the benchmark for the reporting period. The manager modestly outperformed the index over the first three quarters of the reporting period, but this quickly accelerated in the third quarter of 2024, as the Federal Reserve (Fed) implemented its first rate cut since its rate-hiking regime began in March 2022, and investors diversified away from the concentrated technology sector into lower-volatility, “bond proxy” sectors of the market, including real estate.

CenterSquare’s performance benefited from both positive sector allocation and security selection during the reporting period. Overweight positions in telecommunications towers, banks, and specialized real estate investment trusts (REITs), as well as an underweight to industrial REITs, also had a positive impact on performance. Security selection in health care REITs was the largest contributor to the sub-advisor’s performance for the period.

At the security level, holdings in Prologis Inc., American Healthcare REIT, American Tower Corp., and Ventas Inc., were the largest contributors to CenterSquare’s performance for the period while positions in Welltower Inc., and Rexford Industrial Realty Inc., were the most notable detractors from performance.

As of the end of the reporting period, CenterSquare’s portfolio was most overweight to data center REITs, and the largest underweight was in multi-family residential REITs.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class I Shares	35.25%	6.20%	7.89%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Wilshire US Real Estate Securities Index (RESI) (USD)	33.56%	5.41%	7.92%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$77,938	44	$404	46%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Real Estate	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix Inc	9.5%
Prologis Inc	8.2%
Digital Realty Trust Inc, Cl A	5.1%
Welltower Inc	4.8%
Extra Space Storage Inc	4.6%
Ventas Inc	4.4%
Simon Property Group Inc	4.2%
Equity Residential	4.2%
UDR Inc	3.9%
Public Storage	3.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Estate Fund

SEI Institutional Managed Trust/Class I Shares - SEIRX

Annual Shareholder Report - September 30, 2024

SEIRX-AR-24

Annual Shareholder Report - September 30, 2024

Real Estate Fund

SEI Institutional Managed Trust/Class Y Shares - SREYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class Y Shares	$106	0.90%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Estate Fund, Class Y Shares - $223,704
S&P 500® Index (TR)* - $350,980
Wilshire US Real Estate Securities Index (RESI) (USD) - $214,326
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Real Estate Fund, Class Y Shares - $223704	S&P 500® Index (TR)* - $350980	Wilshire US Real Estate Securities Index (RESI) (USD) - $214326
Sep/14	$100000	$100000	$100000
Sep/15	$111577	$99385	$112006
Sep/16	$131094	$114721	$132670
Sep/17	$130613	$136070	$133734
Sep/18	$137542	$160441	$139224
Sep/19	$161815	$167266	$164665
Sep/20	$139098	$192605	$135438
Sep/21	$193083	$250396	$187023
Sep/22	$159912	$211654	$154186
Sep/23	$164617	$257408	$160477
Sep/24	$223704	$350980	$214326

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, for the 12-month period ending September 30, 2024.

Over the reporting period, the Fund’s sole sub-advisor—CenterSquare Investment Management (CenterSquare)—outperformed the benchmark for the reporting period. The manager modestly outperformed the index over the first three quarters of the reporting period, but this quickly accelerated in the third quarter of 2024, as the Federal Reserve (Fed) implemented its first rate cut since its rate-hiking regime began in March 2022, and investors diversified away from the concentrated technology sector into lower-volatility, “bond proxy” sectors of the market, including real estate.

CenterSquare’s performance benefited from both positive sector allocation and security selection during the reporting period. Overweight positions in telecommunications towers, banks, and specialized real estate investment trusts (REITs), as well as an underweight to industrial REITs, also had a positive impact on performance. Security selection in health care REITs was the largest contributor to the sub-advisor’s performance for the period.

At the security level, holdings in Prologis Inc., American Healthcare REIT, American Tower Corp., and Ventas Inc., were the largest contributors to CenterSquare’s performance for the period while positions in Welltower Inc., and Rexford Industrial Realty Inc., were the most notable detractors from performance.

As of the end of the reporting period, CenterSquare’s portfolio was most overweight to data center REITs, and the largest underweight was in multi-family residential REITs.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class Y Shares	35.89%	6.69%	8.38%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Wilshire US Real Estate Securities Index (RESI) (USD)	33.56%	5.41%	7.92%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$77,938	44	$404	46%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Real Estate	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix Inc	9.5%
Prologis Inc	8.2%
Digital Realty Trust Inc, Cl A	5.1%
Welltower Inc	4.8%
Extra Space Storage Inc	4.6%
Ventas Inc	4.4%
Simon Property Group Inc	4.2%
Equity Residential	4.2%
UDR Inc	3.9%
Public Storage	3.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Estate Fund

SEI Institutional Managed Trust/Class Y Shares - SREYX

Annual Shareholder Report - September 30, 2024

SREYX-AR-24

Annual Shareholder Report - September 30, 2024

Core Fixed Income Fund

SEI Institutional Managed Trust/Class F Shares - TRLVX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class F Shares	$70	0.66%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Fixed Income Fund, Class F Shares - $119,880
Bloomberg U.S. Aggregate Bond Index (USD) - $120,044
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Core Fixed Income Fund, Class F Shares - $119880	Bloomberg U.S. Aggregate Bond Index (USD) - $120044
Sep/14	$100000	$100000
Sep/15	$102364	$102941
Sep/16	$108135	$108286
Sep/17	$109241	$108364
Sep/18	$107567	$107047
Sep/19	$118806	$118068
Sep/20	$128018	$126315
Sep/21	$127912	$125184
Sep/22	$106555	$106908
Sep/23	$107026	$107597
Sep/24	$119880	$120044

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Spread sectors benefited from moderating inflation, the Fed pivoting to easing, and solid fundamentals for both corporations and consumers.

A long duration posture contributed to the Fund’s outperformance versus the benchmark for the reporting period as yields fell across the U.S. Treasury yield curve. A steepening bias (which employs derivatives to benefit from escalating yield differences that occur as a result of increases in the yield spread between two Treasury securities of different maturities) bolstered Fund performance as short-term yields declined more sharply than long-term yields. An overweight position and security selection in the credit sector was a positive contributor to performance as corporate fundamentals remained relatively strong. An overweight allocation to agency mortgage-backed securities (MBS) also enhanced Fund performance for the period. Additionally, Fund performance was bolstered by both security selection and positioning within high-quality prime credit cards and auto asset-backed securities (ABS), as well as an allocation to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisors, Metropolitan West Asset Management LLC benefited from a long duration posture and an overweight to agency MBS. Western Asset Management Company Limited’s performance was boosted by a long duration posture and an overweight to corporate credit. Allspring Global Investments, LLC and MetLife Investment Management, LLC benefited from security selection in corporate bonds and securitized assets. Jennison Associates LLC’s steepening yield curve bias enhanced its performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class F Shares	12.01%	0.18%	1.83%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,643,395	4,263	$7,009	333%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Affiliated Partnership	0.0%
Loan Participations	0.2%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.3%
Real Estate	0.8%
Materials	0.8%
Sovereign Debt	0.9%
Cash Equivalent	1.0%
Consumer Staples	1.3%
Consumer Discretionary	1.4%
Information Technology	1.4%
Industrials	2.2%
Utilities	2.2%
Communication Services	2.3%
Energy	2.5%
Health Care	2.7%
Asset-Backed Securities	8.7%
Financials	9.2%
U.S. Treasury Obligations	26.7%
Mortgage-Backed Securities	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.500%	09/30/29	5.2%
U.S. Treasury Notes	3.875%	08/15/34	2.4%
U.S. Treasury Bonds	4.125%	08/15/44	2.1%
U.S. Treasury Notes	3.500%	09/30/26	1.8%
U.S. Treasury Notes	3.375%	09/15/27	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
U.S. Treasury Notes	4.250%	02/28/31	1.4%
U.S. Treasury Bonds	1.750%	08/15/41	0.9%
U.S. Treasury Bonds	2.000%	11/15/41	0.8%
FNMA	3.500%	10/15/54	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In the upcoming reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Managed Trust/Class F Shares - TRLVX

Annual Shareholder Report - September 30, 2024

TRLVX-AR-24

Annual Shareholder Report - September 30, 2024

Core Fixed Income Fund

SEI Institutional Managed Trust/Class I Shares - SCXIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class I Shares	$93	0.88%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Fixed Income Fund, Class I Shares - $117,324
Bloomberg U.S. Aggregate Bond Index (USD) - $120,044
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Core Fixed Income Fund, Class I Shares - $117324	Bloomberg U.S. Aggregate Bond Index (USD) - $120044
Sep/14	$100000	$100000
Sep/15	$102139	$102941
Sep/16	$107663	$108286
Sep/17	$108522	$108364
Sep/18	$106715	$107047
Sep/19	$117506	$118068
Sep/20	$126425	$126315
Sep/21	$126039	$125184
Sep/22	$104629	$106908
Sep/23	$104966	$107597
Sep/24	$117324	$120044

How did the Fund perform in the last year?

Class I Shares outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Spread sectors benefited from moderating inflation, the Fed pivoting to easing, and solid fundamentals for both corporations and consumers.

A long duration posture contributed to the Fund’s outperformance versus the benchmark for the reporting period as yields fell across the U.S. Treasury yield curve. A steepening bias (which employs derivatives to benefit from escalating yield differences that occur as a result of increases in the yield spread between two Treasury securities of different maturities) bolstered Fund performance as short-term yields declined more sharply than long-term yields. An overweight position and security selection in the credit sector was a positive contributor to performance as corporate fundamentals remained relatively strong. An overweight allocation to agency mortgage-backed securities (MBS) also enhanced Fund performance for the period. Additionally, Fund performance was bolstered by both security selection and positioning within high-quality prime credit cards and auto asset-backed securities (ABS), as well as an allocation to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisors, Metropolitan West Asset Management LLC benefited from a long duration posture and an overweight to agency MBS. Western Asset Management Company Limited’s performance was boosted by a long duration posture and an overweight to corporate credit. Allspring Global Investments, LLC and MetLife Investment Management, LLC benefited from security selection in corporate bonds and securitized assets. Jennison Associates LLC’s steepening yield curve bias enhanced its performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class I Shares	11.77%	-0.03%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,643,395	4,263	$7,009	333%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Affiliated Partnership	0.0%
Loan Participations	0.2%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.3%
Real Estate	0.8%
Materials	0.8%
Sovereign Debt	0.9%
Cash Equivalent	1.0%
Consumer Staples	1.3%
Consumer Discretionary	1.4%
Information Technology	1.4%
Industrials	2.2%
Utilities	2.2%
Communication Services	2.3%
Energy	2.5%
Health Care	2.7%
Asset-Backed Securities	8.7%
Financials	9.2%
U.S. Treasury Obligations	26.7%
Mortgage-Backed Securities	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.500%	09/30/29	5.2%
U.S. Treasury Notes	3.875%	08/15/34	2.4%
U.S. Treasury Bonds	4.125%	08/15/44	2.1%
U.S. Treasury Notes	3.500%	09/30/26	1.8%
U.S. Treasury Notes	3.375%	09/15/27	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
U.S. Treasury Notes	4.250%	02/28/31	1.4%
U.S. Treasury Bonds	1.750%	08/15/41	0.9%
U.S. Treasury Bonds	2.000%	11/15/41	0.8%
FNMA	3.500%	10/15/54	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In the upcoming reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Managed Trust/Class I Shares - SCXIX

Annual Shareholder Report - September 30, 2024

SCXIX-AR-24

Annual Shareholder Report - September 30, 2024

Core Fixed Income Fund

SEI Institutional Managed Trust/Class Y Shares - SCFYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class Y Shares	$44	0.41%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Fixed Income Fund, Class Y Shares - $122,736
Bloomberg U.S. Aggregate Bond Index (USD) - $120,044
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Core Fixed Income Fund, Class Y Shares - $122736	Bloomberg U.S. Aggregate Bond Index (USD) - $120044
Sep/14	$100000	$100000
Sep/15	$102429	$102941
Sep/16	$108475	$108286
Sep/17	$109855	$108364
Sep/18	$108539	$107047
Sep/19	$120169	$118068
Sep/20	$129758	$126315
Sep/21	$129971	$125184
Sep/22	$108445	$106908
Sep/23	$109314	$107597
Sep/24	$122736	$120044

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Spread sectors benefited from moderating inflation, the Fed pivoting to easing, and solid fundamentals for both corporations and consumers.

A long duration posture contributed to the Fund’s outperformance versus the benchmark for the reporting period as yields fell across the U.S. Treasury yield curve. A steepening bias (which employs derivatives to benefit from escalating yield differences that occur as a result of increases in the yield spread between two Treasury securities of different maturities) bolstered Fund performance as short-term yields declined more sharply than long-term yields. An overweight position and security selection in the credit sector was a positive contributor to performance as corporate fundamentals remained relatively strong. An overweight allocation to agency mortgage-backed securities (MBS) also enhanced Fund performance for the period. Additionally, Fund performance was bolstered by both security selection and positioning within high-quality prime credit cards and auto asset-backed securities (ABS), as well as an allocation to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisors, Metropolitan West Asset Management LLC benefited from a long duration posture and an overweight to agency MBS. Western Asset Management Company Limited’s performance was boosted by a long duration posture and an overweight to corporate credit. Allspring Global Investments, LLC and MetLife Investment Management, LLC benefited from security selection in corporate bonds and securitized assets. Jennison Associates LLC’s steepening yield curve bias enhanced its performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class Y Shares	12.28%	0.42%	2.07%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on June 30, 2015. For periods prior to June 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,643,395	4,263	$7,009	333%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Affiliated Partnership	0.0%
Loan Participations	0.2%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.3%
Real Estate	0.8%
Materials	0.8%
Sovereign Debt	0.9%
Cash Equivalent	1.0%
Consumer Staples	1.3%
Consumer Discretionary	1.4%
Information Technology	1.4%
Industrials	2.2%
Utilities	2.2%
Communication Services	2.3%
Energy	2.5%
Health Care	2.7%
Asset-Backed Securities	8.7%
Financials	9.2%
U.S. Treasury Obligations	26.7%
Mortgage-Backed Securities	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.500%	09/30/29	5.2%
U.S. Treasury Notes	3.875%	08/15/34	2.4%
U.S. Treasury Bonds	4.125%	08/15/44	2.1%
U.S. Treasury Notes	3.500%	09/30/26	1.8%
U.S. Treasury Notes	3.375%	09/15/27	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
U.S. Treasury Notes	4.250%	02/28/31	1.4%
U.S. Treasury Bonds	1.750%	08/15/41	0.9%
U.S. Treasury Bonds	2.000%	11/15/41	0.8%
FNMA	3.500%	10/15/54	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In the upcoming reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Managed Trust/Class Y Shares - SCFYX

Annual Shareholder Report - September 30, 2024

SCFYX-AR-24

Annual Shareholder Report - September 30, 2024

High Yield Bond Fund

SEI Institutional Managed Trust/Class F Shares - SHYAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class F Shares	$95	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

High Yield Bond Fund, Class F Shares - $162,100
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
ICE BofA U.S. High Yield Constrained Index (USD) - $162,087
$180,000
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	High Yield Bond Fund, Class F Shares - $162100	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. High Yield Constrained Index (USD) - $162087
Sep/14	$100000	$100000	$100000
Sep/15	$96789	$102941	$96465
Sep/16	$106895	$108286	$108835
Sep/17	$117318	$108364	$118688
Sep/18	$121878	$107047	$122183
Sep/19	$127056	$118068	$129879
Sep/20	$126640	$126315	$132764
Sep/21	$149235	$125184	$147977
Sep/22	$129858	$106908	$127165
Sep/23	$141907	$107597	$140130
Sep/24	$162100	$120044	$162087

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2024.

Detractors from Fund performance for the reporting period included security selection within the transportation, technology and electronics, and retail sectors. A longstanding allocation to structured credit, which is managed by SEI Investments Management Corporation, boosted Fund performance. Additional contributors to Fund performance included an underweight position and security selection within the leisure sector, and an overweight and security selection within the health care sector.

Among Fund managers, Ares Capital Management II LLC underperformed the Fund’s benchmark due to an underweight and selection within the telecommunications sector and security selection within basic industry. Benefit Street Partners, LLC underperformed due to security selection within the telecommunications sector and underweight exposure and security selection within technology and electronics. Brigade Capital Management, LP’s underperformance was attributable to security selection within the transportation and technology and electronics sectors. J.P. Morgan Investment Management, Inc. outperformed due to security selection within the capital goods and telecommunications sectors. T Rowe Price Associates, Inc.’s underperformance resulted from security selection within the capital goods sector and an underweight position and security selection within health care.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class F Shares	14.23%	4.99%	4.95%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	15.67%	4.53%	4.95%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,671	1,258	$4,950	63%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Preferred Stock	1.1%
Cash Equivalent	1.8%
Utilities	2.2%
Consumer Staples	2.2%
Real Estate	2.3%
Information Technology	3.7%
Health Care	7.2%
Asset-Backed Securities	7.3%
Materials	8.1%
Industrials	8.5%
Financials	8.6%
Loan Participations	9.9%
Energy	11.3%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.5%
DISH Network	11.750%	11/15/27	0.5%
Benefit Street Partners CLO V-B	0.000%	04/20/31	0.5%
Team Health Holdings, Inc., Extended Term Loan, 1st Lien, CME Term SOFR + 5.250%	10.502%	03/02/27	0.4%
Zayo Group Holdings Inc	4.000%	03/01/27	0.4%
CCO Holdings	4.500%	08/15/30	0.4%
Sabre GLBL	11.250%	12/15/27	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Tronox	4.625%	03/15/29	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Managed Trust/Class F Shares - SHYAX

Annual Shareholder Report - September 30, 2024

SHYAX-AR-24

Annual Shareholder Report - September 30, 2024

High Yield Bond Fund

SEI Institutional Managed Trust/Class I Shares - SEIYX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class I Shares	$120	1.12%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

High Yield Bond Fund, Class I Shares - $157,629
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
ICE BofA U.S. High Yield Constrained Index (USD) - $162,087
$180,000
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	High Yield Bond Fund, Class I Shares - $157629	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. High Yield Constrained Index (USD) - $162087
Sep/14	$100000	$100000	$100000
Sep/15	$96093	$102941	$96465
Sep/16	$105655	$108286	$108835
Sep/17	$115853	$108364	$118688
Sep/18	$120034	$107047	$122183
Sep/19	$124583	$118068	$129879
Sep/20	$124006	$126315	$132764
Sep/21	$145977	$125184	$147977
Sep/22	$126791	$106908	$127165
Sep/23	$138336	$107597	$140130
Sep/24	$157629	$120044	$162087

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2024.

Detractors from Fund performance for the reporting period included security selection within the transportation, technology and electronics, and retail sectors. A longstanding allocation to structured credit, which is managed by SEI Investments Management Corporation, boosted Fund performance. Additional contributors to Fund performance included an underweight position and security selection within the leisure sector, and an overweight and security selection within the health care sector.

Among Fund managers, Ares Capital Management II LLC underperformed the Fund’s benchmark due to an underweight and selection within the telecommunications sector and security selection within basic industry. Benefit Street Partners, LLC underperformed due to security selection within the telecommunications sector and underweight exposure and security selection within technology and electronics. Brigade Capital Management, LP’s underperformance was attributable to security selection within the transportation and technology and electronics sectors. J.P. Morgan Investment Management, Inc. outperformed due to security selection within the capital goods and telecommunications sectors. T Rowe Price Associates, Inc.’s underperformance resulted from security selection within the capital goods sector and an underweight position and security selection within health care.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class I Shares	13.95%	4.82%	4.66%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	15.67%	4.53%	4.95%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,671	1,258	$4,950	63%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Preferred Stock	1.1%
Cash Equivalent	1.8%
Utilities	2.2%
Consumer Staples	2.2%
Real Estate	2.3%
Information Technology	3.7%
Health Care	7.2%
Asset-Backed Securities	7.3%
Materials	8.1%
Industrials	8.5%
Financials	8.6%
Loan Participations	9.9%
Energy	11.3%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.5%
DISH Network	11.750%	11/15/27	0.5%
Benefit Street Partners CLO V-B	0.000%	04/20/31	0.5%
Team Health Holdings, Inc., Extended Term Loan, 1st Lien, CME Term SOFR + 5.250%	10.502%	03/02/27	0.4%
Zayo Group Holdings Inc	4.000%	03/01/27	0.4%
CCO Holdings	4.500%	08/15/30	0.4%
Sabre GLBL	11.250%	12/15/27	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Tronox	4.625%	03/15/29	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Managed Trust/Class I Shares - SEIYX

Annual Shareholder Report - September 30, 2024

SEIYX-AR-24

Annual Shareholder Report - September 30, 2024

High Yield Bond Fund

SEI Institutional Managed Trust/Class Y Shares - SIYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class Y Shares	$70	0.65%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

High Yield Bond Fund, Class Y Shares - $165,944
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
ICE BofA U.S. High Yield Constrained Index (USD) - $162,087
$180,000
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	High Yield Bond Fund, Class Y Shares - $165944	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. High Yield Constrained Index (USD) - $162087
Sep/14	$100000	$100000	$100000
Sep/15	$96915	$102941	$96465
Sep/16	$107303	$108286	$108835
Sep/17	$117898	$108364	$118688
Sep/18	$122937	$107047	$122183
Sep/19	$128476	$118068	$129879
Sep/20	$128368	$126315	$132764
Sep/21	$151647	$125184	$147977
Sep/22	$132286	$106908	$127165
Sep/23	$144916	$107597	$140130
Sep/24	$165944	$120044	$162087

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2024.

Detractors from Fund performance for the reporting period included security selection within the transportation, technology and electronics, and retail sectors. A longstanding allocation to structured credit, which is managed by SEI Investments Management Corporation, boosted Fund performance. Additional contributors to Fund performance included an underweight position and security selection within the leisure sector, and an overweight and security selection within the health care sector.

Among Fund managers, Ares Capital Management II LLC underperformed the Fund’s benchmark due to an underweight and selection within the telecommunications sector and security selection within basic industry. Benefit Street Partners, LLC underperformed due to security selection within the telecommunications sector and underweight exposure and security selection within technology and electronics. Brigade Capital Management, LP’s underperformance was attributable to security selection within the transportation and technology and electronics sectors. J.P. Morgan Investment Management, Inc. outperformed due to security selection within the capital goods and telecommunications sectors. T Rowe Price Associates, Inc.’s underperformance resulted from security selection within the capital goods sector and an underweight position and security selection within health care.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class Y Shares	14.51%	5.25%	5.20%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	15.67%	4.53%	4.95%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,671	1,258	$4,950	63%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Preferred Stock	1.1%
Cash Equivalent	1.8%
Utilities	2.2%
Consumer Staples	2.2%
Real Estate	2.3%
Information Technology	3.7%
Health Care	7.2%
Asset-Backed Securities	7.3%
Materials	8.1%
Industrials	8.5%
Financials	8.6%
Loan Participations	9.9%
Energy	11.3%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.5%
DISH Network	11.750%	11/15/27	0.5%
Benefit Street Partners CLO V-B	0.000%	04/20/31	0.5%
Team Health Holdings, Inc., Extended Term Loan, 1st Lien, CME Term SOFR + 5.250%	10.502%	03/02/27	0.4%
Zayo Group Holdings Inc	4.000%	03/01/27	0.4%
CCO Holdings	4.500%	08/15/30	0.4%
Sabre GLBL	11.250%	12/15/27	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Tronox	4.625%	03/15/29	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Managed Trust/Class Y Shares - SIYYX

Annual Shareholder Report - September 30, 2024

SIYYX-AR-24

Annual Shareholder Report - September 30, 2024

Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - COIAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class F Shares	$31	0.30%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Conservative Income Fund, Class F Shares - $117,724
Bloomberg U.S. Aggregate Bond Index (USD)* - $113,850
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117,596
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Apr/16
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Conservative Income Fund, Class F Shares - $117724	Bloomberg U.S. Aggregate Bond Index (USD)* - $113850	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117596
Apr/16	$100000	$100000	$100000
Sep/16	$100160	$102698	$100153
Sep/17	$100996	$102773	$100810
Sep/18	$102611	$101523	$102414
Sep/19	$104989	$111976	$104857
Sep/20	$105995	$119797	$106010
Sep/21	$106005	$118725	$106084
Sep/22	$106697	$101391	$106738
Sep/23	$111615	$102045	$111511
Sep/24	$117724	$113850	$117596

How did the Fund perform in the last year?

Class F Shares performed in line with its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) cut at its September 2024 meeting. The supply of U.S. Treasury bills during the reporting period remained elevated, with the Treasury decreasing the weighted average maturity of its issuance given demand at the front end of the yield curve. Government money market assets under management reached peak levels as the yield curve remain inverted (short-term yields exceeded longer-term yields). Fundamentals for banks, the primary issuers of certificates of deposit (CDs) and commercial paper, remained strong, with healthy balance sheets and reduced leverage profiles supporting the sector.

BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-advisor. BlackRock’s performance for the reporting period benefited from positions in commercial paper and CDs, both of which offered higher yield relative to comparable-duration U.S. Treasurys. Fund performance over the full reporting period reflected the higher interest-rate environment. BlackRock adjusted the Fund’s weighted average maturity throughout the period as the Fed moved from being on hold to an interest-rate cut. BlackRock also reduced the Fund’s positions in floating-rate paper given the Fed’s pivot to easing monetary policy.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Conservative Income Fund, Class F Shares	5.47%	2.32%	1.95%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.55%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.94%

Since its inception on April 22, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$721,772	144	$374

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	0.1%
Consumer Staples	0.2%
Financials	0.3%
Consumer Discretionary	0.5%
Certificates of Deposit	15.0%
Repurchase Agreements	20.2%
Commercial Paper	63.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bank of America Securities	4.880%	10/01/24	12.5%
Goldman Sachs & Co	4.900%	10/01/24	6.9%
Landesbank Baden-Wuerttemberg NY	4.841%	10/01/24	4.7%
Overwatch Alpha Funding	4.841%	10/01/24	3.5%
Automatic Data Processing	4.831%	10/02/24	2.8%
Chesham Finance	4.851%	10/01/24	2.6%
Bayerische Landesbank	4.835%	10/01/24	1.9%
MUFG Bank	4.850%	10/01/24	1.8%
Cabot Trail Funding	4.831%	10/01/24	1.4%
Lime Funding	4.845%	10/02/24	1.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - COIAX

Annual Shareholder Report - September 30, 2024

COIAX-AR-24

Annual Shareholder Report - September 30, 2024

Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - COIYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class Y Shares	$21	0.20%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Conservative Income Fund, Class Y Shares - $118,732
Bloomberg U.S. Aggregate Bond Index (USD)* - $113,850
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117,596
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Apr/16
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Conservative Income Fund, Class Y Shares - $118732	Bloomberg U.S. Aggregate Bond Index (USD)* - $113850	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117596
Apr/16	$100000	$100000	$100000
Sep/16	$100203	$102698	$100153
Sep/17	$101147	$102773	$100810
Sep/18	$102867	$101523	$102414
Sep/19	$105357	$111976	$104857
Sep/20	$106469	$119797	$106010
Sep/21	$106586	$118725	$106084
Sep/22	$107329	$101391	$106738
Sep/23	$112457	$102045	$111511
Sep/24	$118732	$113850	$117596

How did the Fund perform in the last year?

Class Y Shares performed in line with its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) cut at its September 2024 meeting. The supply of U.S. Treasury bills during the reporting period remained elevated, with the Treasury decreasing the weighted average maturity of its issuance given demand at the front end of the yield curve. Government money market assets under management reached peak levels as the yield curve remain inverted (short-term yields exceeded longer-term yields). Fundamentals for banks, the primary issuers of certificates of deposit (CDs) and commercial paper, remained strong, with healthy balance sheets and reduced leverage profiles supporting the sector.

BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-advisor. BlackRock’s performance for the reporting period benefited from positions in commercial paper and CDs, both of which offered higher yield relative to comparable-duration U.S. Treasurys. Fund performance over the full reporting period reflected the higher interest-rate environment. BlackRock adjusted the Fund’s weighted average maturity throughout the period as the Fed moved from being on hold to an interest-rate cut. BlackRock also reduced the Fund’s positions in floating-rate paper given the Fed’s pivot to easing monetary policy.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Conservative Income Fund, Class Y Shares	5.58%	2.42%	2.05%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.55%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.94%

Since its inception on April 22, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$721,772	144	$374

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	0.1%
Consumer Staples	0.2%
Financials	0.3%
Consumer Discretionary	0.5%
Certificates of Deposit	15.0%
Repurchase Agreements	20.2%
Commercial Paper	63.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bank of America Securities	4.880%	10/01/24	12.5%
Goldman Sachs & Co	4.900%	10/01/24	6.9%
Landesbank Baden-Wuerttemberg NY	4.841%	10/01/24	4.7%
Overwatch Alpha Funding	4.841%	10/01/24	3.5%
Automatic Data Processing	4.831%	10/02/24	2.8%
Chesham Finance	4.851%	10/01/24	2.6%
Bayerische Landesbank	4.835%	10/01/24	1.9%
MUFG Bank	4.850%	10/01/24	1.8%
Cabot Trail Funding	4.831%	10/01/24	1.4%
Lime Funding	4.845%	10/02/24	1.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - COIYX

Annual Shareholder Report - September 30, 2024

COIYX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - TFCAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class F Shares	$31	0.30%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Tax-Free Conservative Income Fund, Class F Shares - $110,612
Bloomberg U.S. Aggregate Bond Index (USD)* - $113,850
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117,596
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Apr/16
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Free Conservative Income Fund, Class F Shares - $110612	Bloomberg U.S. Aggregate Bond Index (USD)* - $113850	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117596
Apr/16	$100000	$100000	$100000
Sep/16	$100116	$102698	$100153
Sep/17	$100631	$102773	$100810
Sep/18	$101626	$101523	$102414
Sep/19	$103019	$111976	$104857
Sep/20	$103683	$119797	$106010
Sep/21	$103693	$118725	$106084
Sep/22	$103990	$101391	$106738
Sep/23	$107027	$102045	$111511
Sep/24	$110612	$113850	$117596

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024. Although the Fund’s performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund differs from an investment in U.S. Treasury bills as the Fund invests in tax-exempt securities issued by state governments and local municipalities. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Yields on municipal bonds moved lower along with Treasury yields during the period. The municipal sector continued to benefit from healthy labor and real estate markets, which resulted in strong tax receipts, combined with budget surpluses that were accumulated during the COVID-19 pandemic of the early 2020s.

BlackRock Advisors, LLC, the Fund’s sole sub-advisor, recorded a positive absolute return during the reporting period, benefiting from a position in municipal commercial paper and certificates of deposit. The manager increased these allocations during the period as the Fund moved to extend its weighted average maturity. The Fund’s positions in variable-rate demand notes (VRDNs) linked to the SIFMA Municipal Swap Index (which tracks the performance of tax-exempt 7-day floating-rate municipal notes) also had a slightly positive impact on performance. Given their floating-rate structure, the Fund’s holdings in VRDNs were reduced over the period as yields moved lower.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Free Conservative Income Fund, Class F Shares	3.35%	1.43%	1.20%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.55%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.94%

Since its inception on April 22, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$191,097	97	$106

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	17.0%
Municipal Bonds	84.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	3.310%	12/01/41	3.9%
Lucie County, Florida Power & Light Project, Ser R	3.250%	09/01/28	3.7%
Little Falls	5.000%	12/13/24	3.2%
Colorado Springs, Utilities System Revenue, Ser C-REMK	3.130%	11/01/28	3.0%
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project	3.210%	03/01/39	2.8%
Lincoln, Electrical System Revenue	3.280%	11/13/24	2.6%
New York City, Sub-Ser D-4	2.200%	08/01/40	2.6%
University of Texas	3.150%	01/14/25	2.4%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	3.150%	05/15/62	2.4%
Northampton County, General Purpose Authority, St. Luke's University Health Network Project	2.200%	08/15/54	2.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - TFCAX

Annual Shareholder Report - September 30, 2024

TFCAX-AR-24

Annual Shareholder Report - September 30, 2024

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - TFCYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class Y Shares	$20	0.20%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Tax-Free Conservative Income Fund, Class Y Shares - $111,583
Bloomberg U.S. Aggregate Bond Index (USD)* - $113,850
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117,596
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Apr/16
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Tax-Free Conservative Income Fund, Class Y Shares - $111583	Bloomberg U.S. Aggregate Bond Index (USD)* - $113850	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117596
Apr/16	$100000	$100000	$100000
Sep/16	$100159	$102698	$100153
Sep/17	$100761	$102773	$100810
Sep/18	$101861	$101523	$102414
Sep/19	$103360	$111976	$104857
Sep/20	$104119	$119797	$106010
Sep/21	$104234	$118725	$106084
Sep/22	$104694	$101391	$106738
Sep/23	$107751	$102045	$111511
Sep/24	$111583	$113850	$117596

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024. Although the Fund’s performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund differs from an investment in U.S. Treasury bills as the Fund invests in tax-exempt securities issued by state governments and local municipalities. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Yields on municipal bonds moved lower along with Treasury yields during the period. The municipal sector continued to benefit from healthy labor and real estate markets, which resulted in strong tax receipts, combined with budget surpluses that were accumulated during the COVID-19 pandemic of the early 2020s.

BlackRock Advisors, LLC, the Fund’s sole sub-advisor, recorded a positive absolute return during the reporting period, benefiting from a position in municipal commercial paper and certificates of deposit. The manager increased these allocations during the period as the Fund moved to extend its weighted average maturity. The Fund’s positions in variable-rate demand notes (VRDNs) linked to the SIFMA Municipal Swap Index (which tracks the performance of tax-exempt 7-day floating-rate municipal notes) also had a slightly positive impact on performance. Given their floating-rate structure, the Fund’s holdings in VRDNs were reduced over the period as yields moved lower.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Free Conservative Income Fund, Class Y Shares	3.56%	1.54%	1.31%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.55%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.94%

Since its inception on April 22, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$191,097	97	$106

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	17.0%
Municipal Bonds	84.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	3.310%	12/01/41	3.9%
Lucie County, Florida Power & Light Project, Ser R	3.250%	09/01/28	3.7%
Little Falls	5.000%	12/13/24	3.2%
Colorado Springs, Utilities System Revenue, Ser C-REMK	3.130%	11/01/28	3.0%
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project	3.210%	03/01/39	2.8%
Lincoln, Electrical System Revenue	3.280%	11/13/24	2.6%
New York City, Sub-Ser D-4	2.200%	08/01/40	2.6%
University of Texas	3.150%	01/14/25	2.4%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	3.150%	05/15/62	2.4%
Northampton County, General Purpose Authority, St. Luke's University Health Network Project	2.200%	08/15/54	2.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - TFCYX

Annual Shareholder Report - September 30, 2024

TFCYX-AR-24

Annual Shareholder Report - September 30, 2024

Real Return Fund

SEI Institutional Managed Trust/Class F Shares - SRAAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Real Return Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class F Shares	$47	0.45%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Return Fund, Class F Shares - $121,094
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
Bloomberg 1-5 Year U.S. TIPS Index (USD) - $126,533
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Real Return Fund, Class F Shares - $121094	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	Bloomberg 1-5 Year U.S. TIPS Index (USD) - $126533
Sep/14	$100000	$100000	$100000
Sep/15	$98435	$102941	$98781
Sep/16	$100719	$108286	$101624
Sep/17	$100747	$108364	$102038
Sep/18	$100987	$107047	$102787
Sep/19	$104157	$118068	$106566
Sep/20	$109340	$126315	$112279
Sep/21	$115092	$125184	$118858
Sep/22	$109887	$106908	$114001
Sep/23	$112572	$107597	$117240
Sep/24	$121094	$120044	$126533

How did the Fund perform in the last year?

Class F Shares modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the 12-month period ending September 30, 2024.

The Fund’s positioning was closely aligned with that of its benchmark over the reporting period. Inflation continued to ease during the period, but remained above the Federal Reserve’s 2% target, and the macroeconomic focus shifted to economic growth and the health of the labor market. Tentative signs of cyclical moderation signaled the onset of a synchronized global monetary policy easing cycle.

Against this backdrop, real yields rallied sharply across the yield curve and Treasury Inflation-Protected Securities (TIPS) delivered strong total returns. Inflation breakeven rates— the difference between the nominal yield on a fixed-rate bond and the real yield (an adjusted yield that takes into account the impact of inflation) on an inflation-linked bond of similar maturity and credit quality—tightened over the period, preventing real yields from keeping pace with the sharp rally in nominal yields. This led TIPS to underperform comparable-duration conventional Treasurys.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class F Shares	7.57%	3.06%	1.93%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	7.93%	3.49%	2.38%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$384,120	23	$400	41%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.6%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.1%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.9%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/25	5.4%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.3%
U.S. Treasury Inflation Protected Securities	0.375%	07/15/27	5.2%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/26	5.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Return Fund

SEI Institutional Managed Trust/Class F Shares - SRAAX

Annual Shareholder Report - September 30, 2024

SRAAX-AR-24

Annual Shareholder Report - September 30, 2024

Real Return Fund

SEI Institutional Managed Trust/Class Y Shares - SRYRX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Real Return Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class Y Shares	$36	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Return Fund, Class Y Shares - $122,318
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
Bloomberg 1-5 Year U.S. TIPS Index (USD) - $126,533
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Real Return Fund, Class Y Shares - $122318	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	Bloomberg 1-5 Year U.S. TIPS Index (USD) - $126533
Sep/14	$100000	$100000	$100000
Sep/15	$98534	$102941	$98781
Sep/16	$101017	$108286	$101624
Sep/17	$101125	$108364	$102038
Sep/18	$101417	$107047	$102787
Sep/19	$104773	$118068	$106566
Sep/20	$110020	$126315	$112279
Sep/21	$116038	$125184	$118858
Sep/22	$110936	$106908	$114001
Sep/23	$113638	$107597	$117240
Sep/24	$122318	$120044	$126533

How did the Fund perform in the last year?

Class Y Shares modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the 12-month period ending September 30, 2024.

The Fund’s positioning was closely aligned with that of its benchmark over the reporting period. Inflation continued to ease during the period, but remained above the Federal Reserve’s 2% target, and the macroeconomic focus shifted to economic growth and the health of the labor market. Tentative signs of cyclical moderation signaled the onset of a synchronized global monetary policy easing cycle.

Against this backdrop, real yields rallied sharply across the yield curve and Treasury Inflation-Protected Securities (TIPS) delivered strong total returns. Inflation breakeven rates— the difference between the nominal yield on a fixed-rate bond and the real yield (an adjusted yield that takes into account the impact of inflation) on an inflation-linked bond of similar maturity and credit quality—tightened over the period, preventing real yields from keeping pace with the sharp rally in nominal yields. This led TIPS to underperform comparable-duration conventional Treasurys.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class Y Shares	7.64%	3.15%	2.03%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	7.93%	3.49%	2.38%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$384,120	23	$400	41%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.6%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.1%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.9%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/25	5.4%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.3%
U.S. Treasury Inflation Protected Securities	0.375%	07/15/27	5.2%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/26	5.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Return Fund

SEI Institutional Managed Trust/Class Y Shares - SRYRX

Annual Shareholder Report - September 30, 2024

SRYRX-AR-24

Annual Shareholder Report - September 30, 2024

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class F Shares - SDYAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class F Shares	$87	0.75%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Dynamic Asset Allocation Fund, Class F Shares - $283,676
S&P 500® Index (TR) - $322,900
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Jul/15
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Dynamic Asset Allocation Fund, Class F Shares - $283676	S&P 500® Index (TR) - $322900
Jul/15	$100000	$100000
Sep/15	$90900	$91434
Sep/16	$102163	$105543
Sep/17	$122543	$125184
Sep/18	$135959	$147605
Sep/19	$138864	$153884
Sep/20	$159794	$177195
Sep/21	$212078	$230363
Sep/22	$183314	$194721
Sep/23	$215657	$236814
Sep/24	$283676	$322900

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the S&P 500 Index (Gross), for the 12-month period ending September 30, 2024.

The largest detractor from Fund performance for the reporting period was a relative value position that was long the S&P 500 Equal Weight Index and short the S&P 500 Index. The position sought to benefit from a potential broadening of performance beyond the “Magnificent Seven” mega-cap tech companies which dominated the performance of the S&P 500 Index. However, the position weighed on Fund performance as these companies continued to lead the market. Other detractors included put option (which gives the holder the right to sell a stock at a specified price) spreads on the S&P 500 Index, which were intended to provide downside protection against a decline in the U.S. equity market. Given the resilience of the U.S. equity market, these positions expired at a loss. A position in broad commodities via a Bloomberg Commodity Index total return swap detracted as the commodities market came under pressure amid weakness in the energy sector on demand concerns.

Positive contributors to Fund performance over the period included two U.S. yield-curve steepeners which benefit from a steepening of the U.S. yield curve (an increase in the difference between short-term yields and long-term yields). As short-term yields declined with market pricing of Federal Reserve interest-rate cuts, the yield curve steepened. Fund performance also benefited from a relative value position between U.S. and European short-term rates. The position benefited from a greater decline in European short-term rates versus U.S. short-term rates.

Derivatives had a significant impact on Fund performance for the reporting period. Interest-rate swaps in aggregate detracted from performance as they were positioned for a rise in interest rates; global interest rates declined over the period. Put options on the U.S. equity market and Cboe Volatility Index (VIX) declined as equities performed well over the period. Put options on currencies hampered Fund performance during the period. Positions in consumer-price index (CPI) swaps detracted during the period as inflation expectations eased.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Dynamic Asset Allocation Fund, Class F Shares	31.54%	15.36%	12.03%
S&P 500® Index (TR)	36.35%	15.98%	13.62%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$828,111	526	$1,423	14%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.5%
Derivative Contracts (Net)	0.9%
Materials	1.8%
Real Estate	1.9%
Utilities	2.0%
Energy	2.7%
Consumer Staples	4.7%
Cash Collateral	4.7%
Industrials	6.9%
Communication Services	7.1%
Consumer Discretionary	8.1%
Health Care	9.4%
Financials	10.4%
Information Technology	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.9%
McKesson	5.3%
Microsoft Corp	5.3%
NVIDIA Corp	4.9%
Amazon.com Inc, Cl A	2.9%
MARGIN DEPOSIT COUNTERPARTY: GOLDMAN SACHS FUTURES COLLATERAL	2.1%
Meta Platforms Inc, Cl A	2.1%
RECV OIS 4.35 11/02/2031	2.0%
Alphabet Inc, Cl A	1.6%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class F Shares - SDYAX

Annual Shareholder Report - September 30, 2024

SDYAX-AR-24

Annual Shareholder Report - September 30, 2024

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class Y Shares - SDYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class Y Shares	$58	0.50%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Dynamic Asset Allocation Fund, Class Y Shares - $289,829
S&P 500® Index (TR) - $322,900
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Jul/15
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Dynamic Asset Allocation Fund, Class Y Shares - $289829	S&P 500® Index (TR) - $322900
Jul/15	$100000	$100000
Sep/15	$90900	$91434
Sep/16	$102421	$105543
Sep/17	$123076	$125184
Sep/18	$136930	$147605
Sep/19	$140257	$153884
Sep/20	$161732	$177195
Sep/21	$215184	$230363
Sep/22	$186270	$194721
Sep/23	$219697	$236814
Sep/24	$289829	$322900

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the S&P 500 Index (Gross), for the 12-month period ending September 30, 2024.

The largest detractor from Fund performance for the reporting period was a relative value position that was long the S&P 500 Equal Weight Index and short the S&P 500 Index. The position sought to benefit from a potential broadening of performance beyond the “Magnificent Seven” mega-cap tech companies which dominated the performance of the S&P 500 Index. However, the position weighed on Fund performance as these companies continued to lead the market. Other detractors included put option (which gives the holder the right to sell a stock at a specified price) spreads on the S&P 500 Index, which were intended to provide downside protection against a decline in the U.S. equity market. Given the resilience of the U.S. equity market, these positions expired at a loss. A position in broad commodities via a Bloomberg Commodity Index total return swap detracted as the commodities market came under pressure amid weakness in the energy sector on demand concerns.

Positive contributors to Fund performance over the period included two U.S. yield-curve steepeners which benefit from a steepening of the U.S. yield curve (an increase in the difference between short-term yields and long-term yields). As short-term yields declined with market pricing of Federal Reserve interest-rate cuts, the yield curve steepened. Fund performance also benefited from a relative value position between U.S. and European short-term rates. The position benefited from a greater decline in European short-term rates versus U.S. short-term rates.

Derivatives had a significant impact on Fund performance for the reporting period. Interest-rate swaps in aggregate detracted from performance as they were positioned for a rise in interest rates; global interest rates declined over the period. Put options on the U.S. equity market and Cboe Volatility Index (VIX) declined as equities performed well over the period. Put options on currencies hampered Fund performance during the period. Positions in consumer-price index (CPI) swaps detracted during the period as inflation expectations eased.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Dynamic Asset Allocation Fund, Class Y Shares	31.92%	15.62%	12.29%
S&P 500® Index (TR)	36.35%	15.98%	13.62%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$828,111	526	$1,423	14%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.5%
Derivative Contracts (Net)	0.9%
Materials	1.8%
Real Estate	1.9%
Utilities	2.0%
Energy	2.7%
Consumer Staples	4.7%
Cash Collateral	4.7%
Industrials	6.9%
Communication Services	7.1%
Consumer Discretionary	8.1%
Health Care	9.4%
Financials	10.4%
Information Technology	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.9%
McKesson	5.3%
Microsoft Corp	5.3%
NVIDIA Corp	4.9%
Amazon.com Inc, Cl A	2.9%
MARGIN DEPOSIT COUNTERPARTY: GOLDMAN SACHS FUTURES COLLATERAL	2.1%
Meta Platforms Inc, Cl A	2.1%
RECV OIS 4.35 11/02/2031	2.0%
Alphabet Inc, Cl A	1.6%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class Y Shares - SDYYX

Annual Shareholder Report - September 30, 2024

SDYYX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class F Shares - SMSAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class F Shares	$285	2.70%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Strategy Alternative Fund, Class F Shares - $132,135
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117,767
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Strategy Alternative Fund, Class F Shares - $132135	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117767
Sep/14	$100000	$100000	$100000
Sep/15	$97024	$102941	$100025
Sep/16	$100327	$108286	$100299
Sep/17	$104966	$108364	$100957
Sep/18	$107180	$107047	$102563
Sep/19	$106992	$118068	$105009
Sep/20	$112232	$126315	$106165
Sep/21	$121853	$125184	$106239
Sep/22	$113030	$106908	$106894
Sep/23	$119136	$107597	$111674
Sep/24	$132135	$120044	$117767

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

All of the Fund’s sub-advisors performed well over the reporting period. The strongest performers were the two equity hedge sub-advisors: Kettle Hill Capital Management and Mountaineer Partners Management. Both managers benefited from rising equity markets and positive security selection in mid-cap U.S. stocks and the materials and industrials sectors, respectively. The relative value strategy was the second-largest contributor to Fund performance. Brigade Capital Management’s (Brigade) performance was bolstered by investments in several high-yield bond and loan issues, as well as the sub-adviser’s ability to minimize losses from hedges. Global Credit Advisers (GCA) recorded more modest gains due to its sizable short portfolio, which detracted from Fund performance. Finally, the event-driven strategy, which is composed of a fund focused on merger arbitrage, underperformed the Fund’s benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the reporting period. The environment for merger arbitrage proved to be difficult over the period as U.S. regulators challenged numerous transactions.

During the reporting period, GCA and Brigade were the two sub-advisors accounting for the vast majority of the Fund’s derivative exposure which consisted primarily of long credit protection through credit default swaps (CDS) on individual corporate bond issuers or baskets of issuers. The managers employ CDS protection for hedging or to express a negative view on the creditworthiness of a specific issuer. Overall, derivatives detracted from Fund performance for the period as credit spreads generally narrowed, resulting in market-to-market losses (a measure of the unrealized losses on a financial instrument that has been marked to its current market value) on CDS positions. However, these losses were more than offset by gains on bond and loan holdings in the remainder of the Fund’s portfolio.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Strategy Alternative Fund, Class F Shares	10.91%	4.31%	2.83%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$269,029	480	$2,351	277%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	-0.1%
Derivative Contracts (Net)	0.0%
Warrants	0.0%
Preferred Stock	0.2%
Mortgage-Backed Securities	0.2%
Utilities	0.5%
Real Estate	0.5%
Financials	1.3%
Consumer Staples	1.4%
Health Care	2.6%
Information Technology	4.7%
Industrials	4.7%
Loan Participations	5.2%
Communication Services	5.3%
Energy	6.5%
Materials	7.3%
Cash Equivalent	7.5%
Consumer Discretionary	8.9%
Registered Investment Companies	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	20.3%
United Parcel Service Inc, Cl B	1.1%
AT&T Inc	0.9%
Allied Universal Holdco	0.9%
Verizon Communications Inc	0.9%
Penn Entertainment Inc	0.9%
Cloud Software Group	0.9%
Century Aluminum Co	0.8%
Materion Corp	0.8%
ATI Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class F Shares - SMSAX

Annual Shareholder Report - September 30, 2024

SMSAX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - SMUYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class Y Shares	$258	2.44%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Strategy Alternative Fund, Class Y Shares - $135,349
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117,767
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Strategy Alternative Fund, Class Y Shares - $135349	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117767
Sep/14	$100000	$100000	$100000
Sep/15	$97024	$102941	$100025
Sep/16	$100677	$108286	$100299
Sep/17	$105608	$108364	$100957
Sep/18	$108101	$107047	$102563
Sep/19	$108093	$118068	$105009
Sep/20	$113671	$126315	$106165
Sep/21	$123830	$125184	$106239
Sep/22	$115046	$106908	$106894
Sep/23	$121584	$107597	$111674
Sep/24	$135349	$120044	$117767

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

All of the Fund’s sub-advisors performed well over the reporting period. The strongest performers were the two equity hedge sub-advisors: Kettle Hill Capital Management and Mountaineer Partners Management. Both managers benefited from rising equity markets and positive security selection in mid-cap U.S. stocks and the materials and industrials sectors, respectively. The relative value strategy was the second-largest contributor to Fund performance. Brigade Capital Management’s (Brigade) performance was bolstered by investments in several high-yield bond and loan issues, as well as the sub-adviser’s ability to minimize losses from hedges. Global Credit Advisers (GCA) recorded more modest gains due to its sizable short portfolio, which detracted from Fund performance. Finally, the event-driven strategy, which is composed of a fund focused on merger arbitrage, underperformed the Fund’s benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the reporting period. The environment for merger arbitrage proved to be difficult over the period as U.S. regulators challenged numerous transactions.

During the reporting period, GCA and Brigade were the two sub-advisors accounting for the vast majority of the Fund’s derivative exposure which consisted primarily of long credit protection through credit default swaps (CDS) on individual corporate bond issuers or baskets of issuers. The managers employ CDS protection for hedging or to express a negative view on the creditworthiness of a specific issuer. Overall, derivatives detracted from Fund performance for the period as credit spreads generally narrowed, resulting in market-to-market losses (a measure of the unrealized losses on a financial instrument that has been marked to its current market value) on CDS positions. However, these losses were more than offset by gains on bond and loan holdings in the remainder of the Fund’s portfolio.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Strategy Alternative Fund, Class Y Shares	11.32%	4.60%	3.07%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$269,029	480	$2,351	277%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	-0.1%
Derivative Contracts (Net)	0.0%
Warrants	0.0%
Preferred Stock	0.2%
Mortgage-Backed Securities	0.2%
Utilities	0.5%
Real Estate	0.5%
Financials	1.3%
Consumer Staples	1.4%
Health Care	2.6%
Information Technology	4.7%
Industrials	4.7%
Loan Participations	5.2%
Communication Services	5.3%
Energy	6.5%
Materials	7.3%
Cash Equivalent	7.5%
Consumer Discretionary	8.9%
Registered Investment Companies	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	20.3%
United Parcel Service Inc, Cl B	1.1%
AT&T Inc	0.9%
Allied Universal Holdco	0.9%
Verizon Communications Inc	0.9%
Penn Entertainment Inc	0.9%
Cloud Software Group	0.9%
Century Aluminum Co	0.8%
Materion Corp	0.8%
ATI Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - SMUYX

Annual Shareholder Report - September 30, 2024

SMUYX-AR-24

Annual Shareholder Report - September 30, 2024

Liquid Alternative Fund

SEI Institutional Managed Trust/Class F Shares - LLOBX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Liquid Alternative Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquid Alternative Fund, Class F Shares	$108	1.04%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Liquid Alternative Fund, Class F Shares - $109,107
Bloomberg U.S. Aggregate Bond Index (USD)* - $107,964
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $106,842
$112,000
$110,000
$108,000
$106,000
$104,000
$102,000
$100,000
$98,000
$96,000
$94,000
Jun/23
Sep/23
Sep/24

	Liquid Alternative Fund, Class F Shares - $109107	Bloomberg U.S. Aggregate Bond Index (USD)* - $107964	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $106842
Jun/23	$100000	$100000	$100000
Sep/23	$101600	$96769	$101314
Sep/24	$109107	$107964	$106842

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

The Fund’s balance sheet consists of cash equivalents, which generated positive interest income over the reporting period. The Fund generates its active return through positions in exchange traded futures contracts. The largest contributors to the Fund’s relative performance were long positions in several equity market indices, most notably the MSCI EAFE Index and the Nasdaq 100 Index, which benefited from rising stock prices over the period. Equity index exposure peaked during the first quarter of 2024, and has since been reduced, but remains significant. Currencies were a small positive contributor to the Fund’s relative performance, driven by a short position in the Japanese yen. Fixed-income trading was a detractor from performance for the reporting period. The Fund maintained a short position in 10- and 30 year government bond futures, which weighed on performance as yields declined over the period (and bond prices rose).

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Liquid Alternative Fund, Class F Shares	7.39%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	6.30%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	5.42%

Since its inception on June 30, 2023. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$203,733	19	$602

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	1.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AUDUSD CRNCY FUT DEC24	1.4%
MSCI EMGMKT DEC24	0.5%
MSCI EAFE DEC24	0.3%
NASDAQ 100 E-MINI DEC24	0.3%
S&P MID 400 EMINI DEC24	0.2%
S&P500 EMINI FUT DEC24	0.2%
E-MINI RUSS 2000 DEC24	0.2%
JPN YEN CURR FUT DEC24	0.1%
US LONG BOND(CBT) DEC24	0.0%
DOLLAR INDEX DEC24	0.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Liquid Alternative Fund

SEI Institutional Managed Trust/Class F Shares - LLOBX

Annual Shareholder Report - September 30, 2024

LLOBX-AR-24

Annual Shareholder Report - September 30, 2024

Liquid Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - LLOAX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Liquid Alternative Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquid Alternative Fund, Class Y Shares	$83	0.80%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Liquid Alternative Fund, Class Y Shares - $109,349
Bloomberg U.S. Aggregate Bond Index (USD)* - $107,964
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $106,842
$112,000
$110,000
$108,000
$106,000
$104,000
$102,000
$100,000
$98,000
$96,000
$94,000
Jun/23
Sep/23
Sep/24

	Liquid Alternative Fund, Class Y Shares - $109349	Bloomberg U.S. Aggregate Bond Index (USD)* - $107964	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $106842
Jun/23	$100000	$100000	$100000
Sep/23	$101700	$96769	$101314
Sep/24	$109349	$107964	$106842

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

The Fund’s balance sheet consists of cash equivalents, which generated positive interest income over the reporting period. The Fund generates its active return through positions in exchange traded futures contracts. The largest contributors to the Fund’s relative performance were long positions in several equity market indices, most notably the MSCI EAFE Index and the Nasdaq 100 Index, which benefited from rising stock prices over the period. Equity index exposure peaked during the first quarter of 2024, and has since been reduced, but remains significant. Currencies were a small positive contributor to the Fund’s relative performance, driven by a short position in the Japanese yen. Fixed-income trading was a detractor from performance for the reporting period. The Fund maintained a short position in 10- and 30 year government bond futures, which weighed on performance as yields declined over the period (and bond prices rose).

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Liquid Alternative Fund, Class Y Shares	7.52%	7.38%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	6.30%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	5.42%

Since its inception on June 30, 2023. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$203,733	19	$602

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	1.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AUDUSD CRNCY FUT DEC24	1.4%
MSCI EMGMKT DEC24	0.5%
MSCI EAFE DEC24	0.3%
NASDAQ 100 E-MINI DEC24	0.3%
S&P MID 400 EMINI DEC24	0.2%
S&P500 EMINI FUT DEC24	0.2%
E-MINI RUSS 2000 DEC24	0.2%
JPN YEN CURR FUT DEC24	0.1%
US LONG BOND(CBT) DEC24	0.0%
DOLLAR INDEX DEC24	0.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Liquid Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - LLOAX

Annual Shareholder Report - September 30, 2024

LLOAX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class F Shares - SAAAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class F Shares	$127	1.17%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Accumulation Fund, Class F Shares - $140,726
MSCI ACWI ex-USA Index (Net) (USD)* - $166,302
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD) - $213,690
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Asset Accumulation Fund, Class F Shares - $140726	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD) - $213690
Sep/14	$100000	$100000	$100000
Sep/15	$96017	$87837	$100835
Sep/16	$106925	$95968	$110212
Sep/17	$111559	$114787	$121992
Sep/18	$114829	$116810	$131883
Sep/19	$128544	$115375	$140991
Sep/20	$130484	$118838	$151939
Sep/21	$148406	$147259	$177362
Sep/22	$117557	$110199	$153239
Sep/23	$120600	$132667	$174005
Sep/24	$140726	$166302	$213690

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, a hybrid of 60% MSCI World Index (Net) (USD Hedged) and 40% Bloomberg Global Aggregate Index (USD Hedged) for the 12-month period ending September 30, 2024.

The Fund's underweight position in global equities detracted from performance for the reporting period, while its broad exposure to commodities and overweight allocation to global sovereign bonds, including global inflation-linked bonds, contributed to relative performance.

Among the Fund’s sub-advisors, AQR Capital Management, LLC and PanAgora Asset Management Inc. underperformed the hybrid benchmark during the reporting period due mainly to their underweight allocations to global equities, which performed well, driven by resilient corporate earnings and improving economic sentiment, particularly in the U.S. Overweights to inflation-related assets and nominal bonds benefited both managers. Commodities saw mixed performance but generally ended the period with positive returns; energy prices declined, while precious metals outperformed. Nominal bonds benefited from the anticipation of interest-rate cuts by central banks, and, despite signs of moderating inflation, Treasury Inflation-Protected Securities (TIPS) were supported by attractive yields relative to nominal Treasuries. SEI Investments Management Corporation (SIMC) replaced PanAgora Asset Management Inc. after the sub-advisor was terminated late in the reporting period. SIMC’s performance was bolstered by inflation-related assets such as TIPS, and positions in commodities, which performed well in August and September, despite signs of moderating inflation.

Derivatives had a significant impact on Fund performance for the reporting period. Sovereign bond index futures, interest-rate swaps, and sovereign bond total-return swaps produced positive returns as global interest rates declined. Developed and emerging-market equity futures contributed positively to performance. The Fund's strategic commodity exposure through futures and swaps also benefited performance. Forward-currency contracts on emerging-market currencies detracted from the Fund’s absolute and relative performance, while developed-market currency forward contracts, used to hedge foreign-currency risk against the U.S. dollar, had a positive impact for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Accumulation Fund, Class F Shares	16.69%	1.83%	3.48%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)	22.81%	8.67%	7.89%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,328,151	301	$9,985	75%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Foreign Common Stock	0.0%
Rights	0.0%
Derivative Contracts (Net)	1.8%
Sovereign Debt	7.1%
U.S. Treasury Obligations	64.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.61%, 10/8/2024	8.3%
U.S. Treasury Bills, 5.30%, 11/14/2024	8.0%
U.S. Treasury Bills, 5.29%, 12/5/2024	6.7%
U.S. Treasury Bills, 4.69%, 10/29/2024	4.5%
U.S. Treasury Bills, 4.66%, 10/15/2024	3.8%
U.S. Treasury Inflation Protected Securities, 0.13%, 1/15/2032	2.0%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.0%
U.S. Treasury Bills, 5.28%, 12/26/2024	2.0%
U.S. Treasury Inflation Protected Securities, 1.38%, 7/15/2033	2.0%
U.S. Treasury Inflation Protected Securities, 0.13%, 7/15/2031	1.9%

Material Fund Changes

PanAgora Asset Management Inc. was terminated as a sub-advisor to the Fund, and SIMC was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class F Shares - SAAAX

Annual Shareholder Report - September 30, 2024

SAAAX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class Y Shares - SMOYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class Y Shares	$100	0.92%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Accumulation Fund, Class Y Shares - $143,938
MSCI ACWI ex-USA Index (Net) (USD)* - $166,302
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD) - $213,690
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Asset Accumulation Fund, Class Y Shares - $143938	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD) - $213690
Sep/14	$100000	$100000	$100000
Sep/15	$96219	$87837	$100835
Sep/16	$107434	$95968	$110212
Sep/17	$112325	$114787	$121992
Sep/18	$115836	$116810	$131883
Sep/19	$129922	$115375	$140991
Sep/20	$132188	$118838	$151939
Sep/21	$150634	$147259	$177362
Sep/22	$119648	$110199	$153239
Sep/23	$122910	$132667	$174005
Sep/24	$143938	$166302	$213690

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, a hybrid of 60% MSCI World Index (Net) (USD Hedged) and 40% Bloomberg Global Aggregate Index (USD Hedged) for the 12-month period ending September 30, 2024.

The Fund's underweight position in global equities detracted from performance for the reporting period, while its broad exposure to commodities and overweight allocation to global sovereign bonds, including global inflation-linked bonds, contributed to relative performance.

Among the Fund’s sub-advisors, AQR Capital Management, LLC and PanAgora Asset Management Inc. underperformed the hybrid benchmark during the reporting period due mainly to their underweight allocations to global equities, which performed well, driven by resilient corporate earnings and improving economic sentiment, particularly in the U.S. Overweights to inflation-related assets and nominal bonds benefited both managers. Commodities saw mixed performance but generally ended the period with positive returns; energy prices declined, while precious metals outperformed. Nominal bonds benefited from the anticipation of interest-rate cuts by central banks, and, despite signs of moderating inflation, Treasury Inflation-Protected Securities (TIPS) were supported by attractive yields relative to nominal Treasuries. SEI Investments Management Corporation (SIMC) replaced PanAgora Asset Management Inc. after the sub-advisor was terminated late in the reporting period. SIMC’s performance was bolstered by inflation-related assets such as TIPS, and positions in commodities, which performed well in August and September, despite signs of moderating inflation.

Derivatives had a significant impact on Fund performance for the reporting period. Sovereign bond index futures, interest-rate swaps, and sovereign bond total-return swaps produced positive returns as global interest rates declined. Developed and emerging-market equity futures contributed positively to performance. The Fund's strategic commodity exposure through futures and swaps also benefited performance. Forward-currency contracts on emerging-market currencies detracted from the Fund’s absolute and relative performance, while developed-market currency forward contracts, used to hedge foreign-currency risk against the U.S. dollar, had a positive impact for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Accumulation Fund, Class Y Shares	17.11%	2.07%	3.71%
MSCI ACWI ex-USA Index (Net) (USD)Footnote Reference*	25.35%	7.59%	5.22%
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)	22.81%	8.67%	7.89%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,328,151	301	$9,985	75%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Foreign Common Stock	0.0%
Rights	0.0%
Derivative Contracts (Net)	1.8%
Sovereign Debt	7.1%
U.S. Treasury Obligations	64.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.61%, 10/8/2024	8.3%
U.S. Treasury Bills, 5.30%, 11/14/2024	8.0%
U.S. Treasury Bills, 5.29%, 12/5/2024	6.7%
U.S. Treasury Bills, 4.69%, 10/29/2024	4.5%
U.S. Treasury Bills, 4.66%, 10/15/2024	3.8%
U.S. Treasury Inflation Protected Securities, 0.13%, 1/15/2032	2.0%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.0%
U.S. Treasury Bills, 5.28%, 12/26/2024	2.0%
U.S. Treasury Inflation Protected Securities, 1.38%, 7/15/2033	2.0%
U.S. Treasury Inflation Protected Securities, 0.13%, 7/15/2031	1.9%

Material Fund Changes

PanAgora Asset Management Inc. was terminated as a sub-advisor to the Fund, and SIMC was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class Y Shares - SMOYX

Annual Shareholder Report - September 30, 2024

SMOYX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class F Shares - SIOAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class F Shares	$87	0.80%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

- Multi-Asset Income Fund, Class F Shares - $153,741
- Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
- 45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net) - $159,889
- 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index - $138,238

$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Asset Income Fund, Class F Shares - $153741	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net) - $159889	45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index - $138238
Sep/14	$100000	$100000	$100000	$100000
Sep/15	$103331	$102941	$99870	$99870
Sep/16	$110961	$108286	$109697	$109697
Sep/17	$118615	$108364	$116600	$116600
Sep/18	$120466	$107047	$120329	$120329
Sep/19	$130456	$118068	$129956	$129956
Sep/20	$132880	$126315	$138596	$138596
Sep/21	$145599	$125184	$150138	$150138
Sep/22	$121977	$106908	$128583	$128583
Sep/23	$131903	$107597	$137710	$138238
Sep/24	$153741	$120044	$159889	$138238

How did the Fund perform in the last year?

Class F Shares modestly outperformed its benchmark, a hybrid of 45% Bloomberg U.S. Aggregate Bond Index, 40% ICE BofA U.S. High Yield Constrained Index, and 15% MSCI ACWI Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s holdings in dividend-paying stocks enhanced performance for the reporting period. An overweight allocation to emerging-market debt also contributed to Fund performance, benefiting from lower financing costs as interest rates declined. Overweights to bank loans and collateralized loan obligations (CLOs) further boosted Fund performance. Default rates in the leveraged loan market remained low, supporting the performance of both bank loans and CLOs as they offered higher yields without significantly increased credit risk.

SEI Investments Management Corporation, the Fund’s dividend equity manager, outperformed the hybrid benchmark for the reporting period, driven by healthy corporate earnings and improving economic sentiment. Among the Fund’s sub-advisors, Goldman Sachs Asset Management, L.P. benefited from an overweight allocation to emerging-market debt, which outperformed developed-market bonds over the reporting period. Western Asset Management Company underperformed the Fund’s benchmark, attributable to its underweight in high-yield debt, which outpaced investment-grade credit due to investor confidence in low default rates and healthy corporate balance sheets. Barings LLC outperformed after it was hired as a Fund sub-advisor in the second half of the period, and benefited from an overweight to the securitized sector (mainly asset-backed securities and commercial mortgage-backed securities).

The Fund’s use of derivatives during the period included total-return swaps on bond futures, interest-rate swaps, futures and options on exchange-traded funds, equity indexes, credit default swaps, and currency forwards. These were employed for fixed-income relative value, option income-generation, and interest-rate risk hedging. Interest-rate futures benefited Fund performance as yields declined. Interest-rate swaps weighed on performance. Currency forwards and exposure to investment-grade credit and high-yield bonds through credit default swaps had a slightly positive effect on Fund performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Income Fund, Class F Shares	16.56%	3.34%	4.39%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)	16.11%	4.23%	4.80%
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index	16.72%	4.42%	4.90%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$556,021	1,196	$2,497	68%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.0%
Municipal Bond	0.0%
Utilities	0.2%
Materials	0.3%
Convertible Bonds	0.4%
Real Estate	0.6%
Industrials	0.7%
Communication Services	1.0%
Consumer Discretionary	1.2%
Information Technology	1.2%
Energy	1.8%
U.S. Treasury Obligations	1.9%
Health Care	2.9%
Consumer Staples	3.0%
Financials	4.2%
Loan Participations	5.1%
Sovereign Debt	8.7%
Mortgage-Backed Securities	11.1%
Asset-Backed Securities	12.6%
Corporate Obligations	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.90%, 2/6/2025	1.1%
U.S. Treasury Bills, 5.19%, 11/26/2024	0.8%
AbbVie Inc	0.4%
Oracle	0.4%
Verizon Communications Inc	0.4%
Johnson & Johnson	0.4%
Altria Group Inc	0.4%
Oversea-Chinese Banking Corp Ltd	0.4%
Coca-Cola Co/The	0.4%
Philip Morris International Inc	0.4%

Material Fund Changes

Barings LLC was added as a Fund sub-advisor during the reporting period. In the upcoming reporting period, Western Asset Management Company, LLC, Western Asset Management Company Limited and Western Asset Management Company PTE Ltd will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class F Shares - SIOAX

Annual Shareholder Report - September 30, 2024

SIOAX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class Y Shares - SLIYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class Y Shares	$76	0.70%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Income Fund, Class Y Shares - $155,214
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net) - $159,889
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index - $138,238
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Asset Income Fund, Class Y Shares - $155214	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net) - $159889	45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index - $138238
Sep/14	$100000	$100000	$100000	$100000
Sep/15	$103399	$102941	$99870	$99870
Sep/16	$111139	$108286	$109697	$109697
Sep/17	$118923	$108364	$116600	$116600
Sep/18	$120901	$107047	$120329	$120329
Sep/19	$131045	$118068	$129956	$129956
Sep/20	$133613	$126315	$138596	$138596
Sep/21	$146553	$125184	$150138	$150138
Sep/22	$122899	$106908	$128583	$128583
Sep/23	$133034	$107597	$137710	$138238
Sep/24	$155214	$120044	$159889	$138238

How did the Fund perform in the last year?

Class Y Shares modestly outperformed its benchmark, a hybrid of 45% Bloomberg U.S. Aggregate Bond Index, 40% ICE BofA U.S. High Yield Constrained Index, and 15% MSCI ACWI Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s holdings in dividend-paying stocks enhanced performance for the reporting period. An overweight allocation to emerging-market debt also contributed to Fund performance, benefiting from lower financing costs as interest rates declined. Overweights to bank loans and collateralized loan obligations (CLOs) further boosted Fund performance. Default rates in the leveraged loan market remained low, supporting the performance of both bank loans and CLOs as they offered higher yields without significantly increased credit risk.

SEI Investments Management Corporation, the Fund’s dividend equity manager, outperformed the hybrid benchmark for the reporting period, driven by healthy corporate earnings and improving economic sentiment. Among the Fund’s sub-advisors, Goldman Sachs Asset Management, L.P. benefited from an overweight allocation to emerging-market debt, which outperformed developed-market bonds over the reporting period. Western Asset Management Company underperformed the Fund’s benchmark, attributable to its underweight in high-yield debt, which outpaced investment-grade credit due to investor confidence in low default rates and healthy corporate balance sheets. Barings LLC outperformed after it was hired as a Fund sub-advisor in the second half of the period, and benefited from an overweight to the securitized sector (mainly asset-backed securities and commercial mortgage-backed securities).

The Fund’s use of derivatives during the period included total-return swaps on bond futures, interest-rate swaps, futures and options on exchange-traded funds, equity indexes, credit default swaps, and currency forwards. These were employed for fixed-income relative value, option income-generation, and interest-rate risk hedging. Interest-rate futures benefited Fund performance as yields declined. Interest-rate swaps weighed on performance. Currency forwards and exposure to investment-grade credit and high-yield bonds through credit default swaps had a slightly positive effect on Fund performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Income Fund, Class Y Shares	16.67%	3.44%	4.49%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)	16.11%	4.23%	4.80%
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index	16.72%	4.42%	4.90%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$556,021	1,196	$2,497	68%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.0%
Municipal Bond	0.0%
Utilities	0.2%
Materials	0.3%
Convertible Bonds	0.4%
Real Estate	0.6%
Industrials	0.7%
Communication Services	1.0%
Consumer Discretionary	1.2%
Information Technology	1.2%
Energy	1.8%
U.S. Treasury Obligations	1.9%
Health Care	2.9%
Consumer Staples	3.0%
Financials	4.2%
Loan Participations	5.1%
Sovereign Debt	8.7%
Mortgage-Backed Securities	11.1%
Asset-Backed Securities	12.6%
Corporate Obligations	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.90%, 2/6/2025	1.1%
U.S. Treasury Bills, 5.19%, 11/26/2024	0.8%
AbbVie Inc	0.4%
Oracle	0.4%
Verizon Communications Inc	0.4%
Johnson & Johnson	0.4%
Altria Group Inc	0.4%
Oversea-Chinese Banking Corp Ltd	0.4%
Coca-Cola Co/The	0.4%
Philip Morris International Inc	0.4%

Material Fund Changes

Barings LLC was added as a Fund sub-advisor during the reporting period. In the upcoming reporting period, Western Asset Management Company, LLC, Western Asset Management Company Limited and Western Asset Management Company PTE Ltd will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class Y Shares - SLIYX

Annual Shareholder Report - September 30, 2024

SLIYX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class F Shares - SIFAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class F Shares	$196	1.90%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Inflation Managed Fund, Class F Shares - $116,167
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $137,184
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
$70,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Asset Inflation Managed Fund, Class F Shares - $116167	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $137184
Sep/14	$100000	$100000	$100000
Sep/15	$93184	$102941	$93804
Sep/16	$94168	$108286	$97014
Sep/17	$92222	$108364	$98739
Sep/18	$93184	$107047	$101501
Sep/19	$92608	$118068	$103324
Sep/20	$89448	$126315	$107305
Sep/21	$102609	$125184	$123264
Sep/22	$107841	$106908	$120929
Sep/23	$109411	$107597	$125649
Sep/24	$116167	$120044	$137184

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, a hybrid of 70% Bloomberg 1-5 Year U.S. TIPS Index, 20% Bloomberg Commodity Index, and 10% S&P 500 Index (Gross).

The Fund’s underperformance over the reporting period was due mainly to its commodities exposure, which saw mixed performance. Precious metals, especially gold and silver, led other sectors due to demand for “safe-haven” investments, central bank purchases, and periods of U.S. dollar weakness. The energy sector lagged the overall market as oil and natural gas prices fell amid declining global demand and milder weather. The Fund’s equity long/short strategy detracted from performance as inflation moderated, with less inflation-sensitive sectors outperforming those with greater inflation-sensitivity. Holdings in the energy sector detracted from Fund performance due to pressured crude oil prices. Treasury Inflation-Protected Securities (TIPS) contributed positively to Fund performance, supported by expectations of Federal Reserve interest-rate cuts and stabilizing inflation, and improving yields versus U.S. Treasurys.

Columbia Management Investment Advisers, LLC and Credit Suisse Asset Management, LLC (the Fund’s commodities sub-advisors) underperformed the Fund’s hybrid benchmark due to mixed performance for commodities. Franklin Advisers, Inc. (equity long/short sub-advisor) underperformed the benchmark as less inflation-sensitive sectors outperformed. AllianceBernstein L.P. outperformed, benefiting from its mandate’s overweight credit exposure amid tighter credit spreads, especially in below-investment-grade bonds.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; bond futures and interest-rate swaps for duration hedging; credit default swaps (CDS) to hedge credit risk; and commodity futures for diversified strategic commodities exposure. Commodity and bond futures contributed positively to Fund performance, while equity-index futures, interest-rate swaps, and CDS were detractors but provided intended hedging.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Inflation Managed Fund, Class F Shares	6.18%	4.64%	1.51%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	9.18%	5.83%	3.21%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$580,285	1,502	$2,068	43%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreement	-12.3%
Rights	0.0%
Real Estate	0.1%
Foreign Common Stock	0.1%
Materials	0.1%
Health Care	0.2%
Sovereign Debt	0.2%
Information Technology	0.3%
Communication Services	0.5%
Derivative Contracts (Net)	0.6%
Utilities	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.8%
Industrials	0.8%
Energy	0.9%
U.S. Government Agency Obligations	1.7%
Financials	3.8%
Asset-Backed Securities	4.1%
Mortgage-Backed Securities	4.4%
Common Stock	15.1%
U.S. Treasury Obligations	62.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	25.7%
U.S. Treasury Inflation Protected Securities, 0.75%, 7/15/2028	11.1%
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	7.0%
Exxon Mobil Corp	1.9%
U.S. Treasury Notes, 4.80%, 1/31/2026	1.7%
U.S. Treasury Notes, 4.72%, 4/30/2025	1.2%
U.S. Treasury Bills, 5.30%, 11/14/2024	1.2%
U.S. Treasury Bills, 5.24%, 11/21/2024	1.2%
U.S. Treasury Bills, 4.60%, 11/29/2024	1.2%
U.S. Treasury Notes, 4.72%, 10/31/2025	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class F Shares - SIFAX

Annual Shareholder Report - September 30, 2024

SIFAX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class Y Shares - SLFYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class Y Shares	$169	1.64%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Inflation Managed Fund, Class Y Shares - $119,045
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $137,184
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Asset Inflation Managed Fund, Class Y Shares - $119045	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $137184
Sep/14	$100000	$100000	$100000
Sep/15	$93397	$102941	$93804
Sep/16	$94609	$108286	$97014
Sep/17	$92811	$108364	$98739
Sep/18	$94009	$107047	$101501
Sep/19	$93677	$118068	$103324
Sep/20	$90708	$126315	$107305
Sep/21	$104302	$125184	$123264
Sep/22	$109890	$106908	$120929
Sep/23	$111812	$107597	$125649
Sep/24	$119045	$120044	$137184

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, a hybrid of 70% Bloomberg 1-5 Year U.S. TIPS Index, 20% Bloomberg Commodity Index, and 10% S&P 500 Index (Gross).

The Fund’s underperformance over the reporting period was due mainly to its commodities exposure, which saw mixed performance. Precious metals, especially gold and silver, led other sectors due to demand for “safe-haven” investments, central bank purchases, and periods of U.S. dollar weakness. The energy sector lagged the overall market as oil and natural gas prices fell amid declining global demand and milder weather. The Fund’s equity long/short strategy detracted from performance as inflation moderated, with less inflation-sensitive sectors outperforming those with greater inflation-sensitivity. Holdings in the energy sector detracted from Fund performance due to pressured crude oil prices. Treasury Inflation-Protected Securities (TIPS) contributed positively to Fund performance, supported by expectations of Federal Reserve interest-rate cuts and stabilizing inflation, and improving yields versus U.S. Treasurys.

Columbia Management Investment Advisers, LLC and Credit Suisse Asset Management, LLC (the Fund’s commodities sub-advisors) underperformed the Fund’s hybrid benchmark due to mixed performance for commodities. Franklin Advisers, Inc. (equity long/short sub-advisor) underperformed the benchmark as less inflation-sensitive sectors outperformed. AllianceBernstein L.P. outperformed, benefiting from its mandate’s overweight credit exposure amid tighter credit spreads, especially in below-investment-grade bonds.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; bond futures and interest-rate swaps for duration hedging; credit default swaps (CDS) to hedge credit risk; and commodity futures for diversified strategic commodities exposure. Commodity and bond futures contributed positively to Fund performance, while equity-index futures, interest-rate swaps, and CDS were detractors but provided intended hedging.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Inflation Managed Fund, Class Y Shares	6.47%	4.91%	1.76%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	9.18%	5.83%	3.21%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$580,285	1,502	$2,068	43%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreement	-12.3%
Rights	0.0%
Real Estate	0.1%
Foreign Common Stock	0.1%
Materials	0.1%
Health Care	0.2%
Sovereign Debt	0.2%
Information Technology	0.3%
Communication Services	0.5%
Derivative Contracts (Net)	0.6%
Utilities	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.8%
Industrials	0.8%
Energy	0.9%
U.S. Government Agency Obligations	1.7%
Financials	3.8%
Asset-Backed Securities	4.1%
Mortgage-Backed Securities	4.4%
Common Stock	15.1%
U.S. Treasury Obligations	62.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	25.7%
U.S. Treasury Inflation Protected Securities, 0.75%, 7/15/2028	11.1%
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	7.0%
Exxon Mobil Corp	1.9%
U.S. Treasury Notes, 4.80%, 1/31/2026	1.7%
U.S. Treasury Notes, 4.72%, 4/30/2025	1.2%
U.S. Treasury Bills, 5.30%, 11/14/2024	1.2%
U.S. Treasury Bills, 5.24%, 11/21/2024	1.2%
U.S. Treasury Bills, 4.60%, 11/29/2024	1.2%
U.S. Treasury Notes, 4.72%, 10/31/2025	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class Y Shares - SLFYX

Annual Shareholder Report - September 30, 2024

SLFYX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class F Shares - SCLAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class F Shares	$65	0.62%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Capital Stability Fund, Class F Shares - $127,784
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index - $125,022
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Asset Capital Stability Fund, Class F Shares - $127784	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index - $125022
Sep/14	$100000	$100000	$100000
Sep/15	$100571	$102941	$101127
Sep/16	$102052	$108286	$103161
Sep/17	$103872	$108364	$104714
Sep/18	$105686	$107047	$105810
Sep/19	$109851	$118068	$110786
Sep/20	$112650	$126315	$115665
Sep/21	$116337	$125184	$117588
Sep/22	$111402	$106908	$111086
Sep/23	$116075	$107597	$115199
Sep/24	$127784	$120044	$125022

How did the Fund perform in the last year?

Class F Shares outperformed its blended benchmark (95% Bloomberg 1-3 Year U.S. Government/Credit Index /5% S&P 500 Index) for the 12 months ending September 30, 2024, with positive absolute performance meeting mandate expectations.

An overweight allocation to global equities enhanced Fund performance for the reporting period. Equities were the top-performing asset class over the period. A tactical U.S. Treasury Inflation-Protected Securities (TIPS) overweight benefited Fund performance, supported by Federal Reserve rate-cut expectations and improved real yields versus nominal Treasurys. An underweight to nominal bonds detracted from performance, as returns on cash (the Fund's primary risk-mitigation asset) lagged those of major developed bond markets.

Among the Fund’s sub-advisors, Janus Henderson Investors US LLC (Janus) and AllianceBernstein L.P. (AllianceBernstein) outperformed the hybrid benchmark over the reporting period. Both managers benefited from overweights to equities, driven by strong corporate earnings, improving economic sentiment, and innovations such as artificial intelligence (AI) fueling market growth, especially in the U.S. AllianceBernstein was bolstered by its overweight to TIPS, which benefited from attractive real yields. Both Janus and AllianceBernstein were challenged by underweights to U.S. Treasurys, which outperformed cash as bond yields moderated during the period.

During the reporting period, the Fund employed various derivatives: credit-default swaps, equity-index futures, bond-index futures, interest-rate swaps, equity options, interest-rate swaptions, and currency forwards. Stock index futures in developed-market equities contributed positively to performance, while interest-rate futures and swaps benefited as global rates generally declined. Fund performance also benefited from small credit-default swap positions in high-yield and investment-grade credit, as well as forward-currency contracts on developed-market currencies, used to hedge foreign-currency risk against the U.S. dollar.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Capital Stability Fund, Class F Shares	10.09%	3.07%	2.48%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index	8.53%	2.45%	2.26%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$507,841	305	$1,943	203%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.8%
Common Stock	0.9%
Cash Collateral	1.0%
Registered Investment Companies	1.2%
U.S. Government Agency Obligations	2.3%
Sovereign Debt	15.3%
Commercial Paper	36.2%
U.S. Treasury Obligations	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 5.23%, 10/24/2024	15.7%
Japan Treasury Discount Bill	15.3%
U.S. Treasury Bills, 5.18%, 10/31/2024	8.7%
Intesa Sanpaolo	1.9%
Brookfield Infrastructure	1.9%
Becton, Dickinson and Company	1.9%
DENTSPLY SIRONA Inc	1.9%
Glencore plc	1.9%
Oglethorpe Power	1.9%
U.S. Treasury Bills, 5.27%, 10/10/2024	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class F Shares - SCLAX

Annual Shareholder Report - September 30, 2024

SCLAX-AR-24

Annual Shareholder Report - September 30, 2024

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class Y Shares - SMLYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class Y Shares	$55	0.52%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Capital Stability Fund, Class Y Shares - $129,145
Bloomberg U.S. Aggregate Bond Index (USD)* - $120,044
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index - $125,022
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/14
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24

	Multi-Asset Capital Stability Fund, Class Y Shares - $129145	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index - $125022
Sep/14	$100000	$100000	$100000
Sep/15	$100670	$102941	$101127
Sep/16	$102252	$108286	$103161
Sep/17	$104170	$108364	$104714
Sep/18	$106091	$107047	$105810
Sep/19	$110380	$118068	$110786
Sep/20	$113297	$126315	$115665
Sep/21	$117223	$125184	$117588
Sep/22	$112269	$106908	$111086
Sep/23	$117094	$107597	$115199
Sep/24	$129145	$120044	$125022

How did the Fund perform in the last year?

Class Y Shares outperformed its blended benchmark (95% Bloomberg 1-3 Year U.S. Government/Credit Index /5% S&P 500 Index) for the 12 months ending September 30, 2024, with positive absolute performance meeting mandate expectations.

An overweight allocation to global equities enhanced Fund performance for the reporting period. Equities were the top-performing asset class over the period. A tactical U.S. Treasury Inflation-Protected Securities (TIPS) overweight benefited Fund performance, supported by Federal Reserve rate-cut expectations and improved real yields versus nominal Treasurys. An underweight to nominal bonds detracted from performance, as returns on cash (the Fund's primary risk-mitigation asset) lagged those of major developed bond markets.

Among the Fund’s sub-advisors, Janus Henderson Investors US LLC (Janus) and AllianceBernstein L.P. (AllianceBernstein) outperformed the hybrid benchmark over the reporting period. Both managers benefited from overweights to equities, driven by strong corporate earnings, improving economic sentiment, and innovations such as artificial intelligence (AI) fueling market growth, especially in the U.S. AllianceBernstein was bolstered by its overweight to TIPS, which benefited from attractive real yields. Both Janus and AllianceBernstein were challenged by underweights to U.S. Treasurys, which outperformed cash as bond yields moderated during the period.

During the reporting period, the Fund employed various derivatives: credit-default swaps, equity-index futures, bond-index futures, interest-rate swaps, equity options, interest-rate swaptions, and currency forwards. Stock index futures in developed-market equities contributed positively to performance, while interest-rate futures and swaps benefited as global rates generally declined. Fund performance also benefited from small credit-default swap positions in high-yield and investment-grade credit, as well as forward-currency contracts on developed-market currencies, used to hedge foreign-currency risk against the U.S. dollar.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Capital Stability Fund, Class Y Shares	10.29%	3.19%	2.59%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index	8.53%	2.45%	2.26%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of September 30, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$507,841	305	$1,943	203%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.8%
Common Stock	0.9%
Cash Collateral	1.0%
Registered Investment Companies	1.2%
U.S. Government Agency Obligations	2.3%
Sovereign Debt	15.3%
Commercial Paper	36.2%
U.S. Treasury Obligations	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 5.23%, 10/24/2024	15.7%
Japan Treasury Discount Bill	15.3%
U.S. Treasury Bills, 5.18%, 10/31/2024	8.7%
Intesa Sanpaolo	1.9%
Brookfield Infrastructure	1.9%
Becton, Dickinson and Company	1.9%
DENTSPLY SIRONA Inc	1.9%
Glencore plc	1.9%
Oglethorpe Power	1.9%
U.S. Treasury Bills, 5.27%, 10/10/2024	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class Y Shares - SMLYX

Annual Shareholder Report - September 30, 2024

SMLYX-AR-24

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2024 and 2023 as follows:

		Fiscal Year 2024			Fiscal Year 2023
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$1,090,060	S0	N/A	$1,090,060	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$359,174	$0	$0	$354,196	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2024	Fiscal 2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2024 and 2023 were $359,174 and $354,196, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights filed herein.

September 30, 2024

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Institutional Managed Trust

❯	Large Cap Fund

❯	Large Cap Value Fund

❯	Large Cap Growth Fund

❯	Large Cap Index Fund

❯	Tax-Managed Large Cap Fund

❯	S&P 500 Index Fund

❯	Small Cap Fund

❯	Small Cap Value Fund

❯	Small Cap Growth Fund

❯	Tax-Managed Small/Mid Cap Fund

❯	Mid-Cap Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	Tax-Managed Managed Volatility Fund

❯	Tax-Managed International Managed Volatility Fund
❯	Real Estate Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Conservative Income Fund

❯	Tax-Free Conservative Income Fund

❯	Real Return Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Strategy Alternative Fund

❯	Liquid Alternative Fund

❯	Multi-Asset Accumulation Fund

❯	Multi-Asset Income Fund

❯	Multi-Asset Inflation Managed Fund

❯	Multi-Asset Capital Stability Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	276
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	278
Statements of Operations/Consolidated Statements of Operations	290
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	296
Consolidated Statement of Cash Flows	304
Financial Highlights/Consolidated Financial Highlights	305
Notes to Financial Statements/Notes to Consolidated Financial Statements	318
Report of Independent Registered Public Accounting Firm	364
Notice to Shareholders	366
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreement (Form N-CSR Item 11)	369

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.8%

Communication Services — 8.6%
Alphabet Inc, Cl A	73,857	$12,249
Alphabet Inc, Cl C	110,998	18,558
AT&T Inc	518,069	11,398
Comcast Corp, Cl A	142,077	5,935
Electronic Arts Inc	2,171	311
Fox Corp, Cl A	57,265	2,424
Liberty Media Corp-Liberty Formula One, Cl C *	4,722	366
Meta Platforms Inc, Cl A	68,738	39,348
Netflix Inc *	11,750	8,334
Nexstar Media Group Inc, Cl A	28,996	4,795
Pinterest Inc, Cl A *	100,548	3,255
Sirius XM Holdings Inc	42,706	1,010
Spotify Technology SA *	1,623	598
TEGNA Inc	84,878	1,339
T-Mobile US Inc	52,672	10,869
Verizon Communications Inc	139,906	6,283
Walt Disney Co/The	153,616	14,776

		141,848
Consumer Discretionary — 9.3%
Amazon.com Inc, Cl A *	173,631	32,353
AutoNation Inc *	13,760	2,462
AutoZone Inc *	166	523
Bloomin' Brands Inc	119,609	1,977
Booking Holdings Inc	490	2,064
BorgWarner Inc	51,591	1,872
Burlington Stores Inc *	5,837	1,538
Coupang Inc, Cl A *	24,641	605
Deckers Outdoor Corp *	29,226	4,660
Dick's Sporting Goods Inc	18,814	3,927
Domino's Pizza Inc	5,404	2,325
DraftKings Inc, Cl A *	81,183	3,182
eBay Inc	60,408	3,933
Ford Motor Co	65,375	690
Garmin Ltd	1,864	328
General Motors Co	290,119	13,009
Goodyear Tire & Rubber Co/The *	61,552	545
H&R Block Inc	10,407	661
Harley-Davidson Inc, Cl A	49,267	1,898
Home Depot Inc/The	28,067	11,373
KB Home	12,094	1,036
Lennar Corp, Cl A	27,882	5,227
Lululemon Athletica Inc *	8,286	2,248
Magna International Inc, Cl A	53,219	2,184
Marriott International Inc/MD, Cl A	23,478	5,837
McDonald's Corp	2,668	812
MercadoLibre Inc *	2,027	4,159
O'Reilly Automotive Inc *	1,277	1,471
Penske Automotive Group Inc, Cl A	14,922	2,424
Phinia Inc	12,286	566
Pool Corp	10,294	3,879

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PulteGroup Inc	75,993	$10,907
PVH Corp	14,325	1,444
Ross Stores Inc	42,423	6,385
SharkNinja Inc	3,144	342
Tesla Inc *	7,109	1,860
Texas Roadhouse Inc, Cl A	1,839	325
Whirlpool Corp	16,375	1,752
Williams-Sonoma Inc	32,414	5,022
Wingstop Inc, Cl A	9,962	4,145
Yum! Brands Inc	13,030	1,820

		153,770
Consumer Staples — 6.1%
Altria Group Inc	112,161	5,725
Ambev ADR	622,330	1,518
Archer-Daniels-Midland Co	32,708	1,954
Bunge Global SA	12,997	1,256
Casey's General Stores Inc	18,037	6,777
Coca-Cola Co/The	26,856	1,930
Colgate-Palmolive Co	48,476	5,032
Conagra Brands Inc	263,174	8,558
Constellation Brands Inc, Cl A	16,587	4,274
Costco Wholesale Corp	8,803	7,804
Dollar General Corp	23,927	2,024
Ingredion Inc	38,715	5,321
Kenvue Inc	202,799	4,691
Kraft Heinz Co/The	8,297	291
Kroger Co/The	274,585	15,734
Molson Coors Beverage Co, Cl B	47,270	2,719
PepsiCo Inc	60,534	10,294
Philip Morris International Inc	22,541	2,736
Procter & Gamble Co/The	8,586	1,487
Target Corp, Cl A	22,289	3,474
Tyson Foods Inc, Cl A	105,363	6,275
Walmart Inc	21,402	1,728

		101,602
Energy — 3.4%
APA Corp	18,507	453
BP PLC ADR	175,357	5,504
Canadian Natural Resources Ltd	121,883	4,048
Cheniere Energy Inc	17,498	3,147
Chevron Corp	30,425	4,481
ConocoPhillips	80,276	8,451
Devon Energy Corp	71,669	2,804
Diamondback Energy Inc, Cl A	30,355	5,233
Exxon Mobil Corp	24,695	2,895
Halliburton Co	9,856	286
HF Sinclair Corp	31,449	1,402
Marathon Oil Corp	45,524	1,212
Marathon Petroleum Corp	20,563	3,350
Phillips 66	23,171	3,046
Scorpio Tankers Inc	18,257	1,302
Shell PLC ADR	69,710	4,597

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Valero Energy Corp	27,262	$3,681

		55,892
Financials — 13.4%
Aflac Inc	52,945	5,919
Allstate Corp/The	47,438	8,997
American Financial Group Inc/OH	10,346	1,393
American International Group Inc	7,816	572
Ameriprise Financial Inc	15,882	7,462
Annaly Capital Management Inc ‡	133,373	2,677
Bank of America Corp	133,254	5,287
Bank of New York Mellon Corp/The	23,028	1,655
Berkshire Hathaway Inc, Cl B *	31,086	14,308
Capital One Financial Corp	20,410	3,056
Citigroup Inc	295,297	18,486
Citizens Financial Group Inc	9,142	375
Discover Financial Services	30,417	4,267
East West Bancorp Inc	23,532	1,947
Everest Group Ltd	2,104	824
Fifth Third Bancorp	58,545	2,508
First Horizon Corp	78,064	1,212
Fiserv Inc, Cl A *	7,135	1,282
Global Payments Inc	82,982	8,499
Goldman Sachs Group Inc/The	996	493
Hartford Financial Services Group Inc/The	60,105	7,069
JPMorgan Chase & Co	58,542	12,344
Kinsale Capital Group Inc	13,464	6,268
M&T Bank Corp	6,166	1,098
Mastercard Inc, Cl A	3,450	1,704
MetLife Inc	5,123	423
MGIC Investment Corp	37,006	947
Moody's Corp	24,024	11,402
Morgan Stanley	56,533	5,893
MSCI Inc, Cl A	15,807	9,214
NU Holdings Ltd, Cl A *	101,358	1,384
Radian Group Inc	47,300	1,641
Regions Financial Corp	112,708	2,629
S&P Global Inc	13,485	6,967
Starwood Property Trust Inc ‡	37,558	765
State Street Corp	81,247	7,188
Stifel Financial Corp	18,871	1,772
Synchrony Financial	77,838	3,883
Truist Financial Corp	8,968	384
Unum Group	36,845	2,190
Visa Inc, Cl A	97,986	26,941
Voya Financial Inc	4,799	380
Wells Fargo & Co	140,038	7,911
Willis Towers Watson PLC	29,932	8,816
Zions Bancorp NA	17,984	849

		221,281
Health Care — 13.1%
AbbVie Inc	10,480	2,070
Amgen Inc, Cl A	16,147	5,203

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Baxter International Inc	112,272	$4,263
Boston Scientific Corp *	80,538	6,749
Bristol-Myers Squibb Co	155,447	8,043
Cardinal Health Inc	43,510	4,809
Cencora Inc, Cl A	1,260	284
Centene Corp *	9,478	714
Cigna Group/The	4,286	1,485
CVS Health Corp	180,969	11,379
Danaher Corp, Cl A	42,146	11,717
DaVita Inc *	11,100	1,820
DENTSPLY SIRONA Inc	124,353	3,365
Eli Lilly & Co	22,937	20,321
Exelixis Inc *	12,179	316
Gilead Sciences Inc	56,933	4,773
GSK PLC ADR	124,130	5,074
HCA Healthcare Inc	22,058	8,965
IDEXX Laboratories Inc *	3,416	1,726
Incyte Corp *	11,124	735
Intuitive Surgical Inc *	2,274	1,117
Jazz Pharmaceuticals PLC *	51,232	5,708
Johnson & Johnson	152,472	24,710
Lantheus Holdings Inc *	10,655	1,169
McKesson Corp	18,175	8,986
Medtronic PLC	79,267	7,136
Merck & Co Inc	71,749	8,148
Mettler-Toledo International Inc *	9,334	13,998
Natera Inc *	27,088	3,439
Organon & Co	153,308	2,933
Pfizer Inc	230,147	6,660
Regeneron Pharmaceuticals Inc *	522	549
Royalty Pharma PLC, Cl A	14,878	421
Sanofi ADR	40,173	2,315
STERIS PLC	16,539	4,011
United Therapeutics Corp *	4,772	1,710
UnitedHealth Group Inc	20,614	12,053
Vaxcyte Inc *	5,657	646
Viatris Inc, Cl W	302,646	3,514
Zoetis Inc, Cl A	19,297	3,770

		216,804
Industrials — 11.0%
AerCap Holdings NV	101,841	9,646
AGCO Corp	28,514	2,790
Allison Transmission Holdings Inc	37,699	3,622
Automatic Data Processing Inc	12,773	3,535
Carlisle Cos Inc	1,005	452
Caterpillar Inc, Cl A	1,327	519
Chart Industries Inc *	23,419	2,907
CNH Industrial NV	22,669	252
Cummins Inc	20,395	6,604
Delta Air Lines Inc, Cl A	140,692	7,146
Eaton Corp PLC	15,098	5,004
Equifax Inc	15,282	4,491
Fastenal Co, Cl A	11,163	797

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FedEx Corp	35,324	$9,667
GFL Environmental Inc	159,309	6,353
GXO Logistics Inc *	166,959	8,694
HEICO Corp	38,369	10,033
Huntington Ingalls Industries Inc, Cl A	10,975	2,902
Lockheed Martin Corp	7,087	4,143
ManpowerGroup Inc	45,042	3,311
Old Dominion Freight Line Inc, Cl A	26,268	5,218
Oshkosh Corp	3,063	307
Otis Worldwide Corp	65,609	6,819
Owens Corning	34,317	6,058
Parker-Hannifin Corp, Cl A	1,448	915
Paychex Inc	2,388	320
Republic Services Inc	1,597	321
Robert Half Inc	28,935	1,951
Rollins Inc	40,075	2,027
Ryder System Inc	18,537	2,703
Snap-on Inc	9,818	2,844
Textron Inc	56,360	4,992
Timken Co/The	57,812	4,873
Trane Technologies PLC	6,682	2,597
TransDigm Group Inc	13,413	19,142
United Airlines Holdings Inc *	25,256	1,441
Veralto Corp	65,384	7,314
Verisk Analytics Inc, Cl A	6,945	1,861
Vertiv Holdings Co, Cl A	64,656	6,433
Waste Connections Inc	42,033	7,516
Westinghouse Air Brake Technologies Corp	2,318	421
WW Grainger Inc	2,327	2,417

		181,358
Information Technology — 26.2%
Accenture PLC, Cl A	1,931	683
Adobe Inc *	29,168	15,103
Advanced Micro Devices Inc *	11,432	1,876
Amdocs Ltd	51,821	4,533
Amkor Technology Inc	51,908	1,588
Amphenol Corp, Cl A	192,002	12,511
Analog Devices Inc	25,977	5,979
Apple Inc	279,620	65,151
Applied Materials Inc	25,593	5,171
AppLovin Corp, Cl A *	78,060	10,191
Arista Networks Inc *	8,987	3,449
Arrow Electronics Inc, Cl A *	20,514	2,725
Astera Labs Inc *	19,460	1,020
Broadcom Inc	149,386	25,769
Cadence Design Systems Inc *	28,723	7,785
CDW Corp/DE	5,941	1,344
Cirrus Logic Inc *	12,623	1,568
Cisco Systems Inc	120,415	6,409
Dell Technologies Inc, Cl C	28,722	3,405
Dropbox Inc, Cl A *	59,923	1,524
DXC Technology Co *	58,737	1,219
F5 Inc, Cl A *	1,578	348

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fair Isaac Corp *	1,172	$2,278
Flex Ltd *	73,140	2,445
Fortinet Inc *	14,092	1,093
Gartner Inc *	639	324
Hewlett Packard Enterprise Co	163,973	3,355
HP Inc	114,844	4,119
HubSpot Inc *	1,255	667
International Business Machines Corp	24,273	5,366
Intuit Inc	21,136	13,125
Jabil Inc	31,517	3,777
Manhattan Associates Inc *	14,447	4,065
Marvell Technology Inc	20,985	1,513
Microchip Technology Inc	81,064	6,509
Micron Technology Inc	35,515	3,683
Microsoft Corp	175,580	75,552
Monolithic Power Systems Inc	3,396	3,140
Motorola Solutions Inc	32,536	14,629
NetApp Inc	4,870	602
NVIDIA Corp	356,135	43,249
ON Semiconductor Corp *	51,287	3,724
Oracle Corp, Cl B	61,550	10,488
QUALCOMM Inc	43,642	7,421
Roper Technologies Inc	16,601	9,237
Salesforce Inc	41,041	11,233
SAP SE ADR	49,596	11,362
ServiceNow Inc *	5,002	4,474
Skyworks Solutions Inc	3,042	300
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,858	1,886
Vontier Corp	142,409	4,805

		433,772
Materials — 3.2%
Berry Global Group Inc	31,426	2,136
Crown Holdings Inc	63,953	6,132
Eastman Chemical Co	47,089	5,272
FMC Corp	92,162	6,077
Freeport-McMoRan Inc, Cl B	9,431	471
Graphic Packaging Holding Co	13,677	405
Linde PLC	26,069	12,431
LyondellBasell Industries NV, Cl A	3,410	327
Martin Marietta Materials Inc, Cl A	4,861	2,616
Mosaic Co/The	15,728	421
Reliance Inc	21,607	6,249
Sherwin-Williams Co/The, Cl A	11,377	4,342
Steel Dynamics Inc	15,976	2,014
Sylvamo Corp	38,038	3,266

		52,159
Real Estate — 1.6%
American Tower Corp, Cl A ‡	55,725	12,959
Equinix Inc ‡	4,672	4,147
Host Hotels & Resorts Inc ‡	128,264	2,258
Howard Hughes Holdings Inc *	21,893	1,695

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Omega Healthcare Investors Inc ‡	100,607	$4,095
Sabra Health Care REIT Inc ‡	86,576	1,611

		26,765
Utilities — 2.9%
Constellation Energy Corp	4,349	1,131
Edison International	104,559	9,106
Exelon Corp	19,614	795
FirstEnergy Corp	180,214	7,992
NextEra Energy Inc	39,355	3,327
NRG Energy Inc	141,170	12,861
UGI Corp	108,137	2,706
Vistra Corp	57,259	6,787

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	50,916	$3,325

		48,030
Total Common Stock
(Cost $897,033) ($ Thousands)		1,633,281

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	15,863,850	15,864
Total Cash Equivalent
(Cost $15,864) ($ Thousands)		15,864
Total Investments in Securities — 99.8%
(Cost $912,897) ($ Thousands)		$1,649,145

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	40	Dec-2024	$11,538	$11,628	$90
S&P Mid Cap 400 Index E-MINI	7	Dec-2024	2,182	2,204	22
			$13,720	$13,832	$112

Percentages are based on Net Assets of $1,652,125 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,633,281	–	–	1,633,281
Cash Equivalent	15,864	–	–	15,864
Total Investments in Securities	1,649,145	–	–	1,649,145

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	112	–	–	112
Total Other Financial Instruments	112	–	–	112

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$33,884	$(33,883)	$(1)	$—	$—	$31	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,610	411,039	(414,785)	—	—	15,864	715	—
Totals	$19,610	$444,923	$(448,668)	$(1)	$—	$15,864	$746	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 7.5%
Alphabet Inc, Cl A	15,208	$2,522
AT&T Inc	1,527,589	33,607
BCE Inc	247,288	8,606
Comcast Corp, Cl A	513,953	21,468
Fox Corp, Cl A	130,663	5,531
Meta Platforms Inc, Cl A	6,057	3,467
Nexstar Media Group Inc, Cl A	7,119	1,177
Omnicom Group Inc	2,730	282
Sirius XM Holdings Inc	107,158	2,534
TEGNA Inc	94,393	1,490
T-Mobile US Inc	45,852	9,462
Verizon Communications Inc	163,590	7,347
Walt Disney Co/The	52,590	5,059

		102,552
Consumer Discretionary — 5.6%
AutoNation Inc *	12,701	2,273
Best Buy Co Inc	3,213	332
Bloomin' Brands Inc	22,868	378
BorgWarner Inc	70,506	2,559
Dick's Sporting Goods Inc	11,202	2,338
eBay Inc	99,566	6,483
Ford Motor Co	185,547	1,959
General Motors Co	369,298	16,559
Genuine Parts Co	80,618	11,261
Goodyear Tire & Rubber Co/The *	124,130	1,099
Harley-Davidson Inc, Cl A	31,143	1,200
Kohl's Corp	23,092	487
Lennar Corp, Cl A	27,173	5,094
Lowe's Cos Inc	39,865	10,797
Magna International Inc, Cl A	80,912	3,321
Penske Automotive Group Inc, Cl A	13,566	2,203
Phinia Inc	8,975	413
PulteGroup Inc	40,367	5,794
PVH Corp	22,060	2,224
Whirlpool Corp	3,533	378

		77,152
Consumer Staples — 9.8%
Altria Group Inc	213,204	10,882
Ambev ADR	1,594,997	3,892
Archer-Daniels-Midland Co	124,339	7,428
Bunge Global SA	37,595	3,633
Conagra Brands Inc	183,730	5,975
Diageo PLC ADR	43,307	6,078
Dollar General Corp	31,496	2,664
Ingredion Inc	43,021	5,912
Kenvue Inc	564,325	13,053
Kraft Heinz Co/The	56,221	1,974
Kroger Co/The	361,681	20,724
Molson Coors Beverage Co, Cl B	102,466	5,894
Philip Morris International Inc	120,441	14,621

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp, Cl A	91,822	$14,311
Tyson Foods Inc, Cl A	101,205	6,028
Unilever PLC ADR	158,208	10,277

		133,346
Energy — 7.0%
APA Corp	66,252	1,620
BP PLC ADR	147,347	4,625
Canadian Natural Resources Ltd	60,884	2,022
Chevron Corp	124,308	18,307
ConocoPhillips	143,034	15,059
Devon Energy Corp	57,836	2,262
Exxon Mobil Corp	236,331	27,703
Halliburton Co	38,228	1,110
HF Sinclair Corp	32,366	1,443
Marathon Oil Corp	127,324	3,391
Marathon Petroleum Corp	37,616	6,128
Phillips 66	6,459	849
Scorpio Tankers Inc	15,445	1,101
Shell PLC ADR	61,589	4,062
Valero Energy Corp	45,125	6,093

		95,775
Financials — 20.2%
Aflac Inc	22,989	2,570
Allstate Corp/The	21,451	4,068
Ally Financial Inc	31,400	1,117
American Express Co	1,907	517
American Financial Group Inc/OH	14,591	1,964
American International Group Inc	29,934	2,192
Ameriprise Financial Inc	9,891	4,647
Annaly Capital Management Inc ‡	91,473	1,836
Bank of America Corp	563,730	22,369
Bank of New York Mellon Corp/The	181,889	13,071
Berkshire Hathaway Inc, Cl B *	24,115	11,099
Capital One Financial Corp	31,351	4,694
Chubb Ltd	57,755	16,656
Citigroup Inc	518,826	32,478
Citizens Financial Group Inc	36,990	1,519
Discover Financial Services	28,824	4,044
East West Bancorp Inc	9,104	753
Everest Group Ltd	3,207	1,257
Fidelity National Information Services Inc, Cl B	3,244	272
Fifth Third Bancorp	107,240	4,594
First Horizon Corp	89,989	1,397
Global Payments Inc	77,972	7,986
Goldman Sachs Group Inc/The	6,045	2,993
Hartford Financial Services Group Inc/The	27,860	3,277
JPMorgan Chase & Co	132,062	27,847
Lincoln National Corp	44,524	1,403
M&T Bank Corp	4,431	789
MetLife Inc	85,353	7,040
MGIC Investment Corp	70,662	1,809

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morgan Stanley	130,228	$13,575
Prudential Financial Inc	25,969	3,145
Radian Group Inc	78,204	2,713
Regions Financial Corp	180,126	4,202
State Street Corp	47,517	4,204
Stifel Financial Corp	15,183	1,426
Synchrony Financial	143,384	7,152
T Rowe Price Group Inc	16,986	1,850
Travelers Cos Inc/The	38,707	9,062
Truist Financial Corp	200,321	8,568
Unum Group	64,517	3,835
Voya Financial Inc	73,296	5,806
Wells Fargo & Co	296,003	16,721
Western Union Co/The	80,189	957
Willis Towers Watson PLC	11,952	3,520
Zions Bancorp NA	57,094	2,696

		275,690
Health Care — 15.5%
Amgen Inc, Cl A	14,602	4,705
Baxter International Inc	185,251	7,034
Bristol-Myers Squibb Co	184,917	9,568
Cardinal Health Inc	67,710	7,483
Centene Corp *	107,861	8,120
Cigna Group/The	18,672	6,469
CVS Health Corp	231,714	14,570
DaVita Inc *	8,992	1,474
DENTSPLY SIRONA Inc	211,280	5,717
Exelixis Inc *	22,836	593
Gilead Sciences Inc	118,904	9,969
GSK PLC ADR	105,791	4,325
HCA Healthcare Inc	8,699	3,536
Incyte Corp *	25,573	1,690
Jazz Pharmaceuticals PLC *	54,706	6,095
Johnson & Johnson	157,673	25,552
Lantheus Holdings Inc *	11,065	1,214
McKesson Corp	15,388	7,608
Medtronic PLC	178,084	16,033
Merck & Co Inc	204,045	23,171
Novartis AG ADR	88,044	10,127
Organon & Co	211,459	4,045
Pfizer Inc	529,776	15,332
Royalty Pharma PLC, Cl A	192,659	5,450
Sanofi ADR	48,458	2,793
United Therapeutics Corp *	8,241	2,953
Viatris Inc, Cl W	511,249	5,936

		211,562
Industrials — 12.3%
3M Co	21,457	2,933
AerCap Holdings NV	80,574	7,632
AGCO Corp	38,974	3,814
Allison Transmission Holdings Inc	63,525	6,103
Caterpillar Inc, Cl A	7,394	2,892

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chart Industries Inc *	21,777	$2,703
CNH Industrial NV	153,085	1,699
Cummins Inc	20,041	6,489
Delta Air Lines Inc, Cl A	213,458	10,842
FedEx Corp	36,398	9,961
General Dynamics Corp	57,726	17,445
Huntington Ingalls Industries Inc, Cl A	15,488	4,095
Johnson Controls International PLC	188,922	14,662
Lockheed Martin Corp	4,733	2,767
ManpowerGroup Inc	42,383	3,116
Mueller Industries Inc	14,053	1,041
Oshkosh Corp	21,732	2,178
Owens Corning	30,368	5,361
PACCAR Inc	22,328	2,203
RTX Corp	154,022	18,661
Ryder System Inc	29,884	4,357
Siemens AG ADR	102,863	10,394
Snap-on Inc	18,096	5,243
Textron Inc	59,630	5,282
Timken Co/The	47,421	3,997
United Airlines Holdings Inc *	38,423	2,193
United Parcel Service Inc, Cl B	69,337	9,453

		167,516
Information Technology — 9.0%
Amdocs Ltd	64,832	5,671
Amkor Technology Inc	97,184	2,974
Applied Materials Inc	15,694	3,171
Arrow Electronics Inc, Cl A *	29,256	3,886
Broadcom Inc	94,010	16,217
Cirrus Logic Inc *	18,558	2,305
Cisco Systems Inc	341,952	18,199
Cognizant Technology Solutions Corp, Cl A	20,821	1,607
Dell Technologies Inc, Cl C	35,462	4,204
Dropbox Inc, Cl A *	13,143	334
DXC Technology Co *	112,302	2,330
Flex Ltd *	72,201	2,414
Hewlett Packard Enterprise Co	373,639	7,645
HP Inc	257,060	9,221
International Business Machines Corp	21,746	4,807
Jabil Inc	40,507	4,854
Micron Technology Inc	21,970	2,278
Microsoft Corp	25,507	10,976
ON Semiconductor Corp *	60,270	4,376
QUALCOMM Inc	42,218	7,179
Skyworks Solutions Inc	38,844	3,837
Vontier Corp	94,752	3,197
Xerox Holdings Corp	60,688	630

		122,312
Materials — 3.9%
Berry Global Group Inc	26,280	1,787
Crown Holdings Inc	45,761	4,388
Dow Inc	316,364	17,283

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eastman Chemical Co	43,029	$4,817
FMC Corp	107,936	7,117
Freeport-McMoRan Inc, Cl B	22,090	1,103
Graphic Packaging Holding Co	51,887	1,535
LyondellBasell Industries NV, Cl A	46,631	4,472
Mosaic Co/The	68,084	1,823
O-I Glass Inc, Cl I *	56,355	740
Steel Dynamics Inc	41,467	5,228
Sylvamo Corp	31,045	2,665

		52,958
Real Estate — 3.2%
Crown Castle Inc ‡	59,770	7,090
Healthpeak Properties Inc ‡	552,456	12,635
Host Hotels & Resorts Inc ‡	233,058	4,102
Howard Hughes Holdings Inc *	44,213	3,423
Omega Healthcare Investors Inc ‡	77,424	3,151
Sabra Health Care REIT Inc ‡	143,789	2,676
VICI Properties Inc, Cl A ‡	340,826	11,353

		44,430
Utilities — 5.0%
Duke Energy Corp	122,415	14,114

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edison International	88,155	$7,677
Exelon Corp	70,449	2,857
FirstEnergy Corp	162,155	7,192
NextEra Energy Inc	182,109	15,394
NRG Energy Inc	125,469	11,430
UGI Corp	125,169	3,132
Vistra Corp	32,736	3,880
Xcel Energy Inc	34,714	2,267

		67,943
Total Common Stock
(Cost $876,227) ($ Thousands)		1,351,236

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	13,973,419	13,973
Total Cash Equivalent
(Cost $13,973) ($ Thousands)		13,973
Total Investments in Securities — 100.0%
(Cost $890,200) ($ Thousands)		$1,365,209

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	14	Dec-2024	$4,055	$4,070	$15
S&P Mid Cap 400 Index E-MINI	16	Dec-2024	5,034	5,038	4
			$9,089	$9,108	$19

Percentages are based on Net Assets of $1,365,522 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,351,236	–	–	1,351,236
Cash Equivalent	13,973	–	–	13,973
Total Investments in Securities	1,365,209	–	–	1,365,209

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	19	–	–	19
Total Other Financial Instruments	19	–	–	19

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$38	$37,423	$(37,463)	$(3)	$5	$—	$18	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,541	213,232	(208,800)	—	—	13,973	582	—
Totals	$9,579	$250,655	$(246,263)	$(3)	$5	$13,973	$600	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 94.9%

Communication Services — 11.0%
Alphabet Inc, Cl A	308,405	$51,149
Alphabet Inc, Cl C	95,166	15,911
Liberty Media Corp-Liberty Formula One, Cl C *	45,971	3,559
Meta Platforms Inc, Cl A	116,464	66,669
Netflix Inc *	27,360	19,406
Pinterest Inc, Cl A *	127,348	4,122
Roku Inc, Cl A *	7,372	550
Spotify Technology SA *	21,453	7,906

		169,272
Consumer Discretionary — 11.9%
ADT Inc	37,795	273
Amazon.com Inc, Cl A *	347,549	64,759
AutoZone Inc *	7,985	25,153
Booking Holdings Inc	1,392	5,863
Burlington Stores Inc *	8,465	2,230
Carnival Corp *	10,508	194
Coupang Inc, Cl A *	121,177	2,975
Deckers Outdoor Corp *	30,090	4,798
DoorDash Inc, Cl A *	3,940	562
DR Horton Inc	6,663	1,271
DraftKings Inc, Cl A *	96,224	3,772
Expedia Group Inc *	7,385	1,093
Gap Inc/The	47,853	1,055
Garmin Ltd	5,713	1,006
General Motors Co	34,529	1,548
H&R Block Inc	20,109	1,278
Hilton Worldwide Holdings Inc	25,834	5,955
Home Depot Inc/The	1,179	478
Lowe's Cos Inc	53,342	14,448
MercadoLibre Inc *	2,842	5,832
MGM Resorts International *	7,480	292
NIKE Inc, Cl B	60,575	5,355
Phinia Inc	5,260	242
PVH Corp	11,143	1,124
SharkNinja Inc	9,782	1,063
Skechers USA Inc, Cl A *	2,894	194
Tesla Inc *	19,769	5,172
Texas Roadhouse Inc, Cl A	3,784	668
TJX Cos Inc/The	171,250	20,129
Williams-Sonoma Inc	16,942	2,625
Wingstop Inc, Cl A	5,699	2,371

		183,778
Consumer Staples — 3.6%
Colgate-Palmolive Co	152,721	15,854
Costco Wholesale Corp	2,272	2,014
Freshpet Inc *	15,197	2,078
Kraft Heinz Co/The	42,998	1,510
Kroger Co/The	26,432	1,514
PepsiCo Inc	107,991	18,364

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Performance Food Group Co *	6,453	$506
Philip Morris International Inc	5,543	673
Procter & Gamble Co/The	15,904	2,755
Target Corp, Cl A	14,977	2,334
Walmart Inc	87,617	7,075

		54,677
Energy — 0.2%
Cameco Corp	43,956	2,099
Ovintiv Inc	4,138	159
PBF Energy Inc, Cl A	5,698	177
SM Energy Co	22,149	885

		3,320
Financials — 7.0%
BlackRock Inc	879	835
Block Inc, Cl A *	28,099	1,886
Capital One Financial Corp	15,146	2,268
CME Group Inc, Cl A	58,884	12,993
Everest Group Ltd	1,645	645
FactSet Research Systems Inc	13,059	6,005
Fidelity National Information Services Inc, Cl B	25,424	2,129
Fiserv Inc, Cl A *	34,676	6,230
JPMorgan Chase & Co	14,870	3,135
Mastercard Inc, Cl A	39,543	19,526
MGIC Investment Corp	30,495	781
Moody's Corp	51,991	24,674
MSCI Inc, Cl A	16,015	9,336
S&P Global Inc	13,317	6,880
Visa Inc, Cl A	27,181	7,473
Wells Fargo & Co	53,124	3,001

		107,797
Health Care — 9.9%
10X Genomics Inc, Cl A *	30,081	679
agilon health Inc *	21,767	86
Alnylam Pharmaceuticals Inc *	3,018	830
Amgen Inc, Cl A	7,585	2,444
Apellis Pharmaceuticals Inc *	30,085	868
Becton Dickinson & Co	24,141	5,820
Boston Scientific Corp *	214,892	18,008
Danaher Corp, Cl A	16,174	4,497
Edwards Lifesciences Corp, Cl A *	4,981	329
Eli Lilly & Co	33,540	29,714
Gilead Sciences Inc	9,775	820
HCA Healthcare Inc	13,542	5,504
Intuitive Surgical Inc *	15,597	7,662
Johnson & Johnson	54,045	8,758
Madrigal Pharmaceuticals Inc *	2,479	526
McKesson Corp	11,748	5,808
Merck & Co Inc	23,790	2,702
Mettler-Toledo International Inc *	5,652	8,476
Natera Inc *	61,566	7,816

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Neurocrine Biosciences Inc *	139	$16
Regeneron Pharmaceuticals Inc *	2,548	2,679
ResMed Inc	9,253	2,259
Sarepta Therapeutics Inc *	2,310	288
Stryker Corp	8,082	2,920
UnitedHealth Group Inc	46,509	27,193
Universal Health Services Inc, Cl B	12,683	2,905
Vaxcyte Inc *	24,940	2,850
Vertex Pharmaceuticals Inc *	1,104	513

		152,970
Industrials — 7.8%
Allison Transmission Holdings Inc	14,986	1,440
Boeing Co/The *	5,157	784
Carrier Global Corp	186,102	14,979
Core & Main Inc, Cl A *	56,514	2,509
Eaton Corp PLC	12,170	4,034
FedEx Corp	319	87
General Electric Co	1,824	344
GFL Environmental Inc	228,460	9,111
Graco Inc	81,505	7,133
HEICO Corp, Cl A	36,225	7,381
Howmet Aerospace Inc	57,228	5,737
Lennox International Inc	5,695	3,441
Lockheed Martin Corp	7,168	4,190
Masco Corp	12,015	1,009
Middleby Corp/The *	11,387	1,584
Northrop Grumman Corp	1,591	840
Otis Worldwide Corp	87,666	9,112
RTX Corp	18,435	2,234
Trane Technologies PLC	29,965	11,648
TransDigm Group Inc	4,955	7,071
TransUnion	11,420	1,196
Vertiv Holdings Co, Cl A	179,481	17,857
WESCO International Inc	1,373	231
Westinghouse Air Brake Technologies Corp	36,187	6,578

		120,530
Information Technology — 39.6%
Adobe Inc *	34,341	17,781
Advanced Micro Devices Inc *	34,720	5,697
Allegro MicroSystems Inc *	5,471	127
Amphenol Corp, Cl A	200,970	13,095
Analog Devices Inc	57,952	13,339
Apple Inc	512,791	119,480
Applied Materials Inc	52,176	10,542
AppLovin Corp, Cl A *	169,377	22,112
Arista Networks Inc *	37,440	14,370
Astera Labs Inc *	118,258	6,196
Atlassian Corp, Cl A *	3,890	618
Broadcom Inc	228,853	39,477
Cadence Design Systems Inc *	12,334	3,343
Cloudflare Inc, Cl A *	35,926	2,906
Crowdstrike Holdings Inc, Cl A *	11,535	3,235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dell Technologies Inc, Cl C	35,351	$4,190
DocuSign Inc, Cl A *	18,409	1,143
DoubleVerify Holdings Inc *	6,817	115
Dropbox Inc, Cl A *	18,231	464
GoDaddy Inc, Cl A *	5,573	874
Hewlett Packard Enterprise Co	100,028	2,047
Intel Corp	21,948	515
Intuit Inc	9,149	5,682
Jabil Inc	13,438	1,610
KLA Corp	6,469	5,010
Kyndryl Holdings Inc *	67,553	1,552
Manhattan Associates Inc *	19,876	5,593
Marvell Technology Inc	65,611	4,732
Micron Technology Inc	55,441	5,750
Microsoft Corp	362,839	156,130
Monolithic Power Systems Inc	7,072	6,538
Motorola Solutions Inc	24,269	10,912
Nutanix Inc, Cl A *	8,175	484
NVIDIA Corp	607,168	73,734
Oracle Corp, Cl B	104,255	17,765
Palantir Technologies Inc, Cl A *	56,303	2,094
Pegasystems Inc	20,421	1,493
Pure Storage Inc, Cl A *	4,231	213
QUALCOMM Inc	10,975	1,866
Salesforce Inc	17,766	4,863
Samsara, Cl A *	12,266	590
ServiceNow Inc *	6,390	5,715
Taiwan Semiconductor Manufacturing Co Ltd ADR	73,516	12,767
TE Connectivity PLC *	2,309	349
UiPath Inc, Cl A *	161,252	2,064
Workday Inc, Cl A *	4,872	1,191

		610,363
Materials — 2.0%
Freeport-McMoRan Inc, Cl B	32,714	1,633
Linde PLC	30,419	14,505
Martin Marietta Materials Inc, Cl A	1,393	750
PPG Industries Inc	981	130
Sherwin-Williams Co/The, Cl A	37,826	14,437

		31,455
Real Estate — 0.7%
Brixmor Property Group Inc ‡	86,665	2,414
Equinix Inc ‡	2,627	2,332
Invitation Homes Inc ‡	51,847	1,828
Lamar Advertising Co, Cl A ‡	12,275	1,640
Ventas Inc ‡	40,466	2,595

		10,809
Utilities — 1.2%
Constellation Energy Corp	19,957	5,189
Dominion Energy Inc	49,818	2,879
NRG Energy Inc	28,719	2,616

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PG&E Corp	13,983	$277
Talen Energy Corp *	1,202	214
Vistra Corp	62,465	7,405

		18,580
Total Common Stock
(Cost $657,295) ($ Thousands)		1,463,551
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 3.0%
U.S. Treasury Bill
5.021%, 11/29/2024 (A)	$46,000	45,646

Total U.S. Treasury Obligation
(Cost $45,626) ($ Thousands)		45,646

	Shares
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	31,080,047	31,080
Total Cash Equivalent
(Cost $31,080) ($ Thousands)		31,080
Total Investments in Securities — 99.9%
(Cost $734,001) ($ Thousands)		$1,540,277

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
NASDAQ 100 Index E-MINI	10	Dec-2024	$3,958	$4,052	$94
S&P 500 Index E-MINI	14	Dec-2024	3,997	4,070	73
			$7,955	$8,122	$167

A list of the open OTC swap agreements held by the Fund at September 30, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate + 0.40%	Asset Returns	Annually	09/15/2025	USD	$60,294	$2,309	$–	$2,309
								$2,309	$–	$2,309

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of September 30, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

6,193	LAM RESEARCH CORP	$4,697	$361	7.8%

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

22,708	ROYAL CARIBBEAN CRUISES LTD	$3,854	$181	6.4%
12,492	EQUIFAX INC	3,799	(136)	6.3
7,690	GOLDMAN SACHS GROUP INC	3,731	92	6.2
20,407	GENERAL ELECTRIC CO	3,703	144	6.1
22,081	SIMON PROPERTY GROUP INC	3,641	129	6.0
21,994	INTERCONTINENTAL EXCHANGE INC	3,561	(25)	5.9
41,083	EDISON INTERNATIONAL	3,543	27	5.9
71,154	SYNCHRONY FINANCIAL	3,368	174	5.6
23,684	PULTEGROUP INC	3,317	80	5.5
19,436	ORACLE CORP	3,289	18	5.5
21,554	TOLL BROTHERS INC	3,234	89	5.4
18,764	ATLASSIAN CORP -A-	3,099	(125)	5.1
24,190	TERADYNE INC	3,096	140	5.1
51,789	NUTANIX INC -A-	3,073	(11)	5.1
6,832	MICROSOFT CORP	2,947	(13)	4.9
17,543	WESCO INTERNATIONAL INC	2,876	72	4.8
3,210	MONOLITHIC POWER SYSTEMS INC	2,842	124	4.7
135,443	INTEL CORP	2,832	340	4.7
20,478	EXPEDIA GROUP INC	2,781	245	4.6
6,871	HCA HEALTHCARE INC	2,769	22	4.6
106,208	DROPBOX INC	2,642	53	4.4
16,449	BOEING CO	2,561	(65)	4.2
139,277	CARNIVAL CORPORATION	2,483	85	4.1
24,280	TRANSUNION	2,457	80	4.1
14,639	TENET HEALTHCARE CORP	2,410	18	4.0
12,607	ALLSTATE CORP	2,402	(5)	4.0
6,150	EVEREST GROUP LTD	2,395	22	4.0
119,867	NORWEGIAN CRUISE LINE HOLDINGS LTD	2,379	74	3.9
47,534	PURE STORAGE INC	2,357	26	3.9
90,138	NEWS CORP	2,352	53	3.9
1,220	FAIR ISAAC CORP	2,312	54	3.8
4,300	NORTHROP GRUMMAN CORP	2,241	33	3.7
7,644	FEDEX CORP	2,237	(139)	3.7
27,886	NIKE INC	2,229	238	3.7
22,104	SKYWORKS SOLUTIONS INC	2,150	29	3.6
123,691	DOUBLEVERIFY HOLDINGS INC	2,114	(35)	3.5
8,688	TRAVELERS COMPANIES INC	2,105	(66)	3.5
96,817	GAP INC	1,985	147	3.3
2,629	UNITED RENTALS INC	1,951	174	3.2
226,707	WARNER BROS. DISCOVERY INC	1,941	(75)	3.2
10,837	PROCTER & GAMBLE CO	1,921	(48)	3.2
11,843	ALPHABET INC	1,872	92	3.1
17,817	POPULAR INC	1,752	42	2.9
21,364	MASCO CORP	1,731	58	2.9
23,718	UBER TECHNOLOGIES INC	1,696	83	2.8
25,000	INCYTE CORP	1,660	(11)	2.8
23,018	PAYPAL HOLDINGS INC	1,636	193	2.7
14,068	DELL TECHNOLOGIES INC	1,627	38	2.7
2,269	NETFLIX INC	1,580	23	2.6
25,490	US FOODS HOLDING CORP	1,555	19	2.6
88,865	HEWLETT PACKARD ENTERPRISE CO	1,531	295	2.5
214,412	ADT INC	1,509	49	2.5
17,739	FIDELITY NATIONAL INFORMATION SERVICES INC	1,508	(19)	2.5
10,947	SAREPTA THERAPEUTICS INC	1,361	3	2.3
7,998	QUALCOMM INC	1,360	(1)	2.3
1,507	BLACKROCK INC	1,349	87	2.2
2,538	S&P GLOBAL INC	1,338	(30)	2.2
4,668	MONGODB INC	1,338	(78)	2.2
66,658	PG&E CORPORATION	1,334	(18)	2.2
48,537	EXELIXIS INC	1,333	(77)	2.2
11,236	NVIDIA CORP	1,317	71	2.2
5,214	RESMED INC	1,313	(40)	2.2

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

5,732	TESLA INC	$1,300	$197	2.2%
16,602	ELASTIC N.V. BEARER	1,271	1	2.1
49,468	MGIC INVESTMENT CORP	1,264	(0)	2.1
6,173	UNIVERSAL DISPLAY CORP	1,256	40	2.1
33,345	INVITATION HOMES INC	1,226	(44)	2.0
16,255	PERFORMANCE FOOD GROUP CO	1,224	48	2.0
9,934	NEUROCRINE BIOSCIENCES INC	1,210	(68)	2.0
1,284	ELI LILLY & CO	1,186	(52)	2.0
92,475	UIPATH INC	1,154	27	1.9
12,711	VERTIV HOLDINGS CO	1,106	157	1.8
4,610	UNIVERSAL HEALTH SERVICES INC	1,083	(29)	1.8
13,387	WALMART INC	1,078	0	1.8
11,652	MEDTRONIC PLC	1,050	5	1.7
45,264	SLM CORP	961	72	1.6
3,627	WORKDAY INC	904	(19)	1.5
6,208	CAPITAL ONE FINANCIAL CORP	875	53	1.5
5,091	PAYCOM SOFTWARE INC	862	(16)	1.4
7,536	CARDINAL HEALTH INC	854	(23)	1.4
5,864	LAMAR ADVERTISING CO	769	21	1.3
17,965	CORE & MAIN INC	742	55	1.2
10,714	DEXCOM INC	739	(22)	1.2
11,422	VENTAS INC	739	(8)	1.2
11,703	DOMINION ENERGY INC	685	(2)	1.1
4,393	TARGET CORP	671	12	1.1
16,555	SM ENERGY CO	659	1	1.1
31,515	LIBERTY GLOBAL LTD	656	27	1.1
23,127	ALKERMES PLC	644	2	1.1
13,250	SAMSARA INC	639	(2)	1.1
5,378	MERCK & CO INC	634	(21)	1.1
12,175	UNITED AIRLINES HOLDINGS INC	625	68	1.0
2,745	VEEVA SYSTEMS INC	585	(10)	1.0
8,567	PEGASYSTEMS INC	578	47	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(7,466)	RH	$(2,463)	$(30)	(4.1)%
(56,638)	FIFTH THIRD BANCORP	(2,400)	(43)	(4.0)
(16,022)	AMERICAN WATER WORKS CO INC	(2,389)	50	(4.0)
(29,950)	CF INDUSTRIES HOLDINGS INC	(2,388)	(178)	(4.0)
(6,428)	POOL CORP	(2,304)	(114)	(3.8)
(208,613)	AMERICAN AIRLINES GROUP INC	(2,255)	(86)	(3.7)
(28,896)	COSTAR GROUP INC	(2,251)	75	(3.7)
(3,624)	TYLER TECHNOLOGIES INC	(2,123)	11	(3.5)
(23,581)	NORTHERN TRUST CORP	(2,116)	(21)	(3.5)
(6,147)	ZEBRA TECHNOLOGIES CORP	(2,113)	(159)	(3.5)
(187,955)	AMCOR PLC	(2,090)	(59)	(3.5)
(14,731)	GENERAC HOLDINGS INC	(2,084)	(253)	(3.5)
(93,794)	ROBINHOOD MARKETS INC	(2,083)	(110)	(3.5)
(38,070)	CIVITAS RESOURCES INC	(2,028)	67	(3.4)
(16,642)	EXPEDITORS INTERNATIONAL OF WASHINGTON	(2,015)	(168)	(3.3)
(23,428)	PRINCIPAL FINANCIAL GROUP INC	(1,925)	(101)	(3.2)
(39,166)	WAYFAIR INC	(1,909)	(288)	(3.2)
(24,865)	AGREE REALTY CORP	(1,907)	31	(3.2)
(5,335)	MEDPACE HOLDINGS INC	(1,903)	125	(3.2)
(8,949)	CHARLES RIVER LABORATORIES INTERNATIONAL INC	(1,823)	69	(3.0)
(21,967)	WESTERN ALLIANCE BANCORP	(1,809)	(88)	(3.0)
(11,480)	HOULIHAN LOKEY INC	(1,800)	(11)	(3.0)
(44,687)	ESSENTIAL UTILITIES INC	(1,764)	43	(2.9)
(12,373)	REPLIGEN CORP	(1,732)	(106)	(2.9)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(185,810)	WALGREENS BOOTS ALLIANCE INC	$(1,676)	$23	(2.8)%
(7,368)	ASPEN TECHNOLOGY INC	(1,666)	(91)	(2.8)
(80,076)	UNITY SOFTWARE INC	(1,626)	(183)	(2.7)
(7,240)	FABRINET BEARER	(1,623)	(91)	(2.7)
(8,854)	PNC FINANCIAL SERVICES GROUP INC	(1,620)	(14)	(2.7)
(47,315)	DUTCH BROS INC	(1,606)	90	(2.7)
(11,841)	CHORD ENERGY CORPORATION	(1,592)	52	(2.6)
(16,458)	PINNACLE FINANCIAL PARTNERS INC	(1,570)	(40)	(2.6)
(7,609)	HEICO CORP	(1,552)	5	(2.6)
(8,683)	JACK HENRY & ASSOCIATES INC	(1,537)	4	(2.5)
(27,013)	FIRST INDUSTRIAL REALTY TRUST INC	(1,531)	11	(2.5)
(14,495)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	(1,526)	(85)	(2.5)
(12,994)	CHART INDUSTRIES INC	(1,524)	(86)	(2.5)
(15,459)	SOUTHSTATE CORPORATION	(1,510)	11	(2.5)
(15,026)	FIVE BELOW INC	(1,486)	189	(2.5)
(5,179)	RBC BEARINGS INC	(1,485)	(62)	(2.5)
(3,260)	KINSALE CAPITAL GROUP INC	(1,479)	(37)	(2.5)
(10,444)	CHURCHILL DOWNS INC	(1,468)	58	(2.4)
(20,218)	MUELLER INDUSTRIES INC	(1,425)	(73)	(2.4)
(8,214)	AUTONATION INC	(1,411)	(57)	(2.3)
(7,122)	SPS COMMERCE INC	(1,377)	(4)	(2.3)
(8,804)	SPX TECHNOLOGIES INC	(1,358)	(43)	(2.3)
(2,526)	ERIE INDEMNITY CO	(1,333)	(28)	(2.2)
(121,843)	CCC INTELLIGENT SOLUTIONS HOLDINGS INC	(1,330)	(15)	(2.2)
(5,888)	FTI CONSULTING INC	(1,318)	(20)	(2.2)
(8,340)	CRANE COMPANY	(1,275)	(43)	(2.1)
(18,318)	TERRENO REALTY CORP	(1,274)	43	(2.1)
(18,389)	WESTERN DIGITAL CORP	(1,254)	(1)	(2.1)
(83,682)	NU HOLDINGS LIMITED -	(1,246)	116	(2.1)
(2,861)	SAIA INC	(1,244)	(5)	(2.1)
(68,386)	THE CHEMOURS CO	(1,234)	(154)	(2.0)
(19,552)	COMMERCE BANCSHARES INC	(1,217)	53	(2.0)
(58,720)	ARES CAPITAL CORP	(1,209)	(24)	(2.0)
(38,333)	BLACKSTONE SECURED LENDING FUND	(1,168)	17	(1.9)
(26,638)	VIPER ENERGY INC	(1,154)	(56)	(1.9)
(7,336)	RLI CORP	(1,117)	(20)	(1.9)
(7,654)	WESTLAKE CORPORATION	(1,093)	(55)	(1.8)
(6,309)	NOVANTA INC	(1,084)	(43)	(1.8)
(4,978)	F5 INC	(1,062)	(36)	(1.8)
(16,769)	REALTY INCOME CORP	(1,051)	(11)	(1.7)
(31,194)	CELSIUS HOLDINGS INC	(1,035)	74	(1.7)
(51,258)	XP INCORPORATION	(997)	115	(1.7)
(6,097)	DIGITAL REALTY TRUST INC	(981)	(12)	(1.6)
(4,821)	WATTS WATER TECHNOLOGIES INC	(958)	(40)	(1.6)
(9,041)	IDACORP INC	(945)	14	(1.6)
(6,472)	SUN COMMUNITIES INC	(944)	65	(1.6)
(8,913)	CONSOLIDATED EDISON INC	(935)	8	(1.5)
(16,226)	CYTOKINETICS INC	(921)	66	(1.5)
(8,008)	VAXCYTE INC	(915)	1	(1.5)
(12,382)	PROSPERITY BANCSHARES INC	(904)	(1)	(1.5)
(74,341)	ROIVANT SCIENCES LIMITED	(895)	39	(1.5)
(4,942)	LANCASTER COLONY CORP	(886)	11	(1.5)
(19,032)	REVOLUTION MEDICINES INC	(848)	(14)	(1.4)
(168,298)	AURORA INNOVATION INC	(821)	(301)	(1.4)
(11,890)	VIKING THERAPEUTICS INC	(798)	46	(1.3)
(4,224)	LANDSTAR SYSTEM INC	(776)	(22)	(1.3)
(3,740)	GLOBANT S.A.	(737)	(3)	(1.2)
(17,647)	NOBLE HOLDING CORPORATION PLC	(626)	(20)	(1.0)
(4,115)	ARES MANAGEMENT CORPORATION	(615)	(38)	(1.0)
(2,741)	CDW CORPORATION	(607)	(12)	(1.0)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Growth Fund (Concluded)

Percentages are based on Net Assets of $1,541,858 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,463,551	–	–	1,463,551
U.S. Treasury Obligation	–	45,646	–	45,646
Cash Equivalent	31,080	–	–	31,080
Total Investments in Securities	1,494,631	45,646	–	1,540,277

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	167	–	–	167
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	2,309	–	2,309
Total Other Financial Instruments	167	2,309	–	2,476

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$12,537	$(12,537)	$—	$—	$—	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	16,819	425,924	(411,663)	—	—	31,080	1,106	—
Totals	$16,819	$438,461	$(424,200)	$–	$—	$31,080	$1,109	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.1%

Communication Services — 8.5%
Alphabet Inc, Cl A	129,210	$21,430
Alphabet Inc, Cl C	108,275	18,103
AT&T Inc	157,651	3,468
Charter Communications Inc, Cl A *	2,072	672
Comcast Corp, Cl A	84,376	3,524
Electronic Arts Inc	5,906	847
Fox Corp, Cl A	5,031	213
Fox Corp, Cl B	3,100	120
Frontier Communications Parent Inc *	5,500	195
GCI Liberty Inc *	2,200	—
IAC Inc *	1,648	89
Interpublic Group of Cos Inc/The	8,300	263
Iridium Communications Inc	2,700	82
Liberty Broadband Corp, Cl A *	400	31
Liberty Broadband Corp, Cl C *	2,408	186
Liberty Global Ltd, Cl A *	3,800	80
Liberty Global PLC *	3,900	84
Liberty Media Corp-Liberty Formula One, Cl A *	500	36
Liberty Media Corp-Liberty Formula One, Cl C *	4,400	341
Liberty Media Corp-Liberty Live, Cl A *	400	20
Liberty Media Corp-Liberty Live, Cl C *	1,009	52
Live Nation Entertainment Inc *	3,490	382
Madison Square Garden Sports Corp *	396	83
Match Group Inc *	5,899	223
Meta Platforms Inc, Cl A	48,124	27,548
Netflix Inc *	9,379	6,652
New York Times Co/The, Cl A	3,612	201
News Corp, Cl A	8,600	229
News Corp, Cl B	2,800	78
Nexstar Media Group Inc, Cl A	700	116
Omnicom Group Inc	4,326	447
Paramount Global, Cl A	200	4
Paramount Global, Cl B	12,953	138
Pinterest Inc, Cl A *	13,376	433
Playtika Holding Corp	1,600	13
ROBLOX Corp, Cl A *	10,700	474
Roku Inc, Cl A *	2,845	212
Sirius XM Holdings Inc	5,704	135
Spotify Technology SA *	3,160	1,165
Take-Two Interactive Software Inc, Cl A *	3,704	569
TKO Group Holdings Inc, Cl A *	1,400	173
T-Mobile US Inc	10,614	2,190
Trade Desk Inc/The, Cl A *	9,651	1,058
TripAdvisor Inc *	2,600	38
Trump Media & Technology Group Corp *	1,306	21
Verizon Communications Inc	92,729	4,164
Walt Disney Co/The	40,394	3,886
Warner Bros Discovery Inc *	50,220	414

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	6,800	$70

		100,952
Consumer Discretionary — 10.2%
ADT Inc	5,828	42
Advance Auto Parts Inc	1,417	55
Airbnb Inc, Cl A *	9,600	1,217
Amazon.com Inc, Cl A *	204,292	38,066
Amer Sports Inc *	1,145	18
Aptiv PLC *	6,103	440
Aramark	5,991	232
AutoNation Inc *	594	106
AutoZone Inc *	378	1,191
Bath & Body Works Inc	5,200	166
Best Buy Co Inc	4,680	483
Birkenstock Holding PLC *	550	27
Booking Holdings Inc	756	3,184
BorgWarner Inc	5,300	192
Boyd Gaming Corp	1,600	103
Bright Horizons Family Solutions Inc *	1,300	182
Brunswick Corp/DE	1,600	134
Burlington Stores Inc *	1,353	357
Caesars Entertainment Inc *	4,700	196
Capri Holdings Ltd *	2,500	106
CarMax Inc *	3,600	279
Carnival Corp *	21,827	403
Carter's Inc	800	52
Carvana Co, Cl A *	2,400	418
Cava Group Inc *	1,700	211
Chipotle Mexican Grill Inc, Cl A *	29,750	1,714
Choice Hotels International Inc	628	82
Churchill Downs Inc	1,522	206
Columbia Sportswear Co	800	67
Coupang Inc, Cl A *	24,900	611
Crocs Inc *	1,350	196
Darden Restaurants Inc	2,599	427
Deckers Outdoor Corp *	3,406	543
Dick's Sporting Goods Inc	1,192	249
Dillard's Inc, Cl A	70	27
Domino's Pizza Inc	799	344
DoorDash Inc, Cl A *	7,564	1,080
DR Horton Inc	6,538	1,247
DraftKings Inc, Cl A *	9,500	372
Duolingo Inc, Cl A *	800	226
Dutch Bros Inc, Cl A *	2,100	67
eBay Inc	11,056	720
Etsy Inc *	2,654	147
Expedia Group Inc *	2,824	418
Five Below Inc *	1,233	109
Floor & Decor Holdings Inc, Cl A *	2,400	298
Ford Motor Co	86,085	909
GameStop Corp, Cl A *	6,300	144
Gap Inc/The	4,600	101
Garmin Ltd	3,457	609

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Motors Co	24,549	$1,101
Gentex Corp	5,335	158
Genuine Parts Co	3,076	430
Grand Canyon Education Inc *	700	99
H&R Block Inc	3,100	197
Harley-Davidson Inc, Cl A	2,600	100
Hasbro Inc	2,902	210
Hilton Worldwide Holdings Inc	5,434	1,253
Home Depot Inc/The	21,796	8,832
Hyatt Hotels Corp, Cl A	994	151
Kohl's Corp	2,625	55
Las Vegas Sands Corp	7,946	400
Lear Corp	1,294	141
Leggett & Platt Inc	3,200	44
Lennar Corp, Cl A	5,189	973
Lennar Corp, Cl B	250	43
Light & Wonder Inc, Cl A *	2,000	181
Lithia Motors Inc, Cl A	630	200
LKQ Corp	5,688	227
Lowe's Cos Inc	12,514	3,389
Lucid Group Inc *	17,500	62
Lululemon Athletica Inc *	2,698	732
Macy's Inc	6,400	100
Marriott International Inc/MD, Cl A	5,055	1,257
Marriott Vacations Worldwide Corp	800	59
Mattel Inc *	7,900	151
McDonald's Corp	15,861	4,830
MGM Resorts International *	5,453	213
Mohawk Industries Inc *	1,132	182
Murphy USA Inc	445	219
Newell Brands Inc, Cl B	8,970	69
NIKE Inc, Cl B	26,244	2,320
Nordstrom Inc	2,500	56
Norwegian Cruise Line Holdings Ltd *	9,563	196
NVR Inc *	64	628
Ollie's Bargain Outlet Holdings Inc *	1,361	132
O'Reilly Automotive Inc *	1,250	1,440
Penn Entertainment Inc *	3,300	62
Penske Automotive Group Inc, Cl A	400	65
Planet Fitness Inc, Cl A *	2,000	162
Polaris Inc	1,231	102
Pool Corp	769	290
PulteGroup Inc	4,500	646
PVH Corp	1,149	116
QuantumScape Corp, Cl A *	6,600	38
Ralph Lauren Corp, Cl A	884	171
RH *	353	118
Rivian Automotive Inc, Cl A *	18,600	209
Ross Stores Inc	6,994	1,053
Royal Caribbean Cruises Ltd	5,223	926
Service Corp International/US	3,200	253
SharkNinja Inc	1,500	163
Skechers USA Inc, Cl A *	3,053	204

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	24,901	$2,428
Tapestry Inc	5,208	245
Tempur Sealy International Inc	3,750	205
Tesla Inc *	61,123	15,992
Texas Roadhouse Inc, Cl A	1,500	265
Thor Industries Inc	1,200	132
TJX Cos Inc/The	24,759	2,910
Toll Brothers Inc	2,250	348
TopBuild Corp *	708	288
Tractor Supply Co	2,351	684
Travel + Leisure Co	1,563	72
Ulta Beauty Inc *	1,080	420
Under Armour Inc, Cl A *	4,200	37
Under Armour Inc, Cl C *	4,500	38
Vail Resorts Inc	870	152
Valvoline Inc *	2,900	121
VF Corp	7,764	155
Wayfair Inc, Cl A *	1,823	102
Wendy's Co/The	3,700	65
Whirlpool Corp	1,238	132
Williams-Sonoma Inc	2,800	434
Wingstop Inc, Cl A	650	270
Wyndham Hotels & Resorts Inc	1,663	130
Wynn Resorts Ltd	2,315	222
YETI Holdings Inc *	1,900	78
Yum! Brands Inc	5,959	833

		120,939
Consumer Staples — 5.6%
Albertsons Cos Inc, Cl A	9,400	174
Altria Group Inc	37,300	1,904
Archer-Daniels-Midland Co	10,488	627
BellRing Brands Inc *	3,000	182
BJ's Wholesale Club Holdings Inc *	3,000	247
Boston Beer Co Inc/The, Cl A *	190	55
Brown-Forman Corp, Cl A	1,040	50
Brown-Forman Corp, Cl B	2,722	134
Bunge Global SA	3,100	300
Campbell Soup Co	4,300	210
Casey's General Stores Inc	852	320
Celsius Holdings Inc *	3,300	104
Church & Dwight Co Inc	5,310	556
Clorox Co/The	2,771	451
Coca-Cola Co/The	85,294	6,129
Coca-Cola Consolidated Inc	100	132
Colgate-Palmolive Co	17,679	1,835
Conagra Brands Inc	10,849	353
Constellation Brands Inc, Cl A	3,536	911
Costco Wholesale Corp	9,760	8,652
Coty Inc, Cl A *	8,539	80
Darling Ingredients Inc *	3,623	135
Dollar General Corp	4,945	418
Dollar Tree Inc *	4,456	313
elf Beauty Inc *	1,200	131

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Estee Lauder Cos Inc/The, Cl A	5,180	$516
Flowers Foods Inc	4,150	96
Freshpet Inc *	1,000	137
General Mills Inc	12,261	906
Grocery Outlet Holding Corp *	2,300	40
Hershey Co/The	3,192	612
Hormel Foods Corp	6,537	207
Ingredion Inc	1,510	208
J M Smucker Co/The	2,354	285
Kellanova	5,885	475
Kenvue Inc	42,604	985
Keurig Dr Pepper Inc	23,585	884
Kimberly-Clark Corp	7,140	1,016
Kraft Heinz Co/The	19,749	693
Kroger Co/The	14,588	836
Lamb Weston Holdings Inc	3,300	214
Maplebear Inc *	3,900	159
McCormick & Co Inc/MD	5,482	451
Molson Coors Beverage Co, Cl B	3,995	230
Mondelez International Inc, Cl A	29,146	2,147
Monster Beverage Corp *	15,678	818
PepsiCo Inc	30,180	5,132
Performance Food Group Co *	3,500	274
Philip Morris International Inc	34,213	4,153
Pilgrim's Pride Corp *	900	41
Post Holdings Inc *	1,107	128
Procter & Gamble Co/The	51,857	8,982
Reynolds Consumer Products Inc	1,200	37
Seaboard Corp	6	19
Spectrum Brands Holdings Inc	657	63
Sysco Corp, Cl A	10,963	856
Target Corp, Cl A	10,143	1,581
Tyson Foods Inc, Cl A	6,308	376
US Foods Holding Corp *	5,097	314
Walgreens Boots Alliance Inc	16,341	146
Walmart Inc	95,413	7,705

		66,125
Energy — 3.3%
Antero Midstream Corp	7,550	114
Antero Resources Corp *	6,400	183
APA Corp	8,200	201
Baker Hughes Co, Cl A	22,202	803
Cheniere Energy Inc	5,023	903
Chevron Corp	37,849	5,574
Chord Energy Corp	1,400	182
Civitas Resources Inc	2,300	117
ConocoPhillips	25,704	2,706
Coterra Energy Inc	16,514	395
Devon Energy Corp	14,061	550
Diamondback Energy Inc, Cl A	3,929	677
DT Midstream Inc	2,156	170
EOG Resources Inc	12,482	1,534
EQT Corp	13,067	479

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Expand Energy Corp	2,800	$230
Exxon Mobil Corp	98,656	11,564
Halliburton Co	19,745	574
Hess Corp	6,199	842
HF Sinclair Corp	3,700	165
Kinder Morgan Inc	42,534	940
Marathon Oil Corp	12,192	325
Marathon Petroleum Corp	7,750	1,263
Matador Resources Co	2,700	133
New Fortress Energy Inc, Cl A	1,500	14
NOV Inc	8,800	141
Occidental Petroleum Corp	14,223	733
ONEOK Inc	12,761	1,163
Ovintiv Inc	5,800	222
Permian Resources Corp, Cl A	14,200	193
Phillips 66	9,162	1,204
Range Resources Corp	5,250	161
Schlumberger NV, Cl A	30,825	1,293
Southwestern Energy Co *	24,800	176
Targa Resources Corp	4,900	725
TechnipFMC PLC	9,800	257
Texas Pacific Land Corp	397	351
Valero Energy Corp	6,974	942
Viper Energy Inc, Cl A	2,100	95
Weatherford International PLC	1,600	136
Williams Cos Inc/The	26,673	1,218

		39,648
Financials — 13.2%
Affiliated Managers Group Inc	671	119
Affirm Holdings Inc, Cl A *	5,200	212
Aflac Inc	12,246	1,369
AGNC Investment Corp ‡	16,228	170
Allstate Corp/The	5,780	1,096
Ally Financial Inc	6,158	219
American Express Co	12,364	3,353
American Financial Group Inc/OH	1,643	221
American International Group Inc	14,203	1,040
Ameriprise Financial Inc	2,174	1,021
Annaly Capital Management Inc ‡	11,193	225
Aon PLC, Cl A	4,297	1,487
Apollo Global Management Inc	11,447	1,430
Arch Capital Group Ltd *	7,889	883
Ares Management Corp, Cl A	3,800	592
Arthur J Gallagher & Co	4,655	1,310
Assurant Inc	1,200	239
Assured Guaranty Ltd	1,214	97
Axis Capital Holdings Ltd	1,823	145
Bank of America Corp	149,202	5,920
Bank of New York Mellon Corp/The	16,185	1,163
Bank OZK	2,400	103
Berkshire Hathaway Inc, Cl B *	40,270	18,535
BlackRock Inc	3,251	3,087
Blackstone Inc, Cl A	15,549	2,381

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Block Inc, Cl A *	12,353	$829
Blue Owl Capital Inc, Cl A	10,300	199
BOK Financial Corp	500	52
Brighthouse Financial Inc *	1,500	68
Brown & Brown Inc	5,200	539
Capital One Financial Corp	8,313	1,245
Carlyle Group Inc/The	4,800	207
Cboe Global Markets Inc	2,300	471
Charles Schwab Corp/The	32,727	2,121
Chubb Ltd	8,810	2,541
Cincinnati Financial Corp	3,400	463
Citigroup Inc	41,980	2,628
Citizens Financial Group Inc	10,159	417
CME Group Inc, Cl A	7,933	1,750
CNA Financial Corp	552	27
Coinbase Global Inc, Cl A *	4,400	784
Columbia Banking System Inc	4,966	130
Comerica Inc	3,053	183
Commerce Bancshares Inc/MO	2,665	158
Corebridge Financial Inc	5,000	146
Corpay Inc *	1,511	473
Credit Acceptance Corp, Cl A *	136	60
Cullen/Frost Bankers Inc	1,314	147
Discover Financial Services	5,571	782
East West Bancorp Inc	3,100	256
Equitable Holdings Inc	7,300	307
Euronet Worldwide Inc *	1,000	99
Evercore Inc, Cl A	783	198
Everest Group Ltd	966	379
FactSet Research Systems Inc	785	361
Fidelity National Financial Inc	5,710	354
Fidelity National Information Services Inc, Cl B	12,319	1,032
Fifth Third Bancorp	15,200	651
First American Financial Corp	2,250	149
First Citizens BancShares Inc/NC, Cl A	259	477
First Hawaiian Inc	3,000	69
First Horizon Corp	12,500	194
Fiserv Inc, Cl A *	12,578	2,260
FNB Corp/PA	7,950	112
Franklin Resources Inc	6,300	127
Global Payments Inc	5,677	581
Globe Life Inc	1,501	159
Goldman Sachs Group Inc/The	6,940	3,436
Hanover Insurance Group Inc/The, Cl A	826	122
Hartford Financial Services Group Inc/The	6,459	760
Houlihan Lokey Inc, Cl A	1,150	182
Huntington Bancshares Inc/OH	28,438	418
Interactive Brokers Group Inc, Cl A	2,321	323
Intercontinental Exchange Inc	12,512	2,010
Invesco Ltd	8,162	143
Jack Henry & Associates Inc	1,644	290
Janus Henderson Group PLC	2,950	112

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jefferies Financial Group Inc	3,800	$234
JPMorgan Chase & Co	63,036	13,292
Kemper Corp, Cl A	1,455	89
KeyCorp	20,488	343
Kinsale Capital Group Inc	500	233
KKR & Co Inc	14,800	1,933
Lazard Inc, Cl A	2,600	131
Lincoln National Corp	3,777	119
Loews Corp	3,989	315
LPL Financial Holdings Inc	1,592	370
M&T Bank Corp	3,677	655
Markel Group Inc *	280	439
MarketAxess Holdings Inc	825	211
Marsh & McLennan Cos Inc	10,839	2,418
Mastercard Inc, Cl A	18,136	8,956
MetLife Inc	12,915	1,065
MGIC Investment Corp	5,900	151
Moody's Corp	3,503	1,662
Morgan Stanley	25,462	2,654
Morningstar Inc, Cl A	600	191
MSCI Inc, Cl A	1,734	1,011
Nasdaq Inc, Cl A	9,133	667
Northern Trust Corp	4,450	401
NU Holdings Ltd, Cl A *	69,800	953
Old Republic International Corp	5,600	198
OneMain Holdings Inc, Cl A	2,481	117
PayPal Holdings Inc *	22,420	1,749
Pinnacle Financial Partners Inc	1,700	167
PNC Financial Services Group Inc/The	8,556	1,582
Popular Inc	1,600	160
Primerica Inc	781	207
Principal Financial Group Inc, Cl A	5,034	432
Progressive Corp/The	12,857	3,263
Prosperity Bancshares Inc	2,000	144
Prudential Financial Inc	7,862	952
Raymond James Financial Inc	4,205	515
Regions Financial Corp	20,362	475
Reinsurance Group of America Inc, Cl A	1,424	310
RenaissanceRe Holdings Ltd	1,075	293
Rithm Capital Corp ‡	10,840	123
RLI Corp	900	139
Robinhood Markets Inc, Cl A *	14,400	337
Rocket Cos Inc, Cl A *	2,800	54
Ryan Specialty Holdings Inc, Cl A	2,200	146
S&P Global Inc	6,894	3,562
SEI Investments Co †	2,300	159
Shift4 Payments Inc, Cl A *	1,200	106
SLM Corp	4,940	113
SoFi Technologies Inc *	21,100	166
Starwood Property Trust Inc ‡	6,600	135
State Street Corp	6,709	594
Stifel Financial Corp	2,200	207
Synchrony Financial	8,618	430

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Synovus Financial Corp	3,400	$151
T Rowe Price Group Inc	4,771	520
TFS Financial Corp	1,417	18
Toast Inc, Cl A *	10,050	285
TPG Inc, Cl A	1,500	86
Tradeweb Markets Inc, Cl A	2,600	322
Travelers Cos Inc/The	5,070	1,187
Truist Financial Corp	29,327	1,254
Unum Group	4,025	239
US Bancorp	33,780	1,545
UWM Holdings Corp	2,800	24
Virtu Financial Inc, Cl A	1,900	58
Visa Inc, Cl A	34,619	9,518
Voya Financial Inc	2,200	174
W R Berkley Corp	6,425	364
Webster Financial Corp	3,868	180
Wells Fargo & Co	77,015	4,351
Western Alliance Bancorp	2,400	208
Western Union Co/The	8,200	98
WEX Inc *	895	188
White Mountains Insurance Group Ltd	60	102
Willis Towers Watson PLC	2,204	649
Wintrust Financial Corp	1,400	152
XP Inc, Cl A	7,300	131
Zions Bancorp NA	3,300	156

		155,686
Health Care — 11.3%
10X Genomics Inc, Cl A *	2,198	50
Abbott Laboratories	37,983	4,330
AbbVie Inc	38,935	7,689
Acadia Healthcare Co Inc, Cl A *	2,000	127
Agilent Technologies Inc	6,454	958
Align Technology Inc *	1,651	420
Alnylam Pharmaceuticals Inc *	2,727	750
Amedisys Inc *	700	68
Amgen Inc, Cl A	11,830	3,812
Apellis Pharmaceuticals Inc *	2,400	69
Avantor Inc *	15,320	396
Azenta Inc *	1,200	58
Baxter International Inc	11,165	424
Becton Dickinson & Co	6,359	1,533
Biogen Inc *	3,259	632
BioMarin Pharmaceutical Inc *	4,267	300
Bio-Rad Laboratories Inc, Cl A *	456	153
Bio-Techne Corp	3,496	279
Boston Scientific Corp *	32,288	2,706
Bristol-Myers Squibb Co	44,186	2,286
Bruker Corp	2,300	159
Cardinal Health Inc	5,400	597
Catalent Inc *	4,023	244
Cencora Inc, Cl A	3,695	832
Centene Corp *	11,481	864
Certara Inc *	2,600	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles River Laboratories International Inc *	1,161	$229
Chemed Corp	336	202
Cigna Group/The	6,100	2,113
Cooper Cos Inc/The *	4,248	469
CVS Health Corp	27,258	1,714
Danaher Corp, Cl A	14,134	3,930
DaVita Inc *	1,100	180
DENTSPLY SIRONA Inc	4,700	127
Dexcom Inc *	8,772	588
Doximity Inc, Cl A *	2,500	109
Edwards Lifesciences Corp, Cl A *	13,147	868
Elanco Animal Health Inc *	11,077	163
Elevance Health Inc	5,082	2,643
Eli Lilly & Co	17,618	15,608
Encompass Health Corp	2,200	213
Enovis Corp *	1,266	55
Envista Holdings Corp *	3,800	75
Exact Sciences Corp *	4,100	279
Exelixis Inc *	6,300	163
Fortrea Holdings Inc *	2,001	40
GE HealthCare Technologies Inc	9,504	892
Gilead Sciences Inc	27,444	2,301
Globus Medical Inc, Cl A *	2,450	175
GRAIL Inc *	604	8
HCA Healthcare Inc	4,104	1,668
Henry Schein Inc *	2,947	215
Hologic Inc *	5,100	415
Humana Inc	2,654	841
IDEXX Laboratories Inc *	1,766	892
Illumina Inc *	3,528	460
Incyte Corp *	3,443	228
Inspire Medical Systems Inc *	650	137
Insulet Corp *	1,569	365
Intra-Cellular Therapies Inc, Cl A *	2,300	168
Intuitive Surgical Inc *	7,733	3,799
Ionis Pharmaceuticals Inc *	3,200	128
IQVIA Holdings Inc *	4,005	949
Jazz Pharmaceuticals PLC *	1,380	154
Johnson & Johnson	53,006	8,590
Labcorp Holdings Inc	1,901	425
Masimo Corp *	1,000	133
McKesson Corp	2,842	1,405
Medpace Holdings Inc *	500	167
Medtronic PLC	28,153	2,535
Merck & Co Inc	55,772	6,333
Mettler-Toledo International Inc *	470	705
Moderna Inc *	7,231	483
Molina Healthcare Inc *	1,295	446
Natera Inc *	2,500	317
Neurocrine Biosciences Inc *	2,184	252
Organon & Co	5,770	110
Penumbra Inc *	800	155

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Perrigo Co PLC	3,193	$84
Pfizer Inc	124,325	3,598
Premier Inc, Cl A	2,800	56
QIAGEN NV	5,035	229
Quest Diagnostics Inc	2,441	379
QuidelOrtho Corp *	1,300	59
R1 RCM Inc *	3,300	47
Regeneron Pharmaceuticals Inc *	2,249	2,364
Repligen Corp *	1,250	186
ResMed Inc	3,195	780
Revvity Inc	2,741	350
Roivant Sciences Ltd *	7,600	88
Royalty Pharma PLC, Cl A	8,400	238
Sarepta Therapeutics Inc *	2,000	250
Solventum Corp *	3,188	222
Sotera Health Co *	3,000	50
STERIS PLC	2,140	519
Stryker Corp	7,948	2,871
Teleflex Inc	1,039	257
Tenet Healthcare Corp *	2,100	349
Thermo Fisher Scientific Inc	8,347	5,163
Ultragenyx Pharmaceutical Inc *	1,700	94
United Therapeutics Corp *	922	330
UnitedHealth Group Inc	20,185	11,802
Universal Health Services Inc, Cl B	1,225	281
Veeva Systems Inc, Cl A *	3,268	686
Vertex Pharmaceuticals Inc *	5,646	2,626
Viatris Inc, Cl W	26,330	306
Viking Therapeutics Inc *	2,400	152
Waters Corp *	1,299	468
West Pharmaceutical Services Inc	1,578	474
Zimmer Biomet Holdings Inc	4,522	488
Zoetis Inc, Cl A	10,025	1,959

		133,190
Industrials — 9.3%
3M Co	12,152	1,661
A O Smith Corp	2,700	243
AAON Inc	1,500	162
Acuity Brands Inc	719	198
Advanced Drainage Systems Inc	1,500	236
AECOM	3,000	310
AGCO Corp	1,400	137
Air Lease Corp, Cl A	2,300	104
Alaska Air Group Inc *	2,800	127
Allegion plc	1,950	284
Allison Transmission Holdings Inc	2,000	192
Amentum Holdings Inc *	2,745	89
American Airlines Group Inc *	14,672	165
AMETEK Inc	5,083	873
API Group Corp *	5,200	172
Armstrong World Industries Inc	1,000	131
Automatic Data Processing Inc	8,974	2,483
Avis Budget Group Inc	400	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Axon Enterprise Inc *	1,593	$637
AZEK Co Inc/The, Cl A *	3,300	154
Boeing Co/The *	12,738	1,937
Booz Allen Hamilton Holding Corp, Cl A	2,840	462
Broadridge Financial Solutions Inc	2,625	565
Builders FirstSource Inc *	2,650	514
BWX Technologies Inc	2,100	228
CACI International Inc, Cl A *	492	248
Carlisle Cos Inc	974	438
Carrier Global Corp	18,452	1,485
Caterpillar Inc, Cl A	10,767	4,211
CH Robinson Worldwide Inc	2,555	282
Cintas Corp	7,404	1,524
Clarivate PLC *	8,800	63
Clean Harbors Inc *	1,100	266
CNH Industrial NV	19,400	215
Comfort Systems USA Inc	800	312
Concentrix Corp	1,000	51
Copart Inc *	19,156	1,004
Core & Main Inc, Cl A *	3,700	164
Crane Co	1,100	174
CSX Corp	41,850	1,445
Cummins Inc	2,968	961
Curtiss-Wright Corp	850	279
Dayforce Inc *	3,355	206
Deere & Co	5,562	2,321
Delta Air Lines Inc, Cl A	14,321	727
Donaldson Co Inc, Cl A	2,700	199
Dover Corp	3,051	585
Dun & Bradstreet Holdings Inc	6,000	69
Eaton Corp PLC	8,811	2,920
EMCOR Group Inc	1,050	452
Emerson Electric Co	12,546	1,372
Equifax Inc	2,679	787
Esab Corp	1,266	135
Expeditors International of Washington Inc	3,100	407
Fastenal Co, Cl A	12,587	899
FedEx Corp	4,960	1,358
Ferguson Enterprises Inc	4,500	894
Flowserve Corp	2,900	150
Fortive Corp	7,859	620
Fortune Brands Innovations Inc	2,661	238
FTI Consulting Inc *	752	171
Gates Industrial Corp PLC *	3,800	67
GE Vernova Inc *	5,978	1,524
Generac Holdings Inc *	1,350	215
General Dynamics Corp	5,955	1,800
General Electric Co	23,914	4,510
Genpact Ltd	3,950	155
Graco Inc	3,800	333
GXO Logistics Inc *	2,633	137
Hayward Holdings Inc *	3,300	51
HEICO Corp	1,000	262

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HEICO Corp, Cl A	1,800	$367
Hexcel Corp, Cl A	1,900	118
Honeywell International Inc	14,201	2,936
Howmet Aerospace Inc	9,000	902
Hubbell Inc, Cl B	1,205	516
Huntington Ingalls Industries Inc, Cl A	877	232
IDEX Corp	1,703	365
Illinois Tool Works Inc	6,389	1,674
Ingersoll Rand Inc	8,949	878
ITT Inc	1,848	276
Jacobs Solutions Inc	2,745	359
JB Hunt Transport Services Inc	1,860	321
Johnson Controls International PLC	14,626	1,135
KBR Inc	3,000	195
Kirby Corp *	1,300	159
Knight-Swift Transportation Holdings Inc, Cl A	3,527	190
L3Harris Technologies Inc	4,197	998
Landstar System Inc	792	150
Leidos Holdings Inc	3,000	489
Lennox International Inc	631	381
Lincoln Electric Holdings Inc	1,242	239
Loar Holdings Inc *	235	18
Lockheed Martin Corp	4,688	2,740
Lyft Inc, Cl A *	7,700	98
ManpowerGroup Inc	1,088	80
Masco Corp	4,900	411
MasTec Inc *	1,400	172
MDU Resources Group Inc	4,500	123
Middleby Corp/The *	1,239	172
MSA Safety Inc	858	152
MSC Industrial Direct Co Inc, Cl A	1,079	93
Nordson Corp	1,293	340
Norfolk Southern Corp	4,958	1,232
Northrop Grumman Corp	3,011	1,590
nVent Electric PLC	3,700	260
Old Dominion Freight Line Inc, Cl A	4,366	867
Oshkosh Corp	1,500	150
Otis Worldwide Corp	8,826	917
Owens Corning	1,960	346
PACCAR Inc	11,282	1,113
Parker-Hannifin Corp, Cl A	2,801	1,770
Parsons Corp *	1,000	104
Paychex Inc	7,090	951
Paycom Software Inc	1,166	194
Paycor HCM Inc *	1,600	23
Paylocity Holding Corp *	935	154
Pentair PLC	3,700	362
Quanta Services Inc	3,150	939
RB Global Inc	3,990	321
RBC Bearings Inc *	600	180
Regal Rexnord Corp	1,500	249
Republic Services Inc	4,488	901

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robert Half Inc	2,300	$155
Rockwell Automation Inc	2,499	671
Rollins Inc	5,800	293
RTX Corp	29,247	3,544
Ryder System Inc	1,000	146
Saia Inc *	600	262
Schneider National Inc, Cl B	1,100	31
Science Applications International Corp	1,200	167
Sensata Technologies Holding PLC	3,400	122
Simpson Manufacturing Co Inc	900	172
SiteOne Landscape Supply Inc *	1,002	151
Snap-on Inc	1,179	342
Southwest Airlines Co, Cl A	13,044	387
Spirit AeroSystems Holdings Inc, Cl A *	2,700	88
SS&C Technologies Holdings Inc	4,700	349
Stanley Black & Decker Inc	3,457	381
Stericycle Inc, Cl A *	2,050	125
Tetra Tech Inc	6,000	283
Textron Inc	4,238	375
Timken Co/The	1,400	118
Toro Co/The	2,400	208
Trane Technologies PLC	4,970	1,932
TransDigm Group Inc	1,213	1,731
TransUnion	4,200	440
Trex Co Inc *	2,500	166
Uber Technologies Inc *	44,129	3,317
U-Haul Holding Co *	200	16
U-Haul Holding Co, Cl B	2,333	168
Union Pacific Corp	13,436	3,312
United Airlines Holdings Inc *	7,173	409
United Parcel Service Inc, Cl B	16,120	2,198
United Rentals Inc	1,443	1,168
Valmont Industries Inc	459	133
Veralto Corp	5,511	617
Verisk Analytics Inc, Cl A	3,149	844
Vertiv Holdings Co, Cl A	7,800	776
Vestis Corp	2,945	44
Waste Management Inc	8,850	1,837
Watsco Inc	776	382
WESCO International Inc	1,000	168
Westinghouse Air Brake Technologies Corp	3,866	703
WillScot Holdings Inc, Cl A *	4,300	162
Woodward Inc	1,342	230
WW Grainger Inc	911	946
XPO Inc *	2,533	272
Xylem Inc/NY	5,388	728

		109,756
Information Technology — 29.2%
Accenture PLC, Cl A	13,829	4,888
Adobe Inc *	9,744	5,045
Advanced Micro Devices Inc *	35,373	5,804
Akamai Technologies Inc *	3,400	343
Allegro MicroSystems Inc *	1,800	42

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amdocs Ltd	2,600	$227
Amkor Technology Inc	2,600	80
Amphenol Corp, Cl A	25,364	1,653
Analog Devices Inc	10,887	2,506
ANSYS Inc *	1,875	597
Appfolio Inc, Cl A *	500	118
Apple Inc	319,577	74,461
Applied Materials Inc	18,347	3,707
AppLovin Corp, Cl A *	5,700	744
Arista Networks Inc *	5,592	2,146
Arrow Electronics Inc, Cl A *	1,231	164
Aspen Technology Inc *	631	151
Astera Labs Inc *	499	26
Atlassian Corp, Cl A *	3,443	547
Autodesk Inc, Cl A *	4,682	1,290
Avnet Inc	2,100	114
Bentley Systems Inc, Cl B	3,200	163
BILL Holdings Inc *	2,291	121
Broadcom Inc	100,000	17,250
Cadence Design Systems Inc *	5,937	1,609
CCC Intelligent Solutions Holdings Inc *	7,800	86
CDW Corp/DE	2,945	666
Ciena Corp *	3,300	203
Cirrus Logic Inc *	1,200	149
Cisco Systems Inc	89,131	4,744
Cloudflare Inc, Cl A *	6,700	542
Cognex Corp	3,900	158
Cognizant Technology Solutions Corp, Cl A	10,861	838
Coherent Corp *	2,885	257
Confluent Inc, Cl A *	4,200	86
Corning Inc, Cl B	17,114	773
Crane NXT Co	1,100	62
Crowdstrike Holdings Inc, Cl A *	4,836	1,356
Datadog Inc, Cl A *	6,500	748
Dell Technologies Inc, Cl C	6,000	711
DocuSign Inc, Cl A *	4,620	287
Dolby Laboratories Inc, Cl A	1,353	104
DoubleVerify Holdings Inc *	3,300	56
Dropbox Inc, Cl A *	5,200	132
DXC Technology Co *	3,981	83
Dynatrace Inc *	5,800	310
Elastic NV *	1,800	138
Enphase Energy Inc *	2,940	332
Entegris Inc	3,400	383
EPAM Systems Inc *	1,242	247
F5 Inc, Cl A *	1,331	293
Fair Isaac Corp *	555	1,079
First Solar Inc *	2,300	574
Five9 Inc *	1,700	49
Fortinet Inc *	13,885	1,077
Gartner Inc *	1,607	814
Gen Digital Inc	11,901	326
Gitlab Inc, Cl A *	2,100	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GLOBALFOUNDRIES Inc *	1,900	$76
Globant SA *	953	189
GoDaddy Inc, Cl A *	3,125	490
Guidewire Software Inc, Cl Z *	1,782	326
HashiCorp Inc, Cl A *	2,150	73
Hewlett Packard Enterprise Co	28,907	591
HP Inc	21,801	782
HubSpot Inc *	1,071	569
Informatica Inc, Cl A *	900	23
Intel Corp	93,626	2,196
International Business Machines Corp	20,137	4,452
Intuit Inc	5,999	3,725
IPG Photonics Corp *	672	50
Jabil Inc	2,400	288
Juniper Networks Inc	7,200	281
Keysight Technologies Inc *	3,832	609
KLA Corp	2,970	2,300
Kyndryl Holdings Inc *	5,177	119
Lam Research Corp	2,864	2,337
Lattice Semiconductor Corp *	3,100	165
Littelfuse Inc	500	133
Lumentum Holdings Inc *	1,600	101
MACOM Technology Solutions Holdings Inc *	1,300	145
Manhattan Associates Inc *	1,305	367
Marvell Technology Inc	18,759	1,353
Microchip Technology Inc	11,650	935
Micron Technology Inc	24,123	2,502
Microsoft Corp	163,475	70,342
MicroStrategy Inc, Cl A *	3,450	582
MKS Instruments Inc	1,500	163
MongoDB Inc, Cl A *	1,514	409
Monolithic Power Systems Inc	1,034	956
Motorola Solutions Inc	3,664	1,647
nCino inc *	1,600	51
NetApp Inc	4,600	568
Nutanix Inc, Cl A *	5,259	312
NVIDIA Corp	514,570	62,489
Okta Inc, Cl A *	3,516	261
ON Semiconductor Corp *	9,557	694
Onto Innovation Inc *	1,100	228
Oracle Corp, Cl B	34,493	5,878
Palantir Technologies Inc, Cl A *	44,120	1,641
Palo Alto Networks Inc *	6,723	2,298
Pegasystems Inc	900	66
Procore Technologies Inc *	1,750	108
PTC Inc *	2,565	463
Pure Storage Inc, Cl A *	6,500	327
Qorvo Inc *	2,124	219
QUALCOMM Inc	24,607	4,184
RingCentral Inc, Cl A *	1,855	59
Roper Technologies Inc	2,317	1,289
Salesforce Inc	20,654	5,653
SentinelOne Inc, Cl A *	5,500	132

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ServiceNow Inc *	4,514	$4,037
Skyworks Solutions Inc	3,626	358
Smartsheet Inc, Cl A *	3,000	166
Snowflake Inc, Cl A *	6,900	793
Super Micro Computer Inc *	1,100	458
Synopsys Inc *	3,367	1,705
TD SYNNEX Corp	1,700	204
Teledyne Technologies Inc *	1,044	457
Teradata Corp *	2,147	65
Teradyne Inc	3,404	456
Texas Instruments Inc	20,007	4,133
Trimble Inc *	5,400	335
Twilio Inc, Cl A *	3,858	252
Tyler Technologies Inc *	960	560
Ubiquiti Inc	100	22
UiPath Inc, Cl A *	8,600	110
Unity Software Inc *	6,553	148
Universal Display Corp	1,042	219
VeriSign Inc *	1,898	361
Vontier Corp	3,463	117
Western Digital Corp *	7,092	484
Wolfspeed Inc *	2,930	28
Workday Inc, Cl A *	4,654	1,137
Zebra Technologies Corp, Cl A *	1,134	420
Zoom Video Communications Inc, Cl A *	5,600	391
Zscaler Inc *	1,964	336

		345,515
Materials — 2.5%
Air Products and Chemicals Inc	4,835	1,440
Albemarle Corp	2,620	248
Alcoa Corp	5,555	214
Amcor PLC	31,400	356
AptarGroup Inc	1,500	240
Ardagh Metal Packaging SA	1,250	5
Ashland Inc	1,100	96
ATI Inc *	2,800	187
Avery Dennison Corp	1,816	401
Axalta Coating Systems Ltd *	5,000	181
Ball Corp	6,735	457
Berry Global Group Inc	2,677	182
Celanese Corp, Cl A	2,438	332
CF Industries Holdings Inc	4,137	355
Chemours Co/The	3,300	67
Cleveland-Cliffs Inc *	10,400	133
Corteva Inc	15,334	902
CRH PLC	15,100	1,400
Crown Holdings Inc	2,400	230
Dow Inc	15,375	840
DuPont de Nemours Inc	9,138	814
Eagle Materials Inc	759	218
Eastman Chemical Co	2,632	295
Ecolab Inc	5,438	1,389
Element Solutions Inc	5,000	136

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FMC Corp	2,810	$185
Freeport-McMoRan Inc, Cl B	31,402	1,568
Graphic Packaging Holding Co	6,900	204
Huntsman Corp	3,655	88
International Flavors & Fragrances Inc	5,569	584
International Paper Co	7,591	371
Linde PLC	10,600	5,055
Louisiana-Pacific Corp	1,400	150
LyondellBasell Industries NV, Cl A	5,761	553
Martin Marietta Materials Inc, Cl A	1,316	708
Mosaic Co/The	7,400	198
MP Materials Corp *	2,400	42
NewMarket Corp	132	73
Newmont Corp	25,355	1,355
Nucor Corp	5,341	803
Olin Corp	2,700	130
Packaging Corp of America	1,964	423
PPG Industries Inc	5,188	687
Reliance Inc	1,279	370
Royal Gold Inc, Cl A	1,447	203
RPM International Inc	2,800	339
Scotts Miracle-Gro Co/The, Cl A	877	76
Sealed Air Corp	3,400	123
Sherwin-Williams Co/The, Cl A	5,192	1,982
Silgan Holdings Inc	1,830	96
Smurfit WestRock PLC	11,500	568
Sonoco Products Co	2,200	120
Southern Copper Corp	1,929	223
Steel Dynamics Inc	3,349	422
United States Steel Corp	5,000	177
Vulcan Materials Co	2,889	724
Westlake Corp	732	110

		29,828
Real Estate — 2.6%
Agree Realty Corp ‡	2,300	173
Alexandria Real Estate Equities Inc ‡	3,848	457
American Homes 4 Rent, Cl A ‡	7,600	292
American Tower Corp, Cl A ‡	10,284	2,392
Americold Realty Trust Inc ‡	6,400	181
AvalonBay Communities Inc ‡	3,109	700
Brixmor Property Group Inc ‡	7,000	195
BXP Inc ‡	3,562	287
Camden Property Trust ‡	2,369	293
CBRE Group Inc, Cl A *	6,750	840
CoStar Group Inc *	9,000	679
Cousins Properties Inc ‡	3,600	106
Crown Castle Inc ‡	9,536	1,131
CubeSmart ‡	5,100	275
Digital Realty Trust Inc, Cl A ‡	7,173	1,161
EastGroup Properties Inc ‡	1,000	187
EPR Properties, Cl A ‡	1,700	83
Equinix Inc ‡	2,119	1,881
Equity LifeStyle Properties Inc ‡	4,000	285

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equity Residential ‡	8,283	$617
Essex Property Trust Inc ‡	1,417	419
Extra Space Storage Inc ‡	4,565	823
Federal Realty Investment Trust ‡	1,846	212
First Industrial Realty Trust Inc ‡	3,100	174
Gaming and Leisure Properties Inc ‡	5,810	299
Healthcare Realty Trust Inc, Cl A ‡	8,600	156
Healthpeak Properties Inc ‡	15,270	349
Highwoods Properties Inc ‡	2,378	80
Host Hotels & Resorts Inc ‡	15,402	271
Howard Hughes Holdings Inc *	763	59
Invitation Homes Inc ‡	13,400	472
Iron Mountain Inc ‡	6,500	772
Jones Lang LaSalle Inc *	1,053	284
Kilroy Realty Corp ‡	2,800	108
Kimco Realty Corp ‡	14,905	346
Lamar Advertising Co, Cl A ‡	2,000	267
Lineage Inc ‡	1,400	110
Medical Properties Trust Inc ‡	13,835	81
Mid-America Apartment Communities Inc ‡	2,600	413
National Storage Affiliates Trust ‡	1,700	82
NNN REIT Inc ‡	4,100	199
Omega Healthcare Investors Inc ‡	5,645	230
Park Hotels & Resorts Inc ‡	4,550	64
Prologis Inc ‡	20,312	2,565
Public Storage ‡	3,456	1,258
Rayonier Inc ‡	3,500	113
Realty Income Corp ‡	18,913	1,199
Regency Centers Corp ‡	4,100	296
Rexford Industrial Realty Inc ‡	4,750	239
SBA Communications Corp, Cl A ‡	2,337	563
Seaport Entertainment Group Inc *	84	2
Simon Property Group Inc ‡	7,135	1,206
STAG Industrial Inc ‡	4,100	160
Sun Communities Inc ‡	2,783	376
UDR Inc ‡	7,400	336
Ventas Inc ‡	8,790	564
VICI Properties Inc, Cl A ‡	23,094	769
Vornado Realty Trust ‡	3,800	150
Welltower Inc ‡	13,200	1,690
Weyerhaeuser Co ‡	16,197	548
WP Carey Inc ‡	4,790	298
Zillow Group Inc, Cl A *	1,200	74
Zillow Group Inc, Cl C *	3,500	223

		31,114
Utilities — 2.4%
AES Corp/The	15,200	305
Alliant Energy Corp	5,721	347
Ameren Corp	5,925	518
American Electric Power Co Inc	11,529	1,183
American Water Works Co Inc	4,315	631
Atmos Energy Corp	3,316	460
Avangrid Inc	1,600	57

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brookfield Renewable Corp, Cl A	3,100	$101
CenterPoint Energy Inc	13,855	408
Clearway Energy Inc, Cl A	900	26
Clearway Energy Inc, Cl C	1,800	55
CMS Energy Corp	6,610	467
Consolidated Edison Inc	7,679	800
Constellation Energy Corp	6,913	1,798
Dominion Energy Inc	18,402	1,063
DTE Energy Co	4,613	592
Duke Energy Corp	16,762	1,933
Edison International	8,349	727
Entergy Corp	4,689	617
Essential Utilities Inc	5,700	220
Evergy Inc	5,017	311
Eversource Energy	7,898	537
Exelon Corp	22,239	902
FirstEnergy Corp	12,800	568
IDACORP Inc, Cl A	1,200	124
National Fuel Gas Co	2,100	127
NextEra Energy Inc	45,205	3,821
NiSource Inc	9,400	326
NRG Energy Inc	4,550	414
OGE Energy Corp	4,500	185
PG&E Corp	47,406	937
Pinnacle West Capital Corp	2,600	230
PPL Corp	16,403	543
Public Service Enterprise Group Inc	10,904	973
Sempra	13,862	1,159
Southern Co/The	24,012	2,165
UGI Corp	4,630	116
Vistra Corp	7,519	891
WEC Energy Group Inc	6,884	662
Xcel Energy Inc	12,190	796

		28,095
Total Common Stock
(Cost $566,983) ($ Thousands)		1,160,848
	Number of Rights
RIGHTS — 0.0%
Seaport Entertainment Group, Expires 10/13/2024 *	84	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	21,666,169	$21,666
Total Cash Equivalent
(Cost $21,666) ($ Thousands)		21,666
Total Investments in Securities — 99.9%
(Cost $588,649) ($ Thousands)		$1,182,514

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	64	Dec-2024	$18,293	$18,606	$313
S&P Mid Cap 400 Index E-MINI	13	Dec-2024	4,002	4,093	91
			$22,295	$22,699	$404

Percentages are based on Net Assets of $1,183,715 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,160,848		–	–	1,160,848
Rights	–	^	–	–	–
Cash Equivalent	21,666		–	–	21,666
Total Investments in Securities	1,182,514		–	–	1,182,514

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	404	–	–	404
Total Other Financial Instruments	404	–	–	404

^ This category includes securities with a value less than $500.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Large Cap Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Investments Co	$151	$—	$(13)	$(2)	$23	$159	$2	$—
SEI Liquidity Fund, LP	567	1,301	(1,870)	—	2	—	21	—
SEI Daily Income Trust, Government Fund, Institutional Class	32,499	173,783	(184,616)	—	—	21,666	1,190	—
Totals	$33,217	$175,084	$(186,499)	$(2)	$25	$21,825	$1,213	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 7.3%
Alphabet Inc, Cl A	464,064	$76,965
Alphabet Inc, Cl C	441,960	73,891
AT&T Inc	1,675,226	36,855
BCE Inc	202,648	7,052
Charter Communications Inc, Cl A *	12,696	4,115
Comcast Corp, Cl A	237,447	9,918
Electronic Arts Inc	50,445	7,236
Meta Platforms Inc, Cl A	111,272	63,697
Nexstar Media Group Inc, Cl A	15,656	2,589
Omnicom Group Inc	73,971	7,648
Paramount Global, Cl B	612,257	6,502
Sirius XM Holdings Inc	269,384	6,371
Verizon Communications Inc	97,068	4,359
Walt Disney Co/The	113,697	10,936
Warner Bros Discovery Inc *	14,202	117

		318,251
Consumer Discretionary — 10.4%
Amazon.com Inc, Cl A *	368,960	68,748
AutoZone Inc *	16,513	52,017
Best Buy Co Inc	66,137	6,832
Booking Holdings Inc	2,537	10,686
BorgWarner Inc	89,239	3,238
Brinker International Inc *	57,140	4,373
Darden Restaurants Inc	3,127	513
Dick's Sporting Goods Inc	68,312	14,257
Domino's Pizza Inc	16,892	7,266
DR Horton Inc	16,198	3,090
eBay Inc	127,055	8,273
General Motors Co	176,428	7,911
Genuine Parts Co	79,642	11,124
Goodyear Tire & Rubber Co/The *	406,438	3,597
Harley-Davidson Inc, Cl A	88,020	3,391
Home Depot Inc/The	28,380	11,500
Lear Corp	45,049	4,917
Lowe's Cos Inc	297,050	80,456
Magna International Inc, Cl A	19,822	813
NIKE Inc, Cl B	354,956	31,378
O'Reilly Automotive Inc *	1,906	2,195
Phinia Inc	17,847	822
PulteGroup Inc	228,380	32,779
PVH Corp	35,794	3,609
Ross Stores Inc	42,237	6,357
Royal Caribbean Cruises Ltd	41,865	7,425
Starbucks Corp	68,046	6,634
TJX Cos Inc/The	374,562	44,026
TopBuild Corp *	14,748	6,000
Whirlpool Corp	64,521	6,904

		451,131
Consumer Staples — 6.5%
Altria Group Inc	266,855	13,620

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Archer-Daniels-Midland Co	50,878	$3,039
Coca-Cola Co/The	108,858	7,823
Colgate-Palmolive Co	91,538	9,503
Conagra Brands Inc	220,559	7,173
Constellation Brands Inc, Cl A	10,975	2,828
Costco Wholesale Corp	9,292	8,238
Dollar General Corp	45,559	3,853
Hershey Co/The	26,426	5,068
Ingredion Inc	26,094	3,586
Kenvue Inc	117,326	2,714
Kimberly-Clark Corp	41,873	5,958
Kroger Co/The	798,798	45,771
Lamb Weston Holdings Inc	16,377	1,060
Molson Coors Beverage Co, Cl B	246,452	14,176
Mondelez International Inc, Cl A	24,475	1,803
Monster Beverage Corp *	27,454	1,432
PepsiCo Inc	208,587	35,470
Philip Morris International Inc	245,614	29,818
Post Holdings Inc *	38,960	4,510
Procter & Gamble Co/The	233,806	40,495
Target Corp, Cl A	53,833	8,390
Tyson Foods Inc, Cl A	253,116	15,076
Unilever PLC ADR	37,785	2,454
Walmart Inc	127,956	10,332

		284,190
Energy — 3.4%
Canadian Natural Resources Ltd	494,012	16,406
Chevron Corp	178,499	26,287
ConocoPhillips	179,580	18,906
Devon Energy Corp	357,504	13,986
Exxon Mobil Corp	126,838	14,868
HF Sinclair Corp	40,846	1,820
Marathon Petroleum Corp	152,241	24,802
Phillips 66	95,701	12,580
Valero Energy Corp	143,915	19,433

		149,088
Financials — 15.7%
Aflac Inc	136,144	15,221
Allstate Corp/The	49,660	9,418
American Financial Group Inc/OH	11,100	1,494
Ameriprise Financial Inc	35,951	16,890
Assurant Inc	33,412	6,644
Assured Guaranty Ltd	31,872	2,534
Bank of America Corp	1,284,336	50,962
Berkshire Hathaway Inc, Cl B *	93,247	42,918
Capital One Financial Corp	43,778	6,555
Chubb Ltd	26,127	7,535
Citigroup Inc	330,151	20,667
CME Group Inc, Cl A	77,815	17,170
Discover Financial Services	126,480	17,744
Everest Group Ltd	38,172	14,957
Fifth Third Bancorp	487,076	20,866

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goldman Sachs Group Inc/The	21,644	$10,716
Hartford Financial Services Group Inc/The	66,936	7,872
Intercontinental Exchange Inc	50,750	8,153
JPMorgan Chase & Co	338,857	71,451
KKR & Co Inc	53,993	7,050
Marsh & McLennan Cos Inc	26,931	6,008
Mastercard Inc, Cl A	117,450	57,997
Moody's Corp	154,010	73,092
Morgan Stanley	311,935	32,516
MSCI Inc, Cl A	64,006	37,311
Navient Corp	91,251	1,423
PNC Financial Services Group Inc/The	36,433	6,735
Progressive Corp/The	4,956	1,258
Prudential Financial Inc	17,700	2,144
Regions Financial Corp	507,300	11,835
S&P Global Inc	10,324	5,334
Travelers Cos Inc/The	118,288	27,694
Truist Financial Corp	28,769	1,230
Visa Inc, Cl A	182,933	50,297
Voya Financial Inc	91,410	7,242
Wells Fargo & Co	92,870	5,246

		684,179
Health Care — 13.5%
AbbVie Inc	92,048	18,178
Amgen Inc, Cl A	107,470	34,628
Baxter International Inc	229,622	8,719
Becton Dickinson & Co	108,547	26,171
Cardinal Health Inc	36,074	3,987
Cencora Inc, Cl A	137,635	30,979
Centene Corp *	19,739	1,486
Cigna Group/The	27,340	9,472
CVS Health Corp	115,701	7,275
Danaher Corp, Cl A	26,004	7,230
DENTSPLY SIRONA Inc	160,988	4,356
Edwards Lifesciences Corp, Cl A *	61,914	4,086
Elevance Health Inc	10,844	5,639
Eli Lilly & Co	17,885	15,845
Gilead Sciences Inc	97,950	8,212
HCA Healthcare Inc	101,291	41,168
Humana Inc	11,818	3,743
IDEXX Laboratories Inc *	12,340	6,234
Intuitive Surgical Inc *	21,300	10,464
Jazz Pharmaceuticals PLC *	1,815	202
Johnson & Johnson	497,177	80,572
McKesson Corp	12,923	6,389
Medtronic PLC	86,580	7,795
Merck & Co Inc	555,614	63,096
Mettler-Toledo International Inc *	28,371	42,548
Novartis AG ADR	32,225	3,706
Novo Nordisk A/S ADR	51,225	6,099
Organon & Co	640,657	12,256
Pfizer Inc	706,138	20,436
Royalty Pharma PLC, Cl A	7,094	201

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Therapeutics Corp *	22,931	$8,217
UnitedHealth Group Inc	117,739	68,840
Vertex Pharmaceuticals Inc *	2,576	1,198
Viatris Inc, Cl W	1,101,584	12,789
Zoetis Inc, Cl A	33,352	6,516

		588,732
Industrials — 10.2%
AerCap Holdings NV	111,610	10,572
AGCO Corp	67,443	6,600
Allison Transmission Holdings Inc	24,603	2,364
Carlisle Cos Inc	6,137	2,760
Carrier Global Corp	357,041	28,738
Caterpillar Inc, Cl A	25,261	9,880
Chart Industries Inc *	29,522	3,665
Cummins Inc	8,214	2,660
Deere & Co	14,637	6,108
Delta Air Lines Inc, Cl A	128,832	6,543
Eaton Corp PLC	27,035	8,960
Equifax Inc	62,566	18,386
FedEx Corp	20,626	5,645
Fortive Corp	67,655	5,340
Graco Inc	351,903	30,795
GXO Logistics Inc *	266,043	13,853
HEICO Corp	22,070	5,771
Huntington Ingalls Industries Inc, Cl A	41,706	11,026
Illinois Tool Works Inc	47,481	12,443
Johnson Controls International PLC	464,470	36,047
L3Harris Technologies Inc	25,220	5,999
Lockheed Martin Corp	15,688	9,171
ManpowerGroup Inc	80,218	5,898
Middleby Corp/The *	51,919	7,223
Northrop Grumman Corp	12,855	6,788
Oshkosh Corp	61,954	6,208
PACCAR Inc	59,000	5,822
Republic Services Inc	14,382	2,888
Rollins Inc	48,391	2,448
RTX Corp	247,761	30,019
Ryder System Inc	43,138	6,289
Siemens AG ADR	170,436	17,223
Southwest Airlines Co, Cl A	86,460	2,562
Textron Inc	190,528	16,877
Timken Co/The	75,884	6,396
TransDigm Group Inc	26,258	37,474
United Airlines Holdings Inc *	21,156	1,207
Veralto Corp	118,306	13,234
Verisk Analytics Inc, Cl A	14,997	4,019
Waste Management Inc	18,232	3,785
WW Grainger Inc	22,097	22,955

		442,641
Information Technology — 23.0%
Adobe Inc *	127,506	66,020
Amphenol Corp, Cl A	209,248	13,635

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Analog Devices Inc	114,008	$26,241
Apple Inc	681,912	158,885
Applied Materials Inc	88,030	17,786
Arista Networks Inc *	81,411	31,247
Broadcom Inc	261,108	45,041
Cirrus Logic Inc *	1,924	239
Cisco Systems Inc	582,795	31,016
Cognizant Technology Solutions Corp, Cl A	8,912	688
Corning Inc, Cl B	155,038	7,000
Dolby Laboratories Inc, Cl A	100,624	7,701
Dropbox Inc, Cl A *	302,090	7,682
F5 Inc, Cl A *	25,439	5,602
Fair Isaac Corp *	6,258	12,163
Hewlett Packard Enterprise Co	294,388	6,023
HP Inc	364,323	13,068
International Business Machines Corp	6,932	1,533
Intuit Inc	88,384	54,886
Juniper Networks Inc	7,046	275
Lam Research Corp	6,481	5,289
Marvell Technology Inc	74,923	5,403
Microchip Technology Inc	353,874	28,413
Micron Technology Inc	155,731	16,151
Microsoft Corp	486,353	209,278
Motorola Solutions Inc	25,067	11,271
NetApp Inc	45,929	5,673
NVIDIA Corp	313,639	38,088
Oracle Corp, Cl B	453,993	77,360
QUALCOMM Inc	67,431	11,467
Roper Technologies Inc	51,458	28,633
Salesforce Inc	27,652	7,569
SAP SE ADR	63,283	14,498
Seagate Technology Holdings PLC	67,318	7,373
ServiceNow Inc *	7,793	6,970
Texas Instruments Inc	34,041	7,032
Western Digital Corp *	33,750	2,305
Xerox Holdings Corp	850,856	8,832

		998,336
Materials — 4.3%
Celanese Corp, Cl A	28,298	3,847
Corteva Inc	64,004	3,763
Dow Inc	162,912	8,900
DuPont de Nemours Inc	8,453	753
Eastman Chemical Co	95,433	10,684
Ecolab Inc	28,841	7,364
Huntsman Corp	278,086	6,730
Ingevity Corp *	14,131	551
Linde PLC	123,959	59,111
LyondellBasell Industries NV, Cl A	74,826	7,176
O-I Glass Inc, Cl I *	48,098	631
Reliance Inc	11,055	3,197
Sherwin-Williams Co/The, Cl A	154,074	58,805
Steel Dynamics Inc	95,252	12,009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sylvamo Corp	12,276	$1,054

		184,575
Real Estate — 1.5%
American Tower Corp, Cl A ‡	101,757	23,665
Brandywine Realty Trust ‡	24,300	132
CBRE Group Inc, Cl A *	41,173	5,125
Crown Castle Inc ‡	34,157	4,052
Equinix Inc ‡	1,986	1,763
Healthpeak Properties Inc ‡	395,734	9,050
Howard Hughes Holdings Inc *	30,087	2,330
Omega Healthcare Investors Inc ‡	53,394	2,173
Public Storage ‡	4,106	1,494
Sabra Health Care REIT Inc ‡	320,419	5,963
SBA Communications Corp, Cl A ‡	18,373	4,422
Welltower Inc ‡	48,149	6,165

		66,334
Utilities — 2.0%
Ameren Corp	64,109	5,607
American Electric Power Co Inc	57,553	5,905
Constellation Energy Corp	28,651	7,450
Edison International	98,283	8,559
Exelon Corp	132,096	5,357
FirstEnergy Corp	57,748	2,561
NextEra Energy Inc	123,716	10,458
NRG Energy Inc	264,927	24,135
UGI Corp	295,445	7,392
Vistra Corp	79,393	9,411

		86,835
Total Common Stock
(Cost $1,215,626) ($ Thousands)		4,254,292

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	200,234,573	200,235
Total Cash Equivalent
(Cost $200,235) ($ Thousands)		200,235
Total Investments in Securities — 102.4%
(Cost $1,415,861) ($ Thousands)		$4,454,527

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Large Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	236	Dec-2024	$68,090	$68,608	$518
S&P Mid Cap 400 Index E-MINI	49	Dec-2024	15,411	15,428	17
			$83,501	$84,036	$535

Percentages are based on Net Assets of $4,351,207 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,254,292	–	–	4,254,292
Cash Equivalent	200,235	–	–	200,235
Total Investments in Securities	4,454,527	–	–	4,454,527

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	535	–	–	535
Total Other Financial Instruments	535	–	–	535

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$3,657	$88,023	$(91,661)	$3	$(22)	$—	$539	$—
SEI Daily Income Trust, Government Fund, Institutional Class	26,387	822,891	(649,043)	—	—	200,235	1,288	—
Totals	$30,044	$910,914	$(740,704)	$3	$(22)	$200,235	$1,827	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.0%

Communication Services — 8.7%
Alphabet Inc, Cl A	121,340	$20,124
Alphabet Inc, Cl C	99,405	16,620
AT&T Inc	148,367	3,264
Charter Communications Inc, Cl A *	2,032	659
Comcast Corp, Cl A	79,955	3,340
Electronic Arts Inc	4,978	714
Fox Corp, Cl A	4,636	196
Fox Corp, Cl B	2,731	106
Interpublic Group of Cos Inc/The	7,851	248
Live Nation Entertainment Inc *	2,950	323
Match Group Inc *	5,250	199
Meta Platforms Inc, Cl A	45,237	25,895
Netflix Inc *	8,887	6,303
News Corp, Cl A	7,875	210
News Corp, Cl B	2,400	67
Omnicom Group Inc	4,104	424
Paramount Global, Cl B	10,317	110
Take-Two Interactive Software Inc, Cl A *	3,300	507
T-Mobile US Inc	10,126	2,090
Verizon Communications Inc	87,163	3,914
Walt Disney Co/The	37,574	3,614
Warner Bros Discovery Inc *	46,424	383

		89,310
Consumer Discretionary — 9.9%
Airbnb Inc, Cl A *	9,100	1,154
Amazon.com Inc, Cl A *	193,389	36,034
Aptiv PLC *	5,470	394
AutoZone Inc *	365	1,150
Best Buy Co Inc	4,054	419
Booking Holdings Inc	694	2,923
BorgWarner Inc	4,753	172
Caesars Entertainment Inc *	4,500	188
CarMax Inc *	3,300	255
Carnival Corp *	21,034	389
Chipotle Mexican Grill Inc, Cl A *	28,300	1,631
Darden Restaurants Inc	2,468	405
Deckers Outdoor Corp *	3,146	502
Domino's Pizza Inc	695	299
DR Horton Inc	6,058	1,156
eBay Inc	10,099	657
Expedia Group Inc *	2,555	378
Ford Motor Co	80,670	852
Garmin Ltd	3,221	567
General Motors Co	23,247	1,042
Genuine Parts Co	2,896	404
Hasbro Inc	2,746	199
Hilton Worldwide Holdings Inc	5,100	1,175
Home Depot Inc/The	20,558	8,330
Las Vegas Sands Corp	7,300	367
Lennar Corp, Cl A	5,024	942
LKQ Corp	5,550	222

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lowe's Cos Inc	11,809	$3,198
Lululemon Athletica Inc *	2,400	651
Marriott International Inc/MD, Cl A	4,800	1,193
McDonald's Corp	14,811	4,510
MGM Resorts International *	4,750	186
Mohawk Industries Inc *	1,100	177
NIKE Inc, Cl B	24,850	2,197
Norwegian Cruise Line Holdings Ltd *	8,950	184
NVR Inc *	62	608
O'Reilly Automotive Inc *	1,238	1,426
Pool Corp	772	291
PulteGroup Inc	4,299	617
Ralph Lauren Corp, Cl A	805	156
Ross Stores Inc	6,869	1,034
Royal Caribbean Cruises Ltd	4,850	860
Starbucks Corp	23,404	2,282
Tapestry Inc	4,769	224
Tesla Inc *	57,488	15,041
TJX Cos Inc/The	23,386	2,749
Tractor Supply Co	2,230	649
Ulta Beauty Inc *	1,000	389
Wynn Resorts Ltd	1,979	190
Yum! Brands Inc	5,870	820

		101,838
Consumer Staples — 5.8%
Altria Group Inc	35,273	1,800
Archer-Daniels-Midland Co	9,868	590
Brown-Forman Corp, Cl B	3,715	183
Bunge Global SA	2,950	285
Campbell Soup Co	4,084	200
Church & Dwight Co Inc	5,076	532
Clorox Co/The	2,602	424
Coca-Cola Co/The	80,248	5,767
Colgate-Palmolive Co	16,895	1,754
Conagra Brands Inc	9,965	324
Constellation Brands Inc, Cl A	3,257	839
Costco Wholesale Corp	9,179	8,137
Dollar General Corp	4,581	387
Dollar Tree Inc *	4,154	292
Estee Lauder Cos Inc/The, Cl A	4,850	484
General Mills Inc	11,536	852
Hershey Co/The	3,062	587
Hormel Foods Corp	6,058	192
J M Smucker Co/The	2,203	267
Kellanova	5,467	441
Kenvue Inc	39,910	923
Keurig Dr Pepper Inc	21,750	815
Kimberly-Clark Corp	7,003	996
Kraft Heinz Co/The	18,258	641
Kroger Co/The	13,736	787
Lamb Weston Holdings Inc	3,000	194
McCormick & Co Inc/MD	5,232	431
Molson Coors Beverage Co, Cl B	3,601	207

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mondelez International Inc, Cl A	27,620	$2,035
Monster Beverage Corp *	14,558	759
PepsiCo Inc	28,429	4,834
Philip Morris International Inc	32,177	3,906
Procter & Gamble Co/The	48,772	8,447
Sysco Corp, Cl A	10,170	794
Target Corp, Cl A	9,528	1,485
Tyson Foods Inc, Cl A	6,003	358
Walgreens Boots Alliance Inc	14,907	134
Walmart Inc	89,869	7,257

		59,340
Energy — 3.2%
APA Corp	7,481	183
Baker Hughes Co, Cl A	20,499	741
Chevron Corp	35,179	5,181
ConocoPhillips	23,978	2,524
Coterra Energy Inc	15,613	374
Devon Energy Corp	12,963	507
Diamondback Energy Inc, Cl A	3,701	638
EOG Resources Inc	11,757	1,445
EQT Corp	12,350	453
Exxon Mobil Corp	91,937	10,777
Halliburton Co	18,442	536
Hess Corp	5,775	784
Kinder Morgan Inc	40,232	889
Marathon Oil Corp	11,556	308
Marathon Petroleum Corp	6,938	1,130
Occidental Petroleum Corp	14,012	722
ONEOK Inc	12,159	1,108
Phillips 66	8,637	1,135
Schlumberger NV, Cl A	29,350	1,231
Targa Resources Corp	4,500	666
Valero Energy Corp	6,603	892
Williams Cos Inc/The	25,369	1,158

		33,382
Financials — 12.6%
Aflac Inc	10,384	1,161
Allstate Corp/The	5,409	1,026
American Express Co	11,645	3,158
American International Group Inc	13,335	977
Ameriprise Financial Inc	2,045	961
Aon PLC, Cl A	4,451	1,540
Arch Capital Group Ltd *	7,800	873
Arthur J Gallagher & Co	4,549	1,280
Assurant Inc	1,105	220
Bank of America Corp	139,709	5,544
Bank of New York Mellon Corp/The	15,299	1,099
Berkshire Hathaway Inc, Cl B *	37,890	17,439
BlackRock Inc	2,896	2,750
Blackstone Inc, Cl A	14,900	2,282
Brown & Brown Inc	4,950	513
Capital One Financial Corp	7,949	1,190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	2,200	$451
Charles Schwab Corp/The	30,909	2,003
Chubb Ltd	7,751	2,235
Cincinnati Financial Corp	3,283	447
Citigroup Inc	39,448	2,469
Citizens Financial Group Inc	9,250	380
CME Group Inc, Cl A	7,412	1,635
Corpay Inc *	1,479	463
Discover Financial Services	5,208	731
Erie Indemnity Co, Cl A	500	270
Everest Group Ltd	887	348
FactSet Research Systems Inc	750	345
Fidelity National Information Services Inc, Cl B	11,265	943
Fifth Third Bancorp	13,961	598
Fiserv Inc, Cl A *	11,905	2,139
Franklin Resources Inc	6,438	130
Global Payments Inc	5,333	546
Globe Life Inc	1,739	184
Goldman Sachs Group Inc/The	6,518	3,227
Hartford Financial Services Group Inc/The	6,036	710
Huntington Bancshares Inc/OH	30,414	447
Intercontinental Exchange Inc	11,855	1,904
Invesco Ltd	9,366	164
Jack Henry & Associates Inc	1,500	265
JPMorgan Chase & Co	58,908	12,421
KeyCorp	19,633	329
KKR & Co Inc	13,850	1,809
Loews Corp	3,762	297
M&T Bank Corp	3,484	621
MarketAxess Holdings Inc	806	207
Marsh & McLennan Cos Inc	10,159	2,266
Mastercard Inc, Cl A	17,113	8,450
MetLife Inc	12,139	1,001
Moody's Corp	3,271	1,552
Morgan Stanley	25,786	2,688
MSCI Inc, Cl A	1,634	953
Nasdaq Inc, Cl A	8,327	608
Northern Trust Corp	4,109	370
PayPal Holdings Inc *	21,179	1,653
PNC Financial Services Group Inc/The	8,213	1,518
Principal Financial Group Inc, Cl A	4,407	379
Progressive Corp/The	12,085	3,067
Prudential Financial Inc	7,366	892
Raymond James Financial Inc	3,808	466
Regions Financial Corp	19,263	449
S&P Global Inc	6,655	3,438
State Street Corp	6,195	548
Synchrony Financial	8,163	407
T Rowe Price Group Inc	4,593	500
Travelers Cos Inc/The	4,756	1,113
Truist Financial Corp	27,856	1,191
US Bancorp	32,288	1,477

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Visa Inc, Cl A	34,599	$9,513
W R Berkley Corp	6,350	360
Wells Fargo & Co	70,423	3,978
Willis Towers Watson PLC	2,119	624

		130,192
Health Care — 11.4%
Abbott Laboratories	35,962	4,100
AbbVie Inc	36,563	7,220
Agilent Technologies Inc	6,015	893
Align Technology Inc *	1,436	365
Amgen Inc, Cl A	11,072	3,567
Baxter International Inc	10,635	404
Becton Dickinson & Co	5,928	1,429
Biogen Inc *	3,056	592
Bio-Techne Corp	3,302	264
Boston Scientific Corp *	30,426	2,550
Bristol-Myers Squibb Co	41,903	2,168
Cardinal Health Inc	5,059	559
Catalent Inc *	3,750	227
Cencora Inc, Cl A	3,446	776
Centene Corp *	10,839	816
Charles River Laboratories International Inc *	1,060	209
Cigna Group/The	5,793	2,007
Cooper Cos Inc/The *	4,116	454
CVS Health Corp	26,126	1,643
Danaher Corp, Cl A	13,312	3,701
DaVita Inc *	906	149
Dexcom Inc *	8,322	558
Edwards Lifesciences Corp, Cl A *	12,542	828
Elevance Health Inc	4,823	2,508
Eli Lilly & Co	16,335	14,472
GE HealthCare Technologies Inc	8,862	832
Gilead Sciences Inc	25,764	2,160
HCA Healthcare Inc	3,831	1,557
Henry Schein Inc *	2,650	193
Hologic Inc *	4,900	399
Humana Inc	2,531	802
IDEXX Laboratories Inc *	1,742	880
Incyte Corp *	3,300	218
Insulet Corp *	1,450	337
Intuitive Surgical Inc *	7,307	3,590
IQVIA Holdings Inc *	3,596	852
Johnson & Johnson	49,843	8,078
Labcorp Holdings Inc	1,760	393
McKesson Corp	2,693	1,331
Medtronic PLC	26,579	2,393
Merck & Co Inc	52,464	5,958
Mettler-Toledo International Inc *	450	675
Moderna Inc *	7,000	468
Molina Healthcare Inc *	1,236	426
Pfizer Inc	117,260	3,393
Quest Diagnostics Inc	2,324	361

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc *	2,187	$2,299
ResMed Inc	3,059	747
Revvity Inc	2,548	325
Solventum Corp *	2,892	202
STERIS PLC	2,045	496
Stryker Corp	7,076	2,556
Teleflex Inc	979	242
Thermo Fisher Scientific Inc	7,876	4,872
UnitedHealth Group Inc	19,120	11,179
Universal Health Services Inc, Cl B	1,250	286
Vertex Pharmaceuticals Inc *	5,377	2,501
Viatris Inc, Cl W	24,807	288
Waters Corp *	1,222	440
West Pharmaceutical Services Inc	1,526	458
Zimmer Biomet Holdings Inc	4,274	461
Zoetis Inc, Cl A	9,395	1,836

		116,943
Industrials — 8.3%
3M Co	11,321	1,548
A O Smith Corp	2,500	225
Allegion plc	1,820	265
Amentum Holdings Inc *	2,612	84
AMETEK Inc	4,800	824
Automatic Data Processing Inc	8,415	2,329
Axon Enterprise Inc *	1,500	599
Boeing Co/The *	12,005	1,825
Broadridge Financial Solutions Inc	2,384	513
Builders FirstSource Inc *	2,450	475
Carrier Global Corp	17,431	1,403
Caterpillar Inc, Cl A	9,993	3,909
CH Robinson Worldwide Inc	2,455	271
Cintas Corp	7,078	1,457
Copart Inc *	18,250	956
CSX Corp	40,099	1,385
Cummins Inc	2,825	915
Dayforce Inc *	3,300	202
Deere & Co	5,311	2,216
Delta Air Lines Inc, Cl A	13,213	671
Dover Corp	2,787	534
Eaton Corp PLC	8,220	2,724
Emerson Electric Co	11,925	1,304
Equifax Inc	2,589	761
Expeditors International of Washington Inc	2,927	385
Fastenal Co, Cl A	11,918	851
FedEx Corp	4,611	1,262
Fortive Corp	7,187	567
GE Vernova Inc *	5,697	1,453
Generac Holdings Inc *	1,254	199
General Dynamics Corp	5,344	1,615
General Electric Co	22,488	4,241
Honeywell International Inc	13,470	2,784
Howmet Aerospace Inc	8,078	810
Hubbell Inc, Cl B	1,100	471

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Huntington Ingalls Industries Inc, Cl A	797	$211
IDEX Corp	1,600	343
Illinois Tool Works Inc	5,565	1,458
Ingersoll Rand Inc	8,383	823
Jacobs Solutions Inc	2,612	342
JB Hunt Transport Services Inc	1,701	293
Johnson Controls International PLC	13,822	1,073
L3Harris Technologies Inc	3,959	942
Leidos Holdings Inc	2,793	455
Lockheed Martin Corp	4,392	2,567
Masco Corp	4,584	385
Nordson Corp	1,150	302
Norfolk Southern Corp	4,686	1,165
Northrop Grumman Corp	2,880	1,521
Old Dominion Freight Line Inc, Cl A	3,688	733
Otis Worldwide Corp	8,300	863
PACCAR Inc	10,900	1,076
Parker-Hannifin Corp, Cl A	2,659	1,680
Paychex Inc	6,669	895
Paycom Software Inc	1,009	168
Pentair PLC	3,466	339
Quanta Services Inc	3,068	915
Republic Services Inc	4,183	840
Rockwell Automation Inc	2,376	638
Rollins Inc	5,850	296
RTX Corp	27,478	3,329
Snap-on Inc	1,107	321
Southwest Airlines Co, Cl A	12,562	372
Stanley Black & Decker Inc	3,208	353
Textron Inc	3,807	337
Trane Technologies PLC	4,620	1,796
TransDigm Group Inc	1,170	1,670
Uber Technologies Inc *	43,550	3,273
Union Pacific Corp	12,591	3,103
United Airlines Holdings Inc *	6,850	391
United Parcel Service Inc, Cl B	15,218	2,075
United Rentals Inc	1,364	1,105
Veralto Corp	5,070	567
Verisk Analytics Inc, Cl A	2,976	797
Waste Management Inc	7,584	1,574
Westinghouse Air Brake Technologies Corp	3,571	649
WW Grainger Inc	922	958
Xylem Inc/NY	5,050	682

		85,708
Information Technology — 31.1%
Accenture PLC, Cl A	13,006	4,597
Adobe Inc *	9,147	4,736
Advanced Micro Devices Inc *	33,475	5,493
Akamai Technologies Inc *	3,204	323
Amphenol Corp, Cl A	25,020	1,630
Analog Devices Inc	10,222	2,353
ANSYS Inc *	1,807	576
Apple Inc	314,843	73,358

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Applied Materials Inc	17,143	$3,464
Arista Networks Inc *	5,270	2,023
Autodesk Inc, Cl A *	4,455	1,227
Broadcom Inc	96,340	16,619
Cadence Design Systems Inc *	5,651	1,532
CDW Corp/DE	2,797	633
Cisco Systems Inc	83,428	4,440
Cognizant Technology Solutions Corp, Cl A	10,355	799
Corning Inc, Cl B	16,058	725
Crowdstrike Holdings Inc, Cl A *	4,800	1,346
Dell Technologies Inc, Cl C	5,900	699
Enphase Energy Inc *	2,850	322
EPAM Systems Inc *	1,200	239
F5 Inc, Cl A *	1,210	266
Fair Isaac Corp *	521	1,013
First Solar Inc *	2,250	561
Fortinet Inc *	13,190	1,023
Gartner Inc *	1,606	814
Gen Digital Inc	11,097	304
GoDaddy Inc, Cl A *	2,950	463
Hewlett Packard Enterprise Co	27,291	558
HP Inc	20,172	724
Intel Corp	88,687	2,081
International Business Machines Corp	19,018	4,205
Intuit Inc	5,809	3,607
Jabil Inc	2,300	276
Juniper Networks Inc	6,750	263
Keysight Technologies Inc *	3,632	577
KLA Corp	2,827	2,189
Lam Research Corp	2,728	2,226
Microchip Technology Inc	11,063	888
Micron Technology Inc	22,969	2,382
Microsoft Corp	153,934	66,238
Monolithic Power Systems Inc	1,000	925
Motorola Solutions Inc	3,482	1,566
NetApp Inc	4,285	529
NVIDIA Corp	509,330	61,853
NXP Semiconductors NV	5,226	1,254
ON Semiconductor Corp *	8,800	639
Oracle Corp, Cl B	33,121	5,644
Palantir Technologies Inc, Cl A *	41,600	1,548
Palo Alto Networks Inc *	6,709	2,293
PTC Inc *	2,507	453
Qorvo Inc *	2,000	207
QUALCOMM Inc	23,082	3,925
Roper Technologies Inc	2,213	1,231
Salesforce Inc	20,012	5,478
Seagate Technology Holdings PLC	4,100	449
ServiceNow Inc *	4,285	3,832
Skyworks Solutions Inc	3,316	328
Super Micro Computer Inc *	1,041	433
Synopsys Inc *	3,171	1,606
TE Connectivity PLC *	6,259	945

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teledyne Technologies Inc *	968	$424
Teradyne Inc	3,265	437
Texas Instruments Inc	18,944	3,913
Trimble Inc *	5,100	317
Tyler Technologies Inc *	870	508
VeriSign Inc *	1,695	322
Western Digital Corp *	6,824	466
Zebra Technologies Corp, Cl A *	1,073	397

		319,714
Materials — 2.2%
Air Products and Chemicals Inc	4,621	1,376
Albemarle Corp	2,457	233
Amcor PLC	30,132	341
Avery Dennison Corp	1,664	367
Ball Corp	6,272	426
Celanese Corp, Cl A	2,102	286
CF Industries Holdings Inc	3,750	322
Corteva Inc	14,323	842
Dow Inc	14,456	790
DuPont de Nemours Inc	8,699	775
Eastman Chemical Co	2,470	277
Ecolab Inc	5,216	1,332
FMC Corp	2,600	171
Freeport-McMoRan Inc, Cl B	29,913	1,493
International Flavors & Fragrances Inc	5,326	559
International Paper Co	7,252	354
Linde PLC	9,996	4,767
LyondellBasell Industries NV, Cl A	5,374	515
Martin Marietta Materials Inc, Cl A	1,269	683
Mosaic Co/The	6,709	180
Newmont Corp	23,725	1,268
Nucor Corp	4,877	733
Packaging Corp of America	1,850	399
PPG Industries Inc	4,805	637
Sherwin-Williams Co/The, Cl A	4,845	1,849
Smurfit WestRock PLC	10,184	503
Steel Dynamics Inc	3,000	378
Vulcan Materials Co	2,749	688

		22,544
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	3,273	389
American Tower Corp, Cl A ‡	9,647	2,243
AvalonBay Communities Inc ‡	2,978	671
BXP Inc ‡	3,000	241
Camden Property Trust ‡	2,200	272
CBRE Group Inc, Cl A *	6,209	773
CoStar Group Inc *	8,500	641
Crown Castle Inc ‡	8,964	1,063
Digital Realty Trust Inc, Cl A ‡	6,369	1,031
Equinix Inc ‡	2,001	1,776
Equity Residential ‡	6,994	521
Essex Property Trust Inc ‡	1,321	390

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	4,399	$793
Federal Realty Investment Trust ‡	1,550	178
Healthpeak Properties Inc ‡	14,800	338
Host Hotels & Resorts Inc ‡	14,674	258
Invitation Homes Inc ‡	11,700	413
Iron Mountain Inc ‡	6,038	717
Kimco Realty Corp ‡	13,913	323
Mid-America Apartment Communities Inc ‡	2,440	388
Prologis Inc ‡	19,180	2,422
Public Storage ‡	3,287	1,196
Realty Income Corp ‡	18,128	1,150
Regency Centers Corp ‡	3,399	246
SBA Communications Corp, Cl A ‡	2,249	541
Simon Property Group Inc ‡	6,306	1,066
UDR Inc ‡	6,300	286
Ventas Inc ‡	8,432	541
VICI Properties Inc, Cl A ‡	21,750	724
Welltower Inc ‡	11,959	1,531
Weyerhaeuser Co ‡	15,261	517

		23,639
Utilities — 2.5%
AES Corp/The	14,790	297
Alliant Energy Corp	5,400	328
Ameren Corp	5,553	486
American Electric Power Co Inc	10,965	1,125
American Water Works Co Inc	4,057	593
Atmos Energy Corp	3,150	437
CenterPoint Energy Inc	13,385	394
CMS Energy Corp	6,201	438
Consolidated Edison Inc	7,136	743
Constellation Energy Corp	6,451	1,677
Dominion Energy Inc	17,480	1,010
DTE Energy Co	4,326	555
Duke Energy Corp	15,991	1,844
Edison International	8,057	702
Entergy Corp	4,476	589
Evergy Inc	4,799	298
Eversource Energy	7,335	499
Exelon Corp	20,855	846
FirstEnergy Corp	10,773	478
NextEra Energy Inc	42,521	3,594
NiSource Inc	9,244	320
NRG Energy Inc	4,281	390
PG&E Corp	44,500	880
Pinnacle West Capital Corp	2,349	208
PPL Corp	15,471	512
Public Service Enterprise Group Inc	10,330	921
Sempra	13,190	1,103
Southern Co/The	22,569	2,035
Vistra Corp	6,800	806
WEC Energy Group Inc	6,571	632

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	11,636	$760

		25,500
Total Common Stock
(Cost $211,081) ($ Thousands)		1,008,110

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	19,985,312	$19,985
Total Cash Equivalent
(Cost $19,985) ($ Thousands)		19,985
Total Investments in Securities — 99.9%
(Cost $231,066) ($ Thousands)		$1,028,095

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	73	Dec-2024	$20,799	$21,222	$423

Percentages are based on Net Assets of $1,029,295 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,008,110	–	–	1,008,110
Cash Equivalent	19,985	–	–	19,985
Total Investments in Securities	1,028,095	–	–	1,028,095

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	423	–	–	423
Total Other Financial Instruments	423	–	–	423

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,012	$163,759	$(162,786)	$—	$—	$19,985	$952	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 1.8%
Anterix Inc *	3,310	$125
AST SpaceMobile Inc, Cl A *	10,384	272
Bandwidth Inc, Cl A *	7,790	136
Cinemark Holdings Inc *	73,130	2,036
Cogent Communications Holdings Inc	13,765	1,045
EverQuote Inc, Cl A *	17,130	361
EW Scripps Co/The, Cl A *	66,180	149
fuboTV Inc *	48,162	68
Gannett Co Inc *	38,247	215
Gogo Inc *	34,010	244
Grindr Inc *	30,838	368
IDT Corp, Cl B	9,880	377
Lions Gate Entertainment Corp, Cl A *	62,952	493
MediaAlpha Inc, Cl A *	19,970	362
Nexstar Media Group Inc, Cl A	7,446	1,231
Playstudios Inc *	81,286	123
Shutterstock Inc	25,090	887
Sinclair Inc	11,340	174
Spok Holdings Inc	19,150	288
Thryv Holdings Inc *	11,610	200
Vimeo Inc *	103,500	523
Ziff Davis Inc *	19,463	947

		10,624
Consumer Discretionary — 12.3%
Aaron's Co Inc/The	32,593	324
Abercrombie & Fitch Co, Cl A *	20,496	2,867
Accel Entertainment Inc, Cl A *	11,730	136
Adtalem Global Education Inc *	28,633	2,161
Advance Auto Parts Inc	25,789	1,006
American Eagle Outfitters Inc	11,358	254
American Public Education Inc *	7,760	114
Aramark	10,500	407
Arko Corp	18,190	128
Biglari Holdings Inc, Cl B *	2,258	388
Bloomin' Brands Inc	206,426	3,412
Boot Barn Holdings Inc *	2,293	384
Brinker International Inc *	27,611	2,113
Brunswick Corp/DE	15,034	1,260
Build-A-Bear Workshop Inc	26,790	921
Carter's Inc	21,890	1,422
Cava Group Inc *	4,792	593
Century Communities Inc	3,696	381
Cheesecake Factory Inc/The	16,468	668
Churchill Downs Inc	10,165	1,374
Cooper-Standard Holdings Inc *	9,243	128
Cricut Inc, Cl A	20,950	145
Denny's Corp, Cl A *	22,870	148
Designer Brands Inc, Cl A	17,520	129
Destination XL Group Inc *	43,470	128
Dick's Sporting Goods Inc	6,236	1,301
Dine Brands Global Inc	5,100	159

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Domino's Pizza Inc	2,989	$1,286
Dorman Products Inc *	10,232	1,157
Funko Inc, Cl A *	17,070	209
Gentex Corp	33,924	1,007
Goodyear Tire & Rubber Co/The *	33,133	293
Green Brick Partners Inc *	6,221	520
H&R Block Inc	6,000	381
Hooker Furnishings Corp	32,016	579
Hovnanian Enterprises Inc, Cl A *	2,476	506
Inspired Entertainment Inc *	23,158	215
Installed Building Products Inc	5,167	1,272
J Jill Inc	5,150	127
KB Home	37,674	3,228
Kontoor Brands Inc	22,438	1,835
Landsea Homes Corp *	13,435	166
Latham Group Inc *	127,036	864
Legacy Housing Corp *	13,785	377
Life Time Group Holdings Inc *	15,743	384
Lindblad Expeditions Holdings Inc *	37,220	344
M/I Homes Inc *	5,579	956
Marine Products Corp	19,968	193
MasterCraft Boat Holdings Inc *	8,172	149
Meritage Homes Corp	3,763	772
Modine Manufacturing Co *	46,116	6,124
Movado Group Inc	5,312	99
Murphy USA Inc	4,044	1,993
OneSpaWorld Holdings Ltd	34,566	571
Oxford Industries Inc, Cl A	4,458	387
PlayAGS Inc *	82,138	936
Pool Corp	3,728	1,405
Potbelly Corp *	64,560	538
Revolve Group Inc, Cl A *	5,932	147
Rocky Brands Inc	7,896	252
Rush Street Interactive Inc *	90,668	984
SharkNinja Inc	4,039	439
Signet Jewelers Ltd	9,929	1,024
Steven Madden Ltd	21,967	1,076
Stitch Fix Inc, Cl A *	187,763	530
Stride Inc *	31,679	2,703
Sweetgreen Inc, Cl A *	12,493	443
Travel + Leisure Co	25,902	1,194
Tri Pointe Homes Inc *	43,921	1,990
Urban Outfitters Inc *	108,619	4,161
Valvoline Inc *	26,162	1,095
Whirlpool Corp	32,914	3,522
Wingstop Inc, Cl A	5,443	2,265
Xponential Fitness Inc, Cl A *	36,528	453
YETI Holdings Inc *	10,113	415

		74,017
Consumer Staples — 4.0%
BellRing Brands Inc *	38,613	2,345
Casey's General Stores Inc	3,776	1,419
Central Garden & Pet Co, Cl A *	3,300	120

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dole PLC	19,368	$315
elf Beauty Inc *	6,244	681
Hain Celestial Group Inc/The *	52,945	457
Ingles Markets Inc, Cl A	4,580	342
Ingredion Inc	10,278	1,412
Inter Parfums Inc	1,754	227
Lancaster Colony Corp	3,780	667
Lifeway Foods Inc *	17,976	466
MGP Ingredients Inc	6,177	514
Natural Grocers by Vitamin Cottage Inc	40,546	1,204
Performance Food Group Co *	17,510	1,372
Pilgrim's Pride Corp *	53,760	2,476
PriceSmart Inc	1,457	134
Primo Water Corp	66,993	1,692
Sprouts Farmers Market Inc *	43,296	4,780
TreeHouse Foods Inc *	29,294	1,230
Turning Point Brands Inc	5,649	244
Village Super Market Inc, Cl A	18,159	577
Vital Farms Inc *	32,085	1,125

		23,799
Energy — 5.2%
Archrock Inc	21,874	443
Berry Corp	110,820	570
Cactus Inc, Cl A	20,340	1,214
Centrus Energy Corp, Cl A *	5,857	321
ChampionX Corp	87,127	2,627
Chord Energy Corp	6,102	795
Civitas Resources Inc	42,526	2,155
Clean Energy Fuels Corp *	50,690	158
CNX Resources Corp *	73,582	2,396
Delek US Holdings Inc	212,517	3,985
DMC Global Inc *	10,413	135
Dorian LPG Ltd	4,322	149
DT Midstream Inc	3,910	307
Excelerate Energy Inc, Cl A	28,710	632
FutureFuel Corp	146,630	843
Golar LNG Ltd	9,614	353
HF Sinclair Corp	20,867	930
Matador Resources Co	20,409	1,009
Northern Oil & Gas Inc	29,189	1,034
Oceaneering International Inc, Cl A *	1,122	28
Permian Resources Corp, Cl A	112,227	1,527
Ranger Energy Services Inc, Cl A	50,928	606
REX American Resources Corp *	8,894	412
Riley Exploration Permian Inc	24,969	661
SFL Corp Ltd, Cl B	37,566	435
SM Energy Co	7,070	283
Teekay Corp *	118,931	1,094
Texas Pacific Land Corp	440	389
Tidewater Inc *	9,137	656
VAALCO Energy Inc	128,230	736
Veren Inc	277,092	1,704
Viper Energy Inc, Cl A	9,500	428

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weatherford International PLC	25,562	$2,171

		31,186
Financials — 22.3%
Acacia Research Corp *	28,335	132
AFC Gamma Inc ‡	41,875	428
Alerus Financial Corp	29,454	674
Amalgamated Financial Corp	46,192	1,449
Atlanticus Holdings Corp *	12,263	430
Baldwin Insurance Group Inc/The, Cl A *	8,000	398
Banco Latinoamericano de Comercio Exterior SA, Cl E	29,147	947
Bancorp Inc/The *	24,726	1,323
Bank7 Corp	8,533	320
BankUnited Inc	55,658	2,028
BayCom Corp	9,656	229
BGC Group Inc, Cl A	116,739	1,072
Business First Bancshares Inc	8,300	213
Camden National Corp	5,884	243
Capital Bancorp Inc	7,934	204
Capital City Bank Group Inc	3,840	136
Carter Bankshares Inc *	15,138	263
Cass Information Systems Inc	9,586	398
Chimera Investment Corp ‡	41,532	657
City Holding Co	6,427	755
Civista Bancshares Inc	7,497	134
CNO Financial Group Inc	135,101	4,742
Coastal Financial Corp/WA *	20,992	1,133
Cohen & Steers Inc	22,927	2,200
Colony Bankcorp Inc	24,573	381
Columbia Banking System Inc	252,777	6,600
Comerica Inc	62,233	3,728
Community Trust Bancorp Inc	3,280	163
ConnectOne Bancorp Inc	27,052	678
Crawford & Co, Cl A	31,655	347
CrossFirst Bankshares Inc *	15,103	252
Diamond Hill Investment Group Inc	6,330	1,023
Donegal Group Inc, Cl A	17,500	258
Donnelley Financial Solutions Inc *	15,829	1,042
Enova International Inc *	14,331	1,201
Esquire Financial Holdings Inc	16,438	1,072
Evercore Inc, Cl A	1,578	400
FactSet Research Systems Inc	2,495	1,147
Farmers National Banc Corp	10,414	158
Financial Institutions Inc	9,760	249
First American Financial Corp	16,188	1,069
First Commonwealth Financial Corp	131,862	2,261
First Community Bankshares Inc	12,350	533
First Financial Corp/IN	3,980	175
First Horizon Corp	93,774	1,456
First Interstate BancSystem Inc, Cl A	47,142	1,446
FNB Corp/PA	225,756	3,185
Fulton Financial Corp	36,814	667
Great Southern Bancorp Inc	6,000	344

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guaranty Bancshares Inc/TX	5,504	$189
Hamilton Lane Inc, Cl A	37,765	6,359
Hanover Insurance Group Inc/The, Cl A	11,111	1,646
HBT Financial Inc	24,003	525
HCI Group Inc	4,589	491
Home BancShares Inc/AR	53,745	1,456
HomeTrust Bancshares Inc	14,394	491
Independent Bank Corp	13,387	792
Independent Bank Corp/MI	10,940	365
Jack Henry & Associates Inc	6,741	1,190
Jackson Financial Inc, Cl A	52,043	4,748
James River Group Holdings Ltd	20,438	128
Jefferies Financial Group Inc	8,138	501
Kinsale Capital Group Inc	3,575	1,664
Lemonade Inc *	27,178	448
LendingTree Inc *	18,096	1,050
Lincoln National Corp	123,441	3,890
Mercantile Bank Corp	10,432	456
Merchants Bancorp/IN	2,587	116
Metrocity Bankshares Inc	5,646	173
MGIC Investment Corp	53,002	1,357
Midland States Bancorp Inc	6,930	155
Moelis & Co, Cl A	6,500	445
Moneylion Inc *	10,550	438
Morningstar Inc, Cl A	4,140	1,321
Mr Cooper Group Inc *	38,149	3,517
National Bank Holdings Corp, Cl A	16,751	705
NBT Bancorp Inc	23,599	1,044
NerdWallet Inc, Cl A *	10,630	135
New York Mortgage Trust Inc ‡	46,650	295
NMI Holdings Inc, Cl A *	32,807	1,351
Northrim BanCorp Inc	6,277	447
OFG Bancorp	23,876	1,073
Old National Bancorp/IN, Cl A	287,747	5,369
Old Republic International Corp	10,600	376
Old Second Bancorp Inc	26,200	409
OppFi Inc	36,505	173
Orrstown Financial Services Inc	39,111	1,406
Palomar Holdings Inc, Cl A *	2,898	274
Park National Corp	1,948	327
Pathward Financial Inc	8,249	545
Paysafe Ltd *	33,190	744
PennyMac Financial Services Inc	7,133	813
Peoples Bancorp Inc/OH	4,720	142
Peoples Financial Services Corp	3,000	141
Pinnacle Financial Partners Inc	17,635	1,728
Piper Sandler Cos	7,451	2,115
Ponce Financial Group Inc *	28,382	332
Primis Financial Corp	2,754	34
Princeton Bancorp Inc	164	6
PROG Holdings Inc	27,911	1,353
Prosperity Bancshares Inc	17,794	1,282
QCR Holdings Inc	11,352	840

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regional Management Corp	18,347	$600
Republic Bancorp Inc/KY, Cl A	15,882	1,037
S&T Bancorp Inc	9,700	407
Selectquote Inc *	182,020	395
Sezzle Inc *	2,191	374
Sierra Bancorp	22,745	657
Southern Missouri Bancorp Inc	13,305	752
Southern States Bancshares Inc	7,220	222
Stellar Bancorp Inc	5,650	146
StepStone Group Inc, Cl A	39,771	2,260
Sunrise Realty Trust Inc *‡	13,136	189
Timberland Bancorp Inc/WA	1,202	36
TPG RE Finance Trust Inc ‡	67,970	580
UMB Financial Corp	31,344	3,295
United Fire Group Inc	20,643	432
Unity Bancorp Inc	164	6
Universal Insurance Holdings Inc	48,105	1,066
Univest Financial Corp	45,173	1,271
Valley National Bancorp	138,231	1,252
Victory Capital Holdings Inc, Cl A	25,110	1,391
Voya Financial Inc	17,000	1,347
WaFd Inc	49,991	1,742
Waterstone Financial Inc	10,183	150
Westamerica BanCorp	11,961	591
Wintrust Financial Corp	20,772	2,254
World Acceptance Corp *	7,393	872
Zions Bancorp NA	67,917	3,207

		134,244
Health Care — 14.5%
Accuray Inc *	50,429	91
ACELYRIN Inc *	59,684	294
Actinium Pharmaceuticals Inc *	63,760	120
Addus HomeCare Corp *	4,963	660
ADMA Biologics Inc *	25,303	506
Agios Pharmaceuticals Inc *	7,433	330
Aldeyra Therapeutics Inc *	132,072	712
Alector Inc *	27,041	126
Altimmune Inc *	25,960	159
ALX Oncology Holdings Inc *	67,740	123
Amphastar Pharmaceuticals Inc *	13,484	654
ANI Pharmaceuticals Inc *	7,017	419
Anika Therapeutics Inc *	5,130	127
Annexon Inc *	34,103	202
Arcturus Therapeutics Holdings Inc *	6,530	152
Arcutis Biotherapeutics Inc *	45,910	427
Ardelyx Inc *	131,833	908
ARS Pharmaceuticals Inc *	45,166	655
Arvinas Inc *	14,475	357
Aveanna Healthcare Holdings Inc *	39,483	205
Avidity Biosciences Inc *	8,413	386
Axogen Inc *	34,414	482
Bioventus Inc, Cl A *	90,924	1,087
Blueprint Medicines Corp *	16,900	1,563

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brookdale Senior Living Inc, Cl A *	71,784	$487
CareDx Inc *	55,121	1,721
Catalyst Pharmaceuticals Inc *	40,761	810
CG oncology Inc *	4,580	173
Chemed Corp	1,983	1,192
Codexis Inc *	63,298	195
Coherus Biosciences Inc *	405,164	421
Collegium Pharmaceutical Inc *	68,292	2,639
Community Health Systems Inc *	97,242	590
Corcept Therapeutics Inc *	18,670	864
CorVel Corp *	1,217	398
Crinetics Pharmaceuticals Inc *	6,672	341
Doximity Inc, Cl A *	11,072	482
Edgewise Therapeutics Inc *	18,100	483
Editas Medicine Inc, Cl A *	55,882	191
Embecta Corp	22,550	318
Encompass Health Corp	42,894	4,145
Enhabit Inc *	15,640	124
Ensign Group Inc/The	17,922	2,578
Entrada Therapeutics Inc *	16,705	267
Envista Holdings Corp *	25,417	502
Evolus Inc *	34,672	562
Fate Therapeutics Inc *	75,356	264
Generation Bio Co *	142,595	352
Geron Corp *	85,000	386
Glaukos Corp *	4,385	571
Globus Medical Inc, Cl A *	17,009	1,217
Haemonetics Corp *	4,576	368
Halozyme Therapeutics Inc *	7,855	450
Harrow Inc *	21,925	986
Health Catalyst Inc *	70,618	575
HealthEquity Inc *	25,624	2,097
HealthStream Inc	5,460	157
Heron Therapeutics Inc *	74,561	148
Hims & Hers Health Inc *	67,313	1,240
ICU Medical Inc *	5,536	1,009
Inmode Ltd *	119,165	2,020
Insmed Inc *	10,750	785
Integra LifeSciences Holdings Corp *	92,172	1,675
iRadimed Corp	19,045	958
iTeos Therapeutics Inc *	11,124	114
Joint Corp/The *	32,036	366
Kiniksa Pharmaceuticals International Plc, Cl A *	20,627	515
Kodiak Sciences Inc *	51,290	134
Krystal Biotech Inc *	1,245	227
Lantheus Holdings Inc *	20,548	2,255
LeMaitre Vascular Inc	36,422	3,383
LifeMD Inc *	40,600	213
Longboard Pharmaceuticals Inc *	8,600	287
Lyell Immunopharma Inc *	137,984	190
MannKind Corp *	55,000	346
Medpace Holdings Inc *	6,269	2,093

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MeiraGTx Holdings plc *	38,683	$161
Merit Medical Systems Inc *	7,418	733
Mersana Therapeutics Inc *	92,590	175
Mesa Laboratories Inc	1,670	217
Mirum Pharmaceuticals Inc *	9,000	351
Myriad Genetics Inc *	7,163	196
Nkarta Inc *	18,179	82
Nurix Therapeutics Inc *	48,700	1,094
Nuvalent Inc, Cl A *	3,800	389
Nuvation Bio Inc *	124,444	285
Option Care Health Inc *	30,810	964
OraSure Technologies Inc *	168,272	719
Organogenesis Holdings Inc, Cl A *	160,742	460
ORIC Pharmaceuticals Inc *	11,442	117
Pacira BioSciences Inc *	57,790	870
PACS Group Inc *	10,239	409
Pennant Group Inc/The *	37,805	1,350
Perrigo Co PLC	40,519	1,063
PetIQ Inc, Cl A *	17,667	544
Phathom Pharmaceuticals Inc *	20,857	377
Phibro Animal Health Corp, Cl A	24,469	551
Poseida Therapeutics Inc, Cl A *	52,719	151
Prestige Consumer Healthcare Inc, Cl A *	29,184	2,104
PROCEPT BioRobotics Corp *	5,472	438
Puma Biotechnology Inc *	94,007	240
Quest Diagnostics Inc	7,499	1,164
QuidelOrtho Corp *	16,613	758
RadNet Inc *	5,752	399
RAPT Therapeutics Inc *	93,530	188
Recursion Pharmaceuticals Inc, Cl A *	21,151	139
Relay Therapeutics Inc *	47,325	335
Replimune Group Inc, Cl Rights *	27,740	304
Revance Therapeutics Inc *	37,750	196
REVOLUTION Medicines Inc *	8,011	363
Rigel Pharmaceuticals Inc *	28,414	460
SIGA Technologies Inc	51,189	346
Solid Biosciences Inc *	20,290	141
STERIS PLC	6,226	1,510
Stoke Therapeutics Inc *	38,985	479
Surmodics Inc *	13,652	529
Tactile Systems Technology Inc *	65,361	955
Tandem Diabetes Care Inc *	5,584	237
Tarsus Pharmaceuticals Inc *	18,635	613
Taysha Gene Therapies Inc *	54,176	109
Tenet Healthcare Corp *	3,050	507
TG Therapeutics Inc *	16,943	396
TransMedics Group Inc *	8,775	1,378
Travere Therapeutics Inc *	13,410	188
Twist Bioscience Corp *	9,326	421
UFP Technologies Inc *	1,625	515
Ultragenyx Pharmaceutical Inc *	5,500	306
US Physical Therapy Inc	11,855	1,003
Utah Medical Products Inc	13,096	876

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vanda Pharmaceuticals Inc *	134,417	$630
Vaxcyte Inc *	7,199	823
Veracyte Inc *	7,287	248
Verve Therapeutics Inc *	125,880	609
Waystar Holding Corp *	14,500	404
XOMA Royalty Corp *	5,400	143

		87,321
Industrials — 18.2%
AAON Inc	4,000	431
ABM Industries Inc	41,280	2,178
ACCO Brands Corp	149,850	820
AerSale Corp *	21,960	111
Air Lease Corp, Cl A	29,389	1,331
Allison Transmission Holdings Inc	10,947	1,052
American Superconductor Corp *	44,379	1,047
Argan Inc	5,688	577
Aris Water Solutions Inc, Cl A	43,854	740
Astec Industries Inc	40,837	1,304
Astronics Corp *	20,550	400
Atmus Filtration Technologies Inc	37,146	1,394
AZEK Co Inc/The, Cl A *	12,514	586
AZZ Inc	6,711	554
Barnes Group Inc	41,295	1,669
Barrett Business Services Inc	14,922	560
Blue Bird Corp *	5,785	277
Boise Cascade Co	1,793	253
Booz Allen Hamilton Holding Corp, Cl A	10,258	1,670
Brady Corp, Cl A	4,724	362
BrightView Holdings Inc *	36,500	575
Brink's Co/The	2,609	302
Broadridge Financial Solutions Inc	6,059	1,303
Brookfield Business Corp, Cl A	13,654	346
BWX Technologies Inc	19,299	2,098
CACI International Inc, Cl A *	4,430	2,235
Carlisle Cos Inc	3,110	1,399
CECO Environmental Corp *	7,971	225
Cimpress PLC *	9,362	767
Clean Harbors Inc *	8,404	2,031
Commercial Vehicle Group Inc *	48,694	158
Concentrix Corp	16,363	839
Construction Partners Inc, Cl A *	4,621	323
Costamare Inc	70,402	1,107
CSW Industrials Inc	1,546	566
Curtiss-Wright Corp	1,412	464
DXP Enterprises Inc/TX *	9,359	499
Dycom Industries Inc *	12,917	2,546
EMCOR Group Inc	1,217	524
Enerpac Tool Group Corp, Cl A	22,181	929
Ennis Inc	11,614	282
Enpro Inc	9,648	1,565
Enviri Corp *	123,485	1,277
ExlService Holdings Inc *	101,032	3,854
Franklin Covey Co *	19,132	787

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTAI Aviation Ltd	19,013	$2,527
Gates Industrial Corp PLC *	94,726	1,662
Genco Shipping & Trading Ltd	22,923	447
GFL Environmental Inc	36,845	1,469
Global Industrial Co	17,146	582
Graham Corp, Cl A *	4,150	123
Greenbrier Cos Inc/The	2,787	142
Griffon Corp	13,570	950
Heidrick & Struggles International Inc	6,576	256
Hexcel Corp, Cl A	32,775	2,026
HNI Corp	33,924	1,826
Hudson Technologies Inc *	41,100	343
Huntington Ingalls Industries Inc, Cl A	3,155	834
Huron Consulting Group Inc *	18,227	1,981
Hyster-Yale Inc	6,993	446
IBEX Holdings Ltd *	19,506	390
IES Holdings Inc *	1,626	325
Innodata Inc *	9,480	159
Insperity Inc, Cl A	8,639	760
Interface Inc, Cl A	70,246	1,333
ITT Inc	14,069	2,103
Karat Packaging Inc	21,470	556
Kelly Services Inc, Cl A	20,559	440
Kennametal Inc	17,731	460
Korn Ferry	22,413	1,686
L B Foster Co, Cl A *	5,743	117
Landstar System Inc	6,407	1,210
Limbach Holdings Inc *	8,718	660
Loar Holdings Inc *	5,600	418
LSI Industries Inc	32,470	524
Luxfer Holdings PLC ADR	24,490	317
Manitowoc Co Inc/The *	11,988	115
Matson Inc	2,371	338
Moog Inc, Cl A	1,765	357
Mueller Industries Inc	7,259	538
Mueller Water Products Inc, Cl A	20,208	439
NEXTracker Inc, Cl A *	12,980	487
Nordson Corp	4,687	1,231
Omega Flex Inc	2,730	136
PAM Transportation Services Inc *	7,513	139
Pangaea Logistics Solutions Ltd	14,028	101
Park-Ohio Holdings Corp	19,511	599
Parsons Corp *	30,085	3,119
Powell Industries Inc	2,069	459
Preformed Line Products Co	2,650	339
Primoris Services Corp	3,903	227
Regal Rexnord Corp	6,746	1,119
REV Group Inc	15,749	442
Rush Enterprises Inc, Cl A	16,761	886
Safe Bulkers Inc	199,465	1,033
Sensata Technologies Holding PLC	61,521	2,206
Shyft Group Inc/The	9,270	116
SkyWest Inc *	16,053	1,365

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SPX Technologies Inc *	4,828	$770
Standex International Corp	17,748	3,244
Steelcase Inc, Cl A	36,903	498
Sterling Infrastructure Inc *	13,386	1,941
Sun Country Airlines Holdings Inc *	42,290	474
Terex Corp	23,594	1,248
Tetra Tech Inc	28,030	1,322
TransUnion	12,607	1,320
Tutor Perini Corp *	44,823	1,217
UFP Industries Inc	9,351	1,227
UL Solutions Inc, Cl A	8,493	419
UniFirst Corp/MA	6,087	1,209
V2X Inc *	2,680	150
Valmont Industries Inc	9,918	2,876
Verra Mobility Corp, Cl A *	4,948	138
Viad Corp *	10,336	370
Virco Mfg. Corp	35,450	490
WESCO International Inc	13,491	2,266
Willdan Group Inc *	26,006	1,065
Willis Lease Finance Corp	1,020	152

		109,576
Information Technology — 9.8%
8x8 Inc *	196,820	402
ACI Worldwide Inc *	11,667	594
Agilysys Inc *	3,813	416
Alkami Technology Inc *	23,272	734
Appfolio Inc, Cl A *	456	107
Applied Digital Corp *	46,000	380
Arlo Technologies Inc *	23,220	281
AvePoint Inc *	37,872	446
Aviat Networks Inc *	8,972	194
Backblaze Inc, Cl A *	43,590	279
Badger Meter Inc	11,997	2,620
Belden Inc	17,694	2,073
Benchmark Electronics Inc	8,500	377
Bentley Systems Inc, Cl B	25,456	1,293
Braze Inc, Cl A *	16,052	519
Cirrus Logic Inc *	3,126	388
Clearfield Inc *	12,953	505
Clearwater Analytics Holdings Inc, Cl A *	16,800	424
Cognex Corp	28,987	1,174
Coherent Corp *	3,500	311
CommScope Holding Co Inc *	75,682	462
CommVault Systems Inc *	14,032	2,159
Consensus Cloud Solutions Inc *	29,790	702
Couchbase Inc *	24,958	402
Credo Technology Group Holding Ltd *	9,524	293
Digital Turbine Inc *	101,700	312
Diodes Inc *	14,143	906
Fabrinet *	10,974	2,595
Freshworks Inc, Cl A *	10,599	122
Hackett Group Inc/The	21,235	558
Harmonic Inc, Cl A *	140,069	2,041

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Immersion Corp	78,233	$698
Impinj Inc *	6,783	1,469
Intapp Inc *	16,672	797
Itron Inc *	3,704	396
Kulicke & Soffa Industries Inc	25,779	1,163
Littelfuse Inc	4,185	1,110
LiveRamp Holdings Inc *	27,214	674
Lumentum Holdings Inc *	33,037	2,094
Methode Electronics Inc	54,793	655
NETGEAR Inc *	43,370	870
Olo Inc, Cl A *	118,600	588
ON24 Inc *	92,848	568
OneSpan Inc *	67,061	1,118
Open Text Corp	57,391	1,910
PC Connection Inc	7,267	548
Photronics Inc *	173,036	4,284
Power Integrations Inc	20,390	1,307
Progress Software Corp	6,877	463
Q2 Holdings Inc *	25,949	2,070
Red Violet Inc *	22,526	641
Ribbon Communications Inc *	39,100	127
Rimini Street Inc *	125,425	232
Rogers Corp *	8,300	938
SEMrush Holdings Inc, Cl A *	9,790	154
Semtech Corp *	9,300	425
Silicon Laboratories Inc *	6,433	744
Silicon Motion Technology Corp ADR	46,978	2,853
SiTime Corp *	2,650	455
SolarWinds Corp	75,730	988
SPS Commerce Inc *	3,426	665
Turtle Beach Corp *	26,530	407
Universal Display Corp	6,880	1,444
Viavi Solutions Inc *	122,935	1,109
Yext Inc *	71,880	497
Zeta Global Holdings Corp, Cl A *	21,822	651

		59,181
Materials — 4.7%
Alpha Metallurgical Resources Inc	1,122	265
American Vanguard Corp, Cl B	7,268	39
Arcadium Lithium PLC *	157,170	448
Aspen Aerogels Inc *	15,253	422
ATI Inc *	4,633	310
Axalta Coating Systems Ltd *	22,907	829
Cabot Corp	17,909	2,002
Caledonia Mining Corp PLC	31,132	466
Chemours Co/The	57,467	1,168
Cleveland-Cliffs Inc *	212,483	2,713
Commercial Metals Co, Cl A	50,707	2,787
Ecovyst Inc *	43,000	295
FMC Corp	58,931	3,886
Greif Inc, Cl B	5,233	365
Ingevity Corp *	14,619	570
Innospec Inc	6,141	694

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kronos Worldwide Inc	70,060	$872
Louisiana-Pacific Corp	3,153	339
Minerals Technologies Inc	10,332	798
O-I Glass Inc, Cl I *	47,500	623
Olympic Steel Inc	3,264	127
Pactiv Evergreen Inc	7,944	91
Quaker Chemical Corp	6,380	1,075
Ranpak Holdings Corp, Cl A *	50,670	331
Rayonier Advanced Materials Inc *	51,874	444
Reliance Inc	5,534	1,601
Silgan Holdings Inc	13,245	695
SunCoke Energy Inc	43,283	376
Sylvamo Corp	26,265	2,255
Universal Stainless & Alloy Products Inc *	25,491	985
Warrior Met Coal Inc	6,056	387

		28,258
Real Estate — 5.1%
Agree Realty Corp ‡	28,463	2,144
Alexander's Inc ‡	4,303	1,043
Alpine Income Property Trust Inc ‡	9,648	176
American Healthcare REIT Inc ‡	13,900	363
Braemar Hotels & Resorts Inc ‡	60,465	187
Brixmor Property Group Inc ‡	13,800	384
CareTrust REIT Inc ‡	14,213	439
CBL & Associates Properties Inc ‡	9,920	250
COPT Defense Properties ‡	42,190	1,280
CTO Realty Growth Inc ‡	45,900	873
CubeSmart ‡	22,637	1,219
eXp World Holdings Inc	64,474	908
Farmland Partners Inc ‡	69,920	731
FirstService Corp	5,240	956
Forestar Group Inc *	28,138	911
Gladstone Commercial Corp ‡	59,253	962
Healthpeak Properties Inc ‡	23,913	547
Highwoods Properties Inc ‡	108,030	3,620
National Storage Affiliates Trust ‡	29,134	1,404
Newmark Group Inc, Cl A	216,615	3,364

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orion Office REIT Inc ‡	188,880	$755
Piedmont Office Realty Trust Inc, Cl A ‡	13,669	138
Postal Realty Trust Inc, Cl A ‡	17,713	259
Real Brokerage Inc/The *	27,914	155
Redfin Corp *	25,760	323
RMR Group Inc/The, Cl A	33,688	855
Ryman Hospitality Properties Inc ‡	13,939	1,495
Sabra Health Care REIT Inc ‡	22,846	425
Safehold Inc ‡	4,961	130
Saul Centers Inc ‡	17,917	752
STAG Industrial Inc ‡	37,464	1,464
Terreno Realty Corp ‡	18,313	1,224
Universal Health Realty Income Trust ‡	12,360	565
Vornado Realty Trust ‡	11,246	443
Whitestone REIT, Cl B ‡	10,040	136

		30,880
Utilities — 1.3%
Black Hills Corp, Cl A	12,405	758
Brookfield Infrastructure Corp, Cl A	33,177	1,441
Chesapeake Utilities Corp	10,402	1,292
IDACORP Inc, Cl A	10,057	1,037
Portland General Electric Co	38,998	1,868
Pure Cycle Corp *	12,450	134
Spire Inc	8,952	602
Talen Energy Corp *	2,550	454

		7,586
Total Common Stock
(Cost $460,514) ($ Thousands)		596,672

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	4,409,117	4,409
Total Cash Equivalent
(Cost $4,409) ($ Thousands)		4,409
Total Investments in Securities — 99.9%
(Cost $464,923) ($ Thousands)		$601,081

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	11	Dec-2024	$1,213	$1,237	$24

Percentages are based on Net Assets of $601,695 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Fund (Concluded)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	596,672	–	–	596,672
Cash Equivalent	4,409	–	–	4,409
Total Investments in Securities	601,081	–	–	601,081

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	24	–	–	24
Total Other Financial Instruments	24	–	–	24

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$381	$6,659	$(7,039)	$—	$(1)	$—	$10	$—
SEI Daily Income Trust, Government Fund, Institutional Class	5,314	196,377	(197,282)	—	—	4,409	285	—
Totals	$5,695	$203,036	$(204,321)	$–	$(1)	$4,409	$295	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.8%

Communication Services — 2.0%
Advantage Solutions Inc *	31,702	$109
AMC Networks Inc, Cl A *	13,846	120
Bumble Inc, Cl A *	24,692	158
Cinemark Holdings Inc *	38,955	1,085
Entravision Communications Corp, Cl A	16,827	35
Nexstar Media Group Inc, Cl A	7,159	1,184
Outbrain Inc *	16,293	79
Playstudios Inc *	47,870	72
Playtika Holding Corp	48,000	380
Scholastic Corp, Cl B	10,347	331
Shutterstock Inc	11,577	409
TEGNA Inc	80,099	1,264
Telephone and Data Systems Inc	21,559	501
Yelp Inc, Cl A *	5,471	192
Ziff Davis Inc *	30,843	1,501

		7,420
Consumer Discretionary — 13.2%
Aaron's Co Inc/The	16,885	168
Academy Sports & Outdoors Inc	9,753	569
Adient PLC *	36,577	826
ADT Inc	63,464	459
Advance Auto Parts Inc	16,919	660
American Eagle Outfitters Inc	8,321	186
American Public Education Inc *	6,500	96
Biglari Holdings Inc, Cl B *	257	44
Bloomin' Brands Inc	178,258	2,947
Brinker International Inc *	18,557	1,420
Build-A-Bear Workshop Inc	2,889	99
Capri Holdings Ltd *	9,676	411
Carriage Services Inc, Cl A	10,044	330
Carter's Inc	14,752	959
Cheesecake Factory Inc/The	12,906	523
Chegg Inc *	49,047	87
Despegar.com *	19,029	236
Dick's Sporting Goods Inc	2,031	424
Dillard's Inc, Cl A	168	64
Dorman Products Inc *	7,468	845
Genesco Inc *	4,400	120
Gentex Corp	24,604	730
G-III Apparel Group Ltd *	32,354	987
Goodyear Tire & Rubber Co/The *	178,018	1,575
Group 1 Automotive Inc	5,788	2,217
Guess? inc, Cl 3	26,295	529
H&R Block Inc	20,813	1,323
Harley-Davidson Inc, Cl A	16,857	650
Haverty Furniture Cos Inc	22,645	622
Installed Building Products Inc	3,850	948
Jack in the Box Inc	6,109	284
JAKKS Pacific Inc *	3,144	80
KB Home	16,783	1,438
La-Z-Boy Inc, Cl Z	40,294	1,730

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Macy's Inc	26,059	$409
Meritage Homes Corp	9,181	1,883
Modine Manufacturing Co *	9,148	1,215
Movado Group Inc	6,975	130
Murphy USA Inc	3,019	1,488
ODP Corp/The *	27,310	812
Oxford Industries Inc, Cl A	3,532	306
Perdoceo Education Corp	24,440	544
Playa Hotels & Resorts NV *	45,820	355
Polaris Inc	7,294	607
PVH Corp	7,655	772
Sally Beauty Holdings Inc *	39,279	533
Signet Jewelers Ltd	18,188	1,876
Steven Madden Ltd	17,128	839
Super Group SGHC Ltd	61,000	221
Taylor Morrison Home Corp, Cl A *	15,937	1,120
Travel + Leisure Co	10,483	483
Tri Pointe Homes Inc *	65,049	2,947
Upbound Group Inc	17,303	554
Urban Outfitters Inc *	70,890	2,716
Valvoline Inc *	19,695	824
Vera Bradley Inc *	9,000	49
Weyco Group Inc	1,784	61
Whirlpool Corp	22,142	2,369
Winnebago Industries Inc	10,665	620
YETI Holdings Inc *	7,408	304

		48,623
Consumer Staples — 3.9%
Andersons Inc/The	12,000	602
Cal-Maine Foods Inc	15,028	1,125
Dole PLC	31,637	515
Edgewell Personal Care Co	3,400	124
Energizer Holdings Inc	17,122	544
Hain Celestial Group Inc/The *	24,806	214
Herbalife Ltd *	41,319	297
Ingles Markets Inc, Cl A	14,259	1,064
Ingredion Inc	17,146	2,356
Lancaster Colony Corp	2,931	518
Medifast Inc	4,438	85
MGP Ingredients Inc	4,835	402
Nature's Sunshine Products Inc *	5,531	75
Nu Skin Enterprises Inc, Cl A	21,481	158
Performance Food Group Co *	13,223	1,036
Pilgrim's Pride Corp *	31,704	1,460
PriceSmart Inc	8,245	757
SpartanNash Co	16,998	381
Spectrum Brands Holdings Inc	6,833	650
Sprouts Farmers Market Inc *	4,244	469
TreeHouse Foods Inc *	21,163	888
USANA Health Sciences Inc *	4,571	173
Village Super Market Inc, Cl A	11,753	374

		14,267

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 8.1%
Berry Corp	23,570	$121
Cactus Inc, Cl A	15,004	895
California Resources Corp	25,345	1,330
ChampionX Corp	37,624	1,134
Chord Energy Corp	4,833	629
Civitas Resources Inc	20,158	1,021
CNX Resources Corp *	91,942	2,995
CONSOL Energy Inc	9,995	1,046
CVR Energy Inc	12,815	295
Delek US Holdings Inc	156,436	2,933
DHT Holdings Inc	42,923	473
FutureFuel Corp	8,129	47
Gulfport Energy Corp *	4,891	740
Helmerich & Payne Inc	64,088	1,950
HF Sinclair Corp	42,229	1,882
International Seaways Inc	2,474	128
Liberty Energy Inc, Cl A	70,226	1,341
Murphy Oil Corp	27,404	925
Par Pacific Holdings Inc *	22,991	405
Patterson-UTI Energy Inc	33,965	260
PBF Energy Inc, Cl A	64,493	1,996
Peabody Energy Corp	33,902	900
Permian Resources Corp, Cl A	83,783	1,140
ProPetro Holding Corp *	15,260	117
Ranger Energy Services Inc, Cl A	5,347	64
REX American Resources Corp *	4,082	189
RPC Inc	37,502	238
SandRidge Energy Inc	12,826	157
Scorpio Tankers Inc	13,604	970
SM Energy Co	11,443	457
Teekay Corp *	27,556	253
VAALCO Energy Inc	43,000	247
Veren Inc	185,473	1,141
World Kinect Corp	46,654	1,442

		29,861
Financials — 28.2%
AFC Gamma Inc ‡	6,041	62
Amalgamated Financial Corp	7,854	246
Apollo Commercial Real Estate Finance Inc ‡	20,183	185
Arbor Realty Trust Inc ‡	49,972	778
Associated Banc-Corp	52,671	1,135
Axis Capital Holdings Ltd	11,389	907
Axos Financial Inc *	15,326	964
Banco Latinoamericano de Comercio Exterior SA, Cl E	39,446	1,282
Bank of NT Butterfield & Son Ltd/The	37,593	1,386
Bank OZK	18,682	803
BankUnited Inc	38,307	1,396
Bankwell Financial Group Inc	2,799	84
Banner Corp	9,299	554
BayCom Corp	4,440	105

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BCB Bancorp Inc	4,520	$56
Berkshire Hills Bancorp Inc	25,494	687
Bread Financial Holdings Inc	20,426	972
Camden National Corp	15,398	636
Capital Bancorp Inc	2,753	71
Carlyle Secured Lending Inc	27,478	466
Carter Bankshares Inc *	9,500	165
Cathay General Bancorp	27,435	1,178
Central Pacific Financial Corp	31,755	937
Chimera Investment Corp ‡	33,086	524
ChoiceOne Financial Services	2,800	87
City Holding Co	5,043	592
Civista Bancshares Inc	6,714	120
CNB Financial Corp/PA	5,063	122
CNO Financial Group Inc	185,105	6,497
Columbia Banking System Inc	174,099	4,546
Comerica Inc	41,727	2,500
Community Trust Bancorp Inc	10,574	525
Crawford & Co, Cl A	5,301	58
CrossFirst Bankshares Inc *	15,268	255
Customers Bancorp Inc *	7,424	345
Diamond Hill Investment Group Inc	780	126
Employers Holdings Inc	16,658	799
Enova International Inc *	6,230	522
Fidelis Insurance Holdings Ltd	26,269	474
Financial Institutions Inc	4,854	124
First American Financial Corp	11,778	777
First BanCorp/Puerto Rico	86,946	1,841
First Bank/Hamilton NJ	7,370	112
First Busey Corp	35,112	914
First Business Financial Services Inc	3,336	152
First Commonwealth Financial Corp	135,986	2,332
First Financial Corp/IN	11,262	494
First Horizon Corp	137,240	2,131
First Interstate BancSystem Inc, Cl A	34,426	1,056
Flushing Financial Corp	20,926	305
FNB Corp/PA	213,282	3,009
FS KKR Capital Corp	33,040	652
Fulton Financial Corp	82,905	1,503
Genworth Financial Inc, Cl A *	308,456	2,113
Golub Capital BDC Inc	36,235	548
Great Southern Bancorp Inc	4,977	285
Greenlight Capital Re Ltd, Cl A *	532	7
Hamilton Insurance Group, Cl B *	5,000	97
Hancock Whitney Corp, Cl A	22,383	1,145
Hanmi Financial Corp	33,468	623
Hanover Insurance Group Inc/The, Cl A	8,274	1,225
Hope Bancorp Inc	63,947	803
Independent Bank Corp	9,962	589
Independent Bank Corp/MI	7,901	264
Invesco Mortgage Capital Inc ‡	14,900	140
Jackson Financial Inc, Cl A	68,564	6,255
James River Group Holdings Ltd	16,619	104

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ladder Capital Corp, Cl A ‡	45,193	$524
Lincoln National Corp	82,050	2,585
MGIC Investment Corp	93,074	2,383
Midland States Bancorp Inc	8,359	187
Mr Cooper Group Inc *	9,279	855
National Bank Holdings Corp, Cl A	13,210	556
Navient Corp	44,183	689
NCR Atleos Corp *	12,988	371
New Mountain Finance Corp	27,794	333
NMI Holdings Inc, Cl A *	17,417	717
Northeast Community Bancorp	4,400	116
Northrim BanCorp Inc	1,300	93
OceanFirst Financial Corp	21,938	408
OFG Bancorp	68,531	3,078
Old National Bancorp/IN, Cl A	227,880	4,252
Orrstown Financial Services Inc	3,530	127
Pagseguro Digital Ltd, Cl A *	79,836	687
Pathward Financial Inc	9,971	658
PCB Bancorp	5,397	101
PennantPark Investment Corp	44,828	313
PennyMac Financial Services Inc	5,559	634
Peoples Bancorp Inc/OH	11,912	358
Pinnacle Financial Partners Inc	12,877	1,262
Popular Inc	13,364	1,340
PROG Holdings Inc	18,407	893
Radian Group Inc	30,397	1,054
RBB Bancorp	4,906	113
Rithm Capital Corp ‡	82,722	939
Sierra Bancorp	4,509	130
Silvercrest Asset Management Group Inc, Cl A	5,443	94
Simmons First National Corp, Cl A	21,486	463
SiriusPoint Ltd *	12,973	186
Sixth Street Specialty Lending Inc	26,115	536
South Plains Financial Inc	3,417	116
Synovus Financial Corp	22,998	1,023
TPG RE Finance Trust Inc ‡	10,223	87
Trustmark Corp	19,548	622
Universal Insurance Holdings Inc	11,024	244
Univest Financial Corp	21,934	617
Valley National Bancorp	158,483	1,436
Veritex Holdings Inc	24,798	653
Victory Capital Holdings Inc, Cl A	15,220	843
Voya Financial Inc	12,800	1,014
WaFd Inc	37,480	1,306
Westamerica BanCorp	9,490	469
Western Union Co/The	48,000	573
Wintrust Financial Corp	14,773	1,603
Zions Bancorp NA	71,637	3,383

		103,771
Health Care — 7.1%
Alkermes PLC *	82,783	2,317
AMN Healthcare Services Inc *	9,275	393

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avanos Medical Inc *	10,285	$247
Collegium Pharmaceutical Inc *	48,421	1,871
Cross Country Healthcare Inc *	31,936	429
Encompass Health Corp	17,254	1,667
Envista Holdings Corp *	20,332	402
Exelixis Inc *	51,000	1,324
Globus Medical Inc, Cl A *	12,855	920
Halozyme Therapeutics Inc *	25,818	1,478
Harmony Biosciences Holdings Inc *	27,636	1,106
Inmode Ltd *	80,061	1,357
Innoviva Inc *	24,046	464
Integra LifeSciences Holdings Corp *	64,453	1,171
Ironwood Pharmaceuticals Inc, Cl A *	87,438	360
Jazz Pharmaceuticals PLC *	8,000	891
Lantheus Holdings Inc *	8,504	933
Option Care Health Inc *	23,200	726
OraSure Technologies Inc *	31,902	136
Organon & Co	76,606	1,466
Owens & Minor Inc *	31,178	489
Pacira BioSciences Inc *	7,597	114
Patterson Cos Inc	34,391	751
Pediatrix Medical Group Inc *	31,915	370
Premier Inc, Cl A	33,245	665
Prestige Consumer Healthcare Inc, Cl A *	35,627	2,569
QuidelOrtho Corp *	12,958	591
Select Medical Holdings Corp	16,418	573
SIGA Technologies Inc	62	—
Tactile Systems Technology Inc *	9,500	139
Vanda Pharmaceuticals Inc *	17,148	80
Varex Imaging Corp *	14,589	174

		26,173
Industrials — 15.2%
ABM Industries Inc	40,922	2,159
ACCO Brands Corp	190,904	1,044
Alaska Air Group Inc *	11,939	540
Allison Transmission Holdings Inc	17,820	1,712
American Woodmark Corp *	6,300	589
Apogee Enterprises Inc	15,137	1,060
ArcBest Corp	9,383	1,018
Argan Inc	1,080	110
Astec Industries Inc	27,407	875
Atkore Inc	10,476	888
AZEK Co Inc/The, Cl A *	9,454	442
Barnes Group Inc	27,786	1,123
BlueLinx Holdings Inc *	3,291	347
Boise Cascade Co	11,346	1,600
BrightView Holdings Inc *	17,919	282
BWX Technologies Inc	6,706	729
CACI International Inc, Cl A *	2,710	1,367
Clean Harbors Inc *	6,184	1,495
Commercial Vehicle Group Inc *	19,327	63
Conduent Inc *	63,000	254
CoreCivic Inc *‡	8,107	103

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Costamare Inc	20,025	$315
CSG Systems International Inc	11,758	572
Deluxe Corp	28,534	556
EMCOR Group Inc	921	397
Enerpac Tool Group Corp, Cl A	17,113	717
Ennis Inc	16,161	393
Enpro Inc	7,305	1,185
Enviri Corp *	50,414	521
ExlService Holdings Inc *	19,325	737
Fluor Corp *	10,404	496
Gates Industrial Corp PLC *	123,274	2,163
Griffon Corp	11,577	810
Heidrick & Struggles International Inc	7,527	293
Hexcel Corp, Cl A	10,686	661
Huron Consulting Group Inc *	11,980	1,302
Hyster-Yale Inc	4,696	300
Interface Inc, Cl A	37,252	707
ITT Inc	10,503	1,570
Kelly Services Inc, Cl A	28,888	619
Kennametal Inc	12,177	316
Korn Ferry	13,177	991
ManpowerGroup Inc	5,196	382
Masterbrand Inc *	17,425	323
MillerKnoll Inc	2,992	74
Moog Inc, Cl A	2,317	468
MRC Global Inc *	24,540	313
Mueller Industries Inc	39,070	2,895
Oshkosh Corp	12,487	1,251
Pangaea Logistics Solutions Ltd	13,000	94
Park-Ohio Holdings Corp	7,641	235
Primoris Services Corp	12,901	749
Radiant Logistics Inc *	8,313	53
Regal Rexnord Corp	5,136	852
Resideo Technologies Inc *	58,889	1,186
Resources Connection Inc	14,890	144
Rush Enterprises Inc, Cl A	10,885	575
Ryder System Inc	15,023	2,190
Safe Bulkers Inc	28,781	149
Sensata Technologies Holding PLC	20,450	733
SkyWest Inc *	12,390	1,053
Standex International Corp	7,294	1,333
Steelcase Inc, Cl A	39,342	531
Terex Corp	29,364	1,554
Timken Co/The	11,139	939
Titan International Inc *	20,295	165
Tutor Perini Corp *	14,384	391
Universal Logistics Holdings Inc	3,140	135
Valmont Industries Inc	3,349	971
Wabash National Corp	49,666	953
WESCO International Inc	10,688	1,795

		55,907
Information Technology — 6.7%
Amkor Technology Inc	46,898	1,435

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avnet Inc	21,894	$1,189
Belden Inc	4,182	490
Cirrus Logic Inc *	9,582	1,190
Clearfield Inc *	7,986	311
Diodes Inc *	8,641	554
Harmonic Inc, Cl A *	106,167	1,547
Lumentum Holdings Inc *	20,261	1,284
NetScout Systems Inc *	7,694	168
Open Text Corp	38,100	1,268
Photronics Inc *	146,532	3,628
Rimini Street Inc *	11,454	21
Rogers Corp *	6,214	702
Sanmina Corp *	45,150	3,091
ScanSource Inc *	20,598	989
Silicon Laboratories Inc *	4,994	577
Silicon Motion Technology Corp ADR	31,533	1,915
TD SYNNEX Corp	6,744	810
TTM Technologies Inc *	53,625	979
Unisys Corp *	28,178	160
Viavi Solutions Inc *	89,386	806
Vishay Intertechnology Inc	13,192	250
Vontier Corp	18,208	614
Xerox Holdings Corp	49,283	512

		24,490
Materials — 6.1%
AdvanSix Inc	18,902	574
Alpha Metallurgical Resources Inc	3,338	788
Arcadium Lithium PLC *	117,224	334
Axalta Coating Systems Ltd *	17,325	627
Berry Global Group Inc	13,313	905
Cabot Corp	9,130	1,020
Chemours Co/The	53,549	1,088
Cleveland-Cliffs Inc *	142,371	1,818
Commercial Metals Co, Cl A	61,656	3,389
Ecovyst Inc *	30,000	206
FMC Corp	39,599	2,611
Greif Inc, Cl A	19,521	1,223
Ingevity Corp *	18,227	711
Innospec Inc	4,620	523
Koppers Holdings Inc	17,951	656
LSB Industries Inc *	23,649	190
Metallus Inc *	13,000	193
Minerals Technologies Inc	1,133	88
O-I Glass Inc, Cl I *	80,245	1,053
Rayonier Advanced Materials Inc *	27,135	232
Ryerson Holding Corp	17,240	343
Silgan Holdings Inc	20,394	1,071
SSR Mining Inc	16,036	91
SunCoke Energy Inc	74,883	650
Sylvamo Corp	7,378	633
Valhi Inc	1,055	35

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Warrior Met Coal Inc	18,112	$1,157

		22,209
Real Estate — 6.5%
Agree Realty Corp ‡	17,843	1,344
American Assets Trust Inc ‡	35,004	935
Apple Hospitality REIT Inc ‡	36,183	537
Brandywine Realty Trust ‡	41,989	228
Brixmor Property Group Inc ‡	22,151	617
Chatham Lodging Trust ‡	23,302	199
COPT Defense Properties ‡	31,270	948
Cousins Properties Inc ‡	30,000	884
Cushman & Wakefield PLC *	14,667	200
DiamondRock Hospitality Co ‡	82,866	723
Diversified Healthcare Trust ‡	62,259	261
EPR Properties, Cl A ‡	18,410	903
Forestar Group Inc *	7,100	230
Healthpeak Properties Inc ‡	18,714	428
Highwoods Properties Inc ‡	99,115	3,321
Kilroy Realty Corp ‡	21,628	837
Kite Realty Group Trust ‡	28,357	753
National Storage Affiliates Trust ‡	21,489	1,036
Newmark Group Inc, Cl A	101,341	1,574
Orion Office REIT Inc ‡	26,669	107
Paramount Group Inc ‡	15,000	74
Park Hotels & Resorts Inc ‡	45,000	635
Pebblebrook Hotel Trust ‡	47,282	626
Piedmont Office Realty Trust Inc, Cl A ‡	32,149	325
RLJ Lodging Trust ‡	121,948	1,119
Sabra Health Care REIT Inc ‡	65,926	1,227
Service Properties Trust ‡	36,912	168
SITE Centers ‡	8,700	526
STAG Industrial Inc ‡	28,520	1,115
Summit Hotel Properties Inc ‡	4,100	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sunstone Hotel Investors Inc ‡	82,103	$847
Uniti Group Inc ‡	98,864	558
Xenia Hotels & Resorts Inc ‡	43,163	638

		23,951
Utilities — 1.8%
Black Hills Corp, Cl A	9,683	592
Genie Energy Ltd, Cl B	7,319	119
Hawaiian Electric Industries Inc	45,500	440
IDACORP Inc, Cl A	7,389	762
National Fuel Gas Co	19,951	1,209
Northwest Natural Holding Co	4,103	168
Portland General Electric Co	29,486	1,412
Southwest Gas Holdings Inc	3,200	236
Spire Inc	7,114	479
UGI Corp	47,039	1,177

		6,594
Total Common Stock
(Cost $279,943) ($ Thousands)		363,266

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	3,907,920	3,908
Total Cash Equivalent
(Cost $3,908) ($ Thousands)		3,908
Total Investments in Securities — 99.9%
(Cost $283,851) ($ Thousands)		$367,174

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	21	Dec-2024	$2,317	$2,362	$45

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Value Fund (Concluded)

Percentages are based on Net Assets of $367,694 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	363,266	–	–	363,266
Cash Equivalent	3,908	–	–	3,908
Total Investments in Securities	367,174	–	–	367,174

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	45	–	–	45
Total Other Financial Instruments	45	–	–	45

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1,689	$6,725	$(8,413)	$2	$(3)	$—	$61	$—
SEI Daily Income Trust, Government Fund, Institutional Class	3,706	71,069	(70,867)	—	—	3,908	181	—
Totals	$5,395	$77,794	$(79,280)	$2	$(3)	$3,908	$242	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 1.4%
AST SpaceMobile Inc, Cl A *	28,613	$748
Cinemark Holdings Inc *	50,896	1,417
Gannett Co Inc *	31,546	177
Grindr Inc *	53,255	636
IMAX Corp *	28,926	593
Madison Square Garden Entertainment, Cl A *	18,809	800
MediaAlpha Inc, Cl A *	37,000	670

		5,041
Consumer Discretionary — 13.9%
Abercrombie & Fitch Co, Cl A *	21,416	2,996
Adtalem Global Education Inc *	34,354	2,593
American Eagle Outfitters Inc	26,370	590
Aramark	14,322	555
Boot Barn Holdings Inc *	5,258	880
Brinker International Inc *	11,024	844
Cava Group Inc *	8,059	998
Century Communities Inc	17,137	1,765
Dorman Products Inc *	6,657	753
Etsy Inc *	21,242	1,180
Floor & Decor Holdings Inc, Cl A *	7,504	932
Fox Factory Holding Corp *	19,762	820
Frontdoor Inc *	17,632	846
Funko Inc, Cl A *	41,208	504
G-III Apparel Group Ltd *	29,312	895
Green Brick Partners Inc *	10,443	872
H&R Block Inc	11,900	756
KB Home	40,622	3,481
Kontoor Brands Inc	18,787	1,536
Latham Group Inc *	18,064	123
Life Time Group Holdings Inc *	29,474	720
M/I Homes Inc *	9,513	1,630
Meritage Homes Corp	3,277	672
Modine Manufacturing Co *	31,529	4,187
Newell Brands Inc, Cl B	66,865	513
Pool Corp	2,648	998
Revolve Group Inc, Cl A *	76,693	1,900
Rocky Brands Inc	8,564	273
Rush Street Interactive Inc *	120,522	1,308
SharkNinja Inc	9,215	1,002
Signet Jewelers Ltd	7,631	787
Stride Inc *	34,413	2,936
Sweetgreen Inc, Cl A *	22,431	795
Taylor Morrison Home Corp, Cl A *	9,465	665
TopBuild Corp *	2,178	886
TRI Pointe Homes Inc *	45,293	2,052
Upbound Group Inc	19,050	609
Urban Outfitters Inc *	34,400	1,318
Warby Parker, Cl A *	82,317	1,344
Wingstop Inc, Cl A	1,419	590

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
YETI Holdings Inc *	32,932	$1,351

		50,455
Consumer Staples — 4.1%
BellRing Brands Inc *	41,969	2,548
Dole PLC	15,961	260
Edgewell Personal Care Co	20,870	758
elf Beauty Inc *	16,003	1,745
Natural Grocers by Vitamin Cottage Inc	11,402	339
Pilgrim's Pride Corp *	18,450	850
Primo Water Corp	57,350	1,448
Sprouts Farmers Market Inc *	50,846	5,614
Turning Point Brands Inc	2,353	102
Vital Farms Inc *	40,587	1,423

		15,087
Energy — 3.1%
Archrock Inc	15,284	309
Ardmore Shipping Corp	37,424	677
Delek US Holdings Inc	19,867	372
DT Midstream Inc	11,706	921
Golar LNG Ltd	17,652	649
Helmerich & Payne Inc	23,495	715
International Seaways Inc	13,648	704
Matador Resources Co	9,086	449
Northern Oil & Gas Inc	14,700	520
Oceaneering International Inc, Cl A *	13,738	342
Scorpio Tankers Inc	10,951	781
SM Energy Co	18,604	744
Texas Pacific Land Corp	880	779
Tidewater Inc *	7,595	545
Viper Energy Inc, Cl A	15,878	716
Weatherford International PLC	24,146	2,050

		11,273
Financials — 14.9%
1st Source Corp	9,302	557
Amalgamated Financial Corp	3,047	96
Baldwin Insurance Group Inc/The, Cl A *	10,560	526
Bancorp Inc/The *	15,795	845
BankUnited Inc	58,058	2,116
BGC Group Inc, Cl A	71,684	658
Camden National Corp	6,311	261
CNO Financial Group Inc	11,100	390
Cohen & Steers Inc	4,729	454
ConnectOne Bancorp Inc	11,713	293
Donnelley Financial Solutions Inc *	9,668	636
Enact Holdings Inc	9,835	357
Enova International Inc *	18,617	1,560
Enterprise Financial Services Corp	4,429	227
Euronet Worldwide Inc *	6,499	645
Evercore Inc, Cl A	2,196	556
First BanCorp/Puerto Rico	16,674	353
First Financial Bancorp	20,422	515

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fulton Financial Corp	79,919	$1,449
Goosehead Insurance Inc, Cl A *	21,005	1,876
Hamilton Lane Inc, Cl A	36,662	6,173
Hancock Whitney Corp, Cl A	4,092	209
HCI Group Inc	3,490	374
Houlihan Lokey Inc, Cl A	9,875	1,560
Independent Bank Corp	5,838	345
Jefferies Financial Group Inc	10,084	621
Kinsale Capital Group Inc	1,798	837
Lemonade Inc *	9,883	163
MarketAxess Holdings Inc	3,430	879
Moelis & Co, Cl A	9,388	643
Morningstar Inc, Cl A	4,687	1,496
Mr Cooper Group Inc *	38,422	3,542
NBT Bancorp Inc	16,036	709
NMI Holdings Inc, Cl A *	28,436	1,171
OFG Bancorp	21,670	973
Old Republic International Corp	13,878	492
Orrstown Financial Services Inc	9,681	348
Palomar Holdings Inc, Cl A *	6,152	582
Park National Corp	8,193	1,376
Pathward Financial Inc	13,160	869
Paysafe Ltd *	5,706	128
PennyMac Financial Services Inc	5,345	609
Piper Sandler Cos	7,367	2,091
PJT Partners Inc, Cl A	2,585	345
PROG Holdings Inc	33,756	1,637
QCR Holdings Inc	8,195	607
S&T Bancorp Inc	30,169	1,266
Sezzle Inc *	3,490	595
Skyward Specialty Insurance Group Inc *	6,492	264
StepStone Group Inc, Cl A	29,521	1,678
Trustmark Corp	8,134	259
UMB Financial Corp	29,204	3,070
Unity Bancorp Inc	135	5
Victory Capital Holdings Inc, Cl A	21,964	1,217
Virtu Financial Inc, Cl A	13,490	411
WaFd Inc	40,531	1,412
WisdomTree Inc	82,979	829
WSFS Financial Corp	5,728	292

		54,447
Health Care — 20.9%
Addus HomeCare Corp *	8,811	1,172
ADMA Biologics Inc *	93,987	1,879
Agios Pharmaceuticals Inc *	17,242	766
Align Technology Inc *	3,898	991
Amneal Pharmaceuticals Inc *	85,379	710
Amphastar Pharmaceuticals Inc *	15,559	755
ANI Pharmaceuticals Inc *	10,258	612
Ardelyx Inc *	135,225	932
ARS Pharmaceuticals Inc *	63,578	922
Arvinas Inc *	15,687	386
Avidity Biosciences Inc *	19,493	895

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axogen Inc *	7,247	$102
Bio-Techne Corp	27,767	2,219
Bioventus Inc, Cl A *	16,131	193
Blueprint Medicines Corp *	22,787	2,108
CareDx Inc *	67,772	2,116
Catalyst Pharmaceuticals Inc *	67,179	1,335
Charles River Laboratories International Inc *	6,178	1,217
Collegium Pharmaceutical Inc *	15,700	607
Corcept Therapeutics Inc *	26,148	1,210
CorVel Corp *	1,832	599
Crinetics Pharmaceuticals Inc *	12,876	658
Doximity Inc, Cl A *	13,766	600
Edgewise Therapeutics Inc *	21,156	565
Ensign Group Inc/The	11,438	1,645
Geron Corp *	179,057	813
Glaukos Corp *	9,538	1,243
Haemonetics Corp *	7,868	632
Halozyme Therapeutics Inc *	14,511	831
Harrow Inc *	12,010	540
HealthEquity Inc *	30,229	2,474
Hims & Hers Health Inc *	75,762	1,396
ICU Medical Inc *	2,519	459
Insmed Inc *	22,934	1,674
iTeos Therapeutics Inc *	15,338	157
Kiniksa Pharmaceuticals International Plc, Cl A *	32,121	803
Krystal Biotech Inc *	5,595	1,018
Lantheus Holdings Inc *	25,745	2,825
LeMaitre Vascular Inc	23,113	2,147
Ligand Pharmaceuticals Inc *	8,817	882
LivaNova PLC *	6,468	340
Longboard Pharmaceuticals Inc *	24,485	816
Lyell Immunopharma Inc *	152,069	210
MannKind Corp *	68,604	432
Medpace Holdings Inc *	9,391	3,135
Merit Medical Systems Inc *	18,088	1,788
Mirum Pharmaceuticals Inc *	22,606	882
Myriad Genetics Inc *	16,954	464
NeoGenomics Inc *	19,518	288
Nkarta Inc *	29,215	132
Nurix Therapeutics Inc *	59,845	1,345
Nuvalent Inc, Cl A *	5,169	529
Nuvation Bio Inc *	73,343	168
Omnicell Inc *	14,000	610
Option Care Health Inc *	25,862	809
OraSure Technologies Inc *	62,237	266
Organon & Co	37,723	722
ORIC Pharmaceuticals Inc *	18,349	188
PACS Group Inc *	28,854	1,153
Pennant Group Inc/The *	14,136	505
Phathom Pharmaceuticals Inc *	34,738	628
Poseida Therapeutics Inc, Cl A *	69,897	200

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PROCEPT BioRobotics Corp *	11,816	$947
Progyny Inc *	54,845	919
Protagonist Therapeutics Inc *	18,046	812
RadNet Inc *	25,922	1,799
Relay Therapeutics Inc *	41,169	291
Repligen Corp *	9,028	1,344
REVOLUTION Medicines Inc *	16,656	755
Tandem Diabetes Care Inc *	15,963	677
Tarsus Pharmaceuticals Inc *	22,713	747
Tenet Healthcare Corp *	7,548	1,254
TG Therapeutics Inc *	57,120	1,336
TransMedics Group Inc *	8,555	1,343
Twist Bioscience Corp *	7,723	349
UFP Technologies Inc *	3,531	1,118
Ultragenyx Pharmaceutical Inc *	6,699	372
Vaxcyte Inc *	14,197	1,622
Veracyte Inc *	18,600	633
Vericel Corp *	14,720	622
Waystar Holding Corp *	14,742	411

		76,049
Industrials — 17.9%
AAON Inc	11,920	1,285
American Superconductor Corp *	41,224	973
Applied Industrial Technologies Inc, Cl A	3,195	713
Argan Inc	15,545	1,577
Armstrong World Industries Inc	4,944	650
Atmus Filtration Technologies Inc	23,694	889
AZZ Inc	17,877	1,477
Blue Bird Corp *	25,570	1,226
Boise Cascade Co	2,368	334
Booz Allen Hamilton Holding Corp, Cl A	3,625	590
Brady Corp, Cl A	8,269	634
Brink's Co/The	5,289	612
CACI International Inc, Cl A *	1,842	929
CECO Environmental Corp *	18,922	534
Cimpress PLC *	9,930	813
Comfort Systems USA Inc	2,595	1,013
Construction Partners Inc, Cl A *	20,628	1,440
Core & Main Inc, Cl A *	22,024	978
CSW Industrials Inc	2,111	773
Curtiss-Wright Corp	2,957	972
Douglas Dynamics Inc	29,258	807
Dycom Industries Inc *	15,007	2,958
Enviri Corp *	38,078	394
ExlService Holdings Inc *	116,572	4,447
FTAI Aviation Ltd	21,166	2,813
GATX Corp	4,105	544
Generac Holdings Inc *	10,113	1,607
Greenbrier Cos Inc/The	19,243	979
Griffon Corp	14,389	1,007
Heidrick & Struggles International Inc	8,671	337
HNI Corp	42,088	2,266
Huron Consulting Group Inc *	6,268	681

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IES Holdings Inc *	3,123	$623
Interface Inc, Cl A	40,902	776
Kelly Services Inc, Cl A	16,187	347
Korn Ferry	11,454	862
Limbach Holdings Inc *	4,751	360
Loar Holdings Inc *	9,400	701
Matson Inc	6,936	989
Moog Inc, Cl A	7,009	1,416
Mueller Industries Inc	13,928	1,032
Mueller Water Products Inc, Cl A	71,432	1,550
NEXTracker Inc, Cl A *	16,520	619
Pangaea Logistics Solutions Ltd	27,625	200
Parsons Corp *	23,277	2,413
Paycom Software Inc	9,094	1,515
Powell Industries Inc	2,094	465
Primoris Services Corp	20,727	1,204
REV Group Inc	18,543	520
Rush Enterprises Inc, Cl A	20,241	1,069
Safe Bulkers Inc	46,057	239
SkyWest Inc *	24,558	2,088
SPX Technologies Inc *	8,891	1,418
Sterling Infrastructure Inc *	16,566	2,402
Tetra Tech Inc	16,050	757
Trex Co Inc *	5,920	394
Trinity Industries Inc	15,852	552
Tutor Perini Corp *	38,769	1,053
UL Solutions Inc, Cl A	16,077	793
UniFirst Corp/MA	4,034	801
Verra Mobility Corp, Cl A *	11,408	317
Zurn Elkay Water Solutions	18,301	658

		65,385
Information Technology — 15.1%
ACI Worldwide Inc *	38,104	1,940
ACM Research Inc, Cl A *	41,061	834
Agilysys Inc *	6,812	742
Alarm.com Holdings Inc *	23,129	1,265
Alkami Technology Inc *	21,073	665
Appfolio Inc, Cl A *	4,005	943
Applied Digital Corp *	72,697	600
Aspen Technology Inc *	6,554	1,565
AvePoint Inc *	77,500	912
Badger Meter Inc	15,820	3,455
Belden Inc	17,446	2,043
Benchmark Electronics Inc	14,300	634
Braze Inc, Cl A *	15,594	504
CCC Intelligent Solutions Holdings Inc *	125,804	1,390
Cirrus Logic Inc *	6,653	826
Clear Secure, Cl A	20,036	664
Clearwater Analytics Holdings Inc, Cl A *	112,919	2,851
Coherent Corp *	10,607	943
CommScope Holding Co Inc *	88,883	543
CommVault Systems *	22,672	3,488
Couchbase Inc *	19,474	314

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Credo Technology Group Holding Ltd *	29,063	$895
Dynatrace Inc *	34,965	1,870
Fabrinet *	14,928	3,530
FormFactor Inc *	12,700	584
Globant SA *	13,220	2,619
Impinj Inc *	6,736	1,459
Intapp Inc *	28,316	1,354
InterDigital Inc	5,912	837
Itron Inc *	13,635	1,456
LiveRamp Holdings Inc *	36,338	900
Lumentum Holdings Inc *	6,223	394
OneSpan Inc *	22,889	382
Onto Innovation Inc *	4,370	907
OSI Systems Inc *	4,518	686
Progress Software Corp	8,209	553
Q2 Holdings Inc *	29,236	2,332
Semtech Corp *	12,822	585
SiTime Corp *	5,612	963
SolarWinds Corp	53,232	695
SPS Commerce Inc *	2,970	577
Tenable Holdings Inc *	8,994	364
TTM Technologies Inc *	33,021	603
Tyler Technologies Inc *	3,141	1,834
Zeta Global Holdings Corp, Cl A *	51,621	1,540

		55,040
Materials — 2.8%
Alpha Metallurgical Resources Inc	2,305	544
Aspen Aerogels Inc *	33,817	936
ATI Inc *	13,229	885
Balchem Corp	4,181	736
Cabot Corp	6,576	735
Caledonia Mining Corp PLC	7,692	115
Carpenter Technology Corp	2,412	385
Knife River Corp *	4,502	403
Louisiana-Pacific Corp	6,990	751
Minerals Technologies Inc	12,936	999
Rayonier Advanced Materials Inc *	30,933	265
Sealed Air Corp	20,912	759
Sylvamo Corp	27,677	2,376
Warrior Met Coal Inc	2,929	187
Worthington Steel	7,099	242

		10,318
Real Estate — 3.7%
Acadia Realty Trust ‡	37,854	889
Agree Realty Corp ‡	10,233	771
American Healthcare REIT Inc ‡	36,352	949
Braemar Hotels & Resorts Inc ‡	27,100	84
Brixmor Property Group Inc ‡	18,078	504
CareTrust REIT Inc ‡	17,344	535
COPT Defense Properties ‡	23,348	708
Essential Properties Realty Trust Inc ‡	20,051	685
Getty Realty Corp ‡	28,219	897

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innovative Industrial Properties Inc, Cl A ‡	6,939	$934
InvenTrust Properties Corp ‡	29,980	850
Newmark Group Inc, Cl A	68,983	1,071
Piedmont Office Realty Trust Inc, Cl A ‡	41,460	419
Plymouth Industrial REIT Inc ‡	32,434	733
Sabra Health Care REIT Inc ‡	69,037	1,285
Safehold Inc ‡	36,093	947
Terreno Realty Corp ‡	7,423	496
Vornado Realty Trust ‡	14,828	584

		13,341
Utilities — 1.1%
Black Hills Corp, Cl A	15,121	924
New Jersey Resources Corp	16,676	787
Otter Tail Corp	9,678	757
Portland General Electric Co	18,003	862
Talen Energy Corp *	3,308	590

		3,920
Total Common Stock
(Cost $287,206) ($ Thousands)		360,356

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	3,594,398	3,594
Total Cash Equivalent
(Cost $3,594) ($ Thousands)		3,594
Total Investments in Securities — 99.9%
(Cost $290,800) ($ Thousands)		$363,950

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Small Cap Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	20	Dec-2024	$2,206	$2,249	$43

Percentages are based on Net Assets of $364,360 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	360,356	–	–	360,356
Cash Equivalent	3,594	–	–	3,594
Total Investments in Securities	363,950	–	–	363,950

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	43	–	–	43
Total Other Financial Instruments	43	–	–	43

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,403	$9,567	$(11,974)	$—	$4	$—	$85	$—
SEI Daily Income Trust, Government Fund, Institutional Class	3,887	74,315	(74,608)	—	—	3,594	195	—
Totals	$6,290	$83,882	$(86,582)	$–	$4	$3,594	$280	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations. The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 2.2%
Advantage Solutions Inc *	54,054	$185
Bumble Inc, Cl A *	164,764	1,051
Cinemark Holdings Inc *	187,837	5,229
Cogent Communications Holdings Inc	12,431	944
Electronic Arts Inc	2,290	329
Entravision Communications Corp, Cl A	140,000	290
EverQuote Inc, Cl A *	27,124	572
IAC Inc *	3,105	167
Interpublic Group of Cos Inc/The	24,754	783
Lions Gate Entertainment Corp, Cl A *	17,833	140
Match Group Inc *	1,449	55
MediaAlpha Inc, Cl A *	29,133	528
Nexstar Media Group Inc, Cl A	11,655	1,927
Outbrain Inc *	42,919	209
Playstudios Inc *	340,307	514
QuinStreet Inc *	40,619	777
Take-Two Interactive Software Inc, Cl A *	3,431	527
TEGNA Inc	13,996	221
Telephone and Data Systems Inc	29,477	685
TKO Group Holdings Inc, Cl A *	7,252	897
Yelp Inc, Cl A *	17,000	596
Ziff Davis Inc *	57,668	2,806

		19,432
Consumer Discretionary — 10.3%
Aaron's Co Inc/The	28,301	282
Abercrombie & Fitch Co, Cl A *	18,712	2,618
Adient PLC *	72,566	1,638
Adtalem Global Education Inc *	10,912	824
Advance Auto Parts Inc	38,639	1,507
American Eagle Outfitters Inc	12,590	282
Asbury Automotive Group Inc *	3,907	932
AutoNation Inc *	1,730	310
Bloomin' Brands Inc	260,077	4,299
Bright Horizons Family Solutions Inc *	1,538	215
Brinker International Inc *	85,882	6,573
Burlington Stores Inc *	12,800	3,373
Carter's Inc	13,757	894
Carvana Co, Cl A *	1	—
Chegg Inc *	304,101	538
Cricut Inc, Cl A	34,092	236
Dave & Buster's Entertainment Inc *	30,440	1,036
Deckers Outdoor Corp *	10,032	1,600
Dorman Products Inc *	5,097	577
Duolingo Inc, Cl A *	3,265	921
Etsy Inc *	6,503	361
G-III Apparel Group Ltd *	21,132	645
Goodyear Tire & Rubber Co/The *	63,775	564
Group 1 Automotive Inc	4,472	1,713
Haverty Furniture Cos Inc	17,831	490
JAKKS Pacific Inc *	8,206	209
KB Home	22,517	1,929

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LCI Industries	8,009	$965
Lithia Motors Inc, Cl A	6,947	2,207
LKQ Corp	22,533	899
M/I Homes Inc *	2,769	474
Meritage Homes Corp	2,132	437
Modine Manufacturing Co *	67,133	8,915
Murphy USA Inc	5,255	2,590
ODP Corp/The *	14,475	431
Ollie's Bargain Outlet Holdings Inc *	23,498	2,284
OneSpaWorld Holdings Ltd	24,468	404
Perdoceo Education Corp	39,401	876
PlayAGS Inc *	34,259	390
Pool Corp	13,752	5,182
Signet Jewelers Ltd	13,227	1,364
Skechers USA Inc, Cl A *	19,536	1,307
Standard Motor Products Inc	15,126	502
Stride Inc *	38,570	3,290
Super Group SGHC Ltd	152,999	555
Taylor Morrison Home Corp, Cl A *	64,334	4,520
Tri Pointe Homes Inc *	99,120	4,491
Universal Technical Institute Inc *	45,729	744
Urban Outfitters Inc *	159,847	6,124
Vail Resorts Inc	7,682	1,339
Vera Bradley Inc *	47,865	261
Whirlpool Corp	47,259	5,057
Williams-Sonoma Inc	5,278	818
Winmark Corp	1,329	509

		91,501
Consumer Staples — 5.0%
Andersons Inc/The	3,842	193
BellRing Brands Inc *	10,378	630
BJ's Wholesale Club Holdings Inc *	12,598	1,039
Cal-Maine Foods Inc	15,659	1,172
Casey's General Stores Inc	3,155	1,185
Central Garden & Pet Co, Cl A *	19,370	608
Church & Dwight Co Inc	6,935	726
Coca-Cola Consolidated Inc	2,372	3,123
Darling Ingredients Inc *	16,819	625
elf Beauty Inc *	10,935	1,192
Flowers Foods Inc	23,770	548
Fresh Del Monte Produce Inc	22,329	660
Freshpet Inc *	6,858	938
Honest Co Inc/The *	198,985	710
Ingles Markets Inc, Cl A	6,621	494
Ingredion Inc	14,851	2,041
J & J Snack Foods Corp	7,030	1,210
John B Sanfilippo & Son Inc	5,357	505
Kroger Co/The	6,156	353
Medifast Inc	27,878	534
Nu Skin Enterprises Inc, Cl A	184,731	1,361
Performance Food Group Co *	5,000	392
Pilgrim's Pride Corp *	192,176	8,850
PriceSmart Inc	12,015	1,103

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primo Water Corp	86,629	$2,187
Reynolds Consumer Products Inc	12,000	373
Seneca Foods Corp, Cl A *	315	20
Spectrum Brands Holdings Inc	22,198	2,112
Sprouts Farmers Market Inc *	29,819	3,292
Universal Corp/VA	18,077	960
US Foods Holding Corp *	10,313	634
USANA Health Sciences Inc *	15,707	596
Village Super Market Inc, Cl A	16,517	525
Vital Farms Inc *	43,854	1,538
WD-40 Co	1,950	503
Weis Markets Inc	26,233	1,808

		44,740
Energy — 3.9%
Archrock Inc	26,874	544
ChampionX Corp	14,821	447
CNX Resources Corp *	105,025	3,421
Coterra Energy Inc	69,602	1,667
Delek US Holdings Inc	374,940	7,030
DHT Holdings Inc	83,305	919
Diamondback Energy Inc, Cl A	9,885	1,704
DT Midstream Inc	26,965	2,121
Exxon Mobil Corp	5,528	648
Golar LNG Ltd	5,175	190
Gulfport Energy Corp *	10,152	1,537
Helmerich & Payne Inc	24,629	749
HF Sinclair Corp	40,000	1,783
International Seaways Inc	20,216	1,042
Marathon Petroleum Corp	7,296	1,189
Natural Gas Services Group Inc *	20,929	400
Par Pacific Holdings Inc *	8,699	153
PBF Energy Inc, Cl A	44,326	1,372
ProPetro Holding Corp *	26,510	203
Ranger Energy Services Inc, Cl A	17,482	208
RPC Inc	42,190	268
TechnipFMC PLC	14,605	383
Teekay Corp *	107,083	985
Teekay Tankers Ltd, Cl A	19,615	1,143
Tidewater Inc *	15,597	1,120
Veren Inc	227,363	1,398
Viper Energy Inc, Cl A	44,665	2,015

		34,639
Financials — 21.4%
1st Source Corp	7,047	422
AFC Gamma Inc ‡	51,867	530
Allstate Corp/The	990	188
American Financial Group Inc/OH	13,674	1,840
Ameriprise Financial Inc	4,587	2,155
AMERISAFE Inc	1,257	61
Arch Capital Group Ltd *	10,008	1,120
Assurant Inc	3,300	656
Axos Financial Inc *	48,113	3,025

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banc of California Inc	23,591	$347
Banco Latinoamericano de Comercio Exterior SA, Cl E	49,383	1,604
Bancorp Inc/The *	4,263	228
Bank of NT Butterfield & Son Ltd/The	10,000	369
Bank OZK	31,830	1,368
BankUnited Inc	12,225	445
BCB Bancorp Inc	30,233	373
BGC Group Inc, Cl A	352,876	3,239
Bread Financial Holdings Inc	28,428	1,353
Capital City Bank Group Inc	9,652	341
Carter Bankshares Inc *	11,919	207
Cboe Global Markets Inc	3,600	738
Central Pacific Financial Corp	24,027	709
City Holding Co	1,207	142
Civista Bancshares Inc	27,268	486
CNB Financial Corp/PA	7,651	184
CNO Financial Group Inc	301,615	10,587
Columbia Banking System Inc	405,555	10,589
Comerica Inc	58,983	3,534
Community Trust Bancorp Inc	21,646	1,075
CrossFirst Bankshares Inc *	21,000	350
Customers Bancorp Inc *	15,613	725
Diamond Hill Investment Group Inc	2,001	323
Donegal Group Inc, Cl A	19,009	280
Donnelley Financial Solutions Inc *	39,415	2,595
Eagle Bancorp Inc	21,162	478
Eastern Bankshares Inc	10,477	172
Employers Holdings Inc	17,888	858
Enact Holdings Inc	7,491	272
Enova International Inc *	9,200	771
Enstar Group Ltd *	314	101
Essent Group Ltd	17,254	1,109
Euronet Worldwide Inc *	30,732	3,050
Everest Group Ltd	6,060	2,374
EVERTEC Inc	53,668	1,819
Federal Agricultural Mortgage Corp, Cl C	1,256	235
Fidelis Insurance Holdings Ltd	9,801	177
Financial Institutions Inc	80,765	2,057
First American Financial Corp	3,200	211
First Citizens BancShares Inc/NC, Cl A	775	1,427
First Commonwealth Financial Corp	316,920	5,435
First Community Bankshares Inc	66,479	2,869
First Financial Corp/IN	5,524	242
First Internet Bancorp	40,160	1,376
First Interstate BancSystem Inc, Cl A	51,000	1,565
First Merchants Corp	43,616	1,622
FirstCash Holdings Inc	11,094	1,274
FNB Corp/PA	494,669	6,980
GCM Grosvenor Inc, Cl A	162,801	1,843
Genworth Financial Inc, Cl A *	191,151	1,309
Global Payments Inc	1,009	103
Great Southern Bancorp Inc	12,053	691

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Green Dot Corp, Cl A *	57,949	$679
Hamilton Lane Inc, Cl A	9,000	1,515
Hanmi Financial Corp	19,000	353
Hanover Insurance Group Inc/The, Cl A	25,705	3,807
Heritage Insurance Holdings Inc *	32,445	397
HomeTrust Bancshares Inc	4,975	170
Horace Mann Educators Corp, Cl A	66,934	2,339
Independent Bank Corp/MI	12,857	429
Jackson Financial Inc, Cl A	160,532	14,645
James River Group Holdings Ltd	73,769	463
KeyCorp	95,715	1,603
Kinsale Capital Group Inc	8,604	4,006
LendingClub Corp *	46,881	536
Lincoln National Corp	278,790	8,785
MarketAxess Holdings Inc	4,814	1,233
Merchants Bancorp/IN	47,570	2,139
Mercury General Corp	11,638	733
Mid Penn Bancorp Inc	7,599	227
Midland States Bancorp Inc	22,104	495
MidWestOne Financial Group Inc	30,180	861
Moneylion Inc *	9,175	381
Mr Cooper Group Inc *	20,000	1,844
Nelnet Inc, Cl A	5,472	620
NMI Holdings Inc, Cl A *	16,031	660
OceanFirst Financial Corp	13,623	253
OFG Bancorp	133,441	5,994
Old National Bancorp/IN, Cl A	232,633	4,341
Orrstown Financial Services Inc	11,000	396
Oscar Health Inc, Cl A *	81,691	1,733
Pacific Premier Bancorp Inc	53,049	1,335
Pagseguro Digital Ltd, Cl A *	74,662	643
Palomar Holdings Inc, Cl A *	2,542	241
Paymentus Holdings Inc, Cl A *	76,458	1,531
PCB Bancorp	11,293	212
Perella Weinberg Partners, Cl A	12,000	232
Piper Sandler Cos	5,000	1,419
PJT Partners Inc, Cl A	14,364	1,915
Popular Inc	11,261	1,129
PRA Group Inc *	40,859	914
Preferred Bank/Los Angeles CA	13,055	1,048
PROG Holdings Inc	42,454	2,059
QCR Holdings Inc	7,500	555
RBB Bancorp	8,628	199
Reinsurance Group of America Inc, Cl A	7,938	1,729
RenaissanceRe Holdings Ltd	4,308	1,173
Republic Bancorp Inc/KY, Cl A	17,019	1,111
Ryan Specialty Holdings Inc, Cl A	47,725	3,168
Safety Insurance Group Inc	2,574	210
Selective Insurance Group Inc	19,688	1,837
Sierra Bancorp	17,491	505
Starwood Property Trust Inc ‡	30,266	617
StepStone Group Inc, Cl A	30,545	1,736
Stifel Financial Corp	12,200	1,146

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
StoneX Group Inc *	5,500	$450
United Fire Group Inc	23,336	488
Universal Insurance Holdings Inc	24,324	539
Victory Capital Holdings Inc, Cl A	24,732	1,370
Virtus Investment Partners Inc	1,832	384
Westamerica BanCorp	22,421	1,108
Zions Bancorp NA	106,979	5,052

		190,300
Health Care — 10.9%
Addus HomeCare Corp *	5,000	665
ADMA Biologics Inc *	165,344	3,305
Agios Pharmaceuticals Inc *	25,779	1,145
Akero Therapeutics Inc *	10,349	297
Alkermes PLC *	77,916	2,181
AMN Healthcare Services Inc *	2,483	105
Amphastar Pharmaceuticals Inc *	30,342	1,473
ANI Pharmaceuticals Inc *	27,687	1,652
Anika Therapeutics Inc *	33,441	826
Ardelyx Inc *	26,421	182
Artivion Inc *	7,347	196
Ascendis Pharma A/S ADR *	2,864	428
Avanos Medical Inc *	28,044	674
BioCryst Pharmaceuticals Inc *	25,253	192
Biohaven Ltd *	6,410	320
Bio-Techne Corp	22,896	1,830
Bioventus Inc, Cl A *	193,110	2,308
Blueprint Medicines Corp *	20,272	1,875
CareDx Inc *	43,161	1,348
Castle Biosciences Inc *	39,159	1,117
Catalyst Pharmaceuticals Inc *	32,000	636
Cencora Inc, Cl A	4,713	1,061
Certara Inc *	59,933	702
Charles River Laboratories International Inc *	7,525	1,482
Chemed Corp	5,665	3,404
Codexis Inc *	38,000	117
Collegium Pharmaceutical Inc *	138,720	5,360
CorVel Corp *	3,132	1,024
Crinetics Pharmaceuticals Inc *	6,227	318
Cross Country Healthcare Inc *	15,399	207
Cullinan Therapeutics Inc *	9,439	158
Doximity Inc, Cl A *	16,887	736
Edgewise Therapeutics Inc *	13,201	352
Encompass Health Corp	19,928	1,926
Enovis Corp *	5,518	238
Ensign Group Inc/The	4,885	703
Establishment Labs Holdings Inc *	6,153	266
Fate Therapeutics Inc *	112,473	394
Globus Medical Inc, Cl A *	14,804	1,059
GoodRx Holdings Inc, Cl A *	21,916	152
Haemonetics Corp *	3,842	309
Harmony Biosciences Holdings Inc *	9,936	397
HealthEquity Inc *	15,081	1,234

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthStream Inc	61,213	$1,765
Hims & Hers Health Inc *	104,175	1,919
ICON PLC ADR *	5,210	1,497
ICU Medical Inc *	5,669	1,033
IDEXX Laboratories Inc *	458	231
Incyte Corp *	3,300	218
Inmode Ltd *	150,507	2,551
Insmed Inc *	14,589	1,065
Ionis Pharmaceuticals Inc *	6,047	242
Iovance Biotherapeutics Inc *	22,456	211
iRadimed Corp	6,407	322
Kiniksa Pharmaceuticals International Plc, Cl A *	31,021	775
Lantheus Holdings Inc *	1,895	208
LeMaitre Vascular Inc	21,975	2,041
Ligand Pharmaceuticals Inc *	17,194	1,721
Lyell Immunopharma Inc *	260,043	359
Masimo Corp *	3,863	515
Medpace Holdings Inc *	9,317	3,110
Merit Medical Systems Inc *	17,000	1,680
Mettler-Toledo International Inc *	411	616
Myriad Genetics Inc *	19,582	536
National HealthCare Corp	4,888	615
NeoGenomics Inc *	6,928	102
Neurocrine Biosciences Inc *	11,777	1,357
Nkarta Inc *	37,594	170
OmniAB Inc *	11,714	—
Omnicell Inc *	15,315	668
OraSure Technologies Inc *	115,386	493
Owens & Minor Inc *	39,484	620
Pacira BioSciences Inc *	35,375	532
Pediatrix Medical Group Inc *	56,139	651
Pennant Group Inc/The *	81,388	2,906
Penumbra Inc *	1,427	277
PetIQ Inc, Cl A *	40,015	1,231
Phibro Animal Health Corp, Cl A	66,898	1,507
Poseida Therapeutics Inc, Cl A *	39,169	112
Prestige Consumer Healthcare Inc, Cl A *	30,980	2,234
Protagonist Therapeutics Inc *	2,767	125
PTC Therapeutics Inc *	12,404	460
Relay Therapeutics Inc *	45,331	321
Repligen Corp *	20,023	2,980
Revvity Inc	12,707	1,623
RxSight Inc *	13,728	679
Select Medical Holdings Corp	17,097	596
SpringWorks Therapeutics Inc *	16,370	524
Supernus Pharmaceuticals Inc *	8,694	271
Surmodics Inc *	8,423	327
Teleflex Inc	3,980	984
Tenet Healthcare Corp *	6,108	1,015
Theravance Biopharma Inc *	30,242	244
UFP Technologies Inc *	6,094	1,930
United Therapeutics Corp *	6,841	2,451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vanda Pharmaceuticals Inc *	39,841	$187
Varex Imaging Corp *	64,714	771
Voyager Therapeutics Inc *	29,525	173
WaVe Life Sciences Ltd *	64,413	528

		96,633
Industrials — 20.4%
A O Smith Corp	4,400	395
AAON Inc	49,539	5,342
AAR Corp *	3,502	229
ABM Industries Inc	64,862	3,422
ACCO Brands Corp	410,269	2,244
Acuity Brands Inc	2,320	639
Advanced Drainage Systems Inc	21,586	3,392
AECOM	13,579	1,402
AeroVironment Inc *	6,024	1,208
American Superconductor Corp *	32,857	775
Apogee Enterprises Inc	8,561	599
Applied Industrial Technologies Inc, Cl A	12,000	2,678
ArcBest Corp	1,215	132
Astec Industries Inc	57,192	1,827
Axon Enterprise Inc *	18,404	7,354
Barnes Group Inc	83,927	3,391
Barrett Business Services Inc	8,704	326
BlueLinx Holdings Inc *	3,071	324
Boise Cascade Co	14,972	2,111
Brink's Co/The	1,514	175
Broadridge Financial Solutions Inc	1,700	366
Builders FirstSource Inc *	9,855	1,910
BWX Technologies Inc	42,375	4,606
CACI International Inc, Cl A *	1,073	541
Casella Waste Systems Inc, Cl A *	5,000	497
CBIZ Inc *	13,842	931
CECO Environmental Corp *	52,254	1,474
Cimpress PLC *	6,477	531
Cintas Corp	10,124	2,084
Civeo Corp	17,019	466
Clean Harbors Inc *	7,022	1,697
Comfort Systems USA Inc	766	299
Commercial Vehicle Group Inc *	58,139	189
Construction Partners Inc, Cl A *	5,914	413
Copart Inc *	75,068	3,934
CRA International Inc	11,678	2,047
CSG Systems International Inc	16,685	812
CSW Industrials Inc	1,824	668
Curtiss-Wright Corp	12,804	4,209
DNOW Inc *	13,441	174
Ducommun Inc *	8,335	549
Dycom Industries Inc *	3,890	767
EMCOR Group Inc	13,656	5,879
Enerpac Tool Group Corp, Cl A	7,241	303
EnerSys	5,874	599
Enviri Corp *	20,959	217
Esab Corp	19,244	2,046

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ExlService Holdings Inc *	173,942	$6,636
Exponent Inc	45,085	5,197
Federal Signal Corp	4,000	374
Fluor Corp *	4,213	201
Franklin Covey Co *	648	27
FTI Consulting Inc *	6,375	1,451
Gibraltar Industries Inc *	8,523	596
Gorman-Rupp Co/The	13,217	515
Griffon Corp	27,277	1,909
GXO Logistics Inc *	38,843	2,023
H&E Equipment Services Inc	2,651	129
Heidrick & Struggles International Inc	5,115	199
HNI Corp	25,813	1,390
Hub Group Inc, Cl A	14,919	678
Hudson Technologies Inc *	24,891	208
Huntington Ingalls Industries Inc, Cl A	1,235	327
Huron Consulting Group Inc *	1,476	160
Hyster-Yale Inc	10,524	671
IDEX Corp	4,000	858
Interface Inc, Cl A	38,000	721
Kadant Inc	6,194	2,094
Kelly Services Inc, Cl A	27,646	592
Kennametal Inc	59,550	1,544
Kforce Inc	10,057	618
L3Harris Technologies Inc	2,036	484
Landstar System Inc	8,600	1,624
Limbach Holdings Inc *	4,412	334
LSI Industries Inc	40,693	657
Luxfer Holdings PLC ADR	23,229	301
Marten Transport Ltd	22,304	395
Masterbrand Inc *	11,998	222
Miller Industries Inc/TN	36,016	2,197
Mistras Group Inc *	68,352	777
MRC Global Inc *	14,327	183
MSA Safety Inc	10,698	1,897
Mueller Industries Inc	35,099	2,601
MYR Group Inc *	14,511	1,483
National Presto Industries Inc	7,176	539
Old Dominion Freight Line Inc, Cl A	10,526	2,091
OPENLANE Inc *	86,704	1,464
Park Aerospace Corp	81,129	1,057
Parsons Corp *	9,334	968
Powell Industries Inc	10,755	2,388
Primoris Services Corp	27,827	1,616
RB Global Inc	20,757	1,671
RBC Bearings Inc *	11,906	3,564
Resideo Technologies Inc *	125,078	2,519
Resources Connection Inc	91,182	884
Rush Enterprises Inc, Cl A	58,383	3,084
RXO Inc *	45,232	1,267
Science Applications International Corp	13,698	1,908
Sensata Technologies Holding PLC	80,128	2,873
Simpson Manufacturing Co Inc	7,500	1,435

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SkyWest Inc *	36,792	$3,128
Standex International Corp	5,842	1,068
Steelcase Inc, Cl A	97,370	1,314
Sterling Infrastructure Inc *	3,328	483
Tennant Co	12,618	1,212
Terex Corp	34,236	1,811
Tetra Tech Inc	117,240	5,529
Titan International Inc *	58,486	475
Toro Co/The	2,800	243
Trex Co Inc *	5,890	392
Tutor Perini Corp *	52,269	1,420
UFP Industries Inc	9,396	1,233
United Rentals Inc	2,719	2,202
Verra Mobility Corp, Cl A *	78,740	2,190
Wabash National Corp	17,973	345
Watsco Inc	7,838	3,855
WESCO International Inc	27,460	4,613
Willdan Group Inc *	6,197	254
XPO Inc *	11,482	1,234
Xylem Inc/NY	4,342	586

		181,361
Information Technology — 13.6%
A10 Networks Inc	113,184	1,634
ACI Worldwide Inc *	87,620	4,460
Agilysys Inc *	17,117	1,865
Alarm.com Holdings Inc *	14,535	795
Alkami Technology Inc *	53,937	1,701
Amdocs Ltd	6,162	539
Amkor Technology Inc	28,193	863
ANSYS Inc *	2,600	828
Appfolio Inc, Cl A *	3,684	867
Arista Networks Inc *	4,900	1,881
Arlo Technologies Inc *	64,073	776
Arrow Electronics Inc, Cl A *	3,000	399
Aspen Technology Inc *	8,071	1,928
Axcelis Technologies Inc *	14,005	1,468
Badger Meter Inc	4,980	1,088
Bel Fuse Inc, Cl B	16,932	1,329
Belden Inc	6,000	703
Benchmark Electronics Inc	9,000	399
Blackbaud Inc, Cl A *	13,912	1,178
Cadence Design Systems Inc *	6,328	1,715
Calix Inc *	22,676	880
Clearfield Inc *	16,240	633
CommVault Systems Inc *	19,305	2,970
Couchbase Inc *	11,142	180
Credo Technology Group Holding Ltd *	14,506	447
Descartes Systems Group Inc/The *	12,844	1,322
Diodes Inc *	15,000	961
Entegris Inc	14,246	1,603
EPAM Systems Inc *	4,643	924
ePlus Inc *	6,300	620
Fabrinet *	6,741	1,594

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fair Isaac Corp *	2,251	$4,375
Gartner Inc *	1,518	769
GoDaddy Inc, Cl A *	9,246	1,450
Hackett Group Inc/The	37,239	978
Ichor Holdings Ltd *	10,411	331
Impinj Inc *	3,454	748
Insight Enterprises Inc *	21,641	4,661
Intapp Inc *	9,684	463
Iteris Inc *	140,521	1,003
Itron Inc *	10,084	1,077
Keysight Technologies Inc *	7,616	1,210
Kyndryl Holdings Inc *	21,829	502
Lattice Semiconductor Corp *	14,532	771
LiveRamp Holdings Inc *	21,398	530
MACOM Technology Solutions Holdings Inc *	5,522	614
Manhattan Associates Inc *	10,280	2,893
Monolithic Power Systems Inc	5,554	5,135
Novanta Inc *	12,299	2,201
Olo Inc, Cl A *	181,505	900
ON Semiconductor Corp *	27,012	1,961
Open Text Corp	63,160	2,102
OSI Systems Inc *	3,229	490
Palo Alto Networks Inc *	2,358	806
PC Connection Inc	6,500	490
Perficient Inc *	12,505	944
Photronics Inc *	253,542	6,278
Plexus Corp *	5,600	766
Progress Software Corp	5,788	390
PTC Inc *	11,879	2,146
Q2 Holdings Inc *	27,295	2,177
Qualys Inc *	12,281	1,578
Rambus Inc *	12,784	540
Rimini Street Inc *	136,732	253
RingCentral Inc, Cl A *	773	24
Sanmina Corp *	33,296	2,279
Sapiens International Corp NV	25,074	935
ScanSource Inc *	6,359	305
Silicon Motion Technology Corp ADR	84,982	5,162
SolarWinds Corp	151,165	1,973
SPS Commerce Inc *	16,563	3,216
Squarespace Inc, Cl A *	13,378	621
Super Micro Computer Inc *	865	360
Synopsys Inc *	2,761	1,398
Teledyne Technologies Inc *	4,854	2,124
Teradyne Inc	11,312	1,515
TTM Technologies Inc *	45,610	832
Turtle Beach Corp *	55,188	847
Tyler Technologies Inc *	7,022	4,099
Unisys Corp *	42,105	239
Verint Systems Inc *	6,537	166
Vertex Inc, Cl A *	37,775	1,455
Wix.com Ltd *	7,796	1,303
Xerox Holdings Corp	103,689	1,076

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zeta Global Holdings Corp, Cl A *	10,700	$319

		120,330
Materials — 6.1%
AdvanSix Inc	22,534	685
Alamos Gold Inc, Cl A	47,569	948
Albemarle Corp	3,497	331
Alpha Metallurgical Resources Inc	1,320	312
Ashland Inc	20,865	1,815
Aspen Aerogels Inc *	43,252	1,198
Avery Dennison Corp	2,472	546
Axalta Coating Systems Ltd *	58,337	2,111
Balchem Corp	26,772	4,712
Carpenter Technology Corp	9,684	1,545
Century Aluminum Co *	27,215	442
Chemours Co/The	63,688	1,294
Cleveland-Cliffs Inc *	228,030	2,912
Coeur Mining Inc *	104,637	720
Commercial Metals Co, Cl A	177,556	9,758
Crown Holdings Inc	4,800	460
Ecovyst Inc *	71,046	487
FMC Corp	94,649	6,241
Fortitude Gold Corp	40,846	209
Hawkins Inc	12,136	1,547
Kronos Worldwide Inc	57,481	716
LSB Industries Inc *	29,272	235
Materion Corp	9,421	1,054
Minerals Technologies Inc	17,530	1,354
NewMarket Corp	1,035	571
Packaging Corp of America	2,600	560
Rayonier Advanced Materials Inc *	220,506	1,887
Reliance Inc	1,282	371
Royal Gold Inc, Cl A	2,923	410
Silgan Holdings Inc	40,073	2,104
SSR Mining Inc	70,167	398
Sylvamo Corp	28,641	2,459
Universal Stainless & Alloy Products Inc *	72,129	2,786
Warrior Met Coal Inc	15,816	1,011

		54,189
Real Estate — 4.0%
Alexander's Inc ‡	5,898	1,429
Braemar Hotels & Resorts Inc ‡	54,201	167
CBL & Associates Properties Inc ‡	25,547	644
Centerspace ‡	14,377	1,013
Compass Inc, Cl A *	120,724	738
CoStar Group Inc *	25,721	1,940
Cushman & Wakefield PLC *	18,177	248
Diversified Healthcare Trust ‡	66,445	278
EastGroup Properties Inc ‡	14,800	2,765
Equity Commonwealth *‡	40,790	812
Forestar Group Inc *	9,018	292
FRP Holdings Inc *	9,150	273
Gaming and Leisure Properties Inc ‡	113,604	5,845

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gladstone Commercial Corp ‡	24,848	$404
Highwoods Properties Inc ‡	213,161	7,143
Howard Hughes Holdings Inc *	1,339	104
Independence Realty Trust Inc ‡	67,618	1,386
Invitation Homes Inc ‡	23,648	834
Newmark Group Inc, Cl A	243,007	3,774
One Liberty Properties Inc ‡	20,367	561
Orion Office REIT Inc ‡	195,977	784
Pebblebrook Hotel Trust ‡	43,818	580
Regency Centers Corp ‡	1,254	91
RLJ Lodging Trust ‡	36,754	337
Ryman Hospitality Properties Inc ‡	10,995	1,179
Saul Centers Inc ‡	8,238	346
Seaport Entertainment Group Inc *	148	4
Sun Communities Inc ‡	1,400	189
Universal Health Realty Income Trust ‡	7,566	346
Ventas Inc ‡	7,436	477
Xenia Hotels & Resorts Inc ‡	14,914	220

		35,203
Utilities — 1.0%
California Water Service Group, Cl A	28,200	1,529
Consolidated Water Co Ltd	11,014	278
IDACORP Inc, Cl A	10,909	1,125
Middlesex Water Co	8,501	555
Northwest Natural Holding Co	5,083	207
NRG Energy Inc	5,000	455

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	19,000	$1,485
Portland General Electric Co	42,335	2,028
Southwest Gas Holdings Inc	5,500	406
UGI Corp	6,450	161
Unitil Corp	12,924	783
York Water Co/The	5,499	206

		9,218
Total Common Stock
(Cost $479,904) ($ Thousands)		877,546
	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	9,348,645	9,349
Total Cash Equivalent
(Cost $9,349) ($ Thousands)		9,349
Total Investments in Securities — 99.9%
(Cost $489,253) ($ Thousands)		$886,895

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	39	Dec-2024	$4,361	$4,386	$25
S&P Mid Cap 400 Index E-MINI	14	Dec-2024	4,375	4,408	33
			$8,736	$8,794	$58

Percentages are based on Net Assets of $887,533 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	877,546		–	–	877,546
Rights	–	^	–	–	–	^
Cash Equivalent	9,349		–	–	9,349
Total Investments in Securities	886,895		–	–	886,895

^	This category includes securities with a value of $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Small/Mid Cap Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	58	–	–	58
Total Other Financial Instruments	58	–	–	58

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$3,198	$(3,189)	$(9)	$—	$—	$9	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,783	157,389	(157,823)	—	—	9,349	452	—
Totals	$9,783	$160,587	$(161,012)	$(9)	$—	$9,349	$461	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 2.6%
Charter Communications Inc, Cl A *	840	$272
Iridium Communications Inc	10,510	320
New York Times Co/The, Cl A	1,920	107
Omnicom Group Inc	8,506	879
Playtika Holding Corp	10,490	83
Trade Desk Inc/The, Cl A *	4,740	520

		2,181
Consumer Discretionary — 11.1%
Advance Auto Parts Inc	1,006	39
Aramark	5,438	211
AutoZone Inc *	93	293
Bath & Body Works Inc	3,390	108
BorgWarner Inc	3,774	137
Burlington Stores Inc *	1,773	467
Carvana Co, Cl A *	974	170
Chipotle Mexican Grill Inc, Cl A *	2,200	127
Columbia Sportswear Co	2,647	220
Coupang Inc, Cl A *	12,150	298
Darden Restaurants Inc	740	122
Deckers Outdoor Corp *	600	96
Dick's Sporting Goods Inc	590	123
Domino's Pizza Inc	270	116
DR Horton Inc	1,040	198
eBay Inc	6,750	440
Gap Inc/The	4,590	101
Gentex Corp	6,545	194
Grand Canyon Education Inc *	2,635	374
H&R Block Inc	2,450	156
Hasbro Inc	3,783	274
Lennar Corp, Cl A	2,180	409
Lennar Corp, Cl B	1,585	274
LKQ Corp	6,405	256
Mohawk Industries Inc *	500	80
Newell Brands Inc, Cl B	8,480	65
NVR Inc *	10	98
Ollie's Bargain Outlet Holdings Inc *	3,338	324
O'Reilly Automotive Inc *	260	299
PulteGroup Inc	5,142	738
Ross Stores Inc	5,850	881
Skechers USA Inc, Cl A *	2,990	200
Texas Roadhouse Inc, Cl A	640	113
Toll Brothers Inc	860	133
TopBuild Corp *	300	122
Travel + Leisure Co	1,498	69
Ulta Beauty Inc *	280	109
Valvoline Inc *	6,003	251
Williams-Sonoma Inc	1,820	282
Wynn Resorts Ltd	1,040	100
YETI Holdings Inc *	2,340	96
Yum! Brands Inc	1,140	159

		9,322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 3.6%
Boston Beer Co Inc/The, Cl A *	270	$78
Casey's General Stores Inc	498	187
Celsius Holdings Inc *	2,720	85
Clorox Co/The	670	109
Coca-Cola Consolidated Inc	143	188
Constellation Brands Inc, Cl A	908	234
Darling Ingredients Inc *	5,856	218
Dollar Tree Inc *	1,540	108
Ingredion Inc	2,172	299
Kroger Co/The	4,270	245
Lamb Weston Holdings Inc	2,758	179
Molson Coors Beverage Co, Cl B	1,500	86
Performance Food Group Co *	1,730	136
Spectrum Brands Holdings Inc	1,100	105
TreeHouse Foods Inc *	5,648	237
Tyson Foods Inc, Cl A	5,948	354
US Foods Holding Corp *	2,300	141

		2,989
Energy — 4.6%
Antero Midstream Corp	12,967	195
Baker Hughes Co, Cl A	3,830	138
ChampionX Corp	9,626	290
Cheniere Energy Inc	3,324	598
Coterra Energy Inc	13,078	313
Devon Energy Corp	5,903	231
Diamondback Energy Inc, Cl A	2,923	504
DT Midstream Inc	1,835	144
Kinder Morgan Inc	5,050	112
Matador Resources Co	1,370	68
Permian Resources Corp, Cl A	15,702	214
Targa Resources Corp	3,986	590
TechnipFMC PLC	13,880	364
Williams Cos Inc/The	3,002	137

		3,898
Financials — 18.0%
Affiliated Managers Group Inc	590	105
Aflac Inc	2,910	325
Allstate Corp/The	4,502	854
Ally Financial Inc	8,020	285
American International Group Inc	4,413	323
Ameriprise Financial Inc	460	216
Assured Guaranty Ltd	849	68
Axis Capital Holdings Ltd	5,320	424
Bank of New York Mellon Corp/The	5,130	369
Bank OZK	3,330	143
Block Inc, Cl A *	5,596	376
Brown & Brown Inc	2,780	288
Cboe Global Markets Inc	3,353	687
Chimera Investment Corp ‡	6,744	107
Cincinnati Financial Corp	780	106
Coinbase Global Inc, Cl A *	520	93

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Commerce Bancshares Inc/MO	5,850	$347
Discover Financial Services	2,823	396
Equitable Holdings Inc	8,440	355
Euronet Worldwide Inc *	1,790	178
Everest Group Ltd	637	250
Fifth Third Bancorp	5,240	224
First Hawaiian Inc	3,920	91
First Horizon Corp	27,291	424
FNB Corp/PA	6,230	88
Global Payments Inc	3,788	388
Hartford Financial Services Group Inc/The	2,100	247
Janus Henderson Group PLC	10,759	410
KeyCorp	13,162	220
M&T Bank Corp	3,660	652
MGIC Investment Corp	21,150	541
MSCI Inc, Cl A	1,061	618
Pinnacle Financial Partners Inc	4,902	480
Popular Inc	5,170	518
Primerica Inc	1,673	444
Prosperity Bancshares Inc	1,660	120
Reinsurance Group of America Inc, Cl A	1,740	379
Rithm Capital Corp ‡	7,330	83
Rocket Cos Inc, Cl A *	5,060	97
SLM Corp	13,568	310
Stifel Financial Corp	4,442	417
Synchrony Financial	12,240	611
Virtu Financial Inc, Cl A	8,160	249
Voya Financial Inc	3,470	275
W R Berkley Corp	3,168	180
Webster Financial Corp	3,651	170
Western Union Co/The	14,370	171
Willis Towers Watson PLC	1,074	316
Zions Bancorp NA	2,530	119

		15,137
Health Care — 10.0%
Align Technology Inc *	398	101
Alnylam Pharmaceuticals Inc *	890	245
Cencora Inc, Cl A	1,416	319
Chemed Corp	484	291
Dexcom Inc *	1,040	70
Doximity Inc, Cl A *	2,210	96
Elanco Animal Health Inc *	6,030	89
Encompass Health Corp	5,785	559
Envista Holdings Corp *	5,336	105
Exact Sciences Corp *	1,640	112
Exelixis Inc *	14,756	383
Hologic Inc *	4,992	407
Humana Inc	888	281
IDEXX Laboratories Inc *	850	429
Illumina Inc *	2,244	293
Incyte Corp *	4,193	277
Inspire Medical Systems Inc *	330	70
Insulet Corp *	1,016	236

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IQVIA Holdings Inc *	1,778	$421
Labcorp Holdings Inc	1,430	320
Medpace Holdings Inc *	1,690	564
Mettler-Toledo International Inc *	241	361
Molina Healthcare Inc *	620	214
Neurocrine Biosciences Inc *	1,840	212
Organon & Co	14,100	270
Penumbra Inc *	660	128
Quest Diagnostics Inc	490	76
Repligen Corp *	650	97
ResMed Inc	1,720	420
Royalty Pharma PLC, Cl A	2,713	77
Tenet Healthcare Corp *	390	65
United Therapeutics Corp *	330	118
Universal Health Services Inc, Cl B	800	183
Veeva Systems Inc, Cl A *	1,314	276
Zimmer Biomet Holdings Inc	2,533	273

		8,438
Industrials — 17.2%
Acuity Brands Inc	280	77
AECOM	4,870	503
AerCap Holdings NV	3,448	327
Allegion plc	2,858	416
Allison Transmission Holdings Inc	2,950	283
AMETEK Inc	427	73
Armstrong World Industries Inc	1,932	254
Axon Enterprise Inc *	170	68
AZEK Co Inc/The, Cl A *	3,310	155
Cintas Corp	1,528	315
Clean Harbors Inc *	2,783	673
Comfort Systems USA Inc	630	246
Curtiss-Wright Corp	330	108
Dover Corp	2,449	470
EMCOR Group Inc	690	297
Esab Corp	472	50
Expeditors International of Washington Inc	950	125
Fastenal Co, Cl A	6,447	460
Flowserve Corp	4,560	236
Genpact Ltd	17,338	680
Hexcel Corp, Cl A	3,002	186
Howmet Aerospace Inc	9,830	985
L3Harris Technologies Inc	852	203
Leidos Holdings Inc	3,085	503
Lyft Inc, Cl A *	8,160	104
MasTec Inc *	1,820	224
Otis Worldwide Corp	4,585	477
Owens Corning	680	120
Parker-Hannifin Corp, Cl A	991	626
Parsons Corp *	670	69
Paychex Inc	2,510	337
Quanta Services Inc	370	110
Regal Rexnord Corp	2,891	480
Republic Services Inc	1,344	270

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Snap-on Inc	522	$151
Tetra Tech Inc	8,350	394
Textron Inc	4,202	372
Trane Technologies PLC	413	160
TransDigm Group Inc	170	243
United Rentals Inc	718	581
Verisk Analytics Inc, Cl A	1,270	340
WESCO International Inc	2,144	360
Westinghouse Air Brake Technologies Corp	1,489	271
Woodward Inc	1,510	259
WW Grainger Inc	633	658
Xylem Inc/NY	1,268	171

		14,470
Information Technology — 11.8%
Akamai Technologies Inc *	3,202	323
Amdocs Ltd	1,246	109
Amphenol Corp, Cl A	1,870	122
Appfolio Inc, Cl A *	1,240	292
AppLovin Corp, Cl A *	1,800	235
Arrow Electronics Inc, Cl A *	480	64
Cirrus Logic Inc *	2,590	322
Cloudflare Inc, Cl A *	1,698	137
Cognizant Technology Solutions Corp, Cl A	1,620	125
Corning Inc, Cl B	11,920	538
Datadog Inc, Cl A *	2,325	267
DocuSign Inc, Cl A *	4,560	283
Elastic NV *	1,610	124
Entegris Inc	670	75
F5 Inc, Cl A *	2,462	542
Fair Isaac Corp *	103	200
Gen Digital Inc	11,399	313
Gitlab Inc, Cl A *	4,230	218
HP Inc	4,740	170
HubSpot Inc *	377	200
Keysight Technologies Inc *	4,030	640
Lattice Semiconductor Corp *	1,510	80
Manhattan Associates Inc *	1,335	376
Microchip Technology Inc	4,676	375
Monolithic Power Systems Inc	130	120
Motorola Solutions Inc	220	99
NetApp Inc	6,328	782
ON Semiconductor Corp *	1,400	102
Onto Innovation Inc *	340	71
Palantir Technologies Inc, Cl A *	9,860	367
Pegasystems Inc	3,281	240
PTC Inc *	1,612	291
Pure Storage Inc, Cl A *	1,350	68
Qorvo Inc *	2,925	302
Smartsheet Inc, Cl A *	9,856	546
Synopsys Inc *	264	134
TD SYNNEX Corp	2,110	253

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VeriSign Inc *	2,360	$448

		9,953
Materials — 3.5%
Alcoa Corp	3,100	120
AptarGroup Inc	1,530	245
Arcadium Lithium PLC *	24,370	69
Ashland Inc	1,630	142
Axalta Coating Systems Ltd *	5,194	188
Berry Global Group Inc	3,229	219
DuPont de Nemours Inc	1,220	109
Eagle Materials Inc	1,220	351
FMC Corp	4,710	311
International Flavors & Fragrances Inc	2,506	263
NewMarket Corp	423	233
Packaging Corp of America	630	136
PPG Industries Inc	650	86
Royal Gold Inc, Cl A	1,210	170
Scotts Miracle-Gro Co/The, Cl A	1,148	99
SSR Mining Inc	17,966	102
Vulcan Materials Co	410	103

		2,946
Real Estate — 8.4%
Agree Realty Corp ‡	4,330	326
Alexandria Real Estate Equities Inc ‡	2,889	343
BXP Inc ‡	5,010	403
Camden Property Trust ‡	1,190	147
CoStar Group Inc *	1,850	140
Cousins Properties Inc ‡	7,770	229
CubeSmart ‡	1,790	96
EPR Properties, Cl A ‡	7,190	353
Equity LifeStyle Properties Inc ‡	2,280	163
Equity Residential ‡	5,251	391
Essex Property Trust Inc ‡	771	228
Federal Realty Investment Trust ‡	956	110
First Industrial Realty Trust Inc ‡	1,560	87
Healthpeak Properties Inc ‡	8,940	204
Host Hotels & Resorts Inc ‡	6,136	108
Invitation Homes Inc ‡	2,600	92
Kilroy Realty Corp ‡	3,460	134
Lamar Advertising Co, Cl A ‡	1,038	139
Mid-America Apartment Communities Inc ‡	2,442	388
National Storage Affiliates Trust ‡	7,330	353
Park Hotels & Resorts Inc ‡	25,510	360
Rexford Industrial Realty Inc ‡	4,790	241
SBA Communications Corp, Cl A ‡	1,260	303
Simon Property Group Inc ‡	3,533	597
STAG Industrial Inc ‡	7,100	277
UDR Inc ‡	4,880	221
Ventas Inc ‡	2,974	191
VICI Properties Inc, Cl A ‡	4,260	142
Welltower Inc ‡	2,345	300

		7,066

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 7.2%
Alliant Energy Corp	1,490	$91
Ameren Corp	1,340	117
American Water Works Co Inc	730	107
Brookfield Renewable Corp, Cl A	7,280	238
CenterPoint Energy Inc	5,173	152
Clearway Energy Inc, Cl A	2,830	81
Clearway Energy Inc, Cl C	7,950	244
CMS Energy Corp	1,770	125
Consolidated Edison Inc	810	84
Constellation Energy Corp	410	107
DTE Energy Co	2,503	321
Entergy Corp	4,841	637
Evergy Inc	5,828	361
Eversource Energy	6,090	414
Exelon Corp	2,860	116
FirstEnergy Corp	1,760	78
IDACORP Inc, Cl A	972	100
NiSource Inc	14,267	494
NRG Energy Inc	4,255	388
PPL Corp	3,760	124
Public Service Enterprise Group Inc	7,560	675
Vistra Corp	1,780	211
WEC Energy Group Inc	4,662	448
Xcel Energy Inc	4,880	319

		6,032
Total Common Stock
(Cost $66,512) ($ Thousands)		82,432

EXCHANGE TRADED FUND — 0.4%

iShares Russell Mid-Cap Value ETF	2,532	335

Total Exchange Traded Fund
(Cost $278) ($ Thousands)		335
	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	1,256,685	$1,257
Total Cash Equivalent
(Cost $1,257) ($ Thousands)		1,257
Total Investments in Securities — 99.9%
(Cost $68,047) ($ Thousands)		$84,024

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Mid-Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	2	Dec-2024	$622	$630	$8

Percentages are based on Net Assets of $84,078 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	82,432		–	–	82,432
Exchange Traded Fund	335		–	–	335
Rights	–	^	–	–	–	^
Cash Equivalent	1,257		–	–	1,257
Total Investments in Securities	84,024		–	–	84,024

^	This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	8	–	–	8
Total Other Financial Instruments	8	–	–	8

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,512	$13,553	$(13,808)	$—	$—	$1,257	$78	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 8.5%
Alphabet Inc, Cl C	14,557	$2,434
AT&T Inc	507,635	11,168
Comcast Corp, Cl A	253,616	10,594
Electronic Arts Inc	17,262	2,476
EverQuote Inc, Cl A *	1,177	25
Fox Corp, Cl A	76,686	3,246
Fox Corp, Cl B	23,590	915
IDT Corp, Cl B	3,584	137
New York Times Co/The, Cl A	25,984	1,447
Omnicom Group Inc	22,329	2,309
Scholastic Corp, Cl B	1,757	56
SK Telecom Co Ltd ADR	58,950	1,401
Spok Holdings Inc	9,424	142
Spotify Technology SA *	6,574	2,423
TEGNA Inc	120,120	1,895
T-Mobile US Inc	13,600	2,806
Verizon Communications Inc	265,574	11,927

		55,401
Consumer Discretionary — 8.5%
Amazon.com Inc, Cl A *	10,836	2,019
AutoZone Inc *	1,090	3,434
BorgWarner Inc	33,200	1,205
Canadian Tire Corp Ltd, Cl A	13,300	1,596
Chipotle Mexican Grill Inc, Cl A *	3,950	228
Coupang Inc, Cl A *	8,594	211
Domino's Pizza Inc	2,422	1,042
eBay Inc	60,099	3,913
Garmin Ltd	10,656	1,876
Gentex Corp	121,864	3,618
Genuine Parts Co	25,453	3,555
Graham Holdings Co, Cl B	44	36
Grand Canyon Education Inc *	18,921	2,684
H&R Block Inc	68,440	4,349
Honda Motor Co Ltd ADR	84,980	2,696
JAKKS Pacific Inc *	1,549	40
Murphy USA Inc	9,918	4,888
O'Reilly Automotive Inc *	3,406	3,922
Ross Stores Inc	13,669	2,057
Smith & Wesson Brands Inc	1,270	16
Sturm Ruger & Co Inc	614	26
Texas Roadhouse Inc, Cl A	20,479	3,617
TJX Cos Inc/The	22,040	2,591
Toyota Motor Corp ADR	5,200	929
Tractor Supply Co	7,495	2,180
Yum! Brands Inc	15,722	2,196

		54,924
Consumer Staples — 16.2%
Altria Group Inc	118,392	6,043
Andersons Inc/The	1,683	84
Archer-Daniels-Midland Co	87,440	5,224

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BellRing Brands Inc *	1,174	$71
Bunge Global SA	27,854	2,692
Cal-Maine Foods Inc	8,086	605
Campbell Soup Co	38,996	1,908
Casey's General Stores Inc	773	290
Central Garden & Pet Co, Cl A *	5,226	164
Church & Dwight Co Inc	14,087	1,475
Clorox Co/The	17,463	2,845
Coca-Cola Co/The	15,271	1,097
Coca-Cola Consolidated Inc	1,743	2,294
Colgate-Palmolive Co	60,665	6,298
Conagra Brands Inc	155,837	5,068
Costco Wholesale Corp	461	409
Dole PLC	25,513	416
Energizer Holdings Inc	11,045	351
Flowers Foods Inc	144,021	3,323
Fresh Del Monte Produce Inc	13,662	404
General Mills Inc	69,631	5,142
Herbalife Ltd *	2,010	14
Hormel Foods Corp	4,472	142
Ingles Markets Inc, Cl A	3,562	266
Ingredion Inc	47,426	6,518
J & J Snack Foods Corp	2,665	459
John B Sanfilippo & Son Inc	3,271	308
Kellanova	55,920	4,513
Keurig Dr Pepper Inc	28,443	1,066
Kimberly-Clark Corp	11,991	1,706
Kraft Heinz Co/The	209,308	7,349
Kroger Co/The	92,600	5,306
Lancaster Colony Corp	2,223	392
Loblaw Cos Ltd	8,500	1,133
Mama's Creations *	17,381	127
Molson Coors Beverage Co, Cl B	74,840	4,305
National Beverage Corp, Cl A	397	19
Oil-Dri Corp of America	2,422	167
PepsiCo Inc	5,521	939
Philip Morris International Inc	17,588	2,135
Pilgrim's Pride Corp *	41,303	1,902
Post Holdings Inc *	23,919	2,769
Primo Water Corp	10,761	272
Procter & Gamble Co/The	13,441	2,328
Reynolds Consumer Products Inc	27,925	868
Seaboard Corp	418	1,311
Simply Good Foods Co/The *	2,339	81
SpartanNash Co	5,106	114
Sprouts Farmers Market Inc *	3,445	380
Sysco Corp, Cl A	25,376	1,981
TreeHouse Foods Inc *	5,680	238
Tyson Foods Inc, Cl A	28,895	1,721
Universal Corp/VA	4,615	245
USANA Health Sciences Inc *	4,346	165
Vector Group Ltd	1,314	20
Village Super Market Inc, Cl A	7,497	238

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vita Coco Co Inc/The *	6,139	$174
Vital Farms Inc *	5,411	190
Walmart Inc	78,701	6,355
WD-40 Co	934	241
Weis Markets Inc	2,961	204
WK Kellogg Co	16,258	278

		105,142
Energy — 2.7%
Chevron Corp	35,987	5,300
CONSOL Energy Inc	915	96
Dorian LPG Ltd	1,020	35
DT Midstream Inc	37,946	2,985
Expand Energy Corp	8,581	706
Exxon Mobil Corp	63,017	7,387
Gulfport Energy Corp *	1,648	249
International Seaways Inc	421	22
Teekay Corp *	18,506	170
Teekay Tankers Ltd, Cl A	4,653	271

		17,221
Financials — 11.9%
Aflac Inc	64,544	7,216
Allstate Corp/The	24,454	4,638
American Express Co	7,625	2,068
American Financial Group Inc/OH	4,961	668
Ameriprise Financial Inc	3,785	1,778
Axis Capital Holdings Ltd	21,800	1,735
Banco Latinoamericano de Comercio Exterior SA, Cl E	2,297	75
Bank of New York Mellon Corp/The	124,417	8,941
Berkshire Hathaway Inc, Cl B *	7,701	3,544
Canadian Imperial Bank of Commerce	26,100	1,602
Cboe Global Markets Inc	27,314	5,596
Chicago Atlantic Real Estate Finance Inc ‡	4,043	63
CME Group Inc, Cl A	11,301	2,494
Corpay Inc *	4,246	1,328
Diamond Hill Investment Group Inc	26	4
Employers Holdings Inc	8,170	392
Everest Group Ltd	5,600	2,194
Hartford Financial Services Group Inc/The	55,679	6,548
Mastercard Inc, Cl A	5,096	2,516
Mercury General Corp	4,338	273
MetLife Inc	11,900	981
Northeast Community Bancorp	10,956	290
OceanFirst Financial Corp	62,727	1,166
Old Republic International Corp	80,355	2,846
Palomar Holdings Inc, Cl A *	576	55
Popular Inc	5,521	554
Progressive Corp/The	10,192	2,586
Reinsurance Group of America Inc, Cl A	3,710	808
Safety Insurance Group Inc	2,571	210
Selective Insurance Group Inc	2,111	197
Sixth Street Specialty Lending Inc	63,350	1,301

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Skyward Specialty Insurance Group Inc *	6,943	$283
Travelers Cos Inc/The	1,620	379
Universal Insurance Holdings Inc	9,331	207
Unum Group	3,064	182
Visa Inc, Cl A	8,030	2,208
W R Berkley Corp	10,567	599
Western Union Co/The	356,544	4,254
Willis Towers Watson PLC	14,498	4,270

		77,049
Health Care — 16.1%
AbbVie Inc	14,157	2,796
ACADIA Pharmaceuticals Inc *	7,730	119
Addus HomeCare Corp *	1,482	197
ADMA Biologics Inc *	7,500	150
Alkermes PLC *	12,143	340
Amgen Inc, Cl A	4,200	1,353
Amphastar Pharmaceuticals Inc *	1,288	63
ANI Pharmaceuticals Inc *	2,408	144
Anika Therapeutics Inc *	9,827	243
Arcellx Inc *	290	24
Ardelyx Inc *	6,387	44
Boston Scientific Corp *	27,242	2,283
Bristol-Myers Squibb Co	169,909	8,791
Cardinal Health Inc	73,854	8,162
Catalyst Pharmaceuticals Inc *	10,561	210
Cencora Inc, Cl A	26,932	6,062
Cigna Group/The	23,162	8,024
Corcept Therapeutics Inc *	2,132	99
CVS Health Corp	67,200	4,226
Elevance Health Inc	278	145
Entrada Therapeutics Inc *	1,271	20
Exelixis Inc *	112,964	2,931
Gilead Sciences Inc	126,739	10,626
Haemonetics Corp *	519	42
Halozyme Therapeutics Inc *	4,843	277
Harmony Biosciences Holdings Inc *	2,434	97
HealthStream Inc	9,574	276
Hims & Hers Health Inc *	6,292	116
Hologic Inc *	34,605	2,819
Incyte Corp *	56,979	3,766
Innoviva Inc *	10,789	208
iRadimed Corp	2,534	127
Ironwood Pharmaceuticals Inc, Cl A *	6,894	28
Jazz Pharmaceuticals PLC *	30,632	3,413
Johnson & Johnson	18,349	2,974
Kiniksa Pharmaceuticals International Plc, Cl A *	6,445	161
Krystal Biotech Inc *	712	130
Lantheus Holdings Inc *	905	99
LeMaitre Vascular Inc	507	47
Ligand Pharmaceuticals Inc *	581	58
McKesson Corp	15,109	7,470
Medpace Holdings Inc *	1,253	418

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merck & Co Inc	81,740	$9,282
Mesa Laboratories Inc	367	48
MiMedx Group Inc *	20,128	119
Myriad Genetics Inc *	683	19
National HealthCare Corp	793	100
Neurocrine Biosciences Inc *	13,941	1,606
Option Care Health Inc *	4,476	140
OraSure Technologies Inc *	23,120	99
Organon & Co	17,388	333
Pfizer Inc	40,110	1,161
Prestige Consumer Healthcare Inc, Cl A *	4,537	327
Protagonist Therapeutics Inc *	4,043	182
Quipt Home Medical Corp *	2,750	8
Regeneron Pharmaceuticals Inc *	1,647	1,731
Royalty Pharma PLC, Cl A	25,749	729
SIGA Technologies Inc	6,550	44
Stryker Corp	5,576	2,014
Supernus Pharmaceuticals Inc *	3,306	103
Tactile Systems Technology Inc *	4,668	68
UFP Technologies Inc *	594	188
United Therapeutics Corp *	11,441	4,100
Utah Medical Products Inc	203	14
Vanda Pharmaceuticals Inc *	17,009	80
Vertex Pharmaceuticals Inc *	5,520	2,567

		104,640
Industrials — 13.6%
A O Smith Corp	6,095	547
ABM Industries Inc	2,590	137
Allison Transmission Holdings Inc	40,482	3,889
Argan Inc	2,711	275
Armstrong World Industries Inc	1,533	201
Barrett Business Services Inc	5,876	220
CACI International Inc, Cl A *	1,529	771
Carlisle Cos Inc	2,905	1,307
Cintas Corp	10,964	2,257
CSG Systems International Inc	40,530	1,972
CSW Industrials Inc	1,060	388
Cummins Inc	13,200	4,274
Curtiss-Wright Corp	2,644	869
Donaldson Co Inc, Cl A	19,446	1,433
Eaton Corp PLC	5,520	1,830
EMCOR Group Inc	9,363	4,031
Emerson Electric Co	16,161	1,768
Enerpac Tool Group Corp, Cl A	456	19
Ennis Inc	642	16
Expeditors International of Washington Inc	29,758	3,910
Fastenal Co, Cl A	29,423	2,101
Ferguson Enterprises Inc	9,842	1,954
Franklin Electric Co Inc	1,334	140
FTI Consulting Inc *	481	109
General Dynamics Corp	9,632	2,911
Genpact Ltd	7,434	291
Golden Ocean Group Ltd	9,943	133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huntington Ingalls Industries Inc, Cl A	4,685	$1,239
Huron Consulting Group Inc *	1,535	167
Hyster-Yale Inc	152	10
IBEX Holdings Ltd *	6,424	128
Illinois Tool Works Inc	8,118	2,127
Landstar System Inc	11,724	2,214
Leidos Holdings Inc	17,623	2,873
Lennox International Inc	2,216	1,339
Lockheed Martin Corp	17,469	10,212
LSI Industries Inc	6,132	99
ManpowerGroup Inc	15,771	1,159
Maximus Inc	5,096	475
Miller Industries Inc/TN	916	56
Mueller Industries Inc	454	34
Mueller Water Products Inc, Cl A	10,762	234
Northrop Grumman Corp	7,848	4,144
Otis Worldwide Corp	21,810	2,267
PACCAR Inc	44,405	4,382
Paychex Inc	14,741	1,978
Republic Services Inc	4,028	809
Robert Half Inc	4,224	285
Science Applications International Corp	2,749	383
Snap-on Inc	11,346	3,287
SS&C Technologies Holdings Inc	12,518	929
Tennant Co	43	4
Textron Inc	24,710	2,189
Trane Technologies PLC	8,553	3,325
Waste Management Inc	4,122	856
Watts Water Technologies Inc, Cl A	1,881	390
WW Grainger Inc	2,635	2,737

		88,084
Information Technology — 15.0%
A10 Networks Inc	11,954	173
ACI Worldwide Inc *	3,369	171
Amdocs Ltd	132,311	11,574
Amphenol Corp, Cl A	33,280	2,168
Apple Inc	9,275	2,161
Arrow Electronics Inc, Cl A *	30,337	4,030
Avnet Inc	54,960	2,985
Badger Meter Inc	178	39
Box Inc, Cl A *	2,639	86
Canon Inc ADR	83,200	2,737
Cisco Systems Inc	201,217	10,709
Cognizant Technology Solutions Corp, Cl A	77,577	5,987
CommVault Systems Inc *	3,314	510
Crane NXT Co	3,335	187
Daktronics Inc *	4,054	52
Dolby Laboratories Inc, Cl A	4,049	310
Dropbox Inc, Cl A *	71,200	1,811
F5 Inc, Cl A *	9,240	2,035
Gartner Inc *	10,405	5,273
Gen Digital Inc	8,991	247
GoDaddy Inc, Cl A *	25,224	3,955

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hackett Group Inc/The	4,228	$111
Hewlett Packard Enterprise Co	292,670	5,988
HP Inc	150,287	5,391
InterDigital Inc	2,666	378
International Business Machines Corp	45,955	10,160
Juniper Networks Inc	32,600	1,271
LiveRamp Holdings Inc *	3,899	97
Motorola Solutions Inc	7,766	3,492
NetApp Inc	20,180	2,492
NVE Corp	866	69
OneSpan Inc *	1,078	18
Ooma Inc *	1,077	12
Open Text Corp	42,600	1,420
Oracle Corp, Cl B	14,512	2,473
PC Connection Inc	3,927	296
Pegasystems Inc	4,517	330
Photronics Inc *	934	23
Progress Software Corp	292	20
Qorvo Inc *	5,341	552
QUALCOMM Inc	4,702	799
Qualys Inc *	1,304	167
Skyworks Solutions Inc	4,610	455
TD SYNNEX Corp	20,800	2,498
Teradata Corp *	15,921	483
VeriSign Inc *	5,115	972
Weave Communications Inc *	1,592	20

		97,187
Materials — 2.4%
Amcor PLC	99,906	1,132
AptarGroup Inc	4,535	726
Avery Dennison Corp	4,731	1,044
Berry Global Group Inc	21,955	1,492
CF Industries Holdings Inc	17,990	1,544
Core Molding Technologies Inc *	1,933	33
Graphic Packaging Holding Co	44,500	1,317
Innospec Inc	238	27
NewMarket Corp	5,419	2,991
Packaging Corp of America	9,892	2,131
Reliance Inc	2,700	781
Royal Gold Inc, Cl A	6,083	853
Sonoco Products Co	28,236	1,543
Southern Copper Corp	2,158	250

		15,864
Real Estate — 0.1%
Equity Commonwealth *‡	14,547	289
Forestar Group Inc *	4,021	130
RMR Group Inc/The, Cl A	9,646	245

		664
Utilities — 3.6%
American Electric Power Co Inc	16,310	1,673
American States Water Co	3,319	276

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avista Corp	3,241	$126
Black Hills Corp, Cl A	1,342	82
California Water Service Group, Cl A	6,096	331
Consolidated Water Co Ltd	7,350	185
Edison International	755	66
Entergy Corp	7,900	1,040
Evergy Inc	28,770	1,784
Genie Energy Ltd, Cl B	11,156	181
National Fuel Gas Co	99,547	6,034
New Jersey Resources Corp	2,497	118
Northwest Natural Holding Co	3,946	161
NRG Energy Inc	32,904	2,998
ONE Gas Inc	1,487	111
PG&E Corp	189,614	3,749
Portland General Electric Co	775	37
PPL Corp	54,700	1,809
SJW Group	4,700	273
Spire Inc	3,969	267
Unitil Corp	204	12
Vistra Corp	15,700	1,861

		23,174
Total Common Stock
(Cost $508,681) ($ Thousands)		639,350

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	8,433,279	8,433
Total Cash Equivalent
(Cost $8,433) ($ Thousands)		8,433
Total Investments in Securities — 99.9%
(Cost $517,114) ($ Thousands)		$647,783

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	9	Dec-2024	$2,557	$2,617	$60

Percentages are based on a Net Assets of $648,141 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	639,350	–	–	639,350
Cash Equivalent	8,433	–	–	8,433
Total Investments in Securities	647,783	–	–	647,783

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	60	–	–	60
Total Other Financial Instruments	60	–	–	60

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,813	$21,533	$(24,347)	$1	$—	$—	$18	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,573	181,542	(188,682)	—	—	8,433	502	—
Totals	$18,386	$203,075	$(213,029)	$1	$—	$8,433	$520	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%
Australia — 0.9%
Computershare Ltd	7,868	$138
Fortescue Ltd	8,880	127
Origin Energy Ltd	42,215	293
Rio Tinto Ltd	75,959	6,805
		7,363

Austria — 0.1%
Oberbank AG	162	13
Telekom Austria AG, Cl A	44,848	440
UNIQA Insurance Group AG	30,730	254
		707

Belgium — 0.0%
Ageas SA/NV	4,495	240
Colruyt Group N.V	580	27
		267

Canada — 2.0%
Barrick Gold Corp	77,399	1,541
Canadian Utilities Ltd, Cl A	10,743	285
CGI Inc, Cl A *	9,200	1,060
Dollarama Inc	7,276	746
Empire Co Ltd, Cl A	92,423	2,828
Enbridge	5,910	240
Fairfax Financial Holdings Ltd	1,144	1,446
George Weston Ltd	19,264	3,237
Kinross Gold Corp	119,153	1,117
Loblaw Cos Ltd	27,041	3,605
Metro Inc/CN, Cl A	10,456	662
		16,767

China — 0.1%
APT Satellite Holdings Ltd	202,000	56
BOC Hong Kong Holdings Ltd	55,903	179
TE Connectivity PLC *	2,656	401
Wilmar International Ltd	20,080	53
		689

Denmark — 0.3%
Danske Bank A/S	8,045	242
Novo Nordisk A/S, Cl B	11,399	1,343
Pandora A/S	4,488	741
Schouw & Co A/S	1,793	156
		2,482

Finland — 0.2%
Elisa Oyj	36,070	1,917
Orion Oyj, Cl A	259	14
		1,931

France — 2.6%
Bureau Veritas SA	5,122	170
Carrefour SA	166,867	2,851
Danone SA	18,096	1,320
Eiffage SA	1,151	111
Engie SA	129,883	2,249

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Legrand SA	14,887	$1,716
Orange SA	619,226	7,108
Sanofi SA	3,574	411
TotalEnergies SE	92,299	6,026
Vivendi SE	31,055	360
		22,322

Germany — 0.0%
Deutsche Telekom AG	2,594	77
Heidelberg Materials AG	800	87
		164

Hong Kong — 2.7%
CK Asset Holdings Ltd	128,500	566
CK Hutchison Holdings Ltd	1,026,827	5,909
CK Infrastructure Holdings Ltd	6,500	44
CLP Holdings Ltd, Cl B	93,616	830
Dah Sing Banking Group Ltd	108,898	98
Ferretti	16,900	52
HK Electric Investments & HK Electric Investments Ltd	258,500	176
HKT Trust & HKT Ltd	3,108,689	3,982
Miramar Hotel & Investment	49,000	60
PCCW Ltd	4,056,000	2,230
Power Assets Holdings Ltd	601,216	3,855
Regal Hotels International Holdings Ltd *	77,509	28
Swire Pacific Ltd, Cl A	107,448	918
VTech Holdings Ltd	42,069	294
WH Group Ltd	5,278,320	4,186
		23,228

Israel — 1.8%
Check Point Software Technologies Ltd *	58,709	11,320
First International Bank Of Israel Ltd/The	17,337	718
Isracard Ltd	5	–
Nice Ltd *	4,393	766
Nova Ltd *	3,415	712
Radware Ltd *	24,814	553
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,532	142
Sapiens International Corp NV	7,575	282
Shufersal Ltd	12,281	109
Tower Semiconductor Ltd *	9,245	409
		15,011

Japan — 10.5%
Achilles Corp	2,500	26
Aeon Delight	1,300	37
Aisin Corp	121,800	1,343
Albis Co Ltd	1,600	31
Amano Corp	17,500	527
Anritsu Corp	176,600	1,342
Arcs Co Ltd	53,500	958
Artience	15,300	414
Asahi Co Ltd	44,600	537

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Asante Inc	10,700	$122
Autobacs Seven Co Ltd	8,900	92
Axial Retailing Inc	3,900	26
Belc Co Ltd	4,100	184
Brother Industries Ltd	43,029	836
Canon Inc	184,298	6,059
Canon Marketing Japan Inc	5,100	166
Cawachi Ltd	23,500	443
Central Japan Railway Co	91,314	2,117
Chubu Electric Power Co Inc	261,392	3,072
Create Medic Co Ltd	5,677	38
Daiken Medical	6,500	24
Daito Trust Construction Co Ltd	10,700	1,302
Daiwa House Industry Co Ltd	6,200	195
Earth Corp	14,800	551
Eco's	1,800	27
Eizo Corp	11,200	170
ENEOS Holdings Inc	116,800	636
EXEO Group	13,400	146
Ezaki Glico Co Ltd	36,500	1,120
FTGroup Co Ltd	2,900	22
Fujicco Co Ltd	18,100	217
FUJIFILM Holdings Corp	133,451	3,441
Fujiya Co Ltd	2,900	56
Gakken Holdings Co Ltd	9,200	65
Gakkyusha Co Ltd	3,600	49
Heiwado Co Ltd	64,400	1,076
Hitachi Ltd	1,255	33
Hokuto Corp	49,800	634
House Foods Group Inc	48,300	1,029
Idemitsu Kosan Co Ltd	130,700	939
Japan Oil Transportation Co Ltd	2,100	42
Japan Post Bank Co Ltd	101,056	945
Japan Post Holdings Co Ltd	88,824	848
Japan Post Insurance Co Ltd	7,454	136
Japan Tobacco Inc	217,823	6,364
J-Oil Mills	11,100	163
JSP Corp	21,600	293
Kaken Pharmaceutical Co Ltd	15,200	406
Kansai Electric Power Co Inc/The	74,345	1,232
Kato Sangyo Co Ltd	23,900	708
KDDI Corp	60,940	1,957
Kewpie Corp	50,100	1,254
Key Coffee Inc	4,000	56
Kirin Holdings Co Ltd	27,400	419
Kobe Electric Railway	1,800	32
Komeri Co Ltd	1,500	39
Konami Group Corp	18,096	1,840
Kuriyama Holdings	4,200	35
Kyorin Pharmaceutical	97,500	1,036
LAC	9,400	50
Lion Corp	106,500	1,202
Marudai Food Co Ltd	3,000	38

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McDonald's Holdings Co Japan Ltd	19,780	$946
Medical System Network, Cl A	7,000	21
Megmilk Snow Brand Co Ltd	21,600	409
MEIJI Holdings Co Ltd	85,277	2,140
Ministop Co Ltd	4,700	53
Miroku Jyoho Service Co Ltd	2,200	28
Mitsubishi Chemical Group Corp, Cl B	70,017	450
Mitsubishi Shokuhin Co Ltd	12,600	463
Miyoshi Oil & Fat Co Ltd	15,100	170
MrMax Holdings Ltd	8,400	42
MS&AD Insurance Group Holdings Inc	39,058	909
Musashi Co Ltd	2,400	32
Nagase Brothers	7,200	89
Nihon Chouzai Co Ltd	21,100	200
Nihon Denkei Co Ltd	2,000	24
Nikko Co Ltd/Hyogo	12,400	60
Nintendo Co Ltd	42,500	2,269
Nippn Corp	95,034	1,474
Nippon Air Conditioning Services Co Ltd	4,900	36
NIPPON EXPRESS HOLDINGS INC	31,083	1,639
Nippon Kanzai Holdings	2,100	39
Nippon Telegraph & Telephone Corp	815,642	837
Nisshin Oillio Group Ltd/The	8,652	319
Nitto Denko	4,000	67
Nittoc Construction Co Ltd	7,000	50
Noevir Holdings	2,600	94
Oiles Corp	25,300	360
Okinawa Cellular Telephone Co	7,900	218
Okuwa Co Ltd	31,500	195
Oracle Corp Japan	5,400	557
Osaka Gas Co Ltd	36,328	819
Otsuka Holdings Co Ltd	1,761	99
OUG Holdings Inc	2,236	40
Pigeon	10,700	126
Prima Meat Packers	5,900	98
Sakata Seed Corp	1,900	47
Sala	4,300	25
SAMTY HOLDINGS	5,500	107
San-A Co Ltd, Cl A	73,200	1,318
Sanki Engineering Co Ltd	16,500	277
Sanyo Chemical Industries	9,800	284
SCSK Corp	27,617	571
Secom Co Ltd	16,682	617
Seiko Epson Corp	58,461	1,079
SG Holdings Co Ltd	11,500	124
Showa Sangyo Co Ltd	18,900	386
SoftBank Corp	3,757,070	4,917
Software Service	600	60
SRA Holdings	5,000	149
ST Corp	5,400	56
Step Co Ltd	9,200	124
Studio Alice Co Ltd	3,500	50
Sumitomo Electric Industries	19,300	310

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sundrug Co Ltd	55,500	$1,643
Takamatsu Construction Group Co Ltd	4,900	101
Takasago International Corp	1,000	38
Takeda Pharmaceutical Co Ltd	26,900	772
TOKAI Holdings Corp	119,200	809
Tokio Marine Holdings Inc	88,874	3,250
Tokyo Electric Power Co Holdings Inc *	37,200	166
Tokyo Individualized Educational Institute Inc	8,500	24
Trend Micro Inc/Japan	70,151	4,162
Unicafe Inc	6,400	42
United Super Markets Holdings Inc	64,600	383
Uoriki Co Ltd	5,800	99
Valor Holdings Co Ltd	14,200	219
Vital KSK Holdings Inc	12,900	108
Wowow Inc	19,124	138
Yamaya Corp	1,300	27
Yaoko Co Ltd	19,800	1,346
Zenrin Co Ltd	17,500	107
ZERIA Pharmaceutical	2,500	40
		88,544

Netherlands — 2.8%
Koninklijke Ahold Delhaize NV	322,750	11,177
Koninklijke KPN NV	1,082,594	4,433
Wolters Kluwer NV	45,438	7,673
		23,283

New Zealand — 0.1%
Spark New Zealand Ltd	250,636	483

Norway — 1.2%
AMSC ASA	29,261	74
DNB Bank ASA	16,799	345
Equinor ASA	5,210	132
Orkla ASA	266,262	2,514
Sparebank 1 Oestlandet	3,854	53
SpareBank 1 SMN	13,153	192
SpareBank 1 Sorost-Norge	3,479	22
Sparebanken Vest	26,910	321
Telenor ASA	463,104	5,936
Veidekke ASA	19,659	231
		9,820

Portugal — 0.2%
Jeronimo Martins SGPS SA	66,987	1,319

Singapore — 0.6%
Haw Par	3,200	27
Jardine Matheson Holdings Ltd	36,799	1,437
Kimly Ltd	85,900	22
Oversea-Chinese Banking Corp Ltd	73,659	868
Sembcorp Industries Ltd	33,893	146
Sheng Siong Group Ltd	1,367,374	1,632
Singapore Airlines Ltd	47,030	249
Singapore Exchange Ltd	114,416	1,019

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
StarHub Ltd	45,500	$44
		5,444

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	40,395	1,870
Aena SME SA	10,572	2,331
Ebro Foods SA	9,388	167
Iberdrola SA	91,503	1,419
Logista Integral	30,628	925
Puig Brands, Cl B *	14,096	324
Redeia Corp SA	131,003	2,554
		9,590

Sweden — 1.4%
Essity AB, Cl B	168,158	5,257
Industrivarden AB, Cl C	32,902	1,212
Telefonaktiebolaget LM Ericsson, Cl B	50,163	380
Volvo AB, Cl A	31,438	840
Volvo AB, Cl B	163,676	4,330
		12,019

Switzerland — 4.2%
ABB Ltd	23,666	1,374
Galderma Group *	31,986	2,980
Givaudan SA	825	4,538
Holcim AG	2,812	275
Logitech International SA	677	61
Novartis AG	93,728	10,795
Plazza AG	133	50
Roche Holding AG	26,876	8,704
Schindler Holding AG	2,629	770
Swatch Group AG/The	7,743	333
Swisscom AG	7,500	4,912
UBS Group AG	29,439	910
		35,702

United Kingdom — 5.1%
Auto Trader Group PLC	163,357	1,902
BAE Systems PLC	62,748	1,042
Centrica PLC	542,879	849
Coca-Cola Europacific Partners PLC	7,993	629
Coca-Cola HBC AG	5,037	180
GSK PLC	507,585	10,325
Haleon PLC	173,382	914
Imperial Brands PLC	17,924	522
J Sainsbury PLC	366,886	1,454
RELX PLC	62,788	2,955
Sage Group PLC/The	447,725	6,153
Shell PLC	85,106	2,768
Spirent Communications PLC	148,008	339
Tesco PLC	838,724	4,035
Unilever PLC	65,343	4,241
Vodafone Group PLC	4,929,635	4,962
		43,270

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States — 57.3%
A O Smith Corp	5,334	$479
Abbott Laboratories	18,961	2,162
AbbVie Inc	19,352	3,822
Allstate Corp/The	18,101	3,433
Alphabet Inc, Cl A	27,744	4,601
Alphabet Inc, Cl C	19,876	3,323
Altria Group Inc	93,131	4,753
Amazon.com Inc, Cl A *	6,118	1,140
Amdocs Ltd	31,241	2,733
American Business Bank *	1,369	52
American Electric Power Co Inc	3,194	328
Amphenol Corp, Cl A	117,321	7,645
Apple Inc	35,202	8,202
AptarGroup Inc	25,383	4,066
AT&T Inc	645,185	14,194
Automatic Data Processing Inc	8,813	2,439
AutoZone Inc *	88	277
Bank of New York Mellon Corp/The	100,525	7,224
Baxter International Inc	3,891	148
Becton Dickinson & Co	3,206	773
Berkshire Hathaway Inc, Cl B *	11,714	5,392
Booking Holdings Inc	1,322	5,568
Boston Scientific Corp *	87,320	7,317
Box Inc, Cl A *	32,436	1,062
Bristol-Myers Squibb Co	26,897	1,392
CACI International Inc, Cl A *	4,502	2,272
Campbell Soup Co	22,888	1,120
Cardinal Health Inc	11,411	1,261
Carlisle Cos Inc	8,091	3,639
Cboe Global Markets Inc	39,228	8,037
Cencora Inc, Cl A	15,280	3,439
Centene Corp *	32,243	2,427
CH Robinson Worldwide Inc	964	106
Chemed Corp	7,722	4,641
Chevron Corp	41	6
Chipotle Mexican Grill Inc, Cl A *	3,271	188
Church & Dwight Co Inc	42,155	4,414
Cigna Group/The	13,761	4,767
Cintas Corp	32,123	6,613
Cisco Systems Inc	136,499	7,264
Clorox Co/The	24,094	3,925
CME Group Inc, Cl A	9,996	2,206
Coca-Cola Co/The	88,515	6,361
Colgate-Palmolive Co	91,061	9,453
Comcast Corp, Cl A	126,370	5,278
CommVault Systems Inc *	22,103	3,401
Conagra Brands Inc	42,962	1,397
Consolidated Edison Inc	30,336	3,159
Costco Wholesale Corp	11,859	10,513
CVS Health Corp	36,593	2,301
CyberArk Software Ltd *	180	53
DaVita Inc *	2,036	334

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dolby Laboratories Inc, Cl A	44,397	$3,398
Domino's Pizza Inc	1,982	853
Donaldson Co Inc, Cl A	5,457	402
Dropbox Inc, Cl A *	49,128	1,249
DTE Energy Co	2,303	296
Duke Energy Corp	7,446	859
eBay Inc	39,244	2,555
Ecolab Inc	22,832	5,830
Electronic Arts Inc	90,730	13,014
EMCOR Group Inc	2,292	987
Entergy Corp	300	39
Everest Group Ltd	7,141	2,798
Evergy Inc	2,187	136
Expeditors International of Washington Inc	14,106	1,854
Exxon Mobil Corp	84	10
F5 Inc, Cl A *	31,152	6,860
Fair Isaac Corp *	133	259
Ferguson Enterprises Inc	185	37
Fox Corp, Cl A	61,955	2,623
Fox Corp, Cl B	32,014	1,242
General Dynamics Corp	7,584	2,292
General Mills Inc	33,388	2,466
Gilead Sciences Inc	65,159	5,463
Grand Canyon Education Inc *	7,381	1,047
HealthStream Inc	11,410	329
Hologic Inc *	12,409	1,011
Huntington Ingalls Industries Inc, Cl A	11,958	3,161
Incyte Corp *	29,987	1,982
Ingredion Inc	21,454	2,948
Intercontinental Exchange Inc	14,372	2,309
International Business Machines Corp	23,954	5,296
Intuit Inc	4,066	2,525
Ituran Location and Control	654	17
Johnson & Johnson	83,100	13,467
Kimberly-Clark Corp	100,366	14,280
Kraft Heinz Co/The	95,395	3,349
Leidos Holdings Inc	29,062	4,737
Lockheed Martin Corp	18,378	10,743
Manhattan Associates Inc *	3,271	920
Marathon Petroleum Corp	2,311	376
Marsh & McLennan Cos Inc	32,780	7,313
Mastercard Inc, Cl A	823	406
McKesson Corp	17,301	8,554
Medtronic PLC	25,994	2,340
Merck & Co Inc	31,595	3,588
Meta Platforms Inc, Cl A	2,856	1,635
Microsoft Corp	23,003	9,898
Molina Healthcare Inc *	2,303	794
Molson Coors Beverage Co, Cl B	36,654	2,108
Mondelez International Inc, Cl A	21,846	1,609
Moody's Corp	6,286	2,983
Motorola Solutions Inc	23,945	10,766
NetApp Inc	45,691	5,643

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neurocrine Biosciences Inc *	8,964	$1,033
Northrop Grumman Corp	10,157	5,364
NRG Energy Inc	16,330	1,488
Nuveen Churchill Direct Lending	8,673	151
NVIDIA Corp	35,291	4,286
Omnicom Group Inc	878	91
O'Reilly Automotive Inc *	1,052	1,211
PACCAR Inc	42,791	4,223
Packaging Corp of America	1,508	325
PepsiCo Inc	11,484	1,953
Pfizer Inc	23,745	687
Philip Morris International Inc	34,293	4,163
Phillips 66	4,794	630
Procter & Gamble Co/The	39,153	6,781
Progressive Corp/The	18,866	4,787
Quest Diagnostics Inc	2,307	358
Regeneron Pharmaceuticals Inc *	3,159	3,321
Reliance Inc	4,338	1,255
Republic Services Inc	37,893	7,610
Rollins Inc	1,927	97
Roper Technologies Inc	6,077	3,382
Royal Gold Inc, Cl A	14,636	2,053
Royalty Pharma PLC, Cl A	24,155	683
RPM International Inc	8,307	1,005
Sherwin-Williams Co/The, Cl A	982	375
Southern Co/The	4,345	392
SS&C Technologies Holdings Inc	5,475	406
TJX Cos Inc/The	19,391	2,279
T-Mobile US Inc	19,264	3,975
Tyson Foods Inc, Cl A	11,443	682
UL Solutions Inc, Cl A	48,368	2,385
United Therapeutics Corp *	8,989	3,221
Valero Energy Corp	438	59
Veeva Systems Inc, Cl A *	1,824	383
Veralto Corp	18,768	2,099
VeriSign Inc *	8,860	1,683
Verisk Analytics Inc, Cl A	4,250	1,139
Verizon Communications Inc	233,263	10,476
Vertex Pharmaceuticals Inc *	354	165
Viatris Inc, Cl W	61,948	719
Visa Inc, Cl A	4,817	1,324
W R Berkley Corp	1,050	60
Walmart Inc	140,826	11,372
Waste Connections Inc	15,404	2,755
Waste Management Inc	25,936	5,384
Willis Towers Watson PLC	10,521	3,099
		484,125

Total Common Stock
(Cost $682,411) ($ Thousands)		804,530

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 1.1%
Germany — 1.1%
Bayerische Motoren Werke AG, 7.000%	7,212	$598
Henkel AG & Co KGaA (A)	93,797	8,835

Total Preferred Stock
(Cost $8,066) ($ Thousands)		9,433

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	23,798,203	23,798
Total Cash Equivalent
(Cost $23,798) ($ Thousands)		23,798
Total Investments in Securities — 99.1%
(Cost $714,275) ($ Thousands)		$837,761

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	24	Dec-2024	$1,328	$1,348	$16
FTSE 100 Index	8	Dec-2024	890	889	(9)
Hang Seng Index	3	Oct-2024	390	410	20
S&P 500 Index E-MINI	26	Dec-2024	7,511	7,558	47
SPI 200 Index	7	Dec-2024	985	1,009	8
TOPIX Index	5	Dec-2024	909	926	14
			$12,013	$12,140	$96

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	10/15/24	NZD	1,436	USD	883	$(31)
Barclays PLC	10/15/24	EUR	31,873	USD	35,267	(324)
BNP Paribas	10/15/24	SGD	4,006	USD	3,081	(46)
BNP Paribas	10/15/24	AUD	4,743	USD	3,165	(125)
BNP Paribas	10/15/24	GBP	17,573	USD	23,007	(562)
BNP Paribas	10/15/24	DKK	21,905	USD	3,249	(33)
BNP Paribas	10/15/24	HKD	91,401	USD	11,738	(31)
Brown Brothers Harriman	10/15/24	NZD	12	USD	7	—
Brown Brothers Harriman	10/15/24	SGD	15	USD	12	—
Brown Brothers Harriman	10/15/24	SGD	27	USD	21	—
Brown Brothers Harriman	10/15/24	AUD	53	USD	36	(1)
Brown Brothers Harriman	10/15/24	USD	141	AUD	207	3
Brown Brothers Harriman	10/15/24	DKK	144	USD	22	—
Brown Brothers Harriman	10/15/24	GBP	84	USD	113	—
Brown Brothers Harriman	10/15/24	GBP	83	USD	109	(2)
Brown Brothers Harriman	10/15/24	USD	168	HKD	1,305	—
Brown Brothers Harriman	10/15/24	USD	175	SEK	1,790	1
Brown Brothers Harriman	10/15/24	USD	52	SEK	523	—
Brown Brothers Harriman	10/15/24	CAD	45	USD	33	—
Brown Brothers Harriman	10/15/24	CAD	209	USD	154	—
Brown Brothers Harriman	10/15/24	USD	195	CAD	264	1
Brown Brothers Harriman	10/15/24	USD	68	CAD	92	—
Brown Brothers Harriman	10/15/24	USD	202	NOK	2,174	4
Brown Brothers Harriman	10/15/24	USD	137	NOK	1,439	(1)
Brown Brothers Harriman	10/15/24	USD	393	NZD	641	15
Brown Brothers Harriman	10/15/24	USD	4	NZD	7	—
Brown Brothers Harriman	10/15/24	CHF	470	USD	555	(3)
Brown Brothers Harriman	10/15/24	USD	558	SGD	725	8
Brown Brothers Harriman	10/15/24	USD	7	SGD	9	—
Brown Brothers Harriman	10/15/24	USD	538	EUR	485	3
Brown Brothers Harriman	10/15/24	USD	137	EUR	123	—
Brown Brothers Harriman	10/15/24	USD	1,162	GBP	884	24
Brown Brothers Harriman	10/15/24	EUR	49	USD	55	—
Brown Brothers Harriman	10/15/24	EUR	1,278	USD	1,415	(13)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	10/15/24	USD	99	JPY	14,242	$—
Brown Brothers Harriman	10/15/24	USD	1,229	JPY	173,920	(10)
Brown Brothers Harriman	10/15/24	NOK	969	USD	92	—
Brown Brothers Harriman	10/15/24	NOK	647	USD	61	—
Brown Brothers Harriman	10/15/24	USD	1,790	DKK	12,104	23
Brown Brothers Harriman	10/15/24	USD	5	DKK	35	—
Brown Brothers Harriman	10/15/24	HKD	2,033	USD	261	(1)
Brown Brothers Harriman	10/15/24	USD	2,015	CHF	1,707	13
Brown Brothers Harriman	10/15/24	USD	138	CHF	116	—
Brown Brothers Harriman	10/15/24	SEK	61	USD	6	—
Brown Brothers Harriman	10/15/24	SEK	2,144	USD	209	(2)
Brown Brothers Harriman	10/15/24	JPY	593,275	USD	4,198	42
Brown Brothers Harriman	10/15/24	JPY	158,967	USD	1,104	(9)
Standard Chartered	10/15/24	NOK	56,092	USD	5,194	(133)
Standard Chartered	10/15/24	SEK	58,938	USD	5,705	(114)
Standard Chartered	10/15/24	JPY	6,119,864	USD	43,430	557
Westpac Banking	10/15/24	CAD	11,438	USD	8,433	(37)
Westpac Banking	10/15/24	CHF	17,406	USD	20,652	(17)
						$(801)

Percentages are based on Net Assets of $845,086 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	804,530	–	–	804,530
Preferred Stock	9,433	–	–	9,433
Cash Equivalent	23,798	–	–	23,798
Total Investments in Securities	837,761	–	–	837,761

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	105	–	–	105
Unrealized Depreciation	(9)	–	–	(9)
Forward Contracts*
Unrealized Appreciation	–	694	–	694
Unrealized Depreciation	–	(1,495)	–	(1,495)
Total Other Financial Instruments	96	(801)	–	(705)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$5,171	$71,532	$(76,700)	$(4)	$1	$—	$66	$—
SEI Daily Income Trust, Government Fund, Institutional Class	8,088	286,739	(271,029)	—	—	23,798	421	—
Totals	$13,259	$358,271	$(347,729)	$(4)	$1	$23,798	$487	$—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Global Managed Volatility Fund (Concluded)

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 6.7%
AT&T Inc	477,204	$10,498
Comcast Corp, Cl A	94,035	3,928
Fox Corp, Cl A	188,840	7,994
Fox Corp, Cl B	103,911	4,032
Madison Square Garden Sports Corp *	8,894	1,852
New York Times Co/The, Cl A	90,194	5,021
SK Telecom Co Ltd ADR	165,516	3,934
T-Mobile US Inc	31,074	6,412
Verizon Communications Inc	297,517	13,362

		57,033
Consumer Discretionary — 5.7%
AutoZone Inc *	4,900	15,435
Darden Restaurants Inc	32,531	5,339
Gentex Corp	121,135	3,597
Honda Motor Co Ltd ADR	124,419	3,948
McDonald's Corp	24,019	7,314
Murphy USA Inc	6,300	3,105
Texas Roadhouse Inc, Cl A	37,143	6,560
Toyota Motor Corp ADR	13,700	2,446

		47,744
Consumer Staples — 15.6%
Altria Group Inc	133,531	6,816
Archer-Daniels-Midland Co	61,048	3,647
Campbell Soup Co	94,966	4,646
Casey's General Stores Inc	2,654	997
Church & Dwight Co Inc	67,498	7,068
Coca-Cola Co/The	58,844	4,229
Coca-Cola Europacific Partners PLC	49,400	3,890
Colgate-Palmolive Co	59,487	6,175
Costco Wholesale Corp	9,748	8,642
General Mills Inc	94,060	6,946
Hershey Co/The	32,131	6,162
Hormel Foods Corp	111,668	3,540
Ingredion Inc	31,661	4,351
Kellanova	71,953	5,807
Kimberly-Clark Corp	34,699	4,937
Kraft Heinz Co/The	261,686	9,188
Kroger Co/The	129,500	7,420
Lamb Weston Holdings Inc	28,333	1,834
McCormick & Co Inc/MD	71,893	5,917
Metro Inc/CN, Cl A	36,800	2,329
PepsiCo Inc	54,885	9,333
Procter & Gamble Co/The	25,294	4,381
Target Corp, Cl A	4,597	717
Tyson Foods Inc, Cl A	16,292	970
Walmart Inc	143,221	11,565
WK Kellogg Co	42,187	722

		132,229
Energy — 1.6%
DT Midstream Inc	7,200	566

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp	21,000	$2,462
Marathon Petroleum Corp	19,475	3,173
Shell PLC ADR	48,400	3,192
Williams Cos Inc/The	96,414	4,401

		13,794
Financials — 14.5%
Aflac Inc	112,800	12,611
Allstate Corp/The	40,900	7,757
American Financial Group Inc/OH	17,700	2,382
Berkshire Hathaway Inc, Cl B *	7,600	3,498
Cboe Global Markets Inc	46,588	9,544
Chubb Ltd	12,399	3,576
Cullen/Frost Bankers Inc	13,486	1,509
Everest Group Ltd	31,579	12,374
Hanover Insurance Group Inc/The, Cl A	19,700	2,918
Jack Henry & Associates Inc	10,939	1,931
Morningstar Inc, Cl A	14,569	4,649
National Bank of Canada	25,300	2,392
Progressive Corp/The	124,292	31,540
RenaissanceRe Holdings Ltd	31,431	8,562
Travelers Cos Inc/The	24,347	5,700
Unum Group	78,804	4,684
Western Union Co/The	306,209	3,653
White Mountains Insurance Group Ltd	2,113	3,584

		122,864
Health Care — 16.1%
AbbVie Inc	59,362	11,723
Amgen Inc, Cl A	16,800	5,413
AstraZeneca PLC ADR	60,600	4,721
Cencora Inc, Cl A	31,681	7,131
Chemed Corp	6,327	3,802
Elevance Health Inc	41,000	21,320
Eli Lilly & Co	20,462	18,128
Exelixis Inc *	160,259	4,159
Gilead Sciences Inc	40,018	3,355
Humana Inc	11,900	3,769
Incyte Corp *	64,591	4,270
Johnson & Johnson	14,300	2,317
McKesson Corp	8,957	4,429
Merck & Co Inc	104,862	11,908
Neurocrine Biosciences Inc *	46,715	5,383
United Therapeutics Corp *	14,228	5,099
UnitedHealth Group Inc	33,000	19,294

		136,221
Industrials — 14.4%
Automatic Data Processing Inc	11,453	3,169
Carrier Global Corp	50,700	4,081
CH Robinson Worldwide Inc	31,279	3,452
CSG Systems International Inc	37,600	1,829
Cummins Inc	8,000	2,590
EMCOR Group Inc	13,372	5,757

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	17,335	$5,239
L3Harris Technologies Inc	22,600	5,376
Landstar System Inc	11,414	2,156
Lockheed Martin Corp	21,356	12,484
Northrop Grumman Corp	31,841	16,814
Quanta Services Inc	32,700	9,750
Republic Services Inc	105,173	21,123
Rollins Inc	59,391	3,004
RTX Corp	94,000	11,389
Waste Management Inc	63,511	13,185

		121,398
Information Technology — 17.3%
Amdocs Ltd	115,839	10,134
Apple Inc	113,423	26,428
Avnet Inc	68,845	3,739
Cisco Systems Inc	79,394	4,225
Cognizant Technology Solutions Corp, Cl A	51,408	3,968
F5 Inc, Cl A *	17,475	3,848
International Business Machines Corp	9,600	2,122
Microsoft Corp	60,400	25,990
Motorola Solutions Inc	54,098	24,324
NetApp Inc	46,296	5,718
Oracle Corp, Cl B	109,920	18,730
Synopsys Inc *	34,184	17,311

		146,537
Materials — 2.0%
AptarGroup Inc	6,262	1,003
Avery Dennison Corp	26,300	5,806
NewMarket Corp	7,800	4,305
Royal Gold Inc, Cl A	11,548	1,620
Sealed Air Corp	58,400	2,120
Silgan Holdings Inc	37,000	1,942

		16,796
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	2,097

Utilities — 4.1%
Ameren Corp	21,800	1,907
American Electric Power Co Inc	23,100	2,370
DTE Energy Co	38,099	4,892
Duke Energy Corp	26,843	3,095
Entergy Corp	17,400	2,290
National Fuel Gas Co	153,536	9,306
NextEra Energy Inc	25,080	2,120
Portland General Electric Co	39,600	1,897
Public Service Enterprise Group Inc	27,400	2,444
Southern Co/The	19,305	1,741

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEC Energy Group Inc	29,250	$2,813

		34,875
Total Common Stock
(Cost $326,012) ($ Thousands)		831,588

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	14,348,092	14,348
Total Cash Equivalent
(Cost $14,348) ($ Thousands)		14,348
Total Investments in Securities — 100.0%
(Cost $340,360) ($ Thousands)		$845,936

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	10	Dec-2024	$2,845	$2,907	$62

Percentages are based on a Net Assets of $846,039 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	831,588	–	–	831,588
Cash Equivalent	14,348	–	–	14,348
Total Investments in Securities	845,936	–	–	845,936

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	62	–	–	62
Total Other Financial Instruments	62	–	–	62

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$3,171	$5,862	$(9,038)	$—	$5	$—	$13	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,107	162,534	(166,293)	—	—	14,348	650	—
Totals	$21,278	$168,396	$(175,331)	$–	$5	$14,348	$663	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%
Australia — 5.4%
a2 Milk *	38,118	$165
Abacus Storage King ‡	104,047	96
AGL Energy Ltd	179,385	1,472
ANZ Group Holdings Ltd	64,071	1,355
Aurizon Holdings Ltd	41,061	101
Bendigo & Adelaide Bank Ltd	52,109	421
BlueScope Steel Ltd	17,019	262
Brambles Ltd	143,679	1,897
Capral	11,489	79
CAR Group Ltd	4,561	119
Cochlear Ltd	1,506	295
Coles Group Ltd	13,130	164
Computershare Ltd	51,273	899
CSL Ltd	3,288	653
Fortescue Ltd	35,406	508
Harvey Norman Holdings Ltd	270,643	929
JB Hi-Fi Ltd	4,152	230
Metcash Ltd, Cl A	128,616	319
Northern Star Resources Ltd	12,917	143
Orica Ltd	44,639	574
Origin Energy Ltd	295,918	2,055
QBE Insurance Group Ltd	32,906	378
REA Group Ltd	2,613	364
Rio Tinto Ltd	8,069	723
Rio Tinto PLC ADR	2,651	189
Telstra Group Ltd, Cl B	138,665	373
Ventia Services Group Pty Ltd	289,406	913
Wesfarmers Ltd	14,176	693
Woolworths Group Ltd	12,536	290
		16,659

Austria — 0.5%
ANDRITZ AG	5,069	360
CA Immobilien Anlagen AG	4,737	142
Eurotelesites AG *	20,380	109
Telekom Austria AG, Cl A	81,520	800
		1,411

Belgium — 1.0%
Ageas SA/NV	20,951	1,121
Colruyt Group N.V	23,555	1,099
Proximus SADP	95,584	747
		2,967

Canada — 2.4%
Atco Ltd/Canada, Cl I	16,499	585
Bank of Nova Scotia/The, Cl C	7,692	420
Canadian Imperial Bank of Commerce	21,343	1,310
Canadian Tire Corp Ltd, Cl A	6,704	804
Cogeco Communications Inc	15,863	840
iA Financial Corp Inc	5,289	439
Loblaw Cos Ltd	15,335	2,044
Power Corp of Canada	19,831	626

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stella-Jones Inc	2,928	$192
		7,260

China — 0.4%
BOC Hong Kong Holdings Ltd	168,000	538
Wilmar International Ltd	291,500	762
		1,300

Denmark — 2.9%
Carlsberg AS, Cl B	7,177	857
Coloplast A/S, Cl B	3,674	481
Danske Bank A/S	56,057	1,691
DSV A/S	407	84
Genmab A/S *	966	234
Jyske Bank A/S	2,041	160
Novo Nordisk A/S, Cl B	20,585	2,425
Scandinavian Tobacco Group A/S	48,809	751
Solar A/S, Cl B	2,119	112
Sydbank AS	20,564	1,016
Tryg A/S	31,616	752
UIE PLC	5,640	232
		8,795

Finland — 0.8%
Elisa Oyj	4,576	243
Kemira Oyj	37,668	943
Kesko Oyj, Cl B	17,591	376
Orion Oyj, Cl B	7,782	428
TietoEVRY Oyj	19,086	395
		2,385

France — 8.5%
Air Liquide SA	4,269	826
AXA SA	35,579	1,371
BNP Paribas SA	3,209	221
Bouygues SA	25,537	857
Bureau Veritas SA	20,051	667
Carrefour SA	145,454	2,485
Cie Generale des Etablissements Michelin SCA	39,227	1,596
Credit Agricole SA	29,263	448
Danone SA	27,197	1,983
Dassault Systemes SE	2,546	101
Eiffage SA	13,280	1,284
Engie SA	114,065	1,975
Legrand SA	6,561	756
L'Oreal SA	465	209
Metropole Television SA	37,383	508
Orange SA	317,289	3,642
Rallye SA *	776,984	38
Sanofi SA	29,412	3,378
Societe BIC SA	19,150	1,291
SPIE SA	3,271	125
Thales SA, Cl A	4,226	672

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TotalEnergies SE	22,396	$1,462
		25,895

Germany — 4.9%
Bayer AG	30,706	1,039
Bayerische Motoren Werke AG	1,376	122
Beiersdorf AG	11,565	1,744
Deutsche Boerse AG	2,569	604
Deutsche Post AG	26,653	1,191
Deutsche Telekom AG	128,525	3,785
E.ON SE	10,939	163
Fresenius Medical Care AG	3,728	159
Fresenius SE & Co KGaA *	3,549	136
Hannover Rueck SE	1,509	431
Henkel AG & Co KGaA	1,777	152
Hornbach Holding AG & Co KGaA	11,109	1,094
Knorr-Bremse AG	2,220	198
Merck KGaA	1,146	202
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,317	2,382
Pfeiffer Vacuum Technology	1,044	180
SAP SE	2,500	570
Sirius Real Estate Ltd	87,389	114
Suedzucker AG	7,412	93
Talanx AG	7,341	619
		14,978

Hong Kong — 3.6%
Bank of East Asia	126,800	163
CK Asset Holdings Ltd	246,500	1,085
CK Hutchison Holdings Ltd	314,500	1,810
CLP Holdings Ltd, Cl B	169,000	1,498
Dah Sing Banking Group Ltd	750,400	673
HK Electric Investments & HK Electric Investments Ltd	827,500	563
HKT Trust & HKT Ltd	444,000	569
MTR Corp Ltd	87,000	329
PCCW Ltd	721,704	397
Power Assets Holdings Ltd	119,500	766
SmarTone Telecommunications Holdings Ltd	214,500	114
Swire Pacific Ltd, Cl A	9,500	81
VTech Holdings Ltd	201,600	1,409
WH Group Ltd	2,095,000	1,662
		11,119

Indonesia — 0.2%
First Resources Ltd	500,700	574

Ireland — 0.1%
Glanbia PLC	20,384	360

Israel — 2.2%
Bank Hapoalim BM	44,762	449
Bank Leumi Le-Israel BM	58,139	570

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bezeq The Israeli Telecommunication Corp Ltd	502,445	$579
Check Point Software Technologies Ltd *	14,217	2,741
Elbit Systems Ltd	1,000	199
FIBI Holdings Ltd	3,633	160
First International Bank Of Israel Ltd/The	3,372	140
Isracard Ltd	29,937	110
Mizrahi Tefahot Bank Ltd	12,013	470
Nice Ltd ADR *	1,988	345
Nova Ltd *	853	178
Oil Refineries Ltd	888,130	229
Radware Ltd *	5,518	123
Shufersal Ltd	26,493	236
Tower Semiconductor Ltd *	4,373	193
		6,722

Italy — 1.2%
A2A SpA	582,186	1,348
ACEA SpA	16,169	317
Enel SpA	38,590	309
Eni SpA	65,456	999
Generali	15,478	448
Leonardo SpA	5,397	121
Terna - Rete Elettrica Nazionale	27,136	245
		3,787

Japan — 24.0%
AEON REIT Investment Corp ‡	684	628
AGC Inc/Japan	3,300	107
Aica Kogyo	12,100	287
Anritsu Corp	22,500	171
Arcs Co Ltd	26,600	476
Asahi Kasei Corp	41,100	311
Bandai Namco Holdings Inc	6,900	158
Bridgestone Corp	21,900	842
Brother Industries Ltd	65,900	1,281
Canon Inc	72,500	2,384
Central Japan Railway Co	20,900	485
Chubu Electric Power Co Inc	54,600	642
Citizen Watch Co Ltd	84,800	540
Daicel Corp	75,100	700
Daiichi Sankyo Co Ltd	7,500	247
Daiki Aluminium Industry Co Ltd	9,800	74
Daito Trust Construction Co Ltd	1,700	207
Daiwa Securities Group Inc	35,400	249
EDION Corp	46,500	597
ENEOS Holdings Inc	407,800	2,220
Ezaki Glico Co Ltd	13,300	408
Fuji Nihon Seito Corp	7,600	55
FUJIFILM Holdings Corp	24,300	627
Heiwado Co Ltd	7,900	132
Hirose Electric Co Ltd	1,300	166
Honda Motor Co Ltd	112,600	1,187
Hoya Corp	1,500	207

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inpex Corp	82,700	$1,120
Isuzu Motors	24,000	324
ITOCHU Corp	30,900	1,659
Itochu Enex Co Ltd	67,200	732
Itoham Yonekyu Holdings Inc	17,980	486
Japan Post Bank Co Ltd	34,900	326
Japan Post Holdings Co Ltd	182,800	1,746
Japan Real Estate Investment Corp ‡	58	232
Japan Tobacco Inc	89,700	2,621
JFE Holdings Inc	10,800	145
Kajima Corp	48,900	915
Kaken Pharmaceutical Co Ltd	11,400	305
Kamigumi Co Ltd	5,400	123
Kaneka Corp	10,500	286
Kansai Electric Power Co Inc/The	47,000	779
Kao Corp	13,300	661
Kato Sangyo Co Ltd	5,400	160
KDDI Corp	58,300	1,872
Keihanshin Building Co Ltd	14,200	159
Keisei Electric Railway Co Ltd	4,674	139
Kewpie Corp	12,300	308
Kinden Corp	15,600	344
Kirin Holdings Co Ltd	28,200	431
Komeri Co Ltd	5,200	135
K's Holdings Corp	17,900	193
Kuraray Co Ltd	117,000	1,734
Kurimoto Ltd	5,300	152
Kyorin Pharmaceutical	9,400	100
Lintec Corp	33,800	781
Lion Corp	25,400	287
Marubeni Corp	17,400	285
Maruichi Steel Tube Ltd	4,400	103
McDonald's Holdings Co Japan Ltd	5,000	239
Megmilk Snow Brand Co Ltd	25,000	473
MEIJI Holdings Co Ltd	31,100	781
MIRAIT ONE corp	41,700	619
Mitsubishi Chemical Group Corp, Cl B	261,100	1,677
Mitsubishi Electric Corp	12,400	200
Mitsubishi Shokuhin Co Ltd	23,100	849
Mitsubishi UFJ Financial Group Inc	139,800	1,421
Mitsui & Co Ltd	17,300	384
Mitsui Chemicals Inc	11,500	306
Mizuho Financial Group Inc	115,880	2,379
Morinaga & Co Ltd/Japan	21,600	433
Morishita Jintan Co Ltd	4,200	62
MS&AD Insurance Group Holdings Inc	11,300	263
NEC Corp	2,200	211
NGK Insulators	34,700	454
NH Foods Ltd	9,100	339
Nichirei Corp	6,500	203
Nippn Corp	17,100	265
Nippon BS Broadcasting Corp	42,600	264
Nippon Building Fund Inc ‡	280	258

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NIPPON EXPRESS HOLDINGS INC	13,800	$728
Nippon Light Metal Holdings Co Ltd	23,500	267
Nippon Telegraph & Telephone Corp	1,383,900	1,420
Nippon Television Holdings Inc	27,900	438
Nipro	48,400	482
Nisshin Seifun Group Inc	31,300	398
Niterra Co Ltd	19,800	553
Nitto Fuji Flour Milling Co Ltd	5,000	244
Obayashi Corp	11,500	146
Obic Co Ltd	8,000	282
Oji Holdings Corp	33,000	132
Okinawa Cellular Telephone Co	6,200	171
Ono Pharmaceutical Co Ltd	38,400	513
Oracle Corp Japan	1,400	144
Osaka Gas Co Ltd	38,600	870
Otsuka Corp	18,200	451
Otsuka Holdings Co Ltd	13,700	774
Rengo Co Ltd	72,200	504
Sankyo Co Ltd	122,300	1,801
Sankyu Inc	3,200	108
Secom Co Ltd	22,400	829
Seiko Epson Corp	82,700	1,526
Seino Holdings Co Ltd	58,300	981
Sekisui Chemical Co Ltd	10,800	168
Sekisui House Ltd	36,600	1,017
Senko Group Holdings Co Ltd	58,300	508
Shionogi & Co Ltd	65,700	943
Showa Sangyo Co Ltd	5,500	112
SoftBank Corp	476,000	623
Sompo Holdings Inc	7,200	161
Subaru Corp	16,100	279
Sumitomo Corp	38,800	866
Sumitomo Heavy Industries Ltd	18,700	450
Sumitomo Mitsui Financial Group Inc	54,600	1,162
Sumitomo Mitsui Trust Holdings Inc	55,400	1,313
Sumitomo Rubber Industries Ltd	29,900	328
Sundrug Co Ltd	19,000	562
Takeda Pharmaceutical Co Ltd	14,000	402
Toho Holdings Co Ltd	5,000	159
TOPPAN Holdings Inc	10,000	297
Toyota Boshoku Corp	20,100	262
Trend Micro Inc/Japan	10,000	593
USS Co Ltd	53,900	511
Valor Holdings Co Ltd	29,600	456
Yamada Holdings Co Ltd	109,700	344
Yamaguchi Financial Group Inc	83,900	909
Yamato Holdings Co Ltd	9,100	104
Zaoh Co Ltd	8,700	152
		73,554

Jordan — 0.3%
Hikma Pharmaceuticals PLC	39,776	1,020

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 3.5%
ABN AMRO Bank NV	11,695	$212
DSM-Firmenich AG	1,112	153
EXOR	7,690	825
Koninklijke Ahold Delhaize NV	151,940	5,262
Koninklijke KPN NV	394,088	1,614
NN Group NV	29,146	1,457
Shell PLC	3,555	117
Wolters Kluwer NV	7,314	1,235
		10,875

New Zealand — 0.7%
Channel Infrastructure NZ	266,336	288
Contact Energy Ltd	34,847	181
Fisher & Paykel Healthcare Corp Ltd	19,131	423
Fletcher Building Ltd *	114,876	216
Genesis Energy Ltd	146,183	196
Mercury NZ Ltd	109,078	448
Meridian Energy Ltd	35,190	133
Spark New Zealand Ltd	132,000	254
		2,139

Norway — 1.7%
DNB Bank ASA	47,448	975
Norsk Hydro ASA	28,454	185
Olav Thon Eiendomsselskap ASA	8,266	177
Orkla ASA	216,054	2,040
Sparebank 1 Oestlandet	8,506	117
SpareBank 1 SR-Bank ASA	17,208	222
Telenor ASA	109,352	1,402
		5,118

Portugal — 0.5%
Jeronimo Martins SGPS SA	23,528	463
Navigator Co SA/The	50,727	209
NOS SGPS SA	88,787	362
REN - Redes Energeticas Nacionais SGPS SA	41,729	113
Sonae SGPS SA	383,487	406
		1,553

Singapore — 3.6%
ComfortDelGro Corp Ltd	344,000	405
DBS Group Holdings Ltd	87,670	2,602
Jardine Cycle & Carriage Ltd	118,400	2,549
Jardine Matheson Holdings Ltd	12,200	477
Mapletree Logistics Trust ‡	154,270	176
Oversea-Chinese Banking Corp Ltd	132,400	1,559
Sheng Siong Group Ltd	292,300	349
Singapore Exchange Ltd	79,400	707
Singapore Technologies Engineering Ltd	110,400	401
United Overseas Bank Ltd	70,700	1,774
Venture Corp Ltd	8,100	89
		11,088

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Africa — 0.0%
Thungela Resources Ltd	1,394	$9

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	11,658	540
Aena SME SA	693	153
CaixaBank SA	14,847	89
Endesa SA	14,923	327
Faes Farma SA	27,579	114
Iberdrola SA	62,325	966
Indra Sistemas	23,422	431
Industria de Diseno Textil SA	5,193	308
Logista Integral	87,106	2,631
Repsol SA, Cl A	63,539	840
Telefonica SA	61,390	301
		6,700

Sweden — 2.9%
Axfood AB	13,229	373
Betsson, Cl B	22,582	278
Epiroc AB, Cl B	14,793	281
Essity AB, Cl B	65,311	2,042
Industrivarden, Cl A	7,672	284
Industrivarden AB, Cl C	21,625	796
KNOW IT AB	7,589	118
Nyfosa AB	18,745	223
Securitas AB, Cl B	52,616	669
Skandinaviska Enskilda Banken AB, Cl A	47,192	723
Svenska Cellulosa AB SCA, Cl B	11,438	167
Swedbank AB, Cl A	32,836	697
Swedish Orphan Biovitrum AB *	9,866	318
Telia Co AB	271,983	881
Volvo AB, Cl B	39,988	1,058
		8,908

Switzerland — 9.1%
ABB Ltd	11,765	683
Alcon Inc	3,282	328
ALSO Holding AG	606	195
Baloise Holding AG	3,366	688
Basellandschaftliche Kantonalbank	260	261
Berner Kantonalbank AG	473	128
BKW AG	6,357	1,156
Chocoladefabriken Lindt & Spruengli AG	74	957
EFG International AG	36,769	495
Emmi AG	489	501
EMS-Chemie Holding AG	206	173
Galderma Group *	3,636	339
Givaudan SA	46	253
Holcim AG	12,184	1,193
Landis+Gyr Group AG	1,298	121
Logitech International SA	4,454	399
Nestle SA	9,262	933
Novartis AG	49,204	5,667

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PSP Swiss Property AG	3,886	$571
Roche Holding AG	8,844	2,837
Romande Energie Holding SA	1,900	110
Sandoz Group AG	4,317	181
Schindler Holding AG	1,177	346
Sika AG	1,337	444
Sonova Holding AG	1,708	615
Swiss Life Holding AG	1,571	1,315
Swiss Prime Site AG	1,190	134
Swiss Re AG	14,993	2,074
Swisscom AG	2,718	1,780
Thurgauer Kantonalbank	927	137
TX Group AG	559	94
Valiant Holding AG	8,563	1,009
Zurich Insurance Group AG	2,861	1,729
		27,846

United Kingdom — 13.9%
3i Group PLC	15,611	692
Atalaya Mining PLC	22,294	121
Aviva PLC	15,164	98
B&M European Value Retail SA	72,344	403
BAE Systems PLC	220,242	3,656
Balfour Beatty PLC	63,348	366
Bank of Georgia Group PLC	10,762	531
BP PLC	198,991	1,046
British American Tobacco PLC	39,725	1,451
Britvic PLC	61,970	1,060
BT Group PLC, Cl A	485,618	963
Bunzl PLC	17,859	847
Centamin PLC	91,997	181
Centrica PLC	339,442	531
Coca-Cola Europacific Partners PLC	11,497	905
Coca-Cola HBC AG	37,736	1,348
Computacenter PLC	10,852	360
DCC PLC	1,124	77
Diageo PLC	3,992	139
Endeavour Mining PLC	6,089	145
Ferguson Enterprises	1,009	199
GSK PLC	195,695	3,981
GSK PLC ADR	9,074	371
Haleon PLC	92,943	490
Howden Joinery Group PLC	31,799	387
HSBC Holdings PLC	111,428	1,000
Imperial Brands PLC	111,853	3,260
Inchcape PLC	12,434	133
J Sainsbury PLC	514,865	2,040
Kingfisher PLC	155,257	671
Pearson PLC	53,237	724
Premier Foods PLC	325,003	800
QinetiQ Group PLC	291,526	1,757
RELX PLC	23,211	1,092
Sage Group PLC/The	82,555	1,134
Serco Group PLC	347,382	829

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shell PLC	69,558	$2,263
Spirent Communications PLC	75,809	173
Tesco PLC	804,451	3,871
Unilever PLC	24,439	1,586
Vodafone Group PLC	760,283	765
Woodside Energy Group Ltd	11,317	198
		42,644

United States — 0.2%
Ferguson Enterprises Inc	1,103	219
Spotify Technology SA *	1,283	473
		692

Total Common Stock
(Cost $208,249) ($ Thousands)		296,358

PREFERRED STOCK — 1.0%
Germany — 1.0%
Henkel AG & Co KGaA (A)	30,256	2,850

Total Preferred Stock
(Cost $1,993) ($ Thousands)		2,850
	Number of Rights
RIGHT — 0.0%
New Zealand — 0.0%
Fletcher Building Ltd, Expires 10/11/2024 *	25,585	9
Total Right
(Cost $—) ($ Thousands)		9

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	1,366,922	1,367
Total Cash Equivalent
(Cost $1,367) ($ Thousands)		1,367
Total Investments in Securities — 98.1%
(Cost $211,609) ($ Thousands)		$300,584

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Managed International Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	3	Dec-2024	$163	$168	$5
FTSE 100 Index	1	Dec-2024	111	111	–
SPI 200 Index	1	Dec-2024	139	144	1
TOPIX Index	1	Dec-2024	185	185	(1)
			$598	$608	$5

Percentages are based on Net Assets of $306,517 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	296,358	—	—	296,358
Preferred Stock	2,850	—	—	2,850
Cash Equivalent	1,367	—	—	1,367
Right	9	—	—	9
Total Investments in Securities	300,584	—	—	300,584

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6	–	–	6
Unrealized Depreciation	(1)	–	–	(1)
Total Other Financial Instruments	5	–	–	5

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,591	$51,733	$(54,318)	$(3)	$(3)	$—	$41	$—
SEI Daily Income Trust, Government Fund, Institutional Class	1,096	65,654	(65,383)	—	—	1,367	157	—
Totals	$3,687	$117,387	$(119,701)	$(3)	$(3)	$1,367	$198	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Real Estate — 99.1%
Alexandria Real Estate Equities Inc ‡	11,640	$1,382
American Healthcare REIT Inc ‡	30,650	800
Apple Hospitality REIT Inc ‡	23,790	353
Brixmor Property Group Inc ‡	64,130	1,787
BXP Inc ‡	21,790	1,753
Camden Property Trust ‡	19,650	2,427
CareTrust REIT Inc ‡	8,410	260
Cousins Properties Inc ‡	40,910	1,206
CubeSmart ‡	16,236	874
DiamondRock Hospitality Co ‡	59,254	517
Digital Realty Trust Inc, Cl A ‡	24,560	3,975
Douglas Emmett Inc ‡	29,520	519
EastGroup Properties Inc ‡	5,150	962
Equinix Inc ‡	8,365	7,425
Equity Residential ‡	43,626	3,248
Extra Space Storage Inc ‡	20,070	3,616
First Industrial Realty Trust Inc ‡	33,030	1,849
Healthpeak Properties Inc ‡	85,370	1,952
Host Hotels & Resorts Inc ‡	100,790	1,774
InvenTrust Properties Corp ‡	12,949	367
Invitation Homes Inc ‡	78,000	2,750
Iron Mountain Inc ‡	16,780	1,994
Kilroy Realty Corp ‡	12,770	494
Kimco Realty Corp ‡	112,320	2,608
Lineage Inc ‡	8,430	661
Macerich Co/The ‡	26,950	492
National Health Investors Inc ‡	2,930	246
Omega Healthcare Investors Inc ‡	26,930	1,096
Pebblebrook Hotel Trust ‡	9,900	131
Phillips Edison & Co Inc ‡	16,087	607
Prologis Inc ‡	50,890	6,426
Public Storage ‡	7,930	2,885
Retail Opportunity Investments Corp ‡	64,378	1,013
Rexford Industrial Realty Inc ‡	29,060	1,462
Ryman Hospitality Properties Inc ‡	2,301	247
SBA Communications Corp, Cl A ‡	3,290	792
Simon Property Group Inc ‡	19,256	3,255
Sun Communities Inc ‡	15,930	2,153
UDR Inc ‡	67,350	3,054
Ventas Inc ‡	53,050	3,402
Vornado Realty Trust ‡	13,850	546
Welltower Inc ‡	29,310	3,753
Xenia Hotels & Resorts Inc ‡	8,372	124

		77,237
Total Common Stock
(Cost $50,891) ($ Thousands)		77,237

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	699,867	$700
Total Cash Equivalent
(Cost $700) ($ Thousands)		700
Total Investments in Securities — 100.0%
(Cost $51,591) ($ Thousands)		$77,937

Percentages are based on Net Assets of $77,938 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Real Estate Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$4	$1,020	$(1,025)	$—	$1	$—	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	973	17,980	(18,253)	—	—	700	38	—
Totals	$977	$19,000	$(19,278)	$–	$1	$700	$39	$—

Amounts designated as “-” are either $0 or have been rounded to be $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 39.7%
Agency Mortgage-Backed Obligations — 35.2%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$154	$158
7.000%, 04/01/2031 to 03/01/2039	44	46
6.500%, 10/01/2031 to 09/01/2054	5,517	5,713
6.000%, 02/01/2032 to 09/01/2054	25,266	26,191
5.500%, 11/01/2052 to 07/01/2054	17,913	18,237
5.000%, 06/01/2033 to 05/01/2053	11,117	11,182
4.500%, 04/01/2035 to 08/01/2053	18,900	18,700
4.000%, 08/01/2041 to 02/01/2053	27,100	26,250
3.500%, 01/01/2038 to 05/01/2052	20,244	19,231
3.000%, 10/01/2032 to 06/01/2052	56,056	51,128
2.500%, 10/01/2031 to 07/01/2052	64,740	56,646
2.000%, 01/01/2037 to 05/01/2052	69,441	59,187
1.500%, 11/01/2040 to 05/01/2051	11,303	9,146
0.000%, 07/15/2031(A)	265	201
FHLMC ARM
4.220%, SOFR30A + 2.304%, 05/01/2053(B)	1,388	1,375
3.964%, SOFR30A + 2.140%, 08/01/2052(B)	512	499
3.151%, RFUCCT1Y + 1.640%, 11/01/2048(B)	373	376
3.100%, RFUCCT1Y + 1.621%, 02/01/2050(B)	201	198
3.008%, RFUCCT1Y + 1.627%, 11/01/2048(B)	1,099	1,073
2.931%, RFUCCT1Y + 1.619%, 11/01/2047(B)	366	366
2.635%, RFUCCT1Y + 1.634%, 12/01/2050(B)	455	430
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	14	15
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	116	121
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	347	364
FHLMC CMO, Ser 2007-3281, Cl AI, IO
0.974%, 02/15/2037(B)	26	3
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	81	86
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
0.574%, 05/15/2038(B)	3	–
FHLMC CMO, Ser 2010-3621, Cl SB, IO
0.774%, 01/15/2040(B)	19	2
FHLMC CMO, Ser 2010-3693, Cl FC
5.957%, SOFR30A + 0.614%, 07/15/2040(B)	199	198
FHLMC CMO, Ser 2011-3919, Cl FA
5.957%, SOFR30A + 0.614%, 09/15/2041(B)	189	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.494%, 10/15/2041(B)	$161	$20
FHLMC CMO, Ser 2011-3951, Cl FN
5.907%, SOFR30A + 0.564%, 11/15/2041(B)	145	145
FHLMC CMO, Ser 2011-3958, Cl AF
5.907%, SOFR30A + 0.564%, 11/15/2041(B)	180	180
FHLMC CMO, Ser 2011-3975, Cl CF
5.947%, SOFR30A + 0.604%, 12/15/2041(B)	143	143
FHLMC CMO, Ser 2011-3975, Cl FA
5.947%, SOFR30A + 0.604%, 12/15/2041(B)	172	172
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	790	737
FHLMC CMO, Ser 2012-271, Cl F5
5.957%, SOFR30A + 0.614%, 08/15/2042(B)	257	256
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	208	196
FHLMC CMO, Ser 2012-272, Cl F1
5.957%, SOFR30A + 0.614%, 08/15/2042(B)	410	407
FHLMC CMO, Ser 2012-280, Cl F1
5.957%, SOFR30A + 0.614%, 09/15/2042(B)	420	417
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	59	2
FHLMC CMO, Ser 2012-3990, Cl FG
5.907%, SOFR30A + 0.564%, 01/15/2042(B)	212	211
FHLMC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	821	770
FHLMC CMO, Ser 2012-4054, Cl SA, IO
0.594%, 08/15/2039(B)	280	30
FHLMC CMO, Ser 2012-4059, Cl FP
5.907%, SOFR30A + 0.564%, 06/15/2042(B)	235	234
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	317	298
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	400	378
FHLMC CMO, Ser 2012-4091, Cl FN
5.857%, SOFR30A + 0.514%, 08/15/2042(B)	232	230
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	256	242
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	283	251
FHLMC CMO, Ser 2012-4122, Cl FP
5.857%, SOFR30A + 0.514%, 10/15/2042(B)	288	285

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	$159	$6
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	280	269
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	42	7
FHLMC CMO, Ser 2013-4203, Cl PS, IO
0.794%, 09/15/2042(B)	147	12
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	255	221
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	75	63
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	28	1
FHLMC CMO, Ser 2013-4240, Cl FA
5.957%, SOFR30A + 0.614%, 08/15/2043(B)	751	742
FHLMC CMO, Ser 2013-4286, Cl VF
5.907%, SOFR30A + 0.564%, 12/15/2043(B)	553	548
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.902%, 02/15/2038(B)	8	–
FHLMC CMO, Ser 2014-4335, Cl SW, IO
0.544%, 05/15/2044(B)	32	4
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	135	123
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.959%, 04/15/2041(B)	96	5
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	85	84
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	347	309
FHLMC CMO, Ser 2015-4527, Cl GA
3.000%, 02/15/2044	484	466
FHLMC CMO, Ser 2015-4533, Cl AB
3.000%, 06/15/2044	741	712
FHLMC CMO, Ser 2016-353, Cl S1, IO
0.544%, 12/15/2046(B)	222	26
FHLMC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	1,562	1,385
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,268	1,207
FHLMC CMO, Ser 2016-4587, Cl AF
5.807%, SOFR30A + 0.464%, 06/15/2046(B)	379	376
FHLMC CMO, Ser 2016-4604, Cl FB
5.857%, SOFR30A + 0.514%, 08/15/2046(B)	658	652
FHLMC CMO, Ser 2016-4611, Cl BF
5.857%, SOFR30A + 0.514%, 06/15/2041(B)	2,499	2,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2016-4620, Cl LF
5.857%, SOFR30A + 0.514%, 10/15/2046(B)	$363	$360
FHLMC CMO, Ser 2016-4628, Cl KF
5.957%, SOFR30A + 0.614%, 01/15/2055(B)	381	377
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,939	1,640
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,045	962
FHLMC CMO, Ser 2017-4709, Cl FA
5.757%, SOFR30A + 0.414%, 08/15/2047(B)	265	261
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	287	260
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	362	337
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	773	713
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	292	263
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	170	151
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	368	334
FHLMC CMO, Ser 2018-4826, Cl KF
5.757%, SOFR30A + 0.414%, 09/15/2048(B)	241	237
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	19	19
FHLMC CMO, Ser 2018-4854, Cl FB
5.757%, SOFR30A + 0.414%, 01/15/2049(B)	698	690
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	1,124	1,082
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	540	501
FHLMC CMO, Ser 2019-4903, Cl NF
5.795%, SOFR30A + 0.514%, 08/25/2049(B)	228	225
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	498	463
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	503	451
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	312	297
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	285	243
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	311	276
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	264

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	$918	$741
FHLMC CMO, Ser 2020-4988, Cl KF
5.745%, SOFR30A + 0.464%, 07/25/2050(B)	380	378
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	273	229
FHLMC CMO, Ser 2020-4993, Cl KF
5.845%, SOFR30A + 0.564%, 07/25/2050(B)	2,196	2,146
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	639	99
FHLMC CMO, Ser 2020-5004, Cl FM
5.745%, SOFR30A + 0.464%, 08/25/2050(B)	449	436
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	673	107
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	311	47
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,392	496
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	382	60
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	467	61
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	424	393
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	130	18
FHLMC CMO, Ser 2020-5050, Cl IE, IO
2.000%, 12/25/2050	1,938	224
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	301	304
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	706	113
FHLMC CMO, Ser 2020-5068, Cl AI, IO
3.000%, 11/25/2050	584	97
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,077	430
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	467	58
FHLMC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	960	113
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	853	700
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	370	325
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	502	421
FHLMC CMO, Ser 2021-5093, Cl IY, IO
4.500%, 12/25/2050	914	191
FHLMC CMO, Ser 2021-5115, Cl IO, IO
4.500%, 10/25/2049	466	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	$522	$464
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	473	432
FHLMC CMO, Ser 2021-5118, Cl NI, IO
2.000%, 02/25/2051	1,474	185
FHLMC CMO, Ser 2021-5119, Cl QF
5.480%, SOFR30A + 0.200%, 06/25/2051(B)	662	630
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	408	330
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	921	128
FHLMC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	335	280
FHLMC CMO, Ser 2021-5159, Cl IP, IO
3.000%, 11/25/2051	688	96
FHLMC CMO, Ser 2021-5161, Cl IO, IO
2.000%, 03/25/2051	775	106
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	740	661
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	448	404
FHLMC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	310	283
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	635	583
FHLMC CMO, Ser 2022-5201, Cl MN
3.000%, 04/25/2048	301	285
FHLMC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	439	395
FHLMC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	678	604
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	912	846
FHLMC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	797	737
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	329	303
FHLMC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	688	86
FHLMC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	611	577
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	679	614
FHLMC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	505	468
FHLMC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	505	468
FHLMC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	472	444
FHLMC CMO, Ser 2022-5214, Cl BY
3.000%, 04/25/2052	480	406

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	$540	$507
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	984	945
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,969
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	335	324
FHLMC CMO, Ser 2022-5274, Cl IO, IO
2.500%, 01/25/2051	624	103
FHLMC CMO, Ser 2022-5282, Cl GI, IO
4.000%, 02/25/2050	501	102
FHLMC CMO, Ser 2023-390, Cl C14, IO
4.000%, 11/15/2052	466	109
FHLMC CMO, Ser 2023-400, Cl C9, IO
2.000%, 03/25/2052	751	102
FHLMC CMO, Ser 2023-5293, Cl CI, IO
2.500%, 04/25/2051	1,529	229
FHLMC CMO, Ser 2023-5293, Cl KI, IO
2.000%, 02/25/2051	1,833	238
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,692	320
FHLMC CMO, Ser 2023-5335, Cl FB
6.157%, SOFR30A + 0.814%, 10/15/2039(B)	825	828
FHLMC CMO, Ser 2023-5338, Cl FH
5.757%, SOFR30A + 0.414%, 04/15/2045(B)	818	805
FHLMC CMO, Ser 2023-5377, Cl IO, IO
2.500%, 12/25/2051	850	105
FHLMC CMO, Ser 2024-5386, Cl DM
2.000%, 03/25/2044	532	395
FHLMC CMO, Ser 2024-5389, Cl IC, IO
4.500%, 11/25/2051	943	207
FHLMC CMO, Ser 2024-5396, Cl HF
6.230%, SOFR30A + 0.950%, 04/25/2054(B)	1,164	1,168
FHLMC CMO, Ser 2024-5399, Cl FB
6.180%, SOFR30A + 0.900%, 04/25/2054(B)	656	655
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	406
FHLMC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	489	435
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	439
FHLMC Multifamily Structured Pass Through Certificates, Ser 150, Cl X1, IO
0.446%, 09/25/2032(B)	8,496	194
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(B)	15,288	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.527%, 01/25/2033(B)	$13,695	$386
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.421%, 04/25/2033(B)	8,986	200
FHLMC Multifamily Structured Pass-Through Certificates, Ser 160, Cl X1, IO
0.383%, 08/25/2033(B)	4,999	97
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	277	275
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.729%, 03/25/2027(B)	4,428	55
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.012%, 06/25/2029(B)	1,968	68
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.282%, 06/25/2029(B)	4,850	235
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.376%, 06/25/2029(B)	700	36
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.439%, 01/25/2030(B)	3,294	194
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.811%, 04/25/2030(B)	1,880	138
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.128%, 10/25/2030(B)	5,426	267
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.609%, 03/25/2031(B)	9,002	240
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.494%, 12/25/2031(B)	12,031	250
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.404%, 08/25/2032(B)	11,261	233
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.403%, 07/25/2026(B)	945	17
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.648%, 12/25/2027(B)	2,971	45
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
1.019%, 05/25/2028(B)	3,960	115
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.362%, 06/25/2027(B)	1,420	32

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	$320	$313
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	222	236
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,672	369
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.363%, SOFR30A + 2.100%, 04/25/2043(B)(D)	1,365	1,385
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl B1
8.680%, SOFR30A + 3.400%, 10/25/2041(B)(D)	920	949
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.780%, SOFR30A + 1.500%, 10/25/2041(B)(D)	5,746	5,777
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.680%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,220	1,248
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.030%, SOFR30A + 3.750%, 02/25/2042(B)(D)	440	462
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl B1
10.930%, SOFR30A + 5.650%, 04/25/2042(B)(D)	420	453
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.358%, 10/25/2037(B)	54	49
FNMA
7.500%, 10/01/2037 to 01/01/2054	1,564	1,644
7.000%, 09/01/2026 to 01/01/2054	2,852	2,985
6.500%, 05/01/2027 to 09/01/2054	6,875	7,193
6.000%, 02/01/2034 to 09/01/2054	16,024	16,554
5.500%, 02/01/2035 to 09/01/2056	17,007	17,284
5.000%, 06/01/2038 to 05/01/2054	13,727	13,854
4.500%, 06/01/2035 to 08/01/2058	37,154	36,771
4.200%, 01/01/2029	775	780
4.000%, 01/01/2027 to 06/01/2057	31,299	30,514
3.500%, 05/01/2033 to 05/01/2052	36,649	34,733
3.020%, 05/01/2026	550	540
3.000%, 12/01/2031 to 07/01/2060	107,886	99,040
2.820%, 07/01/2027	538	522
2.500%, 03/01/2035 to 09/01/2061	73,460	64,783
2.000%, 05/01/2036 to 04/01/2052	139,519	118,279
1.850%, 09/01/2035	508	446
1.500%, 04/01/2041 to 03/01/2051	6,242	5,033

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
7.096%, 12MTA + 1.952%, 11/01/2035(B)	$111	$114
7.066%, 12MTA + 1.854%, 10/01/2035(B)	119	121
7.026%, 12MTA + 1.848%, 10/01/2035(B)	34	35
7.005%, 12MTA + 1.859%, 11/01/2035(B)	27	28
4.648%, SOFR30A + 2.130%, 08/01/2052(B)	851	849
4.609%, SOFR30A + 2.123%, 08/01/2052(B)	1,807	1,796
4.361%, SOFR30A + 2.125%, 07/01/2052(B)	935	927
4.186%, SOFR30A + 2.128%, 11/01/2052(B)	582	578
4.132%, SOFR30A + 2.132%, 10/01/2052(B)	1,815	1,800
4.112%, SOFR30A + 2.120%, 07/01/2052(B)	733	718
4.110%, SOFR30A + 2.120%, 09/01/2052(B)	706	700
3.943%, SOFR30A + 2.120%, 08/01/2052(B)	212	207
3.826%, RFUCCT1Y + 1.603%, 03/01/2050(B)	803	817
2.772%, RFUCCT1Y + 1.606%, 06/01/2050(B)	358	342
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	41	40
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	100	105
FNMA CMO, Ser 2006-112, Cl ST, IO
1.305%, 11/25/2036(B)	191	11
FNMA CMO, Ser 2009-103, Cl MB
7.145%, 12/25/2039(B)	14	14
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	259	229
FNMA CMO, Ser 2010-107, Cl FB
5.805%, SOFR30A + 0.524%, 09/25/2040(B)	189	189
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	368	360
FNMA CMO, Ser 2011-117, Cl FA
5.845%, SOFR30A + 0.564%, 11/25/2041(B)	384	383
FNMA CMO, Ser 2011-117, Cl AF
5.845%, SOFR30A + 0.564%, 11/25/2041(B)	168	167
FNMA CMO, Ser 2011-127, Cl FC
5.845%, SOFR30A + 0.564%, 12/25/2041(B)	177	177

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-142, Cl EF
5.895%, SOFR30A + 0.614%, 01/25/2042(B)	$201	$201
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	718	746
FNMA CMO, Ser 2011-87, Cl SG, IO
1.155%, 04/25/2040(B)	16	–
FNMA CMO, Ser 2011-96, Cl SA, IO
1.155%, 10/25/2041(B)	340	29
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	15	–
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	1	–
FNMA CMO, Ser 2012-106, Cl FA
5.735%, SOFR30A + 0.454%, 10/25/2042(B)	163	161
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	360	331
FNMA CMO, Ser 2012-12, Cl FA
5.895%, SOFR30A + 0.614%, 02/25/2042(B)	175	175
FNMA CMO, Ser 2012-133, Cl JF
5.745%, SOFR30A + 0.464%, 12/25/2042(B)	338	333
FNMA CMO, Ser 2012-133, Cl CS, IO
0.755%, 12/25/2042(B)	101	11
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	268	230
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	2
FNMA CMO, Ser 2012-35, Cl FL
5.895%, SOFR30A + 0.614%, 04/25/2042(B)	143	143
FNMA CMO, Ser 2012-35, Cl SC, IO
1.105%, 04/25/2042(B)	84	10
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	86	91
FNMA CMO, Ser 2012-47, Cl JF
5.895%, SOFR30A + 0.614%, 05/25/2042(B)	236	235
FNMA CMO, Ser 2012-74, Cl SA, IO
1.255%, 03/25/2042(B)	89	7
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	7	6
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	14	12
FNMA CMO, Ser 2012-9, Cl WF
5.895%, SOFR30A + 0.614%, 02/25/2042(B)	138	138
FNMA CMO, Ser 2012-9, Cl FA
5.895%, SOFR30A + 0.614%, 02/25/2042(B)	134	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	$809	$746
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	224	205
FNMA CMO, Ser 2013-124, Cl SB, IO
0.555%, 12/25/2043(B)	164	20
FNMA CMO, Ser 2013-126, Cl CS, IO
0.755%, 09/25/2041(B)	119	8
FNMA CMO, Ser 2013-15, Cl FA
5.745%, SOFR30A + 0.464%, 03/25/2043(B)	408	403
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,674	6,456
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	314	272
FNMA CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	197	167
FNMA CMO, Ser 2013-54, Cl BS, IO
0.755%, 06/25/2043(B)	60	8
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	14	–
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	123	5
FNMA CMO, Ser 2013-9, Cl SA, IO
0.755%, 03/25/2042(B)	110	7
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	811	839
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	103	111
FNMA CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	514	477
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	394	368
FNMA CMO, Ser 2014-47, Cl AI, IO
0.892%, 08/25/2044(B)	63	4
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	261	232
FNMA CMO, Ser 2015-26, Cl GF
5.695%, SOFR30A + 0.414%, 05/25/2045(B)	595	586
FNMA CMO, Ser 2015-32, Cl FA
5.695%, SOFR30A + 0.414%, 05/25/2045(B)	369	362
FNMA CMO, Ser 2015-48, Cl FB
5.695%, SOFR30A + 0.414%, 07/25/2045(B)	447	440
FNMA CMO, Ser 2015-55, Cl IO, IO
0.675%, 08/25/2055(B)	150	7
FNMA CMO, Ser 2015-56, Cl AS, IO
0.755%, 08/25/2045(B)	25	3
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	275	244

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	$234	$206
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	694	625
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	469	442
FNMA CMO, Ser 2016-11, Cl FG
5.745%, SOFR30A + 0.464%, 03/25/2046(B)	254	251
FNMA CMO, Ser 2016-11, Cl CF
5.745%, SOFR30A + 0.464%, 03/25/2046(B)	185	183
FNMA CMO, Ser 2016-19, Cl FD
5.795%, SOFR30A + 0.514%, 04/25/2046(B)	1,202	1,194
FNMA CMO, Ser 2016-22, Cl FG
5.795%, SOFR30A + 0.514%, 04/25/2046(B)	412	408
FNMA CMO, Ser 2016-22, Cl FA
5.795%, SOFR30A + 0.514%, 04/25/2046(B)	479	475
FNMA CMO, Ser 2016-3, Cl PL
2.500%, 02/25/2046	2,503	2,179
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	18	18
FNMA CMO, Ser 2016-45, Cl PB
3.000%, 07/25/2046	282	225
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	990	926
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,131	1,832
FNMA CMO, Ser 2016-69, Cl BF
5.795%, SOFR30A + 0.514%, 10/25/2046(B)	386	383
FNMA CMO, Ser 2016-75, Cl FE
5.795%, SOFR30A + 0.514%, 10/25/2046(B)	301	298
FNMA CMO, Ser 2016-78, Cl FA
5.795%, SOFR30A + 0.514%, 03/25/2044(B)	196	195
FNMA CMO, Ser 2016-79, Cl FH
5.795%, SOFR30A + 0.514%, 11/25/2046(B)	299	297
FNMA CMO, Ser 2016-82, Cl FH
5.795%, SOFR30A + 0.514%, 11/25/2046(B)	612	607
FNMA CMO, Ser 2016-82, Cl FE
5.795%, SOFR30A + 0.514%, 11/25/2046(B)	678	674
FNMA CMO, Ser 2016-84, Cl FB
5.795%, SOFR30A + 0.514%, 11/25/2046(B)	293	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-86, Cl FE
5.795%, SOFR30A + 0.514%, 11/25/2046(B)	$747	$741
FNMA CMO, Ser 2016-88, Cl CF
5.845%, SOFR30A + 0.564%, 12/25/2046(B)	519	515
FNMA CMO, Ser 2016-91, Cl AF
5.795%, SOFR30A + 0.514%, 12/25/2046(B)	281	279
FNMA CMO, Ser 2017-12, Cl FD
5.795%, SOFR30A + 0.514%, 03/25/2047(B)	314	312
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	427	400
FNMA CMO, Ser 2017-23, Cl FA
5.795%, SOFR30A + 0.514%, 04/25/2047(B)	335	332
FNMA CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	1,055	935
FNMA CMO, Ser 2017-26, Cl FA
5.745%, SOFR30A + 0.464%, 04/25/2047(B)	809	802
FNMA CMO, Ser 2017-76, Cl SB, IO
0.705%, 10/25/2057(B)	703	101
FNMA CMO, Ser 2017-79, Cl FB
5.645%, SOFR30A + 0.364%, 10/25/2047(B)	631	625
FNMA CMO, Ser 2017-85, Cl SC, IO
0.805%, 11/25/2047(B)	197	19
FNMA CMO, Ser 2017-9, Cl DF
5.795%, SOFR30A + 0.514%, 03/25/2047(B)	262	260
FNMA CMO, Ser 2017-9, Cl BF
5.795%, SOFR30A + 0.514%, 03/25/2047(B)	358	355
FNMA CMO, Ser 2017-96, Cl FB
5.695%, SOFR30A + 0.414%, 12/25/2047(B)	467	462
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	728	700
FNMA CMO, Ser 2018-36, Cl FD
5.645%, SOFR30A + 0.364%, 06/25/2048(B)	662	655
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	565	542
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	605	549
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	428	393
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	165	163
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	423	405

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	$382	$341
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	206	186
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	318	311
FNMA CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	258	238
FNMA CMO, Ser 2019-15, Cl FA
5.895%, SOFR30A + 0.614%, 04/25/2049(B)	230	227
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	674	631
FNMA CMO, Ser 2019-41, Cl FG
5.895%, SOFR30A + 0.614%, 08/25/2059(B)	540	535
FNMA CMO, Ser 2019-43, Cl FC
5.795%, SOFR30A + 0.514%, 08/25/2049(B)	439	434
FNMA CMO, Ser 2019-67, Cl FB
5.845%, SOFR30A + 0.564%, 11/25/2049(B)	235	233
FNMA CMO, Ser 2019-79, Cl FA
5.895%, SOFR30A + 0.614%, 01/25/2050(B)	1,166	1,152
FNMA CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	298	271
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	551	105
FNMA CMO, Ser 2020-37, Cl DA
1.500%, 06/25/2050	226	203
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	883	827
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	435	273
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	349	303
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,077	923
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	728
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	289	45
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	904	797
FNMA CMO, Ser 2020-57, Cl LJ
2.000%, 08/25/2050	3,167	2,358
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	481	449
FNMA CMO, Ser 2020-61, Cl NI, IO
3.500%, 09/25/2050	1,226	201
FNMA CMO, Ser 2020-62, Cl AI, IO
2.500%, 09/25/2050	671	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	$786	$164
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,346	265
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	909	189
FNMA CMO, Ser 2020-70, Cl AD
1.500%, 10/25/2050	1,271	1,034
FNMA CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	592	107
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	665	112
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	159	26
FNMA CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	538	490
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,548	1,271
FNMA CMO, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	1,387	198
FNMA CMO, Ser 2021-33, Cl AV
2.500%, 03/25/2048	224	171
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	103	91
FNMA CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	423	371
FNMA CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	1,029	893
FNMA CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	1,404	211
FNMA CMO, Ser 2021-52, Cl CI, IO
2.500%, 12/25/2047	805	108
FNMA CMO, Ser 2021-62, Cl GI, IO
2.500%, 10/25/2047	765	106
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	272	242
FNMA CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	579	500
FNMA CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	245	208
FNMA CMO, Ser 2021-77, Cl WI, IO
3.000%, 08/25/2050	709	109
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	867	718
FNMA CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	901	823
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	535	477
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	240	203
FNMA CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	581	540

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2022-18, Cl PI, IO
4.000%, 11/25/2051	$972	$195
FNMA CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	739	696
FNMA CMO, Ser 2022-22, Cl IO, IO
2.500%, 10/25/2051	1,323	215
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,600	1,418
FNMA CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	593	556
FNMA CMO, Ser 2022-49, Cl NQ
3.000%, 02/25/2052	282	253
FNMA CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	312	294
FNMA CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	721	100
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	523
FNMA CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	419	394
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	504	467
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,777	338
FNMA CMO, Ser 2023-37, Cl FH
5.795%, SOFR30A + 0.514%, 01/25/2050(B)	899	888
FNMA CMO, Ser 2023-38, Cl FC
5.945%, SOFR30A + 0.664%, 06/25/2040(B)	573	572
FNMA CMO, Ser 2024-26, Cl KY
3.000%, 12/25/2043	462	405
FNMA CMO, Ser 2024-5, Cl DI, IO
3.000%, 10/25/2051	2,098	347
FNMA CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	284	252
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	377	59
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	116	22
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	55	1
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	97	14
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	496	460
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	758	729
FNMA Interest CMO, Ser 2022-427, Cl C21, IO
2.000%, 03/25/2050	1,575	186

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest CMO, Ser 2022-427, Cl C73, IO
3.000%, 12/25/2048	$1,659	$267
FNMA Interest CMO, Ser 2023-428, Cl C14, IO
2.500%, 01/25/2048	848	97
FNMA Interest CMO, Ser 2023-436, Cl C32, IO
2.000%, 10/25/2052	1,687	198
FNMA Interest CMO, Ser 2024-440, Cl C6, IO
2.000%, 10/25/2052	1,822	212
FNMA TBA
6.000%, 10/15/2054	6,600	6,745
5.500%, 10/15/2054	19,450	19,675
5.000%, 10/15/2054	19,935	19,922
4.500%, 10/15/2054	13,000	12,779
4.000%, 10/15/2054	12,825	12,316
3.500%, 10/15/2054	28,985	26,990
3.000%, 10/15/2054	6,625	5,946
2.500%, 10/01/2042	14,250	12,299
2.000%, 10/15/2054	15,900	13,142
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	96
FNMA, Ser M36, Cl X1, IO
1.543%, 09/25/2034(B)	522	31
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
7.611%, SOFR30A + 2.264%, 01/25/2026(B)(D)	709	697
GNMA
8.000%, 11/15/2029 to 09/15/2030	19	20
7.500%, 03/15/2029 to 10/15/2037	23	24
7.000%, 09/15/2031	9	9
6.500%, 07/15/2028 to 01/20/2054	6,741	6,983
6.000%, 01/15/2029 to 02/20/2054	6,991	7,202
5.500%, 11/20/2052 to 08/20/2053	4,815	4,869
5.000%, 07/20/2040 to 08/20/2053	10,086	10,163
4.700%, 09/20/2061(B)	27	26
4.625%, H15T1Y + 1.500%, 02/20/2034(B)	63	64
4.500%, 04/20/2041 to 10/20/2052	13,238	13,157
4.386%, 01/20/2069(B)	2	2
4.000%, 06/20/2047 to 10/20/2052	11,868	11,551
3.500%, 04/20/2045 to 08/20/2052	13,828	13,090
3.000%, 09/15/2042 to 04/20/2053	16,170	14,824
2.500%, 12/20/2037 to 03/20/2052	25,592	22,515
2.000%, 08/20/2050 to 10/20/2051	25,762	21,652
GNMA CMO, Ser 2007-17, Cl IB, IO
1.175%, 04/20/2037(B)	182	8
GNMA CMO, Ser 2007-51, Cl SG, IO
1.505%, 08/20/2037(B)	27	1
GNMA CMO, Ser 2007-78, Cl SA, IO
1.319%, 12/16/2037(B)	254	13

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-66, Cl XS, IO
1.589%, 07/16/2039(B)	$110	$6
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	438	437
GNMA CMO, Ser 2010-4, Cl NS, IO
1.179%, 01/16/2040(B)	1,769	211
GNMA CMO, Ser 2010-H11, Cl FA
6.391%, TSFR1M + 1.114%, 06/20/2060(B)	232	233
GNMA CMO, Ser 2010-H27, Cl FA
5.847%, TSFR1M + 0.494%, 12/20/2060(B)	333	332
GNMA CMO, Ser 2010-H28, Cl FE
5.867%, TSFR1M + 0.514%, 12/20/2060(B)	115	114
GNMA CMO, Ser 2011-H08, Cl FD
5.967%, TSFR1M + 0.614%, 02/20/2061(B)	56	56
GNMA CMO, Ser 2011-H08, Cl FG
5.947%, TSFR1M + 0.594%, 03/20/2061(B)	109	109
GNMA CMO, Ser 2011-H09, Cl AF
5.967%, TSFR1M + 0.614%, 03/20/2061(B)	63	63
GNMA CMO, Ser 2012-34, Cl SA, IO
0.975%, 03/20/2042(B)	201	22
GNMA CMO, Ser 2012-43, Cl SN, IO
1.389%, 04/16/2042(B)	35	6
GNMA CMO, Ser 2012-98, Cl SA, IO
0.889%, 08/16/2042(B)	87	12
GNMA CMO, Ser 2012-H25, Cl FA
6.167%, TSFR1M + 0.814%, 12/20/2061(B)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.741%, 10/20/2062(B)	215	7
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	489	453
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	54	6
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	219	34
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	334	304
GNMA CMO, Ser 2014-5, Cl SP, IO
0.939%, 06/16/2043(B)	50	3
GNMA CMO, Ser 2014-H10, Cl TA
6.067%, TSFR1M + 0.714%, 04/20/2064(B)	383	383
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	519	463
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	56	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H10, Cl FC
5.947%, TSFR1M + 0.594%, 04/20/2065(B)	$188	$188
GNMA CMO, Ser 2015-H18, Cl FA
5.917%, TSFR1M + 0.564%, 06/20/2065(B)	59	59
GNMA CMO, Ser 2015-H20, Cl FA
5.937%, TSFR1M + 0.584%, 08/20/2065(B)	164	164
GNMA CMO, Ser 2016-135, Cl SB, IO
0.889%, 10/16/2046(B)	368	64
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	272	247
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	606	499
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	181	151
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,159	1,060
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	402	375
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.336%, 07/20/2067(B)	423	27
GNMA CMO, Ser 2017-H18, Cl BI, IO
0.555%, 09/20/2067(B)	2,594	91
GNMA CMO, Ser 2017-H20, Cl IB, IO
0.402%, 10/20/2067(B)	178	8
GNMA CMO, Ser 2017-H22, Cl IC, IO
1.066%, 11/20/2067(B)	72	3
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	414	384
GNMA CMO, Ser 2018-H06, Cl PF
5.767%, TSFR1M + 0.414%, 02/20/2068(B)	92	92
GNMA CMO, Ser 2018-H07, Cl FD
5.767%, TSFR1M + 0.414%, 05/20/2068(B)	196	196
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	244	223
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	556	77
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	187	26
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	271	38
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	212	30
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	601	517
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	1,392	1,136
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	146	21

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	$213	$30
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	269	30
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	1,888	219
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	448	83
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	195	36
GNMA CMO, Ser 2020-H09, Cl NF
6.717%, TSFR1M + 1.364%, 04/20/2070(B)	173	175
GNMA CMO, Ser 2020-H09, Cl FL
6.617%, TSFR1M + 1.264%, 05/20/2070(B)	534	541
GNMA CMO, Ser 2020-H12, Cl F
5.967%, TSFR1M + 0.614%, 07/20/2070(B)	48	48
GNMA CMO, Ser 2020-H13, Cl FA
5.917%, TSFR1M + 0.564%, 07/20/2070(B)	736	724
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	427	47
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	346	291
GNMA CMO, Ser 2021-138, Cl IK, IO
3.000%, 07/20/2051	852	107
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	2,669	2,289
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,191	167
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,551	1,301
GNMA CMO, Ser 2021-191, Cl NI, IO
3.000%, 10/20/2051	605	115
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	2,354	2,057
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	803	632
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	478	479
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	421	427
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	599	606
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	456	462
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	437	75
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,310	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	$407	$412
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	823	712
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	798	110
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	2,014	1,705
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	1,980	1,704
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	497	489
GNMA CMO, Ser 2022-189, Cl AL
3.000%, 07/20/2051	370	308
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	802	683
GNMA CMO, Ser 2022-197, Cl LF
6.045%, SOFR30A + 0.700%, 11/20/2052(B)	1,806	1,793
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	722	591
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	424	373
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,257	1,139
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	939	889
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	2,287	1,998
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	1,613	1,460
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	1,060	1,017
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	327	261
GNMA CMO, Ser 2022-81, Cl CI, IO
3.000%, 09/20/2050	732	104
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	3,842	3,288
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	1,031	873
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	167
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	661	626
GNMA CMO, Ser 2023-80, Cl IA, IO
4.500%, 10/20/2047	1,304	235
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	1,920	1,696
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	2,551	2,432

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2024-30, Cl AF
6.650%, SOFR30A + 1.250%, 02/20/2054(B)	$345	$347
GNMA CMO, Ser 2024-30, Cl DF
6.500%, SOFR30A + 1.300%, 02/20/2054(B)	844	850
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	369	336
GNMA CMO, Ser 2024-97, Cl FW
6.495%, SOFR30A + 1.150%, 06/20/2054(B)	1,460	1,465
GNMA TBA
6.500%, 10/15/2054	3,200	3,274
5.500%, 11/01/2034	7,775	7,850
5.000%, 10/01/2033	14,575	14,598
4.500%, 10/15/2054	10,475	10,343
4.000%, 10/15/2054	11,925	11,529
2.500%, 10/15/2054	17,350	15,289
GNMA, Ser 107, Cl AD
2.797%, 11/16/2047(B)	192	175
GNMA, Ser 11, Cl IX, IO
1.161%, 12/16/2062(B)	3,081	256
GNMA, Ser 110, Cl IO, IO
0.874%, 11/16/2063(B)	2,321	154
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,301	1,267
GNMA, Ser 118, Cl IO, IO
0.883%, 06/16/2062(B)	3,623	218
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	496	378
GNMA, Ser 14, Cl IO, IO
1.327%, 06/16/2063(B)	2,623	241
GNMA, Ser 147, Cl KI
1.144%, 06/16/2061(B)	2,587	209
GNMA, Ser 169, Cl IO, IO
1.112%, 06/16/2061(B)	2,875	236
GNMA, Ser 171, Cl IO, IO
0.653%, 09/16/2059(B)	5,325	218
GNMA, Ser 179, Cl IO, IO
0.611%, 09/16/2063(B)	8,250	347
GNMA, Ser 181, Cl IO, IO
0.968%, 07/16/2063(B)	3,076	221
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(B)	600	455
GNMA, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(B)	324	1
GNMA, Ser 2012-152, Cl IO, IO
0.682%, 01/16/2054(B)	1,722	42
GNMA, Ser 2012-27, Cl IO, IO
0.218%, 04/16/2053(B)	356	1
GNMA, Ser 2013-96, Cl IO, IO
0.051%, 10/16/2054(B)	610	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-47, Cl IA, IO
0.157%, 02/16/2048(B)	$42	$–
GNMA, Ser 2014-50, Cl IO, IO
0.627%, 09/16/2055(B)	233	6
GNMA, Ser 2014-92, Cl IX, IO
0.085%, 05/16/2054(B)	2,662	8
GNMA, Ser 2015-5, Cl IK, IO
0.251%, 11/16/2054(B)	1,992	13
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	139	128
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	85	65
GNMA, Ser 210, Cl IO, IO
0.699%, 07/16/2064(B)	1,469	93
GNMA, Ser 216, Cl IO, IO
0.749%, 07/16/2065(B)	1,479	98
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(B)	500	379
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	665	33
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	300	165
GNMA, Ser 41, Cl IO, IO
0.567%, 07/16/2058(B)	428	11
GNMA, Ser 45, Cl IO, IO
0.542%, 03/16/2059(B)	7,028	246
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(B)	3,346	157
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(B)	2,304	142
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(B)	2,516	263
GNMA, Ser 89, Cl IA, IO
1.168%, 04/16/2062(B)	3,023	242
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(B)	1,998	117
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,098	1,643

		1,282,661
Non-Agency Mortgage-Backed Obligations — 4.5%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(D)	2,276	2,235
Alternative Loan Trust, Ser 2006-18CB, Cl A6
8.723%, 07/25/2036(B)	137	141
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
7.183%, TSFR6M + 2.428%, 06/25/2045(B)	213	212

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
6.877%, TSFR6M + 2.178%, 11/25/2045(B)	$623	$252
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
5.369%, TSFR1M + 0.514%, 03/25/2046(B)	1,769	1,545
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	226	213
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	59	56
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	438	366
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	4,231	4,021
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,845	1,834
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(D)	615	522
AREIT, Ser 2022-CRE7, Cl A
7.325%, TSFR1M + 2.242%, 06/17/2039(B)(D)	2,050	2,062
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(B)(D)	1,790	1,716
BANK, Ser BNK40, Cl A4
3.506%, 03/15/2064(B)	605	562
BANK, Ser BNK44, Cl A5
5.936%, 11/15/2055(B)	430	465
BANK, Ser BNK46, Cl A4
5.745%, 08/15/2056	440	475
BANK, Ser BNK48, Cl ASB
4.971%, 07/15/2034	680	696
BANK, Ser BNK48
5.053%, 09/15/2034	279	288
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(D)	2,833	2,534
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(B)(D)	5,462	4,853
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(B)	675	722
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	171	170
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	630

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	$319	$307
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.558%, 05/25/2034(B)	4	4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
5.748%, 10/25/2033(B)	183	169
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(B)	460	441
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
5.109%, TSFR1M + 0.254%, 03/25/2037(B)	2,147	1,970
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	800	738
Benchmark Mortgage Trust, Ser B35, Cl AS
4.592%, 05/15/2055(B)	530	488
Benchmark Mortgage Trust, Ser B35, Cl A5
4.592%, 05/15/2055(B)	485	469
Benchmark Mortgage Trust, Ser B38, Cl A4
5.525%, 04/15/2056	450	479
Benchmark Mortgage Trust, Ser V3, Cl A3
6.363%, 07/15/2056(B)	450	477
BLP Commercial Mortgage Trust, Ser IND, Cl A
6.789%, TSFR1M + 1.692%, 03/15/2040(B)(D)	450	449
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	424	412
BPR Trust, Ser STAR, Cl A
8.329%, TSFR1M + 3.232%, 08/15/2039(B)(D)	1,785	1,777
BPR Trust, Ser TY, Cl A
6.262%, TSFR1M + 1.164%, 09/15/2038(B)(D)	415	411
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	223	218
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	94	92
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	3,110	2,819
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.911%, TSFR1M + 0.814%, 09/15/2036(B)(D)	2,057	2,044
BX Commercial Mortgage Trust, Ser XL3, Cl A
6.858%, TSFR1M + 1.761%, 12/09/2040(B)(D)	658	660

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	$1,200	$1,115
BX Trust, Ser LBA, Cl AV
6.012%, TSFR1M + 0.914%, 02/15/2036(B)(D)	356	353
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	455
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	149	146
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	359
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,431
CFK Trust, Ser 2020-MF2, Cl E
3.573%, 03/15/2039(B)(D)	1,200	858
CFK Trust, Ser MF2, Cl F
3.573%, 03/15/2039(B)(D)	1,860	939
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
6.209%, 02/25/2037(B)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
6.673%, 02/25/2037(B)	4	4
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
7.157%, 06/25/2035(B)	2	2
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.747%, 03/25/2037(C)	214	213
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(D)	220	214
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,461
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(B)	2,229	2,173
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
7.740%, 09/25/2033(B)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	582	487
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	607	519
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.198%, 02/10/2048(B)	$4,184	$–
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	410	398
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(D)	1,085	1,066
COMM Mortgage Trust, Ser COR3, Cl B
4.669%, 05/10/2051(B)	540	467
COMM Mortgage Trust, Ser CR14, Cl B
3.795%, 02/10/2047(B)	477	456
COMM Mortgage Trust, Ser CR26, Cl C
4.612%, 10/10/2048(B)	870	763
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	353	347
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1B1
9.495%, SOFR30A + 4.214%, 09/25/2031(B)(D)	679	721
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.213%, SOFR30A + 2.950%, 06/25/2042(B)(D)	358	369
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M2
7.980%, SOFR30A + 2.700%, 07/25/2043(B)(D)	1,920	1,983
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	7	7
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
7.615%, 10/25/2033(B)	196	191
Credit Suisse Mortgage Trust, Ser 2022-7R, Cl 1A1
9.824%, SOFR30A + 3.500%, 10/25/2066(B)(D)	4	4
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,746	1,769
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	330	327
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	810	724
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	73	73
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(D)	290	146
CSMC Trust, Ser 2017-CHOP, Cl G
10.794%, PRIME + 5.350%, 07/15/2032(B)(D)	1,000	926

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2017-PFHP, Cl A
6.094%, TSFR1M + 0.997%, 12/15/2030(B)(D)	$1,190	$1,147
CSMC Trust, Ser 2017-RPL1, Cl M2
2.976%, 07/25/2057(B)(D)	1,760	1,402
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	1,590	1,460
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(D)	481	431
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	1,049	933
CSMC, Ser 2014-11R, Cl 9A2
5.672%, TSFR1M + 0.254%, 10/27/2036(B)(D)	1,574	1,218
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	780	696
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	2,536	2,512
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,099
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
5.879%, TSFR1M + 0.914%, 11/19/2044(B)	188	175
DTP Commercial Mortgage Trust, Ser STE2, Cl A
6.038%, 01/15/2041(B)(D)	870	892
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	1,275	1,281
ELP Commercial Mortgage Trust, Ser ELP, Cl C
6.531%, TSFR1M + 1.434%, 11/15/2038(B)(D)	2,497	2,486
EQUS Mortgage Trust, Ser EQAZ, Cl B
6.312%, TSFR1M + 1.214%, 10/15/2038(B)(D)	790	784
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	118	109
FHLMC STACR REMIC Trust 2022-DNA6, Ser 2022-DNA6, Cl M2
11.030%, SOFR30A + 5.750%, 09/25/2042(B)(D)	410	455
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	19	19
GNMA
3.000%, 03/20/2052	1,141	1,031
2.500%, 12/20/2050 to 12/20/2051	3,612	3,124
GPMT, Ser 2021-FL3, Cl A
6.379%, TSFR1M + 1.364%, 07/16/2035(B)(D)	416	410
GS Mortgage Securities II Trust, Ser 2024-70P, Cl E
9.263%, 03/10/2041(B)(D)	1,020	1,062

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	$722	$716
GS Mortgage Securities II, Ser ARDN, Cl B
6.861%, TSFR1M + 1.764%, 11/15/2036(B)(D)	1,623	1,608
GS Mortgage Securities II, Ser GC30, Cl B
4.159%, 05/10/2050(B)	480	455
GS Mortgage Securities II, Ser SHIP, Cl A
4.466%, 09/10/2038(B)(D)	1,235	1,225
GS Mortgage Securities II, Ser SRP5, Cl A
6.944%, TSFR1M + 1.800%, 09/15/2031(B)(D)	1,059	758
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(B)	680	638
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	311	308
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	913
GS Mortgage Securities Trust, Ser ROSS, Cl A
6.512%, TSFR1M + 1.264%, 05/15/2026(B)(D)	2,170	2,004
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,439	1,412
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	9	9
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
6.396%, 10/25/2033(B)	81	81
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	6	6
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.674%, 05/19/2034(B)	313	300
HIT Trust, Ser HI32, Cl A
7.488%, TSFR1M + 2.391%, 07/09/2025(B)(D)	1,512	1,516
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,133
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(B)(D)	1,240	1,126

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	$138	$137
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	556	554
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	555
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.682%, 07/15/2047(B)	380	351
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,381
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	201
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.581%, 11/25/2033(B)	4	4
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
7.298%, 08/25/2034(B)	17	17
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	84	77
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	267	245
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	126	111
LAQ Mortgage Trust, Ser LAQ, Cl A
7.188%, TSFR1M + 2.091%, 03/15/2036(B)(D)	62	62
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
4.750%, 04/25/2061(C)(D)	406	409
Lehman XS Trust, Ser 2007-16N, Cl 2A2
6.669%, TSFR1M + 1.814%, 09/25/2047(B)	3,322	2,994
LEX Mortgage Trust, Ser 2024-BBG, Cl A
4.874%, 10/13/2033(B)(D)	1,335	1,336
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(A)(D)	1	1
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	936	588
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
7.322%, 07/25/2033(B)	5	5
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	226	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	$414	$375
MHC Trust, Ser MHC2, Cl A
6.062%, TSFR1M + 0.964%, 05/15/2038(B)(D)	567	564
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	409	389
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	650	591
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	246
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(B)	1,030	939
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.080%, 11/15/2049(B)	2,719	39
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
6.244%, TSFR1M + 1.022%, 11/15/2034(B)(D)	35	35
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	392	343
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.920%, 04/15/2055(B)	580	531
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	4,849	4,088
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(B)(D)	620	601
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
1.141%, 12/15/2056(B)	5,217	335
MSWF Commercial Mortgage Trust, Ser 2, Cl A5
6.014%, 12/15/2056(B)	1,510	1,663
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	108	103
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(B)(D)	289	256
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,569	1,559
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	1,441	1,457
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/2029(B)(D)	780	827

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	$18	$17
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	446	368
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(B)(D)	944	786
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	1,269	1,281
OBX Trust, Ser 2024-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,757	1,775
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	440	447
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(D)	3,366	3,015
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,397
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
5.569%, TSFR1M + 0.714%, 07/25/2037(B)	2,129	2,050
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	1	1
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	5	5
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(D)	463	416
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(B)(D)	1,435	1,409
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	1,265	1,277
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	437	369
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	545	458
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.000%, 12/25/2034(B)	171	154
SCOTT Trust, Ser SFS, Cl A
5.910%, 03/10/2040(D)	1,110	1,144
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(D)	1,923	1,803
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(D)	2,701	2,622
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.005%, 10/25/2048(B)(D)	943	945
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	75	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(D)	$390	$338
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	407	395
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	177	165
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	39	37
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	113	109
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	126	119
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	530	467
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
5.159%, TSFR1M + 0.304%, 09/25/2047(B)	1,816	1,662
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	1	1
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
7.649%, 07/25/2033(B)	17	16
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
6.032%, 12/25/2033(B)	6	6
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(B)(D)	382	371
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.569%, TSFR1M + 0.714%, 02/25/2057(B)(D)	86	89
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	583	562
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	385	359
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	384

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(B)(D)	$105	$104
Verus Securitization Trust, Ser 2020-2, Cl A1
3.226%, 05/25/2060(B)(D)	10	10
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	234	212
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	453	409
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	391	342
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	490	419
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	1,237	1,058
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	586	525
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	537	490
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	161	152
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	216	200
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	129	123
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.048%, 10/25/2033(B)	14	14
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.577%, 09/25/2033(B)	16	15
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
3.797%, 06/25/2033(B)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	36	35
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.712%, 06/25/2034(B)	9	8
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
6.529%, TSFR1M + 1.674%, 10/25/2045(B)	120	118
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.489%, TSFR1M + 0.634%, 11/25/2045(B)	3,008	2,844
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
5.823%, 12MTA + 0.700%, 02/25/2047(B)	870	752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	$570	$567
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.297%, 11/15/2059(B)	4,327	75
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl AS
3.580%, 02/15/2048	1,840	1,822
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
6.181%, 05/25/2035(B)	1,211	940
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	300	290
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(B)	245	219

		164,468
Total Mortgage-Backed Securities
(Cost $1,474,096) ($ Thousands)		1,447,129

CORPORATE OBLIGATIONS — 26.8%
Communication Services — 2.3%
Alphabet
1.900%, 08/15/2040	250	178
1.100%, 08/15/2030	240	207
AT&T
5.550%, 08/15/2041	130	133
5.350%, 09/01/2040	130	132
5.150%, 03/15/2042	25	25
4.500%, 05/15/2035	370	360
4.350%, 06/15/2045	350	309
3.800%, 12/01/2057	1,017	770
3.650%, 09/15/2059	386	280
3.550%, 09/15/2055	2,040	1,492
3.500%, 06/01/2041	251	205
3.500%, 09/15/2053	2,412	1,772
2.550%, 12/01/2033	290	245
2.300%, 06/01/2027	750	716
2.250%, 02/01/2032	60	52
1.650%, 02/01/2028	20	18
CCO Holdings
4.750%, 02/01/2032 (D)	300	265
4.500%, 05/01/2032	1,240	1,072
Charter Communications Operating
6.834%, 10/23/2055	70	70
6.550%, 06/01/2034	927	964
6.484%, 10/23/2045	110	106
6.150%, 11/10/2026	1,985	2,040

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.100%, 06/01/2029	$2,394	$2,478
5.750%, 04/01/2048	1,097	958
5.500%, 04/01/2063	457	372
5.375%, 04/01/2038	543	495
5.375%, 05/01/2047	191	160
5.250%, 04/01/2053	318	260
5.125%, 07/01/2049	160	129
4.908%, 07/23/2025	266	266
4.800%, 03/01/2050	3,110	2,381
4.400%, 04/01/2033	800	732
4.200%, 03/15/2028	1,263	1,228
3.900%, 06/01/2052	1,349	884
3.750%, 02/15/2028	85	82
3.700%, 04/01/2051	1,250	798
3.500%, 06/01/2041	135	95
3.500%, 03/01/2042	839	583
Comcast
7.050%, 03/15/2033	90	105
5.650%, 06/01/2054	537	573
5.350%, 11/15/2027	516	537
5.300%, 06/01/2034	519	547
4.950%, 10/15/2058	60	58
4.400%, 08/15/2035	1,770	1,725
4.250%, 10/15/2030	730	729
4.200%, 08/15/2034	220	213
4.150%, 10/15/2028	2,220	2,223
4.000%, 08/15/2047	90	76
4.000%, 03/01/2048	70	59
3.999%, 11/01/2049	259	216
3.969%, 11/01/2047	418	349
3.950%, 10/15/2025	90	90
3.750%, 04/01/2040	200	173
3.450%, 02/01/2050	140	106
3.400%, 04/01/2030	280	269
3.400%, 07/15/2046	60	46
3.300%, 04/01/2027	190	187
3.250%, 11/01/2039	60	49
3.150%, 03/01/2026	390	385
2.987%, 11/01/2063	294	186
2.937%, 11/01/2056	832	544
2.887%, 11/01/2051	410	276
2.800%, 01/15/2051	280	186
1.500%, 02/15/2031	1,060	894
DISH DBS
7.750%, 07/01/2026	110	96
5.875%, 11/15/2024	410	408
5.750%, 12/01/2028 (D)	30	26
5.250%, 12/01/2026 (D)	170	157
5.125%, 06/01/2029	260	174
Fox
6.500%, 10/13/2033	390	427
5.476%, 01/25/2039	520	524

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Meta Platforms
5.550%, 08/15/2064	$1,670	$1,784
5.400%, 08/15/2054	1,317	1,380
4.750%, 08/15/2034	1,452	1,482
4.550%, 08/15/2031	409	418
4.450%, 08/15/2052	777	717
4.300%, 08/15/2029	545	553
Netflix
5.400%, 08/15/2054	451	478
4.900%, 08/15/2034	1,088	1,125
Paramount Global
6.875%, 04/30/2036	620	628
5.900%, 10/15/2040	455	403
Rogers Communications
5.300%, 02/15/2034	470	478
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (D)	1,200	965
Sprint Spectrum
5.152%, 03/20/2028 (D)	2,486	2,511
4.738%, 03/20/2025 (D)	673	671
Take-Two Interactive Software
4.000%, 04/14/2032	1,265	1,211
Telefonica Emisiones
5.213%, 03/08/2047	150	142
Time Warner Cable
4.500%, 09/15/2042	155	119
T-Mobile USA
5.150%, 04/15/2034	340	350
4.700%, 01/15/2035	1,345	1,340
4.500%, 04/15/2050	590	525
3.875%, 04/15/2030	2,095	2,037
3.750%, 04/15/2027	2,195	2,169
3.500%, 04/15/2025	1,910	1,897
3.500%, 04/15/2031	710	668
3.400%, 10/15/2052	1,230	900
3.375%, 04/15/2029	270	259
2.875%, 02/15/2031	240	218
2.700%, 03/15/2032	70	62
2.625%, 02/15/2029	330	308
2.550%, 02/15/2031	690	615
2.250%, 02/15/2026	100	97
Verizon Communications
5.500%, 03/16/2047	60	64
5.500%, 02/23/2054	477	500
5.250%, 03/16/2037	260	270
4.862%, 08/21/2046	50	49
4.780%, 02/15/2035 (D)	2,595	2,591
4.500%, 08/10/2033	500	494
4.400%, 11/01/2034	1,827	1,784
4.016%, 12/03/2029	714	704
4.000%, 03/22/2050	140	117
3.875%, 02/08/2029	210	207
3.850%, 11/01/2042	610	521

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 03/22/2041	$130	$106
3.150%, 03/22/2030	360	339
2.650%, 11/20/2040	430	317
2.550%, 03/21/2031	779	696
1.750%, 01/20/2031	410	350
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)	630	561
Walt Disney
6.650%, 11/15/2037	235	278
3.500%, 05/13/2040	980	834
Warnermedia Holdings
6.412%, 03/15/2026	390	390
5.391%, 03/15/2062	130	100
5.141%, 03/15/2052	6,559	5,059
5.050%, 03/15/2042	2,700	2,204
4.279%, 03/15/2032	1,520	1,350
4.054%, 03/15/2029	270	256
3.755%, 03/15/2027	200	193

		82,769

Consumer Discretionary — 1.4%
Amazon.com
4.950%, 12/05/2044	500	519
4.250%, 08/22/2057	110	100
3.875%, 08/22/2037	920	865
3.600%, 04/13/2032	1,240	1,198
3.450%, 04/13/2029	310	305
3.300%, 04/13/2027	150	148
3.150%, 08/22/2027	680	668
2.500%, 06/03/2050	550	363
2.100%, 05/12/2031	300	266
1.500%, 06/03/2030	350	306
1.200%, 06/03/2027	672	628
AutoZone
6.250%, 11/01/2028	470	503
Caesars Entertainment
7.000%, 02/15/2030 (D)	460	481
Comcast
4.049%, 11/01/2052	253	210
CSC Holdings
4.500%, 11/15/2031 (D)	1,200	873
4.125%, 12/01/2030 (D)	590	430
3.375%, 02/15/2031 (D)	200	142
Ford Motor
6.100%, 08/19/2032	380	389
3.250%, 02/12/2032	480	409
Ford Motor Credit
7.350%, 03/06/2030	1,090	1,180
6.050%, 03/05/2031	755	775
5.303%, 09/06/2029	636	633
5.125%, 06/16/2025	400	400
4.950%, 05/28/2027	850	848
4.125%, 08/17/2027	200	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 11/13/2030	$1,240	$1,146
3.815%, 11/02/2027	261	251
3.625%, 06/17/2031	380	337
2.900%, 02/16/2028	200	186
2.900%, 02/10/2029	1,651	1,499
General Motors
6.600%, 04/01/2036	40	43
6.250%, 10/02/2043	260	267
6.125%, 10/01/2025	320	323
5.950%, 04/01/2049	80	79
5.600%, 10/15/2032	150	155
5.150%, 04/01/2038	240	230
General Motors Financial
5.950%, 04/04/2034	1,205	1,247
5.450%, 09/06/2034	409	408
4.350%, 01/17/2027	110	110
2.700%, 06/10/2031	424	365
Hilton Domestic Operating
6.125%, 04/01/2032 (D)	270	278
3.625%, 02/15/2032 (D)	530	479
Home Depot
5.300%, 06/25/2054	200	210
4.850%, 06/25/2031	265	275
4.750%, 06/25/2029	399	411
4.250%, 04/01/2046	48	44
3.900%, 12/06/2028	40	40
3.900%, 06/15/2047	60	51
3.625%, 04/15/2052	255	205
3.350%, 04/15/2050	710	546
3.300%, 04/15/2040	350	292
2.700%, 04/15/2030	320	298
2.500%, 04/15/2027	280	271
Hyundai Capital America
5.600%, 03/30/2028 (D)	817	844
5.400%, 01/08/2031 (D)	435	450
5.400%, 06/24/2031 (D)	263	273
5.300%, 06/24/2029 (D)	739	761
4.550%, 09/26/2029 (D)	655	653
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	495	475
Las Vegas Sands
6.000%, 08/15/2029	260	270
3.900%, 08/08/2029	150	143
2.900%, 06/25/2025	210	207
Lennar
4.750%, 11/29/2027	410	415
Lowe's
5.850%, 04/01/2063	132	140
5.750%, 07/01/2053	397	419
5.625%, 04/15/2053	127	132
5.000%, 04/15/2040	725	717
4.500%, 04/15/2030	200	203
4.250%, 04/01/2052	636	538

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
McDonald's
5.450%, 08/14/2053	$652	$680
4.800%, 08/14/2028	268	275
McDonald's MTN
6.300%, 03/01/2038	400	457
4.875%, 12/09/2045	260	253
4.450%, 03/01/2047	240	219
4.450%, 09/01/2048	72	66
4.200%, 04/01/2050	530	458
3.800%, 04/01/2028	170	168
3.700%, 01/30/2026	220	219
3.625%, 09/01/2049	60	47
3.600%, 07/01/2030	290	281
3.500%, 03/01/2027	510	504
3.500%, 07/01/2027	200	197
1.450%, 09/01/2025	80	78
MDC Holdings
6.000%, 01/15/2043	30	32
Melco Resorts Finance
7.625%, 04/17/2032 (D)	360	371
NCL
8.125%, 01/15/2029 (D)	320	342
Newell Brands
5.700%, 04/01/2026	110	110
NIKE
3.375%, 03/27/2050	230	181
3.250%, 03/27/2040	210	176
2.850%, 03/27/2030	150	141
2.750%, 03/27/2027	410	400
Nissan Motor
4.345%, 09/17/2027 (D)	1,100	1,073
3.522%, 09/17/2025 (D)	1,190	1,170
Royal Caribbean Cruises
6.250%, 03/15/2032 (D)	210	218
6.000%, 02/01/2033 (D)	800	820
5.500%, 04/01/2028 (D)	80	81
Sands China
5.400%, 08/08/2028	320	323
5.125%, 08/08/2025	1,580	1,577
3.800%, 01/08/2026	420	413
2.850%, 03/08/2029	690	627
2.300%, 03/08/2027	460	430
Starbucks
3.500%, 11/15/2050	435	332
Time Warner Cable
7.300%, 07/01/2038	530	557
6.750%, 06/15/2039	10	10
6.550%, 05/01/2037	268	265
5.875%, 11/15/2040	1,405	1,274
5.500%, 09/01/2041	1,599	1,387
Time Warner Entertainment
8.375%, 07/15/2033	270	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit
5.100%, 03/21/2031	$1,190	$1,240
Viking Cruises
7.000%, 02/15/2029 (D)	670	678
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)	250	240
VOC Escrow
5.000%, 02/15/2028 (D)	380	376
Wynn Macau
5.625%, 08/26/2028 (D)	500	485
Wynn Resorts Finance
7.125%, 02/15/2031 (D)	310	334
ZF North America Capital
6.875%, 04/23/2032 (D)	640	642

		50,038

Consumer Staples — 1.3%
Altria Group
6.200%, 02/14/2059	76	81
5.950%, 02/14/2049	960	1,007
5.800%, 02/14/2039	630	662
4.800%, 02/14/2029	28	28
4.400%, 02/14/2026	514	513
3.875%, 09/16/2046	240	188
3.400%, 02/04/2041	600	468
2.450%, 02/04/2032	770	657
2.350%, 05/06/2025	130	128
Anheuser-Busch
4.900%, 02/01/2046	2,140	2,107
4.700%, 02/01/2036	2,383	2,393
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	196	221
5.550%, 01/23/2049	120	130
5.450%, 01/23/2039	912	976
5.000%, 06/15/2034	480	500
4.750%, 01/23/2029	120	123
4.375%, 04/15/2038	340	328
4.350%, 06/01/2040	560	529
3.500%, 06/01/2030	200	194
Bacardi
4.450%, 05/15/2025 (D)	1,545	1,538
BAT Capital
6.000%, 02/20/2034	372	398
5.834%, 02/20/2031	1,475	1,564
5.650%, 03/16/2052	370	361
5.282%, 04/02/2050	1,260	1,180
4.758%, 09/06/2049	81	70
4.540%, 08/15/2047	1,190	1,005
4.390%, 08/15/2037	268	244
3.734%, 09/25/2040	10	8
3.557%, 08/15/2027	791	775
Bunge Finance
4.650%, 09/17/2034	1,091	1,089

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 09/17/2029	$545	$543
1.630%, 08/17/2025	269	262
Coca-Cola
5.400%, 05/13/2064	135	145
5.200%, 01/14/2055	546	573
4.650%, 08/14/2034	631	646
2.500%, 06/01/2040	20	15
Constellation Brands
4.350%, 05/09/2027	320	321
2.250%, 08/01/2031	80	69
Costco Wholesale
3.000%, 05/18/2027	284	279
1.600%, 04/20/2030	450	397
1.375%, 06/20/2027	780	732
General Mills
5.500%, 10/17/2028	660	691
Haleon US Capital
3.625%, 03/24/2032	859	808
3.375%, 03/24/2027	410	403
3.375%, 03/24/2029	290	280
Imperial Brands Finance
3.500%, 07/26/2026 (D)	635	622
Imperial Brands Finance MTN
5.500%, 02/01/2030 (D)	455	470
JBS USA Holding Lux Sarl
7.250%, 11/15/2053 (D)	649	757
6.500%, 12/01/2052	2,188	2,334
3.750%, 12/01/2031	187	172
3.625%, 01/15/2032	267	244
3.000%, 02/02/2029	60	56
3.000%, 05/15/2032	1,385	1,201
JBS USA LUX
6.750%, 03/15/2034 (D)	1,337	1,481
Kenvue
4.900%, 03/22/2033	560	580
Keurig Dr Pepper
5.300%, 03/15/2034	1,075	1,125
Kraft Heinz Foods
5.200%, 07/15/2045	360	355
Kroger
5.500%, 09/15/2054	575	579
5.000%, 09/15/2034	390	393
Mars
3.200%, 04/01/2030 (D)	210	199
2.375%, 07/16/2040 (D)	300	213
Mondelez International
1.500%, 05/04/2025	660	647
PepsiCo
3.900%, 07/18/2032	657	647
Philip Morris International
5.750%, 11/17/2032	323	347
5.500%, 09/07/2030	367	388
5.375%, 02/15/2033	1,075	1,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 09/07/2028	$314	$326
5.250%, 02/13/2034	180	187
5.125%, 02/15/2030	1,155	1,198
5.125%, 02/13/2031	500	520
5.000%, 11/17/2025	554	558
4.875%, 02/15/2028	754	771
4.875%, 02/13/2029	240	246
4.500%, 03/20/2042	130	120
2.100%, 05/01/2030	290	259
Pilgrim's Pride
3.500%, 03/01/2032	350	311
Procter & Gamble
3.000%, 03/25/2030	240	230
Reynolds American
8.125%, 05/01/2040	570	695
7.250%, 06/15/2037	310	358
5.850%, 08/15/2045	1,380	1,381
Walmart
1.800%, 09/22/2031	110	96
1.500%, 09/22/2028	230	211

		47,030

Energy — 2.5%
Apache
7.750%, 12/15/2029	140	156
5.350%, 07/01/2049	230	199
5.100%, 09/01/2040	105	93
4.750%, 04/15/2043	190	157
4.250%, 01/15/2044	890	675
Blue Racer Midstream
7.250%, 07/15/2032 (D)	230	241
BP Capital Markets America
5.017%, 11/17/2027	173	178
4.893%, 09/11/2033	715	727
4.812%, 02/13/2033	1,135	1,150
3.633%, 04/06/2030	320	311
3.410%, 02/11/2026	1,110	1,101
3.119%, 05/04/2026	230	226
3.000%, 02/24/2050	940	651
Cameron LNG
3.302%, 01/15/2035 (D)	660	569
2.902%, 07/15/2031 (D)	140	126
Canadian Natural Resources
6.450%, 06/30/2033	50	54
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	902
Cheniere Energy
4.625%, 10/15/2028	260	258
Cheniere Energy Partners
4.000%, 03/01/2031	100	95
3.250%, 01/31/2032	530	474
Chevron
1.995%, 05/11/2027	180	172

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chevron USA
3.850%, 01/15/2028	$200	$201
3.250%, 10/15/2029	50	48
Columbia Pipelines Operating
6.544%, 11/15/2053 (D)	190	214
6.036%, 11/15/2033 (D)	940	1,003
Conoco Funding
7.250%, 10/15/2031	180	209
ConocoPhillips
5.900%, 10/15/2032	10	11
5.900%, 05/15/2038	420	462
4.150%, 11/15/2034	80	78
Continental Resources
5.750%, 01/15/2031 (D)	370	379
4.900%, 06/01/2044	80	68
4.375%, 01/15/2028	520	513
2.268%, 11/15/2026 (D)	2,295	2,175
Coterra Energy
4.375%, 03/15/2029	780	770
3.900%, 05/15/2027	970	956
DCP Midstream Operating
6.450%, 11/03/2036 (D)	110	119
Devon Energy
7.875%, 09/30/2031	600	699
5.875%, 06/15/2028	40	41
5.850%, 12/15/2025	50	51
5.750%, 09/15/2054	743	723
5.600%, 07/15/2041	490	480
5.250%, 10/15/2027	46	46
5.200%, 09/15/2034	1,606	1,599
5.000%, 06/15/2045	1,232	1,100
4.750%, 05/15/2042	187	166
4.500%, 01/15/2030	304	301
Diamondback Energy
6.250%, 03/15/2033	1,595	1,720
5.900%, 04/18/2064	518	522
5.750%, 04/18/2054	726	732
5.400%, 04/18/2034	361	369
5.200%, 04/18/2027	265	270
5.150%, 01/30/2030	494	507
3.500%, 12/01/2029	500	476
3.250%, 12/01/2026	30	29
Ecopetrol
5.875%, 05/28/2045	1,276	958
5.375%, 06/26/2026	166	166
4.625%, 11/02/2031	160	137
Enbridge
6.200%, 11/15/2030	392	427
6.000%, 11/15/2028	392	416
5.950%, 04/05/2054	133	141
5.625%, 04/05/2034	396	415
Energy Transfer
7.125%, H15T5Y + 5.306%(B)(E)	580	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, H15T5Y + 5.134%(B)(E)	$500	$497
6.550%, 12/01/2033	490	541
6.500%, H15T5Y + 5.694%(B)(E)	200	200
6.400%, 12/01/2030	1,530	1,667
6.250%, 04/15/2049	130	137
6.050%, 09/01/2054	401	415
5.950%, 05/15/2054	1,383	1,415
5.600%, 09/01/2034	667	693
5.550%, 05/15/2034	370	383
5.500%, 06/01/2027	118	121
5.300%, 04/01/2044	640	612
5.300%, 04/15/2047	267	252
5.250%, 04/15/2029	815	838
5.250%, 07/01/2029	668	688
4.950%, 06/15/2028	180	183
4.000%, 10/01/2027	600	594
3.750%, 05/15/2030	1,250	1,194
Eni
5.950%, 05/15/2054 (D)	200	206
Enterprise Products Operating
7.550%, 04/15/2038	40	49
6.650%, 10/15/2034	220	250
5.700%, 02/15/2042	40	42
5.550%, 02/16/2055	477	493
5.375%, TSFR3M + 2.832%, 02/15/2078 (B)	150	143
4.950%, 02/15/2035	1,099	1,116
4.850%, 01/31/2034	870	883
4.850%, 03/15/2044	430	410
4.150%, 10/16/2028	1,605	1,604
3.950%, 01/31/2060	220	173
3.700%, 01/31/2051	270	210
3.125%, 07/31/2029	170	162
2.800%, 01/31/2030	540	504
EOG Resources
4.950%, 04/15/2050	400	386
4.375%, 04/15/2030	120	121
4.150%, 01/15/2026	340	340
3.900%, 04/01/2035	390	365
EQM Midstream Partners
5.500%, 07/15/2028	480	486
EQT
5.000%, 01/15/2029	150	152
3.900%, 10/01/2027	1,020	1,002
3.625%, 05/15/2031 (D)	320	294
3.125%, 05/15/2026 (D)	10	10
Exxon Mobil
4.327%, 03/19/2050	60	54
4.114%, 03/01/2046	533	475
3.482%, 03/19/2030	460	447
3.452%, 04/15/2051	200	155
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (D)	458	391

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.160%, 03/31/2034 (D)	$557	$494
1.750%, 09/30/2027 (D)	502	480
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/2042 (D)	965	999
Halliburton
5.000%, 11/15/2045	80	77
4.850%, 11/15/2035	60	60
Hess
6.000%, 01/15/2040	1,125	1,213
5.800%, 04/01/2047	770	812
HF Sinclair
5.875%, 04/01/2026	620	629
5.000%, 02/01/2028	970	965
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	314
Kinder Morgan
5.200%, 03/01/2048	205	192
5.050%, 02/15/2046	170	157
4.300%, 06/01/2025	360	358
4.300%, 03/01/2028	150	150
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	408
5.400%, 09/01/2044	20	19
MEG Energy
5.875%, 02/01/2029 (D)	80	78
MPLX
4.875%, 12/01/2024	320	319
4.800%, 02/15/2029	330	335
4.700%, 04/15/2048	430	375
4.500%, 04/15/2038	520	481
Northwest Pipeline
4.000%, 04/01/2027	219	217
Occidental Petroleum
7.875%, 09/15/2031	610	706
7.500%, 05/01/2031	870	989
6.600%, 03/15/2046	360	387
6.450%, 09/15/2036	280	303
5.550%, 03/15/2026	110	111
4.625%, 06/15/2045	280	232
4.400%, 04/15/2046	120	97
4.200%, 03/15/2048	170	134
4.100%, 02/15/2047	600	456
3.400%, 04/15/2026	270	264
3.000%, 02/15/2027	300	290
ONEOK
6.625%, 09/01/2053	450	499
6.050%, 09/01/2033	500	534
5.850%, 11/01/2064	105	104
5.800%, 11/01/2030	290	309
5.700%, 11/01/2054	759	755
5.550%, 11/01/2026	180	184
5.050%, 11/01/2034	396	394

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Parsley Energy
4.125%, 02/15/2028 (D)	$60	$59
Permian Resources Operating
6.250%, 02/01/2033 (D)	230	234
Pertamina Persero
6.000%, 05/03/2042 (D)	300	317
Petrobras Global Finance BV
6.850%, 06/05/2115	790	761
5.299%, 01/27/2025	1,278	1,274
Petroleos Mexicanos
6.350%, 02/12/2048	155	107
2.460%, 12/15/2025	277	266
2.378%, 04/15/2025	102	100
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	119
6.750%, 09/21/2047	421	302
Phillips 66
1.300%, 02/15/2026	405	389
Pioneer Natural Resources
2.150%, 01/15/2031	660	580
1.900%, 08/15/2030	240	210
1.125%, 01/15/2026	110	106
Range Resources
4.875%, 05/15/2025	120	119
Reliance Industries
3.625%, 01/12/2052 (D)	870	659
2.875%, 01/12/2032 (D)	320	283
Rockies Express Pipeline
4.950%, 07/15/2029 (D)	1,098	1,050
Sabine Pass Liquefaction
5.000%, 03/15/2027	1,650	1,671
Schlumberger Holdings
3.900%, 05/17/2028 (D)	475	470
Shell International Finance BV
4.550%, 08/12/2043	280	264
4.375%, 05/11/2045	350	318
4.125%, 05/11/2035	1,356	1,318
3.250%, 04/06/2050	710	527
2.750%, 04/06/2030	440	409
Southern Natural Gas
8.000%, 03/01/2032	170	200
Southwestern Energy
5.375%, 02/01/2029	20	20
5.375%, 03/15/2030	80	79
4.750%, 02/01/2032	190	182
Targa Resources
4.200%, 02/01/2033	250	237
Targa Resources Partners
5.500%, 03/01/2030	130	132
5.000%, 01/15/2028	100	100
4.875%, 02/01/2031	370	367
4.000%, 01/15/2032	40	38

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
8.375%, 06/15/2032	$1,140	$1,355
2.900%, 03/01/2030 (D)	1,450	1,328
TotalEnergies Capital
5.638%, 04/05/2064	133	139
5.488%, 04/05/2054	264	273
5.425%, 09/10/2064	136	137
5.275%, 09/10/2054	273	273
5.150%, 04/05/2034	264	274
TransCanada PipeLines
4.625%, 03/01/2034	860	849
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	62
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (D)	290	260
Venture Global LNG
7.000%, 01/15/2030 (D)	580	593
Western Midstream Operating
5.300%, 03/01/2048	162	147
5.250%, 02/01/2050	210	190
4.650%, 07/01/2026	40	40
4.500%, 03/01/2028	60	60
4.050%, 02/01/2030	1,200	1,155
3.100%, 02/01/2025	390	387
Williams
7.750%, 06/15/2031	841	959
7.500%, 01/15/2031	100	114
5.750%, 06/24/2044	51	53
5.400%, 03/04/2044	84	83
5.150%, 03/15/2034	680	687
3.750%, 06/15/2027	1,044	1,029

		89,752

Financials — 9.2%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	360	358
Agree
4.800%, 10/01/2032	245	243
AIB Group MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (B)(D)	755	796
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/2035 (B)	615	629
American Express
5.389%, SOFRRATE + 0.970%, 07/28/2027 (B)	3,465	3,534
4.050%, 05/03/2029	530	531
American International Group
3.875%, 01/15/2035	210	197
Aon
6.250%, 09/30/2040	19	21
2.600%, 12/02/2031	2,080	1,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aon North America
5.450%, 03/01/2034	$2,775	$2,914
Apollo Global Management
5.800%, 05/21/2054	402	429
Ares Strategic Income Fund
5.600%, 02/15/2030 (D)	392	389
Arthur J Gallagher
3.050%, 03/09/2052	1,370	908
Athene Global Funding
3.205%, 03/08/2027 (D)	635	609
2.950%, 11/12/2026 (D)	1,350	1,308
1.608%, 06/29/2026 (D)	1,880	1,789
Athene Holding
4.125%, 01/12/2028	605	597
Avolon Holdings Funding
6.375%, 05/04/2028 (D)	680	711
5.750%, 03/01/2029 (D)	680	701
5.750%, 11/15/2029 (D)	1,375	1,419
2.875%, 02/15/2025 (D)	975	965
2.528%, 11/18/2027 (D)	779	727
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	600	689
6.033%, H15T1Y + 1.950%, 03/13/2035 (B)	600	636
Banco Santander
6.938%, 11/07/2033	1,000	1,158
6.607%, 11/07/2028	400	434
6.527%, H15T1Y + 1.650%, 11/07/2027 (B)	400	417
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	198
2.746%, 05/28/2025	1,200	1,182
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/2027 (B)	137	141
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	1,040	1,094
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,155	2,145
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	3,052	2,969
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	530	481
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	1,010	885
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	45	39
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	4,908	4,685
1.658%, SOFRRATE + 0.910%, 03/11/2027 (B)	3,355	3,225

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	$1,209	$1,239
5.000%, 01/21/2044	830	844
4.450%, 03/03/2026	432	433
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	1,140	1,142
4.330%, TSFR3M + 1.782%, 03/15/2050 (B)	260	236
4.250%, 10/22/2026	80	80
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	179	170
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,630	1,416
4.000%, 01/22/2025	1,070	1,067
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	1,900	1,867
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	625	618
3.824%, TSFR3M + 1.837%, 01/20/2028 (B)	631	624
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	1,364	1,339
3.500%, 04/19/2026	780	772
3.093%, TSFR3M + 1.352%, 10/01/2025 (B)	965	965
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	690	618
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	265	246
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	695	630
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	5,495	5,074
1.922%, SOFRRATE + 1.370%, 10/24/2031 (B)	500	431
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	720	695
Bank of Montreal MTN
1.850%, 05/01/2025	880	866
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (B)	800	809
Bank of New York Mellon MTN
1.600%, 04/24/2025	260	256
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(E)	510	503
4.588%, H15T5Y + 2.050%, 05/04/2037 (B)	390	371
1.300%, 06/11/2025	480	470
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	855	889

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	$855	$879
5.088%, US0003M + 3.054%, 06/20/2030 (B)	750	752
4.942%, SOFRRATE + 1.560%, 09/10/2030 (B)	957	965
4.837%, SOFRRATE + 1.340%, 09/10/2028 (B)	688	694
4.375%, 01/12/2026	2,270	2,266
Barclays MTN
4.972%, US0003M + 1.902%, 05/16/2029 (B)	310	314
BBVA Bancomer
5.250%, 09/10/2029 (D)	576	585
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	806
BlackRock Funding
5.350%, 01/08/2055	396	417
5.250%, 03/14/2054	140	145
4.900%, 01/08/2035	546	564
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (B)(D)	1,570	1,695
5.497%, SOFRRATE + 1.590%, 05/20/2030 (B)(D)	1,095	1,135
5.176%, SOFRRATE + 1.520%, 01/09/2030 (B)(D)	845	867
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(D)	1,670	1,705
4.625%, 03/13/2027 (D)	200	199
4.400%, 08/14/2028 (D)	1,087	1,082
3.375%, 01/09/2025 (D)	290	288
2.219%, SOFRRATE + 2.074%, 06/09/2026 (B)(D)	600	589
BNP Paribas MTN
4.375%, USSW5 + 1.483%, 03/01/2033 (B)(D)	400	390
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (B)(D)	1,560	1,583
Canadian Imperial Bank of Commerce
4.631%, SOFRRATE + 1.335%, 09/11/2030 (B)	819	824
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	795	787
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (B)	543	568
5.463%, SOFRRATE + 1.560%, 07/26/2030 (B)	814	836
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (B)	720	770

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	$200	$218
5.875%, 08/24/2026	1,020	1,049
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	1,330	1,389
Chubb INA Holdings
3.350%, 05/03/2026	200	198
3.150%, 03/15/2025	74	73
Chubb INA Holdings MTN
5.000%, 03/15/2034	685	711
CI Financial
3.200%, 12/17/2030	930	788
Citadel
4.875%, 01/15/2027 (D)	660	659
Citibank
5.570%, 04/30/2034	1,760	1,877
5.488%, 12/04/2026	945	972
4.838%, 08/06/2029	1,396	1,429
Citigroup
8.125%, 07/15/2039	625	829
6.675%, 09/13/2043	70	83
6.625%, 06/15/2032	100	111
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	1,032	1,101
5.950%, TSFR3M + 4.167%(B)(E)	590	591
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	291	304
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	1,765	1,780
5.500%, 09/13/2025	690	694
5.300%, 05/06/2044	225	229
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	2,530	2,599
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)	370	373
4.750%, 05/18/2046	100	94
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	340	343
4.650%, 07/30/2045	903	859
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	1,092	1,093
4.450%, 09/29/2027	1,005	1,006
4.412%, SOFRRATE + 3.914%, 03/31/2031 (B)	640	636
4.400%, 06/10/2025	1,080	1,076
4.300%, 11/20/2026	240	240
4.125%, 07/25/2028	210	208
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	81	80
3.980%, TSFR3M + 1.600%, 03/20/2030 (B)	1,860	1,822
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	59	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	$970	$909
3.300%, 04/27/2025	120	119
3.106%, SOFRRATE + 2.842%, 04/08/2026 (B)	350	347
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	715	665
2.666%, SOFRRATE + 1.146%, 01/29/2031 (B)	570	519
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	1,575	1,417
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	2,195	1,929
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	360	312
Citizens Financial Group
5.718%, SOFRRATE + 1.910%, 07/23/2032 (B)	819	849
Constellation Insurance
6.800%, 01/24/2030 (D)	625	629
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,780	1,771
3.758%, H15T1Y + 1.420%, 04/06/2033 (B)(D)	1,790	1,668
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(D)	420	412
Credit Agricole MTN
4.000%, USSW5 + 1.644%, 01/10/2033 (B)(D)	250	241
1.907%, SOFRRATE + 1.676%, 06/16/2026 (B)(D)	400	391
Danske Bank
3.244%, US0003M + 1.591%, 12/20/2025 (B)(D)	220	219
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (B)(D)	250	254
4.375%, 06/12/2028 (D)	200	199
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	730	786
5.414%, 05/10/2029	979	1,017
5.403%, SOFRRATE + 2.050%, 09/11/2035 (B)	551	555
4.999%, SOFRRATE + 1.700%, 09/11/2030 (B)	1,210	1,217
3.742%, SOFRRATE + 2.257%, 01/07/2033 (B)	1,110	971
F&G Global Funding
1.750%, 06/30/2026 (D)	810	768
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,021
7.050%, 07/15/2028 (D)	1,000	1,053

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (B)(D)	$1,650	$1,572
Fifth Third Bancorp
4.895%, SOFRRATE + 1.486%, 09/06/2030 (B)	409	414
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	1,341	1,363
5.283%, SOFRRATE + 0.777%, 03/18/2027 (B)	818	828
Goldman Sachs Capital II
6.045%, TSFR3M + 1.029%(B)(E)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	35
6.250%, 02/01/2041	1,050	1,194
5.330%, SOFRRATE + 1.550%, 07/23/2035 (B)	818	847
5.150%, 05/22/2045	820	820
5.049%, SOFRRATE + 1.210%, 07/23/2030 (B)	1,091	1,119
4.750%, 10/21/2045	370	360
4.250%, 10/21/2025	850	847
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	1,300	1,292
3.814%, TSFR3M + 1.420%, 04/23/2029 (B)	350	343
3.750%, 02/25/2026	345	343
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	380	374
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	170	167
3.500%, 04/01/2025	540	537
3.500%, 11/16/2026	900	886
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	120	96
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	260	198
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	1,305	1,146
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	2,650	2,298
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	5,430	5,146
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	1,150	1,100
Golub Capital Private Credit Fund
5.800%, 09/12/2029 (D)	415	413
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	190	186
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (D)	1,445	1,440
Healthcare Realty Holdings
3.875%, 05/01/2025	15	15

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.400%, 03/15/2030		$170	$148
HSBC Bank USA
7.000%, 01/15/2039		275	327
HSBC Holdings
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)		485	498
5.733%, SOFRRATE + 1.520%, 05/17/2032 (B)		1,610	1,696
5.597%, SOFRRATE + 1.060%, 05/17/2028 (B)		880	905
4.762%, SOFRRATE + 2.530%, 03/29/2033 (B)		420	414
4.755%, SOFRRATE + 2.110%, 06/09/2028 (B)		220	222
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)		260	260
4.375%, 11/23/2026		345	344
4.250%, 08/18/2025		560	557
2.804%, SOFRRATE + 1.187%, 05/24/2032 (B)		365	323
2.357%, SOFRRATE + 1.947%, 08/18/2031 (B)		370	325
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)		2,640	2,590
HSBC USA
5.294%, 03/04/2027		208	213
ILFC E-Capital Trust II
6.815%, TSFR3M + 2.062%, 12/21/2065 (B)(D)		400	319
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	478,000	5,827
Intercontinental Exchange
5.250%, 06/15/2031		$705	741
4.600%, 03/15/2033		710	718
Invitation Homes Operating Partnership
2.000%, 08/15/2031		1,537	1,290
Jackson Financial
3.125%, 11/23/2031		1,405	1,227
Jane Street Group
7.125%, 04/30/2031 (D)		310	329
JPMorgan Chase
8.750%, 09/01/2030		970	1,176
6.060%, TSFR3M + 0.812%, 02/01/2027 (B)		1,590	1,551
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)		3,038	3,274
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)		956	1,003
5.571%, SOFRRATE + 0.930%, 04/22/2028 (B)		1,993	2,055
5.299%, SOFRRATE + 1.450%, 07/24/2029 (B)		1,910	1,976
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)		1,159	1,209

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.979%, SOFRRATE + 0.930%, 07/22/2028 (B)	$682	$695
4.950%, 06/01/2045	70	70
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)	300	301
4.260%, TSFR3M + 1.842%, 02/22/2048 (B)	84	76
4.250%, 10/01/2027	720	725
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	1,705	1,699
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	325	297
3.625%, 12/01/2027	230	227
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	130	96
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	300	276
2.950%, 10/01/2026	377	370
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	650	630
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	855	792
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	1,380	1,214
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	450	409
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	410	389
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	830	817
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	1,285	1,189
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	660	651
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	1,360	1,169
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	4,085	3,913
1.561%, SOFRRATE + 0.605%, 12/10/2025 (B)	2,070	2,054
1.045%, SOFRRATE + 0.800%, 11/19/2026 (B)	1,255	1,206
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	105	100
KKR Group Finance II
5.500%, 02/01/2043 (D)	80	81
Lloyds Banking Group
4.375%, 03/22/2028	390	389
4.344%, 01/09/2048	200	170
Mastercard
4.550%, 01/15/2035	819	823
4.350%, 01/15/2032	955	959
Mercury General
4.400%, 03/15/2027	935	925

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MetLife
6.400%, 12/15/2036	$420	$445
5.700%, 06/15/2035	15	17
MetLife Capital Trust IV
7.875%, 12/15/2037 (D)	800	890
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,955	1,931
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (D)	700	727
5.000%, 01/06/2026 (D)	335	338
3.300%, 03/21/2029 (D)	500	482
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	1,760	1,764
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	400	398
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	380	378
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	1,585	1,657
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	948	985
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	2,037	2,115
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	1,226	1,260
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	770	737
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	3,388	3,639
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	1,795	1,888
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	1,610	1,663
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	705	725
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	10	10
3.971%, US0003M + 1.455%, 07/22/2038 (B)	119	108
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	1,080	1,062
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	1,920	1,844
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	520	476
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	1,145	999
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	105	90
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	1,300	1,280

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	$915	$775
1.164%, SOFRRATE + 0.560%, 10/21/2025 (B)	4,740	4,730
Morgan Stanley Bank
4.968%, SOFRRATE + 0.930%, 07/14/2028 (B)	975	995
4.952%, SOFRRATE + 1.080%, 01/14/2028 (B)	1,428	1,449
Nasdaq
5.550%, 02/15/2034	1,080	1,139
National Securities Clearing
1.500%, 04/23/2025 (D)	330	324
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	735	709
Nationwide Mutual Insurance
7.498%, US0003M + 2.290%, 12/15/2024 (B)(D)	3,735	3,741
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	1,085	1,117
4.892%, US0003M + 1.754%, 05/18/2029 (B)	200	202
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	920	877
New York Life Global Funding
0.950%, 06/24/2025 (D)	340	331
Nordea Bank Abp
4.375%, 09/10/2029 (D)	1,227	1,233
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660%(B)(D)(E)	960	952
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (D)	1,285	1,348
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (D)	606	488
3.625%, 09/30/2059 (D)	580	431
PayPal Holdings
5.150%, 06/01/2034	150	157
PNC Bank
3.875%, 04/10/2025	430	428
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	870	996
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	250	252
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	200	212
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	690	718
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	1,465	1,459
1.250%, 06/23/2025 (D)	160	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prudential Financial MTN
5.625%, 05/12/2041	$10	$10
Royal Bank of Canada MTN
5.150%, 02/01/2034	140	146
4.969%, SOFRRATE + 1.100%, 08/02/2030 (B)	955	980
1.150%, 06/10/2025	460	449
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (B)	1,025	1,075
5.353%, SOFRRATE + 1.940%, 09/06/2030 (B)	955	965
4.500%, 07/17/2025	80	80
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (B)	510	486
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,055	1,003
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	235	228
Shift4 Payments
6.750%, 08/15/2032 (D)	420	439
Societe Generale MTN
7.367%, 01/10/2053 (D)	525	548
2.625%, 01/22/2025 (D)	735	729
State Street
4.530%, SOFRRATE + 1.018%, 02/20/2029 (B)	823	831
3.300%, 12/16/2024	70	70
Sumitomo Mitsui Trust Bank MTN
4.850%, 09/10/2034 (D)	426	431
4.500%, 09/10/2029 (D)	557	560
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	124	148
4.900%, 09/15/2044 (D)	240	229
3.300%, 05/15/2050 (D)	2,455	1,796
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	240	238
2.800%, 03/10/2027	570	553
1.150%, 06/12/2025	460	449
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	470	482
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	275	290
5.435%, SOFRRATE + 1.620%, 01/24/2030 (B)	930	963
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	1,265	1,260
UBS
7.950%, 01/09/2025	1,220	1,229
7.500%, 02/15/2028	1,240	1,362
5.650%, 09/11/2028	649	681

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 06/26/2048	$440	$419
2.950%, 04/09/2025	520	515
UBS MTN
3.700%, 02/21/2025	1,320	1,314
UBS Group
9.250%, H15T5Y + 4.745%(B)(D)(E)	1,030	1,139
9.250%, H15T5Y + 4.758%(B)(D)(E)	230	271
9.016%, SOFRRATE + 5.020%, 11/15/2033 (B)(D)	300	379
7.750%, USISSO05 + 4.160%(B)(D)(E)	220	235
5.699%, H15T1Y + 1.770%, 02/08/2035 (B)(D)	306	323
5.617%, USISSO01 + 1.340%, 09/13/2030 (B)(D)	1,122	1,173
5.379%, USISSO01 + 1.860%, 09/06/2045 (B)(D)	426	436
4.751%, H15T1Y + 1.750%, 05/12/2028 (B)(D)	360	362
4.488%, H15T1Y + 1.550%, 05/12/2026 (B)(D)	320	319
4.282%, 01/09/2028 (D)	625	621
4.253%, 03/23/2028 (D)	350	347
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(D)	1,200	1,172
4.125%, 09/24/2025 (D)	200	199
3.750%, 03/26/2025	1,085	1,079
3.091%, SOFRRATE + 1.730%, 05/14/2032 (B)(D)	444	401
2.746%, H15T1Y + 1.100%, 02/11/2033 (B)(D)	210	182
2.193%, SOFRRATE + 2.044%, 06/05/2026 (B)(D)	1,070	1,050
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	785	837
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	200	214
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	490	513
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	385	408
5.384%, SOFRRATE + 1.560%, 01/23/2030 (B)	580	602
5.100%, SOFRRATE + 1.250%, 07/23/2030 (B)	956	984
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	300	300
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	1,635	1,651
1.450%, 05/12/2025	780	766
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	70	67

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WEA Finance
4.750%, 09/17/2044 (D)	$230	$192
Wells Fargo
7.950%, 11/15/2029	495	569
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	1,066	1,191
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	402	430
6.063%, TSFR3M + 0.762%, 01/15/2027 (B)	1,200	1,182
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	450	467
5.375%, 11/02/2043	340	343
3.000%, 10/23/2026	1,030	1,007
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	1,200	1,180
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	1,594	1,646
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	761	792
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	620	650
5.198%, SOFRRATE + 1.500%, 01/23/2030 (B)	2,667	2,749
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	3,550	3,481
4.900%, 11/17/2045	839	787
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	2,689	2,720
4.750%, 12/07/2046	650	596
4.650%, 11/04/2044	241	220
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	1,880	1,882
4.400%, 06/14/2046	1,270	1,112
4.150%, 01/24/2029	1,010	1,007
3.526%, SOFRRATE + 1.510%, 03/24/2028 (B)	2,075	2,036
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	2,450	2,240
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	195	191
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	20	19
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	75	71
2.164%, TSFR3M + 1.012%, 02/11/2026 (B)	1,165	1,152

		333,815

Health Care — 2.7%
Abbott Laboratories
4.750%, 11/30/2036	260	267

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AbbVie
5.500%, 03/15/2064	$225	$240
5.400%, 03/15/2054	305	323
5.050%, 03/15/2034	1,032	1,078
4.950%, 03/15/2031	657	683
4.875%, 11/14/2048	70	69
4.800%, 03/15/2027	662	675
4.800%, 03/15/2029	1,262	1,299
4.625%, 10/01/2042	38	36
4.550%, 03/15/2035	653	653
4.500%, 05/14/2035	1,364	1,360
4.250%, 11/21/2049	1,970	1,765
4.050%, 11/21/2039	277	256
3.800%, 03/15/2025	460	458
3.600%, 05/14/2025	210	209
3.200%, 11/21/2029	2,146	2,052
2.950%, 11/21/2026	380	372
2.600%, 11/21/2024	1,820	1,814
Aetna
3.875%, 08/15/2047	90	70
Alcon Finance
5.375%, 12/06/2032 (D)	725	758
3.000%, 09/23/2029 (D)	1,975	1,862
2.600%, 05/27/2030 (D)	200	182
Amgen
6.375%, 06/01/2037	910	1,030
5.650%, 03/02/2053	1,754	1,845
5.600%, 03/02/2043	382	401
5.150%, 11/15/2041	332	333
4.663%, 06/15/2051	269	246
4.400%, 05/01/2045	375	337
3.150%, 02/21/2040	190	152
2.770%, 09/01/2053	263	171
2.000%, 01/15/2032	1,515	1,287
AstraZeneca
3.000%, 05/28/2051	137	100
Astrazeneca Finance
5.000%, 02/26/2034	535	559
Bausch Health
7.250%, 05/30/2029 (D)	170	104
6.250%, 02/15/2029 (D)	500	306
5.500%, 11/01/2025 (D)	20	20
Bayer US Finance
6.875%, 11/21/2053 (D)	500	560
6.500%, 11/21/2033 (D)	270	292
3.375%, 10/08/2024 (D)	800	800
Bayer US Finance II
4.875%, 06/25/2048 (D)	1,795	1,556
4.625%, 06/25/2038 (D)	420	382
4.375%, 12/15/2028 (D)	3,688	3,640
Becton Dickinson
5.081%, 06/07/2029	534	552
4.685%, 12/15/2044	264	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.734%, 12/15/2024	$287	$286
3.700%, 06/06/2027	121	119
Bristol-Myers Squibb
5.750%, 02/01/2031	1,105	1,197
5.650%, 02/22/2064	110	117
5.550%, 02/22/2054	160	169
5.200%, 02/22/2034	810	854
5.100%, 02/22/2031	290	304
4.350%, 11/15/2047	51	46
3.400%, 07/26/2029	124	120
Centene
4.625%, 12/15/2029	390	382
4.250%, 12/15/2027	260	255
3.375%, 02/15/2030	230	212
3.000%, 10/15/2030	1,938	1,735
2.625%, 08/01/2031	40	34
Cigna Group
4.900%, 12/15/2048	830	782
4.800%, 08/15/2038	500	487
4.375%, 10/15/2028	810	813
3.400%, 03/01/2027	380	373
3.400%, 03/15/2051	588	430
CommonSpirit Health
4.350%, 11/01/2042	110	98
3.347%, 10/01/2029	245	233
2.782%, 10/01/2030	1,135	1,033
CVS Health
6.050%, 06/01/2054	893	932
5.125%, 07/20/2045	670	624
5.050%, 03/25/2048	2,105	1,921
5.000%, 02/20/2026	1,295	1,304
4.780%, 03/25/2038	565	533
4.300%, 03/25/2028	809	807
4.250%, 04/01/2050	30	24
4.125%, 04/01/2040	160	137
3.875%, 07/20/2025	515	511
3.750%, 04/01/2030	540	518
3.625%, 04/01/2027	140	138
3.250%, 08/15/2029	130	123
2.700%, 08/21/2040	500	355
2.125%, 09/15/2031	370	313
1.875%, 02/28/2031	1,660	1,398
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	56	57
DH Europe Finance II Sarl
2.200%, 11/15/2024	642	640
Elevance Health
5.375%, 06/15/2034	403	424
5.150%, 06/15/2029	577	599
4.625%, 05/15/2042	41	38
4.550%, 05/15/2052	250	223
4.100%, 05/15/2032	270	263
3.650%, 12/01/2027	220	217

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.350%, 12/01/2024	$745	$743
Eli Lilly
5.100%, 02/09/2064	874	893
5.000%, 02/09/2054	80	81
4.700%, 02/09/2034	1,266	1,294
4.600%, 08/14/2034	1,159	1,177
4.200%, 08/14/2029	832	840
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,266
Gilead Sciences
5.650%, 12/01/2041	35	38
4.750%, 03/01/2046	380	364
4.500%, 02/01/2045	10	9
4.000%, 09/01/2036	267	251
3.650%, 03/01/2026	460	456
HCA
5.900%, 06/01/2053	332	346
5.875%, 02/01/2029	410	430
5.625%, 09/01/2028	60	62
5.500%, 06/15/2047	60	60
5.375%, 02/01/2025	160	160
5.375%, 09/01/2026	155	157
5.250%, 04/15/2025	820	821
5.250%, 06/15/2026	650	655
5.250%, 06/15/2049	1,437	1,365
4.500%, 02/15/2027	20	20
4.125%, 06/15/2029	1,403	1,381
3.625%, 03/15/2032	423	391
3.500%, 09/01/2030	1,630	1,536
3.500%, 07/15/2051	672	484
2.375%, 07/15/2031	751	649
Humana
4.950%, 10/01/2044	60	56
4.800%, 03/15/2047	30	27
4.625%, 12/01/2042	170	152
4.500%, 04/01/2025	80	80
3.950%, 03/15/2027	70	69
3.700%, 03/23/2029	3,205	3,119
2.150%, 02/03/2032	130	109
Johnson & Johnson
3.625%, 03/03/2037	260	242
3.400%, 01/15/2038	173	155
Medline Borrower
6.250%, 04/01/2029 (D)	370	381
Merck
2.750%, 12/10/2051	276	187
2.350%, 06/24/2040	553	405
1.450%, 06/24/2030	300	260
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	659
Pfizer
4.000%, 12/15/2036	705	672
2.625%, 04/01/2030	440	408

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.700%, 05/28/2030	$420	$370
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	523	537
5.300%, 05/19/2053	1,222	1,264
4.750%, 05/19/2033	2,178	2,220
Royalty Pharma
1.200%, 09/02/2025	535	518
Solventum
5.900%, 04/30/2054 (D)	660	684
5.600%, 03/23/2034 (D)	830	860
5.450%, 03/13/2031 (D)	630	649
5.400%, 03/01/2029 (D)	630	648
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031	200	229
7.125%, 01/31/2025	390	390
5.125%, 05/09/2029	1,780	1,766
4.750%, 05/09/2027	200	197
3.150%, 10/01/2026	1,580	1,519
UnitedHealth Group
5.875%, 02/15/2053	1,167	1,292
5.800%, 03/15/2036	280	309
5.750%, 07/15/2064	278	300
5.625%, 07/15/2054	141	151
5.500%, 07/15/2044	139	147
5.375%, 04/15/2054	930	967
5.150%, 07/15/2034	2,000	2,087
5.000%, 04/15/2034	460	475
4.625%, 07/15/2035	163	165
4.600%, 04/15/2027	547	557
4.450%, 12/15/2048	90	82
4.250%, 04/15/2047	450	398
4.250%, 06/15/2048	110	97
4.200%, 05/15/2032	290	288
4.000%, 05/15/2029	420	419
3.875%, 12/15/2028	170	169
3.875%, 08/15/2059	360	287
3.700%, 08/15/2049	150	121
3.125%, 05/15/2060	50	34
3.050%, 05/15/2041	124	98
2.300%, 05/15/2031	80	71
2.000%, 05/15/2030	140	125
1.250%, 01/15/2026	170	164
Universal Health Services
1.650%, 09/01/2026	685	649
Wyeth
5.950%, 04/01/2037	470	521

		98,313

Industrials — 2.2%
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (D)	232	205

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AerCap Ireland Capital DAC
6.450%, 04/15/2027	$929	$973
4.950%, 09/10/2034	2,680	2,665
3.500%, 01/15/2025	232	231
3.300%, 01/30/2032	1,590	1,435
3.000%, 10/29/2028	5,245	4,955
2.450%, 10/29/2026	3,530	3,390
1.650%, 10/29/2024	365	364
Air Lease
3.625%, 04/01/2027	221	216
3.625%, 12/01/2027	216	212
3.375%, 07/01/2025	310	306
3.250%, 03/01/2025	1,645	1,632
Air Lease MTN
3.000%, 02/01/2030	1,320	1,217
2.300%, 02/01/2025	355	351
American Airlines
8.500%, 05/15/2029 (D)	350	371
BAE Systems
5.250%, 03/26/2031 (D)	1,185	1,232
Boeing
7.008%, 05/01/2064 (D)	109	120
6.528%, 05/01/2034 (D)	1,086	1,166
6.388%, 05/01/2031 (D)	1,025	1,090
6.298%, 05/01/2029 (D)	1,155	1,215
5.805%, 05/01/2050	1,841	1,779
5.150%, 05/01/2030	90	90
4.875%, 05/01/2025	2,075	2,067
3.750%, 02/01/2050	273	192
3.550%, 03/01/2038	196	152
3.250%, 02/01/2035	120	98
3.200%, 03/01/2029	420	389
3.100%, 05/01/2026	160	155
2.800%, 03/01/2027	190	180
2.700%, 02/01/2027	140	133
2.196%, 02/04/2026	1,120	1,078
Builders FirstSource
4.250%, 02/01/2032 (D)	80	74
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	112
5.400%, 06/01/2041	50	53
5.200%, 04/15/2054	278	287
4.450%, 01/15/2053	106	98
4.150%, 12/15/2048	150	132
4.050%, 06/15/2048	124	108
2.875%, 06/15/2052	120	83
Canadian Pacific Railway
6.125%, 09/15/2115	44	48
Caterpillar Financial Services
4.500%, 01/08/2027	655	664
4.450%, 10/16/2026	546	553
4.375%, 08/16/2029	546	554

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
5.000%, 05/14/2027	$796	$818
4.850%, 02/27/2029	525	543
Cintas No. 2
4.000%, 05/01/2032	1,190	1,167
3.700%, 04/01/2027	400	397
Crowley Conro
4.181%, 08/15/2043	376	351
Deere
3.750%, 04/15/2050	190	162
3.100%, 04/15/2030	100	95
Delta Air Lines
7.375%, 01/15/2026	580	597
4.750%, 10/20/2028 (D)	1,302	1,300
4.500%, 10/20/2025 (D)	204	203
4.375%, 04/19/2028	153	151
2.900%, 10/28/2024	60	60
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,043	2,846
DP World MTN
5.625%, 09/25/2048 (D)	990	990
Eaton
4.150%, 11/02/2042	140	128
Emerson Electric
2.800%, 12/21/2051	280	193
General Dynamics
4.250%, 04/01/2040	330	309
4.250%, 04/01/2050	200	181
General Electric MTN
5.860%, TSFR3M + 0.742%, 08/15/2036 (B)	2,400	2,271
GFL Environmental
6.750%, 01/15/2031 (D)	330	346
Honeywell International
5.000%, 03/01/2035	800	833
Howmet Aerospace
4.850%, 10/15/2031	354	361
John Deere Capital
4.500%, 01/08/2027	916	928
4.500%, 01/16/2029	916	933
John Deere Capital MTN
5.150%, 09/08/2026	908	929
5.100%, 04/11/2034	662	693
5.050%, 06/12/2034	839	876
4.950%, 07/14/2028	208	215
4.900%, 06/11/2027	801	821
4.850%, 06/11/2029	530	548
4.150%, 09/15/2027	522	526
L3Harris Technologies
5.054%, 04/27/2045	180	177
4.854%, 04/27/2035	80	80

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lockheed Martin
5.200%, 02/15/2064	$541	$560
4.800%, 08/15/2034	546	560
4.500%, 05/15/2036	90	90
4.150%, 06/15/2053	1,220	1,075
4.070%, 12/15/2042	91	83
3.900%, 06/15/2032	230	225
Mileage Plus Holdings
6.500%, 06/20/2027 (D)	281	284
Northrop Grumman
5.250%, 05/01/2050	350	357
4.030%, 10/15/2047	192	165
3.250%, 01/15/2028	1,074	1,044
2.930%, 01/15/2025	810	805
Otis Worldwide
3.112%, 02/15/2040	315	253
2.056%, 04/05/2025	220	217
Owens Corning
5.950%, 06/15/2054	242	257
Parker-Hannifin
4.250%, 09/15/2027	760	762
Prime Security Services Borrower
5.750%, 04/15/2026 (D)	320	321
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	2,086
Republic Services
5.000%, 11/15/2029	534	553
3.950%, 05/15/2028	335	333
1.450%, 02/15/2031	1,285	1,077
RR Donnelley & Sons
9.500%, 08/01/2029 (D)	450	454
RTX
6.400%, 03/15/2054	540	638
6.000%, 03/15/2031	410	446
RTX Corp
4.625%, 11/16/2048	51	47
4.500%, 06/01/2042	320	298
4.450%, 11/16/2038	63	60
4.150%, 05/15/2045	59	52
4.125%, 11/16/2028	280	279
3.950%, 08/16/2025	190	189
3.150%, 12/15/2024	200	199
3.030%, 03/15/2052	430	300
2.250%, 07/01/2030	420	377
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	250	240
Spirit Loyalty Cayman
8.000%, 09/20/2025 (D)	375	206
TransDigm
7.125%, 12/01/2031 (D)	330	349
6.625%, 03/01/2032 (D)	220	229
6.375%, 03/01/2029 (D)	200	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Uber Technologies
5.350%, 09/15/2054	$314	$311
4.800%, 09/15/2034	2,324	2,321
Union Pacific
3.839%, 03/20/2060	1,030	823
3.750%, 02/05/2070	230	174
3.250%, 02/05/2050	480	362
2.891%, 04/06/2036	1,595	1,372
2.800%, 02/14/2032	338	308
2.375%, 05/20/2031	249	224
United Airlines
4.625%, 04/15/2029 (D)	510	493
4.375%, 04/15/2026 (D)	300	295
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036	2,053	2,155
United Parcel Service
5.200%, 04/01/2040	240	248
United Rentals North America
6.125%, 03/15/2034 (D)	660	682
4.875%, 01/15/2028	150	149
3.875%, 02/15/2031	920	856
3.750%, 01/15/2032	300	274
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	365	363
Waste Connections
5.000%, 03/01/2034	440	452

		80,991

Information Technology — 1.4%
Adobe
4.950%, 04/04/2034	792	826
Analog Devices
5.300%, 04/01/2054	478	500
5.050%, 04/01/2034	531	556
Apple
3.950%, 08/08/2052	501	441
3.200%, 05/13/2025	64	63
2.650%, 05/11/2050	207	143
2.650%, 02/08/2051	160	110
2.375%, 02/08/2041	190	143
Applied Materials
4.800%, 06/15/2029	267	275
Broadcom
5.150%, 11/15/2031	818	849
5.050%, 07/12/2027	682	697
5.050%, 07/12/2029	955	984
4.926%, 05/15/2037 (D)	1,142	1,141
4.800%, 10/15/2034	2,375	2,373
4.550%, 02/15/2032	653	653
4.150%, 11/15/2030	370	365
3.419%, 04/15/2033 (D)	529	481
3.187%, 11/15/2036 (D)	10	8

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 11/15/2025	$307	$303
3.137%, 11/15/2035 (D)	1,040	889
2.450%, 02/15/2031 (D)	409	362
Cadence Design Systems
4.700%, 09/10/2034	955	961
4.300%, 09/10/2029	1,365	1,370
4.200%, 09/10/2027	491	494
Cisco Systems
5.050%, 02/26/2034	1,050	1,103
CommScope
4.750%, 09/01/2029 (D)	140	118
Dell International
6.020%, 06/15/2026	29	30
Foundry JV Holdco
5.900%, 01/25/2030 (D)	820	849
5.875%, 01/25/2034 (D)	550	560
Global Payments
4.450%, 06/01/2028	1,845	1,838
Hewlett Packard Enterprise
5.000%, 10/15/2034	1,525	1,510
Intel
5.900%, 02/10/2063	365	366
5.700%, 02/10/2053	522	514
5.625%, 02/10/2043	150	149
5.600%, 02/21/2054	260	254
5.125%, 02/10/2030	320	327
5.000%, 02/21/2031	398	404
4.750%, 03/25/2050	170	147
3.050%, 08/12/2051	905	580
2.800%, 08/12/2041	225	157
1.600%, 08/12/2028	540	483
Intuit
5.500%, 09/15/2053	520	559
5.250%, 09/15/2026	649	665
5.200%, 09/15/2033	518	546
5.125%, 09/15/2028	519	541
KLA
4.700%, 02/01/2034	528	539
3.300%, 03/01/2050	214	162
Kyndryl Holdings
2.050%, 10/15/2026	925	879
Mastercard
3.850%, 03/26/2050	80	68
Micron Technology
5.875%, 02/09/2033	240	256
5.375%, 04/15/2028	1,310	1,349
5.300%, 01/15/2031	350	364
Microsoft
3.450%, 08/08/2036	1,030	960
2.921%, 03/17/2052	105	77
NVIDIA
3.700%, 04/01/2060	310	255
2.850%, 04/01/2030	230	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NXP BV
2.700%, 05/01/2025	$280	$276
Open Text
6.900%, 12/01/2027 (D)	304	321
Oracle
6.900%, 11/09/2052	290	350
5.500%, 09/27/2064	269	268
5.375%, 09/27/2054	859	858
4.650%, 05/06/2030	330	336
4.000%, 07/15/2046	454	377
3.950%, 03/25/2051	1,596	1,284
3.900%, 05/15/2035	1,615	1,493
3.800%, 11/15/2037	2,255	1,995
3.600%, 04/01/2040	130	108
3.600%, 04/01/2050	140	107
2.950%, 11/15/2024	315	314
2.950%, 04/01/2030	860	800
2.875%, 03/25/2031	1,040	946
1.650%, 03/25/2026	890	856
PayPal Holdings
2.300%, 06/01/2030	1,685	1,527
1.650%, 06/01/2025	400	393
Prosus
3.832%, 02/08/2051 (D)	320	225
Prosus MTN
4.027%, 08/03/2050 (D)	730	534
3.061%, 07/13/2031 (D)	2,100	1,853
Roper Technologies
1.000%, 09/15/2025	420	407
Salesforce
3.700%, 04/11/2028	670	666
Sprint Capital
8.750%, 03/15/2032	1,435	1,779
Texas Instruments
5.150%, 02/08/2054	264	271
5.000%, 03/14/2053	576	581
4.150%, 05/15/2048	300	267
1.750%, 05/04/2030	290	256
TSMC Global
1.375%, 09/28/2030 (D)	675	572
Visa
4.300%, 12/14/2045	690	643
3.650%, 09/15/2047	235	196
Vontier
1.800%, 04/01/2026	495	474

		53,147

Materials — 0.8%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,392
Anglo American Capital
5.750%, 04/05/2034 (D)	910	950
4.750%, 04/10/2027 (D)	720	723

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 09/11/2027 (D)	$200	$197
ArcelorMittal
7.000%, 10/15/2039	120	136
6.350%, 06/17/2054	458	478
Ball
3.125%, 09/15/2031	370	329
Barrick North America Finance
5.750%, 05/01/2043	290	308
5.700%, 05/30/2041	509	537
Berry Global
5.650%, 01/15/2034 (D)	450	462
1.650%, 01/15/2027	2,985	2,802
BHP Billiton Finance USA
5.000%, 09/30/2043	410	411
4.125%, 02/24/2042	40	36
Celanese US Holdings
6.550%, 11/15/2030	1,836	1,979
6.379%, 07/15/2032	608	650
6.050%, 03/15/2025	345	346
Dow Chemical
5.600%, 02/15/2054	396	409
5.250%, 11/15/2041	25	25
4.800%, 05/15/2049	360	328
DuPont de Nemours
4.493%, 11/15/2025	830	829
First Quantum Minerals
9.375%, 03/01/2029 (D)	200	212
6.875%, 10/15/2027 (D)	220	218
Freeport-McMoRan
5.450%, 03/15/2043	785	788
4.625%, 08/01/2030	180	180
4.550%, 11/14/2024	40	40
Glencore Funding
5.893%, 04/04/2054 (D)	110	115
5.634%, 04/04/2034 (D)	435	454
4.000%, 03/27/2027 (D)	1,200	1,189
3.875%, 10/27/2027 (D)	220	217
International Flavors & Fragrances
5.000%, 09/26/2048	640	589
4.375%, 06/01/2047	230	193
3.468%, 12/01/2050 (D)	55	39
3.268%, 11/15/2040 (D)	535	410
2.300%, 11/01/2030 (D)	1,425	1,250
1.832%, 10/15/2027 (D)	130	121
LYB International Finance III
5.500%, 03/01/2034	564	586
3.625%, 04/01/2051	535	399
MEGlobal BV MTN
4.250%, 11/03/2026 (D)	680	671
Newmont
5.350%, 03/15/2034	386	405
OCP
7.500%, 05/02/2054 (D)	230	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 05/02/2034 (D)	$1,510	$1,621
5.125%, 06/23/2051 (D)	360	293
4.500%, 10/22/2025 (D)	400	396
3.750%, 06/23/2031 (D)	410	367
Orbia Advance
2.875%, 05/11/2031 (D)	780	660
1.875%, 05/11/2026 (D)	820	776
Sonoco Products
5.000%, 09/01/2034	327	322
Southern Copper
5.250%, 11/08/2042	2,620	2,558
Suzano Austria GmbH
3.750%, 01/15/2031	1,280	1,180
Teck Resources
6.250%, 07/15/2041	5	5
6.000%, 08/15/2040	30	31

		30,862

Real Estate — 0.8%
Agree
2.600%, 06/15/2033	111	92
2.000%, 06/15/2028	408	373
American Assets Trust
3.375%, 02/01/2031	1,370	1,191
American Homes 4 Rent
5.500%, 07/15/2034	534	552
4.300%, 04/15/2052	697	577
3.625%, 04/15/2032	1,469	1,358
American Tower
5.650%, 03/15/2033	1,143	1,208
5.550%, 07/15/2033	1,280	1,341
2.700%, 04/15/2031	1,900	1,696
1.875%, 10/15/2030	880	758
AvalonBay Communities MTN
2.450%, 01/15/2031	505	451
Boston Properties
3.400%, 06/21/2029	720	673
Brandywine Operating Partnership
3.950%, 11/15/2027	17	16
Brixmor Operating Partnership
2.500%, 08/16/2031	431	374
Camden Property Trust
2.800%, 05/15/2030	265	245
Crown Castle
5.800%, 03/01/2034	809	858
5.200%, 09/01/2034	544	551
2.900%, 04/01/2041	239	177
2.100%, 04/01/2031	443	379
DOC DR
3.950%, 01/15/2028	30	30
Equinix
3.900%, 04/15/2032	1,715	1,642

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ERP Operating
4.650%, 09/15/2034	$355	$353
Essex Portfolio
5.500%, 04/01/2034	275	286
2.550%, 06/15/2031	232	203
Extra Space Storage
3.900%, 04/01/2029	226	221
2.550%, 06/01/2031	260	226
2.400%, 10/15/2031	525	452
2.200%, 10/15/2030	371	325
GLP Capital
5.375%, 04/15/2026	645	647
5.250%, 06/01/2025	80	80
4.000%, 01/15/2030	68	65
4.000%, 01/15/2031	50	47
Healthcare Realty Holdings
3.625%, 01/15/2028	115	110
3.100%, 02/15/2030	1,010	928
2.050%, 03/15/2031	273	225
Hudson Pacific Properties
4.650%, 04/01/2029	470	390
3.950%, 11/01/2027	1,173	1,060
3.250%, 01/15/2030	15	12
Invitation Homes Operating Partnership
5.500%, 08/15/2033	189	194
4.875%, 02/01/2035	393	388
4.150%, 04/15/2032	589	563
Kimco Realty OP
4.850%, 03/01/2035	355	353
LXP Industrial Trust
6.750%, 11/15/2028	295	316
Mid-America Apartments
5.300%, 02/15/2032	131	136
Realty Income
5.625%, 10/13/2032	198	210
5.125%, 02/15/2034	565	578
4.900%, 07/15/2033	388	392
3.400%, 01/15/2030	270	257
2.850%, 12/15/2032	326	285
2.100%, 03/15/2028	253	235
Regency Centers
5.250%, 01/15/2034	529	546
2.950%, 09/15/2029	617	577
Rexford Industrial Realty
2.150%, 09/01/2031	512	431
Sabra Health Care
3.900%, 10/15/2029	715	677
Service Properties Trust
8.375%, 06/15/2029	350	350
Simon Property Group
4.750%, 09/26/2034	500	496
Store Capital
4.625%, 03/15/2029	288	282

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 03/15/2028	$259	$254
2.750%, 11/18/2030	399	349
2.700%, 12/01/2031	157	134
Sun Communities Operating
4.200%, 04/15/2032	586	554
VICI Properties
4.950%, 02/15/2030	160	161
4.625%, 06/15/2025 (D)	75	75
4.500%, 01/15/2028 (D)	208	205
4.125%, 08/15/2030 (D)	39	37
3.875%, 02/15/2029 (D)	305	292

		29,499

Utilities — 2.2%
AEP Texas
6.650%, 02/15/2033	500	551
AEP Transmission
5.150%, 04/01/2034	2,230	2,311
Alabama Power
3.700%, 12/01/2047	965	780
Alliant Energy Finance
3.600%, 03/01/2032 (D)	300	272
American Electric Power
5.699%, 08/15/2025	875	882
American Transmission Systems
2.650%, 01/15/2032 (D)	1,383	1,215
Baltimore Gas and Electric
2.250%, 06/15/2031	349	307
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	717
Boston Gas
4.487%, 02/15/2042 (D)	35	31
Brooklyn Union Gas
6.415%, 07/18/2054 (D)	1,100	1,199
6.388%, 09/15/2033 (D)	200	218
CenterPoint Energy Houston Electric
5.150%, 03/01/2034	2,200	2,278
3.600%, 03/01/2052	258	200
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	854	884
Cleco Power
6.000%, 12/01/2040	700	735
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	270	228
Consolidated Edison of New York
5.700%, 05/15/2054	267	289
5.500%, 03/15/2034	667	714
5.375%, 05/15/2034	402	427
4.450%, 03/15/2044	805	739
3.950%, 04/01/2050	130	111
3.350%, 04/01/2030	180	173
3.200%, 12/01/2051	79	56

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Constellation Energy Generation
5.600%, 03/01/2028	$935	$976
Consumers 2023 Securitization Funding
5.550%, 03/01/2028	623	630
Consumers Energy
4.700%, 01/15/2030	407	417
DTE Electric
3.650%, 03/01/2052	187	149
2.950%, 03/01/2050	408	288
DTE Energy
5.850%, 06/01/2034	375	402
2.529%, 10/01/2024 (C)	830	830
1.050%, 06/01/2025	1,055	1,030
Duke Energy
3.500%, 06/15/2051	216	160
0.900%, 09/15/2025	705	681
Duke Energy Carolinas
5.400%, 01/15/2054	262	273
5.350%, 01/15/2053	773	798
4.950%, 01/15/2033	1,050	1,082
4.250%, 12/15/2041	878	796
4.000%, 09/30/2042	385	336
3.550%, 03/15/2052	316	243
2.850%, 03/15/2032	434	392
2.550%, 04/15/2031	159	143
Duke Energy Florida
5.875%, 11/15/2033	140	153
3.200%, 01/15/2027	295	290
2.400%, 12/15/2031	348	305
Duke Energy Indiana
4.200%, 03/15/2042	30	26
2.750%, 04/01/2050	280	184
Duke Energy Ohio
5.250%, 04/01/2033	990	1,033
Duke Energy Progress
4.100%, 05/15/2042	425	374
2.500%, 08/15/2050	352	223
Electricite de France
6.000%, 04/22/2064 (D)	840	853
Entergy Arkansas
5.150%, 01/15/2033	524	545
2.650%, 06/15/2051	314	201
Entergy Louisiana
5.150%, 09/15/2034	220	227
Evergy Metro
5.300%, 10/01/2041	100	101
Eversource Energy
5.950%, 02/01/2029	3,520	3,725
5.950%, 07/15/2034	319	343
5.850%, 04/15/2031	531	564
Exelon
5.625%, 06/15/2035	760	807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FirstEnergy
3.900%, 07/15/2027	$940	$930
1.600%, 01/15/2026	180	174
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)	269	276
5.150%, 03/30/2026 (D)	262	264
4.300%, 01/15/2029 (D)	410	408
3.250%, 03/15/2028 (D)	340	327
FirstEnergy Transmission
5.450%, 07/15/2044 (D)	35	35
Florida Power & Light
4.400%, 05/15/2028	1,275	1,290
Indiana Michigan Power
4.550%, 03/15/2046	325	294
Interstate Power and Light
5.700%, 10/15/2033	1,755	1,867
5.450%, 09/30/2054	1,140	1,179
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,809	1,584
KeySpan Gas East
5.994%, 03/06/2033 (D)	55	58
3.586%, 01/18/2052 (D)	2,595	1,886
2.742%, 08/15/2026 (D)	1,025	990
Louisville Gas and Electric
5.450%, 04/15/2033	1,120	1,181
MidAmerican Energy
4.800%, 09/15/2043	830	803
2.700%, 08/01/2052	303	199
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (D)	162	161
Mississippi Power
4.250%, 03/15/2042	178	157
3.100%, 07/30/2051	419	290
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	275	272
NextEra Energy Capital Holdings
6.051%, 03/01/2025	1,095	1,100
5.250%, 03/15/2034	1,015	1,054
NiSource
5.800%, 02/01/2042	149	153
5.350%, 04/01/2034	1,240	1,287
Northern States Power
5.400%, 03/15/2054	211	223
NSTAR Electric
5.400%, 06/01/2034	403	425
Oncor Electric Delivery
5.550%, 06/15/2054 (D)	453	482
Pacific Gas and Electric
6.100%, 01/15/2029	1,540	1,626
5.800%, 05/15/2034	480	507
4.950%, 07/01/2050	1,116	1,015
4.750%, 02/15/2044	118	105

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 06/01/2041	$203	$171
3.950%, 12/01/2047	790	622
3.500%, 08/01/2050	262	190
3.300%, 08/01/2040	60	47
2.500%, 02/01/2031	1,595	1,397
2.100%, 08/01/2027	1,705	1,598
PacifiCorp
2.900%, 06/15/2052	1,330	860
PECO Energy
4.150%, 10/01/2044	900	800
2.850%, 09/15/2051	421	285
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	500	525
Piedmont Natural Gas
5.400%, 06/15/2033	250	262
3.500%, 06/01/2029	736	712
3.350%, 06/01/2050	1,396	1,008
PPL Capital Funding
5.250%, 09/01/2034	274	282
Public Service Electric and Gas MTN
5.125%, 03/15/2053	545	555
2.700%, 05/01/2050	163	110
2.050%, 08/01/2050	98	57
1.900%, 08/15/2031	600	511
Public Service Enterprise Group
5.450%, 04/01/2034	449	468
Public Service of Colorado
5.250%, 04/01/2053	1,090	1,099
Public Service of Oklahoma
3.150%, 08/15/2051	236	164
Southern California Edison
4.125%, 03/01/2048	689	582
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	99	98
Southern California Gas
2.550%, 02/01/2030	900	825
Southern Gas Capital
5.150%, 09/15/2032	500	518
4.400%, 05/30/2047	500	434
Southwestern Electric Power
5.300%, 04/01/2033	925	954
3.250%, 11/01/2051	400	277
1.650%, 03/15/2026	1,575	1,519
Southwestern Public Service
3.750%, 06/15/2049	845	663
Texas Electric Market Stabilization Funding
4.265%, 08/01/2034 (D)	922	922
Union Electric
5.200%, 04/01/2034	1,025	1,071
Virginia Electric and Power
5.550%, 08/15/2054	470	494
5.050%, 08/15/2034	274	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 04/01/2033	$1,041	$1,067
5.000%, 01/15/2034	870	891
4.650%, 08/15/2043	585	551
2.950%, 11/15/2051	349	238
Virginia Power Fuel Securitization
5.088%, 05/01/2027	485	492
Wisconsin Electric Power
1.700%, 06/15/2028	255	234

		81,337

Total Corporate Obligations
(Cost $998,067) ($ Thousands)		977,553

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Bills
4.685%, 10/29/2024 (F)	11,950	11,906
U.S. Treasury Bonds
4.750%, 11/15/2043	5,430	5,857
4.750%, 11/15/2053	11,610	12,824
4.625%, 05/15/2044	11,345	12,024
4.625%, 05/15/2054	11,957	12,970
4.500%, 02/15/2044	620	647
4.375%, 08/15/2043	720	740
4.250%, 02/15/2054 (G)	11,510	11,729
4.250%, 08/15/2054	50,701	51,770
4.125%, 08/15/2044	77,994	77,385
4.125%, 08/15/2053	3,020	3,007
3.875%, 05/15/2043	1,210	1,165
3.625%, 08/31/2029	5,439	5,455
3.625%, 08/15/2043	5,310	4,918
3.625%, 02/15/2044	50	46
3.375%, 11/15/2048	14,638	12,686
3.125%, 08/15/2044	280	239
3.125%, 05/15/2048	9,279	7,707
3.000%, 02/15/2049	2,600	2,105
2.875%, 05/15/2049	3,588	2,832
2.875%, 05/15/2052	5,660	4,433
2.375%, 02/15/2042	5,491	4,277
2.375%, 11/15/2049	9,759	6,937
2.375%, 05/15/2051	12,200	8,607
2.250%, 05/15/2041	12,562	9,736
2.250%, 08/15/2049	5,096	3,530
2.000%, 11/15/2041	37,378	27,482
2.000%, 02/15/2050	1,817	1,184
2.000%, 08/15/2051	6,600	4,251
1.875%, 02/15/2041	8,933	6,550
1.875%, 02/15/2051	2,570	1,610
1.875%, 11/15/2051	8,331	5,190
1.750%, 08/15/2041 (G)	43,832	31,078
1.625%, 11/15/2050	6,820	4,012
1.375%, 11/15/2040	3,313	2,248

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.375%, 08/15/2050	$2,500	$1,377
1.125%, 05/15/2040	869	574
0.000%, 05/15/2049 (A)	5,380	1,891
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2034	10,485	10,741
1.125%, 01/15/2033	2,503	2,415
U.S. Treasury Notes
4.875%, 11/30/2025	5,240	5,297
4.750%, 07/31/2025	40	40
4.625%, 02/28/2026	5,035	5,091
4.625%, 11/15/2026	6,905	7,043
4.500%, 11/30/2024	42	42
4.500%, 05/15/2027	4,355	4,453
4.375%, 07/31/2026	5,170	5,232
4.375%, 07/15/2027	2,975	3,037
4.375%, 08/31/2028	639	657
4.375%, 11/30/2030	870	905
4.250%, 10/15/2025	3,430	3,440
4.250%, 01/31/2026	5,435	5,464
4.250%, 02/28/2031	47,940	49,579
4.125%, 02/15/2027	7,055	7,137
4.125%, 08/31/2030	80	82
4.000%, 07/31/2029	820	835
4.000%, 02/15/2034	410	417
3.875%, 08/15/2034	85,941	86,545
3.750%, 08/31/2026	10,529	10,544
3.750%, 08/15/2027	5,338	5,363
3.750%, 12/31/2028	260	262
3.750%, 08/31/2031	24	24
3.625%, 03/31/2030	1,581	1,582
3.625%, 09/30/2031	15,465	15,436
3.500%, 09/30/2026	65,333	65,152
3.500%, 09/30/2029	188,374	187,815
3.375%, 09/15/2027	54,614	54,337
2.875%, 04/30/2029	2,306	2,238
2.625%, 07/31/2029	11,827	11,327
2.375%, 05/15/2027	10,586	10,265
2.375%, 03/31/2029	586	557
1.875%, 02/28/2027	338	325
1.375%, 10/31/2028	3,346	3,067
1.250%, 04/30/2028	8,069	7,441
1.250%, 06/30/2028	1,482	1,362
1.250%, 08/15/2031	30	26
1.125%, 08/31/2028	4,467	4,069
1.000%, 07/31/2028	8,662	7,867
0.750%, 03/31/2026	1,496	1,431
0.750%, 01/31/2028	2,009	1,832
0.500%, 10/31/2027	1,826	1,663
0.250%, 08/31/2025	16,070	15,526
0.250%, 09/30/2025	2,040	1,966

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 10/31/2025	$1,010	$971

Total U.S. Treasury Obligations
(Cost $986,326) ($ Thousands)		973,879

ASSET-BACKED SECURITIES — 8.7%
Automotive — 1.8%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	336	340
Ally Auto Receivables Trust, Ser 2024-2, Cl A3
4.140%, 07/16/2029	969	969
Ally Auto Receivables Trust, Ser 2024-2, Cl A4
4.140%, 10/15/2030	377	376
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	453	452
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	295	298
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	586	597
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	43	43
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	850	856
Avis Budget Rental Car Funding AESOP, Ser 2024-3A, Cl A
5.230%, 12/20/2030 (D)	480	493
Avis Budget Rental Car Funding AESOP, Ser 2024-3A, Cl C
6.110%, 12/20/2030 (D)	2,400	2,443
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	120	120
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	320	324
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	928	921
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	695	704
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	439	437
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	675	690

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (D)	$190	$192
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (D)	555	561
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	221	221
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	292	295
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	313
Ford Credit Auto Owner Trust, Ser 2023-2, Cl B
5.920%, 02/15/2036 (D)	1,230	1,287
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (D)	1,280	1,332
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	1,286	1,289
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (C)(D)	1,420	1,450
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	417	419
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	264	268
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	479	480
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	419	430
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (D)	680	686
Hertz Vehicle Financing III, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (D)	460	472
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	401	399
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	1,209	1,235
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	1,975	1,994

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A4
4.510%, 11/21/2030	$311	$315
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	221	221
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (D)	663	667
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (D)	632	644
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A3
4.620%, 04/17/2028 (D)	1,820	1,839
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A4
4.650%, 09/15/2028 (D)	641	646
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	550
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	500	495
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	352
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	606
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	342	347
JPMorgan Chase Bank, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	19	18
JPMorgan Chase Bank, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	181	178
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	725
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	586	593
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	436
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A3
5.280%, 12/15/2028	1,295	1,323
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	645	657
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	183	182

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	$318	$317
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	113	113
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	157	157
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	176	176
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	632	643
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/2029	603	606
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	123	123
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (D)	893	901
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (D)	799	809
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (D)	915	931
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/2028 (D)	1,401	1,404
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (D)	365	366
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	2,067	2,088
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	169	172
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (D)	820	824
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (D)	520	527
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	872	881
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	148	150
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (D)	547	560

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	$4,410	$4,316
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	2,920	2,788
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	1,890	1,938
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (D)	3,886	4,040
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	399
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	774	778
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	895	906
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (D)	1,095	1,096
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	1,195	1,205
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	857	866
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (D)	700	706
World Omni Auto Receivables Trust, Ser 2024-B, Cl A3
5.270%, 09/17/2029	1,030	1,056
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	440	441
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	215	215
		66,678

Credit Cards — 0.7%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	785	779
American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/15/2030	337	351

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust, Ser 2024-1, Cl A
5.230%, 04/15/2029	$1,325	$1,365
American Express Credit Account Master Trust, Ser 2024-2, Cl A
5.240%, 04/15/2031	3,920	4,117
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	2,065	2,105
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	320	323
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	3,736	3,811
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	1,622	1,660
CARDS II Trust, Ser 2024-1A, Cl A
5.755%, SOFRRATE + 0.680%, 07/15/2029 (B)(D)	1,735	1,736
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	837	838
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	2,639	2,672
Synchrony Card Funding, Ser 2023-A1, Cl A
5.540%, 07/15/2029	1,382	1,411
Synchrony Card Funding, Ser 2024-A2, Cl A
4.930%, 07/15/2030	199	203
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	1,705	1,741
World Financial Network Credit Card Master Note Trust, Ser 2024-B, Cl A
4.620%, 05/15/2031	544	549
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	267	275
		23,936

Mortgage Related Securities — 0.3%

Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
5.239%, TSFR1M + 0.384%, 02/25/2037 (B)	5,000	4,689
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
6.019%, TSFR1M + 1.164%, 01/25/2034 (B)	358	359
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
5.249%, TSFR1M + 0.394%, 05/25/2037 (B)	5,500	4,619

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
5.644%, TSFR1M + 0.789%, 12/25/2034 (B)	$129	$126
		9,793

Non-Agency Mortgage-Backed Obligations — 1.1%

BAMLL Commercial Mortgage Securities Trust, Ser 200P, Cl A
3.218%, 04/14/2033 (D)	2,000	1,969
BANK5, Ser 5YR7, Cl A3
5.769%, 06/15/2057	276	289
Benchmark Mortgage Trust, Ser V9, Cl A3
5.602%, 08/15/2057	638	664
BMO Mortgage Trust, Ser 5C4, Cl A3
6.526%, 05/15/2057 (B)	549	592
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057 (B)	450	482
BMP, Ser MF23, Cl D
7.711%, TSFR1M + 2.390%, 06/15/2041 (B)(D)	780	777
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/2064 (C)(D)	1,548	1,564
BX Commercial Mortgage Trust, Ser AIRC, Cl A
6.788%, TSFR1M + 1.691%, 08/15/2039 (B)(D)	140	140
BX Commercial Mortgage Trust, Ser BIO2, Cl D
7.970%, 08/13/2041 (B)(D)	560	564
BX Commercial Mortgage Trust, Ser XL5, Cl A
6.488%, TSFR1M + 1.392%, 03/15/2041 (B)(D)	666	666
Chase Home Lending Mortgage Trust Series, Ser 2024-3, Cl A4
6.000%, 02/25/2055 (B)(D)	1,101	1,114
Chase Home Lending Mortgage Trust Series, Ser 2024-7, Cl A4
6.000%, 06/25/2055 (B)(D)	1,154	1,166
Chase Mortgage Finance, Ser 2016-SH2, Cl M4
3.750%, 12/25/2045 (B)(D)	642	591
COLT 2024-4 Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069 (C)(D)	1,807	1,831
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.830%, SOFR30A + 1.550%, 10/25/2041 (B)(D)	1,882	1,890

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
8.430%, SOFR30A + 3.150%, 12/25/2041 (B)(D)	$460	$475
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M2
9.013%, SOFR30A + 3.750%, 12/25/2042 (B)(D)	460	493
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M2
8.363%, SOFR30A + 3.100%, 06/25/2043 (B)(D)	1,570	1,646
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061 (C)(D)	2,419	2,356
Houston Galleria Mall Trust, Ser HGLR, Cl A1A2
3.087%, 03/05/2037 (D)	3,400	3,357
JP Morgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051 (B)(D)	6,821	5,749
KIND Trust, Ser KIND, Cl A
6.165%, TSFR1M + 1.064%, 08/15/2038 (B)(D)	724	712
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054 (B)(D)	1,715	1,743
NRTH Mortgage Trust, Ser PARK, Cl A
6.941%, TSFR1M + 1.641%, 03/15/2039 (B)(D)	3,350	3,352
NYC Trust, Ser 3ELV, Cl A
7.088%, TSFR1M + 1.991%, 08/15/2029 (B)(D)	560	562
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064 (C)(D)	960	970
ONNI Commerical Mortgage Trust, Ser APT, Cl A
5.753%, 07/15/2039 (B)(D)	1,470	1,503
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054 (B)(D)	194	196
SREIT Trust, Ser MFP2, Cl A
6.033%, TSFR1M + 0.936%, 11/15/2036 (B)(D)	1,880	1,868
Verus Securitization Trust, Ser 2024-6, Cl A3
6.154%, 07/25/2069 (C)(D)	460	465
Wells Fargo Commercial Mortgage Trust, Ser C63, Cl A5
5.309%, 08/15/2057	640	673
		40,419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 4.8%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
6.495%, SOFR30A + 1.214%, 12/27/2044 (B)(D)	$639	$631
ACRES Commercial Realty, Ser 2021-FL1, Cl A
6.397%, TSFR1M + 1.314%, 06/15/2036 (B)(D)	1,393	1,385
AIMCO CLO 22, Ser 2024-22A, Cl A
6.827%, TSFR3M + 1.500%, 04/19/2037 (B)(D)	1,330	1,334
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	1,796	1,781
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.213%, TSFR3M + 1.912%, 01/15/2032 (B)(D)	1,100	1,100
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (D)	1,790	1,874
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
6.281%, TSFR1M + 1.184%, 08/15/2034 (B)(D)	1,668	1,661
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
7.051%, TSFR3M + 1.750%, 10/15/2036 (B)(D)	1,280	1,287
Barings CLO, Ser 2024-4A, Cl A1R
6.451%, TSFR3M + 1.150%, 10/15/2030 (B)(D)	3,037	3,038
Birch Grove CLO 4, Ser 2024-4A, Cl A1R
6.781%, TSFR3M + 1.480%, 07/15/2037 (B)(D)	750	750
Birch Grove CLO 7, Ser 2023-7A, Cl A1
7.082%, TSFR3M + 1.800%, 10/20/2036 (B)(D)	790	796
BSL CLO 4, Ser 2023-4A, Cl A
7.282%, TSFR3M + 2.000%, 04/20/2036 (B)(D)	790	795
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
5.219%, TSFR1M + 0.364%, 04/25/2036 (B)	2,526	2,313
CarVal CLO XI C, Ser 2024-3A, Cl A1
5.961%, TSFR3M + 1.390%, 10/20/2037 (B)(D)	1,770	1,772
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
7.146%, TSFR3M + 1.862%, 10/25/2034 (B)(D)	3,000	2,997
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.855%, 11/25/2034 (C)	20	20

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2021-7A, Cl A1
6.675%, TSFR3M + 1.392%, 01/23/2035 (B)(D)	$3,500	$3,503
CIT Education Loan Trust, Ser 2007-1, Cl A
5.701%, SOFR90A + 0.352%, 03/25/2042 (B)(D)	479	467
Clover CLO, Ser 2024-1A, Cl A1RR
6.833%, TSFR3M + 1.530%, 04/20/2037 (B)(D)	3,000	3,005
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	570	567
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,255	1,267
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	587	534
College Avenue Student Loans, Ser 2017-A, Cl A1
6.619%, TSFR1M + 1.764%, 11/26/2046 (B)(D)	222	222
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	156	150
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	304	286
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	277	248
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
5.469%, TSFR1M + 0.614%, 10/25/2034 (B)	250	247
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
5.509%, TSFR1M + 0.654%, 12/25/2034 (B)	174	170
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
5.769%, TSFR1M + 0.914%, 10/25/2047 (B)	1,005	944
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.351%, TSFR1M + 0.254%, 07/15/2036 (B)	134	124
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
6.319%, TSFR1M + 1.464%, 08/25/2047 (B)	5,062	4,735
CyrusOne Data Centers Issuer I, Ser 2024-1A, Cl A2
4.760%, 03/22/2049 (D)	3,000	2,912
DB Master Finance, Ser 2019-1A, Cl A23
4.352%, 05/20/2049 (D)	485	473

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (D)	$868	$777
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	300	307
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (D)	885	909
DLLMT, Ser 2024-1A, Cl A4
4.980%, 04/20/2032 (D)	490	498
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/2027 (D)	285	287
Dryden 55 CLO, Ser 2018-55A, Cl A1
6.583%, TSFR3M + 1.282%, 04/15/2031 (B)(D)	463	463
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.463%, TSFR3M + 1.162%, 04/15/2029 (B)(D)	667	668
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	508	510
Elevation CLO, Ser 2021-13A, Cl A1
6.753%, TSFR3M + 1.452%, 07/15/2034 (B)(D)	530	529
Elmwood CLO 29, Ser 2024-5A, Cl AR1
6.841%, TSFR3M + 1.520%, 04/20/2037 (B)(D)	760	764
Elmwood CLO I, Ser 2024-1A, Cl A1RR
6.802%, TSFR3M + 1.520%, 04/20/2037 (B)(D)	550	553
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
5.969%, TSFR1M + 1.114%, 08/25/2034 (B)	201	184
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	198	191
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,844
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.629%, TSFR1M + 0.774%, 01/25/2036 (B)	3,200	3,064
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.614%, TSFR3M + 1.332%, 04/20/2034 (B)(D)	660	660
GSAMP Trust, Ser 2003-SEA, Cl A1
5.769%, TSFR1M + 0.914%, 02/25/2033 (B)	198	196
GSAMP Trust, Ser 2005-WMC3, Cl A2C
5.629%, TSFR1M + 0.774%, 12/25/2035 (B)	3,869	3,782

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE3, Cl A2D
5.469%, TSFR1M + 0.614%, 05/25/2046 (B)	$3,628	$3,447
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	961	834
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	301	292
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (D)	570	575
HPS Loan Management, Ser 2022-19, Cl A1R
6.602%, TSFR3M + 1.320%, 01/22/2035 (B)(D)	400	400
Invitation Homes Trust, Ser 2024-SFR1, Cl A
4.000%, 09/17/2041 (D)	1,580	1,534
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	606	583
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	800	739
John Deere Owner Trust, Ser 2024-A, Cl A3
4.960%, 11/15/2028	1,425	1,449
Kings Park CLO, Ser 2021-1A, Cl A
6.674%, TSFR3M + 1.392%, 01/21/2035 (B)(D)	400	400
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (D)	875	801
M&T Equipment Notes, Ser 2024-1A, Cl A4
4.940%, 08/18/2031 (D)	470	476
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
6.459%, TSFR3M + 1.180%, 10/18/2030 (B)(D)	2,516	2,519
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
6.894%, TSFR3M + 1.612%, 04/20/2030 (B)(D)	1,550	1,550
Magnetite XII, Ser 2024-12A, Cl AR4
6.451%, TSFR3M + 1.150%, 10/15/2031 (B)(D)	1,952	1,953
MF1, Ser 2020-FL4, Cl A
6.897%, TSFR1M + 1.814%, 12/15/2035 (B)(D)	266	266
MF1, Ser 2021-FL7, Cl A
6.209%, TSFR1M + 1.194%, 10/16/2036 (B)(D)	403	401
MF1, Ser 2022-FL8, Cl A
6.315%, TSFR1M + 1.350%, 02/19/2037 (B)(D)	2,305	2,291
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	585	582

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.060%, 02/26/2029 (B)(D)	$539	$495
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	130	123
MVW, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (D)	431	446
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
6.811%, TSFR1M + 1.714%, 10/15/2031 (B)(D)	120	120
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.361%, TSFR1M + 2.264%, 12/15/2045 (B)(D)	95	96
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	102	101
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	842	833
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	256	252
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	469	459
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	753	732
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	1,120	1,073
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	99	93
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	696	645
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	1,107	1,006
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	188	170
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	798	719
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,645	1,454
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	727	647

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	$173	$155
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	533	486
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.905%, SOFR30A + 0.624%, 06/25/2031 (B)	1,172	1,158
Navient Student Loan Trust, Ser 2016-2A, Cl A3
6.895%, SOFR30A + 1.614%, 06/25/2065 (B)(D)	789	800
Navient Student Loan Trust, Ser 2017-1A, Cl A3
6.545%, SOFR30A + 1.264%, 07/26/2066 (B)(D)	584	585
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	192	188
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	691	624
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	258	267
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.801%, SOFR90A + 0.442%, 10/27/2036 (B)	192	191
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.781%, SOFR90A + 0.422%, 01/25/2037 (B)	255	254
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.731%, SOFR90A + 0.372%, 10/25/2033 (B)	1,199	1,187
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.733%, SOFR90A + 0.362%, 03/23/2037 (B)	943	935
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.753%, SOFR90A + 0.382%, 12/24/2035 (B)	902	895
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.813%, SOFR90A + 0.442%, 03/22/2032 (B)	164	159
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	313	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	$608	$564
Neuberger Berman CLO XX, Ser 2021-20A, Cl ARR
6.723%, TSFR3M + 1.422%, 07/15/2034 (B)(D)	530	530
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (D)	1,030	988
Octagon 53, Ser 2021-1A, Cl A
6.593%, TSFR3M + 1.292%, 04/15/2034 (B)(D)	3,750	3,749
Octagon 66, Ser 2023-1A, Cl A1R
6.846%, TSFR3M + 1.750%, 11/16/2036 (B)(D)	1,350	1,359
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.513%, TSFR3M + 1.212%, 07/15/2029 (B)(D)	394	394
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	345	347
Octane Receivables Trust, Ser 2024-2A, Cl A2
5.800%, 07/20/2032 (D)	510	517
Owl Rock CLO III, Ser 2024-3A, Cl AR
7.149%, TSFR3M + 1.850%, 04/20/2036 (B)(D)	1,180	1,185
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
6.701%, TSFR3M + 1.400%, 04/15/2031 (B)(D)	2,270	2,271
Park Blue CLO, Ser 2024-2A, Cl A1R
6.702%, TSFR3M + 1.420%, 07/20/2037 (B)(D)	1,410	1,410
Rad CLO 22, Ser 2023-22A, Cl A1
7.112%, TSFR3M + 1.830%, 01/20/2037 (B)(D)	1,580	1,592
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	429	420
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	726	688
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	424	422
SBA Small Business Investment, Ser 2024-10B, Cl 1
4.380%, 09/10/2034	650	649
Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
6.963%, TSFR3M + 1.662%, 04/15/2031 (B)(D)	26	26

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	$161	$155
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
5.518%, TSFR3M + 0.572%, 12/15/2038 (B)	608	599
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.831%, SOFR90A + 1.462%, 12/15/2033 (B)(D)	1,055	1,042
SLM Student Loan Trust, Ser 2005-4, Cl A4
5.791%, SOFR90A + 0.432%, 07/25/2040 (B)	2,195	2,164
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.781%, SOFR90A + 0.422%, 01/25/2041 (B)	1,426	1,381
SLM Student Loan Trust, Ser 2007-7, Cl B
6.371%, SOFR90A + 1.012%, 10/27/2070 (B)	1,050	1,050
SLM Student Loan Trust, Ser 2008-2, Cl B
6.821%, SOFR90A + 1.462%, 01/25/2083 (B)	685	704
SLM Student Loan Trust, Ser 2008-3, Cl B
6.821%, SOFR90A + 1.462%, 04/26/2083 (B)	685	699
SLM Student Loan Trust, Ser 2008-4, Cl A4
7.271%, SOFR90A + 1.912%, 07/25/2022 (B)	250	250
SLM Student Loan Trust, Ser 2008-4, Cl B
7.471%, SOFR90A + 2.112%, 04/25/2073 (B)	685	711
SLM Student Loan Trust, Ser 2008-5, Cl A4
7.321%, SOFR90A + 1.962%, 07/25/2023 (B)	40	40
SLM Student Loan Trust, Ser 2008-5, Cl B
7.471%, SOFR90A + 2.112%, 07/25/2073 (B)	685	700
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.721%, SOFR90A + 1.362%, 07/25/2023 (B)	1,494	1,489
SLM Student Loan Trust, Ser 2008-6, Cl B
7.471%, SOFR90A + 2.112%, 07/26/2083 (B)	685	701
SLM Student Loan Trust, Ser 2008-7, Cl B
7.471%, SOFR90A + 2.112%, 07/26/2083 (B)	685	695
SLM Student Loan Trust, Ser 2018-9, Cl A7A
6.221%, SOFR90A + 0.862%, 01/25/2041 (B)	1,143	1,132
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.300%, SOFR90A + 0.931%, 12/17/2068 (B)(D)	554	551

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	$35	$35
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.311%, TSFR1M + 1.214%, 09/15/2034 (B)(D)	30	30
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	771	718
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	334	306
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	974	877
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,267	1,176
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	816	755
SMB Private Education Loan Trust, Ser 2024-D, Cl A1A
5.380%, 07/15/2053 (D)	278	285
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (D)	730	740
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	4	4
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	64	60
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	560	493
South Carolina Student Loan, Ser 2015-A, Cl A
6.469%, TSFR1M + 1.614%, 01/25/2036 (B)	352	352
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (D)	2,775	2,651
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.519%, TSFR1M + 0.664%, 09/25/2034 (B)	295	283
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.389%, TSFR1M + 0.534%, 02/25/2037 (B)	1,642	1,607

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Symphony CLO 40, Ser 2023-40A, Cl A1
6.941%, TSFR3M + 1.640%, 01/14/2034 (B)(D)	$1,530	$1,533
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	684	684
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (D)	873	886
Trestles CLO IV, Ser 2021-4A, Cl B1
7.244%, TSFR3M + 1.962%, 07/21/2034 (B)(D)	3,445	3,452
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	134	126
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	242	218
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	463	449
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	681	663
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	472	485
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (D)	370	382
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	806	800
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	388	385
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	2,664	2,671
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	434	434
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	1,987	2,017
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (D)	2,530	2,639
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,410	1,454
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	2,142	2,158
Verizon Master Trust, Ser 2024-2, Cl A
4.830%, 12/22/2031 (D)	745	762
Verizon Master Trust, Ser 2024-6, Cl A1A
4.170%, 08/20/2030	2,698	2,702
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (D)	3,308	3,303
Voya CLO, Ser 2024-3A, Cl A1R2
6.429%, TSFR3M + 1.150%, 10/18/2031 (B)(D)	2,371	2,372

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.259%, TSFR1M + 0.404%, 07/25/2036 (B)		$2,910	$2,893
WISE CLO, Ser 2023-2A, Cl A
7.101%, TSFR3M + 1.800%, 01/15/2037 (B)(D)		460	464
			173,782

Total Asset-Backed Securities
(Cost $312,974) ($ Thousands)			314,608

SOVEREIGN DEBT — 0.9%

Argentine Republic Government International Bond
3.500%, 07/09/2041(C)		1,460	665
1.000%, 07/09/2029		203	132
0.750%, 07/09/2030(C)		732	443
Bank Gospodarstwa Krajowego
6.250%, 07/09/2054(D)		496	535
Brazil Letras do Tesouro Nacional
0.000%, 01/01/2026(A)	BRL	3,484	553
Brazilian Government International Bond
4.750%, 01/14/2050		$740	565
Colombia Government International Bond
5.625%, 02/26/2044		660	531
5.000%, 06/15/2045		830	611
4.125%, 02/22/2042		680	468
3.250%, 04/22/2032		970	781
Export Finance & Insurance
4.625%, 10/26/2027(D)		879	902
Export-Import Bank of India
3.375%, 08/05/2026(D)		350	344
Israel Government International Bond
5.500%, 03/12/2034		802	804
4.500%, 01/17/2033		651	612
3.875%, 07/03/2050		282	206
3.375%, 01/15/2050		280	190
2.750%, 07/03/2030		470	412
Kenya Government International Bond
7.250%, 02/28/2028(D)		200	192
6.300%, 01/23/2034(D)		960	785
Mexico Government International Bond
6.050%, 01/11/2040		1,210	1,222
4.750%, 04/27/2032		298	286
4.750%, 03/08/2044		10,244	8,664
4.600%, 01/23/2046		528	430
4.600%, 02/10/2048		339	273
3.750%, 01/11/2028		390	380
3.500%, 02/12/2034		1,441	1,226
3.250%, 04/16/2030		313	287
2.659%, 05/24/2031		6,537	5,612

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Nigeria Government International Bond
7.143%, 02/23/2030(D)	$240	$218
6.500%, 11/28/2027(D)	220	206
Oriental Republic of Uruguay
5.250%, 09/10/2060	409	409
Paraguay Government International Bond
5.400%, 03/30/2050(D)	342	319
Peruvian Government International Bond
5.625%, 11/18/2050	340	350
5.375%, 02/08/2035	680	697
2.780%, 12/01/2060	430	259
Provincia de Buenos Aires Government Bond MTN
6.625%, 09/01/2037(C)(D)	3,068	1,457
Republic of Kenya Government International Bond
9.750%, 02/16/2031(D)	200	202

Total Sovereign Debt
(Cost $35,297) ($ Thousands)		32,228

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FHLB
1.500%, 09/30/2031(C)	1,065	955
FHLMC MTN
0.000%, 12/14/2029(A)	1,213	998
FNMA
5.500%, 11/15/2054	5,300	5,363
0.000%, 11/15/2030(A)	3,564	2,810
Resolution Funding Interest
0.000%, 01/15/2030(A)	905	739
Resolution Funding Principal
0.000%, 04/15/2030(A)	1,660	1,340

Total U.S. Government Agency Obligations
(Cost $13,036) ($ Thousands)		12,205

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	635	516
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	526
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	740	533

		1,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	$728	$868

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	466
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	779
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	300	260
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	325	340
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	417
5.289%, 03/15/2033	850	865

		3,127

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	410

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	197
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	750

		947

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	300

Total Municipal Bonds
(Cost $7,988) ($ Thousands)		7,227

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 0.2%

Allied Universal Holdco, LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.097%, CME Term SOFR + 3.750%, 05/12/2028 (B)	$3	$3
Athena Health Group, Initial Term Loan
8.497%, 02/15/2029 (B)	851	844
Avolon TLB
6.961%, 06/22/2028	123	123
Boost Newco Borrower, LLC, Term B-1 Loan, 1st Lien
7.104%, 01/31/2031 (B)	532	532
Citadel Securities, LP, Term Loan, 1st Lien
7.497%, 07/29/2030 (B)	1	1
Cotiviti, Inc, Initial Floating Rate Term Loan, 1st Lien
8.451%, 05/01/2031 (B)(H)	1,470	1,468
Gainwell Acquisition, Corp, Term B Loan, 1st Lien
8.704%, CME Term SOFR + 4.000%, 10/01/2027 (B)(H)	1,312	1,246
Project Sky, Term Loan, 1st Lien
9.248%, 10/08/2028 (B)	244	237

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sotera Health Holdings, LLC, Term B Loan, 1st Lien
8.095%, 05/30/2031	$800	$797

Total Loan Participations
(Cost $5,317) ($ Thousands)		5,251

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	37,735,685	37,736
Total Cash Equivalent
(Cost $37,736) ($ Thousands)		37,736

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $82) ($ Thousands)		80

Total Investments in Securities — 104.5%
(Cost $3,870,919) ($ Thousands)		$3,807,896

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $1,272) ($ Thousands)		$(1,247)

A list of open exchange traded options contracts for the Fund at September 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
October 2024, U.S. 6-7 Year Future Option	300	$34,050	$113.50	10/19/2024	$28

Call Options		–			–
October 2024, U.S. 6-7 Year Future Option	300	34,500	115.00	10/19/2024	52

Total Purchased Options		$68,550			$80
WRITTEN OPTIONS — (0.0)%
Put Options
December 2024, U.S. 10 Year Future Option	(200)	$(22,700)	113.50	11/16/2024	$(166)
December 2024, U.S. 5 Year Future Option	(133)	(14,564)	109.50	11/16/2024	(81)
October 2024, U.S. 6-7 Year Future Option	(100)	(11,425)	114.25	10/19/2024	(37)
December 2024, U.S. Bond Future Option	(82)	(10,004)	122.00	11/16/2024	(118)

		(58,693)			(402)

Call Options
December 2024, 3 Month SOFR OPT Dec24C 97.13	(102)	(24,767)	97.13	12/21/2024	(3)
June 2025, 3 Month SOFR OPT Jun25C 97	(691)	(167,567)	97.00	06/21/2025	(484)
December 2024, U.S. 10 Year Future Option	(200)	(22,900)	114.50	11/16/2024	(215)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
October 2024, U.S. 6-7 Year Future Option	(100)	$(11,425)	$114.25	10/19/2024	$(44)
December 2024, U.S. Bond Future Option	(82)	(10,414)	127.00	11/16/2024	(99)

		(237,073)			(845)

Total Written Options		$(295,766)			$(1,247)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	577	Mar-2026	$138,779	$139,923	$1,144
U.S. 2-Year Treasury Note	2,239	Dec-2024	464,958	466,254	1,296
U.S. 5-Year Treasury Note	1,060	Dec-2024	116,121	116,476	355
U.S. 10-Year Treasury Note	1,757	Dec-2024	200,758	200,792	34
U.S. 10-Year Treasury Note	96	Dec-2024	10,973	10,971	(2)
U.S. Long Treasury Bond	315	Dec-2024	39,349	39,119	(230)
U.S. Ultra Long Treasury Bond	174	Dec-2024	23,310	23,158	(152)
Ultra 10-Year U.S. Treasury Note	18	Dec-2024	2,123	2,129	6
			996,371	998,822	2,451
Short Contracts
U.S. 5-Year Treasury Note	(49)	Dec-2024	$(5,390)	$(5,384)	$6
U.S. Long Treasury Bond	(190)	Dec-2024	(23,596)	(23,595)	1
Ultra 10-Year U.S. Treasury Note	(782)	Dec-2024	(92,433)	(92,508)	(75)
			(121,419)	(121,487)	(68)
			$874,952	$877,335	$2,383

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/18/24	USD	1,198	CHF	1,010	$2
BNP Paribas	10/18/24	CHF	1,670	USD	1,953	(31)
BNP Paribas	10/18/24	USD	3,761	NOK	41,420	173
BNP Paribas	10/18/24	EUR	6,283	USD	6,833	(184)
BNP Paribas	10/18/24	NOK	9,090	USD	850	(13)
Citigroup	10/02/24	USD	2,323	BRL	13,000	64
Citigroup	10/18/24	USD	927	INR	77,630	(1)
Citigroup	10/18/24	USD	4,956	CNH	34,990	51
Citigroup	10/18/24	USD	4,027	EUR	3,620	16
Citigroup	10/18/24	USD	1,977	EUR	1,770	(1)
Citigroup	10/18/24	AUD	6,290	USD	4,250	(114)
Citigroup	10/18/24	EUR	6,330	USD	6,926	(144)
Citigroup	10/18/24	USD	10,588	JPY	1,641,276	919
Citigroup	10/18/24	USD	11,445	AUD	17,119	434
Citigroup	10/18/24	CNH	136,362	USD	19,059	(458)
Citigroup	10/18/24	JPY	956,340	USD	6,198	(507)
Goldman Sachs	10/02/24	USD	14,380	BRL	79,280	178
Goldman Sachs	10/02/24	BRL	92,280	USD	16,843	(103)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	10/18/24	USD	1,794	NOK	19,753	$83
Goldman Sachs	10/18/24	AUD	3,960	USD	2,673	(75)
Goldman Sachs	10/18/24	USD	1,829	CHF	1,540	1
Goldman Sachs	10/18/24	USD	2,627	CHF	2,210	(1)
Goldman Sachs	10/18/24	GBP	7,104	USD	9,133	(394)
Goldman Sachs	10/18/24	CHF	10,370	USD	11,707	(616)
Goldman Sachs	10/18/24	NOK	52,080	USD	4,863	(84)
Goldman Sachs	11/04/24	USD	16,782	BRL	92,280	95
						$(710)

A list of the open OTC swap agreements held by the Fund at September 30, 2024, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup Global Markets	1D OVERNIGHT BRAZIL INTERBANK DEPOSIT (CETIP)	10.2375%	Annual	01/02/2029	BRL	70,430	$(677)	$–	$(677)

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.2%	Secured Overnight Financing Rate - SOFR	Annual	04/30/2031	USD	80,113	$(4,373)	$(1,141)	$(3,232)
FIXED 3.52%	Secured Overnight Financing Rate - SOFR	Annual	12/20/2053	USD	7,131	(272)	–	(272)
3.15%	Secured Overnight Financing Rate - SOFR	Annual	05/15/2048	USD	11,954	474	1,249	(775)
						$(4,171)	$108	$(4,279)

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4312	5.00%	Quarterly	12/20/2029	$2,121	$(154)	$(156)	$2

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-NA.IG.4312	1.00%	Quarterly	12/20/2029	$153,927	$3,421	$3,478	$(57)

	**	The rate reported is the 7-day effective yield as of September 30, 2024.
	†	Investment in Affiliated Security (see Note 6).
Percentages are based on Net Assets of $3,643,395 ($ Thousands).	(A)	Zero coupon security.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Concluded)

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $483,635 ($ Thousands), representing 13.3% of the Net Assets of the Fund.

(E)	Perpetual security with no stated maturity date.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of September 30, 2024 was $1,771 ($ Thousands).
(H)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,447,129	–	1,447,129
Corporate Obligations	–	977,553	–	977,553
U.S. Treasury Obligations	–	973,879	–	973,879
Asset-Backed Securities	–	314,608	–	314,608
Sovereign Debt	–	32,228	–	32,228
U.S. Government Agency Obligations	–	12,205	–	12,205
Municipal Bonds	–	7,227	–	7,227
Loan Participations	–	5,251	–	5,251
Cash Equivalent	37,736	–	–	37,736
Purchased Options	80	–	–	80
Total Investments in Securities	37,816	3,770,080	–	3,807,896

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1,247)	–	–	(1,247)
Futures Contracts*
Unrealized Appreciation	–	2,842	–	2,842
Unrealized Depreciation	–	(459)	–	(459)
Forward Contracts*
Unrealized Appreciation	–	2,016	–	2,016
Unrealized Depreciation	–	(2,726)	–	(2,726)
OTC Swap
Interest Rate Swap*
Unrealized Depreciation	–	(677)	–	(677)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	(4,279)	–	(4,279)
Credit Default Swaps*
Unrealized Appreciation	–	2	–	2
Unrealized Depreciation	–	(57)	–	(57)
Total Other Financial Instruments	(1,247)	(3,338)	–	(4,585)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Core Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$53,339	$748,169	$(801,296)	$(141)	$(71)	$—	$312	$—
SEI Daily Income Trust, Government Fund, Institutional Class	241,390	3,743,640	(3,947,294)	—	—	37,736	5,221	—
Totals	$294,729	$4,491,809	$(4,748,590)	$(141)	$(71)	$37,736	$5,533	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 77.1%
Communication Services — 11.5%
Altice Financing
5.750%, 08/15/2029 (A)	$1,979	$1,590
5.000%, 01/15/2028 (A)	3,791	3,207
Altice France
8.125%, 02/01/2027 (A)	380	311
5.500%, 01/15/2028 (A)	1,086	790
5.500%, 10/15/2029 (A)	937	656
5.125%, 07/15/2029 (A)	2,326	1,635
Altice France Holding
10.500%, 05/15/2027 (A)	1,101	380
AMC Entertainment Holdings
10.000% cash/0% PIK, 06/15/2026 (A)	384	384
AMC Networks
10.250%, 01/15/2029 (A)	356	366
ANGI Group
3.875%, 08/15/2028 (A)	1,979	1,815
Audacy Capital
6.750%, 03/31/2029 (A)(B)	3,784	76
6.500%, 05/01/2027 (A)(B)	1,717	34
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	4,200	2,415
Belo
7.250%, 09/15/2027	250	258
C&W Senior Finance
6.875%, 09/15/2027 (A)	569	567
CCO Holdings
7.375%, 03/01/2031 (A)	895	916
5.375%, 06/01/2029 (A)	1,088	1,049
5.125%, 05/01/2027 (A)	3,600	3,543
5.000%, 02/01/2028 (A)	2,719	2,645
4.750%, 03/01/2030 (A)	1,930	1,775
4.500%, 08/15/2030 (A)	5,377	4,874
4.500%, 05/01/2032	2,115	1,829
4.250%, 02/01/2031 (A)	5,179	4,566
4.250%, 01/15/2034 (A)	815	669
Charter Communications Operating
6.550%, 06/01/2034	1,995	2,075
6.384%, 10/23/2035	1,080	1,103
Cinemark USA
7.000%, 08/01/2032 (A)	64	67
5.250%, 07/15/2028 (A)	140	137
Clear Channel Outdoor Holdings
5.125%, 08/15/2027 (A)	2,147	2,111
Clear Channel Outdoor Holdings Inc
9.000%, 09/15/2028 (A)	105	112
7.750%, 04/15/2028 (A)	295	264
7.500%, 06/01/2029 (A)	539	464
CMG Media
8.875%, 12/15/2027 (A)(C)	4,350	2,545
Connect Finco SARL
9.000%, 09/15/2029 (A)	1,086	1,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consolidated Communications
6.500%, 10/01/2028 (A)	$539	$509
CSC Holdings
7.500%, 04/01/2028 (A)	815	545
6.500%, 02/01/2029 (A)	2,718	2,251
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	1,993	25
5.375%, 08/15/2026 (A)(B)	2,955	37
DISH DBS
7.750%, 07/01/2026	3,314	2,876
7.375%, 07/01/2028	405	303
5.875%, 11/15/2024	2,982	2,965
5.750%, 12/01/2028 (A)	1,627	1,422
5.250%, 12/01/2026 (A)	2,577	2,381
5.125%, 06/01/2029	1,085	728
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	211	225
6.750%, 05/01/2029 (A)	1,444	1,454
6.000%, 01/15/2030 (A)	1,727	1,724
5.875%, 10/15/2027 (A)	22	22
5.875%, 11/01/2029	511	507
5.000%, 05/01/2028 (A)	695	689
Gannett Holdings
6.000%, 11/01/2026 (A)	138	138
Gray Television
10.500%, 07/15/2029 (A)	1,491	1,557
7.000%, 05/15/2027 (A)	1,209	1,189
5.375%, 11/15/2031 (A)	4,114	2,573
4.750%, 10/15/2030 (A)	5,195	3,305
iHeartCommunications
8.375%, 05/01/2027	795	425
6.375%, 05/01/2026	1,139	997
5.250%, 08/15/2027 (A)	300	205
Iliad Holding SASU
8.500%, 04/15/2031 (A)	935	1,006
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,482	1,418
Level 3 Financing
11.000%, 11/15/2029 (A)	863	956
10.500%, 04/15/2029 (A)	3,654	3,983
10.500%, 05/15/2030 (A)	2,439	2,625
4.875%, 06/15/2029 (A)	2,700	2,268
4.500%, 04/01/2030 (A)	1,335	1,034
3.875%, 10/15/2030 (A)	1,464	1,072
3.750%, 07/15/2029 (A)	2,260	1,537
3.625%, 01/15/2029	1,190	830
Live Nation Entertainment
6.500%, 05/15/2027 (A)	911	929
5.625%, 03/15/2026 (A)	309	308
4.750%, 10/15/2027 (A)	766	755
3.750%, 01/15/2028 (A)	668	642
Lumen Technologies
5.625%, 04/01/2025	274	272

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 06/15/2029 (A)	$263	$181
4.500%, 01/15/2029 (A)	95	65
4.125%, 04/15/2029 (A)	211	177
4.125%, 04/15/2030 (A)	1,469	1,185
McGraw-Hill Education
7.375%, 09/01/2031 (A)	120	124
5.750%, 08/01/2028 (A)	2,645	2,614
Midcontinent Communications
8.000%, 08/15/2032 (A)	1,749	1,780
Nexstar Media
5.625%, 07/15/2027 (A)	710	703
4.750%, 11/01/2028 (A)	1,794	1,714
Paramount Global
6.375%, H15T5Y + 3.999%, 03/30/2062 (D)	569	526
4.950%, 01/15/2031	2,583	2,437
Sable International Finance
7.125%, 10/15/2032 (A)	540	542
5.750%, 09/07/2027 (A)	854	850
Scripps Escrow
5.875%, 07/15/2027 (A)	1,957	1,703
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,641	1,968
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	187
4.125%, 12/01/2030 (A)	100	78
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,059	1,035
5.000%, 08/01/2027 (A)	515	507
4.125%, 07/01/2030 (A)	85	77
4.000%, 07/15/2028 (A)	612	577
3.125%, 09/01/2026 (A)	501	484
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,120	2,044
Stagwell Global
5.625%, 08/15/2029 (A)	363	351
TEGNA
4.625%, 03/15/2028	1,104	1,053
Telesat Canada
6.500%, 10/15/2027 (A)	1,393	462
5.625%, 12/06/2026 (A)	2,325	1,107
United States Cellular
6.700%, 12/15/2033	255	284
Urban One
7.375%, 02/01/2028 (A)	4,640	3,349
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,170	1,921
Windstream Escrow
8.250%, 10/01/2031 (A)	806	819
7.750%, 08/15/2028 (A)	1,565	1,567
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	2,489	2,066

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2027 (A)	$5,766	$5,157

		134,660

Consumer Discretionary — 13.0%
1011778 BC ULC
5.625%, 09/15/2029 (A)	1,089	1,105
4.375%, 01/15/2028 (A)	1,010	981
3.875%, 01/15/2028 (A)	180	173
Academy
6.000%, 11/15/2027 (A)	1,010	1,012
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	1,427	1,514
7.000%, 04/15/2028 (A)	17	18
4.875%, 08/15/2026 (A)	525	520
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,461	1,447
Amer Sports
6.750%, 02/16/2031 (A)	1,274	1,306
American Axle & Manufacturing
6.500%, 04/01/2027	605	606
6.250%, 03/15/2026	22	22
5.000%, 10/01/2029	4	4
Aramark Services
5.000%, 04/01/2025 (A)	465	464
5.000%, 02/01/2028 (A)	287	286
Asbury Automotive Group
4.625%, 11/15/2029 (A)	919	876
4.500%, 03/01/2028	1,661	1,617
Ashton Woods USA
6.625%, 01/15/2028 (A)	2,072	2,091
4.625%, 08/01/2029 (A)	400	384
4.625%, 04/01/2030 (A)	620	594
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	1,750	1,717
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)(F)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	369
7.500%, 06/15/2029	271	280
6.875%, 11/01/2035	634	661
6.750%, 07/01/2036	2,590	2,669
6.625%, 10/01/2030 (A)	1,669	1,701
5.250%, 02/01/2028	349	349
Boyne USA
4.750%, 05/15/2029 (A)	774	744
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	135	129
4.875%, 02/15/2030 (A)	1,800	1,695
Caesars Entertainment
8.125%, 07/01/2027 (A)	430	439
7.000%, 02/15/2030 (A)	1,585	1,656
6.500%, 02/15/2032 (A)	210	217
4.625%, 10/15/2029 (A)	166	158

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carnival
7.000%, 08/15/2029 (A)	$102	$108
6.000%, 05/01/2029 (A)	4,169	4,224
5.750%, 03/01/2027 (A)	418	423
4.000%, 08/01/2028 (A)	888	858
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	1,654	1,785
Carvana, Strike Price Fixed
14.000% cash/0% PIK, 06/01/2031 (A)	1,895	2,232
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	228	228
6.750%, 07/15/2025 (A)	514	514
Cedar Fair
5.375%, 04/15/2027	140	140
5.250%, 07/15/2029	275	270
Churchill Downs
4.750%, 01/15/2028 (A)	685	672
Clarios Global
8.500%, 05/15/2027 (A)	3,830	3,843
6.750%, 05/15/2028 (A)	203	209
6.250%, 05/15/2026 (A)	486	486
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,613	1,733
5.625% cash/0% PIK, 05/15/2027 (A)	970	793
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	2,033	2,149
CSC Holdings
11.250%, 05/15/2028 (A)	2,699	2,605
5.750%, 01/15/2030 (A)	2,674	1,384
4.625%, 12/01/2030 (A)	1,370	695
4.500%, 11/15/2031 (A)	299	218
4.125%, 12/01/2030 (A)	123	90
3.375%, 02/15/2031 (A)	463	328
Dana
5.625%, 06/15/2028	205	201
DirecTV Financing
8.875%, 02/01/2030 (A)	880	885
5.875%, 08/15/2027 (A)	269	264
DISH Network
11.750%, 11/15/2027 (A)	5,585	5,862
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	390	343
eG Global Finance
12.000%, 11/30/2028 (A)	1,315	1,468
Empire Resorts
7.750%, 11/01/2026 (A)	1,960	1,887
Fertitta Entertainment
4.625%, 01/15/2029 (A)	1,165	1,112
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(E)	3,108	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit
7.200%, 06/10/2030	$200	$215
7.122%, 11/07/2033	200	216
6.950%, 06/10/2026	200	206
6.800%, 05/12/2028	200	210
4.687%, 06/09/2025	455	453
4.542%, 08/01/2026	530	526
4.000%, 11/13/2030	200	185
Ford Motor Credit MTN
4.389%, 01/08/2026	200	198
Foundation Building Materials
6.000%, 03/01/2029 (A)	883	778
Gap
3.625%, 10/01/2029 (A)	507	459
GCI
4.750%, 10/15/2028 (A)	639	614
Genting New York
7.250%, 10/01/2029 (A)	815	825
Goodyear Tire & Rubber
5.250%, 04/30/2031	122	110
5.250%, 07/15/2031	304	274
5.000%, 07/15/2029	327	301
Group 1 Automotive
6.375%, 01/15/2030 (A)	82	83
GrubHub Holdings
5.500%, 07/01/2027 (A)	2,160	2,003
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	87	90
5.875%, 04/01/2029 (A)	87	89
5.875%, 03/15/2033 (A)	186	189
5.750%, 05/01/2028 (A)	246	247
4.875%, 01/15/2030	50	49
4.000%, 05/01/2031 (A)	2,640	2,469
3.750%, 05/01/2029 (A)	1,159	1,099
International Game Technology
5.250%, 01/15/2029 (A)	860	857
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,685	1,639
Landsea Homes
8.875%, 04/01/2029 (A)	870	917
LBM Acquisition
6.250%, 01/15/2029 (A)	1,374	1,299
LCM Investments Holdings II
8.250%, 08/01/2031 (A)	1,530	1,625
4.875%, 05/01/2029 (A)	1,094	1,051
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,015	929
LGI Homes
8.750%, 12/15/2028 (A)	1,530	1,638
Liberty Interactive
8.500%, 07/15/2029	324	174
8.250%, 02/01/2030	4,975	2,561

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Life Time
5.750%, 01/15/2026 (A)	$515	$515
Lithia Motors
3.875%, 06/01/2029 (A)	341	318
MGM Resorts International
6.500%, 04/15/2032	176	180
6.125%, 09/15/2029	990	1,002
5.750%, 06/15/2025	674	676
4.750%, 10/15/2028	1,891	1,853
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,177
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(E)	5,936	–
NCL
8.375%, 02/01/2028 (A)	1,430	1,502
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	250
Newell Brands
6.875%, 04/01/2036	70	67
6.625%, 09/15/2029	70	71
6.375%, 09/15/2027	200	202
5.700%, 04/01/2026	420	421
Nordstrom
4.375%, 04/01/2030	563	516
Papa John's International
3.875%, 09/15/2029 (A)	519	480
PetSmart
7.750%, 02/15/2029 (A)	250	247
4.750%, 02/15/2028 (A)	1,335	1,280
PM General Purchaser
9.500%, 10/01/2028 (A)	348	354
QVC
6.875%, 04/15/2029 (A)	831	690
Rakuten Group
11.250%, 02/15/2027 (A)	958	1,048
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	1,255	1,092
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	167	173
6.000%, 02/01/2033 (A)	1,169	1,199
5.625%, 09/30/2031 (A)	164	166
Service International
7.500%, 04/01/2027	352	367
5.750%, 10/15/2032	865	871
Shea Homes
4.750%, 04/01/2029	825	799
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% cash/0% PIK, 10/01/2027 (A)	539	463
Six Flags Entertainment
7.250%, 05/15/2031 (A)	3,126	3,238
6.625%, 05/01/2032 (A)	984	1,019
5.500%, 04/15/2027 (A)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	$46	$46
Sonic Automotive
4.625%, 11/15/2029 (A)	341	320
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,394	2,385
Staples
12.750%, 01/15/2030 (A)	435	357
10.750%, 09/01/2029 (A)	1,139	1,105
Station Casinos
6.625%, 03/15/2032 (A)	1,380	1,411
4.625%, 12/01/2031 (A)	205	190
4.500%, 02/15/2028 (A)	585	565
StoneMor
8.500%, 05/15/2029 (A)	2,370	2,115
Studio City Finance
5.000%, 01/15/2029 (A)	1,835	1,687
Superior Plus
4.500%, 03/15/2029 (A)	202	192
SWF Holdings I
6.500%, 10/01/2029 (A)(C)	495	314
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	1,768	1,757
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,800	1,746
Tempur Sealy International
4.000%, 04/15/2029 (A)	540	504
3.875%, 10/15/2031 (A)	126	112
Time Warner Entertainment
8.375%, 07/15/2033	1,028	1,183
Univision Communications
8.000%, 08/15/2028 (A)	1,809	1,850
7.375%, 06/30/2030 (A)	326	315
4.500%, 05/01/2029 (A)	810	724
Vail Resorts
6.500%, 05/15/2032 (A)	123	129
Victoria's Secret
4.625%, 07/15/2029 (A)	2,866	2,531
Viking Cruises
5.875%, 09/15/2027 (A)	2,030	2,029
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	434
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	690	614
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,135	2,058
Vista Outdoor
4.500%, 03/15/2029 (A)	408	405
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,156	1,218
Wayfair
7.250%, 10/31/2029 (A)	1,164	1,192

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
White Capital Parent
8.250% cash/0% PIK, 03/15/2026 (A)	$1,765	$1,766
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,717	1,515
WW International
4.500%, 04/15/2029 (A)	1,410	311
Wynn Las Vegas
5.250%, 05/15/2027 (A)	1,163	1,164
Wynn Macau
5.125%, 12/15/2029 (A)	1,125	1,057
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	758	818
6.250%, 03/15/2033 (A)	576	584
5.125%, 10/01/2029 (A)	394	389
Yum! Brands
6.875%, 11/15/2037	850	963
5.375%, 04/01/2032	1,174	1,170
3.625%, 03/15/2031	570	526

		152,481

Consumer Staples — 2.2%
Albertsons
5.875%, 02/15/2028 (A)	295	296
4.875%, 02/15/2030 (A)	1,145	1,127
3.500%, 03/15/2029 (A)	463	432
3.250%, 03/15/2026 (A)	201	194
Central Garden & Pet
5.125%, 02/01/2028	350	347
4.125%, 10/15/2030	242	225
4.125%, 04/30/2031 (A)	168	154
Chobani
7.625%, 07/01/2029 (A)	588	618
Coty
6.625%, 07/15/2030 (A)	1,561	1,622
Edgewell Personal Care
5.500%, 06/01/2028 (A)	315	313
4.125%, 04/01/2029 (A)	192	182
Energizer Holdings
4.750%, 06/15/2028 (A)	484	470
4.375%, 03/31/2029 (A)	642	608
Garda World Security
6.000%, 06/01/2029 (A)	242	232
High Ridge Brands Co. (Escrow Security)
8.875%, 03/15/2025 (A)(B)	445	–
HLF Financing Sarl
12.250%, 04/15/2029 (A)	1,626	1,621
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,430	1,341
New Albertsons
8.700%, 05/01/2030	705	780
8.000%, 05/01/2031	910	975
Performance Food Group
6.125%, 09/15/2032 (A)	1,344	1,373

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 10/15/2027 (A)	$370	$369
4.250%, 08/01/2029 (A)	859	817
Post Holdings
6.375%, 03/01/2033 (A)	688	699
6.250%, 02/15/2032 (A)	61	63
5.625%, 01/15/2028 (A)	190	192
5.500%, 12/15/2029 (A)	1,170	1,161
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(C)(E)	853	–
8.000%, 11/15/2026 (A)(B)(C)(E)	2,195	–
7.500%, 07/01/2025 (A)(B)(C)(E)	846	–
Rite Aid
15.000% cash/0% PIK, 08/30/2031 (C)(E)	1,255	695
12.057% ash/0% PIK, TSFR3M + 7.000%, 08/30/2031 (A)(C)(D)(E)	299	278
Sigma Holdco BV
7.875%, 05/15/2026 (A)	1,599	1,590
Simmons Foods
4.625%, 03/01/2029 (A)	2,144	2,034
Triton Water Holdings
6.250%, 04/01/2029 (A)	1,707	1,705
US Foods
6.875%, 09/15/2028 (A)	83	87
4.625%, 06/01/2030 (A)	230	222
Victra Holdings
8.750%, 09/15/2029 (A)	1,410	1,480
Walgreens Boots Alliance
8.125%, 08/15/2029	1,405	1,402
4.800%, 11/18/2044	140	105

		25,809

Energy — 11.2%
Aethon United BR
8.250%, 02/15/2026 (A)	1,216	1,230
7.500%, 10/01/2029 (A)	3,395	3,440
Antero Midstream Partners
5.750%, 03/01/2027 (A)	50	50
5.750%, 01/15/2028 (A)	300	301
5.375%, 06/15/2029 (A)	1,116	1,104
Antero Resources
8.375%, 07/15/2026 (A)	260	267
7.625%, 02/01/2029 (A)	160	165
Apache
5.100%, 09/01/2040	2,111	1,877
Archrock Partners
6.875%, 04/01/2027 (A)	99	99
6.625%, 09/01/2032 (A)	723	742
6.250%, 04/01/2028 (A)	1,079	1,084
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	2,368	2,426
7.000%, 11/01/2026 (A)	1,301	1,302
5.875%, 06/30/2029 (A)	240	237

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baytex Energy
8.500%, 04/30/2030 (A)	$320	$332
7.375%, 03/15/2032 (A)	1,305	1,300
Blue Racer Midstream
7.250%, 07/15/2032 (A)	578	606
7.000%, 07/15/2029 (A)	609	633
6.625%, 07/15/2026 (A)	115	115
Buckeye Partners
4.500%, 03/01/2028 (A)	400	388
4.125%, 03/01/2025 (A)	155	154
4.125%, 12/01/2027	135	130
Cheniere Energy Partners
4.000%, 03/01/2031	389	368
3.250%, 01/31/2032	260	233
Chord Energy Corp
6.375%, 06/01/2026 (A)	379	380
CITGO Petroleum
8.375%, 01/15/2029 (A)	1,355	1,410
6.375%, 06/15/2026 (A)	2,025	2,026
Civitas Resources
8.750%, 07/01/2031 (A)	1,679	1,777
8.625%, 11/01/2030 (A)	1,822	1,930
8.375%, 07/01/2028 (A)	319	332
Comstock Resources
6.750%, 03/01/2029 (A)	4,238	4,138
5.875%, 01/15/2030 (A)	195	182
Crescent Energy Finance
9.250%, 02/15/2028 (A)	459	479
7.625%, 04/01/2032 (A)	154	154
7.375%, 01/15/2033 (A)	135	133
CVR Energy
8.500%, 01/15/2029 (A)	1,525	1,542
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	203	212
DT Midstream
4.375%, 06/15/2031 (A)	103	97
4.125%, 06/15/2029 (A)	210	201
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (D)	2,675	2,834
Encino Acquisition Partners Holdings
8.750%, 05/01/2031 (A)	2,425	2,550
8.500%, 05/01/2028 (A)	437	445
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (D)	1,572	1,691
6.750%, H15T5Y + 5.134%(D)(G)	300	299
6.625%, US0003M + 4.155%(D)(G)	855	843
6.500%, H15T5Y + 5.694%(D)(G)	1,535	1,531
5.500%, 06/01/2027	1,564	1,602
EnLink Midstream
6.500%, 09/01/2030 (A)	740	798
5.375%, 06/01/2029	1,225	1,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EnLink Midstream Partners
5.600%, 04/01/2044	$1,695	$1,620
5.450%, 06/01/2047	1,157	1,094
Enviva Partners
6.500%, 01/15/2026 (A)(B)	2,139	91
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	175
7.500%, 06/01/2030 (A)	139	153
6.500%, 07/01/2027 (A)	150	154
6.500%, 07/15/2048	1,735	1,794
6.000%, 07/01/2025 (A)	67	67
4.500%, 01/15/2029 (A)	439	429
Expand Energy Corp
7.500%, 10/01/2026 (B)(E)	2,515	44
7.000%, 10/01/2024 (B)(E)	1,135	21
6.750%, 04/15/2029 (A)	1,648	1,679
Genesis Energy
8.875%, 04/15/2030	1,715	1,803
8.250%, 01/15/2029	68	71
8.000%, 01/15/2027	102	104
7.875%, 05/15/2032	778	792
7.750%, 02/01/2028	315	319
Greenfire Resources
12.000%, 10/01/2028 (A)	968	1,047
Gulfport Energy Corp
6.750%, 09/01/2029 (A)	1,258	1,273
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,000	1,023
7.500%, 05/15/2032 (A)	109	115
Hess Midstream Operations
6.500%, 06/01/2029 (A)	122	126
5.625%, 02/15/2026 (A)	340	340
4.250%, 02/15/2030 (A)	117	112
Hilcorp Energy I
6.250%, 04/15/2032 (A)	85	83
6.000%, 04/15/2030 (A)	101	99
6.000%, 02/01/2031 (A)	1,421	1,379
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	210	223
7.375%, 07/15/2032 (A)	2,268	2,349
ITT Holdings
6.500%, 08/01/2029 (A)	1,938	1,836
Kinetik Holdings
6.625%, 12/15/2028 (A)	935	970
Kodiak Gas Services
7.250%, 02/15/2029 (A)	595	616
Kraken Oil & Gas Partners
7.625%, 08/15/2029 (A)	827	826
Matador Resources
6.500%, 04/15/2032 (A)	987	985
6.250%, 04/15/2033 (A)	191	188
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	1,885	1,861

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New Fortress Energy
8.750%, 03/15/2029 (A)	$1,250	$941
6.750%, 09/15/2025 (A)	1,104	1,058
6.500%, 09/30/2026 (A)	827	695
NGL Energy Operating
8.375%, 02/15/2032 (A)	172	177
8.125%, 02/15/2029 (A)	1,683	1,726
Noble Finance II
8.000%, 04/15/2030 (A)	941	971
Northern Oil & Gas
8.750%, 06/15/2031 (A)	565	589
8.125%, 03/01/2028 (A)	1,084	1,092
Northriver Midstream Finance
6.750%, 07/15/2032 (A)	938	968
NuStar Logistics
6.375%, 10/01/2030	134	139
6.000%, 06/01/2026	255	257
5.750%, 10/01/2025	119	119
5.625%, 04/28/2027	546	548
PBF Holding
7.875%, 09/15/2030 (A)	1,500	1,545
Permian Resources Operating
9.875%, 07/15/2031 (A)	325	363
8.000%, 04/15/2027 (A)	130	134
7.000%, 01/15/2032 (A)	1,787	1,859
6.250%, 02/01/2033 (A)	961	976
Prairie Acquiror
9.000%, 08/01/2029 (A)	86	89
Precision Drilling
7.125%, 01/15/2026 (A)	206	206
Range Resources
8.250%, 01/15/2029	417	432
4.875%, 05/15/2025	290	288
Rockies Express Pipeline
4.800%, 05/15/2030 (A)	1,428	1,346
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(E)	1,869	–
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	1,765	1,846
SM Energy
7.000%, 08/01/2032 (A)	3,449	3,462
6.750%, 09/15/2026	205	205
6.750%, 08/01/2029 (A)	140	141
6.625%, 01/15/2027	278	278
6.500%, 07/15/2028	113	113
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(D)	1,550	1,628
Southwestern Energy
8.375%, 09/15/2028	170	175
5.375%, 02/01/2029	32	32
5.375%, 03/15/2030	239	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 02/01/2032	$38	$36
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	880	920
Sunoco
7.250%, 05/01/2032 (A)	570	604
7.000%, 05/01/2029 (A)	1,638	1,712
4.500%, 05/15/2029	253	243
4.500%, 04/30/2030	327	313
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	592	598
6.000%, 03/01/2027 (A)	270	270
6.000%, 12/31/2030 (A)	2,365	2,247
6.000%, 09/01/2031 (A)	722	684
5.500%, 01/15/2028 (A)	1,485	1,438
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,407	2,381
4.750%, 01/15/2030 (A)	375	359
TGNR Intermediate Holdings
5.500%, 10/15/2029 (A)	1,999	1,899
Transocean
8.750%, 02/15/2030 (A)	1,336	1,393
8.250%, 05/15/2029 (A)	151	150
6.800%, 03/15/2038	2,089	1,705
Transocean Titan Financing
8.375%, 02/01/2028 (A)	58	60
Valaris
8.375%, 04/30/2030 (A)	94	97
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	1,205	1,120
3.875%, 08/15/2029 (A)	5	5
3.875%, 11/01/2033 (A)	1,365	1,224
Venture Global LNG
9.875%, 02/01/2032 (A)	2,987	3,319
9.500%, 02/01/2029 (A)	140	158
9.000%, H15T5Y + 5.440%(A)(D)(G)	3,651	3,701
8.125%, 06/01/2028 (A)	1,557	1,623
7.000%, 01/15/2030 (A)	741	757
Vital Energy
7.875%, 04/15/2032 (A)	157	152
Weatherford International
8.625%, 04/30/2030 (A)	1,512	1,575
Western Midstream Operating
5.250%, 02/01/2050	1,936	1,756

		130,421

Financials — 8.4%
Acrisure
8.250%, 02/01/2029 (A)	2,278	2,351
7.500%, 11/06/2030 (A)	551	567
4.250%, 02/15/2029 (A)	354	334
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,181

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)	$271	$275
7.000%, 01/15/2031 (A)	3,749	3,852
4.250%, 10/15/2027 (A)	476	456
Ally Financial
4.750%, 06/09/2027	651	650
AmWINS Group
6.375%, 02/15/2029 (A)	876	897
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	694
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	604
Aretec Group
10.000%, 08/15/2030 (A)	2,742	2,918
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,248	2,126
Block
6.500%, 05/15/2032 (A)	1,684	1,753
2.750%, 06/01/2026	140	136
Blue Owl Capital
3.400%, 07/15/2026	1,587	1,536
Citigroup
3.875%, H15T5Y + 3.417%(D)(G)	1,129	1,087
Coinbase Global
3.375%, 10/01/2028 (A)	551	495
CPI CG
10.000%, 07/15/2029 (A)	930	979
Credit Acceptance
9.250%, 12/15/2028 (A)	1,475	1,577
Encore Capital Group
9.250%, 04/01/2029 (A)	1,675	1,802
Finance of America Funding
7.875%, 11/15/2025 (A)	3,840	3,103
FirstCash
6.875%, 03/01/2032 (A)	1,545	1,590
Focus Financial Partners
6.750%, 09/15/2031 (A)	695	702
Freedom Mortgage
12.000%, 10/01/2028 (A)	1,458	1,593
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	2,295	2,386
Genworth Holdings
6.500%, 06/15/2034	1,565	1,569
GGAM Finance
6.875%, 04/15/2029 (A)	488	508
HAT Holdings I
3.750%, 09/15/2030 (A)	415	374
3.375%, 06/15/2026 (A)	577	559
Howden UK Refinance
8.125%, 02/15/2032 (A)	292	300
7.250%, 02/15/2031 (A)	1,105	1,147
HUB International
7.250%, 06/15/2030 (A)	1,313	1,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jane Street Group
7.125%, 04/30/2031 (A)	$1,968	$2,085
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,220	1,293
5.250%, 10/01/2025 (A)	647	645
4.750%, 06/15/2029 (A)	3,255	3,179
4.250%, 02/01/2027 (A)	579	565
LD Holdings Group
8.750%, 11/01/2027 (A)	275	267
6.125%, 04/01/2028 (A)	970	858
LPL Holdings
4.625%, 11/15/2027 (A)	568	564
Macquarie Airfinance Holdings
6.500%, 03/26/2031 (A)	180	190
6.400%, 03/26/2029 (A)	180	187
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,435	2,359
5.625%, 01/15/2030 (A)	1,451	1,337
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	414	190
5.500%, 09/01/2028 (A)	271	195
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	140	146
6.000%, 01/15/2027 (A)	60	60
5.750%, 11/15/2031 (A)	275	270
5.500%, 08/15/2028 (A)	2,346	2,322
5.125%, 12/15/2030 (A)	143	137
Navient
5.500%, 03/15/2029	150	145
Navient MTN
5.625%, 08/01/2033	1,440	1,278
OneMain Finance
9.000%, 01/15/2029	404	428
7.875%, 03/15/2030	1,515	1,584
7.500%, 05/15/2031	880	906
7.125%, 03/15/2026	193	197
7.125%, 11/15/2031	1,055	1,068
5.375%, 11/15/2029	2,705	2,599
4.000%, 09/15/2030	1,049	934
3.875%, 09/15/2028	253	235
3.500%, 01/15/2027	995	951
Osaic Holdings
10.750%, 08/01/2027 (A)	4,196	4,272
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	3,411	3,578
PennyMac Financial Services
7.875%, 12/15/2029 (A)	1,484	1,582
5.750%, 09/15/2031 (A)	2,871	2,814
4.250%, 02/15/2029 (A)	1,665	1,589
PRA Group
8.375%, 02/01/2028 (A)	1,675	1,734
Rithm Capital
8.000%, 04/01/2029 (A)	1,683	1,703

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rocket Mortgage
4.000%, 10/15/2033 (A)	$32	$28
3.625%, 03/01/2029 (A)	977	919
2.875%, 10/15/2026 (A)	185	178
Sabre GLBL
11.250%, 12/15/2027 (A)	4,580	4,752
Shift4 Payments
6.750%, 08/15/2032 (A)	1,355	1,415
Starwood Property Trust
7.250%, 04/01/2029 (A)	2,511	2,633
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(D)	875	880
United Wholesale Mortgage
5.500%, 11/15/2025 (A)	347	346
VFH Parent
7.500%, 06/15/2031 (A)	1,104	1,158

		98,224

Health Care — 6.8%
AHP Health Partners
5.750%, 07/15/2029 (A)	251	246
Akumin
9.000% cash/0% PIK, 08/01/2027 (A)	2,020	1,793
8.000%, 08/01/2028 (A)	1,340	1,095
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,726	2,619
Avantor Funding
4.625%, 07/15/2028 (A)	564	551
Bausch + Lomb
8.375%, 10/01/2028 (A)	855	904
Bausch Health
14.000%, 10/15/2030 (A)	542	495
11.000%, 09/30/2028 (A)	1,760	1,641
5.750%, 08/15/2027 (A)	220	187
5.500%, 11/01/2025 (A)	990	967
5.250%, 01/30/2030 (A)	614	344
5.250%, 02/15/2031 (A)	193	106
5.000%, 01/30/2028 (A)	215	140
5.000%, 02/15/2029 (A)	445	257
4.875%, 06/01/2028 (A)	485	379
Bausch Health Americas
9.250%, 04/01/2026 (A)	390	366
8.500%, 01/31/2027 (A)	387	316
Charles River Laboratories International
4.250%, 05/01/2028 (A)	1,633	1,588
4.000%, 03/15/2031 (A)	930	857
CHS
10.875%, 01/15/2032 (A)	2,416	2,662
8.000%, 12/15/2027 (A)	2,370	2,378
6.125%, 04/01/2030 (A)	2,101	1,796
6.000%, 01/15/2029 (A)	260	252
5.625%, 03/15/2027 (A)	2,224	2,189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 05/15/2030 (A)	$307	$283
4.750%, 02/15/2031 (A)	278	244
DaVita
6.875%, 09/01/2032 (A)	302	312
4.625%, 06/01/2030 (A)	1,570	1,497
3.750%, 02/15/2031 (A)	1,138	1,026
Embecta
6.750%, 02/15/2030 (A)	1,665	1,577
5.000%, 02/15/2030 (A)	395	363
Emergent BioSolutions
3.875%, 08/15/2028 (A)	247	188
Encompass Health
4.625%, 04/01/2031	450	431
4.500%, 02/01/2028	440	432
Endo
9.500%, 12/31/2049 (E)	1,406	–
6.125%, 12/31/2049 (E)	1,485	–
6.000%, 12/31/2049 (E)	1,302	10
0.000%, 04/01/2027 (E)(F)	1,373	–
Endo Finance Holdings
8.500%, 04/15/2031 (A)	1,163	1,246
Envision Healthcare Corp
8.750%, 10/15/2026 (B)(E)	1,825	–
Fortrea Holdings
7.500%, 07/01/2030 (A)	896	902
Global Medical Response
10.000% cash/0% PIK, 10/31/2028 (A)	3,965	3,975
Grifols
4.750%, 10/15/2028 (A)	1,818	1,703
HCA
3.500%, 09/01/2030	1,065	1,004
Heartland Dental
10.500%, 04/30/2028 (A)	2,736	2,927
IQVIA
6.500%, 05/15/2030 (A)	1,615	1,685
5.000%, 10/15/2026 (A)	805	803
Legacy LifePoint Health
4.375%, 02/15/2027 (A)	764	749
LifePoint Health
11.000%, 10/15/2030 (A)	1,225	1,383
10.000%, 06/01/2032 (A)	826	908
9.875%, 08/15/2030 (A)	369	406
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	319	348
Medline Borrower
6.250%, 04/01/2029 (A)	285	294
3.875%, 04/01/2029 (A)	4,539	4,297
Molina Healthcare
4.375%, 06/15/2028 (A)	1,641	1,595
3.875%, 11/15/2030 (A)	1,295	1,203
Option Care Health
4.375%, 10/31/2029 (A)	2,892	2,748

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Organon
5.125%, 04/30/2031 (A)	$1,742	$1,641
4.125%, 04/30/2028 (A)	466	448
Owens & Minor
6.625%, 04/01/2030 (A)	185	180
4.500%, 03/31/2029 (A)	397	359
Perrigo Finance Unlimited
6.125%, 09/30/2032	794	800
Radiology Partners
9.781% cash/0% PIK, 02/15/2030 (A)	2,137	2,019
7.775% cash/0% PIK, 01/31/2029 (A)	4,520	4,486
Sotera Health Holdings
7.375%, 06/01/2031 (A)	160	166
Surgery Center Holdings
7.250%, 04/15/2032 (A)	758	791
Team Health Holdings
13.500% cash/0% PIK, 06/30/2028 (A)	159	177
Tenet Healthcare
6.750%, 05/15/2031	1,042	1,086
6.250%, 02/01/2027	1,465	1,467
6.125%, 06/15/2030	2,336	2,374
5.125%, 11/01/2027	688	685
4.625%, 06/15/2028	1,299	1,275
4.375%, 01/15/2030	800	768
4.250%, 06/01/2029	961	927
US Acute Care Solutions
9.750%, 05/15/2029 (A)	1,103	1,143

		79,459

Industrials — 8.3%
AAR Escrow Issuer
6.750%, 03/15/2029 (A)	1,630	1,695
ACCO Brands
4.250%, 03/15/2029 (A)	545	510
Allied Universal Holdco
4.625%, 06/01/2028 (A)	1,427	1,339
Allison Transmission
5.875%, 06/01/2029 (A)	210	211
4.750%, 10/01/2027 (A)	1,821	1,792
3.750%, 01/30/2031 (A)	255	232
American Airlines
5.750%, 04/20/2029 (A)	3,661	3,655
5.500%, 04/20/2026 (A)	583	581
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,636	1,574
Amsted Industries
4.625%, 05/15/2030 (A)	302	288
APi Group DE
4.750%, 10/15/2029 (A)	135	130
4.125%, 07/15/2029 (A)	214	201
Arcosa
6.875%, 08/15/2032 (A)	688	720

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avis Budget Car Rental
8.250%, 01/15/2030 (A)	$1,847	$1,889
8.000%, 02/15/2031 (A)	200	205
5.750%, 07/15/2027 (A)	280	277
5.375%, 03/01/2029 (A)	558	522
4.750%, 04/01/2028 (A)	60	56
Bombardier
8.750%, 11/15/2030 (A)	102	112
7.875%, 04/15/2027 (A)	180	181
7.500%, 02/01/2029 (A)	853	903
7.250%, 07/01/2031 (A)	1,738	1,837
7.000%, 06/01/2032 (A)	947	990
Builders FirstSource
6.375%, 06/15/2032 (A)	246	255
6.375%, 03/01/2034 (A)	635	659
4.250%, 02/01/2032 (A)	1,518	1,403
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,189
4.125%, 04/15/2029 (A)	1,099	1,056
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	1,495	1,513
Chart Industries
9.500%, 01/01/2031 (A)	1,362	1,485
7.500%, 01/01/2030 (A)	244	257
Conduent Business Services
6.000%, 11/01/2029 (A)	310	299
CoreCivic
8.250%, 04/15/2029	305	323
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,518	1,405
Deluxe
8.000%, 06/01/2029 (A)	1,070	1,015
EMRLD Borrower
6.750%, 07/15/2031 (A)	83	86
6.625%, 12/15/2030 (A)	3,750	3,867
Enviri
5.750%, 07/31/2027 (A)	465	456
First Student Bidco
4.000%, 07/31/2029 (A)	15	14
Fortress Transportation and Infrastructure Investors
7.000%, 05/01/2031 (A)	735	775
Garda World Security
9.500%, 11/01/2027 (A)	320	321
8.250%, 08/01/2032 (A)	188	192
Gates
6.875%, 07/01/2029 (A)	1,262	1,307
GEO Group
8.625%, 04/15/2029	150	156
GFL Environmental
5.125%, 12/15/2026 (A)	335	334
4.750%, 06/15/2029 (A)	352	343
4.375%, 08/15/2029 (A)	146	140

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 08/01/2028 (A)	$694	$667
3.500%, 09/01/2028 (A)	1,415	1,347
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	180
5.625%, 06/01/2029 (A)	332	326
GN Bondco
9.500%, 10/15/2031 (A)	342	360
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	828	663
Griffon
5.750%, 03/01/2028	500	494
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,535	1,441
Herc Holdings
6.625%, 06/15/2029 (A)	156	162
Hertz
12.625%, 07/15/2029 (A)	160	175
5.000%, 12/01/2029 (A)	663	438
4.625%, 12/01/2026 (A)	272	214
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	465	79
6.000%, 01/15/2028 (A)(B)	450	77
5.500%, 10/15/2024 (A)(B)	559	21
Icahn Enterprises
9.000%, 06/15/2030 (A)	930	938
5.250%, 05/15/2027	1,145	1,097
JELD-WEN
7.000%, 09/01/2032 (A)	120	121
4.875%, 12/15/2027 (A)	250	245
JetBlue Airways
9.875%, 09/20/2031 (A)	3,234	3,407
Korn Ferry
4.625%, 12/15/2027 (A)	2,197	2,147
Madison IAQ
5.875%, 06/30/2029 (A)	1,689	1,644
4.125%, 06/30/2028 (A)	175	169
Masterbrand
7.000%, 07/15/2032 (A)	53	56
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	413	418
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	832	862
MIWD Holdco II
5.500%, 02/01/2030 (A)	221	215
Pitney Bowes
7.250%, 03/15/2029 (A)	2,160	2,109
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	150	151
3.375%, 08/31/2027 (A)	314	298
Resideo Funding
6.500%, 07/15/2032 (A)	204	209
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	715	762

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 03/15/2028 (A)	$780	$806
Science Applications International
4.875%, 04/01/2028 (A)	1,596	1,563
Sensata Technologies
6.625%, 07/15/2032 (A)	235	245
4.000%, 04/15/2029 (A)	1,380	1,316
3.750%, 02/15/2031 (A)	20	18
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,014
Spirit AeroSystems
9.750%, 11/15/2030 (A)	828	923
9.375%, 11/30/2029 (A)	175	190
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	2,466	1,355
SS&C Technologies
6.500%, 06/01/2032 (A)	1,424	1,472
5.500%, 09/30/2027 (A)	622	622
Standard Building Solutions
6.500%, 08/15/2032 (A)	76	79
Standard Industries
5.000%, 02/15/2027 (A)	1,135	1,125
4.750%, 01/15/2028 (A)	798	782
4.375%, 07/15/2030 (A)	1,910	1,808
3.375%, 01/15/2031 (A)	88	78
Terex
6.250%, 10/15/2032 (A)	127	127
5.000%, 05/15/2029 (A)	335	327
TK Elevator US Newco
5.250%, 07/15/2027 (A)	1,548	1,531
TransDigm
7.125%, 12/01/2031 (A)	2,420	2,560
6.875%, 12/15/2030 (A)	680	712
6.750%, 08/15/2028 (A)	1,485	1,528
6.625%, 03/01/2032 (A)	1,278	1,331
6.375%, 03/01/2029 (A)	373	385
TriNet Group
7.125%, 08/15/2031 (A)	172	179
Triumph Group
9.000%, 03/15/2028 (A)	92	96
Uber Technologies
7.500%, 09/15/2027 (A)	140	143
United Airlines
4.625%, 04/15/2029 (A)	2,763	2,669
4.375%, 04/15/2026 (A)	291	287
United Rentals North America
6.125%, 03/15/2034 (A)	176	182
5.250%, 01/15/2030	1,070	1,071
4.000%, 07/15/2030	1,435	1,356
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	1,750	1,711
6.375%, 02/01/2030 (A)	2,058	1,768
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	100	4

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.000%, 11/15/2026 (A)(B)	$599	$246
WESCO Distribution
7.250%, 06/15/2028 (A)	483	494
6.625%, 03/15/2032 (A)	120	125
6.375%, 03/15/2029 (A)	330	341
Williams Scotsman
7.375%, 10/01/2031 (A)	2,425	2,563
6.625%, 06/15/2029 (A)	78	80
Wilsonart
11.000%, 08/15/2032 (A)	848	848
Wrangler Holdco
6.625%, 04/01/2032 (A)	78	81
XPO
7.125%, 02/01/2032 (A)	678	714

		97,097

Information Technology — 3.6%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	987	955
Amentum Holdings
7.250%, 08/01/2032 (A)	455	475
ams-OSRAM
12.250%, 03/30/2029 (A)	190	202
Arches Buyer
6.125%, 12/01/2028 (A)	1,580	1,353
4.250%, 06/01/2028 (A)	223	205
Ciena
4.000%, 01/31/2030 (A)	1,140	1,078
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	189	182
Cloud Software Group, Strike Price Fixed
8.250%, 06/30/2032 (A)	2,367	2,474
6.500%, 03/31/2029 (A)	717	714
Coherent
5.000%, 12/15/2029 (A)	2,775	2,713
CommScope
8.250%, 03/01/2027 (A)	510	460
7.125%, 07/01/2028 (A)	2,264	1,877
6.000%, 03/01/2026 (A)	2,103	2,045
4.750%, 09/01/2029 (A)	1,669	1,402
CommScope Technologies
6.000%, 06/15/2025 (A)	906	877
5.000%, 03/15/2027 (A)	200	167
Elastic
4.125%, 07/15/2029 (A)	1,183	1,105
Entegris
5.950%, 06/15/2030 (A)	467	476
4.375%, 04/15/2028 (A)	182	176
3.625%, 05/01/2029 (A)	786	734
Entegris Escrow
4.750%, 04/15/2029 (A)	1,285	1,266
EquipmentShare.com
9.000%, 05/15/2028 (A)	437	456

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.625%, 05/15/2032 (A)	$52	$55
8.000%, 03/15/2033 (A)	92	94
Go Daddy Operating
3.500%, 03/01/2029 (A)	1,568	1,471
Imola Merger
4.750%, 05/15/2029 (A)	233	227
McAfee
7.375%, 02/15/2030 (A)	3,056	2,981
NCR Atleos
9.500%, 04/01/2029 (A)	419	461
NCR Voyix
5.125%, 04/15/2029 (A)	96	94
5.000%, 10/01/2028 (A)	252	247
Newfold Digital Holdings Group
11.750%, 10/15/2028 (A)	539	530
6.000%, 02/15/2029 (A)	404	271
ON Semiconductor
3.875%, 09/01/2028 (A)	2,703	2,577
Open Text
6.900%, 12/01/2027 (A)	1,916	2,021
Open Text Holdings
4.125%, 02/15/2030 (A)	2,342	2,198
PTC
4.000%, 02/15/2028 (A)	1,038	1,007
RingCentral
8.500%, 08/15/2030 (A)	209	224
Seagate HDD Cayman
8.500%, 07/15/2031	40	44
8.250%, 12/15/2029	162	176
3.375%, 07/15/2031	1,341	1,146
Synaptics
4.000%, 06/15/2029 (A)	1,959	1,856
UKG
6.875%, 02/01/2031 (A)	1,102	1,139
Viasat
7.500%, 05/30/2031 (A)	1,710	1,177
6.500%, 07/15/2028 (A)	435	342
Xerox Holdings
8.875%, 11/30/2029 (A)	165	153

		41,883

Materials — 7.8%
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	1,039	230
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	3,668	2,734
4.125%, 08/15/2026 (A)	490	442
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	2,325	1,160
ATI
7.250%, 08/15/2030	147	156
5.875%, 12/01/2027	174	174
5.125%, 10/01/2031	80	78

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 10/01/2029	$160	$155
Avient
6.250%, 11/01/2031 (A)	420	430
Axalta Coating Systems
4.750%, 06/15/2027 (A)	397	394
3.375%, 02/15/2029 (A)	1,441	1,349
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,812	1,935
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,355	3,015
Ball
6.000%, 06/15/2029	1,168	1,209
3.125%, 09/15/2031	2,105	1,869
2.875%, 08/15/2030	1,751	1,558
Big River Steel
6.625%, 01/31/2029 (A)	298	302
Carpenter Technology
7.625%, 03/15/2030	60	63
6.375%, 07/15/2028	184	185
CF Industries
5.150%, 03/15/2034	869	879
Chemours
5.750%, 11/15/2028 (A)	1,854	1,761
4.625%, 11/15/2029 (A)	1,208	1,082
Cleveland-Cliffs Inc
7.000%, 03/15/2032 (A)	924	934
6.750%, 04/15/2030 (A)	154	157
4.625%, 03/01/2029 (A)	213	201
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	784
Compass Minerals International
6.750%, 12/01/2027 (A)	625	622
Constellium
3.750%, 04/15/2029 (A)	580	542
Cornerstone Chemical
15.000%, 12/06/2028 (E)	3,159	3,159
10.250%, 09/01/2027 (A)(B)(E)	343	343
CVR Partners
6.125%, 06/15/2028 (A)	1,097	1,074
Domtar
6.750%, 10/01/2028 (A)	2,605	2,382
Element Solutions
3.875%, 09/01/2028 (A)	447	426
ERO Copper
6.500%, 02/15/2030 (A)	1,605	1,598
First Quantum Minerals
9.375%, 03/01/2029 (A)	200	212
8.625%, 06/01/2031 (A)	1,600	1,603
6.875%, 10/15/2027 (A)	1,449	1,433
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,070	1,053
4.375%, 04/01/2031 (A)	474	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
5.450%, 03/15/2043	$550	$553
5.400%, 11/14/2034	925	959
Graham Packaging
7.125%, 08/15/2028 (A)	185	183
Graphic Packaging International
3.750%, 02/01/2030 (A)	500	468
INEOS Finance
7.500%, 04/15/2029 (A)	1,128	1,179
6.750%, 05/15/2028 (A)	200	202
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	214
Innophos Holdings
9.375%, 02/15/2028 (A)	2,970	2,766
LABL
10.500%, 07/15/2027 (A)	1,198	1,200
8.625%, 10/01/2031 (A)	250	248
6.750%, 07/15/2026 (A)	1,177	1,176
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	500	513
7.875%, 04/15/2027 (A)	1,055	1,090
Methanex
5.250%, 12/15/2029	1,015	1,002
5.125%, 10/15/2027	1,361	1,347
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,170	1,219
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)(E)	1,989	1,876
Neiman Marcus Group (Escrow Security)
8.750%, 10/15/2022 (A)(B)(E)	762	26
8.000%, 10/15/2022 (A)(B)(E)	820	29
NMG Holding
8.500%, 10/01/2028 (A)	630	641
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	1,029	1,114
8.500%, 11/15/2028 (A)	133	142
5.250%, 06/01/2027 (A)	295	292
5.000%, 05/01/2025 (A)	176	175
4.250%, 05/15/2029 (A)	213	198
Novelis
4.750%, 01/30/2030 (A)	632	613
3.250%, 11/15/2026 (A)	769	742
OCI
6.700%, 03/16/2033 (A)	1,034	1,083
4.625%, 10/15/2025 (A)	330	330
OI European Group BV
4.750%, 02/15/2030 (A)	1,250	1,182
Olympus Water US Holding
9.750%, 11/15/2028 (A)	1,438	1,535
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	63	63

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rain Carbon
12.250%, 09/01/2029 (A)	$2,120	$2,290
Rain CII Carbon
7.250%, 04/01/2025 (A)	33	33
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,845	1,774
4.875%, 05/01/2028 (A)	1,324	1,276
Scotts Miracle-Gro
4.500%, 10/15/2029	420	404
4.375%, 02/01/2032	212	196
4.000%, 04/01/2031	470	431
Sealed Air
6.500%, 07/15/2032 (A)	1,105	1,140
6.125%, 02/01/2028 (A)	1,809	1,839
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	660	712
6.000%, 11/01/2028 (A)	790	793
Summit Materials
7.250%, 01/15/2031 (A)	609	645
5.250%, 01/15/2029 (A)	1,340	1,325
Tacora Resources
13.000% cash/0% PIK, 11/03/2023 (A)(B)(C)(E)	127	–
8.250%, 05/15/2026 (A)(B)(C)(E)	870	304
Taseko Mines
8.250%, 05/01/2030 (A)	1,272	1,335
Trident TPI Holdings
12.750%, 12/31/2028 (A)	877	973
TriMas
4.125%, 04/15/2029 (A)	294	281
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	104	92
5.125%, 04/01/2029 (A)	1,016	493
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	1,665	1,669
5.500%, 08/15/2026 (A)	1,299	1,294
Tronox
4.625%, 03/15/2029 (A)	4,878	4,557
WR Grace Holdings
5.625%, 08/15/2029 (A)	4,251	3,993
4.875%, 06/15/2027 (A)	310	306

		90,641

Real Estate — 2.1%
Anywhere Real Estate Group
5.250%, 04/15/2030 (A)	372	297
Brookfield Property REIT
5.750%, 05/15/2026 (A)	40	40
4.500%, 04/01/2027 (A)	3,877	3,773
Diversified Healthcare Trust
4.750%, 02/15/2028	520	470
4.375%, 03/01/2031	2,955	2,433

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Iron Mountain
5.250%, 03/15/2028 (A)	$756	$753
5.250%, 07/15/2030 (A)	865	854
5.000%, 07/15/2028 (A)	294	290
4.875%, 09/15/2029 (A)	1,876	1,837
4.500%, 02/15/2031 (A)	20	19
Outfront Media Capital
7.375%, 02/15/2031 (A)	1,577	1,683
4.625%, 03/15/2030 (A)	370	352
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	1,090	1,058
RHP Hotel Properties
7.250%, 07/15/2028 (A)	77	80
6.500%, 04/01/2032 (A)	206	213
4.750%, 10/15/2027	663	655
4.500%, 02/15/2029 (A)	529	512
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	330	304
3.750%, 07/01/2026 (A)	189	185
Service Properties Trust
8.625%, 11/15/2031 (A)	883	960
5.500%, 12/15/2027	460	438
4.950%, 02/15/2027	1,520	1,439
4.375%, 02/15/2030	1,530	1,158
3.950%, 01/15/2028	215	186
Uniti Group
10.500%, 02/15/2028 (A)	1,272	1,358
6.500%, 02/15/2029 (A)	530	460
6.000%, 01/15/2030 (A)	1,816	1,549
VICI Properties
4.625%, 06/15/2025 (A)	261	259
4.625%, 12/01/2029 (A)	153	150
4.500%, 09/01/2026 (A)	125	124
3.750%, 02/15/2027 (A)	910	888

		24,777

Utilities — 2.2%
Alpha Generation
6.750%, 10/15/2032 (A)	1,250	1,268
AmeriGas Partners
9.375%, 06/01/2028 (A)	147	154
5.875%, 08/20/2026	125	124
5.750%, 05/20/2027	110	108
Calpine
5.000%, 02/01/2031 (A)	180	174
4.625%, 02/01/2029 (A)	907	876
4.500%, 02/15/2028 (A)	3,273	3,196
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	1,481	1,562
NRG Energy
10.250%, H15T5Y + 5.920%(A)(D)(G)	1,223	1,380
7.000%, 03/15/2033 (A)	264	293
6.625%, 01/15/2027	49	49

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 06/15/2029 (A)	$350	$349
3.875%, 02/15/2032 (A)	33	30
3.625%, 02/15/2031 (A)	2,716	2,461
3.375%, 02/15/2029 (A)	145	135
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,337	1,293
PG&E
5.250%, 07/01/2030	1,552	1,542
5.000%, 07/01/2028	294	291
Pike
8.625%, 01/31/2031 (A)	71	76
5.500%, 09/01/2028 (A)	202	198
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,430	1,558
Vistra
8.000%, H15T5Y + 6.930%(A)(D)(G)	2,999	3,142
7.000%, H15T5Y + 5.740%(A)(D)(G)	250	255
Vistra Operations
7.750%, 10/15/2031 (A)	370	398
6.875%, 04/15/2032 (A)	995	1,047
5.625%, 02/15/2027 (A)	215	215
5.000%, 07/31/2027 (A)	1,426	1,419
4.375%, 05/01/2029 (A)	1,867	1,807
4.300%, 07/15/2029 (A)	375	367

		25,767

Total Corporate Obligations
(Cost $913,256) ($ Thousands)		901,219

LOAN PARTICIPATIONS — 9.9%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.294%, CME Term SOFR + 4.750%, 04/20/2028 (D)	430	441
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.252%, CME Term SOFR + 5.000%, 08/18/2028 (D)	900	902
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.115%, CME Term SOFR + 4.250%, 05/17/2028 (D)	324	270
Adient Global Holding Ltd., Term B-2 Loan
7.595%, CME Term SOFR + 2.750%, 01/31/2031 (D)	179	179
Ahead DB Holdings, LLC, Term B-3 Loan, 1st Lien
8.104%, CME Term SOFR + 3.500%, 02/01/2031 (D)	308	308

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Alvogen Pharma US, Inc., June 2022 Loan, 1st Lien
12.445%, CME Term SOFR + 7.500%, 06/30/2025 (D)	$1,564	$1,388
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
7.604%, CME Term SOFR + 3.000%, 02/24/2031 (D)	1,571	1,571
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (E)	785	785
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.945%, CME Term SOFR + 4.000%, 11/24/2027 (D)	280	278
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.611%, CME Term SOFR + 3.250%, 12/23/2026 (D)	563	562
Avaya Inc., Initial Term Loan, 1st Lien
12.345%, CME Term SOFR + 7.500%, 08/01/2028 (C)(D)(H)	4,229	3,717
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.195%, CME Term SOFR + 3.250%, 03/03/2025 (D)(H)	1,192	1,185
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.445%, CME Term SOFR + 4.500%, 10/15/2026 (D)	100	100
Bally's Corporation, Term B Facility Loan, 1st Lien
8.794%, CME Term SOFR + 3.250%, 10/02/2028 (D)	839	798
BYJU's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (B)(D)	2,767	595
BYJU's Alpha, Inc., Term Loan, 1st Lien
13.334%, 04/24/2026	24	24
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 02/06/2031 (D)(H)	844	843
Carestream Health, Inc., Term Loan, 1st Lien
12.935%, CME Term SOFR + 7.500%, 09/30/2027 (D)(H)	1,609	1,466
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.319%, CME Term SOFR + 4.000%, 01/29/2027 (D)	1,088	707
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
9.069%, CME Term SOFR + 3.750%, 01/29/2027 (D)(H)	1,065	704

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
13.418%, CME Term SOFR + 8.750%, 12/31/2029 (D)(E)	$1,086	$1,086
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.445%, CME Term SOFR + 6.500%, 12/18/2026 (D)	1,088	906
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan
8.960%, CME Term SOFR + 4.000%, 08/21/2028 (D)	32	32
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
8.604%, CME Term SOFR + 4.000%, 03/30/2029 (D)(H)	1,545	1,538
Cloud Software Group, Inc., Third Amendment Term Loan, 1st Lien
9.104%, CME Term SOFR + 4.500%, 03/21/2031 (D)	700	702
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.865%, CME Term SOFR + 5.000%, 09/18/2026 (D)	771	771
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.710%, CME Term SOFR + 3.750%, 05/17/2028 (D)	218	199
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
8.460%, CME Term SOFR + 3.500%, 10/02/2027 (D)	1,470	1,427
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.695%, CME Term SOFR + 3.750%, 11/23/2027 (D)	670	660
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.597%, CME Term SOFR + 4.500%, 01/18/2028 (D)	99	96
Curia Global, Inc., 2021 Term Loan, 1st Lien
9.102%, CME Term SOFR + 3.750%, 08/30/2026 (D)	924	877
9.097%, CME Term SOFR + 3.750%, 08/30/2026 (D)	2	2
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.615%, CME Term SOFR + 3.750%, 10/04/2028 (D)	336	324
Diamond Sports Group, LLC, Dip Term Loan, 1st Lien
10.167%, 12/02/2024	281	335

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.960%, CME Term SOFR + 5.000%, 08/02/2027 (D)	$211	$211
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.460%, CME Term SOFR + 7.500%, 11/23/2026 (D)(E)	2,342	2,297
Eastman Tire, Term Loan B, 1st Lien
10.115%, 11/01/2028 (D)(H)	911	765
Emrld Borrower, LP, Second Amendment Incremental Term Loan, 1st Lien
7.557%, 08/04/2031	137	137
Endo Finance Holdings, Inc., Initial Term Loan, 1st Lien
9.783%, CME Term SOFR + 4.500%, 04/23/2031 (D)	795	794
Envestnet/BCPE Pequod, Term Loan, 1st Lien
0.000%, 09/19/2031 (F)(H)	228	227
Envision Healthcare Operating, Inc., Initial Term Loan
13.368%, CME Term SOFR + 8.250%, 12/30/2027 (D)	787	787
Enviva Inc., Initial Note
13.301%, CME Term SOFR + 8.000%, 12/13/2024 (D)	291	328
Enviva Inc., Term Loan A1 DDTL
13.016%, CME Term SOFR + 8.000%, 12/13/2024 (D)	194	219
Enviva, Inc.
0.000%, 06/30/2027 (D)(E)(F)	2	—
Enviva, Inc., Term Loan B1 DDTL
13.282%, CME Term SOFR + 8.000%, 12/13/2024 (D)	194	195
10.579%, 12/13/2024	291	3
Enviva, Inc., Term Loan, 1st Lien
12.250%, CME Term SOFR + 2.750%, 06/30/2027 (D)(E)	629	629
Epic Crude Services, LP, Term Loan, 1st Lien
10.361%, CME Term SOFR + 5.000%, 03/02/2026 (D)	892	893
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
8.845%, CME Term SOFR + 4.000%, 02/04/2027 (D)	1,365	1,371
First Advantage, Term Loan, 1st Lien
0.000%, 09/19/2031 (F)(H)	209	208
First Student Bidco Inc., Initial Term B Loan, 1st Lien
7.865%, CME Term SOFR + 3.000%, 07/21/2028 (D)	238	238

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Student Bidco Inc., Initial Term C Loan, 1st Lien
7.865%, CME Term SOFR + 3.000%, 07/21/2028 (D)	$73	$73
First Student Bidco Inc., TLB-2 Loan, 1st Lien
7.704%, CME Term SOFR + 3.000%, 07/21/2028 (D)	250	250
Fitness International, LLC, Term B Loan
10.505%, CME Term SOFR + 5.250%, 02/05/2029 (D)	675	672
10.497%, CME Term SOFR + 5.250%, 02/05/2029 (D)	2	2
Freeport LNG Investments, LLLP, 1st Lien
8.544%, 11/16/2026 (H)	1,060	1,054
Gainwell Acquisition Corp, Term B Loan, 1st Lien
8.704%, CME Term SOFR + 4.000%, 10/01/2027 (D)(H)	96	91
GatesAir, Term Loan
14.862%, 08/01/2027 (C)(E)	1,156	1,156
Genesys Cloud Services Holdings I, LLC, 2024 Incremental Dollar Term Loan, 1st Lien
8.710%, CME Term SOFR + 3.750%, 12/01/2027 (D)	831	831
Genesys Cloud Services Holdings I, LLC, 2024 Incremental No. 2 Dollar Term Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 12/01/2027 (D)	275	276
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
8.345%, CME Term SOFR + 3.500%, 10/31/2028 (D)	1,512	1,510
Global Medical Response, Inc, 2024 Extended Term Loan, 1st Lien
9.711%, CME Term SOFR + 4.750%, 10/31/2028 (D)(H)	3,809	3,781
Graham Packaging Company Inc., Initial Term Loan
7.345%, CME Term SOFR + 2.500%, 08/04/2027 (D)	336	335
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.402%, CME Term SOFR + 2.000%, 11/15/2027 (D)	640	621
Hertz Corporation, Initial Term B Loan, 1st Lien
8.882%, CME Term SOFR + 3.500%, 06/30/2028 (D)(H)	2	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
HIG Finance 2 Limited, 2024 Dollar Term Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 02/15/2031 (D)	$1,204	$1,204
Instructure/Icon Parent, Term Loan, 1st Lien
0.000%, 09/11/2031 (F)(H)	185	184
Instructure/Icon Parent, Term Loan, 2nd Lien
0.000%, 09/10/2032 (F)(H)	1,110	1,112
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
8.960%, CME Term SOFR + 4.000%, 04/26/2028 (D)	885	882
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(D)(E)	2,253	—
Johnstone Supply, LLC, Initial Term Loan, 1st Lien
8.174%, CME Term SOFR + 3.000%, 06/09/2031 (D)	395	394
Journey Personal Care Corp., Initial Term Loan, 1st Lien
9.210%, CME Term SOFR + 4.250%, 03/01/2028 (D)	1,652	1,648
Jump Financial, LLC, Term Loan, 1st Lien
9.365%, CME Term SOFR + 4.500%, 08/07/2028 (D)	3,137	3,098
KNS Acquistion Corp., Initial Term Loan, 1st Lien
11.210%, CME Term SOFR + 6.250%, 04/21/2027 (C)(D)(H)	1,615	985
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.945%, CME Term SOFR + 5.000%, 10/29/2028 (D)	976	952
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (E)	577	577
Libbey Glass LLC, Incremental Term Loan, 1st Lien
11.929%, CME Term SOFR + 6.500%, 11/22/2027 (D)	1,732	1,709
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.728%, CME Term SOFR + 6.500%, 12/31/2026 (C)(D)(H)	8,243	3,297
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
11.002%, CME Term SOFR + 5.750%, 01/29/2027 (D)	2,372	2,401
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
11.002%, CME Term SOFR + 5.750%, 01/29/2027 (D)	134	136

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lumen Technologies Inc., Term B-2 Loan
7.319%, CME Term SOFR + 2.350%, 04/15/2030 (D)(H)	$545	$471
Madison IAQ, LLC, Initial Term Loan, 1st Lien
7.889%, CME Term SOFR + 2.750%, 06/21/2028 (D)	302	302
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
12.126%, CME Term SOFR + 6.750%, 07/27/2028 (D)(H)	1,834	1,733
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
12.116%, CME Term SOFR + 7.000%, 07/27/2028 (D)(H)	2,022	1,385
Magenta Security Holdings LLC, Super Priority Term Loan, 1st Lien
11.366%, CME Term SOFR + 6.250%, 07/27/2028 (D)(H)	410	417
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
11.626%, CME Term SOFR + 6.250%, 07/27/2028 (D)(E)	588	172
Magnite Inc., Term Loan B
8.766%, CME Term SOFR + 4.000%, 02/06/2031 (D)	1,666	1,676
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.811%, CME Term SOFR + 5.750%, 08/18/2028 (C)(D)(E)	522	327
10.073%, CME Term SOFR + 4.750%, 08/18/2028 (C)(D)(E)	5,040	3,286
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 10/23/2028 (D)	646	646
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.095%, CME Term SOFR + 4.250%, 05/03/2028 (D)	678	673
MI Opco Holdings, Inc., 2023 Term Loan
12.195%, 03/31/2028	760	745
MI Windows and Doors, LLC, 2024 Incremental Term Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 03/28/2031 (D)	135	135
MLN US HoldCo LLC, Term B Loan, 1st Lien
9.414%, CME Term SOFR + 4.500%, 11/30/2025 (D)	647	29
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.169%, CME Term SOFR + 7.000%, 10/26/2028 (C)(D)	1,924	1,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.569%, CME Term SOFR + 4.250%, 09/01/2028 (D)	$230	$173
Naked Juice LLC, Initial Loan, 2nd Lien
10.704%, CME Term SOFR + 6.000%, 01/24/2030 (D)(H)	1,080	655
Naked Juice/Tropicana, Term Loan, 1st Lien
8.685%, CME Term SOFR + 3.250%, 01/24/2029 (D)(H)	976	796
Neon Maple/Pivotal Pay/Nuvei Tech, Term Loan B1, 1st Lien
0.000%, 07/18/2031 (F)(H)	307	304
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
8.865%, CME Term SOFR + 4.000%, 08/19/2026 (D)	143	137
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 08/19/2026 (D)	1,423	1,361
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.404%, CME Term SOFR + 5.000%, 04/11/2029 (D)	1,166	1,092
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.195%, CME Term SOFR + 6.250%, 11/05/2029 (D)	1,167	1,161
Obra TL, 1st Lien
12.530%, 06/21/2029 (E)	1,088	1,056
Osaic Holdings, Inc., Term B-3 Loan, 1st Lien
8.845%, CME Term SOFR + 4.000%, 08/17/2028 (D)	803	793
Ovation Parent, Inc., Initial Term Loan, 1st Lien
8.104%, CME Term SOFR + 3.500%, 04/21/2031 (D)	485	486
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 1st Lien
8.095%, CME Term SOFR + 3.250%, 11/30/2027 (D)	632	632
Parexel International Inc., Fifth Amendment Term Loan, 1st Lien
7.845%, CME Term SOFR + 3.000%, 11/15/2028 (D)	215	215
Park River Holdings Inc., Initial Term Loan, 1st Lien
8.843%, CME Term SOFR + 3.250%, 12/28/2027 (D)	124	121

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 03/03/2028 (D)	$433	$412
Polar US Borrower, LLC, Term B-1-A Loan
0.000%, 10/16/2028 (D)(F)	1,477	1,085
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien
15.352%, CME Term SOFR + 10.000%, 03/20/2026 (C)(D)(E)	936	861
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.445%, CME Term SOFR + 3.197%, 10/02/2028 (D)	1,088	867
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.652%, CME Term SOFR + 4.250%, 02/01/2029 (D)(H)	1,278	850
Radiology Partners, Inc., Term B Loan, 1st Lien
10.383%, CME Term SOFR + 5.000%, 01/31/2029 (D)(H)	925	904
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
9.595%, CME Term SOFR + 4.750%, 11/28/2028 (D)	174	174
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
12.218%, CME Term SOFR + 7.500%, 06/29/2028 (D)	48	39
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
5.604%, CME Term SOFR + 1.000%, 10/01/2027 (D)	173	147
Sinclair Television Group, Inc., Term B-3 Loan
8.514%, CME Term SOFR + 3.000%, 04/01/2028 (D)(H)	903	664
SPX Flow, Inc., 2024 Refinancing Term Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 04/05/2029 (D)	141	141
Star Parent, Inc., Term Loan, 1st Lien
8.354%, CME Term SOFR + 3.750%, 09/27/2030 (D)	114	111
Station Casinos LLC, Term B Facility, 1st Lien
7.095%, CME Term SOFR + 2.250%, 03/14/2031 (D)	1,022	1,017
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
9.595%, CME Term SOFR + 4.750%, 03/15/2030 (D)	574	572

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.670%, CME Term SOFR + 2.750%, 12/19/2030 (D)	$1,657	$1,657
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.960%, CME Term SOFR + 4.000%, 10/06/2028 (C)(D)(H)	683	561
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.502%, CME Term SOFR + 5.250%, 03/02/2027 (D)	5,448	5,198
10.497%, CME Term SOFR + 5.250%, 03/02/2027 (D)	16	15
Terrier Media Buyer, Term B Loan, 1st Lien
8.204%, CME Term SOFR + 3.500%, 12/17/2026 (C)(D)	324	284
Thunder Generation, Term Loan, 1st Lien
0.000%, 09/27/2031 (E)(F)(H)	830	829
Topgolf, Term Loan, 1st Lien
7.845%, CME Term SOFR + 3.000%, 03/15/2030 (D)	109	108
TortoiseEcofin, Term Loan, 1st Lien
8.861%, 10/27/2028	194	175
Traverse Midstream Partners LLC, Advance, 1st Lien
8.752%, CME Term SOFR + 3.500%, 02/16/2028 (D)	968	968
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 03/31/2028 (D)	200	199
U.S. Renal Care, Inc., Closing Date Term Loan
10.361%, CME Term SOFR + 5.000%, 06/20/2028 (D)	65	59
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.361%, CME Term SOFR + 5.000%, 06/20/2028 (D)	331	301
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
8.555%, CME Term SOFR + 3.250%, 02/10/2031 (D)	105	105
Varsity Brands, Inc, Initial Term Loan, 1st Lien
8.821%, CME Term SOFR + 3.750%, 08/26/2031 (D)	1,911	1,897
Venator Materials PLC, Term Loan, 1st Lien
7.299%, 10/12/2028	208	207
Venator, Term Loan, 1st Lien
15.286%, 01/16/2026	127	127

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.333%, CME Term SOFR + 4.000%, 08/20/2025 (D)	$1,708	$1,561
Victra Holdings, LLC, Third Amendment Incremental Term Loan, 1st Lien
9.854%, CME Term SOFR + 5.250%, 03/31/2029 (D)(H)	1,551	1,563
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
14.195%, CME Term SOFR + 9.250%, 06/30/2028 (D)(E)	1,615	1,672
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 01/27/2031 (D)	900	900
White Cap Supply Holdings, LLC, Tranche C Term Loan
8.095%, CME Term SOFR + 3.250%, 10/19/2029 (D)	429	425
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (B)(C)(D)(E)	3,603	599
Zayo Group Holdings, Inc., 2022 Incremental Term Loan
9.095%, CME Term SOFR + 4.250%, 03/09/2027 (D)(H)	1,659	1,526
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 09/28/2029 (D)	496	496

Total Loan Participations
(Cost $126,370) ($ Thousands)		116,127

ASSET-BACKED SECURITIES — 7.3%
Other Asset-Backed Securities — 7.3%

Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.147%, TSFR3M + 8.862%, 04/17/2033 (A)(D)	1,446	1,416
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R
0.000%, 10/19/2037 (A)(D)(F)	1,530	1,530
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(D)(E)(F)	4,490	1
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	3,390	744
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(E)(F)	4,450	2,214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	$5,857	$2,226
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	4,663	734
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	3,427	1,648
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(D)(E)(F)	2,128	894
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (D)(E)(F)	4,839	2,420
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,531	101
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (E)(F)	13,726	5,662
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
13.097%, TSFR3M + 7.800%, 07/20/2037 (A)(D)	100	96
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	7,502	3,065
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	6,715	26
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (E)(F)	6,720	1,297
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	7,631	4,600
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	9,932	3,506
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(D)(E)(F)	3,486	2,336
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(D)(E)(F)	2,261	1,812
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (E)(F)	3,157	2,028
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(E)(F)	2,725	559
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(E)(F)	3,139	471
Great Lakes CLO, Ser 2015-1A, Cl ER
12.936%, TSFR3M + 7.622%, 01/16/2030 (A)(D)	3,253	3,232
Great Lakes CLO, Ser 2015-1A, Cl FR
15.576%, TSFR3M + 10.262%, 01/16/2030 (A)(D)	1,198	1,121
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	4,519	2,061

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/15/2036 (A)(D)(E)(F)	$4,293	$2,533
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(D)(E)(F)	651	462
LCM CLO, Ser 31A
0.000%, 01/20/2032 (E)(F)	1,115	493
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(D)(E)(F)	3,797	4
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	1,755	1,404
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(E)(F)	3,640	1,383
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (E)(F)	1,924	1,102
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (E)(F)	3,294	2,261
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(E)(F)	1,095	534
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(E)	14	5
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	7,983	1,756
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)(F)	2,086	834
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(D)(E)(F)	1,224	854
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (E)(F)	4,413	2,476
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(E)(F)	9,085	6,165
TCW CLO Warehouse Note, Ser 2018-1
0.000%, (E)(F)	702	702
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(D)(E)(F)	4,194	1,845
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(D)(E)(F)	5,076	1,726
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(D)(E)(F)	3,528	1,905
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (E)(F)	5,352	2,596
TCW CLO, Ser 2024-1A, Cl ER3
0.000%, 10/25/2035 (A)(D)(F)	936	936
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	11,892	1,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(D)(E)(F)	$2,030	$20
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	1,609	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	3,228	129
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (E)(F)	3,959	2,758
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (E)(F)	6,577	3,042

Total Asset-Backed Securities
(Cost $29,691) ($ Thousands)		85,330

	Shares
COMMON STOCK — 1.6%
21st Century Oncology Private Company *(E)	15,311	249
Air Methods *(E)	2,219	237
Aquity Holdings Inc *(E)	85,745	13
Arctic Canadian Diamond Company Ltd *(E)	1,054	155
AVAYA Inc *(C)(E)	127,790	831
Burgundy Diamond Mines Ltd *	2,083,693	195
Carestream Health Holdings Inc *(E)	69,956	1,306
CHC Group LLC *	399	—
Clear Channel Outdoor Holdings Inc, Cl A *	39,771	64
Copper Property CTL Pass Through Trust (E)	103,694	1,246
Cornerstone Chemical *(E)	162,678	3,335
Endo *	36,558	941
Envision Healthcare Corp *	174,150	1,807
Expand Energy Corp	3,418	281
Frontier Communications Parent Inc *	4,909	174
Guitar Center *(C)(E)	13,905	1,700
Gulfport Energy Corp *	1,056	160
Gymboree Holding Corp *(C)(E)	40,312	—
iHeartMedia Inc *	8,286	15
Intelsat Jackson Holdings Inc *(E)	26,351	830
Lannett *(E)	93,813	206
Mallinckrodt PLC *(E)	4,647	348
Medical Card Systems *(E)	284,758	89
Monitronics International *(E)	5,065	81
MYT Holding LLC, Ser B *(E)	274,755	69
National CineMedia Inc *	14,231	100
Neiman Marcus Group *(E)	6,554	885
Nine West FKA Premier Brands *(C)(E)	92,548	131
Parker Drilling Co *(C)(E)	79,089	1,107
Quad/Graphics Inc	54	—
Rite Aid *(C)(E)	2,995	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	65
SSB Equipment Company *(E)	11,559	—
Venator Materials PLC *	453	238
VICI Properties Inc, Cl A ‡	21,829	727

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WeWork Inc *(E)	84,062	$1,090

Total Common Stock
(Cost $25,604) ($ Thousands)		18,675

PREFERRED STOCK — 1.1%
Ares LXXIV CLO, Ser 2024-74A, Cl SUB, 0.000% *(D)(E)(F)(G)	2,276,000	1,938
Benefit Street Partners CLO IV, 0.000% *(E)(G)(I)	6,657,000	3,328
Benefit Street Partners CLO IX, 0.000% *(E)(G)(I)	2,293,000	734
Claire's Stores, 0.000% *(E)(F)(G)	936	801
FHLMC, 5.919% (D)(G)	16,903	101
FNMA, 0.000% *(D)(F)(G)	24,650	148
Foresight, 0.000% *(E)(F)(G)	32,601	391
Guitar Center, 0.000% *(C)(E)(F)(G)	365	35
Gulfport Energy Corp, 10.000% cash/0% PIK *(E)(G)	28	303
MYT Holding LLC, 10.000% (G)	325,766	208
Osaic Financial Services, 6.500% (G)	65,290	1,280
Qurate Retail, 8.000% (G)	6,998	304
Syniverse, 0.000% *(E)(F)(G)	3,438,050	3,380

Total Preferred Stock
(Cost $9,498) ($ Thousands)		12,951
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.8%
Anywhere Real Estate Group
0.250%, 06/15/2026	$815	712
Authentic Brands
5.000%, 09/01/2029(E)	280	208
Blackstone Mortgage Trust
5.500%, 03/15/2027	824	781
DISH Network
0.000%, 12/15/2025(I)	1,470	1,272
3.375%, 08/15/2026	465	373
Expand Energy Corp (Escrow Security)
5.500%, 09/15/2026(B)	100	2
JetBlue Airways
2.500%, 09/01/2029(A)	542	681
Liberty Interactive
4.000%, 11/15/2029	122	43
3.750%, 02/15/2030	3,022	1,043
Liberty TripAdvisor Holdings
0.500%, 06/30/2051(A)	539	502
MicroStrategy
0.625%, 09/15/2028(A)	540	649
MKS Instruments
1.250%, 06/01/2030(A)	542	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Multiplan
6.000%, 10/15/2027(A)	$589	$362
North Sea Natural Resources
0.000%, 01/23/2028(E)(F)	570	57
0.000%, 01/23/2028(E)(F)	82	8
0.000%, 01/23/2028(E)(F)	40	4
Rite Aid
12.000%, 12/31/2025(C)(E)	183	183
0.000%, 12/31/2049(C)(E)(F)	299	172
Silver Airways LLC
15.000%, 12/31/2027(E)	4,285	–
15.000%, 01/07/2028(E)	705	18
15.000% cash/0% PIK, 01/07/2028(E)	1,047	719
Tacora Restructure
13.000%, 09/19/2031(C)(E)	62	62
TripAdvisor
0.250%, 04/01/2026	270	251
Wayfair
0.625%, 10/01/2025	815	775

Total Convertible Bonds
(Cost $15,663) ($ Thousands)		9,417

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(E)	19,546	1,030
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	3,680	171
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	3,681	83
Intelsat Jackson Holdings
Strike Price $– *‡‡(C)(E)	4	–
Neiman Marcus Group
Strike Price $– *‡‡(E)	3,938	40
Silver Airways LLC
Strike Price $– *‡‡(E)	2	–
Tacora Resources
Strike Price $– *‡‡(C)(E)	17,105	17
Windstream
Strike Price $– *‡‡(E)	104	2

Total Warrants
(Cost $663) ($ Thousands)		1,343

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	20,844,339	$20,844
Total Cash Equivalent
(Cost $20,844) ($ Thousands)		20,844
Total Investments in Securities — 99.7%
(Cost $1,141,589) ($ Thousands)		$1,165,906

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Barclays PLC	12/12/24	AUD	448	USD	301	$(10)

Percentages are based on Net Assets of $1,169,671 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $828,061 ($ Thousands), representing 70.8% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of September 30, 2024 was $27,136 ($ Thousands) and represented 2.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	No interest rate available.
(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	894,433	6,786	901,219
Loan Participations	–	100,796	15,331	116,127
Asset-Backed Securities	–	8,331	76,999	85,330
Common Stock	1,955	2,813	13,907	18,675
Preferred Stock	1,833	208	10,910	12,951
Convertible Bonds	–	7,986	1,431	9,417
Warrants	–	–	1,343	1,343
Cash Equivalent	20,844	–	–	20,844
Total Investments in Securities	24,632	1,014,567	126,707	1,165,906

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Depreciation	–	(10)	–	(10)
Total Other Financial Instruments	–	(10)	–	(10)

*		Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants	Investments in Rights
Balance as of September 30, 2023	$7,295	$6,921	$98,517	$8,440	$5,423	$4,114	$378	$–	^
Accrued discounts/premiums	38	6	(89)	–	–	3	–	–
Realized gain/(loss)	(2,883)	45	13,567	5,833	163	–	–	–
Change in unrealized appreciation/(depreciation)	2,618	(38)	3,584	(2,699)	(23)	(5,805)	187	–
Purchases	3,895	1,922	9,009	2,148	6,273	2,776	–	–
Sales	(5,455)	(449)	(40,195)	(2,080)	(927)	(40)	–	–
Net transfer into Level 3	1,278	8,631	–	2,265	–	383	778	–
Net transfer out of Level 3	–	(1,707)	(7,394)	–	–	–	–	–
Ending Balance as of September 30, 2024(1)	$6,786	$15,331	$76,999	$13,907	$10,909	$1,431	$1,343	$–
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(713)	$(3,395)	$5,383	$(3,691)	$(164)	$(4,960)	$211	$–

(1) Of the $126,706 ($ Thousands) in Level 3 securities as of September 30, 2024, $27,242 ($ Thousands) or 2.3% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. When significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

^ This category includes securities with a value of $0.

For the year ended September 30, 2024, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Category	Market Value at September 30, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Corporate Bonds	$5,425	Enterprise Value Coverage Analysis	EBITDA	74m
			EBITDA multiple	5.5x - 7.5x
		Enterprise Value Coverage Analysis	EBITDA	74m
			EBITDA multiple	5.5x - 7.5x
		Estimated recovery model	Pref B Shares	11.9m
		Estimated recovery model	Pref B Shares	11.9m
		Discounted cash flow model	Implied total yield	13.67% - 14.67%

Loan Participations	7,050	Discounted cash flow model	Implied total yield	9.80% - 10.20%
		Discounted cash flow model	Implied total credit spread	10.73% - 11.73%
		Discounted cash flow model	Implied credit spread	8.05% - 9.05%
		Enterprise Value Coverage Analysis	NFY Net Revenue	$255.4m
			Multiple	0.30x - 0.35x
		Discounted cash flow model	Implied total credit spread	7.99% - 8.99%
		Recent transaction price	N/A	N/A

Common Stock	8,283	Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Market Approach	EBITDA Multiple	6.5x
		Estimated recovery model	Equity Value	$240m
			Oustanding Shares	12m
			Illiquidity Discount	0.2
		Comparable company analysis	EBITDA	$163m
			EBITDA multiple	3.50x - 4.00x
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	50%
		Comparable company analysis	NFY Net Revenue	$255.4m
			Multiple	0.30x - 0.35x

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Category	Market Value at September 30, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Comparable company analysis	EBITDA	74m
			EBITDA multiple	5.5x - 7.5x
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	0.45
		Estimated recovery model	Earnout Realization Probability	0.05
			Discount Factor	4.68% - 6%
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	0.35
		Estimated recovery model	Equity Value	$765m
			Oustanding Shares	51.9m
			Illiquidity Discount	0.12

Preferred Stock	3,689

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	0.5
		Discounted cash flow model	Implied total yield	11.88% - 13.88%

Convertible Bonds	1,479	Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Net recovery approach	LTM Revenue	$109.4m
			EBITDA multiple	0.15x-0.20x
		Enterprise Value Coverage Analysis	Mine valuation	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x-6.0x
		Estimated recovery model	Trust Proceeds	$350m
		Estimated recovery model	Trust Proceeds	$350m

Warrants	1,039	Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	0.5
		Asset & Income Approach	Mine valuation	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x-6.0x
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.03561
			Share Price	106.83
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.03561
			Share Price	106.83

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Continued)

Category	Market Value at September 30, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Market Approach	EBITDA Multiple	6.5x
		Market Approach	EBITDA Multiple	6.5x

Total	$26,965

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$73	$(74)	$—	$—	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	13,031	558,412	(550,599)	—	—	20,844	1,549	—
Totals	$13,032	$558,485	$(550,673)	$–	$—	$20,844	$1,549	$—

A list of the restricted securities, excluding 144a, held by the Fund at September 30, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
CMG Media	$4,350	12/12/2019	$3,909	$2,545
Mountain Province Diamonds	1,989	12/14/2022	1,962	1,876
Northwest Acquisitions ULC	2,115	10/1/2019	1,493	–
RAD (Escrow Security)	3,894	9/4/2024	–	–
Rite Aid	1,554	9/4/2024	966	973
SWF Holdings I	495	5/28/2024	511	314
Tacora Resources	997	9/19/2024	–	304
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	4,229	5/1/2023	3,960	3,717
GatesAir, Term Loan	1,156	7/29/2022	1,134	1,156
KNS Acquistion Corp., Initial Term Loan, 1st Lien	1,615	7/13/2023	1,292	985
LifeScan Global Corporation, Initial Term Loan, 1st Lien	8,243	6/19/2018	7,297	3,297
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	522	7/8/2022	491	327
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	5,040	8/13/2021	4,232	3,286
Mountaineer Merger Corp., Initial Term Loan, 1st Lien	1,924	10/22/2021	1,780	1,559
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien	936	3/19/2019	895	861
SWF Holdings I Corp., Initial Term Loan, 1st Lien	683	5/30/2024	580	561
Terrier Media Buyer, Term B Loan, 1st Lien	324	6/6/2024	264	284
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien	3,603	1/26/2023	3,048	599
Common Stock
AVAYA Inc	127,790	5/1/2023	1,894	831
Guitar Center	13,905	1/8/2021	1,762	1,700
Gymboree Holding Corp	40,312	10/2/2017	672	–
Nine West FKA Premier Brands	92,548	4/5/2019	1,967	131
Parker Drilling Co	79,089	3/26/2019	1,000	1,107
Rite Aid	2,995	9/4/2024	–	–
Preferred Stock
Guitar Center	365	1/8/2021	34	35
Convertible Bond
Rite Aid	$183	8/27/2024	150	183

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

High Yield Bond Fund (Concluded)

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Rite Aid	$299	9/4/2024	$174	$172
Tacora Restructure	62	9/19/2024	62	62
Warrant
Guitar Center	3,680	1/8/2021	197	171
Guitar Center	3,681	1/8/2021	132	83
Intelsat Jackson Holdings	4	3/3/2022	–	–
Tacora Resources	17,105	9/19/2024	17	17
			$41,875	$27,136

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 63.5%
Consumer Discretionary — 1.0%
Mercedes-Benz Finance North America
5.265%, 10/07/2024 (A)	$6,000	$5,994
5.226%, 10/30/2024 (A)	1,500	1,494

		7,488

Financials — 58.3%
ABN AMRO Bank
4.964%, 04/21/2025 (A)	2,000	1,951
Alinghi Funding
5.516%, 10/04/2024 (A)	4,000	3,998
5.508%, 11/20/2024 (A)	3,000	2,980
5.472%, 02/07/2025 (A)	5,000	4,918
ANZ New Zealand International
5.188%, 02/28/2025 (A)	3,000	2,944
Aquitaine Funding
5.401%, 11/01/2024 (A)	9,000	8,961
5.191%, 10/11/2024 (A)	5,000	4,993
4.899%, 10/18/2024 (A)	8,000	7,980
Australia & New Zealand Banking Group
5.419%, 12/16/2024 (A)	3,500	3,466
5.071%, 01/06/2025 (A)	2,000	1,975
Bank of America Securities
5.544%, 06/06/2025 (A)	2,000	1,941
Bank of Montreal
5.718%, 11/07/2024 (A)	2,000	1,990
5.399%, 03/31/2025 (A)	2,000	1,956
Bank of New York Mellon
5.180%, 05/09/2025 (A)	2,000	2,000
Barton Capital
5.345%, 10/18/2024 (A)	1,000	998
Bay Square Funding
5.070%, 10/01/2024 (A)	6,000	6,000
Bayerische Landesbank
4.835%, 10/01/2024 (A)	14,000	13,998
Bedford Row Funding
4.855%, 10/01/2024 (A)(B)	5,000	4,999
BPCE
5.080%, 03/03/2025 (A)	2,500	2,501
4.970%, 03/03/2025 (A)(B)	2,500	2,452
Brighthouse Financial
5.158%, 04/29/2025 (A)	3,000	2,922
5.057%, 01/07/2025 (A)	4,000	3,949
Britannia Funding
5.125%, 02/12/2025 (A)	6,000	5,897
Cabot Trail Funding
4.831%, 10/01/2024 (A)	10,396	10,395
Cancara Asset Securitization
5.031%, 02/10/2025 (A)	1,500	1,475
CDP Financial
5.223%, 04/28/2025 (A)	3,000	2,925
Chariot Funding
5.434%, 10/09/2024 (A)	3,500	3,496

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
5.425%, 10/18/2024 (A)	$3,000	$2,993
Charta
5.449%, 10/25/2024 (A)	7,000	6,976
Chesham Finance
4.903%, 10/28/2024 (A)	7,000	6,974
4.851%, 10/01/2024 (A)	18,900	18,897
Columbia Funding
5.525%, 12/09/2024 (A)	3,500	3,467
5.453%, 01/16/2025 (A)	8,000	7,888
4.608%, 03/26/2025 (A)	4,000	3,912
4.511%, 03/27/2025 (A)	1,500	1,467
Commonwealth Bank of Australia
5.030%, 11/07/2024 (A)	1,000	1,000
Concord Minutemen Capital
5.518%, 10/17/2024 (A)	3,000	2,993
DNB Bank
5.525%, 12/05/2024 (A)	2,500	2,478
5.384%, 04/01/2025 (A)	2,500	2,445
5.173%, 01/22/2025 (A)	2,000	1,971
4.933%, 02/24/2025 (A)	4,000	3,928
Endeavour Funding
5.274%, 02/04/2025 (A)	6,000	5,903
Federation des Caisses Desjardins
5.056%, 12/05/2024 (A)	7,000	6,939
ING US Funding
5.501%, 10/02/2024 (A)	3,000	2,999
5.293%, 02/18/2025 (A)	3,000	2,947
5.130%, 02/10/2025 (A)	1,550	1,551
Ionic Funding
4.777%, 11/14/2024 (A)	7,000	6,957
4.754%, 12/03/2024 (A)	3,000	2,974
Korea Development Bank
5.511%, 11/07/2024 (A)	2,000	1,990
5.490%, 10/29/2024 (A)	4,000	3,984
Landesbank Baden-Wuerttemberg NY
4.841%, 10/01/2024 (A)	34,000	33,995
Liberty Street Funding
5.489%, 01/06/2025 (A)	2,500	2,468
Lime Funding
5.340%, 10/03/2024 (A)	5,850	5,848
4.845%, 10/02/2024 (A)	10,000	9,997
LMA-Americas
4.972%, 02/27/2025 (A)	1,500	1,472
Longship Funding
4.862%, 10/15/2024 (A)	5,000	4,990
4.859%, 10/03/2024 (A)	7,000	6,997
4.857%, 10/04/2024 (A)	4,300	4,298
Mackinac Funding
5.452%, 01/16/2025 (A)	3,000	2,958
5.088%, 01/07/2025 (A)	5,000	4,936
Macquarie Bank
5.486%, 01/21/2025 (A)	2,500	2,464
5.325%, 02/07/2025 (A)	2,200	2,164

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
5.309%, 01/13/2025 (A)	$3,000	$2,960
5.216%, 03/03/2025 (A)	1,500	1,472
5.200%, 08/15/2025 (A)	2,000	2,000
5.100%, 02/18/2025 (A)	1,500	1,500
Mainbeach Funding
4.855%, 10/03/2024 (A)	6,000	5,998
National Australia Bank
5.292%, 10/04/2024 (A)	2,900	2,899
5.020%, 10/21/2024 (A)	2,500	2,500
National Bank of Canada
5.236%, 04/16/2025 (A)	3,000	2,928
5.197%, 01/22/2025 (A)	2,000	1,971
National Securities Clearing
5.218%, 02/03/2025 (A)	3,000	2,953
National Westminster Bank
4.830%, 10/03/2024 (A)	10,000	9,996
Old Line Funding
5.260%, 02/14/2025 (A)	2,000	1,966
Oversea-Chinese Banking
5.030%, 01/21/2025 (A)	4,000	4,000
Overwatch Alpha Funding
4.914%, 10/21/2024 (A)	3,000	2,991
4.841%, 10/01/2024 (A)	25,000	24,997
Paradelle Funding
5.479%, 06/06/2025 (A)	3,500	3,398
5.196%, 07/16/2025 (A)	2,500	2,416
Podium Funding Trust
5.448%, 02/03/2025 (A)	3,000	2,952
5.115%, 12/04/2024 (A)	3,000	2,975
Ridgefield Funding
4.978%, 02/10/2025 (A)	4,000	3,933
Royal Bank of Canada
5.801%, 11/06/2024 (A)	2,000	1,990
5.187%, 04/09/2025 (A)	2,200	2,150
5.080%, 02/18/2025 (A)	2,000	2,000
Starbird Funding
5.020%, 10/07/2024 (A)	2,700	2,700
Svenska Handelsbanken
5.442%, 10/21/2024 (A)	3,000	2,992
United Overseas Bank
5.521%, 10/24/2024 (A)	6,500	6,500
Versailles Commercial Paper
5.297%, 10/11/2024 (A)	2,000	1,997
Washington Morgan Capital
5.143%, 02/14/2025 (A)	8,500	8,354
Westpac Banking
5.691%, 11/14/2024 (A)	2,000	1,988
5.690%, 11/07/2024 (A)	1,500	1,493
Westpac Securities
5.479%, 05/16/2025 (A)	2,000	1,946

		421,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Industrials — 2.8%
Automatic Data Processing
4.831%, 10/02/2024 (A)	$20,000	$19,995

Information Technology — 1.4%
Accenture Capital
4.889%, 10/25/2024 (A)	10,000	9,967

Total Commercial Paper
(Cost $458,372) ($ Thousands)		458,645

CORPORATE OBLIGATIONS — 1.0%
Consumer Discretionary — 0.5%
Jets Stadium Development
5.920%, 04/01/2047 (B)(C)	3,800	3,800

Consumer Staples — 0.2%
PepsiCo
5.587%, SOFRINDX + 0.400%, 11/12/2024 (C)	1,185	1,185

Financials — 0.3%
ANZ New Zealand International
5.721%, SOFRRATE + 0.600%, 02/18/2025 (B)(C)	2,202	2,204

Total Corporate Obligations
(Cost $7,189) ($ Thousands)		7,189

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Note
4.721%, USBMMY3M + 0.169%, 04/30/2025 (C)	500	500

Total U.S. Treasury Obligation
(Cost $500) ($ Thousands)		500

CERTIFICATES OF DEPOSIT — 15.0%
Bank of America
5.750%, 11/14/2024	2,500	2,500
5.600%, 11/14/2024	4,000	4,001
5.220%, 02/06/2025	1,839	1,842
Bank of Montreal IL
5.600%, 11/29/2024	2,000	2,002
5.500%, 06/11/2025	2,000	2,016
Bank of Nova Scotia
5.800%, 11/08/2024	1,500	1,500

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Barclays Bank
5.400%, 10/01/2024	$1,000	$1,000
5.220%, 10/04/2024	1,250	1,250
BMO
5.500%, 12/06/2024	2,000	2,002
BNP Paribas NY
5.280%, 12/31/2024	1,500	1,502
5.230%, 12/18/2024	3,000	3,000
Canadian Imperial Bank of Commerce NY
5.190%, 09/23/2025	1,600	1,600
5.170%, 02/07/2025	2,500	2,504
Commonwealth Bank of Australia
5.700%, 11/27/2024	1,500	1,500
5.130%, 01/31/2025	2,000	2,001
Concord Minutemen Capital
5.130%, 03/04/2025	1,500	1,500
Cooperative Rabobank
5.170%, 06/24/2025	2,000	2,012
Credit Industriel et Commercial
5.500%, 05/12/2025	2,000	2,012
Korea Development Bank
5.070%, 10/17/2024	6,000	6,000
Lloyds Bank
5.180%, 02/14/2025	2,000	2,001
5.100%, 07/25/2025	2,000	2,000
Mizuho Bank
5.080%, 11/06/2024	3,500	3,501
MUFG Bank
5.070%, 02/20/2025	3,500	3,501
4.850%, 10/01/2024	13,000	13,000
Raobank
5.270%, 02/05/2025	2,300	2,300
Sumitomo Mitsui Banking
5.070%, 02/05/2025	3,500	3,501
5.070%, 03/05/2025	3,500	3,500
Sumitomo Mitsui Trust Bank
5.210%, 02/05/2025	6,000	6,013
Svenska Handelsbanken
5.100%, 02/05/2025	2,500	2,501
Swedbank
5.340%, 04/09/2025	2,000	2,009
Toronto-Dominion Bank
6.000%, 10/02/2024	2,000	2,000
5.330%, 03/18/2025	2,500	2,498
5.180%, 09/22/2025	2,000	2,000
5.100%, 08/25/2025	2,500	2,519
UBS
5.767%, 08/06/2025	2,000	2,002
5.663%, 02/05/2025	2,000	2,000
Wells Fargo Bank
5.180%, 02/07/2025	3,000	3,006
Westpac Banking
5.400%, 06/06/2025	3,300	3,324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
5.250%, 01/22/2025	$2,000	$2,003
5.140%, 01/31/2025	1,000	1,000
Total Certificates of Deposit
(Cost $107,787) ($ Thousands)		107,923

REPURCHASE AGREEMENTS(D) — 20.2%
Bank of America Securities
4.880%, dated 9/30/2024, to be repurchased on 10/1/2024, repurchase price $90,012,200 (collateralized by various GNMA obligations, ranging in par value $25,244 - $57,544,448, 2.500% - 7.500%, 2/15/2033 - 9/20/2054; with total market value $91,800,000)	90,000	90,000
Goldman Sachs & Co
4.900%, dated 9/30/2024, to be repurchased on 10/1/2024, repurchase price $50,006,806 (collateralized by various GNMA and U.S. Treasury obligations, ranging in par value $64,100 - $21,985,600, 0.000% - 6.500%, 1/15/2026 - 7/15/2058; with total market value $51,000,001)	50,000	50,000
TD Securities
4.900%, dated 9/30/2024, to be repurchased on 10/1/2024, repurchase price $6,000,817 (collateralized by U.S. Treasury obligations, ranging in par value $1,908,200 - $4,456,300, 1.375% - 1.500%, 8/15/2026 - 8/31/2026; with total market value $6,120,034)	6,000	6,000

Total Repurchase Agreements
(Cost $146,000) ($ Thousands)		146,000

Total Investments in Securities — 99.8%
(Cost $719,848) ($ Thousands)		$720,257

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Conservative Income Fund (Concluded)

Percentages are based on Net Assets of $721,772 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $13,455 ($ Thousands), representing 1.9% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	458,645	–	458,645
Corporate Obligations	–	7,189	–	7,189
U.S. Treasury Obligation	–	500	–	500
Certificates of Deposit	–	107,923	–	107,923
Repurchase Agreements	–	146,000	–	146,000
Total Investments in Securities	–	720,257	–	720,257

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$107	$10,014	$(10,121)	$—	$—	$—	$23	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 84.6%
Alabama — 1.5%
Mobile, Industrial Development Board, Alabama Power Company, Barry Plant Project, RB
2.450%, 06/01/2034 (A)	$2,900	$2,900

Arizona — 0.8%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
3.200%, 09/01/2035 (A)(B)	1,500	1,500

California — 1.3%
Los Angeles, RB
5.000%, 06/26/2025	2,500	2,543

Colorado — 5.3%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
3.130%, 11/01/2028 (A)	5,655	5,655
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.150%, 05/15/2062 (A)	4,500	4,500

		10,155

Connecticut — 0.5%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-3, RB
3.150%, 11/15/2048 (A)	1,025	1,025

District of Columbia — 0.0%
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
3.200%, 10/01/2053 (A)(B)(C)	95	95

Florida — 7.5%
JEA, Electric System Revenue, Ser THREE-C-1, RB
3.200%, 10/01/2034 (A)	200	200
Lucie County, Florida Power & Light Project, Ser R, RB
3.250%, 09/01/2028 (A)	7,050	7,050
Miami-Dade County, School Board, RB
4.500%, 01/07/2025	3,000	3,010
Monroe County, School District, RB
4.000%, 05/29/2025	3,000	3,016
Pinellas County, Housing Finance Authority, Bayside Court, RB, FHLMC
3.150%, 10/01/2048 (A)(B)	1,070	1,070

		14,346

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana — 0.9%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
3.300%, 04/01/2030 (A)(C)	$1,770	$1,770

Iowa — 5.2%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
3.310%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Mortgage-Backed Securities Program, RB, GNMA/FNMA/FHLMC
3.150%, 01/01/2047 (A)	900	900
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
3.000%, 09/01/2036 (A)	1,600	1,600

		10,000

Louisiana — 1.4%
Louisiana State, Public Facilities Authority, Louisiana Children's Medical Center Project, RB
3.130%, 09/01/2057 (A)(B)	1,100	1,100
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
3.190%, 11/01/2040 (A)	1,500	1,500

		2,600

Maryland — 0.6%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
3.180%, 02/01/2041 (A)	1,070	1,070

Massachusetts — 1.1%
Sharon, GO
4.500%, 02/27/2025	2,000	2,009

Michigan — 0.1%
Walled Lake, Consolidated School District, GO, Q-SBLF
5.000%, 05/01/2025	110	111

Mississippi — 1.1%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
2.250%, 12/01/2030 (A)	600	600

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Development Bank, Jackson County, Industrial Water System Project, RB
2.250%, 12/01/2039 (A)	$1,425	$1,425

		2,025

Missouri — 3.6%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
3.160%, 04/15/2034 (A)(B)	3,300	3,300
RBC Municipal Products Trust, Ser C-16, RB
3.200%, 09/01/2039 (A)(B)(C)	3,500	3,500

		6,800

New Hampshire — 0.8%
New Hampshire State, Housing Finance Authority, Ser D, RB, GNMA/FNMA/FHLMC
3.580%, 07/01/2056 (A)	1,550	1,556

New Jersey — 10.9%
Bordentown, GO
4.500%, 04/01/2025	2,000	2,010
Egg Harbor Township, GO
4.000%, 08/07/2025	2,850	2,869
Essex County, Improvement Authority, Family Court Building Project, RB
5.000%, 06/18/2025	2,215	2,245
Haledon, Ser A, GO
4.000%, 09/25/2025	900	906
Jersey City, Municipal Utilities Authority, Sewer Project, Ser B, RB
5.000%, 05/01/2025	1,050	1,059
Little Falls, GO
5.000%, 12/13/2024	6,154	6,168
Manasquan, GO
4.000%, 10/01/2025	800	808
Maplewood, GO
4.000%, 10/07/2025	1,300	1,312
Mount Holly, Ser A, GO
4.000%, 09/24/2025	1,000	1,007
Pemberton, GO
4.500%, 05/27/2025	1,000	1,008
Pompton Lakes, GO
4.500%, 06/06/2025	1,500	1,512

		20,904

New York — 15.5%
Babylon, Union Free School District, GO
4.000%, 06/24/2025	900	906
Lafayette, Central School District, GO
4.500%, 06/20/2025	3,000	3,029

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A-1-REMK, RB
2.200%, 11/01/2031 (A)(B)	$3,600	$3,600
Metropolitan New York, Transportation Authority, Sub-Ser E-1-REMK, RB
2.150%, 11/15/2050 (A)(B)	800	800
New York City, Sub-Ser A-3, GO
2.250%, 10/01/2040 (A)(B)	1,480	1,480
New York City, Sub-Ser D-4, GO
2.200%, 08/01/2040 (A)(B)	4,900	4,900
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
3.140%, 11/01/2041 (A)(B)	2,000	2,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
2.200%, 08/01/2052 (A)	400	400
2.150%, 11/01/2042 (A)	1,100	1,100
2.150%, 11/01/2044 (A)	500	500
New York State, Housing Finance Agency, Ser A, RB
3.070%, 11/01/2050 (A)(B)	2,500	2,500
Ossining, GO
4.500%, 08/01/2025	1,000	1,010
Palmyra-Macedon, Central School District, GO
4.500%, 06/17/2025	1,000	1,009
Schodack, Central School District, GO
4.000%, 07/15/2025	3,850	3,873
Union-Endicott, Central School District, GO
4.500%, 06/27/2025	1,200	1,211
Webutuck, Central School District, GO
4.500%, 06/20/2025	1,300	1,311

		29,629

North Carolina — 0.2%
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.375%, 07/01/2048 (A)	390	390

Ohio — 0.7%
Ohio State, Infrastructure Improvement, Ser A, GO
5.000%, 03/01/2025	1,335	1,346

Oklahoma — 0.2%
Oklahoma State, Industries Authority, Educational Facilities Lease, Oklahoma City Public Schools Project, RB
5.000%, 04/01/2025	375	379

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 3.2%
Allegheny County, Sanitary Authority, RB
5.000%, 12/01/2024	$570	$571
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
2.250%, 11/15/2029 (A)	150	150
Northampton County, General Purpose Authority, St. Luke's University Health Network Project, RB
2.200%, 08/15/2054 (A)(B)	4,250	4,250
Pennsylvania State, Turnpike Commission, RB
3.190%, 12/01/2038 (A)(B)	1,100	1,100

		6,071

South Carolina — 5.6%
Charleston, Educational Excellence Finance, RB
5.000%, 12/01/2024	3,000	3,007
South Carolina State, Jobs-Economic Development Authority, Silver Station Apartment Homes Project, RB, FHLB
3.170%, 03/01/2063 (A)(B)	3,000	3,000
South Carolina State, Public Service Authority, Ser A, RB
3.200%, 01/01/2036 (A)(B)	4,100	4,100
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
3.270%, 12/01/2055 (A)(C)	500	500

		10,607

South Dakota — 2.6%
South Dakota State, Housing Development Authority, RB
3.150%, 11/01/2046 (A)	2,200	2,200
South Dakota State, Housing Development Authority, Ser A, RB
3.150%, 11/01/2062 (A)	2,815	2,815

		5,015

Tennessee — 0.1%
Clarksville, Public Building Authority, Pooled Financing, RB
3.230%, 06/01/2029 (A)(B)	185	185

Texas — 7.8%
Bowie County, Industrial Development Corporation, Texarkana Newspapers, RB
2.260%, 11/01/2025 (A)(B)	200	200
Houston, Combined Utility System Revenue, Ser C-, RB
3.230%, 05/15/2034 (A)(B)	2,100	2,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Midland, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	$1,065	$1,072
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
3.210%, 03/01/2039 (A)	5,300	5,300
Texas State, University System, Board of Regents, RB
5.000%, 03/15/2025	770	777
Texas State, Veterans Bonds, GO
3.070%, 12/01/2046 (A)	1,700	1,700
Texas State, Veterans Bonds, Ser B, GO
3.100%, 12/01/2042 (A)	2,000	2,000
Texas State, Veterans Bonds, Ser B-REMK, GO
3.100%, 12/01/2043 (A)	1,750	1,750

		14,899

Utah — 1.0%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
3.200%, 10/01/2035 (A)	1,955	1,955

Virginia — 1.0%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
3.200%, 05/15/2042 (A)	1,955	1,955

Washington — 0.8%
Washington State, Housing Finance Commission, Ser VR, RB
3.150%, 12/01/2046 (A)	1,585	1,585

West Virginia — 0.5%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
3.150%, 06/01/2034 (A)(B)	980	980

Wisconsin — 2.8%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.150%, 03/01/2041 (A)	2,320	2,320
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
3.150%, 03/01/2038 (A)	1,400	1,400

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Ser 2024-2, GO
5.000%, 05/01/2025	$1,545	$1,565

		5,285

Total Municipal Bonds
(Cost $161,603) ($ Thousands)		161,690

TAX-EXEMPT COMMERCIAL PAPER — 17.0%
Dallas-Fort Worth, International Airport Revenue
3.800%, 10/25/2024	2,000	2,000
3.700%, 10/24/2024	1,000	1,000
El Paso, Water & Sewer Revenue
3.550%, 12/09/2024	900	900
3.500%, 12/16/2024	900	900
Lincoln, Electrical System Revenue
3.280%, 11/13/2024	5,000	5,000
Massachusetts Bay, Transportation Authority
3.350%, 10/01/2024	2,150	2,150
3.200%, 11/05/2024	1,300	1,300
Nashville & Davidson County, Metropolitan Government
3.600%, 12/16/2024	1,500	1,500
0.000%, 10/24/2024 (D)	3,000	3,000
Omaha, Public Power District
3.700%, 10/08/2024	2,000	2,000
University of Texas
3.480%, 10/18/2024	1,200	1,200
3.280%, 02/05/2025	1,000	1,001
3.150%, 01/14/2025	4,500	4,501
3.100%, 02/13/2025	3,000	3,001
0.000%, 01/14/2025 (D)	3,000	3,000

Total Tax-Exempt Commercial Paper
(Cost $32,450) ($ Thousands)		32,453

Total Investments in Securities — 101.6%
(Cost $194,053) ($ Thousands)		$194,143

Percentages are based on Net Assets of $191,097 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $13,365 ($ Thousands), representing 7.0% of the Net Assets of the Fund.

(D)	No interest rate available.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	161,690	–	161,690
Tax-Exempt Commercial Paper	–	32,453	–	32,453
Total Investments in Securities	–	194,143	–	194,143

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$10,376	$11,451
3.625%, 04/15/2028	8,802	9,432
2.500%, 01/15/2029	8,274	8,629
2.375%, 01/15/2027	9,090	9,238
2.375%, 10/15/2028	23,771	24,687
2.125%, 04/15/2029	24,795	25,482
2.000%, 01/15/2026	9,399	9,381
1.750%, 01/15/2028	8,581	8,650
1.625%, 10/15/2027	23,159	23,311
1.250%, 04/15/2028	22,854	22,637
0.875%, 01/15/2029	15,998	15,618
0.750%, 07/15/2028	18,568	18,155
0.625%, 01/15/2026	19,831	19,450
0.500%, 01/15/2028	20,966	20,300
0.375%, 01/15/2027	18,536	18,008
0.375%, 07/15/2027	20,501	19,935
0.250%, 07/15/2029	18,872	17,903
0.125%, 10/15/2025	21,129	20,719
0.125%, 04/15/2026	16,272	15,819
0.125%, 07/15/2026	19,989	19,485
0.125%, 10/15/2026	22,597	21,972

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2027	$23,086	$22,224

Total U.S. Treasury Obligations
(Cost $381,415) ($ Thousands)		382,486

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	419,412	419
Total Cash Equivalent
(Cost $419) ($ Thousands)		419
Total Investments in Securities — 99.7%
(Cost $381,834) ($ Thousands)		$382,905

Percentages are based on Net Assets of $384,120 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	382,486	–	382,486
Cash Equivalent	419	–	–	419
Total Investments in Securities	419	382,486	–	382,905

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,547	$41,016	$(42,144)	$—	$—	$419	$50	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 80.0%

Communication Services — 7.1%
Alphabet Inc, Cl A	80,196	$13,301
Alphabet Inc, Cl C	65,711	10,986
AT&T Inc	98,154	2,159
Charter Communications Inc, Cl A *	1,343	435
Comcast Corp, Cl A	52,854	2,208
Electronic Arts Inc	3,325	477
Fox Corp, Cl A	3,071	130
Fox Corp, Cl B	1,866	72
Interpublic Group of Cos Inc/The	5,127	162
Live Nation Entertainment Inc *	1,907	209
Match Group Inc *	3,706	140
Meta Platforms Inc, Cl A	29,939	17,138
Netflix Inc *	5,909	4,191
News Corp, Cl A	5,162	137
News Corp, Cl B	1,517	42
Omnicom Group Inc	2,643	273
Paramount Global, Cl B	6,771	72
Take-Two Interactive Software Inc, Cl A *	2,121	326
T-Mobile US Inc	6,671	1,377
Verizon Communications Inc	57,686	2,591
Walt Disney Co/The	24,916	2,397
Warner Bros Discovery Inc *	30,264	250

		59,073
Consumer Discretionary — 8.1%
Airbnb Inc, Cl A *	6,000	761
Amazon.com Inc, Cl A *	128,008	23,852
Aptiv PLC *	3,672	264
AutoZone Inc *	241	759
Best Buy Co Inc	2,630	272
Booking Holdings Inc	459	1,933
BorgWarner Inc	3,037	110
Caesars Entertainment Inc *	2,954	123
CarMax Inc *	2,145	166
Carnival Corp *	13,726	254
Chipotle Mexican Grill Inc, Cl A *	18,700	1,078
Darden Restaurants Inc	1,642	270
Deckers Outdoor Corp *	2,100	335
Domino's Pizza Inc	484	208
DR Horton Inc	3,997	763
eBay Inc	6,868	447
Expedia Group Inc *	1,712	253
Ford Motor Co	53,408	564
Garmin Ltd	2,100	370
General Motors Co	15,562	698
Genuine Parts Co	1,925	269
Hasbro Inc	1,909	138
Hilton Worldwide Holdings Inc	3,386	781
Home Depot Inc/The	13,549	5,490
Las Vegas Sands Corp	4,919	248
Lennar Corp, Cl A	3,290	617
LKQ Corp	3,616	144

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lowe's Cos Inc	7,767	$2,104
Lululemon Athletica Inc *	1,595	433
Marriott International Inc/MD, Cl A	3,223	801
McDonald's Corp	9,837	2,995
MGM Resorts International *	3,542	138
Mohawk Industries Inc *	720	116
NIKE Inc, Cl B	16,484	1,457
Norwegian Cruise Line Holdings Ltd *	6,214	127
NVR Inc *	44	432
O'Reilly Automotive Inc *	783	902
Pool Corp	516	194
PulteGroup Inc	2,846	409
Ralph Lauren Corp, Cl A	528	102
Ross Stores Inc	4,485	675
Royal Caribbean Cruises Ltd	3,266	579
Starbucks Corp	15,426	1,504
Tapestry Inc	3,153	148
Tesla Inc *	37,915	9,920
TJX Cos Inc/The	15,470	1,818
Tractor Supply Co	1,524	443
Ulta Beauty Inc *	673	262
Wynn Resorts Ltd	1,345	129
Yum! Brands Inc	3,860	539

		67,394
Consumer Staples — 4.7%
Altria Group Inc	23,332	1,191
Archer-Daniels-Midland Co	6,721	401
Brown-Forman Corp, Cl B	2,460	121
Bunge Global SA	1,900	184
Campbell Soup Co	2,834	139
Church & Dwight Co Inc	3,285	344
Clorox Co/The	1,635	266
Coca-Cola Co/The	53,204	3,823
Colgate-Palmolive Co	11,149	1,157
Conagra Brands Inc	6,463	210
Constellation Brands Inc, Cl A	2,121	547
Costco Wholesale Corp	6,075	5,386
Dollar General Corp	2,971	251
Dollar Tree Inc *	2,796	197
Estee Lauder Cos Inc/The, Cl A	3,170	316
General Mills Inc	7,690	568
Hershey Co/The	1,976	379
Hormel Foods Corp	4,023	127
J M Smucker Co/The	1,430	173
Kellanova	3,519	284
Kenvue Inc	27,174	629
Keurig Dr Pepper Inc	14,192	532
Kimberly-Clark Corp	4,579	651
Kraft Heinz Co/The	12,093	425
Kroger Co/The	9,088	521
Lamb Weston Holdings Inc	2,001	130
McCormick & Co Inc/MD	3,380	278
Molson Coors Beverage Co, Cl B	2,495	143

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mondelez International Inc, Cl A	18,248	$1,344
Monster Beverage Corp *	9,644	503
PepsiCo Inc	18,858	3,207
Philip Morris International Inc	21,258	2,581
Procter & Gamble Co/The	32,202	5,577
Sysco Corp, Cl A	6,811	532
Target Corp, Cl A	6,352	990
Tyson Foods Inc, Cl A	3,875	231
Walgreens Boots Alliance Inc	10,224	92
Walmart Inc	59,397	4,796

		39,226
Energy — 2.7%
APA Corp	4,452	109
Baker Hughes Co, Cl A	13,568	490
Chevron Corp	23,303	3,432
ConocoPhillips	15,849	1,669
Coterra Energy Inc	10,141	243
Devon Energy Corp	8,595	336
Diamondback Energy Inc, Cl A	2,423	418
EOG Resources Inc	7,799	959
EQT Corp	8,300	304
Exxon Mobil Corp	60,834	7,131
Halliburton Co	12,078	351
Hess Corp	3,796	516
Kinder Morgan Inc	26,240	580
Marathon Oil Corp	7,659	204
Marathon Petroleum Corp	4,587	747
Occidental Petroleum Corp	9,615	496
ONEOK Inc	7,906	720
Phillips 66	5,785	760
Schlumberger NV, Cl A	19,478	817
Targa Resources Corp	3,000	444
Valero Energy Corp	4,424	597
Williams Cos Inc/The	16,416	749

		22,072
Financials — 10.4%
Aflac Inc	7,021	785
Allstate Corp/The	3,590	681
American Express Co	7,697	2,087
American International Group Inc	9,019	660
Ameriprise Financial Inc	1,391	654
Aon PLC, Cl A	2,997	1,037
Arch Capital Group Ltd *	5,125	573
Arthur J Gallagher & Co	3,009	847
Assurant Inc	743	148
Bank of America Corp	92,400	3,666
Bank of New York Mellon Corp/The	10,213	734
Berkshire Hathaway Inc, Cl B *	25,103	11,554
BlackRock Inc	1,923	1,826
Blackstone Inc, Cl A	10,000	1,531
Brown & Brown Inc	3,239	336
Capital One Financial Corp	5,198	778

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	1,427	$292
Charles Schwab Corp/The	20,416	1,323
Chubb Ltd	5,091	1,468
Cincinnati Financial Corp	2,103	286
Citigroup Inc	26,125	1,635
Citizens Financial Group Inc	6,208	255
CME Group Inc, Cl A	4,972	1,097
Corpay Inc *	944	295
Discover Financial Services	3,408	478
Erie Indemnity Co, Cl A	300	162
Everest Group Ltd	573	225
FactSet Research Systems Inc	524	241
Fidelity National Information Services Inc, Cl B	7,585	635
Fifth Third Bancorp	9,319	399
Fiserv Inc, Cl A *	7,919	1,423
Franklin Resources Inc	4,243	86
Global Payments Inc	3,509	359
Globe Life Inc	1,200	127
Goldman Sachs Group Inc/The	4,316	2,137
Hartford Financial Services Group Inc/The	3,999	470
Huntington Bancshares Inc/OH	19,662	289
Intercontinental Exchange Inc	8,008	1,286
Invesco Ltd	6,078	107
Jack Henry & Associates Inc	950	168
JPMorgan Chase & Co	38,889	8,200
KeyCorp	12,812	215
KKR & Co Inc	9,320	1,217
Loews Corp	2,555	202
M&T Bank Corp	2,276	405
MarketAxess Holdings Inc	553	142
Marsh & McLennan Cos Inc	6,692	1,493
Mastercard Inc, Cl A	11,297	5,578
MetLife Inc	8,161	673
Moody's Corp	2,112	1,002
Morgan Stanley	17,055	1,778
MSCI Inc, Cl A	1,091	636
Nasdaq Inc, Cl A	5,905	431
Northern Trust Corp	2,865	258
PayPal Holdings Inc *	14,009	1,093
PNC Financial Services Group Inc/The	5,376	994
Principal Financial Group Inc, Cl A	2,967	255
Progressive Corp/The	8,002	2,031
Prudential Financial Inc	4,860	589
Raymond James Financial Inc	2,493	305
Regions Financial Corp	12,384	289
S&P Global Inc	4,394	2,270
Synchrony Financial	5,444	272
T Rowe Price Group Inc	2,989	326
Travelers Cos Inc/The	3,104	727
Truist Financial Corp	18,248	780
US Bancorp	21,370	977
Visa Inc, Cl A	22,818	6,274

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	4,135	$235
Wells Fargo & Co	46,561	2,630
Willis Towers Watson PLC	1,435	423

		85,840
Health Care — 9.4%
Abbott Laboratories	23,853	2,720
AbbVie Inc	24,292	4,797
Agilent Technologies Inc	4,004	595
Align Technology Inc *	988	251
Amgen Inc, Cl A	7,354	2,370
Baxter International Inc	6,949	264
Becton Dickinson & Co	4,047	976
Biogen Inc *	1,936	375
Bio-Techne Corp	2,192	175
Boston Scientific Corp *	20,184	1,691
Bristol-Myers Squibb Co	27,913	1,444
Cardinal Health Inc	3,323	367
Catalent Inc *	2,577	156
Cencora Inc, Cl A	2,383	536
Centene Corp *	7,282	548
Charles River Laboratories International Inc *	665	131
Cigna Group/The	3,804	1,318
Cooper Cos Inc/The *	2,664	294
CVS Health Corp	17,016	1,070
Danaher Corp, Cl A	8,762	2,436
DaVita Inc *	715	117
Dexcom Inc *	5,366	360
Edwards Lifesciences Corp, Cl A *	8,251	545
Elevance Health Inc	3,200	1,664
Eli Lilly & Co	10,797	9,566
GE HealthCare Technologies Inc	5,743	539
Gilead Sciences Inc	17,055	1,430
HCA Healthcare Inc	2,581	1,049
Henry Schein Inc *	1,849	135
Hologic Inc *	3,129	255
Humana Inc	1,715	543
IDEXX Laboratories Inc *	1,089	550
Incyte Corp *	1,971	130
Insulet Corp *	900	210
Intuitive Surgical Inc *	4,882	2,398
IQVIA Holdings Inc *	2,352	557
Johnson & Johnson	33,054	5,357
Labcorp Holdings Inc	1,153	258
McKesson Corp	1,808	894
Medtronic PLC	17,565	1,581
Merck & Co Inc	34,811	3,953
Mettler-Toledo International Inc *	297	445
Moderna Inc *	4,581	306
Molina Healthcare Inc *	760	262
Pfizer Inc	77,622	2,246
Quest Diagnostics Inc	1,496	232
Regeneron Pharmaceuticals Inc *	1,475	1,551

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ResMed Inc	1,964	$479
Revvity Inc	1,683	215
Solventum Corp *	1,879	131
STERIS PLC	1,374	333
Stryker Corp	4,737	1,711
Teleflex Inc	600	148
Thermo Fisher Scientific Inc	5,246	3,245
UnitedHealth Group Inc	12,654	7,399
Universal Health Services Inc, Cl B	792	181
Vertex Pharmaceuticals Inc *	3,495	1,625
Viatris Inc, Cl W	16,083	187
Waters Corp *	864	311
West Pharmaceutical Services Inc	1,041	313
Zimmer Biomet Holdings Inc	2,823	305
Zoetis Inc, Cl A	6,217	1,215

		77,445
Industrials — 6.9%
3M Co	7,517	1,028
A O Smith Corp	1,710	154
Allegion plc	1,233	180
Amentum Holdings Inc *	1,732	56
AMETEK Inc	3,110	534
Automatic Data Processing Inc	5,592	1,548
Axon Enterprise Inc *	1,024	409
Boeing Co/The *	8,087	1,230
Broadridge Financial Solutions Inc	1,634	351
Builders FirstSource Inc *	1,700	330
Carrier Global Corp	11,442	921
Caterpillar Inc, Cl A	6,662	2,606
CH Robinson Worldwide Inc	1,598	176
Cintas Corp	4,796	987
Copart Inc *	12,010	629
CSX Corp	26,514	916
Cummins Inc	1,928	624
Dayforce Inc *	2,106	129
Deere & Co	3,552	1,482
Delta Air Lines Inc, Cl A	8,787	446
Dover Corp	1,841	353
Eaton Corp PLC	5,492	1,820
Emerson Electric Co	7,820	855
Equifax Inc	1,665	489
Expeditors International of Washington Inc	1,892	249
Fastenal Co, Cl A	7,818	558
FedEx Corp	3,111	851
Fortive Corp	4,770	377
GE Vernova Inc *	3,746	955
Generac Holdings Inc *	783	124
General Dynamics Corp	3,564	1,077
General Electric Co	14,882	2,807
Honeywell International Inc	8,932	1,846
Howmet Aerospace Inc	5,632	565
Hubbell Inc, Cl B	750	321
Huntington Ingalls Industries Inc, Cl A	573	152

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IDEX Corp	1,048	$225
Illinois Tool Works Inc	3,663	960
Ingersoll Rand Inc	5,479	538
Jacobs Solutions Inc	1,732	227
JB Hunt Transport Services Inc	1,087	187
Johnson Controls International PLC	9,135	709
L3Harris Technologies Inc	2,587	615
Leidos Holdings Inc	1,804	294
Lockheed Martin Corp	2,940	1,719
Masco Corp	2,959	248
Nordson Corp	763	200
Norfolk Southern Corp	3,071	763
Northrop Grumman Corp	1,861	983
Old Dominion Freight Line Inc, Cl A	2,626	522
Otis Worldwide Corp	5,535	575
PACCAR Inc	7,150	706
Parker-Hannifin Corp, Cl A	1,734	1,096
Paychex Inc	4,391	589
Paycom Software Inc	687	114
Pentair PLC	2,264	221
Quanta Services Inc	1,983	591
Republic Services Inc	2,798	562
Rockwell Automation Inc	1,555	418
Rollins Inc	3,820	193
RTX Corp	18,231	2,209
Snap-on Inc	718	208
Southwest Airlines Co, Cl A	8,127	241
Stanley Black & Decker Inc	2,099	231
Textron Inc	2,686	238
Trane Technologies PLC	3,137	1,219
TransDigm Group Inc	778	1,110
Uber Technologies Inc *	28,600	2,150
Union Pacific Corp	8,380	2,066
United Airlines Holdings Inc *	4,578	261
United Parcel Service Inc, Cl B	10,044	1,369
United Rentals Inc	926	750
Veralto Corp	3,420	383
Verisk Analytics Inc, Cl A	1,915	513
Waste Management Inc	5,026	1,043
Westinghouse Air Brake Technologies Corp	2,362	429
WW Grainger Inc	608	632
Xylem Inc/NY	3,266	441

		56,883
Information Technology — 25.0%
Adobe Inc *	6,114	3,166
Advanced Micro Devices Inc *	22,158	3,636
Akamai Technologies Inc *	2,063	208
Amphenol Corp, Cl A	16,850	1,098
Analog Devices Inc	6,820	1,570
ANSYS Inc *	1,240	395
Apple Inc	208,355	48,547
Applied Materials Inc	11,347	2,293
Arista Networks Inc *	3,500	1,343

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Autodesk Inc, Cl A *	2,910	$802
Broadcom Inc	63,700	10,988
Cadence Design Systems Inc *	3,664	993
CDW Corp/DE	1,878	425
Cisco Systems Inc	55,480	2,953
Cognizant Technology Solutions Corp, Cl A	6,807	525
Corning Inc, Cl B	10,434	471
Crowdstrike Holdings Inc, Cl A *	3,150	884
Dell Technologies Inc, Cl C	3,900	462
Enphase Energy Inc *	1,888	213
EPAM Systems Inc *	818	163
F5 Inc, Cl A *	749	165
Fair Isaac Corp *	344	669
First Solar Inc *	1,489	371
Fortinet Inc *	8,580	665
Gartner Inc *	1,071	543
Gen Digital Inc	7,509	206
GoDaddy Inc, Cl A *	1,900	298
Hewlett Packard Enterprise Co	17,624	361
HP Inc	13,421	481
Intel Corp	58,362	1,369
International Business Machines Corp	12,628	2,792
Intuit Inc	3,792	2,355
Jabil Inc	1,700	204
Juniper Networks Inc	4,454	174
Keysight Technologies Inc *	2,387	379
KLA Corp	1,842	1,426
Lam Research Corp	1,818	1,484
Microchip Technology Inc	7,339	589
Micron Technology Inc	15,144	1,571
Microsoft Corp	101,861	43,831
Monolithic Power Systems Inc	670	619
Motorola Solutions Inc	2,314	1,040
NetApp Inc	2,776	343
NVIDIA Corp	337,115	40,939
ON Semiconductor Corp *	5,799	421
Oracle Corp, Cl B	21,817	3,718
Palantir Technologies Inc, Cl A *	27,600	1,027
Palo Alto Networks Inc *	4,422	1,511
PTC Inc *	1,628	294
Qorvo Inc *	1,331	138
QUALCOMM Inc	15,303	2,602
Roper Technologies Inc	1,499	834
Salesforce Inc	13,328	3,648
Seagate Technology Holdings PLC	2,605	285
ServiceNow Inc *	2,808	2,511
Skyworks Solutions Inc	2,246	222
Super Micro Computer Inc *	700	291
Synopsys Inc *	2,141	1,084
Teledyne Technologies Inc *	690	302
Teradyne Inc	2,088	280
Texas Instruments Inc	12,504	2,583
Trimble Inc *	3,278	204

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tyler Technologies Inc *	590	$344
VeriSign Inc *	1,212	230
Western Digital Corp *	4,424	302
Zebra Technologies Corp, Cl A *	677	251

		207,091
Materials — 1.8%
Air Products and Chemicals Inc	3,119	929
Albemarle Corp	1,590	151
Amcor PLC	19,572	222
Avery Dennison Corp	1,119	247
Ball Corp	4,090	278
Celanese Corp, Cl A	1,426	194
CF Industries Holdings Inc	2,436	209
Corteva Inc	9,504	559
Dow Inc	9,517	520
DuPont de Nemours Inc	5,645	503
Eastman Chemical Co	1,610	180
Ecolab Inc	3,510	896
FMC Corp	1,662	110
Freeport-McMoRan Inc, Cl B	19,612	979
International Flavors & Fragrances Inc	3,482	365
International Paper Co	4,708	230
Linde PLC	6,583	3,139
LyondellBasell Industries NV, Cl A	3,575	343
Martin Marietta Materials Inc, Cl A	809	435
Mosaic Co/The	4,356	117
Newmont Corp	15,709	840
Nucor Corp	3,262	490
Packaging Corp of America	1,235	266
PPG Industries Inc	3,189	422
Sherwin-Williams Co/The, Cl A	3,241	1,237
Smurfit WestRock PLC	6,812	337
Steel Dynamics Inc	2,001	252
Vulcan Materials Co	1,831	458

		14,908
Real Estate — 1.9%
Alexandria Real Estate Equities Inc ‡	2,095	249
American Tower Corp, Cl A ‡	6,440	1,498
AvalonBay Communities Inc ‡	1,945	438
BXP Inc ‡	1,911	154
Camden Property Trust ‡	1,400	173
CBRE Group Inc, Cl A *	4,257	530
CoStar Group Inc *	5,509	416
Crown Castle Inc ‡	5,963	707
Digital Realty Trust Inc, Cl A ‡	4,241	686
Equinix Inc ‡	1,319	1,171
Equity Residential ‡	4,709	351
Essex Property Trust Inc ‡	923	273
Extra Space Storage Inc ‡	2,841	512
Federal Realty Investment Trust ‡	1,052	121
Healthpeak Properties Inc ‡	9,961	228
Host Hotels & Resorts Inc ‡	9,523	168

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Invitation Homes Inc ‡	7,700	$271
Iron Mountain Inc ‡	3,978	473
Kimco Realty Corp ‡	9,074	211
Mid-America Apartment Communities Inc ‡	1,639	260
Prologis Inc ‡	12,637	1,596
Public Storage ‡	2,169	789
Realty Income Corp ‡	11,874	753
Regency Centers Corp ‡	2,294	166
SBA Communications Corp, Cl A ‡	1,481	356
Simon Property Group Inc ‡	4,202	710
UDR Inc ‡	4,295	195
Ventas Inc ‡	5,537	355
VICI Properties Inc, Cl A ‡	14,156	471
Welltower Inc ‡	7,891	1,010
Weyerhaeuser Co ‡	9,905	335

		15,626
Utilities — 2.0%
AES Corp/The	9,455	190
Alliant Energy Corp	3,529	214
Ameren Corp	3,729	326
American Electric Power Co Inc	7,487	768
American Water Works Co Inc	2,623	384
Atmos Energy Corp	2,107	292
CenterPoint Energy Inc	8,682	255
CMS Energy Corp	4,187	296
Consolidated Edison Inc	4,728	492
Constellation Energy Corp	4,260	1,108
Dominion Energy Inc	11,448	662
DTE Energy Co	2,795	359
Duke Energy Corp	10,485	1,209
Edison International	5,227	455
Entergy Corp	2,947	388
Evergy Inc	3,143	195
Eversource Energy	4,801	327
Exelon Corp	13,609	552
FirstEnergy Corp	7,073	314
NextEra Energy Inc	28,121	2,377
NiSource Inc	6,044	209
NRG Energy Inc	2,946	268
PG&E Corp	29,027	574
Pinnacle West Capital Corp	1,617	143
PPL Corp	10,044	332
Public Service Enterprise Group Inc	6,740	601
Sempra	8,622	721
Southern Co/The	14,913	1,345
Vistra Corp	4,400	522
WEC Energy Group Inc	4,279	411
Xcel Energy Inc	7,559	494

		16,783
Total Common Stock
(Cost $237,588) ($ Thousands)		662,341

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK†† — 0.5%

China — 0.2%
Information Technology — 0.2%
NXP Semiconductors NV	3,435	$825
TE Connectivity PLC *	4,161	628

		1,453

Ireland — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	8,553	3,023

Total Foreign Common Stock
(Cost $1,840) ($ Thousands)		4,476

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	3,882,350	3,882
Total Cash Equivalent
(Cost $3,882) ($ Thousands)		3,882

Description	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $4,458) ($ Thousands)	$1,177

PURCHASED SWAPTIONS — 0.2%
Total Purchased Swaptions
(Cost $1,420) ($ Thousands)	1,727

Total Investments in Securities — 81.3%
(Cost $249,188) ($ Thousands)	$673,603

WRITTEN OPTIONS — (0.4)%
Total Written Options
(Premiums Received $2,300) ($ Thousands)	$(3,533)

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $300) ($ Thousands)	$(162)

A list of open exchange traded options contracts for the Fund at September 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Call Options
EUR PUT/USD CALL	202,000,000	$212,100	$1.05	10/09/2024	$–
USD CALL / CNH PUT	160,000,000	1,160,000	7.25	8/01/2025	1,177

Total Purchased Options		$1,372,100			$1,177
WRITTEN OPTIONS — (0.4)%
Put Options
CNH CALL / USD PUT	(160,000,000)	$(1,096,000)	6.85	08/01/2025	$(3,174)

Call Options
USD CALL / CNH PUT	(160,000,000)	(1,236,960)	7.73	08/01/2025	(359)

Total Written Options		$(2,332,960)			$(3,533)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Dynamic Asset Allocation Fund (Concluded)

A list of open over the counter swaptions contracts for the Fund at September 30, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.2%
Call Swaptions
Swaption Payer	Bank of America Merrill Lynch	$800,000,000	$0.12	05/27/2025	$1,727

WRITTEN SWAPTIONS — 0.0%
Call Swaptions
Swaption Payer	Bank of America Merrill Lynch	$(800,000,000)	0.87	05/27/2025	$(162)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	554	Dec-2024	$157,638	$161,055	$3,417
			$157,638	$161,055	$3,417

A list of the open OTC swap agreements held by the Fund at September 30, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	BCOMTR	3-MONTH TREASURY BILL RATE + 7.5 BPS	Index Return	Annually	10/12/2024	USD	32,020	$1,544	$–	$1,544
								$1,544	$–	$1,544

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	CPI	Annually	2/27/2033	USD	103,200	$2,913	$–	$2,913
FIXED 0.280960%	FLOATING (MUTKCALM Index)	Annually	05/15/2026	JPY	102,200,000	1,537	–	1,537
0.29283%	TONAR	Annually	05/15/2026	JPY	81,000,000	1,152	–	1,152
SOFR	3.41%	Annually	12/11/2028	USD	399,757	2,128	–	2,128
3.432%	SOFR	Annually	12/11/2056	USD	42,027	(1,219)	–	(1,219)
3.707%	SOFR	Annually	03/05/2034	USD	160,000	(2,109)	–	(2,109)
FIXED 3.726%	SOFR	Annually	06/18/2034	USD	76,000	(990)	–	(990)
FIXED 3.745%	SOFR	Annually	06/11/2034	USD	80,000	(1,106)	–	(1,106)
FIXED 4.161%	SOFR	Annually	11/02/2056	USD	84,588	(13,288)	–	(13,288)
FIXED 4.35%	SOFR	Annually	11/02/2031	USD	330,000	16,156	–	16,156
2.385%^	CPI	Annually	07/31/2029	USD	125,000	(3)	–	(3)
2.39%^	CPI	Annually	07/31/2029	USD	125,000	(32)	–	(32)
2.4%^	CPI	Annually	08/01/2029	USD	92,000	(68)	–	(68)
4.2725%	SOFR	Annually	07/22/2025	USD	461,000	(825)	–	(825)
FIXED 4.36%	SOFR	Annually	07/26/2025	USD	207,450	(540)	–	(540)
						$3,706	$–	$3,706

Percentages are based on Net Assets of $828,111 ($ Thousands).
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of September 30, 2024.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.

†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Dynamic Asset Allocation Fund (Concluded)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	662,341	–	–	662,341
Foreign Common Stock	4,476	–	–	4,476
Cash Equivalent	3,882	–	–	3,882
Purchased Options	1,177	–	–	1,177
Purchased Swaptions	–	1,727	–	1,727
Total Investments in Securities	671,876	1,727	–	673,603

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(3,533)	–	–	(3,533)
Written Swaptions	–	(162)	–	(162)
Futures Contracts*
Unrealized Appreciation	3,417	–	–	3,417
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	1,544	–	1,544
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	23,886	–	23,886
Unrealized Depreciation	–	(20,180)	–	(20,180)
Total Other Financial Instruments	(116)	5,088	–	4,972

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,779	$197,532	$(196,429)	$—	$—	$3,882	$323	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 29.7%
Communication Services — 2.1%
Altice Financing
5.750%, 08/15/2029 (A)	$225	$181
Altice France
5.500%, 10/15/2029 (A)	130	91
Audacy Capital
6.750%, 03/31/2029 (A)(B)	335	7
6.500%, 05/01/2027 (A)(B)	220	4
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	900	517
CCO Holdings
4.500%, 08/15/2030 (A)	260	236
4.250%, 02/01/2031 (A)	125	110
Charter Communications Operating
6.550%, 06/01/2034	205	213
3.950%, 06/30/2062	155	96
CSC Holdings
7.500%, 04/01/2028 (A)	135	90
6.500%, 02/01/2029 (A)	225	187
DISH DBS
7.750%, 07/01/2026	135	117
7.375%, 07/01/2028	30	22
5.750%, 12/01/2028 (A)	170	149
5.250%, 12/01/2026 (A)	205	189
5.125%, 06/01/2029	220	148
Gray Television
10.500%, 07/15/2029 (A)	145	152
5.375%, 11/15/2031 (A)	370	231
4.750%, 10/15/2030 (A)	495	315
Level 3 Financing
10.750%, 12/15/2030 (A)	290	318
4.500%, 04/01/2030 (A)	150	116
3.875%, 10/15/2030 (A)	105	77
3.750%, 07/15/2029 (A)	145	99
3.625%, 01/15/2029	5	3
Lumen Technologies
4.125%, 04/15/2029 (A)	43	36
4.125%, 04/15/2030 (A)	119	96
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	575	377
Univision Communications
8.500%, 07/31/2031 (A)	384	386
Urban One
7.375%, 02/01/2028 (A)	800	577
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	170	150
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	205	170
4.000%, 03/01/2027 (A)	80	72

		5,532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Communications — 0.3%
CMG Media
8.875%, 12/15/2027 (A)(C)	$680	$398
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	312	4
5.375%, 08/15/2026 (A)(B)	480	6
McGraw-Hill Education
7.375%, 09/01/2031 (A)	160	166
5.750%, 08/01/2028 (A)	130	128

		702

Consumer Discretionary — 7.9%
Academy
6.000%, 11/15/2027 (A)	328	329
Adient Global Holdings Ltd
4.875%, 08/15/2026 (A)	1,062	1,052
Bath & Body Works
6.750%, 07/01/2036	235	242
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	20	19
4.875%, 02/15/2030 (A)	110	104
Caesars Entertainment
7.000%, 02/15/2030 (A)	130	136
Carnival
10.500%, 06/01/2030 (A)	1,836	1,994
6.000%, 05/01/2029 (A)	165	167
4.000%, 08/01/2028 (A)	50	48
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	397	428
CEC Entertainment
6.750%, 05/01/2026 (A)	1,549	1,536
Clarios Global
6.250%, 05/15/2026 (A)	764	764
Dave & Buster's
7.625%, 11/01/2025 (A)	1,698	1,699
Empire Resorts
7.750%, 11/01/2026 (A)	470	453
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	416	426
Genting New York
7.250%, 10/01/2029 (A)	125	126
GrubHub Holdings
5.500%, 07/01/2027 (A)	350	325
Hilton Domestic Operating
4.000%, 05/01/2031 (A)	200	187
Jacobs Entertainment
6.750%, 02/15/2029 (A)	270	263
Liberty Interactive
8.250%, 02/01/2030	730	376
Life Time
8.000%, 04/15/2026 (A)	1,341	1,354
5.750%, 01/15/2026 (A)	1,550	1,551

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	$495	$–
NCL
7.750%, 02/15/2029 (A)	461	494
6.250%, 03/01/2030 (A)	556	556
5.875%, 03/15/2026 (A)	366	366
3.625%, 12/15/2024 (A)	767	763
Newell Brands
4.875%, 06/01/2025	1,076	1,070
Phinia
6.625%, 10/15/2032 (A)	1,209	1,219
QVC
6.875%, 04/15/2029 (A)	189	157
Royal Caribbean Cruises
5.625%, 09/30/2031 (A)	959	971
S&S Holdings
8.375%, 10/01/2031 (A)	230	231
StoneMor
8.500%, 05/15/2029 (A)	360	321
Studio City Finance
5.000%, 01/15/2029 (A)	215	198
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	507	505
SWF Holdings I
6.500%, 10/01/2029 (A)(C)	80	51
Victoria's Secret
4.625%, 07/15/2029 (A)	225	199
WW International
4.500%, 04/15/2029 (A)	225	50
Wynn Macau
5.125%, 12/15/2029 (A)	150	141
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	150	162
6.250%, 03/15/2033 (A)	15	15
Yum! Brands
5.375%, 04/01/2032	160	159

		21,207

Consumer Staples — 1.2%
B&G Foods
5.250%, 04/01/2025	1,028	1,026
Herbalife Nutrition
7.875%, 09/01/2025 (A)	377	376
HLF Financing Sarl
12.250%, 04/15/2029 (A)	692	690
New Albertsons
8.700%, 05/01/2030	200	221
8.000%, 05/01/2031	40	43
Post Holdings
6.375%, 03/01/2033 (A)	418	425
6.250%, 10/15/2034 (A)	308	310
5.625%, 01/15/2028 (A)	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(C)(D)	$108	$–
8.000%, 11/15/2026 (A)(B)(C)(D)	312	–
7.500%, 07/01/2025 (A)(B)(C)(D)	75	–
Rite Aid
15.000%, 08/30/2031 (C)(D)	159	88
12.057%, TSFR3M + 7.000%, 08/30/2031 (A)(C)(D)(E)	38	35

		3,269

Energy — 4.2%
Aethon United BR
8.250%, 02/15/2026 (A)	1,487	1,505
7.500%, 10/01/2029 (A)	1,005	1,018
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (A)	301	360
8.250%, 12/31/2028 (A)	202	207
Baytex Energy
7.375%, 03/15/2032 (A)	140	140
Blue Racer Midstream
7.250%, 07/15/2032 (A)	85	89
7.000%, 07/15/2029 (A)	85	89
Civitas Resources
8.625%, 11/01/2030 (A)	135	143
Crescent Energy Finance
9.250%, 02/15/2028 (A)	254	265
7.375%, 01/15/2033 (A)	786	773
Encino Acquisition Partners Holdings
8.750%, 05/01/2031 (A)	83	87
Expand Energy Corp
7.500%, 10/01/2026 (D)	170	3
7.000%, 10/01/2024 (D)	55	1
Genesis Energy
8.000%, 01/15/2027	145	148
7.875%, 05/15/2032	110	112
Greenfire Resources
12.000%, 10/01/2028 (A)	88	95
Gulfport Energy Corp
6.750%, 09/01/2029 (A)	384	389
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	125	129
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	1,419	1,401
Nabors Industries
8.875%, 08/15/2031 (A)	919	874
New Fortress Energy
8.750%, 03/15/2029 (A)	200	151
Permian Resources Operating
8.000%, 04/15/2027 (A)	1,715	1,766
Transocean
7.500%, 04/15/2031	95	88
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	170	158

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Venture Global LNG
9.000%, H15T5Y + 5.440%(A)(E)(F)	$1,347	$1,365

		11,356

Financials — 1.2%
CPI CG
10.000%, 07/15/2029 (A)	145	153
Finance of America Funding
7.875%, 11/15/2025 (A)	680	550
Freedom Mortgage
12.000%, 10/01/2028 (A)	90	98
6.625%, 01/15/2027 (A)	230	231
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	55	57
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)	155	151
4.250%, 02/01/2027 (A)	135	132
LD Holdings Group
6.125%, 04/01/2028 (A)	235	208
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	140	136
5.625%, 01/15/2030 (A)	155	143
Navient
5.500%, 03/15/2029	60	58
Navient MTN
5.625%, 08/01/2033	130	115
OneMain Finance
7.500%, 05/15/2031	65	67
7.125%, 11/15/2031	165	167
3.875%, 09/15/2028	260	241
PennyMac Financial Services
5.750%, 09/15/2031 (A)	285	279
4.250%, 02/15/2029 (A)	100	96
Starwood Property Trust
3.625%, 07/15/2026 (A)	220	212

		3,094

Health Care — 2.8%
Akumin
9.000%, 08/01/2027 (A)	425	377
8.000%, 08/01/2028 (A)	155	127
DaVita
6.875%, 09/01/2032 (A)	35	36
3.750%, 02/15/2031 (A)	150	135
Embecta
6.750%, 02/15/2030 (A)	235	223
5.000%, 02/15/2030 (A)	70	64
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,305	995
Endo
9.500%, 12/31/2049 (D)	194	–
6.125%, 12/31/2049 (D)	165	–
6.000%, 12/31/2049 (D)	193	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 12/31/2049 (D)	$85	$–
0.000%, 04/01/2027 (D)(G)	85	–
Envision Healthcare Corp
8.750%, 10/15/2026 (B)(D)	145	–
Global Medical Response
10.000%, 10/31/2028 (A)	748	750
HAH Group Holding
9.750%, 10/01/2031 (A)	615	620
LifePoint Health
10.000%, 06/01/2032 (A)	591	650
Medline Borrower
3.875%, 04/01/2029 (A)	130	123
Molina Healthcare
4.375%, 06/15/2028 (A)	175	170
3.875%, 11/15/2030 (A)	60	56
Radiology Partners
9.781%, 02/15/2030 (A)	336	317
7.775%, 01/31/2029 (A)	519	516
Select Medical
6.250%, 08/15/2026 (A)	1,966	1,978
Team Health Holdings
13.500%, 06/30/2028 (A)	127	142
Tenet Healthcare
6.750%, 05/15/2031	15	16
6.125%, 06/15/2030	90	91
4.375%, 01/15/2030	170	163

		7,550

Industrials — 4.2%
Allied Universal Holdco
9.750%, 07/15/2027 (A)	242	243
7.875%, 02/15/2031 (A)	2,419	2,471
Builders FirstSource
4.250%, 02/01/2032 (A)	140	129
Cimpress
7.375%, 09/15/2032 (A)	461	465
Delta Air Lines
7.000%, 05/01/2025 (A)	1,071	1,082
GFL Environmental
3.750%, 08/01/2025 (A)	1,715	1,701
3.500%, 09/01/2028 (A)	169	161
Icahn Enterprises
9.000%, 06/15/2030 (A)	150	151
Park-Ohio Industries
6.625%, 04/15/2027	575	564
Pitney Bowes
7.250%, 03/15/2029 (A)	185	180
6.875%, 03/15/2027 (A)	45	45
TransDigm
7.125%, 12/01/2031 (A)	903	955
6.000%, 01/15/2033 (A)	486	493
Uber Technologies
8.000%, 11/01/2026 (A)	1,332	1,334

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines
4.625%, 04/15/2029 (A)	$150	$145
United Rentals North America
4.000%, 07/15/2030	150	142
Waste Pro USA
5.500%, 02/15/2026 (A)	713	710
Wrangler Holdco
6.625%, 04/01/2032 (A)	379	394

		11,365

Information Technology — 2.6%
Acuris Finance US
9.000%, 08/01/2029 (A)	712	716
Cloud Software Group
8.250%, 06/30/2032 (A)	2,307	2,411
Coherent
5.000%, 12/15/2029 (A)	145	142
CommScope
8.250%, 03/01/2027 (A)	45	41
7.125%, 07/01/2028 (A)	280	232
6.000%, 03/01/2026 (A)	70	68
CommScope Technologies
6.000%, 06/15/2025 (A)	21	20
5.000%, 03/15/2027 (A)	35	29
EquipmentShare.com
8.000%, 03/15/2033 (A)	806	825
Intel
5.600%, 02/21/2054	703	685
5.150%, 02/21/2034	505	510
3.050%, 08/12/2051	606	388
Sabre GLBL
8.625%, 06/01/2027 (A)	751	739
Viasat
7.500%, 05/30/2031 (A)	250	172
6.500%, 07/15/2028 (A)	85	67

		7,045

Materials — 1.9%
Arsenal AIC Parent
11.500%, 10/01/2031 (A)	561	634
Axalta Coating Systems
3.375%, 02/15/2029 (A)	150	141
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	585	526
Cleveland-Cliffs Inc
7.000%, 03/15/2032 (A)	145	147
Cornerstone Chemical
15.000%, 12/06/2028 (D)	514	514
10.250%, 09/01/2027 (A)(B)(D)	56	56
Domtar
6.750%, 10/01/2028 (A)	360	329
First Quantum Minerals
9.375%, 03/01/2029 (A)	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.625%, 06/01/2031 (A)	$150	$150
INEOS Finance
7.500%, 04/15/2029 (A)	125	131
Innophos Holdings
9.375%, 02/15/2028 (A)	360	335
Iris Holdings
8.750%, 02/15/2026 (A)	5	5
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)(D)	223	210
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	460	–
Rain Carbon
12.250%, 09/01/2029 (A)	315	340
Rain CII Carbon
7.250%, 04/01/2025 (A)	6	6
Tacora Resources
13.000%, 11/03/2023 (A)(B)(C)(D)	23	–
8.250%, 05/15/2026 (A)(B)(C)(D)	175	61
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	1,256	1,251
Tronox
4.625%, 03/15/2029 (A)	355	332

		5,221

Real Estate — 0.8%
Diversified Healthcare Trust
4.750%, 02/15/2028	35	32
4.375%, 03/01/2031	635	523
Service Properties Trust
5.500%, 12/15/2027	180	171
4.375%, 02/15/2030	40	30
3.950%, 01/15/2028	40	35
Uniti Group
10.500%, 02/15/2028 (A)	125	133
6.500%, 02/15/2029 (A)	60	52
6.000%, 01/15/2030 (A)	110	94
VICI Properties
4.625%, 06/15/2025 (A)	641	637
3.500%, 02/15/2025 (A)	454	450

		2,157

Utilities — 0.5%
Lightning Power
7.250%, 08/15/2032 (A)	594	624
Vistra Operations
5.625%, 02/15/2027 (A)	90	90
5.500%, 09/01/2026 (A)	55	55

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 05/13/2025 (A)	$536	$535

		1,304

Total Corporate Obligations
(Cost $83,235) ($ Thousands)		79,802

	Shares
COMMON STOCK — 23.7%

Communication Services — 3.9%
AT&T Inc	112,650	2,478
AVAYA Inc *(C)(D)	14,995	98
Cable One Inc	5,281	1,847
Match Group Inc *	48,474	1,834
TKO Group Holdings Inc, Cl A *	15,378	1,903
Verizon Communications Inc	54,740	2,458

		10,618
Consumer Discretionary — 4.3%
Abercrombie & Fitch Co, Cl A *	1,797	251
ADT Inc	7,740	56
Aquity Holdings Inc *(D)	3,945	1
Caesars Entertainment Inc *	4,395	184
DR Horton Inc	10,774	2,055
Fox Factory Holding Corp *	8,998	374
Golden Entertainment Inc	5,445	173
Guitar Center *(C)(D)	2,167	265
Las Vegas Sands Corp	28,747	1,447
Monitronics International *(D)	443	7
Penn Entertainment Inc *	128,618	2,426
RH *	721	241
Shake Shack Inc, Cl A *	12,366	1,276
VF Corp	80,202	1,600
WeWork Inc *(D)	13,016	169
Wynn Resorts Ltd	10,036	962

		11,487
Consumer Staples — 0.7%
Dollar Tree Inc *	25,293	1,779
Rite Aid *(C)(D)	381	—

		1,779
Energy — 1.2%
APA Corp	50,595	1,238
Crescent Energy, Cl A	9,512	104
Nabors Industries Ltd *	3,334	215
Parker Drilling Co *(C)(D)	4,414	62
San Juan Basin Royalty Trust	168,427	623
Transocean Ltd *	264,694	1,125

		3,367
Financials — 1.8%
Comerica Inc	12,329	739
Copper Property CTL Pass Through Trust (D)	16,286	196

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fifth Third Bancorp	17,145	$734
Marqeta Inc, Cl A *	240,892	1,185
New York Community Bancorp	105,893	1,189
Western Alliance Bancorp	8,544	739

		4,782
Health Care — 0.3%
Carestream Health Holdings Inc *(D)	5,876	110
Elanco Animal Health Inc *	20,967	308
Endo *	3,939	101
Envision Healthcare Corp *	28,581	297
Lannett *(D)	15,243	33

		849
Industrials — 2.8%
AGCO Corp	417	41
Air Transport Services Group Inc *	5,230	84
Builders FirstSource Inc *	10,647	2,064
GE Vernova Inc *	8,530	2,175
United Parcel Service Inc, Cl B	22,618	3,084

		7,448
Information Technology — 2.8%
Calix Inc *	11,531	447
Elastic NV *	15,889	1,220
Entegris Inc	18,495	2,081
FormFactor Inc *	5,191	239
Lattice Semiconductor Corp *	4,634	246
Vishay Intertechnology Inc	103,353	1,954
Zoom Video Communications Inc, Cl A *	17,677	1,233

		7,420
Materials — 5.0%
Alcoa Corp	56,478	2,179
Arctic Canadian Diamond Company Ltd *(D)	228	33
ATI Inc *	32,664	2,186
Century Aluminum Co *	136,352	2,213
Constellium, Cl A *	126,073	2,050
Cornerstone Chemical *(D)	26,482	543
Freeport-McMoRan Inc, Cl B	42,737	2,133
Libbey Glass Inc. *(D)	1,227	5
Materion Corp	19,720	2,206

		13,548
Real Estate — 0.9%
Healthcare Realty Trust Inc, Cl A ‡	66,796	1,212
Kimco Realty Corp ‡	52,372	1,216

		2,428
Total Common Stock
(Cost $60,147) ($ Thousands)		63,726

REGISTERED INVESTMENT COMPANIES — 20.4%
Merger Fund , Cl I *	3,148,221	54,684
Sprott Physical Uranium Trust *	16,246	315

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES (continued)

Total Registered Investment Companies
(Cost $52,095) ($ Thousands)		$54,999

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 5.2%
Acrisure, LLC, Refinancing Term Loan
8.211%, CME Term SOFR + 3.250%, 11/06/2030 (E)	$190	188
Arctic Canadian Diamond Company, Ltd, Term Loan, 1st Lien
10.000%, 06/30/2026 (D)	170	170
Asurion, LLC, New B-12 Term Loan, 1st Lien
9.215%, CME Term SOFR + 4.250%, 09/13/2030 (E)	49	48
Asurion, LLC, Term B-9 Loan, 1st Lien
8.611%, CME Term SOFR + 3.250%, 07/31/2027 (E)	170	167
Avaya Inc., Initial Term Loan, 1st Lien
12.345%, CME Term SOFR + 7.500%, 08/01/2028 (C)(E)(H)	634	557
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
11.335%, CME Term SOFR + 6.000%, 12/14/2029 (E)	316	308
BL Spencer, Term Loan B, 1st Lien
10.741%, 07/15/2031	230	230
Carestream Health, Inc., Term Loan, 1st Lien
12.935%, CME Term SOFR + 7.500%, 09/30/2027 (E)(H)	709	646
Castle US Holding Corp, Initial Dollar Term Loan
9.111%, CME Term SOFR + 3.750%, 01/29/2027 (E)	–	—
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.319%, CME Term SOFR + 4.000%, 01/29/2027 (E)	182	118
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
9.069%, CME Term SOFR + 3.750%, 01/29/2027 (E)(H)	247	163
Coopers Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
11.861%, CME Term SOFR + 0.050%, 10/31/2026 (E)	231	224
Delivery Hero, LLC, Term Loan B, 1st Lien
0.000%, 12/12/2029	134	135
Diamond Sports Group, LLC, Dip Term Loan, 1st Lien
10.167%, 12/02/2024	45	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.460%, CME Term SOFR + 7.500%, 11/23/2026 (D)(E)	$146	$143
Envision Healthcare Operating, Inc., Initial Term Loan
13.368%, CME Term SOFR + 8.250%, 12/30/2027 (E)	512	512
Epic Y-Grade, Term B Loan, 1st Lien
11.068%, CME Term SOFR + 5.750%, 06/29/2029 (E)	296	295
Global Medical Response Inc., Extended Term Loan, 1st Lien
10.461%, CME Term SOFR + 4.750%, 10/31/2028 (E)(H)	928	922
Hubbard Radio, Term Loan B-EXT, 1st Lien
9.747%, 09/30/2027	222	174
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(D)(E)	378	—
KNS Acquistion Corp., Initial Term Loan, 1st Lien
11.210%, CME Term SOFR + 6.250%, 04/21/2027 (C)(E)(H)	577	352
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (D)	94	94
Libbey Glass LLC, Incremental Term Loan, 1st Lien
11.929%, CME Term SOFR + 6.500%, 11/22/2027 (E)	443	437
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.728%, CME Term SOFR + 6.500%, 12/31/2026 (C)(E)(H)	1,781	713
LifeScan Global Corporation, Initial Term Loan, 2nd Lien
14.728%, CME Term SOFR + 9.500%, 03/31/2027 (C)(E)	85	3
Mad Engine Term Loan, 1st Lien
12.596%, 07/15/2027	217	175
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
12.126%, CME Term SOFR + 6.750%, 07/27/2028 (E)(H)	339	320
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
12.116%, CME Term SOFR + 7.000%, 07/27/2028 (E)(H)	379	259
Magenta Security Holdings LLC, Super Priority Term Loan, 1st Lien
11.366%, CME Term SOFR + 6.250%, 07/27/2028 (E)(H)	99	100

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
11.626%, CME Term SOFR + 6.250%, 07/27/2028 (D)(E)	$120	$35
Matrix Parent Inc., Tranche B Loan
11.278%, 01/23/2025	14	14
Matrix Parent, Inc., Initial Term Loan, 1st Lien
10.459%, CME Term SOFR + 5.000%, 03/01/2029 (B)(D)(E)	489	156
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.811%, CME Term SOFR + 5.750%, 08/18/2028 (C)(D)(E)	77	48
10.073%, CME Term SOFR + 4.750%, 08/18/2028 (C)(D)(E)	875	571
Max US Bidco Inc., Initial Term Loan, 1st Lien
10.247%, CME Term SOFR + 5.000%, 10/02/2030 (E)	165	155
MI Opco Holdings, Inc., 2023 Term Loan
12.195%, 03/31/2028	98	96
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.169%, CME Term SOFR + 7.000%, 10/26/2028 (C)(E)	424	343
Naked Juice/Tropicana, Term Loan, 1st Lien
8.685%, CME Term SOFR + 3.250%, 01/24/2029 (E)(H)	308	251
Obra TL, 1st Lien
12.530%, 06/21/2029 (D)	325	315
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 03/03/2028 (E)	161	153
Pixelle Specialty, 1st Lien
12.752%, 05/19/2028	324	256
Pixelle, 1st Lien
12.016%, 06/12/2025 (D)	14	14
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
9.132%, CME Term SOFR + 4.000%, 09/20/2028 (E)	209	190
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien
15.352%, CME Term SOFR + 10.000%, 03/20/2026 (C)(D)(E)	221	203
Procera Networks, Inc., Initial Term Loan, 1st Lien
2.000%, 10/31/2025 (D)(E)	684	106
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.652%, CME Term SOFR + 4.250%, 02/01/2029 (E)(H)	406	270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Radiology Partners, Inc., Term B Loan, 1st Lien
10.383%, CME Term SOFR + 5.000%, 01/31/2029 (E)(H)	$144	$141
Reorg Mobileum Acquistion, LLC, 1st Lien
10.949%, CME Term SOFR + 1.000%, 09/11/2029 (E)	229	219
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.861%, CME Term SOFR + 3.500%, 12/17/2027 (E)	84	79
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.861%, CME Term SOFR + 3.500%, 12/17/2027 (E)	133	124
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.597%, CME Term SOFR + 4.250%, 06/30/2028 (E)	230	215
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.960%, CME Term SOFR + 4.000%, 10/06/2028 (C)(E)(H)	138	114
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
12.335%, CME Term SOFR + 7.000%, 05/13/2027 (E)	227	224
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.502%, CME Term SOFR + 5.250%, 03/02/2027 (E)	944	901
10.497%, CME Term SOFR + 5.250%, 03/02/2027 (E)	3	2
Tenneco Inc., Term B Loan, 1st Lien
10.435%, CME Term SOFR + 5.000%, 11/17/2028 (E)	–	1
10.228%, CME Term SOFR + 5.000%, 11/17/2028 (E)	228	216
Terrier Media Buyer, Term B Loan, 1st Lien
8.204%, CME Term SOFR + 3.500%, 12/17/2026 (C)(E)	118	104
Trinseo Materials Operating S.C.A., Incremental Term Loan
7.819%, CME Term SOFR + 2.500%, 05/03/2028 (E)	171	135
Upstream Newco, Inc., August 2021 Incremental Term Loan, 1st Lien
9.764%, CME Term SOFR + 4.250%, 11/20/2026 (E)	–	—
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
14.195%, CME Term SOFR + 9.250%, 06/30/2028 (D)(E)	269	279

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (B)(C)(D)(E)	$843	$140
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.960%, CME Term SOFR + 3.000%, 03/09/2027 (E)	409	373

Total Loan Participations
(Cost $16,263) ($ Thousands)		13,950

	Shares
FOREIGN COMMON STOCK — 2.6%

Australia — 0.4%
Materials — 0.4%
Burgundy Diamond Mines Ltd *	450,932	42
Lynas Rare Earths *	196,311	1,092

		1,134

Belgium — 0.2%
Information Technology — 0.2%
X-Fab Silicon Foundries *	86,075	487

Canada — 1.2%
Energy — 0.4%
Greenfire Resources *	27,132	202
NexGen Energy *	129,471	845

		1,047

Materials — 0.8%
Hudbay Minerals	235,006	2,160

		3,207

Monaco — 0.7%
Energy — 0.7%
Scorpio Tankers Inc	27,879	1,988

Norway — 0.1%
Energy — 0.1%
OKEA	59,035	122

Total Foreign Common Stock
(Cost $6,467) ($ Thousands)		6,938

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
4.683%, 11/12/2024 (I)	$1,000	$995

Total U.S. Treasury Obligation
(Cost $995) ($ Thousands)		995

MORTGAGE-BACKED SECURITIES — 0.2%
Non-Agency Mortgage-Backed Obligations — 0.2%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
9.434%, TSFR1M + 4.337%, 06/15/2027(A)(E)	245	246
STWD, Ser 2021-FL2, Cl D
7.929%, TSFR1M + 2.914%, 04/18/2038(A)(E)	100	94
STWD, Ser 2021-FL2, Cl E
8.679%, TSFR1M + 3.664%, 04/18/2038(A)(E)	100	92
TRTX, Ser 2021-FL4, Cl D
8.797%, TSFR1M + 3.714%, 03/15/2038(A)(E)	100	96
TRTX, Ser 2021-FL4, Cl E
9.547%, TSFR1M + 4.464%, 03/15/2038(A)(E)	100	94

		622
Total Mortgage-Backed Securities
(Cost $644) ($ Thousands)		622

	Shares
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.0%
Guitar Center *(C)(D)(F)(G)	39	3

Information Technology — 0.2%
Syniverse *(D)(F)(G)	560,381	551

Total Preferred Stock
(Cost $555) ($ Thousands)		554
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.1%
Authentic Brands
5.000%, 09/01/2029(D)	$33	25
Liberty Interactive
4.000%, 11/15/2029	54	19
3.750%, 02/15/2030	522	180

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
North Sea Natural Resources
0.000%, 01/23/2028(D)(G)	$94	$9
0.000%, 01/23/2028(D)(G)	15	2
0.000%, 01/23/2028(D)(G)	7	1
Rite Aid
12.000%, 12/31/2025(C)(D)	34	34
0.000%, 12/31/2049(C)(D)(G)	38	22
Silver Airways LLC
15.000%, 12/31/2027(D)	820	–
Tacora Restructure
13.000%, 09/19/2031(C)(D)	12	12

Total Convertible Bonds
(Cost $1,253) ($ Thousands)		304

	Number of Warrants
WARRANTS — 0.0%
Greenfire RES, Expires 09/20/2028
Strike Price $– *	1,088	3
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	574	27
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(C)(D)	574	13
Silver Airways LLC
Strike Price $– *‡‡(D)	–	–
Tacora Resources
Strike Price $– *‡‡(C)(D)	3,403	3

Total Warrants
(Cost $55) ($ Thousands)		46

	Shares
CASH EQUIVALENT — 7.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	20,100,123	20,100
Total Cash Equivalent
(Cost $20,100) ($ Thousands)		20,100

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $39) ($ Thousands)		33

Total Investments in Securities — 90.0%
(Cost $241,848) ($ Thousands)		$242,069

	Shares
COMMON STOCK SOLD SHORT— (8.7)%
Communication Services — (0.6)%
Magnite *	(22,950)	(318)
Reddit, Cl A *	(6,843)	(451)
Yelp Inc, Cl A *	(22,006)	(772)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

		(1,541)

Consumer Discretionary — (2.4)%
Cheesecake Factory Inc/The	(11,068)	$(449)
Columbia Sportswear Co	(8,817)	(733)
Crocs Inc *	(5,020)	(727)
Floor & Decor Holdings Inc, Cl A *	(3,902)	(484)
Hilton Grand Vacations Inc *	(15,592)	(566)
iRobot *	(66,049)	(574)
Sweetgreen Inc, Cl A *	(13,000)	(461)
Toll Brothers Inc	(3,942)	(609)
Urban Outfitters Inc *	(16,087)	(616)
Williams-Sonoma Inc	(3,115)	(483)
Wyndham Hotels & Resorts Inc	(9,721)	(760)

		(6,462)

Consumer Staples — (0.4)%
elf Beauty Inc *	(2,133)	(232)
Target Corp, Cl A	(5,939)	(926)

		(1,158)

Financials — (1.4)%
Block Inc, Cl A *	(7,017)	(471)
Evercore Inc, Cl A	(3,056)	(774)
Goldman Sachs Group Inc/The	(2,124)	(1,052)
JPMorgan Chase & Co	(5,024)	(1,059)
Runway Growth Finance	(46,254)	(476)

		(3,832)

Industrials — (1.6)%
ArcBest Corp	(5,011)	(544)
Caterpillar Inc, Cl A	(1,159)	(453)
CH Robinson Worldwide Inc	(5,890)	(650)
Expeditors International of Washington Inc	(6,307)	(829)
Matson Inc	(6,487)	(925)
Mueller Industries Inc	(2,117)	(157)
United Rentals Inc	(742)	(601)

		(4,159)

Information Technology — (0.9)%
Badger Meter Inc	(703)	(154)
Crowdstrike Holdings Inc, Cl A *	(1,617)	(453)
Microchip Technology Inc	(1,880)	(151)
NVIDIA Corp	(2,589)	(314)
ON Semiconductor Corp *	(2,042)	(148)
Procore Technologies Inc *	(4,967)	(307)
Xerox Holdings Corp	(81,881)	(850)

		(2,377)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Materials — (0.6)%
Ball Corp	(9,050)	$(615)
Crown Holdings Inc	(4,921)	(472)
PureCycle Technologies *	(59,707)	(567)

		(1,654)

Real Estate — (0.8)%
Lamar Advertising Co, Cl A	(10,040)	(1,341)
Regency Centers Corp	(8,486)	(613)
Zillow Group Inc, Cl A *	(4,986)	(309)

		(2,263)

Total Common Stock Sold Short
(Proceeds $22,499) ($ Thousands)		(23,446)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (3.4)%
Communication Services — (0.3)%
CCO Holdings
5.000%, 02/01/2028 (A)	$(304)	(296)
Midcontinent Communications
8.000%, 08/15/2032 (A)	(205)	(208)
Sirius XM Radio
5.500%, 07/01/2029 (A)	(346)	(338)
		(842)
Consumer Discretionary — (1.0)%
Caesars Entertainment
4.625%, 10/15/2029 (A)	(220)	(209)
Dana
5.625%, 06/15/2028	(335)	(328)
4.250%, 09/01/2030	(140)	(126)
Fertitta Entertainment
6.750%, 01/15/2030 (A)	(525)	(489)
Global Auto Holdings
8.375%, 01/15/2029 (A)	(315)	(305)
Newell Brands
6.375%, 09/15/2027	(210)	(212)
PetSmart
7.750%, 02/15/2029 (A)	(725)	(716)
Tempur Sealy International
4.000%, 04/15/2029 (A)	(245)	(228)
3.875%, 10/15/2031 (A)	(115)	(103)
		(2,716)
Consumer Staples — (0.1)%
Garda World Security
6.000%, 06/01/2029 (A)	(244)	(234)

Energy — (0.1)%
Nabors Industries
9.125%, 01/31/2030 (A)	(178)	(184)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Financials — (0.3)%
Champions Financing
8.750%, 02/15/2029 (A)	$(625)	$(636)
CoreLogic
4.500%, 05/01/2028 (A)	(345)	(326)
		(962)
Health Care — (0.2)%
Fortrea Holdings
7.500%, 07/01/2030 (A)	(568)	(572)

Industrials — (0.7)%
ACCO Brands
4.250%, 03/15/2029 (A)	(355)	(332)
Alta Equipment Group
9.000%, 06/01/2029 (A)	(210)	(188)
Artera Services
8.500%, 02/15/2031 (A)	(630)	(624)
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)	(475)	(496)
Madison IAQ
4.125%, 06/30/2028 (A)	(202)	(195)
		(1,835)
Materials — (0.3)%
SCIH Salt Holdings
4.875%, 05/01/2028 (A)	(375)	(362)
Scotts Miracle-Gro
4.500%, 10/15/2029	(378)	(363)
		(725)
Real Estate — (0.4)%
Service Properties Trust
8.375%, 06/15/2029	(770)	(769)
4.950%, 02/15/2027	(210)	(199)
		(968)
Total Corporate Obligations Sold Short
(Proceeds $8,821) ($ Thousands)		(9,038)

	Shares
REGISTERED INVESTMENT COMPANIES — (2.3)%
iShares Russell 2000 ETF	(13,889)	(3,068)
SPDR S&P 500 ETF Trust	(5,359)	(3,075)

Total Registered Investment Companies
(Proceeds $6,134) ($ Thousands)		(6,143)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS SOLD SHORT — (0.5)%
U.S. Treasury Bonds
4.625%, 05/15/2054	$(870)	(944)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
3.875%, 08/15/2034	$(444)	$(447)
Total U.S. Treasury Obligations Sold Short
(Proceeds $1,417) ($ Thousands)		(1,391)

	Shares
FOREIGN COMMON STOCK SOLD SHORT —(0.3)%
Germany — (0.3)%
Health Care — (0.3)%
Demant *	(24,004)	(955)

Total Foreign Common Stock Sold Short
(Proceeds $812) ($ Thousands)		(955)

Total Investments Sold Short — (15.2)%
(Proceeds $39,683) ($ Thousands)		$(40,973)

WRITTEN OPTION — (0.0)%
Total Written Option
(Premiums Received $3) ($ Thousands)		$–

A list of open exchange traded options contracts for the Fund at September 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
Marathon Petroleum Corp	33	$544	$165.00	11/16/2024	$29
Tesla Inc	25	275	110.00	10/19/2024	–

		819			29

Call Options		–			–
New Fortress Energy Inc	81	122	15.00	11/16/2024	4

Total Purchased Options		$941			$33
WRITTEN OPTION — 0.0%
Put Options
Tesla Inc	(25)	$(200)	80.00	10/19/2024	$–

Total Written Option		$(200)			$–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/12/24	AUD	97	USD	65	$(2)
BNYMellon	12/18/24	USD	338	CAD	458	2
BNYMellon	12/18/24	CAD	458	USD	338	(2)
						$(2)

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2024 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX HY43 500 12/29	5.00%	Quarterly	12/20/2029	$980	$(71)	$(70)	$(1)
CDX IG43 100 12/29	1.00%	Quarterly	12/20/2029	1,915	(43)	(43)	–
CDX IG43 100 12/29	1.00%	Quarterly	12/20/2029	11,538	(256)	(260)	4
					$(370)	$(373)	$3

Percentages are based on Net Assets of $269,029 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $65,181 ($ Thousands), representing 24.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of September 30, 2024 was $4,530 ($ Thousands) and represented 1.7% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)	No interest rate available.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	78,833	969	79,802
Common Stock	61,806	398	1,522	63,726
Registered Investment Companies	54,999	–	–	54,999
Loan Participations	–	11,676	2,274	13,950
Foreign Common Stock	6,938	–	–	6,938
U.S. Treasury Obligation	–	995	–	995
Mortgage-Backed Securities	–	622	–	622
Preferred Stock	–	–	554	554
Convertible Bonds	–	199	105	304
Warrants	3	–	43	46
Cash Equivalent	20,100	–	–	20,100
Purchased Options	33	–	–	33
Total Investments in Securities	143,879	92,723	5,467	242,069
Securities Sold Short
Common Stock	(23,446)	–	–	(23,446)
Corporate Obligations	–	(9,038)	–	(9,038)
Registered Investment Companies	(6,143)	–	–	(6,143)
U.S. Treasury Obligations	–	(1,391)	–	(1,391)
Foreign Common Stock	(955)	–	–	(955)
Total Securities Sold Short	(30,544)	(10,429)	–	(40,973)

Other Financial Instruments	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Written Options	–	^	–	–	–
Forward Contracts*
Unrealized Appreciation	–		2	–	2
Unrealized Depreciation	–		(4)	–	(4)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–		4	–	4
Unrealized Depreciation	–		(1)	–	(1)
Total Other Financial Instruments	–		1	–	1

*			Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes other Financial Instruments with a value less than $500.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Convertible Bond	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2023	$651	$1,052	$1,414	$734	$479	$49
Accrued discounts/premiums	–	5	(2)	1	–	–
Realized gain/(loss)	751	(654)	(5)	–	–	–
Change in unrealized appreciation/(depreciation)	(438)	452	10	(896)	11	(9)
Purchases	323	587	317	211	64	–
Sales	(58)	(658)	(1,012)	(7)	–	–
Net transfer into Level 3	293	185	1,552	62	–	3
Net transfer out of Level 3	–	–	–	–	–	–
Ending Balance as of September 31, 2024(1)	$1,522	$969	$2,274	$105	$554	$43
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(569)	$514	$(1,316)	$(896)	$11	$(9)

(1) Of the $5,467 ($ Thousands) in Level 3 securities as of September 30, 2024, $3,365 ($ Thousands) or 1.3% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the year ended September 30, 2024, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$92,197	$445,411	$(517,508)	$—	$—	$20,100	$2,502	$—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Strategy Alternative Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at September 30, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
CMG Media	$680	12/12/2019	$593	$398
Mountain Province Diamonds	223	12/16/2022	220	210
Northwest Acquisitions ULC	460	10/1/2019	419	–
RAD (Escrow Security)	495	9/4/2024	–	–
Rite Aid	197	9/4/2024	123	123
SWF Holdings I	80	5/28/2024	83	51
Tacora Resources	23	5/24/2023	–	–
Tacora Resources	175	5/7/2021	–	61
Common Stock
AVAYA Inc	14,995	5/5/2023	225	98
Guitar Center	2,167	1/8/2021	275	265
Parker Drilling Co	4,414	3/26/2019	56	62
Rite Aid	381	9/4/2024	–	–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	634	5/1/2023	585	557
KNS Acquistion Corp., Initial Term Loan, 1st Lien	577	7/13/2023	537	352
LifeScan Global Corporation, Initial Term Loan, 1st Lien	1,781	6/19/2018	1,560	713
LifeScan Global Corporation, Initial Term Loan, 2nd Lien	85	9/1/2021	82	3
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	77	7/8/2022	73	48
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	875	8/13/2021	765	571
Mountaineer Merger Corp., Initial Term Loan, 1st Lien	424	10/22/2021	353	343
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien	221	3/21/2019	201	203
SWF Holdings I Corp., Initial Term Loan, 1st Lien	138	5/30/2024	117	114
Terrier Media Buyer, Term B Loan, 1st Lien	118	6/6/2024	104	104
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien	843	1/26/2023	702	140
Preferred Stock
Guitar Center	39	1/8/2021	4	3
Convertible Bond
Rite Aid	38	9/4/2024	22	22
Rite Aid	34	8/27/2024	28	34
Tacora Restructure	12	9/19/2024	12	12
Warrant
Guitar Center	1,148	1/8/2021	52	40
Tacora Resources	3,403	9/19/2024	3	3
			$7,194	$4,530

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Liquid Alternative Fund

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	816	Jun-2026	$198,267	$197,931	$(336)
AUD Currency	101	Dec-2024	6,828	6,994	166
Japanese Yen	173	Dec-2024	15,334	15,204	(130)
MSCI EAFE Index	220	Dec-2024	26,804	27,382	578
MSCI Emerging Markets	355	Dec-2024	19,826	20,844	1,018
NASDAQ 100 Index E-MINI	37	Dec-2024	14,434	14,993	559
Russell 2000 Index E-MINI	54	Dec-2024	5,742	6,073	331
S&P 500 Index E-MINI	66	Dec-2024	18,752	19,187	435
S&P Mid Cap 400 Index E-MINI	32	Dec-2024	9,570	10,075	505
U.S. 10-Year Treasury Note	370	Dec-2024	42,443	42,284	(159)
U.S. Dollar Index	424	Dec-2024	42,931	42,620	(311)
U.S. Long Treasury Bond	31	Dec-2024	3,849	3,850	1
			404,780	407,437	2,657
Short Contracts
AUD Currency	(15)	Dec-2024	$(1,015)	$(1,039)	$(24)
CAD Currency	(147)	Dec-2024	(10,875)	(10,891)	(16)
Euro FX	(43)	Dec-2024	(5,999)	(6,002)	(3)
Japanese Yen	(203)	Dec-2024	(18,068)	(17,840)	228
Russell 2000 Index E-MINI	(4)	Dec-2024	(425)	(449)	(24)
U.S. Dollar Index	(34)	Dec-2024	(3,442)	(3,417)	25
U.S. Long Treasury Bond	(86)	Dec-2024	(10,781)	(10,681)	100
			(50,605)	(50,319)	286
			$354,175	$357,118	$2,943

Percentages are based on Net Assets of $203,733 ($ Thousands).

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's other financial instruments carried at value ($ Thousands):

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,946	–	–	3,946
Unrealized Depreciation	(1,003)	–	–	(1,003)
Total Other Financial Instruments	2,943	–	–	2,943

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 64.1%
U.S. Treasury Bills
5.303%, 11/14/2024 ^(A)	$106,194	$105,589
5.293%, 12/05/2024 (A)	90,000	89,265
5.278%, 12/12/2024 ^(A)	2,919	2,893
5.277%, 12/26/2024 ^(A)	27,021	26,730
5.256%, 10/10/2024 ^(A)	4,624	4,619
5.214%, 01/09/2025 ^(A)	1,725	1,704
4.914%, 02/13/2025 ^(A)	3,799	3,736
4.888%, 02/20/2025 ^(A)	1,880	1,848
4.815%, 02/06/2025 ^(A)	22,853	22,496
4.685%, 10/29/2024 ^(A)	60,000	59,779
4.656%, 10/15/2024 (A)	50,000	49,908
4.606%, 10/08/2024 ^(A)	110,000	109,900
4.346%, 03/27/2025 ^(A)	6,315	6,183
0.000%, 04/03/2025 ^(A)	2,112	2,067
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	5,807	6,409
3.625%, 04/15/2028	3,417	3,661
3.375%, 04/15/2032	1,088	1,229
2.500%, 01/15/2029	2,351	2,452
2.375%, 01/15/2027	2,698	2,742
2.375%, 10/15/2028	22,292	23,151
2.125%, 04/15/2029	19,551	20,093
2.000%, 01/15/2026	3,816	3,809
1.875%, 07/15/2034	6,215	6,367
1.750%, 01/15/2028	2,546	2,567
1.750%, 01/15/2034	26,488	26,782
1.625%, 10/15/2027	6,780	6,824
1.375%, 07/15/2033	26,495	26,115
1.250%, 04/15/2028	20,677	20,481
1.125%, 01/15/2033	7,926	7,647
1.000%, 02/15/2049	1,250	1,019
0.875%, 01/15/2029	4,588	4,479
0.750%, 07/15/2028	5,348	5,229
0.625%, 01/15/2026	6,629	6,502
0.625%, 07/15/2032	25,877	24,227
0.500%, 01/15/2028	4,566	4,421
0.375%, 07/15/2025	6,774	6,677
0.375%, 01/15/2027	5,439	5,284
0.375%, 07/15/2027	6,016	5,850
0.250%, 07/15/2029	4,107	3,896
0.125%, 10/15/2025	6,527	6,400
0.125%, 04/15/2026	4,781	4,648
0.125%, 07/15/2026	5,860	5,713
0.125%, 10/15/2026	6,361	6,185
0.125%, 04/15/2027	6,405	6,165
0.125%, 01/15/2030	5,376	5,015
0.125%, 07/15/2030	26,877	24,991
0.125%, 01/15/2031	27,079	24,880
0.125%, 07/15/2031	27,895	25,517

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2032		$29,956	$27,071

Total U.S. Treasury Obligations
(Cost $846,535) ($ Thousands)			851,215

SOVEREIGN DEBT — 7.1%

Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	2,672	3,011
French Republic Government Bond OAT
0.100%, 03/01/2029(B)		15,968	17,336
0.100%, 07/25/2031(B)		8,655	9,274
0.100%, 03/01/2032(B)		5,161	5,417
0.100%, 03/01/2036(B)		7,318	7,312
0.100%, 07/25/2036(B)		10,386	10,458
United Kingdom Gilt Inflation Linked
1.250%, 11/22/2032	GBP	9,815	14,040
0.750%, 11/22/2033		4,476	6,122
0.750%, 03/22/2034		9,010	12,257
0.125%, 03/22/2029		2,448	3,263
0.125%, 08/10/2031		4,487	5,960

Total Sovereign Debt
(Cost $91,866) ($ Thousands)			94,450

		Number of Warrants
WARRANTS — 0.0%
Constellation Software Inc.‡‡(C)		100	–

Total Warrants
(Cost $—) ($ Thousands)			–

	Shares
FOREIGN COMMON STOCK — 0.0%

United Kingdom — 0.0%
Health Care — 0.0%
NMC Health PLC		12,179	—

Total Foreign Common Stock
(Cost $324) ($ Thousands)			—
		Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡		422	–
Total Rights
(Cost $—) ($ Thousands)			–

Total Investments in Securities — 71.2%
(Cost $938,725) ($ Thousands)			$945,665

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	510	Dec-2024	$39,811	$41,183	$(324)
Australian 3-Year Bond	159	Dec-2024	11,383	11,823	(19)
Brent Crude^	191	Jan-2025	13,780	13,649	(131)
Canadian 10-Year Bond	528	Dec-2024	48,684	48,858	357
Coffee C^	65	Dec-2024	5,863	6,588	725
Corn^	282	Dec-2024	5,721	5,989	268
Cotton No. 2^	35	Dec-2024	1,248	1,288	40
DAX Index	8	Dec-2024	4,232	4,354	111
Euro STOXX 50	336	Dec-2024	18,293	18,861	509
Euro-Bobl	1,131	Dec-2024	148,752	151,532	1,270
Euro-BTP	158	Dec-2024	20,853	21,419	396
Euro-Bund 10-Year Bond	785	Dec-2024	115,987	118,204	1,127
Euro-Buxl	184	Dec-2024	27,519	27,984	215
Euro-OAT	204	Dec-2024	28,538	28,879	102
Euro-Schatz	62	Dec-2024	7,343	7,416	22
Feeder Cattle^	6	Jan-2025	712	716	4
Feeder Cattle^	2	Nov-2024	236	245	9
FTSE 100 Index	161	Dec-2024	17,764	17,900	(154)
FTSE KLCI	3	Oct-2024	60	60	–
FTSE MIB Index	40	Dec-2024	7,505	7,620	90
FTSE Taiwan Index	47	Oct-2024	3,563	3,508	(55)
FTSE/JSE Top 40 Index	6	Dec-2024	279	277	(1)
Gasoline^	31	Nov-2024	2,519	2,482	(37)
Gold^	103	Dec-2024	25,464	27,392	1,928
Hang Seng Index	12	Oct-2024	1,499	1,644	142
IBEX	42	Oct-2024	5,508	5,573	55
IFSC Nifty50 Index	292	Oct-2024	15,255	15,188	(67)
Japanese 10-Year Bond	33	Dec-2024	33,490	33,372	40
KC HRW Wheat^	5	Dec-2024	146	146	–
KOSPI 200 Index	35	Dec-2024	2,215	2,329	57
Lean Hogs^	42	Dec-2024	1,214	1,231	17
Live Cattle^	55	Dec-2024	3,920	4,066	146
LME Copper^	77	Dec-2024	19,086	18,904	(182)
LME Lead^	32	Dec-2024	1,698	1,673	(25)
LME Primary Aluminum^	77	Dec-2024	4,848	5,030	182
LME Zinc^	56	Dec-2024	4,111	4,329	218
Long Gilt 10-Year Bond	796	Dec-2024	104,229	105,096	(373)
Low Sulphur Gasoil^	45	Dec-2024	2,893	2,954	61
MSCI EAFE Index	579	Dec-2024	70,686	72,065	1,379
MSCI Emerging Markets	290	Dec-2024	15,903	17,027	1,124
Natural Gas^	46	Nov-2024	1,411	1,538	127
NY Harbor ULSD^	24	Nov-2024	2,152	2,181	29
NYMEX Cocoa^	16	Dec-2024	1,129	1,236	107
NYMEX Cocoa^	3	Dec-2024	212	210	(5)
OMX Stockholm 30	45	Oct-2024	1,175	1,165	(6)
Platinum^	7	Aug-2025	109	111	2
Russell 2000 Index E-MINI	290	Dec-2024	31,683	32,614	931
S&P 500 Index E-MINI	1,277	Dec-2024	362,543	371,240	8,697
S&P Mid Cap 400 Index E-MINI	50	Dec-2024	15,209	15,743	534
S&P TSX 60 Index	74	Dec-2024	15,489	15,824	239
Silver^	39	Dec-2024	5,699	6,135	436
Soybean^	119	Nov-2024	6,270	6,289	19
Soybean^	23	Jan-2025	1,201	1,237	36
Soybean Meal^	116	Dec-2024	3,942	3,962	20
Soybean Oil^	30	Dec-2024	744	779	35

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
SPI 200 Index	51	Dec-2024	$7,055	$7,346	$103
Sugar No. 11^	241	Mar-2025	5,163	6,065	902
TOPIX Index	52	Dec-2024	9,343	9,625	279
U.S. 2-Year Treasury Note	111	Dec-2024	23,091	23,115	24
U.S. 5-Year Treasury Note	2,232	Dec-2024	244,965	245,259	294
U.S. 10-Year Treasury Note	2,725	Dec-2024	311,704	311,417	(287)
U.S. Long Treasury Bond	857	Dec-2024	106,929	106,428	(501)
U.S. Ultra Long Treasury Bond	219	Dec-2024	29,370	29,147	(223)
Wheat^	41	Dec-2024	1,147	1,197	50
WTI Crude Oil^	131	Oct-2024	9,097	8,930	(167)
WTI Crude Oil^	100	Nov-2024	6,747	6,777	30
			2,046,389	2,074,424	20,931
Short Contracts
Aluminum^	(2)	Jan-2025	$(123)	$(128)	$(5)
Brent Crude^	(40)	Oct-2024	(2,871)	(2,868)	3
CAC40 10 Euro Index	(7)	Oct-2024	(592)	(597)	(4)
Copper^	(2)	Dec-2024	(213)	(227)	(14)
Gasoline^	(4)	Oct-2024	(339)	(325)	14
Hang Seng China Enterprises Index	(14)	Oct-2024	(650)	(680)	(30)
LME Nickel^	(4)	Dec-2024	(384)	(420)	(36)
Low Sulphur Gasoil^	(5)	Nov-2024	(326)	(330)	(4)
MSCI Singapore Index	(56)	Oct-2024	(1,499)	(1,500)	3
Natural Gas^	(7)	Oct-2024	(198)	(204)	(6)
NY Harbor ULSD^	(13)	Oct-2024	(1,163)	(1,177)	(14)
SET 50	(116)	Dec-2024	(654)	(660)	5
			(9,012)	(9,116)	(88)
			$2,037,377	$2,065,308	$20,843

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/18/24	USD	90	PHP	5,000	$(1)
Citigroup	12/18/24	USD	127	IDR	1,977,778	3
Citigroup	12/18/24	USD	208	ILS	768	(2)
Citigroup	12/18/24	USD	98	COP	415,928	—
Citigroup	12/18/24	USD	386	COP	1,596,155	(7)
Citigroup	12/18/24	THB	500	USD	15	(1)
Citigroup	12/18/24	USD	595	THB	20,000	30
Citigroup	12/18/24	USD	625	PLN	2,419	4
Citigroup	12/18/24	USD	385	PLN	1,480	(1)
Citigroup	12/18/24	USD	904	SGD	1,168	11
Citigroup	12/18/24	USD	130	SGD	166	—
Citigroup	12/18/24	USD	1,170	CLP	1,080,543	33
Citigroup	12/18/24	USD	903	EUR	808	1
Citigroup	12/18/24	USD	328	EUR	293	—
Citigroup	12/18/24	USD	1,702	TWD	53,650	12
Citigroup	12/18/24	USD	284	TWD	8,850	(1)
Citigroup	12/18/24	USD	1,127	CZK	25,513	4
Citigroup	12/18/24	USD	1,046	CZK	23,519	(3)
Citigroup	12/18/24	PLN	998	USD	260	—
Citigroup	12/18/24	PLN	1,721	USD	446	(1)
Citigroup	12/18/24	ILS	2,247	USD	610	4

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/18/24	ILS	623	USD	167	$(1)
Citigroup	12/18/24	SGD	4,188	USD	3,231	(50)
Citigroup	12/18/24	USD	236	HUF	85,000	2
Citigroup	12/18/24	USD	5,971	HUF	2,120,496	(26)
Citigroup	12/18/24	USD	6,804	KRW	8,978,881	65
Citigroup	12/18/24	CNH	9,798	USD	1,391	(18)
Citigroup	12/18/24	USD	10,095	ZAR	181,379	361
Citigroup	12/18/24	USD	58	ZAR	1,000	(1)
Citigroup	12/18/24	USD	10,795	BRL	60,385	192
Citigroup	12/18/24	USD	187	BRL	1,025	(1)
Citigroup	12/18/24	TWD	975	USD	31	—
Citigroup	12/18/24	TWD	10,025	USD	317	(4)
Citigroup	12/18/24	USD	13,787	CNH	97,084	177
Citigroup	12/18/24	USD	350	CNH	2,428	(1)
Citigroup	12/18/24	USD	5,496	MXN	110,560	77
Citigroup	12/18/24	USD	9,418	MXN	185,768	(54)
Citigroup	12/18/24	GBP	15,284	USD	20,107	(386)
Citigroup	12/18/24	ZAR	15,375	USD	856	(31)
Citigroup	12/18/24	USD	19,594	INR	1,651,292	42
Citigroup	12/18/24	USD	357	INR	30,000	—
Citigroup	12/18/24	INR	25,000	USD	298	—
Citigroup	12/18/24	INR	5,000	USD	59	—
Citigroup	12/18/24	CZK	27,367	USD	1,217	3
Citigroup	12/18/24	CZK	8,633	USD	382	(1)
Citigroup	12/18/24	MXN	500	USD	25	—
Citigroup	12/18/24	MXN	36,000	USD	1,782	(33)
Citigroup	12/18/24	PHP	625	USD	11	—
Citigroup	12/18/24	PHP	39,375	USD	699	(3)
Citigroup	12/18/24	EUR	16,064	USD	18,022	38
Citigroup	12/18/24	EUR	47,741	USD	53,191	(257)
Citigroup	12/18/24	HUF	80,000	USD	225	1
Citigroup	12/18/24	HUF	10,000	USD	28	—
Citigroup	12/18/24	CLP	100,000	USD	112	—
Citigroup	12/18/24	CLP	377,422	USD	415	(6)
Citigroup	12/18/24	COP	650,000	USD	153	(1)
Citigroup	12/18/24	KRW	150,000	USD	115	—
Citigroup	12/18/24	KRW	2,700,000	USD	2,035	(31)
Goldman Sachs	10/08/24	CHF	10,086	USD	11,924	(45)
Goldman Sachs	10/08/24	USD	11,924	PHP	673,456	91
Goldman Sachs	10/08/24	USD	11,924	MXN	237,683	186
Goldman Sachs	10/08/24	USD	11,924	INR	1,002,136	31
Goldman Sachs	10/08/24	USD	11,924	HUF	4,261,623	49
Goldman Sachs	10/08/24	USD	11,924	COP	50,020,341	49
Goldman Sachs	10/08/24	USD	11,924	BRL	67,484	457
Goldman Sachs	10/08/24	USD	11,924	IDR	185,367,395	307
Goldman Sachs	10/08/24	USD	11,924	ZAR	214,736	529
Goldman Sachs	10/08/24	AUD	17,749	USD	11,941	(373)
Goldman Sachs	10/08/24	ILS	43,871	USD	11,924	126
Goldman Sachs	10/08/24	PLN	46,276	USD	11,924	(138)
Goldman Sachs	10/08/24	CNH	84,629	USD	11,924	(177)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	10/08/24	SEK	122,581	USD	11,924	$(175)
Goldman Sachs	10/08/24	NOK	127,397	USD	11,924	(174)
Goldman Sachs	10/08/24	TWD	381,204	USD	11,924	(136)
JPMorgan Chase Bank	12/18/24	USD	90	PHP	5,000	—
JPMorgan Chase Bank	12/18/24	USD	127	IDR	1,977,778	2
JPMorgan Chase Bank	12/18/24	USD	208	ILS	768	(1)
JPMorgan Chase Bank	12/18/24	USD	98	COP	415,928	1
JPMorgan Chase Bank	12/18/24	USD	386	COP	1,596,155	(7)
JPMorgan Chase Bank	12/18/24	THB	500	USD	15	—
JPMorgan Chase Bank	12/18/24	USD	595	THB	20,000	30
JPMorgan Chase Bank	12/18/24	USD	625	PLN	2,419	5
JPMorgan Chase Bank	12/18/24	USD	385	PLN	1,480	—
JPMorgan Chase Bank	12/18/24	USD	904	SGD	1,168	11
JPMorgan Chase Bank	12/18/24	USD	130	SGD	166	—
JPMorgan Chase Bank	12/18/24	USD	1,170	CLP	1,080,543	33
JPMorgan Chase Bank	12/18/24	USD	903	EUR	808	2
JPMorgan Chase Bank	12/18/24	USD	328	EUR	293	—
JPMorgan Chase Bank	12/18/24	USD	1,702	TWD	53,650	13
JPMorgan Chase Bank	12/18/24	USD	284	TWD	8,850	(1)
JPMorgan Chase Bank	12/18/24	USD	1,127	CZK	25,513	5
JPMorgan Chase Bank	12/18/24	USD	1,046	CZK	23,519	(2)
JPMorgan Chase Bank	12/18/24	PLN	997	USD	260	1
JPMorgan Chase Bank	12/18/24	PLN	1,721	USD	446	(1)
JPMorgan Chase Bank	12/18/24	ILS	2,247	USD	610	5
JPMorgan Chase Bank	12/18/24	ILS	623	USD	167	—
JPMorgan Chase Bank	12/18/24	SGD	4,188	USD	3,231	(49)
JPMorgan Chase Bank	12/18/24	USD	236	HUF	85,000	2
JPMorgan Chase Bank	12/18/24	USD	5,971	HUF	2,120,496	(26)
JPMorgan Chase Bank	12/18/24	USD	6,804	KRW	8,978,881	65
JPMorgan Chase Bank	12/18/24	CNH	9,798	USD	1,391	(18)
JPMorgan Chase Bank	12/18/24	USD	10,095	ZAR	181,379	362
JPMorgan Chase Bank	12/18/24	USD	58	ZAR	1,000	—
JPMorgan Chase Bank	12/18/24	USD	10,795	BRL	60,385	192
JPMorgan Chase Bank	12/18/24	USD	187	BRL	1,025	—
JPMorgan Chase Bank	12/18/24	TWD	975	USD	31	—
JPMorgan Chase Bank	12/18/24	TWD	10,025	USD	317	(3)
JPMorgan Chase Bank	12/18/24	USD	13,786	CNH	97,084	178
JPMorgan Chase Bank	12/18/24	USD	350	CNH	2,428	—
JPMorgan Chase Bank	12/18/24	USD	5,496	MXN	110,560	77
JPMorgan Chase Bank	12/18/24	USD	9,418	MXN	185,768	(53)
JPMorgan Chase Bank	12/18/24	GBP	15,284	USD	20,107	(386)
JPMorgan Chase Bank	12/18/24	ZAR	15,375	USD	856	(31)
JPMorgan Chase Bank	12/18/24	USD	19,594	INR	1,651,292	42
JPMorgan Chase Bank	12/18/24	USD	357	INR	30,000	—
JPMorgan Chase Bank	12/18/24	INR	25,000	USD	298	—
JPMorgan Chase Bank	12/18/24	INR	5,000	USD	59	—
JPMorgan Chase Bank	12/18/24	CZK	27,367	USD	1,217	3
JPMorgan Chase Bank	12/18/24	CZK	8,633	USD	382	(1)
JPMorgan Chase Bank	12/18/24	MXN	500	USD	25	—
JPMorgan Chase Bank	12/18/24	MXN	36,000	USD	1,782	(32)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Accumulation Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/18/24	PHP	625	USD	11	$—
JPMorgan Chase Bank	12/18/24	PHP	39,375	USD	699	(3)
JPMorgan Chase Bank	12/18/24	EUR	16,064	USD	18,022	38
JPMorgan Chase Bank	12/18/24	EUR	47,741	USD	53,191	(257)
JPMorgan Chase Bank	12/18/24	HUF	80,000	USD	225	1
JPMorgan Chase Bank	12/18/24	HUF	10,000	USD	28	—
JPMorgan Chase Bank	12/18/24	CLP	100,000	USD	112	1
JPMorgan Chase Bank	12/18/24	CLP	377,422	USD	415	(5)
JPMorgan Chase Bank	12/18/24	COP	650,000	USD	153	(1)
JPMorgan Chase Bank	12/18/24	KRW	150,000	USD	115	1
JPMorgan Chase Bank	12/18/24	KRW	2,700,000	USD	2,035	(30)
						$908

A list of the open OTC swap agreements held by the Fund at September 30, 2024, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	BOVESPA Index	Positive Price Return	Positive Price Return	At Maturity	10/19/2024	BRL	$3,763	$3,774	$–	$10
Bank of America	TAIEX Index	Negative Price Return	Positive Price Return	At Maturity	10/19/2024	TWD	9,258	9,595	–	337
JPMorgan Chase	BOVESPA Index	Positive Price Return	Positive Price Return	At Maturity	10/19/2024	BRL	2,484	2,483	–	–
JPMorgan Chase	AEX Index	Negative Price Return	Positive Price Return	At Maturity	10/21/2024	EUR	(4,416)	(4,478)	–	(62)
Goldman Sachs^	Bloomberg Commodity Index	3 Month Treasury Bill Rate + 7.5 BPS	Index Return	Monthly	11/01/2024	USD	(150,000)	–	–	–
Bank of America	HSCEI Index	Positive Price Return	Asset Return	At Maturity	11/02/2024	HKD	4,357	4,863	–	506
JPMorgan Chase	HSCEI Index	Positive Price Return	Asset Return	At Maturity	11/02/2024	HKD	13,256	14,687	–	1,431
JPMorgan Chase	KOSPI 200 Index	Negative Price Return	Positive Price Return	At Maturity	12/15/2024	KRW	6,646	6,917	–	271
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA Index	Asset Return	JIBA1M Index	Monthly	12/18/2024	ZAR	29,628	(119)	–	(119)
Citigroup	MSCI TAIWAN NET Index	NDEUSTW Index	Asset Return	Annually	12/18/2024	USD	201	15	–	15
Citigroup	MSCI THAILAND NET Index	Asset Return	NDEUTHF Index	Annually	12/18/2024	USD	1,134	(70)	–	(70)
Citigroup	MSCI INTERNATIONAL SWEDEN Index	STIB1M Index	Asset Return	Monthly	12/18/2024	SEK	7,527	(3)	–	(3)
Citigroup	MSCI INTERNATIONAL MEXICO Index	MXIBTIIE Index	Asset Return	Monthly	12/18/2024	MXN	2,008	–	–	–
Citigroup	TEL AVIV 35 Index	TELBOR01 Index	Asset Return	Monthly	12/18/2024	ILS	2,444	28	–	28
Citigroup	MSCI INTERNATIONAL HONG KONG Index	HIHD01M Index	Asset Return	Monthly	12/18/2024	HKD	3,598	94	–	94
Citigroup	MSCI INTERNATIONAL SPAIN Index	ESTRON Index	Asset Return	Monthly	12/18/2024	EUR	2,481	16	–	16
Citigroup	MSCI INTERNATIONAL NETHERLANDS Index	Asset Return	ESTRON Index	Monthly	12/18/2024	EUR	1,777	(69)	–	(69)
Citigroup	MSCI INTERNATIONAL FRANCE Index	Asset Return	ESTRON Index	Monthly	12/18/2024	EUR	963	(33)	–	(33)
Citigroup	MSCI INTERNATIONAL SWITZERLAND Index	Asset Return	SSARON Index	Monthly	12/18/2024	CHF	2,131	(58)	–	(58)
Citigroup	MSCI INTERNATIONAL CANADA NET Index	Asset Return	CAONREPO Index	Monthly	12/18/2024	CAD	3,257	(76)	–	(76)
Citigroup	MSCI INTERNATIONAL SINGAPORE Index	Asset Return	SIBCSORA Index	Monthly	12/18/2024	SGD	819	(21)	–	(21)
Citigroup	MSCI INTERNATIONAL BRAZIL NET Index	BZDIOVRA Index	Asset Return	Monthly	12/18/2024	BRL	14,801	(96)	–	(96)
Bank of America	FTSE/JSE Index	Positive Price Return	Positive Price Return	At Maturity	12/22/2024	ZAR	(8)	(9)	–	–
Bank of America	WIG 20 Index	Negative Price Return	Positive Price Return	At Maturity	12/23/2024	PLN	(292)	(295)	–	(3)
Bank of America	SWISS Market Index	Negative Price Return	Positive Price Return	At Maturity	12/23/2024	CHF	999	1,013	–	14
								$38,158	$–	$2,112

Percentages are based on Net Assets of $1,328,151 ($ Thousands).

^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of September 30, 2024.
*	Non-income producing security.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Accumulation Fund (Concluded)

‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $49,797 ($ Thousands), representing 3.7% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
U.S. Treasury Obligations	–	851,215	–		851,215
Sovereign Debt	–	94,450	–		94,450
Warrant	–	–	–	^	–
Foreign Common Stock	–	–	–	^	–
Rights	–	–	–	^	–
Total Investments in Securities	–	945,665	–		945,665

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	23,513	–	–	23,513
Unrealized Depreciation	(2,670)	–	–	(2,670)
Forward Contracts*
Unrealized Appreciation	–	3,955	–	3,955
Unrealized Depreciation	–	(3,047)	–	(3,047)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,722	–	2,722
Unrealized Depreciation	–	(610)	–	(610)
Total Other Financial Instruments	20,843	3,020	–	23,863

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes securities with a value less than $500.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 38.7%
Communication Services — 2.8%
Altice Financing
5.000%, 01/15/2028 (A)	$335	$283
Altice France
5.500%, 10/15/2029 (A)	1,319	924
Altice France Holding
10.500%, 05/15/2027 (A)	920	317
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	442	348
5.750%, 06/15/2025	70	68
AMC Networks
10.250%, 01/15/2029 (A)	190	195
ANGI Group
3.875%, 08/15/2028 (A)	507	465
AT&T
3.500%, 06/01/2041	330	270
2.750%, 06/01/2031	355	321
2.550%, 12/01/2033	1,338	1,128
Bharti Airtel
3.250%, 06/03/2031 (A)	1,160	1,060
CCO Holdings
4.750%, 03/01/2030 (A)	530	487
4.750%, 02/01/2032 (A)	1,140	1,005
4.250%, 02/01/2031 (A)	280	247
Charter Communications Operating
4.908%, 07/23/2025	690	689
3.750%, 02/15/2028	610	585
Cinemark USA
7.000%, 08/01/2032 (A)	205	214
5.250%, 07/15/2028 (A)	364	358
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	610	638
5.125%, 08/15/2027 (A)	290	285
Connect Finco SARL
9.000%, 09/15/2029 (A)	200	194
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	500	6
5.375%, 08/15/2026 (A)(B)	330	4
DISH DBS
5.875%, 11/15/2024	190	189
5.750%, 12/01/2028 (A)	110	96
5.250%, 12/01/2026 (A)	465	430
Gray Television
7.000%, 05/15/2027 (A)	130	128
Hughes Satellite Systems
6.625%, 08/01/2026	230	200
iHeartCommunications
8.375%, 05/01/2027	590	316
6.375%, 05/01/2026	70	61
IHS Holding
6.250%, 11/29/2028 (A)	350	328
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	296

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/27/2031 (A)		$219	$197
Nexstar Media
5.625%, 07/15/2027 (A)		350	347
Scripps Escrow
5.875%, 07/15/2027 (A)		167	145
Sinclair Television Group
5.125%, 02/15/2027 (A)		100	87
Sirius XM Radio
4.000%, 07/15/2028 (A)		805	760
T-Mobile USA
4.500%, 04/15/2050		1,416	1,259
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		300	307
Ziff Davis
4.625%, 10/15/2030 (A)		220	207
ZipRecruiter
5.000%, 01/15/2030 (A)		210	190

			15,634

Consumer Discretionary — 4.3%
Allen Media
10.500%, 02/15/2028 (A)		370	159
Asbury Automotive Group
5.000%, 02/15/2032 (A)		195	185
4.625%, 11/15/2029 (A)		360	343
Caesars Entertainment
4.625%, 10/15/2029 (A)		875	832
CalAtlantic Group
5.250%, 06/01/2026		330	319
Carnival
7.000%, 08/15/2029 (A)		145	154
4.000%, 08/01/2028 (A)		70	68
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)		100	108
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	153
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)		$618	653
CSC Holdings
11.750%, 01/31/2029 (A)		800	773
5.750%, 01/15/2030 (A)		250	129
5.500%, 04/15/2027 (A)		200	176
5.375%, 02/01/2028 (A)		430	362
4.125%, 12/01/2030 (A)		300	219
3.375%, 02/15/2031 (A)		225	160
DirecTV Financing
5.875%, 08/15/2027 (A)		905	889
DISH Network
11.750%, 11/15/2027 (A)		530	556
Empire Communities
9.750%, 05/01/2029 (A)		140	149
Foot Locker
4.000%, 10/01/2029 (A)		370	322

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit
5.850%, 05/17/2027	$343	$349
Foundation Building Materials
6.000%, 03/01/2029 (A)	625	550
Full House Resorts
8.250%, 02/15/2028 (A)	450	451
General Motors
5.950%, 04/01/2049	36	36
General Motors Financial
5.650%, 01/17/2029	165	170
Genting New York
7.250%, 10/01/2029 (A)	860	870
Getty Images
9.750%, 03/01/2027 (A)	242	242
Global Auto Holdings
8.750%, 01/15/2032 (A)	260	243
Group 1 Automotive
6.375%, 01/15/2030 (A)	95	97
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	710	675
Historic TW
8.300%, 01/15/2036 (C)	310	344
Hyundai Capital America
6.200%, 09/21/2030 (A)	735	793
KB Home
7.250%, 07/15/2030	380	397
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	845	812
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	740	720
Marks & Spencer
7.125%, 12/01/2037 (A)	120	132
Match Group Holdings II
5.625%, 02/15/2029 (A)	155	155
3.625%, 10/01/2031 (A)	115	103
McClatchy
11.000%, 07/15/2027 (A)	242	267
Mclaren Finance
7.500%, 08/01/2026 (A)	380	351
Melco Resorts Finance
7.625%, 04/17/2032 (A)	525	541
MercadoLibre
3.125%, 01/14/2031	240	217
Michaels
5.250%, 05/01/2028 (A)	120	89
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (A)	216	214
NCL
8.125%, 01/15/2029 (A)	230	246
5.875%, 03/15/2026 (A)	50	50
Newell Brands
6.375%, 09/15/2027	70	71
5.700%, 04/01/2026	230	230

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Penske Automotive Group
3.750%, 06/15/2029		$593	$553
Phinia
6.750%, 04/15/2029 (A)		250	258
6.625%, 10/15/2032 (A)		180	182
PM General Purchaser
9.500%, 10/01/2028 (A)		520	529
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)		325	337
6.000%, 02/01/2033 (A)		250	256
5.625%, 09/30/2031 (A)		500	507
4.250%, 07/01/2026 (A)		140	138
Sally Holdings
6.750%, 03/01/2032		120	123
Sands China
5.400%, 08/08/2028		240	242
3.250%, 08/08/2031		200	176
2.850%, 03/08/2029		200	182
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)		622	607
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		445	443
TKC Holdings
10.500%, 05/15/2029 (A)		60	60
6.875%, 05/15/2028 (A)		370	366
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	339	384
Viking Cruises
9.125%, 07/15/2031 (A)		$370	405
VOC Escrow
5.000%, 02/15/2028 (A)		250	247
Vortex Opco
10.842%, TSFR3M + 6.250%, 04/30/2030 (A)(D)		33	33
8.000%, 04/30/2030 (A)		144	56
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		485	446
Wand NewCo 3
7.625%, 01/30/2032 (A)		15	16
Winnebago Industries
6.250%, 07/15/2028 (A)		360	360
WW International
4.500%, 04/15/2029 (A)		260	57
Wynn Resorts Finance
7.125%, 02/15/2031 (A)		70	76
Yum! Brands
4.750%, 01/15/2030 (A)		79	78
ZF North America Capital
7.125%, 04/14/2030 (A)		280	290
6.875%, 04/23/2032 (A)		310	311

			23,842

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.7%
Constellation Brands
3.150%, 08/01/2029	$560	$531
H-Food Holdings
8.500%, 06/01/2026 (A)	1,090	78
Kraft Heinz Foods
4.375%, 06/01/2046	1,561	1,382
Kronos Acquisition Holdings
8.250%, 06/30/2031 (A)	100	100
Post Holdings
6.375%, 03/01/2033 (A)	730	742
Simmons Foods
4.625%, 03/01/2029 (A)	90	85
Triton Water Holdings
6.250%, 04/01/2029 (A)	70	70
United Natural Foods
6.750%, 10/15/2028 (A)	420	401
US Foods
4.750%, 02/15/2029 (A)	461	449

		3,838

Energy — 5.8%
Aethon United BR
7.500%, 10/01/2029 (A)	185	187
Antero Midstream Partners
6.625%, 02/01/2032 (A)	455	471
Archrock Partners
6.625%, 09/01/2032 (A)	340	349
Berry Petroleum
7.000%, 02/15/2026 (A)	270	262
Blue Racer Midstream
7.250%, 07/15/2032 (A)	320	336
7.000%, 07/15/2029 (A)	130	135
Buckeye Partners
6.875%, 07/01/2029 (A)	430	441
Chord Energy Corp
6.375%, 06/01/2026 (A)	430	431
Civitas Resources
8.375%, 07/01/2028 (A)	245	255
CNX Midstream Partners
4.750%, 04/15/2030 (A)	300	280
CNX Resources
7.250%, 03/01/2032 (A)	220	231
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	635
CQP Holdco
5.500%, 06/15/2031 (A)	689	676
Crescent Energy Finance
9.250%, 02/15/2028 (A)	230	240
7.625%, 04/01/2032 (A)	60	60
7.375%, 01/15/2033 (A)	705	694
Delek Logistics Partners
8.625%, 03/15/2029 (A)	285	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ecopetrol
8.375%, 01/19/2036	$340	$348
6.875%, 04/29/2030	810	809
Energy Transfer
7.125%, H15T5Y + 5.306%(D)(E)	50	51
EnLink Midstream Partners
9.313%, TSFR3M + 4.372%(D)(E)	669	670
EQM Midstream Partners
7.500%, 06/01/2030 (A)	160	176
Genesis Energy
7.875%, 05/15/2032	495	504
Global Partners
6.875%, 01/15/2029	380	381
Hilcorp Energy I
8.375%, 11/01/2033 (A)	300	323
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	430	456
7.375%, 07/15/2032 (A)	415	430
Kinetik Holdings
5.875%, 06/15/2030 (A)	545	549
Kodiak Gas Services
7.250%, 02/15/2029 (A)	618	640
Marathon Petroleum
3.800%, 04/01/2028	305	300
Matador Resources
6.875%, 04/15/2028 (A)	540	549
6.500%, 04/15/2032 (A)	260	259
6.250%, 04/15/2033 (A)	378	372
MPLX
4.800%, 02/15/2029	230	234
Murphy Oil
6.000%, 10/01/2032	276	272
Nabors Industries
7.375%, 05/15/2027 (A)	353	354
Noble Finance II
8.000%, 04/15/2030 (A)	900	929
Northern Oil & Gas
8.125%, 03/01/2028 (A)	250	252
NuStar Logistics
6.375%, 10/01/2030	475	493
Occidental Petroleum
7.950%, 06/15/2039	600	720
7.150%, 05/15/2028	190	203
6.625%, 09/01/2030	650	701
4.400%, 08/15/2049	20	16
ONEOK
6.350%, 01/15/2031	305	330
Pan American Energy
8.500%, 04/30/2032 (A)	350	370
Permian Resources Operating
9.875%, 07/15/2031 (A)	490	547
7.000%, 01/15/2032 (A)	200	208
6.250%, 02/01/2033 (A)	285	289

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 07/01/2029 (A)	$210	$210
Petrobras Global Finance BV
5.299%, 01/27/2025	290	289
Petroleos de Venezuela
6.000%, 05/16/2024 (B)	3,790	358
6.000%, 11/15/2026 (B)	1,110	105
5.500%, 04/12/2037 (B)	130	12
5.375%, 04/12/2027 (B)	2,570	244
Petroleos Mexicanos
7.690%, 01/23/2050	406	317
6.950%, 01/28/2060	207	148
6.490%, 01/23/2027	73	72
5.350%, 02/12/2028	180	168
4.500%, 01/23/2026	40	39
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	11
Plains All American Pipeline
9.490%, TSFR3M + 4.372%(D)(E)	560	558
Prairie Acquiror
9.000%, 08/01/2029 (A)	665	687
Puma International Financing
7.750%, 04/25/2029 (A)	350	360
QazaqGaz NC JSC
4.375%, 09/26/2027 (A)	300	292
Range Resources
8.250%, 01/15/2029	50	52
4.750%, 02/15/2030 (A)	380	366
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	90	94
6.875%, 04/15/2040 (A)	60	58
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	350	323
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	410	429
SM Energy
7.000%, 08/01/2032 (A)	290	291
6.750%, 08/01/2029 (A)	180	181
Southwestern Energy
8.375%, 09/15/2028	70	72
4.750%, 02/01/2032	865	827
Summit Midstream Holdings
9.500%, 10/15/2026 (A)(C)	140	143
8.625%, 10/31/2029 (A)	825	863
Sunoco
7.250%, 05/01/2032 (A)	230	244
7.000%, 05/01/2029 (A)	300	313
4.500%, 05/15/2029	200	192
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	365	369
6.000%, 12/31/2030 (A)	165	157
TechnipFMC
6.500%, 02/01/2026 (A)	740	742

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean
8.750%, 02/15/2030 (A)	$60	$62
8.500%, 05/15/2031 (A)	120	119
8.250%, 05/15/2029 (A)	120	119
Transocean Poseidon
6.875%, 02/01/2027 (A)	213	213
Transocean Titan Financing
8.375%, 02/01/2028 (A)	190	196
USA Compression Partners
7.125%, 03/15/2029 (A)	440	453
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	400	419
4.125%, 08/15/2031 (A)	200	186
Venture Global LNG
9.875%, 02/01/2032 (A)	220	244
9.000%, H15T5Y + 5.440%(A)(D)(E)	330	334
8.125%, 06/01/2028 (A)	750	782
7.000%, 01/15/2030 (A)	400	409
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)	185	182

		32,022

Financials — 10.4%
Accelerate360 Holdings
8.000%, 03/01/2028 (A)	1,154	1,189
Acrisure
8.250%, 02/01/2029 (A)	180	186
6.000%, 08/01/2029 (A)	645	622
4.250%, 02/15/2029 (A)	430	406
AG Issuer
6.250%, 03/01/2028 (A)	786	768
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	90	92
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	420	418
Ally Financial
4.700%, H15T7Y + 3.481%(D)(E)	1,235	1,009
American International Group
3.400%, 06/30/2030	215	203
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	826	854
Aviation Capital Group
1.950%, 01/30/2026 (A)	330	318
Avolon Holdings Funding
4.250%, 04/15/2026 (A)	90	89
2.875%, 02/15/2025 (A)	1,170	1,158
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)	300	277
Banco do Brasil
8.748%, H15T10Y + 4.398%(D)(E)	349	354
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(D)(E)	570	575
5.875%, H15T5Y + 4.643%(A)(D)(E)	1,340	1,316

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
6.921%, 08/08/2033		$600	$664
4.250%, 04/11/2027		200	199
3.306%, 06/27/2029		400	383
2.746%, 05/28/2025		600	591
Bank of America
5.202%, SOFRRATE + 1.630%, 04/25/2029 (D)		995	1,023
3.419%, TSFR3M + 1.302%, 12/20/2028 (D)		1,975	1,921
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (D)		525	539
3.824%, TSFR3M + 1.837%, 01/20/2028 (D)		1,425	1,409
Bank of New York Mellon MTN
4.596%, SOFRRATE + 1.755%, 07/26/2030 (D)		75	76
Bank of Nova Scotia
8.000%, H15T5Y + 4.017%, 01/27/2084 (D)		300	321
Barclays
7.125%, GUKG5 + 6.579%(D)(E)	GBP	700	939
2.852%, SOFRRATE + 2.714%, 05/07/2026 (D)		$725	716
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(D)(E)		270	284
BPCE
4.625%, 09/12/2028 (A)		250	249
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(D)		375	320
BroadStreet Partners
5.875%, 04/15/2029 (A)		840	801
Burford Capital Global Finance
9.250%, 07/01/2031 (A)		370	398
Citigroup
4.910%, SOFRRATE + 2.086%, 05/24/2033 (D)		535	539
4.125%, 07/25/2028		1,360	1,349
4.000%, H15T5Y + 3.597%(D)(E)		250	245
Cooperatieve Rabobank UA
4.625%, EUSA5 + 4.098%(D)(E)	EUR	800	884
Credit Agricole
8.125%, USSW5 + 6.185%(A)(D)(E)		$300	309
Deutsche Bank
6.000%, H15T5Y + 4.524%(D)(E)		200	196
First Horizon National
4.000%, 05/26/2025		585	580
FirstCash
5.625%, 01/01/2030 (A)		140	139
Focus Financial Partners
6.750%, 09/15/2031 (A)		430	434

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
6.625%, 01/15/2027 (A)		$710	$712
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)		240	249
HSBC Holdings
4.950%, 03/31/2030		226	232
1.645%, SOFRRATE + 1.538%, 04/18/2026 (D)		1,000	981
HUB International
7.375%, 01/31/2032 (A)		300	310
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	116,000	1,414
Intercontinental Exchange
2.100%, 06/15/2030		$750	671
Intesa Sanpaolo
7.800%, 11/28/2053 (A)		530	635
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		330	333
Itau Unibanco Holding
4.625%, H15T5Y + 3.222%(A)(D)(E)		720	702
Jane Street Group
7.125%, 04/30/2031 (A)		310	328
JPMorgan Chase
4.912%, SOFRRATE + 2.080%, 07/25/2033 (D)		530	541
4.323%, SOFRRATE + 1.560%, 04/26/2028 (D)		1,870	1,874
2.956%, TSFR3M + 2.515%, 05/13/2031 (D)		230	212
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)		350	371
Lloyds Banking Group
8.500%, GUKG5 + 5.143%(D)(E)	GBP	240	338
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (D)		$495	491
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		612	593
Morgan Stanley
4.210%, SOFRRATE + 1.610%, 04/20/2028 (D)		1,820	1,816
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (D)		815	838
4.889%, SOFRRATE + 2.076%, 07/20/2033 (D)		525	532
3.950%, 04/23/2027		565	559
1.794%, SOFRRATE + 1.034%, 02/13/2032 (D)		585	495
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		185	183

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(D)		$450	$438
NatWest Group
4.500%, GUKG5 + 3.992%(D)(E)	GBP	760	928
3.754%, H15T5Y + 2.100%, 11/01/2029 (D)		$225	224
Navient
9.375%, 07/25/2030		420	466
5.500%, 03/15/2029		329	319
Oxford Finance
6.375%, 02/01/2027 (A)		330	328
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(D)(E)		1,260	1,283
Rocket Mortgage
3.625%, 03/01/2029 (A)		360	338
Saga
5.500%, 07/15/2026	GBP	260	329
SBA Tower Trust
4.831%, 10/15/2029 (A)		$750	746
Shift4 Payments
6.750%, 08/15/2032 (A)		150	157
Starwood Property Trust
7.250%, 04/01/2029 (A)		160	168
State Street
6.700%, H15T5Y + 2.613%(D)(E)		100	104
StoneX Group
7.875%, 03/01/2031 (A)		445	474
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (D)		200	215
Truist Financial
6.669%, H15T5Y + 3.003%(D)(E)		1,025	1,019
UBS Group
9.250%, H15T5Y + 4.745%(A)(D)(E)		480	531
7.750%, USISSO05 + 4.160%(A)(D)(E)		270	289
4.550%, 04/17/2026		802	804
3.875%, H15T5Y + 3.098%(A)(D)(E)		1,232	1,172
3.869%, US0003M + 1.410%, 01/12/2029 (A)(D)		600	587
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(D)		340	294
UniCredit MTN
5.459%, H15T5Y + 4.750%, 06/30/2035 (A)(D)		240	236
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		451	439
USI
7.500%, 01/15/2032 (A)		230	238
VFH Parent
7.500%, 06/15/2031 (A)		285	299
Wells Fargo
7.625%, H15T5Y + 3.606%(D)(E)		500	545

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.850%, H15T5Y + 2.767%(D)(E)		$425	$444
5.875%(D)(E)		495	496
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (D)		1,155	1,168
4.100%, 06/03/2026		1,475	1,470
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(D)		340	362

			57,662

Health Care — 2.9%
AdaptHealth
6.125%, 08/01/2028 (A)		475	475
5.125%, 03/01/2030 (A)		265	248
4.625%, 08/01/2029 (A)		205	190
Akumin
9.000%cash/0% PIK, 08/01/2027 (A)		750	666
Amgen
5.250%, 03/02/2033		840	874
APX Group
5.750%, 07/15/2029 (A)		711	704
AthenaHealth Group
6.500%, 02/15/2030 (A)		865	831
Bausch Health
7.000%, 01/15/2028 (A)		130	89
5.500%, 11/01/2025 (A)		310	303
5.000%, 02/15/2029 (A)		390	225
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	296
4.250%, 12/15/2025 (A)		500	496
Becton Dickinson
2.823%, 05/20/2030		585	540
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	325	335
CHS
10.875%, 01/15/2032 (A)		$270	297
6.875%, 04/15/2029 (A)		100	91
6.125%, 04/01/2030 (A)		200	171
5.625%, 03/15/2027 (A)		510	502
CVS Health
4.300%, 03/25/2028		890	888
3.750%, 04/01/2030		550	527
DaVita
3.750%, 02/15/2031 (A)		759	685
Endo Finance Holdings
8.500%, 04/15/2031 (A)		170	182
LifePoint Health
9.875%, 08/15/2030 (A)		310	342
5.375%, 01/15/2029 (A)		830	784
Medline Borrower
6.250%, 04/01/2029 (A)		120	124
5.250%, 10/01/2029 (A)		610	598

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 04/01/2029 (A)		$850	$805
Option Care Health
4.375%, 10/31/2029 (A)		280	266
Perrigo Finance Unlimited
6.125%, 09/30/2032		165	166
Prime Healthcare Services
9.375%, 09/01/2029 (A)		310	320
Sotera Health Holdings
7.375%, 06/01/2031 (A)		300	311
Team Health Holdings
13.500%cash/0% PIK, 06/30/2028 (A)		530	590
Tenet Healthcare
6.125%, 06/15/2030		311	316
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046		700	520
US Renal Care
10.625%, 06/28/2028 (A)		151	131
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	375	411
Zoetis
2.000%, 05/15/2030		$1,030	910

			16,209

Industrials — 6.3%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		1,825	1,746
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		200	204
AerCap Holdings
5.875%, H15T5Y + 4.535%, 10/10/2079 (D)		150	150
AerCap Ireland Capital DAC
6.950%, H15T5Y + 2.720%, 03/10/2055 (D)		150	156
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	411
4.000%, 08/11/2041 (A)		640	516
Air Lease MTN
3.750%, 06/01/2026		560	554
American Airlines
8.500%, 05/15/2029 (A)		250	266
5.750%, 04/20/2029 (A)		511	510
5.500%, 04/20/2026 (A)		97	97
American News
8.500%cash/0% PIK, 09/01/2026 (A)		1,127	1,263
APi Group DE
4.125%, 07/15/2029 (A)		906	852
Arcosa
6.875%, 08/15/2032 (A)		120	126
4.375%, 04/15/2029 (A)		355	340

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BCPE Empire Holdings
7.625%, 05/01/2027 (A)		$430	$431
Boeing
5.805%, 05/01/2050		330	319
5.150%, 05/01/2030		140	140
3.450%, 11/01/2028		355	334
3.250%, 03/01/2028		395	373
Bombardier
7.875%, 04/15/2027 (A)		102	102
7.000%, 06/01/2032 (A)		280	293
Cargo Aircraft Management
4.750%, 02/01/2028 (A)		225	216
Carriage Purchaser
7.875%, 10/15/2029 (A)		400	372
CoreCivic
4.750%, 10/15/2027		570	544
Cornerstone Building Brands
6.125%, 01/15/2029 (A)		397	351
Dealer Tire
8.000%, 02/01/2028 (A)		1,224	1,219
DP World MTN
5.625%, 09/25/2048 (A)		250	250
Esab
6.250%, 04/15/2029 (A)		130	134
Garda World Security
8.250%, 08/01/2032 (A)		195	200
7.750%, 02/15/2028 (A)		175	181
Gatwick Airport Finance
4.375%, 04/07/2026	GBP	510	669
GEO Group
10.250%, 04/15/2031		$430	458
8.625%, 04/15/2029		200	208
GFL Environmental
6.750%, 01/15/2031 (A)		210	220
4.000%, 08/01/2028 (A)		713	685
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)		320	329
5.625%, 06/01/2029 (A)		620	609
GYP Holdings III
4.625%, 05/01/2029 (A)		335	319
Hertz
12.625%, 07/15/2029 (A)		218	238
Hillenbrand
6.250%, 02/15/2029		217	221
3.750%, 03/01/2031		414	370
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)		590	616
Johnson Controls International
4.900%, 12/01/2032		140	143
Madison IAQ
5.875%, 06/30/2029 (A)		330	321
Mexico City Airport Trust
5.500%, 10/31/2046		200	172

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 07/31/2047	$892	$770
4.250%, 10/31/2026 (A)	210	207
3.875%, 04/30/2028 (A)	1,190	1,147
MHP Lux
6.950%, 04/03/2026	984	860
MV24 Capital BV
6.748%, 06/01/2034	1,963	1,919
Otis Worldwide
2.565%, 02/15/2030	1,335	1,223
Railworks Holdings
8.250%, 11/15/2028 (A)	370	383
Rand Parent
8.500%, 02/15/2030 (A)	590	602
Regal Rexnord
6.300%, 02/15/2030	535	569
RR Donnelley & Sons
9.500%, 08/01/2029 (A)	270	272
RXO
7.500%, 11/15/2027 (A)	365	376
Spirit AeroSystems
9.750%, 11/15/2030 (A)	525	585
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	693	381
Standard Building Solutions
6.500%, 08/15/2032 (A)	335	347
Standard Industries
4.375%, 07/15/2030 (A)	455	431
Stanley Black & Decker
4.250%, 11/15/2028	610	609
Terex
6.250%, 10/15/2032 (A)	205	205
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,146	1,153
TK Elevator US Newco
5.250%, 07/15/2027 (A)	380	376
TransDigm
7.125%, 12/01/2031 (A)	15	16
6.750%, 08/15/2028 (A)	380	391
6.625%, 03/01/2032 (A)	250	260
4.875%, 05/01/2029	479	466
4.625%, 01/15/2029	95	92
Triumph Group
9.000%, 03/15/2028 (A)	282	295
Tutor Perini
11.875%, 04/30/2029 (A)	300	334
Vertiv Group
4.125%, 11/15/2028 (A)	230	222
VistaJet Malta Finance
7.875%, 05/01/2027 (A)	1,250	1,220
VT Topco
8.500%, 08/15/2030 (A)	455	485

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XPO
7.125%, 02/01/2032 (A)	$270	$284

		34,708

Information Technology — 2.4%
Amentum Holdings
7.250%, 08/01/2032 (A)	130	136
Broadcom
3.500%, 02/15/2041 (A)	495	407
3.469%, 04/15/2034 (A)	165	149
3.419%, 04/15/2033 (A)	1,080	981
3.187%, 11/15/2036 (A)	53	45
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	573
Central Parent
7.250%, 06/15/2029 (A)	200	204
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	656	631
Cloud Software Group
8.250%, 06/30/2032 (A)	610	638
CommScope
6.000%, 03/01/2026 (A)	300	292
Dell International
6.020%, 06/15/2026	1,017	1,041
5.300%, 10/01/2029	75	78
Elastic
4.125%, 07/15/2029 (A)	485	453
EquipmentShare.com
8.625%, 05/15/2032 (A)	200	210
Gen Digital
7.125%, 09/30/2030 (A)	280	294
Imola Merger
4.750%, 05/15/2029 (A)	494	482
ION Trading Technologies Sarl
9.500%, 05/30/2029 (A)	200	205
McAfee
7.375%, 02/15/2030 (A)	650	634
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)	260	272
NXP BV
3.400%, 05/01/2030	215	203
Oracle
6.250%, 11/09/2032	2,035	2,252
2.950%, 04/01/2030	98	91
2.875%, 03/25/2031	510	464
Prosus MTN
4.027%, 08/03/2050 (A)	560	409
3.061%, 07/13/2031 (A)	300	265
SNF Group
3.375%, 03/15/2030 (A)	310	279
Sprint Capital
8.750%, 03/15/2032	480	595

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	$323
United Group BV
4.625%, 08/15/2028 (A)		450	495
Vericast
13.000%cash/0% PIK, 12/15/2030 (A)		$62	73
Viasat
5.625%, 04/15/2027 (A)		140	132
Virtusa
7.125%, 12/15/2028 (A)		190	180

			13,486

Materials — 1.5%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	520
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	675
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)		1,065	235
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)		210	212
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)		509	379
Avient
7.125%, 08/01/2030 (A)		355	370
Axalta Coating Systems
3.375%, 02/15/2029 (A)		642	601
Berry Global
1.570%, 01/15/2026		305	293
Cerdia Finanz GmbH
9.375%, 10/03/2031 (A)		50	51
Chemours
4.625%, 11/15/2029 (A)		455	407
First Quantum Minerals
9.375%, 03/01/2029 (A)		510	541
6.875%, 10/15/2027 (A)		230	227
Huntsman International
4.500%, 05/01/2029		355	348
Ingevity
3.875%, 11/01/2028 (A)		515	484
LABL
8.625%, 10/01/2031 (A)		575	571
Newmont
3.250%, 05/13/2030		150	142
OCP
6.750%, 05/02/2034 (A)		330	354
Olympus Water US Holding
7.250%, 06/15/2031 (A)		365	380
Sasol Financing USA
5.500%, 03/18/2031		240	214
Scotts Miracle-Gro
4.000%, 04/01/2031		586	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	$70	$76
Suzano Austria GmbH
3.125%, 01/15/2032	290	252
WR Grace Holdings
5.625%, 08/15/2029 (A)	475	446

		8,315

Real Estate — 0.7%
Agree
2.900%, 10/01/2030	165	150
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	331
Anywhere Real Estate Group
5.750%, 01/15/2029 (A)	230	192
CoStar Group
2.800%, 07/15/2030 (A)	585	527
Cushman & Wakefield US Borrower
8.875%, 09/01/2031 (A)	125	136
Essex Portfolio
3.000%, 01/15/2030	370	344
Five Point Operating
10.500%, 11/15/2024 (A)(C)	128	131
MPT Operating Partnership
5.250%, 08/01/2026	340	324
5.000%, 10/15/2027	270	242
Prologis
1.750%, 07/01/2030	280	244
Realty Income
3.200%, 01/15/2027	560	548
2.850%, 12/15/2032	355	310
WP Carey
4.250%, 10/01/2026	650	647

		4,126

Utilities — 0.9%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	113
Alpha Generation
6.750%, 10/15/2032 (A)	70	71
American Electric Power
2.300%, 03/01/2030	280	252
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	141
Edison International
5.375%, H15T5Y + 4.698%(D)(E)	510	505
Eskom Holdings SOC MTN
6.350%, 08/10/2028	300	305
Lightning Power
7.250%, 08/15/2032 (A)	390	410
NiSource
3.600%, 05/01/2030	50	48

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pampa Energia
7.950%, 09/10/2031 (A)	$210	$213
Pike
8.625%, 01/31/2031 (A)	50	53
5.500%, 09/01/2028 (A)	693	679
Sempra
3.400%, 02/01/2028	1,005	975
Southern California Edison
4.200%, 03/01/2029	420	419
Sunnova Energy
5.875%, 09/01/2026 (A)	370	345
TransAlta
7.750%, 11/15/2029	180	190
6.500%, 03/15/2040	150	159
Vistra Operations
6.875%, 04/15/2032 (A)	200	210

		5,088

Total Corporate Obligations
(Cost $224,764) ($ Thousands)		214,930

ASSET-BACKED SECURITIES — 12.6%
Automotive — 2.1%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	872	887
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl D
2.460%, 03/13/2028(A)	868	858
Carmax Select Receivables Trust, Ser 2024-A, Cl D
6.270%, 12/16/2030	1,000	1,033
Exeter Automobile Receivables Trust, Ser 2024-3A, Cl E
7.840%, 10/15/2031(A)	1,156	1,190
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl D
5.810%, 12/16/2030	1,000	1,023
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl E
7.650%, 02/17/2032(A)	1,480	1,508
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,035
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,033
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,237

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl D
5.780%, 09/15/2032(A)	$685	$690
SCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.250%, 07/15/2032(A)	1,000	1,019
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl C
6.930%, 04/17/2028(A)	250	255
		11,768

Mortgage Related Securities — 0.9%

ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
5.899%, TSFR1M + 1.044%, 11/25/2034(D)	254	256
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(D)	950	961
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(D)	1,000	1,017
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	1,056	1,060
Unlock HEA Trust, Ser 2024-2, Cl B
7.500%, 10/25/2039(A)	500	496
Unlock HEA Trust, Ser 2024-2, Cl C
6.000%, 10/25/2039(A)	500	369
Vista Point Securitization Trust, Ser 2024-CES1, Cl M1
7.482%, 05/25/2054(A)(C)	1,000	1,020
		5,179

Other Asset-Backed Securities — 9.6%

Affirm Asset Securitization Trust, Ser 2024-A, Cl 1C
6.160%, 02/15/2029(A)	2,000	2,042
ALLO Issuer, Ser 2024-1A, Cl B
7.150%, 07/20/2054(A)	1,000	1,028
ALLO Issuer, Ser 2024-1A, Cl C
11.190%, 07/20/2054(A)	1,000	1,066
AMMC CLO, Ser 2024-30A, Cl D
9.791%, TSFR3M + 4.500%, 01/15/2037(A)(D)	250	255
Apidos CLO XXII, Ser 2020-22A, Cl DR
12.294%, TSFR3M + 7.012%, 04/20/2031(A)(D)	1,380	1,377
Apidos Loan Fund, Ser 2024-1A, Cl D
8.520%, TSFR3M + 3.200%, 04/25/2035(A)(D)	200	200
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053(A)	530	555

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
7.080%, SOFR30A + 1.800%, 06/25/2047(A)(D)	$1,082	$1,082
Birch Grove CLO, Ser 2024-19A, Cl D1RR
9.172%, TSFR3M + 3.850%, 07/17/2037(A)(D)	220	222
Buckhorn Park CLO, Ser 2021-1A, Cl DR
8.641%, TSFR3M + 3.362%, 07/18/2034(A)(D)	400	399
Canyon Capital CLO, Ser 2021-1A, Cl E
11.973%, TSFR3M + 6.672%, 04/15/2034(A)(D)	280	270
Capital Automotive REIT, Ser 2024-2A, Cl A2
5.250%, 05/15/2054(A)	996	995
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,334
CIFC Funding, Ser 2024-3A, Cl D1R
8.982%, TSFR3M + 3.700%, 04/20/2037(A)(D)	210	213
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,029
CQS US CLO, Ser 2021-1A, Cl D1
9.094%, TSFR3M + 3.812%, 01/20/2035(A)(D)	1,850	1,843
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
11.944%, TSFR3M + 6.662%, 04/20/2034(A)(D)	330	315
Fortress Credit BSL XII, Ser 2021-4A, Cl E
12.693%, TSFR3M + 7.392%, 10/15/2034(A)(D)	250	239
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/2054(A)	1,000	1,041
Frontier Issuer, Ser 2024-1, Cl B
7.020%, 06/20/2054(A)	1,000	1,049
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	984	1,033
Goddard Funding, Ser 2024-1A, Cl A2
6.834%, 10/30/2054(A)	1,000	1,021
Goldentree Loan Management US CLO, Ser 2018-3A, Cl D
8.394%, TSFR3M + 3.112%, 04/20/2030(A)(D)	500	500
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	86	67
GreenSky Home Improvement Trust, Ser 2024-1, Cl D
7.330%, 06/25/2059(A)	1,000	1,028
GreenSky Home Improvement Trust, Ser 2024-1, Cl E
9.000%, 06/25/2059(A)	1,000	1,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Greystone CRE Notes, Ser 2024-HC3, Cl D
10.429%, TSFR1M + 5.333%, 03/15/2041(A)(D)	$250	$249
Halsey Point CLO I, Ser 2019-1A, Cl F
13.744%, TSFR3M + 8.462%, 01/20/2033(A)(D)	290	274
Hayfin US XV, Ser 2024-15A, Cl D1
9.597%, TSFR3M + 4.260%, 04/28/2037(A)(D)	300	304
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	888	911
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	888	914
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	869	861
Mariner Finance Issuance Trust, Ser 2024-AA, Cl C
6.000%, 09/22/2036(A)	1,000	1,020
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
6.770%, 09/22/2036(A)	1,000	1,022
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	1,000	1,020
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	1,048
NBC Funding, Ser 2024-1A, Cl A2
6.750%, 07/30/2054(A)	1,000	1,034
Neuberger Berman Loan Advisers CLO, Ser 2021-33A, Cl DR
8.448%, TSFR3M + 3.162%, 10/16/2033(A)(D)	500	500
Neuberger Berman Loan Advisers CLO, Ser 2021-44A, Cl E
11.548%, TSFR3M + 6.262%, 10/16/2034(A)(D)	490	475
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.313%, TSFR3M + 4.012%, 10/15/2034(A)(D)	500	499
OCP CLO, Ser 2024-27A, Cl DR
8.674%, TSFR3M + 3.350%, 07/16/2035(A)(D)	360	363
Octagon Investment Partners 32, Ser 2017-1A, Cl D
8.963%, TSFR3M + 3.662%, 07/15/2029(A)(D)	250	250
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,026
OHA Credit Funding 11, Ser 2024-11A, Cl D1R
8.056%, TSFR3M + 2.850%, 07/19/2037(A)(D)	210	211

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Oxford Finance Credit Fund III, Ser 2024-A, Cl A2
6.675%, 01/14/2032(A)	$400	$407
OZLM XI, Ser 2017-11A, Cl BR
7.817%, TSFR3M + 2.562%, 10/30/2030(A)(D)	600	599
Pagaya AI Debt Trust, Ser 2023-8, Cl B
7.958%, 06/16/2031(A)	711	729
Palmer Square Loan Funding, Ser 2024-3A, Cl CR
8.301%, TSFR3M + 3.000%, 04/15/2031(A)(D)	430	429
Parallel, Ser 2020-1A, Cl CR
7.544%, TSFR3M + 2.262%, 07/20/2029(A)(D)	750	749
Peace Park CLO, Ser 2021-1A, Cl E
11.544%, TSFR3M + 6.262%, 10/20/2034(A)(D)	400	397
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054(A)	1,000	1,023
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	513	515
Rad CLO, Ser 2023-22A, Cl B
7.952%, TSFR3M + 2.670%, 01/20/2037(A)(D)	950	955
Rockford Tower CLO, Ser 2023-1A, Cl C
8.482%, TSFR3M + 3.200%, 01/20/2036(A)(D)	800	806
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.794%, TSFR3M + 7.512%, 07/20/2034(A)(D)	450	448
Sierra Timeshare 2024-2 Receivables Funding, Ser 2024-2A, Cl C
5.830%, 06/20/2041(A)	895	900
Sierra Timeshare 2024-2 Receivables Funding, Ser 2024-2A, Cl D
7.480%, 06/20/2041(A)	448	455
Signal Rail I, Ser 2024-1A, Cl A
5.670%, 05/17/2054(A)	997	1,017
Signal Rail I, Ser 2024-1A, Cl B
6.110%, 05/17/2054(A)	997	1,013
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	284	255
Store Master Funding I-VII XIV XIX XX XXIV, Ser 2023-1A, Cl A2
6.920%, 06/20/2053(A)	1,093	1,121
Stream Innovations Issuer Trust, Ser 2024-1A, Cl A
6.270%, 07/15/2044(A)	883	906
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054(A)	1,000	1,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054(A)	$1,000	$1,032
Sunnova Helios II Issuer, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	376	318
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	974	1,001
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	368	344
Thor, Ser 2024-A, Cl B
5.710%, 08/15/2041(A)	500	500
Thor, Ser 2024-A, Cl C
7.660%, 08/15/2041(A)	500	500
Trinitas CLO XXVI, Ser 2024-26A, Cl C
8.232%, TSFR3M + 2.950%, 01/20/2035(A)(D)	430	431
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051(A)	846	789
Voya CLO, Ser 2021-3A, Cl DR
12.494%, TSFR3M + 7.212%, 04/20/2034(A)(D)	260	259
VR Funding, Ser 2020-1A, Cl B
4.220%, 11/15/2050(A)	196	187
Whitebox CLO IV, Ser 2023-4A, Cl A1
7.432%, TSFR3M + 2.150%, 04/20/2036(A)(D)	770	773
		53,087

Total Asset-Backed Securities
(Cost $68,789) ($ Thousands)		70,034

MORTGAGE-BACKED SECURITIES — 11.1%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC
6.000%, 12/01/2052	72	74
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	487	98
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	427	73
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl B1
10.080%, SOFR30A + 4.800%, 10/25/2050(A)(D)	210	240
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl B1
8.280%, SOFR30A + 3.000%, 12/25/2050(A)(D)	630	681

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
7.080%, SOFR30A + 1.800%, 01/25/2051(A)(D)	$102	$103
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
8.330%, SOFR30A + 3.050%, 01/25/2034(A)(D)	590	633
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl B1
10.030%, SOFR30A + 4.750%, 02/25/2042(A)(D)	510	540
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.030%, SOFR30A + 3.750%, 02/25/2042(A)(D)	500	525
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.480%, SOFR30A + 2.200%, 05/25/2042(A)(D)	416	423
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
0.205%, 05/25/2045(D)	1,116	128
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
0.755%, 01/25/2048(D)	779	109
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	867	175
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
1.389%, 01/16/2040(D)	876	121
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
0.975%, 08/20/2043(D)	94	12
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,075	169
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	607	94
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	231	30
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
0.585%, 07/20/2047(D)	946	105
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
1.125%, 09/20/2048(D)	361	47
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
1.125%, 09/20/2048(D)	258	39
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
1.125%, 09/20/2048(D)	1,197	158
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
1.125%, 05/20/2048(D)	1,120	147
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
0.625%, 01/20/2048(D)	2,136	249
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
0.975%, 01/20/2049(D)	187	23
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
1.025%, 09/20/2049(D)	530	68

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
1.025%, 09/20/2049(D)	$697	$94
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,708	288
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
0.975%, 01/20/2049(D)	149	19
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
1.025%, 06/20/2049(D)	118	15
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	641	133

		5,613
Non-Agency Mortgage-Backed Obligations — 10.1%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
6.955%, TSFR1M + 1.836%, 09/15/2034(A)(D)	280	262
A&D Mortgage Trust, Ser 2024-NQM3, Cl A1
6.451%, 07/25/2069(A)(C)	970	987
Alternative Loan Trust, Ser 2005-81, Cl A1
5.529%, TSFR1M + 0.674%, 02/25/2037(D)	396	327
Banc of America Commercial Mortgage Trust, Ser 2015-UBS7, Cl AS
3.989%, 09/15/2048(D)	450	443
BANK, Ser 2022-BNK43, Cl D
3.000%, 08/15/2055(A)	234	171
BANK, Ser 2022-BNK44, Cl D
4.000%, 11/15/2032(A)(D)	600	477
BANK, Ser 2023-BNK46, Cl XA, IO
0.749%, 08/15/2056(D)	3,406	133
BBCMS 2018-TALL Mortgage Trust, Ser 2018-TALL, Cl A
6.016%, TSFR1M + 0.919%, 03/15/2037(A)(D)	1,100	1,039
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.117%, 05/15/2052(D)	9,780	335
Benchmark Mortgage Trust, Ser 2023-V3, Cl D
4.000%, 07/15/2056(A)	500	430
BIG Commercial Mortgage Trust, Ser 2022-BIG, Cl F
10.532%, TSFR1M + 5.436%, 02/15/2039(A)(D)	480	471
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
4.272%, 11/25/2061(A)(D)	1,009	990
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)(C)	634	629

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl J
9.102%, TSFR1M + 4.004%, 10/15/2038(A)(D)	$350	$344
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl C
7.687%, TSFR1M + 2.590%, 08/15/2039(A)(D)	1,000	1,002
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl B
6.096%, 08/13/2041(A)(D)	1,000	1,016
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl C
6.847%, 08/13/2041(A)(D)	1,000	1,018
BX Trust, Ser 2021-ARIA, Cl E
7.456%, TSFR1M + 2.359%, 10/15/2036(A)(D)	550	545
BX Trust, Ser 2021-SDMF, Cl F
7.149%, TSFR1M + 2.051%, 09/15/2034(A)(D)	363	349
BX Trust, Ser 2024-CNYN, Cl D
7.787%, TSFR1M + 2.690%, 04/15/2041(A)(D)	534	534
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(C)	520	533
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl B
4.727%, 09/10/2058(D)	300	275
COLT 2024-INV3 Mortgage Loan Trust, Ser 2024-INV3, Cl M1
5.924%, 09/25/2069(A)(D)	750	754
COLT 2024-INV3 Mortgage Loan Trust, Ser 2024-INV3, Cl A3
5.746%, 09/25/2069(A)(C)	738	743
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
9.495%, SOFR30A + 4.214%, 07/25/2039(A)(D)	431	449
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
8.380%, SOFR30A + 3.100%, 10/25/2041(A)(D)	1,020	1,051
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
8.030%, SOFR30A + 2.750%, 12/25/2041(A)(D)	680	696
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
8.280%, SOFR30A + 3.000%, 04/25/2042(A)(D)	386	399
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1B1
10.830%, SOFR30A + 5.550%, 01/25/2043(A)(D)	300	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	$320	$161
CSMC Trust, Ser 2017-RPL1, Cl M2
2.976%, 07/25/2057(A)(D)	1,190	948
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.092%, 05/25/2065(A)(D)	600	622
ELM Trust, Ser 2024-ELM, Cl B15
6.195%, 06/10/2039(A)(D)	1,000	1,022
ELM Trust, Ser 2024-ELM, Cl D15
6.897%, 06/10/2039(A)(D)	1,000	1,023
ELM Trust, Ser 2024-ELM, Cl C15
6.396%, 06/10/2039(A)(D)	1,000	1,022
ELM Trust, Ser 2024-ELM, Cl A15
5.994%, 06/10/2039(A)(D)	1,000	1,022
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
8.945%, SOFR30A + 3.664%, 07/25/2030(D)	570	614
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.795%, 11/10/2039(A)(D)	380	402
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(D)	949	954
GS Mortgage Securities Corportation Trust, Ser 2021-IP, Cl E
8.762%, TSFR1M + 3.664%, 10/15/2036(A)(D)	1,000	989
GS Mortgage Securities II Trust, Ser 2024-70P, Cl E
9.263%, 03/10/2041(A)(D)	400	416
GS Mortgage Securities Trust, Ser 2015-GC30, Cl C
4.203%, 05/10/2050(D)	240	214
GS Mortgage Securities Trust, Ser 2015-GC32, Cl D
3.345%, 07/10/2048	380	352
GS Mortgage Securities Trust, Ser 2018-LUAU, Cl G
9.844%, TSFR1M + 4.747%, 11/15/2032(A)(D)	500	489
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
8.615%, TSFR1M + 3.514%, 12/15/2036(A)(D)	595	581
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(D)	998	1,023
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	998	1,023
Impac CMB Trust, Ser 2005-4, Cl 1M1
5.614%, TSFR1M + 0.544%, 05/25/2035(D)	471	435

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
5.040%, 06/25/2067(A)(C)	$809	$805
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(D)	959	964
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
8.313%, TSFR1M + 3.139%, 07/05/2033(A)(D)	910	575
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
6.844%, 10/25/2066(A)(C)	691	691
LEX Mortgage Trust, Ser 2024-BBG, Cl A
4.874%, 10/13/2033(A)(D)	500	500
Morgan Stanley Capital I Trust, Ser 2015-BS8, Cl C
4.729%, 12/15/2048(D)	190	170
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
5.308%, 06/26/2036(A)(C)	148	141
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.252%, 12/15/2056(D)	290	313
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
8.645%, SOFR30A + 3.364%, 10/25/2049(A)(D)	483	486
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
9.145%, SOFR30A + 3.864%, 03/25/2050(A)(D)	464	470
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.019%, TSFR1M + 1.164%, 01/25/2048(A)(D)	222	219
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.707%, TSFR1M + 0.544%, 03/26/2036(A)(D)	146	141
OBX Trust, Ser 2024-NQM8, Cl A2
6.436%, 05/25/2064(A)(C)	944	959
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(C)	944	960
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.062%, SOFR30A + 3.814%, 11/27/2031(A)(D)	149	149
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(C)	234	236
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(D)	1,000	1,026
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.788%, 05/25/2059(A)(D)	1,000	1,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(C)	$944	$960
RALI Series Trust, Ser 2007-QO2, Cl A1
5.119%, TSFR1M + 0.264%, 02/25/2047(D)	788	270
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(D)	830	793
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(D)	640	609
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(D)	320	265
SMRT, Ser 2022-MINI, Cl D
7.047%, TSFR1M + 1.950%, 01/15/2039(A)(D)	550	540
Soho Trust, Ser 2021-SOHO, Cl D
2.787%, 08/10/2038(A)(D)	440	159
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A2
1.395%, 06/25/2056(A)(D)	937	812
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
4.161%, 03/25/2067(A)(D)	804	791
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(D)	640	509
Trust, Ser 2023-MIC, Cl B
9.863%, 12/05/2038(A)(D)	270	297
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl AS
3.740%, 08/15/2050(D)	603	581
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(D)	1,210	980
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl A
6.650%, 06/25/2054(A)(D)	950	971
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M2
7.230%, 06/25/2054(A)(D)	991	1,018
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(D)	980	1,002
Verus Securitization Trust, Ser 2022-INV1, Cl B1
5.820%, 08/25/2067(A)(D)	321	319
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(C)	294	299
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(C)	588	592

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(C)	$953	$970
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(D)	360	367
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(C)	953	970
Verus Securitization Trust, Ser 2024-INV2, Cl M1
5.787%, 08/26/2069(A)(D)	1,000	1,003
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
4.317%, 12/25/2036(D)	451	396
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl B
3.959%, 12/15/2047	390	387
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
6.574%, 04/25/2036(D)	264	254

		55,980
Total Mortgage-Backed Securities
(Cost $60,811) ($ Thousands)		61,593

	Shares
COMMON STOCK — 9.4%

Communication Services — 0.6%
iHeartMedia Inc *	168,843	312
Intelsat Jackson Holdings Inc *(F)	22,561	711
Verizon Communications Inc	49,970	2,244

		3,267
Consumer Discretionary — 0.3%
Best Buy Co Inc	11,005	1,137
McDonald's Corp	1,109	337

		1,474
Consumer Staples — 2.2%
Altria Group Inc	43,030	2,196
Coca-Cola Co/The	28,995	2,084
Flowers Foods Inc	10,839	250
General Mills Inc	20,018	1,478
Kimberly-Clark Corp	12,398	1,764
Mondelez International Inc, Cl A	2,052	151
PepsiCo Inc	10,058	1,711
Philip Morris International Inc	17,026	2,067
Procter & Gamble Co/The	3,592	622
Vector Group Ltd	6,784	101

		12,424
Energy — 1.2%
Chevron Corp	9,666	1,423
Chord Energy Corp	2,163	282
Diamondback Energy Inc, Cl A	7,303	1,259

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DT Midstream Inc	4,865	$383
International Seaways Inc	1,872	97
Noble Corp PLC	7,982	288
Summit Midstream Corp *	24,250	849
Williams Cos Inc/The	41,679	1,903

		6,484
Financials — 1.2%
American Financial Group Inc/OH	4,029	542
Bank OZK	5,526	238
CME Group Inc, Cl A	8,803	1,943
Cohen & Steers Inc	1,416	136
Federated Hermes Inc, Cl B	4,518	166
Franklin Resources Inc	17,832	359
Independent Bank Corp	2,215	131
OneMain Holdings Inc, Cl A	5,990	282
Regions Financial Corp	49,458	1,154
T Rowe Price Group Inc	12,964	1,412
Victory Capital Holdings Inc, Cl A	1,734	96

		6,459
Health Care — 2.0%
AbbVie Inc	11,566	2,284
Amgen Inc, Cl A	4,051	1,305
Bristol-Myers Squibb Co	31,318	1,621
Gilead Sciences Inc	19,811	1,661
Johnson & Johnson	13,700	2,220
Medtronic PLC	16,428	1,479
Merck & Co Inc	3,836	436
Premier Inc, Cl A	6,956	139

		11,145
Industrials — 0.4%
Automatic Data Processing Inc	645	179
Illinois Tool Works Inc	417	109
MSC Industrial Direct Co Inc, Cl A	2,443	210
PACCAR Inc	15,962	1,575
Watsco Inc	687	338

		2,411
Information Technology — 0.6%
Cisco Systems Inc	26,711	1,422
Qlik Parent Inc, Cl A *(F)	56	91
Qlik Parent Inc, Cl B *(F)	13,812	—
Texas Instruments Inc	7,708	1,592

		3,105
Materials — 0.3%
Arctic Canadian Diamond Company Ltd *(F)	824	121
LyondellBasell Industries NV, Cl A	14,513	1,392
Sonoco Products Co	4,872	266

		1,779
Real Estate — 0.6%
Essential Properties Realty Trust Inc ‡	8,712	298
Gaming and Leisure Properties Inc ‡	14,040	722

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Innovative Industrial Properties Inc, Cl A ‡		1,511	$203
Lamar Advertising Co, Cl A ‡		4,685	626
VICI Properties Inc, Cl A ‡		53,843	1,794

			3,643
Total Common Stock
(Cost $44,744) ($ Thousands)			52,191
	Face Amount (Thousands)
SOVEREIGN DEBT — 8.7%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)		$1,430	1,199
Angolan Government International Bond
9.375%, 05/08/2048		200	169
9.125%, 11/26/2049(A)		1,170	968
8.750%, 04/14/2032(A)		210	188
8.000%, 11/26/2029(A)		220	200
Argentine Republic Government International Bond
4.125%, 07/09/2027(C)		1,246	598
1.000%, 07/09/2029		262	171
0.750%, 07/09/2030(C)		2,506	1,516
0.500%, 07/09/2029	EUR	6	4
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$740	708
Benin Government International Bond
4.875%, 01/19/2032(A)	EUR	1,280	1,275
Brazil Government International Bond
5.333%, 02/15/2028		$80	80
Brazil Letras do Tesouro Nacional
0.000%, 01/01/2026(G)	BRL	1,312	208
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2031		3,679	608
CAB SELAS
3.375%, 02/01/2028	EUR	119	123
Colombia Government International Bond
4.125%, 05/15/2051		$630	397
3.125%, 04/15/2031		530	437
3.000%, 01/30/2030		730	625
Country Garden Holdings
8.000%, 01/27/2024(B)		200	12
Dominican Republic International Bond
7.450%, 04/30/2044		600	680
6.850%, 01/27/2045		460	490
6.500%, 02/15/2048(A)		1,270	1,305
4.875%, 09/23/2032		260	247
4.500%, 01/30/2030		550	525
Ecuador Government International Bond
5.000%, 07/31/2026(A)(C)		1,128	580
0.000%, 07/31/2030(A)(G)		329	183

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Egypt Government International Bond
8.875%, 05/29/2050(A)		$710	$586
8.700%, 03/01/2049(A)		320	261
8.500%, 01/31/2047		450	363
5.875%, 02/16/2031		430	359
El Salvador Government International Bond
9.250%, 04/17/2030(A)		170	169
Ethiopia International Bond
6.625%, 12/11/2024(B)		210	162
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	506
4.900%, 06/01/2030(A)		280	273
4.875%, 02/13/2028		590	581
Indonesia Government International Bond
2.850%, 02/14/2030		900	838
1.100%, 03/12/2033	EUR	400	367
Iraq Government International Bond
5.800%, 01/15/2028		$123	119
Ivory Coast Government International Bond
7.625%, 01/30/2033(A)		420	431
6.625%, 03/22/2048	EUR	320	294
5.250%, 03/22/2030		390	415
4.875%, 01/30/2032(A)		1,210	1,191
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	30,000	203
7.875%, 07/28/2045		$740	914
Jordan Government International Bond
7.750%, 01/15/2028(A)		300	308
Laboratoire Eimer Selas
5.000%, 02/01/2029	EUR	128	122
Mexican Bonos
8.500%, 03/01/2029	MXN	4,000	199
8.500%, 05/31/2029		5,950	296
7.750%, 11/23/2034		41,410	1,894
5.750%, 03/05/2026		9,770	474
Mexico Government International Bond
6.000%, 05/07/2036		$290	296
3.771%, 05/24/2061		520	339
2.659%, 05/24/2031		720	618
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	626
National Bank of Uzbekistan
4.850%, 10/21/2025		200	197
Nigeria Government International Bond
8.747%, 01/21/2031		1,280	1,231
7.696%, 02/23/2038(A)		690	563
Oman Government International Bond
6.250%, 01/25/2031(A)		773	825
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	318

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Paraguay Government International Bond
6.100%, 08/11/2044		$300	$308
5.600%, 03/13/2048		480	459
5.400%, 03/30/2050(A)		320	298
Perusahaan Penerbit SBSN Indonesia III MTN
4.450%, 02/20/2029(A)		330	333
Provincia de Buenos Aires Government Bond MTN
6.625%, 09/01/2037(A)(C)		1,312	623
Provincia de Cordoba
6.990%, 06/01/2027(A)(C)		226	208
Qatar Government International Bond
5.103%, 04/23/2048(A)		620	637
4.817%, 03/14/2049(A)		690	681
4.625%, 06/02/2046		280	271
4.400%, 04/16/2050(A)		450	418
Republic of Kenya Government International Bond
9.750%, 02/16/2031(A)		540	546
Republic of South Africa Government International Bond
9.000%, 01/31/2040	ZAR	3,170	161
8.500%, 01/31/2037		3,190	161
6.500%, 02/28/2041		4,040	162
5.650%, 09/27/2047		$950	791
4.850%, 09/27/2027		890	888
4.300%, 10/12/2028		200	193
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030(A)		460	396
Romanian Government International Bond
7.125%, 01/17/2033		550	602
6.375%, 01/30/2034		500	519
3.375%, 01/28/2050(A)	EUR	90	68
2.875%, 05/26/2028		650	700
2.875%, 03/11/2029		1,290	1,371
2.124%, 07/16/2031(A)		250	234
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	901
3.250%, 10/22/2030(A)		430	404
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)(B)		710	398
6.850%, 11/03/2025(B)		570	320
6.750%, 04/18/2028(A)(B)		360	201
Turkey Government International Bond
6.875%, 03/17/2036		60	60
6.500%, 09/20/2033		900	890
4.250%, 04/14/2026		530	526
Turkiye Government International Bond
7.625%, 04/26/2029		560	597
7.125%, 07/17/2032		380	392
6.000%, 01/14/2041		1,980	1,742

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Ukraine Government International Bond
1.750%, 08/01/2025(A)(C)		$1,213	$577
0.000%, 02/01/2027(A)(C)(H)		698	279
United Group BV
7.792%, EUR003M + 4.250%, 02/15/2031(D)	EUR	215	240
Uruguay Government International Bond
3.875%, 07/02/2040	UYU	6,307	157

Total Sovereign Debt
(Cost $52,772) ($ Thousands)			48,546

	Shares
FOREIGN COMMON STOCK — 7.7%

Australia — 0.3%
Financials — 0.3%
Westpac Banking Corp		77,004	1,695

Canada — 0.6%
Communication Services — 0.0%
BCE Inc		4,069	142

Energy — 0.5%
Enbridge Inc		35,158	1,430
Pembina Pipeline Corp, Cl Common Subs. Receipt		30,275	1,249
Peyto Exploration & Development Corp, Cl Common Subs. Receipt		10,308	118
Topaz Energy		4,980	95

			2,892

Financials — 0.1%
Great-West Lifeco Inc		14,862	507

			3,541

Denmark — 0.0%
Financials — 0.0%
Sydbank AS		3,293	163

France — 0.5%
Consumer Discretionary — 0.0%
La Francaise des Jeux SAEM		5,369	221

Energy — 0.1%
Gaztransport Et Technigaz SA		1,884	267

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Health Care — 0.3%
Sanofi SA	12,140	$1,394

Industrials — 0.1%
Bureau Veritas SA	16,559	550
Societe BIC SA	1,198	81

		631

		2,513

Germany — 0.3%
Communication Services — 0.0%
Freenet AG	7,110	212

Consumer Discretionary — 0.3%
Mercedes-Benz Group AG	25,044	1,622

		1,834

Hong Kong — 0.6%
Communication Services — 0.1%
HKT Trust & HKT Ltd	197,586	253

Consumer Discretionary — 0.0%
Bosideng International Holdings Ltd	183,920	106

Consumer Staples — 0.0%
Want Want China Holdings Ltd	274,457	189

Financials — 0.4%
China CITIC Bank Corp Ltd, Cl H	489,770	313
China Construction Bank Corp, Cl H	2,476,157	1,874

		2,187

Industrials — 0.0%
SITC International Holdings Co Ltd	71,531	193

Utilities — 0.1%
CK Infrastructure Holdings Ltd	34,145	234

		3,162

India — 0.2%
Information Technology — 0.2%
HCL Technologies Ltd	50,333	1,079

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Indonesia — 0.2%
Financials — 0.2%
Bank Mandiri Persero Tbk PT	1,846,204	$845
Bank Rakyat Indonesia Persero Tbk PT	1,003,843	328

		1,173

Italy — 0.3%
Financials — 0.3%
Azimut Holding SpA	5,958	154
Banca Generali SpA	3,138	141
FinecoBank Banca Fineco SpA	14,896	256
Poste Italiane SpA	28,394	399
Unipol Gruppo SpA	22,332	266

		1,216

Utilities — 0.0%
Italgas SpA	25,503	154

		1,370

Japan — 0.4%
Communication Services — 0.0%
SoftBank Corp	155,730	204

Consumer Discretionary — 0.1%
USS Co Ltd	22,224	211

Consumer Staples — 0.3%
Japan Tobacco Inc	57,222	1,672

Industrials — 0.0%
COMSYS Holdings Corp	6,029	131
Kamigumi Co Ltd	4,560	104

		235

Materials — 0.0%
Yamato Kogyo Co Ltd	1,949	97

		2,419

Malaysia — 0.3%
Energy — 0.0%
Petronas Dagangan Bhd	15,538	67

Financials — 0.3%
Malayan Banking Bhd	284,010	722
Public Bank Bhd	678,626	750

		1,472

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Petronas Gas Bhd	43,248	$189

		1,728

Netherlands — 0.2%
Communication Services — 0.1%
Koninklijke KPN NV	209,198	857

Financials — 0.1%
ASR Nederland NV	8,665	425

		1,282

Singapore — 0.8%
Consumer Discretionary — 0.1%
Genting Singapore Ltd	336,507	230

Financials — 0.7%
DBS Group Holdings Ltd	62,482	1,854
Oversea-Chinese Banking Corp Ltd	185,421	2,184

		4,038

Industrials — 0.0%
ComfortDelGro Corp Ltd	114,449	135

Information Technology — 0.0%
Venture Corp Ltd	15,875	174

		4,577

South Korea — 0.1%
Consumer Staples — 0.1%
KT&G Corp	5,369	447

Spain — 0.6%
Consumer Discretionary — 0.3%
Industria de Diseno Textil SA	29,941	1,776

Financials — 0.0%
Mapfre SA	47,313	126

Industrials — 0.2%
Aena SME SA	3,863	852
Logista Integral SA	3,662	110

		962

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.1%
Enagas SA	13,317	$205

		3,069

Switzerland — 0.9%
Financials — 0.3%
Zurich Insurance Group AG	2,808	1,697

Health Care — 0.6%
Novartis AG	14,483	1,668
Roche Holding AG	4,964	1,625

		3,293

		4,990

Taiwan — 0.7%
Communication Services — 0.2%
Chunghwa Telecom Co Ltd	204,369	810
Far EasTone Telecommunications Co Ltd	81,995	235

		1,045

Consumer Staples — 0.1%
President Chain Store Corp	28,953	270

Information Technology — 0.4%
MediaTek Inc	48,792	1,812
Novatek Microelectronics Corp	32,550	533

		2,345

		3,660

United Kingdom — 0.7%
Communication Services — 0.0%
4imprint Group PLC	1,567	105

Consumer Discretionary — 0.1%
Dunelm Group PLC	6,416	99
Games Workshop Group PLC	1,821	262
Taylor Wimpey PLC	186,486	411

		772

Consumer Staples — 0.3%
Imperial Brands PLC	49,536	1,444

Financials — 0.3%
Aviva PLC	137,502	892
Hargreaves Lansdown PLC	19,337	289
Lancashire Holdings Ltd	12,145	112
OSB Group PLC	22,742	119

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Schroders PLC	45,634	$214

		1,626

Total Foreign Common Stock
(Cost $35,983) ($ Thousands)		42,649
	Face Amount (Thousands)
LOAN PARTICIPATIONS — 5.1%
19th Holdings Golf, LLC, Initial Term Loan, 1st Lien
8.513%, CME Term SOFR + 3.000%, 02/07/2029 (D)(F)	$452	443
AAL Delaware Holdco, Inc, Initial Term Loan, 1st Lien
8.345%, 07/30/2031	850	853
A-AP Buyer, Inc, Initial Term, 1st Lien
7.854%, 09/09/2031	100	100
Accession Risk Management Group, Inc, 2022 Delayed Draw Tranche 2 Term Loan, 1st Lien
10.902%, 11/01/2029	13	13
9.807%, 11/01/2029	28	28
9.354%, 11/01/2029	23	22
Accession Risk Management Group, Inc, Term Loan, 1st Lien
10.902%, 11/01/2029	110	110
9.807%, 11/01/2029	4	4
9.354%, 11/01/2029	7	7
Accession Risk Management Group, Inc, Tranche B Term Loan, 1st Lien
10.902%, 11/01/2029	27	27
9.807%, 11/01/2029	3	2
9.354%, 11/01/2029	12	12
Accession Risk Management Group, Inc, Tranche C Term Loan, 1st Lien
10.902%, 11/01/2029	20	20
9.807%, 11/01/2029	6	5
9.354%, 11/01/2029	61	61
AL GCX Holdings, LLC, Initial Term Loan, 1st Lien
7.868%, 05/17/2029	175	175
Alliance Laundry Systems, LLC, Initial Term B Loan, 1st Lien
8.345%, 08/19/2031 (D)	310	310
Alterra Mountain Company, Term B-4 Loan, 1st Lien
8.095%, 08/17/2028	268	269
Apollo Commercial Real Estate Finance, Inc, Initial Term Loan, 1st Lien
7.710%, 05/15/2026 (D)	19	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Apollo Commercial Real Estate Finance, Inc, Term B-1 Loan, 1st Lien
8.460%, CME Term SOFR + 3.500%, 03/11/2028 (D)(F)	$315	$306
AqGen Island Holdings, Inc, Initial Term Loan, 1st Lien
8.460%, 08/02/2028 (D)	453	452
Arcis Golf, LLC, Term Loan, 1st Lien
9.111%, 11/24/2028	684	686
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (F)	814	815
Autokiniton Group, Term Loan, 1st Lien
8.960%, 04/06/2028	213	213
BHN Merger, Additional Term B-1 Loan, 1st Lien
9.845%, 03/12/2029 (D)	259	260
Blackstone Mortgage Trust, Inc, Initial Term Loan, 1st Lien
7.210%, 04/23/2026 (F)	258	254
Bleriot US Bidco, Inc, Term Loan, 1st Lien
7.854%, 10/31/2030	224	224
Boost Newco Borrower, LLC, Term B-1 Loan, 1st Lien
7.104%, 01/31/2031 (D)	320	320
Caesars Entertainment, Inc, 2023 Incremental Term B Loan, 1st Lien
7.595%, 02/06/2030 (D)	208	208
CBS Radio/Entercom Media, Term Loan, 1st Lien
11.361%, 08/19/2024	33	33
Chariot Buyer, LLC, Initial Term Loan, 1st Lien
8.195%, 11/03/2028 (D)	559	556
Chromalloy Corp, Term Loan, 1st Lien
9.082%, 03/27/2031	169	160
Cloudera, Inc, Initial Term Loan, 2nd Lien
10.945%, 10/08/2029 (D)	140	131
Community Brands, Term Loan, 1st Lien
10.582%, 06/13/2029 (F)	109	108
Cotiviti, Inc, Initial Floating Rate Term Loan, 1st Lien
8.451%, 05/01/2031 (D)	278	278
Cotiviti, Inc, Term Loan, 1st Lien
7.625%, 05/01/2031	90	90
DCert Buyer, Inc, First Amendment Refinancing Loan, 2nd Lien
11.845%, CME Term SOFR + 7.000%, 02/19/2029 (D)	490	418
Diamond Sports Group, LLC, Dip Term Loan, 1st Lien
10.167%, 12/02/2024	46	55

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.960%, CME Term SOFR + 5.000%, 08/02/2027 (D)	$341	$340
Doosan Bobcat/Doosan Infracore, Term Loan, 1st Lien
7.313%, 04/20/2029	86	86
DS Admiral Bidco, LLC, Initial Term, 1st Lien
9.095%, 06/26/2031	800	768
DS Parent, Inc, Term Loan B, 1st Lien
10.104%, 01/31/2031 (D)	618	598
Emrld Borrower, LP, Second Amendment Incremental Term Loan, 1st Lien
7.557%, 08/04/2031	50	50
Engineered Machinery Holdings, Inc, Incremental Amendment No. 4 Term Loan, 1st Lien
7.472%, EURIBOR + 3.750%, 05/21/2028 (D)	315	353
Engineered Machinery Holdings, Inc, Incremental Amendment No. 5 Term Loan, 1st Lien
8.615%, 05/19/2028 (D)	704	705
Entercom Media Corp, Term B-2 Loan, 1st Lien
8.091%, CME Term SOFR + 2.500%, 11/18/2024 (B)(D)	1,140	501
Epic Y-Grade Services, LP, Term Loan, 1st Lien
11.068%, CME Term SOFR + 5.750%, 06/29/2029 (D)	875	872
EyeCare Partners, Third Out Term Loan, 1st Lien
12.130%, 11/30/2028	67	11
First Brands Group, LLC, 2021 Term Loan, 1st Lien
10.514%, CME Term SOFR + 5.000%, 03/30/2027 (D)	572	565
First Brands Group, LLC, 2021 Term Loan, 2nd Lien
14.014%, 03/30/2028	1,200	1,134
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
10.514%, 03/30/2027	537	530
Gainwell Acquisition, Corp, Term B Loan, 1st Lien
8.704%, CME Term SOFR + 4.000%, 10/01/2027 (D)	219	208
Global Medical Response, Inc, 2024 Extended Term Loan, 1st Lien
9.711%, CME Term SOFR + 4.750%, 10/31/2028 (D)	401	398
Gray Television, Inc, Term B Loan, 1st Lien
10.451%, 06/04/2029	110	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Gray Television, Inc, Term D Loan, 1st Lien
8.315%, 12/01/2028	$376	$346
Harbor Freight Tools USA, Inc, Replacement Term Loan, 1st Lien
7.345%, 06/11/2031 (D)	247	243
7.241%, 06/11/2031	33	33
Icebox Holdco III, Inc, Initial Term Loan, 1st Lien
8.615%, 12/22/2028	756	758
Icebox Holdco III, Inc, Initial Term Loan, 2nd Lien
11.615%, 12/21/2029	225	226
Indy US Holdco, LLC, Ninth Amendment Dollar Refinancing Term Loan, 1st Lien
9.595%, 03/06/2028	209	208
Isolved, Inc, Term B-1 Loan, 1st Lien
8.747%, 10/15/2030	319	320
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.945%, CME Term SOFR + 5.000%, 10/29/2028 (D)	383	374
LC Ahab US Bidco, LLC, Initial Term Loan, 1st Lien
8.345%, 05/01/2031 (D)	200	201
Learsfield Communications, LLC, 2023 Term Loan, 1st Lien
10.345%, 06/30/2028	624	622
Lifepoint Health, Inc, Term Loan, 1st Lien
8.965%, 05/17/2031	100	100
LRS Holdings, LLC, Intial Term Loan, 1st Lien
9.210%, 08/31/2028	403	382
LTR Intermediate Holdings, Inc, Initial Term Loan, 1st Lien
9.460%, 05/05/2028	308	298
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 10/23/2028 (D)	198	198
MRI Software, LLC, Closing Date Term Loan, 1st Lien
9.354%, 02/10/2027	417	408
MRI Software, LLC, Second Amendment Term Loan, 1st Lien
9.354%, 02/10/2027	115	112
Neptune BidCo US, Inc, Term A Loan, 1st Lien
10.154%, 10/11/2028 (D)	780	728
Nexus Buyer, LLC, Amendment No. 7 Refinancing Term Loan, 1st Lien
8.845%, 07/31/2031 (D)	678	672
NGP XI Midstream Holdings, LLC, Initial Term Loan, 1st Lien
8.604%, 07/25/2031 (D)	540	539
Peer Holdings III BV, Facility B4, 1st Lien
7.854%, 10/28/2030	438	439

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Perficient/Plano, Term B Loan, 1st Lien
0.000%, 08/15/2031 (H)	$600	$600
Planview Parent, Inc, 2024-A Incremental Term Loan, 1st Lien
8.354%, 12/17/2027	470	470
SkyMiles IP, Ltd (Delta Air Lines, Inc), Initial Term Loan, 1st Lien
9.032%, CME Term SOFR + 3.750%, 10/20/2027 (D)	191	195
Soltera Health Holdings, LLC, Term B Loan, 1st Lien
8.095%, 05/30/2031	430	428
Spencer Spirit IH, LLC, Initial Term Loan, 1st Lien
10.741%, 07/15/2031	400	400
Tanzania Private, Term B Loan, 1st Lien
10.764%, 04/30/2031 (F)	270	267
Team Services Group, LLC, Incremental Term B Loan, Lien 1
0.000%, 12/20/2027 (H)	60	59
The GEO Group, Inc, Term Loan, 1st Lien
10.095%, 04/13/2029	191	194
TRC Companies, LLC, Initial Term Loan, 1st Lien
8.710%, 12/08/2028 (D)	1,160	1,158
Univision Communications, Inc, 2024 Replacement Converted Term Loan, 1st Lien
8.460%, 01/31/2029	40	39
Varsity Brands, Inc, Initial Term Loan, 1st Lien
8.821%, CME Term SOFR + 3.750%, 08/26/2031 (D)	160	159
Vericast Corp, 2024 Extended Term Loan, 1st Lien
12.354%, 06/16/2026	253	246
VFH Parent, LLC, Term B-1 Loan, 1st Lien
7.595%, 06/21/2031 (D)	240	240
Virgin Media Bristol, LLC, N Facility, 1st Lien
7.711%, CME Term SOFR + 2.500%, 01/31/2028 (D)	300	287
Virtusa Corporation, Term B-2 Loan, 1st Lien
8.497%, 02/15/2029	900	899
WW International, Inc, Initial Term Loan, 1st Lien
8.460%, CME Term SOFR + 3.500%, 04/13/2028 (D)	80	21

Total Loan Participations
(Cost $28,957) ($ Thousands)		28,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
5.187%, 11/26/2024 (I)	$4,700	$4,666
4.903%, 02/06/2025 (I)	6,000	5,906
3.625%, 08/31/2029	260	261

Total U.S. Treasury Obligations
(Cost $10,823) ($ Thousands)		10,833

CONVERTIBLE BONDS — 0.4%
Alarm.com Holdings
0.000%, 01/15/2026(G)	57	53
DISH Network
0.000%, 12/15/2025(G)	1,370	1,185
DraftKings Holdings
0.000%, 03/15/2028(G)	680	589
Gannett
6.000%, 12/01/2027(A)	170	215
Multiplan
6.000%, 10/15/2027(A)	420	258

Total Convertible Bonds
(Cost $2,219) ($ Thousands)		2,300

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	177	194

Total Municipal Bond

(Cost $193) ($ Thousands)		194

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27 *	2,787	40
Noble Corp PLC, Expires 02/07/2028
Strike Price $23.13 *	2,787	31

Total Warrants
(Cost $12) ($ Thousands)		71

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $14) ($ Thousands)		18

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Description	Market Value ($ Thousands)
PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $22) ($ Thousands)	$8

Total Investments in Securities — 95.6%
(Cost $530,103) ($ Thousands)	$531,507

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $22) ($ Thousands)	$(8)

A list of open exchange traded options contracts for the Fund at September 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
USD PUT/CAD CALL	1,166,000	$1,597	$1.37	10/19/2024	$17

Call Options		–			–
USD CALL/EUR PUT	1,250,000	1,366	1.09	10/19/2024	1

Total Purchased Options		$2,963			$18

A list of over the counter swaptions contracts for the Fund at September 30, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$6,000,000	$60.00	11/16/2024	$3
Swaption	Bank of America Merrill Lynch	1,050,000	104.50	12/21/2024	5

Total Purchased Swaptions		$7,050,000			$8
WRITTEN SWAPTIONS — 0.0%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$(12,000,000)	80.00	11/16/2024	$(3)
Swaption	Bank of America Merrill Lynch	(4,700,000)	65.00	12/21/2024	(5)

Total Written Swaptions		$(16,700,000)			$(8)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	14	Dec-2024	$1,100	$1,130	$(10)
Euro-Bobl	4	Dec-2024	524	536	6
Euro-Bund 10-Year Bond	38	Dec-2024	5,576	5,722	86
ICE 3-Month SONIA	1	Mar-2025	303	320	2
Long Gilt 10-Year Bond	24	Dec-2024	3,139	3,169	(14)
U.S. 2-Year Treasury Note	300	Dec-2024	62,305	62,473	168
U.S. 5-Year Treasury Note	117	Dec-2024	12,877	12,857	(20)
U.S. 5-Year Treasury Note	24	Dec-2024	2,631	2,637	6
U.S. 10-Year Treasury Note	68	Dec-2024	7,766	7,771	5

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
U.S. Long Treasury Bond	26	Dec-2024	$3,256	$3,229	$(27)
U.S. Ultra Long Treasury Bond	49	Dec-2024	6,588	6,522	(66)
Ultra 10-Year U.S. Treasury Note	63	Dec-2024	7,454	7,453	(1)
			113,519	113,819	135
Short Contracts
U.S. 5-Year Treasury Note	(58)	Dec-2024	$(6,369)	$(6,374)	$(5)
U.S. 10-Year Treasury Note	(20)	Dec-2024	(2,274)	(2,286)	(12)
U.S. Long Treasury Bond	(12)	Dec-2024	(1,498)	(1,491)	7
Ultra 10-Year U.S. Treasury Note	(18)	Dec-2024	(2,128)	(2,129)	(1)
Ultra 10-Year U.S. Treasury Note	(45)	Dec-2024	(5,326)	(5,323)	3
			(17,595)	(17,603)	(8)
			$95,924	$96,216	$127

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/18/24	USD	141	EUR	129	$3
BNP Paribas	10/18/24	CHF	180	USD	210	(4)
BNP Paribas	10/18/24	USD	190	CHF	160	—
BNP Paribas	10/18/24	USD	586	NOK	6,450	27
BNP Paribas	10/18/24	NOK	1,340	USD	125	(2)
BNP Paribas	10/18/24	EUR	1,936	USD	2,106	(57)
Citigroup	10/18/24	JPY	3	USD	0	—
Citigroup	10/18/24	USD	130	INR	10,910	—
Citigroup	10/18/24	USD	316	JPY	45,090	—
Citigroup	10/18/24	USD	400	CAD	550	7
Citigroup	10/18/24	USD	489	EUR	440	2
Citigroup	10/18/24	USD	89	EUR	80	—
Citigroup	10/18/24	CAD	798	USD	587	(4)
Citigroup	10/18/24	EUR	1,160	USD	1,269	(26)
Citigroup	10/18/24	AUD	1,160	USD	785	(20)
Citigroup	10/18/24	USD	1,525	AUD	2,276	54
Deutsche Bank	12/16/24	GBP	695	USD	929	(3)
Goldman Sachs	10/02/24	USD	1,947	BRL	10,736	24
Goldman Sachs	10/18/24	USD	271	NOK	2,985	12
Goldman Sachs	10/18/24	USD	297	CHF	250	—
Goldman Sachs	10/18/24	USD	416	CHF	350	—
Goldman Sachs	10/18/24	USD	717	GBP	540	7
Goldman Sachs	10/18/24	AUD	720	USD	485	(15)
Goldman Sachs	10/18/24	CHF	1,625	USD	1,833	(98)
Goldman Sachs	10/18/24	GBP	3,125	USD	4,027	(165)
Goldman Sachs	10/18/24	MXN	3,590	USD	189	6
Goldman Sachs	10/18/24	NOK	8,100	USD	756	(13)
Goldman Sachs	11/04/24	USD	1,952	BRL	10,736	11
JPMorgan Chase Bank	10/15/24	USD	404	EUR	366	5
JPMorgan Chase Bank	10/18/24	USD	50	MXN	920	(4)
JPMorgan Chase Bank	10/18/24	USD	378	JPY	54,050	1
JPMorgan Chase Bank	10/18/24	CAD	550	USD	405	(2)
JPMorgan Chase Bank	10/18/24	USD	1,497	CNH	10,570	16
JPMorgan Chase Bank	10/18/24	USD	185	CNH	1,290	—
JPMorgan Chase Bank	10/18/24	MXN	12,223	USD	632	10

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	10/18/24	CNH	20,344	USD	2,831	$(81)
JPMorgan Chase Bank	10/31/24	USD	428	CAD	592	10
JPMorgan Chase Bank	10/31/24	CAD	592	USD	429	(10)
Morgan Stanley	12/19/24	MXN	4,268	USD	215	—
State Street	10/02/24	ZAR	3,428	USD	195	(4)
State Street	10/24/24	EUR	358	USD	397	(4)
State Street	12/30/24	ZAR	9,053	USD	522	1
UBS	10/24/24	EUR	8,015	USD	8,739	(214)
						$(530)

A list of the open OTC swap agreements held by the Fund at September 30, 2024 is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1-Day CETIP	0.23%	Annually	01/02/2029	BRL	23,190	$(224)	$–	$(224)

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	INDEX SWAP	JPEIFNTR INDEX	SOFR	Quarterly	11/02/2024	USD	683	$22	$–	$22

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2024 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR@100BP5.1Y	1.00%	Quarterly	12/20/2024	$1,290	$(2)	$(1)	$(1)
CDS-GM@500BP4.9Y	5.00%	Quarterly	06/20/2026	760	(59)	(51)	(8)
CDS-GM@500BP5.3Y	5.00%	Quarterly	06/20/2029	690	(111)	(111)	–
CDS-MDC@100BP5.2Y	0.00%	Quarterly	12/20/2029	360	(11)	(10)	(1)
CDS-RIG@100BP5.2Y	1.00%	Quarterly	06/20/2029	420	65	47	18
					$(118)	$(126)	$8

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.42	5.00%	Quarterly	06/20/2029	$5,076	$390	$383	$7
CDS-CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	7,676	555	559	(4)
CDS-CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	325	7	7	–
CDS-F@500BP5.3Y	5.00%	Quarterly	06/20/2029	690	96	95	1
CDS-F@500BPS 4.9Y	5.00%	Quarterly	06/20/2026	760	56	38	18
CDS-LEN@100BP5.2Y	0.00%	Quarterly	12/20/2029	360	5	5	–
CDS-NBR@100BP5.2Y	1.00%	Quarterly	06/20/2029	420	(86)	(66)	(20)
CDS-VW@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	2	1	1
ICE CD	1.00%	Quarterly	06/20/2029	980	13	14	(1)
ICE CD	1.00%	Quarterly	06/20/2029	210	5	4	1
ICE CD	1.00%	Quarterly	06/20/2029	390	8	7	1
ICE CD CDX.IG.533	1.00%	Quarterly	12/20/2024	2,375	5	3	2

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Concluded)

Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ICE CD CDX.IG.541	1.00%	Quarterly	12/20/2028	$8,505	$194	$131	$63
ICE CD CXP.HY.534	5.00%	Quarterly	06/25/2025	6,092	178	(34)	212
ICE CD GE	1.00%	Quarterly	06/20/2026	1,175	18	6	12
					$1,446	$1,153	$293

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
10.25%	BZDIOVRA	Monthly	01/02/2029	BRL	5,550	$66	$43	$23
BZDIOVRA	9.75%	Monthly	01/02/2026	BRL	15,340	(75)	(74)	(1)
CLICP	4.5%	Semi-Annually	12/18/2026	CLP	728,780	5	4	1
5.0%	CLICP	Semi-Annually	12/18/2034	CLP	218,400	(5)	(7)	2
COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	7.25%	Quarterly	12/18/2026	COP	2,278,540	3	6	(3)
COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	7.75%	Quarterly	12/18/2034	COP	1,137,810	4	–	4
MXIBTIIE	9.25%	Monthly	12/16/2026	MXN	55,840	29	20	9
MXIBTIIE	9.2194%	Monthly	06/30/2034	MXN	48,639	90	–	90
CNRR007	1.75%	Quarterly	12/18/2026	CNY	7,750	3	1	2
1.75%	CNRR007	Quarterly	12/18/2029	CNY	2,140	1	(2)	3
6-Month PRIBOR	3.25%	Semi-Annually	12/18/2026	CZK	20,740	4	–	4
6-Month PRIBOR	3.5%	Semi-Annually	12/18/2034	CZK	4,590	4	2	2
EUR006M	2.5%	Semi-Annually	12/18/2034	EUR	540	9	6	3
2.5%	EUR006M	Annually	12/18/2031	EUR	2,760	(54)	(36)	(18)
2.5%	EUR006M	Annually	12/18/2029	EUR	940	(17)	(11)	(6)
2.5%	EUR006M	Annually	12/18/2027	EUR	1,880	(23)	(15)	(8)
3.75%	SONIA	Annually	12/18/2034	GBP	380	(6)	(7)	1
BUBOR	5.5%	Semi-Annually	12/18/2026	HUF	49,760	1	–	1
6.0%	BUBOR	Annually	12/18/2034	HUF	70,250	(3)	–	(3)
6.0%	IN00O/N	Semi-Annually	12/18/2029	INR	74,120	2	1	1
6.0%	IN00O/N	Semi-Annually	12/18/2026	INR	167,690	1	2	(1)
KWCDC	2.75%	Quarterly	12/18/2026	KRW	2,659,750	–	(5)	5
KWCDC	2.75%	Quarterly	12/18/2034	KRW	225,100	(1)	(2)	1
2.0%	THOR	Quarterly	12/18/2029	THB	29,900	4	4	–
SOFRRATE	3.75%	Annually	12/18/2026	USD	18,806	175	188	(13)
7.25%	JIBAR	Quarterly	12/18/2026	ZAR	18,820	(4)	(3)	(1)
JIBAR	8.75%	Quarterly	12/18/2034	ZAR	8,300	9	4	5
3.75%	SOFRRATE	Annually	12/18/2034	USD	3,982	(150)	(153)	3
						$72	$(34)	$106

Percentages are based on Net Assets of $556,021 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $269,995 ($ Thousands), representing 48.6% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.

(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Zero coupon security.
(H)	No interest rate available.
(I)	Interest rate represents the security's effective yield at the time of purchase.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Income Fund (Concluded)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	214,930	–	214,930
Asset-Backed Securities	–	70,034	–	70,034
Mortgage-Backed Securities	–	61,593	–	61,593
Common Stock	51,268	–	923	52,191
Sovereign Debt	–	48,546	–	48,546
Foreign Common Stock	42,649	–	–	42,649
Loan Participations	–	25,947	2,193	28,140
U.S. Treasury Obligations	–	10,833	–	10,833
Convertible Bonds	–	2,300	–	2,300
Municipal Bond	–	194	–	194
Warrants	–	71	–	71
Purchased Options	18	–	–	18
Purchased Swaptions	–	8	–	8
Total Investments in Securities	93,935	434,456	3,116	531,507

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Swaptions	–	(8)	–	(8)
Futures Contracts*
Unrealized Appreciation	283	–	–	283
Unrealized Depreciation	(156)	–	–	(156)
Forward Contracts*
Unrealized Appreciation	–	196	–	196
Unrealized Depreciation	–	(726)	–	(726)
OTC Swaps
Interest Rate Swap*
Unrealized Depreciation	–	(224)	–	(224)
Total Return Swap*
Unrealized Appreciation	–	22	–	22
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	336	–	336
Unrealized Depreciation	–	(35)	–	(35)
Interest Rate Swaps*
Unrealized Appreciation	–	160	–	160
Unrealized Depreciation	–	(54)	–	(54)
Total Other Financial Instruments	127	(333)	–	(206)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 62.3%
U.S. Treasury Bills ^
5.297%, 11/14/2024 (A)	$7,000	$6,960
5.296%, 10/24/2024 (A)	3,000	2,991
5.292%, 11/07/2024 (A)	6,500	6,469
5.288%, 10/17/2024 (A)	6,000	5,988
5.272%, 10/10/2024 (A)	6,000	5,993
5.246%, 10/31/2024 (A)	5,700	5,678
5.240%, 11/21/2024 (A)	7,000	6,954
5.213%, 10/03/2024 (A)	–	–
4.600%, 11/29/2024 (A)	7,000	6,946
4.503%, 12/05/2024 (A)	6,000	5,951
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028 (B)	66,014	64,547
0.375%, 07/15/2027 (B)	153,187	148,956
0.250%, 07/15/2029	42,668	40,478
0.125%, 07/15/2026 (B)	6,672	6,504
U.S. Treasury Notes ^
5.000%, 08/31/2025	900	908
4.875%, 05/31/2026	600	611
4.797%, USBMMY3M + 0.245%, 01/31/2026 (C)	9,600	9,601
4.752%, USBMMY3M + 0.200%, 01/31/2025 (C)	6,300	6,298
4.750%, 07/31/2025	1,000	1,005
4.722%, USBMMY3M + 0.170%, 10/31/2025 (C)(H)	6,800	6,797
4.721%, USBMMY3M + 0.169%, 04/30/2025 (C)	7,100	7,095
4.702%, USBMMY3M + 0.150%, 04/30/2026 (C)	700	699
4.692%, USBMMY3M + 0.140%, 10/31/2024 (C)	6,200	6,198
4.677%, USBMMY3M + 0.125%, 07/31/2025 (C)	4,200	4,197
4.625%, 02/28/2025	400	400
4.500%, 04/15/2027	500	511
4.375%, 08/15/2026	700	709
4.375%, 07/15/2027	600	613
4.000%, 02/15/2026	600	602
3.750%, 08/31/2026	300	300
3.375%, 09/15/2027	600	597

Total U.S. Treasury Obligations
(Cost $358,510) ($ Thousands)		361,556

	Shares
COMMON STOCK — 28.4%

Communication Services — 2.4%
Alphabet Inc, Cl A	9,847	1,633
Alphabet Inc, Cl C	8,253	1,380
AST SpaceMobile Inc, Cl A *	1,222	32
AT&T Inc (D)	78,918	1,736

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogent Communications Holdings Inc	527	$40
Electronic Arts Inc	1,309	188
Frontier Communications Parent Inc *	2,349	83
GCI Liberty Inc *	1,700	—
Iridium Communications Inc	1,267	39
Liberty Media Corp-Liberty Formula One, Cl C *	980	76
Live Nation Entertainment Inc *	693	76
Lumen Technologies Inc *	11,200	79
Madison Square Garden Sports Corp *	121	25
Match Group Inc *	615	23
Meta Platforms Inc, Cl A	3,669	2,100
Netflix Inc *	2,044	1,450
Pinterest Inc, Cl A *	908	29
ROBLOX Corp, Cl A *	2,752	122
Roku Inc, Cl A *	491	37
Shenandoah Telecommunications Co	1,000	14
Spotify Technology SA *	671	247
Take-Two Interactive Software Inc, Cl A *	799	123
Telephone and Data Systems Inc	1,500	35
TKO Group Holdings Inc, Cl A *	400	49
T-Mobile US Inc	5,319	1,098
Verizon Communications Inc	46,328	2,081
Walt Disney Co/The	8,814	848
Warner Bros Discovery Inc *(D)	12,315	102

		13,745
Consumer Staples — 7.2%
Albertsons Cos Inc, Cl A	5,448	101
Altria Group Inc (D)	23,188	1,183
Andersons Inc/The	700	35
Archer-Daniels-Midland Co	6,563	392
BellRing Brands Inc *	1,575	96
BJ's Wholesale Club Holdings Inc *	1,666	137
Boston Beer Co Inc/The, Cl A *	129	37
Brown-Forman Corp, Cl A	805	39
Brown-Forman Corp, Cl B	2,418	119
Bunge Global SA	1,882	182
Cal-Maine Foods Inc	472	35
Campbell Soup Co	2,507	123
Casey's General Stores Inc	518	195
Celsius Holdings Inc *	2,510	79
Central Garden & Pet Co, Cl A *	1,000	31
Chefs' Warehouse Inc/The *	278	12
Church & Dwight Co Inc	3,290	345
Clorox Co/The	1,628	265
Coca-Cola Co/The (D)	52,378	3,764
Coca-Cola Consolidated Inc	85	112
Colgate-Palmolive Co	10,963	1,138
Conagra Brands Inc	6,693	218
Constellation Brands Inc, Cl A	2,149	554
Costco Wholesale Corp (D)	5,985	5,306
Coty Inc, Cl A *	5,808	55
Darling Ingredients Inc *	2,028	75

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollar General Corp	2,870	$243
Dollar Tree Inc *	2,639	186
Edgewell Personal Care Co	821	30
elf Beauty Inc *	777	85
Energizer Holdings Inc	727	23
Estee Lauder Cos Inc/The, Cl A	3,264	325
Flowers Foods Inc	2,255	52
Freshpet Inc *	728	100
General Mills Inc	7,617	562
Grocery Outlet Holding Corp *	1,388	24
Herbalife Ltd *	1,741	12
Hershey Co/The	1,990	382
Hormel Foods Corp	3,604	114
Ingles Markets Inc, Cl A	244	18
Ingredion Inc	881	121
Inter Parfums Inc	162	21
J & J Snack Foods Corp	289	50
J M Smucker Co/The	1,330	161
John B Sanfilippo & Son Inc	266	25
Kellanova	3,487	281
Kenvue Inc	26,101	604
Keurig Dr Pepper Inc	14,528	544
Kimberly-Clark Corp	4,536	645
Kraft Heinz Co/The	12,069	424
Kroger Co/The	8,948	513
Lamb Weston Holdings Inc	2,047	133
Lancaster Colony Corp	244	43
Maplebear Inc *	2,414	98
McCormick & Co Inc/MD	3,562	293
MGP Ingredients Inc	172	14
Molson Coors Beverage Co, Cl B	2,486	143
Mondelez International Inc, Cl A	18,066	1,331
Monster Beverage Corp *	10,042	524
PepsiCo Inc (D)	18,549	3,154
Performance Food Group Co *	2,024	159
Philip Morris International Inc (D)	20,975	2,546
Pilgrim's Pride Corp *	745	34
Post Holdings Inc *	597	69
PriceSmart Inc	400	37
Primo Water Corp	1,959	49
Procter & Gamble Co/The (D)	31,837	5,514
Reynolds Consumer Products Inc	1,125	35
Simply Good Foods Co/The *	1,631	57
SpartanNash Co	1,239	28
Spectrum Brands Holdings Inc	378	36
Sprouts Farmers Market Inc *	1,325	146
Sysco Corp, Cl A	6,718	524
Target Corp, Cl A	6,327	986
TreeHouse Foods Inc *	904	38
Tyson Foods Inc, Cl A (D)	3,678	219
United Natural Foods Inc *	1,213	20
Universal Corp/VA	297	16
US Foods Holding Corp *	2,903	179

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vector Group Ltd	1,726	$26
Vita Coco Co Inc/The *	966	27
Vital Farms Inc *	396	14
Walgreens Boots Alliance Inc	10,578	95
Walmart Inc (D)	58,560	4,729
WD-40 Co	161	41
Weis Markets Inc	430	30
WK Kellogg Co	1,163	20

		41,580
Energy — 6.8%
Antero Midstream Corp	6,534	98
Antero Resources Corp *	6,220	178
APA Corp	7,626	187
Archrock Inc	3,190	65
Atlas Energy Solutions, Cl A	1,496	33
Baker Hughes Co, Cl A	20,603	745
Berry Corp	3,100	16
Bristow Group Inc *	800	28
Cactus Inc, Cl A	1,180	70
California Resources Corp	1,438	75
Centrus Energy Corp, Cl A *	300	16
ChampionX Corp	4,221	127
Cheniere Energy Inc	4,741	853
Chevron Corp (D)	35,579	5,240
Chord Energy Corp	1,213	158
Civitas Resources Inc	2,104	107
Clean Energy Fuels Corp *	5,002	16
CNX Resources Corp *	2,819	92
Comstock Resources Inc	2,287	25
ConocoPhillips (D)	24,196	2,547
CONSOL Energy Inc	615	64
Core Laboratories	900	17
Coterra Energy Inc	15,796	378
Crescent Energy, Cl A	3,788	41
CVR Energy Inc	994	23
Delek US Holdings Inc	1,529	29
Devon Energy Corp	13,242	518
DHT Holdings Inc	3,600	40
Diamondback Energy Inc, Cl A	3,671	633
Dorian LPG Ltd	593	20
DT Midstream Inc	2,011	158
Energy Fuels Inc/Canada *	4,600	25
EOG Resources Inc	11,880	1,460
EQT Corp	12,532	459
Expand Energy Corp	2,857	235
Expro Group Holdings NV *	2,400	41
Exxon Mobil Corp (D)	92,678	10,864
Green Plains Inc *	1,400	19
Gulfport Energy Corp *	338	51
Halliburton Co	18,583	540
Helix Energy Solutions Group Inc *	3,440	38
Helmerich & Payne Inc	2,114	64
Hess Corp	5,767	783

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HF Sinclair Corp	3,327	$148
Innovex International *	1,031	15
International Seaways Inc	672	35
Kinder Morgan Inc	40,017	884
Kinetik Holdings, Cl A	1,071	49
Liberty Energy Inc, Cl A	3,093	59
Magnolia Oil & Gas Corp, Cl A	3,449	84
Marathon Oil Corp	11,557	308
Marathon Petroleum Corp (D)	7,272	1,185
Matador Resources Co	2,517	124
Murphy Oil Corp	3,091	104
Nabors Industries Ltd *	221	14
New Fortress Energy Inc, Cl A	1,810	16
Newpark Resources Inc, Cl A *	3,000	21
NextDecade *	3,610	17
Noble Corp PLC	2,826	102
Nordic American Tankers Ltd	7,200	26
Northern Oil & Gas Inc	2,318	82
NOV Inc	8,099	129
Occidental Petroleum Corp	13,765	709
Oceaneering International Inc, Cl A *	1,660	41
ONEOK Inc	12,045	1,098
Ovintiv Inc	5,542	212
Par Pacific Holdings Inc *	1,614	28
Patterson-UTI Energy Inc	7,317	56
PBF Energy Inc, Cl A	2,318	72
Peabody Energy Corp	2,841	75
Permian Resources Corp, Cl A	12,452	169
Phillips 66	8,748	1,150
ProPetro Holding Corp *	3,200	25
Range Resources Corp	4,707	145
REX American Resources Corp *	327	15
SandRidge Energy Inc	1,300	16
Schlumberger NV, Cl A	29,560	1,240
Select Water Solutions Inc, Cl A	2,495	28
Sitio Royalties Corp, Cl A	2,300	48
SM Energy Co	2,471	99
Southwestern Energy Co *	24,549	175
Talos Energy Inc *	2,600	27
Targa Resources Corp	4,544	673
Texas Pacific Land Corp	388	343
Tidewater Inc *	969	70
Transocean Ltd *	16,840	72
Uranium Energy *	9,782	61
VAALCO Energy Inc	4,100	24
Valaris *	1,119	62
Valero Energy Corp (D)	6,731	909
Viper Energy Inc, Cl A	1,849	83
Vital Energy *	438	12
Vitesse Energy Inc	1,000	24
Weatherford International PLC	1,587	135
Williams Cos Inc/The	25,122	1,147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Kinect Corp	961	$30

		39,651
Financials — 0.0%
DigitalBridge Group	2,616	37

Health Care — 5.6%
10X Genomics Inc, Cl A *	859	19
Abbott Laboratories	8,550	975
AbbVie Inc	8,764	1,731
Acadia Healthcare Co Inc, Cl A *	322	20
ACADIA Pharmaceuticals Inc *	1,368	21
Addus HomeCare Corp *	190	25
ADMA Biologics Inc *	2,014	40
Agilent Technologies Inc	1,525	226
Agios Pharmaceuticals Inc *	715	32
Align Technology Inc *	346	88
Alkermes PLC *	624	17
Alnylam Pharmaceuticals Inc *	617	170
Amedisys Inc *	244	24
Amgen Inc, Cl A (D)	2,668	860
Amicus Therapeutics Inc *	2,000	21
AMN Healthcare Services Inc *	330	14
Apellis Pharmaceuticals Inc *	667	19
Arcellx Inc *	390	33
Arrowhead Pharmaceuticals Inc *	530	10
Avantor Inc *	3,344	87
Avidity Biosciences Inc *	662	30
Axonics Inc *	316	22
Axsome Therapeutics Inc *	300	27
Azenta Inc *	500	24
Baxter International Inc (D)	2,345	89
Beam Therapeutics *	1,031	25
Becton Dickinson & Co	1,429	345
Biogen Inc *	701	136
Biohaven Ltd *	524	26
BioMarin Pharmaceutical Inc *	917	64
Bio-Rad Laboratories Inc, Cl A *	142	48
Bio-Techne Corp	800	64
Blueprint Medicines Corp *	389	36
Boston Scientific Corp *	7,261	608
Bridgebio Pharma Inc *	700	18
Bristol-Myers Squibb Co	9,831	509
Bruker Corp	410	28
Cardinal Health Inc	1,204	133
Catalent Inc *	956	58
Celldex Therapeutics Inc *	689	23
Cencora Inc, Cl A	809	182
Centene Corp *	2,626	198
Certara Inc *	1,200	14
Charles River Laboratories International Inc *	256	50
Chemed Corp	80	48
Cigna Group/The	1,366	473

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cooper Cos Inc/The *	1,100	$121
Corcept Therapeutics Inc *	800	37
CorVel Corp *	79	26
Crinetics Pharmaceuticals Inc *	500	26
CVS Health Corp	6,062	381
Cytokinetics Inc *	767	40
Danaher Corp, Cl A	3,307	919
DaVita Inc *	285	47
Denali Therapeutics Inc *	876	26
DENTSPLY SIRONA Inc	1,315	36
Dexcom Inc *	2,054	138
Doximity Inc, Cl A *	945	41
Dynavax Technologies Corp *	1,400	16
Dyne Therapeutics Inc *	678	24
Edwards Lifesciences Corp, Cl A *	4,101	271
Elanco Animal Health Inc *	3,057	45
Elevance Health Inc	1,150	598
Eli Lilly & Co	4,216	3,735
Encompass Health Corp	577	56
Enovis Corp *	659	28
Ensign Group Inc/The	243	35
Envista Holdings Corp *	1,312	26
Evolent Health Inc, Cl A *	900	25
Exact Sciences Corp *	827	56
Exelixis Inc *	1,535	40
GE HealthCare Technologies Inc	2,212	208
Gilead Sciences Inc (D)	6,249	524
Glaukos Corp *	300	39
Globus Medical Inc, Cl A *	616	44
Guardant Health Inc *	1,000	23
Haemonetics Corp *	158	13
Halozyme Therapeutics Inc *	837	48
HCA Healthcare Inc	932	379
HealthEquity Inc *	544	45
Henry Schein Inc *	773	56
Hims & Hers Health Inc *	884	16
Hologic Inc *	1,096	89
Humana Inc	605	192
ICU Medical Inc *	196	36
Ideaya Biosciences Inc *	212	7
IDEXX Laboratories Inc *	421	213
Illumina Inc *	765	100
Inari Medical *	438	18
Incyte Corp *	1,138	75
Insmed Inc *	648	47
Inspire Medical Systems Inc *	203	43
Insulet Corp *	331	77
Integer Holdings Corp *	165	21
Intellia Therapeutics *	968	20
Intra-Cellular Therapies Inc, Cl A *	567	41
Intuitive Surgical Inc *	1,747	858
Ionis Pharmaceuticals Inc *	841	34
Iovance Biotherapeutics Inc *	2,168	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IQVIA Holdings Inc *	932	$221
iRhythm Technologies Inc *	262	19
Jazz Pharmaceuticals PLC *	367	41
Johnson & Johnson	11,925	1,933
Krystal Biotech Inc *	200	36
Kymera Therapeutics *	557	26
Labcorp Holdings Inc	389	87
Lantheus Holdings Inc *	298	33
LivaNova PLC *	414	22
Madrigal Pharmaceuticals Inc *	145	31
Masimo Corp *	123	16
McKesson Corp	649	321
Medpace Holdings Inc *	166	55
Medtronic PLC	6,570	591
Merck & Co Inc	12,537	1,424
Merit Medical Systems Inc *	444	44
Mettler-Toledo International Inc *	102	153
Mirati Therapeutics *	600	—
Moderna Inc *	1,787	119
Molina Healthcare Inc *	296	102
Myriad Genetics Inc *	892	24
Natera Inc *	559	71
Neogen Corp, Cl B *	1,762	30
Neurocrine Biosciences Inc *	478	55
Nuvalent Inc, Cl A *	301	31
Option Care Health Inc *	1,055	33
Organon & Co	1,600	31
Patterson Cos Inc	900	20
Penumbra Inc *	187	36
Perrigo Co PLC	900	24
Pfizer Inc	28,392	822
Prestige Consumer Healthcare Inc, Cl A *	315	23
Privia Health Group Inc *	1,100	20
PROCEPT BioRobotics Corp *	113	9
Progyny Inc *	716	12
PTC Therapeutics Inc *	419	16
QIAGEN NV	953	43
Quest Diagnostics Inc	574	89
QuidelOrtho Corp *	400	18
R1 RCM Inc *	1,448	21
RadNet Inc *	251	17
Regeneron Pharmaceuticals Inc *	520	547
Repligen Corp *	337	50
ResMed Inc	747	182
REVOLUTION Medicines Inc *	855	39
Revvity Inc	669	85
Rhythm Pharmaceuticals Inc *	585	31
Roivant Sciences Ltd *	2,000	23
Royalty Pharma PLC, Cl A	1,606	45
Sarepta Therapeutics Inc *	411	51
Select Medical Holdings Corp	800	28
Solventum Corp *	804	56
SpringWorks Therapeutics Inc *	699	22

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STERIS PLC	449	$109
Stryker Corp	1,789	646
Surgery Partners Inc *	836	27
Syndax Pharmaceuticals Inc *	1,612	31
Tandem Diabetes Care Inc *	581	25
Teleflex Inc	219	54
Tenet Healthcare Corp *	545	91
TG Therapeutics Inc *	1,158	27
Thermo Fisher Scientific Inc	1,914	1,184
TransMedics Group Inc *	170	27
Twist Bioscience Corp *	39	2
Ultragenyx Pharmaceutical Inc *	500	28
United Therapeutics Corp *	218	78
UnitedHealth Group Inc (D)	4,546	2,658
Universal Health Services Inc, Cl B	288	66
Vaxcyte Inc *	425	49
Veeva Systems Inc, Cl A *	743	156
Veracyte Inc *	943	32
Vericel Corp *	522	22
Vertex Pharmaceuticals Inc *	1,288	599
Viatris Inc, Cl W	5,110	59
Viking Therapeutics Inc *	707	45
Waters Corp *	319	115
West Pharmaceutical Services Inc	370	111
Zimmer Biomet Holdings Inc	1,101	119
Zoetis Inc, Cl A	2,256	441

		32,468
Information Technology — 2.0%
ACI Worldwide Inc *	591	30
Adobe Inc *	879	455
Akamai Technologies Inc *	400	40
Amdocs Ltd	208	18
ANSYS Inc *	203	65
AppLovin Corp, Cl A *	651	85
Aspen Technology Inc *	108	26
Atlassian Corp, Cl A *	308	49
Autodesk Inc, Cl A *	417	115
Bentley Systems Inc, Cl B	500	25
Cadence Design Systems Inc *	553	150
Cloudflare Inc, Cl A *	632	51
Cognizant Technology Solutions Corp, Cl A	929	72
CommVault Systems Inc *	227	35
Confluent Inc, Cl A *	600	12
Crowdstrike Holdings Inc, Cl A *	387	109
Datadog Inc, Cl A *	559	64
DocuSign Inc, Cl A *	226	14
Dropbox Inc, Cl A *	1,005	26
Dynatrace Inc *	616	33
Elastic NV *	300	23
EPAM Systems Inc *	131	26
Fair Isaac Corp *	41	80
Fortinet Inc *	1,220	95
Gartner Inc *	156	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gen Digital Inc	1,074	$29
Globant SA *	100	20
GoDaddy Inc, Cl A *	235	37
Guidewire Software Inc, Cl Z *	128	23
HubSpot Inc *	81	43
International Business Machines Corp	1,735	384
Intuit Inc	521	324
Manhattan Associates Inc *	178	50
Microsoft Corp (D)	14,163	6,094
MicroStrategy Inc, Cl A *	340	57
MongoDB Inc, Cl A *	182	49
Nutanix Inc, Cl A *	339	20
Okta Inc, Cl A *	416	31
Oracle Corp, Cl B	3,042	518
Palantir Technologies Inc, Cl A *	3,816	142
Palo Alto Networks Inc *	602	206
Procore Technologies Inc *	508	31
PTC Inc *	238	43
Roper Technologies Inc	182	101
Salesforce Inc	1,753	480
ServiceNow Inc *	389	348
Smartsheet Inc, Cl A *	532	29
Snowflake Inc, Cl A *	698	80
SPS Commerce Inc *	169	33
Synopsys Inc *	309	157
Tenable Holdings Inc *	633	26
Twilio Inc, Cl A *	500	33
Tyler Technologies Inc *	71	41
UiPath Inc, Cl A *	1,200	15
Varonis Systems Inc, Cl B *	517	29
VeriSign Inc *	214	41
Workday Inc, Cl A *	432	106
Zoom Video Communications Inc, Cl A *	390	27
Zscaler Inc *	134	23

		11,447
Real Estate — 2.9%
Acadia Realty Trust ‡	789	19
Agree Realty Corp ‡	1,205	91
Alexander & Baldwin Inc ‡	364	7
Alexandria Real Estate Equities Inc ‡	1,975	235
American Assets Trust Inc ‡	984	26
American Homes 4 Rent, Cl A ‡	3,909	150
American Tower Corp, Cl A ‡	5,064	1,178
Americold Realty Trust Inc ‡	3,020	85
Apartment Investment and Management Co, Cl A *‡	3,000	27
Apple Hospitality REIT Inc ‡	1,927	29
AvalonBay Communities Inc ‡	1,487	335
Brandywine Realty Trust ‡	5,508	30
Brixmor Property Group Inc ‡	2,955	82
Broadstone Net Lease Inc, Cl A ‡	2,601	49
BXP Inc ‡	1,832	147
Camden Property Trust ‡	1,035	128

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CareTrust REIT Inc ‡	1,850	$57
CBRE Group Inc, Cl A *	3,294	410
Centerspace ‡	271	19
Compass Inc, Cl A *	2,642	16
COPT Defense Properties ‡	1,245	38
CoStar Group Inc *	4,445	335
Cousins Properties Inc ‡	2,006	59
Crown Castle Inc ‡	4,711	559
CubeSmart ‡	2,573	139
Cushman & Wakefield PLC *	2,803	38
DiamondRock Hospitality Co ‡	2,869	25
Digital Realty Trust Inc, Cl A ‡	3,473	562
Douglas Emmett Inc ‡	2,051	36
Easterly Government Properties Inc, Cl A ‡	1,801	24
EastGroup Properties Inc ‡	573	107
Elme Communities ‡	477	8
EPR Properties, Cl A ‡	936	46
Equinix Inc ‡	1,029	913
Equity Commonwealth *‡	1,656	33
Equity LifeStyle Properties Inc ‡	2,045	146
Equity Residential ‡	4,118	307
Essential Properties Realty Trust Inc ‡	2,157	74
Essex Property Trust Inc ‡	671	198
Extra Space Storage Inc ‡	2,259	407
Federal Realty Investment Trust ‡	832	96
First Industrial Realty Trust Inc ‡	1,291	72
Four Corners Property Trust Inc ‡	763	22
Gaming and Leisure Properties Inc ‡	2,828	146
Getty Realty Corp ‡	963	31
Global Net Lease Inc ‡	2,522	21
Healthcare Realty Trust Inc, Cl A ‡	3,619	66
Healthpeak Properties Inc ‡	8,026	184
Highwoods Properties Inc ‡	1,522	51
Host Hotels & Resorts Inc ‡	7,028	124
Howard Hughes Holdings Inc *	413	32
Independence Realty Trust Inc ‡	3,070	63
Innovative Industrial Properties Inc, Cl A ‡	353	48
InvenTrust Properties Corp ‡	1,081	31
Invitation Homes Inc ‡	6,942	245
Iron Mountain Inc ‡	3,157	375
JBG SMITH Properties ‡	1,501	26
Jones Lang LaSalle Inc *	488	132
Kennedy-Wilson Holdings Inc	2,200	24
Kilroy Realty Corp ‡	1,574	61
Kimco Realty Corp ‡	7,472	174
Kite Realty Group Trust ‡	2,232	59
Lamar Advertising Co, Cl A ‡	971	130
LTC Properties Inc ‡	365	13
LXP Industrial Trust, Cl B ‡	4,162	42
Macerich Co/The ‡	2,863	52
Marcus & Millichap Inc	934	37
Medical Properties Trust Inc ‡	8,448	49
Mid-America Apartment Communities Inc ‡	1,223	194

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Health Investors Inc ‡	336	$28
National Storage Affiliates Trust ‡	723	35
NETSTREIT Corp ‡	1,678	28
Newmark Group Inc, Cl A	1,019	16
NNN REIT Inc ‡	1,963	95
Omega Healthcare Investors Inc ‡	2,408	98
Opendoor Technologies Inc *	6,500	13
Outfront Media Inc ‡	1,938	36
Park Hotels & Resorts Inc ‡	1,612	23
Pebblebrook Hotel Trust ‡	2,088	28
Phillips Edison & Co Inc ‡	1,658	63
Piedmont Office Realty Trust Inc, Cl A ‡	2,800	28
PotlatchDeltic Corp ‡	1,143	51
Prologis Inc ‡	10,025	1,266
Public Storage ‡	1,715	624
Rayonier Inc ‡	1,323	43
Realty Income Corp ‡	9,348	593
Regency Centers Corp ‡	2,122	153
Retail Opportunity Investments Corp ‡	1,322	21
Rexford Industrial Realty Inc ‡	2,530	127
Ryman Hospitality Properties Inc ‡	752	81
Sabra Health Care REIT Inc ‡	2,235	42
Safehold Inc ‡	1,103	29
SBA Communications Corp, Cl A ‡	1,168	281
Service Properties Trust ‡	3,812	17
Simon Property Group Inc ‡	3,508	593
SITE Centers ‡	567	34
SL Green Realty Corp ‡	768	53
St Joe Co/The	275	16
STAG Industrial Inc ‡	1,977	77
Sun Communities Inc ‡	1,266	171
Sunstone Hotel Investors Inc ‡	1,665	17
Tanger Inc ‡	1,256	42
Terreno Realty Corp ‡	1,221	82
UDR Inc ‡	3,310	150
Urban Edge Properties ‡	1,047	22
Ventas Inc ‡	4,356	279
Veris Residential Inc ‡	1,108	20
VICI Properties Inc, Cl A ‡	11,051	368
Vornado Realty Trust ‡	1,662	65
Welltower Inc ‡	6,420	822
Weyerhaeuser Co ‡	7,892	267
WP Carey Inc ‡	2,490	155
Xenia Hotels & Resorts Inc ‡	1,562	23
Zillow Group Inc, Cl A *	403	25
Zillow Group Inc, Cl C *	1,646	105

		16,979
Utilities — 1.5%
AES Corp/The	4,443	89
ALLETE Inc	292	19
Alliant Energy Corp	1,504	91
Ameren Corp	1,594	139
American Electric Power Co Inc	3,539	363

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American States Water Co	128	$11
American Water Works Co Inc	1,228	180
Atmos Energy Corp	1,047	145
Avangrid Inc	708	25
Avista Corp	222	9
Black Hills Corp, Cl A	352	21
Brookfield Renewable Corp, Cl A	955	31
California Water Service Group, Cl A	357	19
CenterPoint Energy Inc	4,532	133
Chesapeake Utilities Corp	200	25
Clearway Energy Inc, Cl C	983	30
CMS Energy Corp	2,038	144
Consolidated Edison Inc	2,258	235
Constellation Energy Corp	2,105	547
Dominion Energy Inc	5,623	325
DTE Energy Co	1,288	165
Duke Energy Corp	4,959	572
Edison International	2,365	206
Entergy Corp	1,425	188
Essential Utilities Inc	1,820	70
Evergy Inc	1,353	84
Eversource Energy	2,356	160
Exelon Corp	6,698	272
FirstEnergy Corp	3,669	163
Hawaiian Electric Industries Inc	1,410	14
IDACORP Inc, Cl A	442	46
MGE Energy Inc	134	12
National Fuel Gas Co	439	27
New Jersey Resources Corp	445	21
NextEra Energy Inc	13,364	1,130
NiSource Inc	2,636	91
Northwestern Energy Group	312	18
NRG Energy Inc	1,543	141
OGE Energy Corp	1,237	51
ONE Gas Inc	343	25
Ormat Technologies Inc	400	31
Otter Tail Corp	200	16
PG&E Corp	13,724	271
Pinnacle West Capital Corp	659	58
Portland General Electric Co	857	41
PPL Corp	4,683	155
Public Service Enterprise Group Inc	3,340	298
Sempra	4,245	355
Southern Co/The	7,062	637
Southwest Gas Holdings Inc	387	29
Spire Inc	419	28
TXNM Energy	791	35
UGI Corp	1,840	46
Vistra Corp	2,172	257
WEC Energy Group Inc	2,018	194

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc		3,510	$229

			8,717
Total Common Stock
(Cost $76,744) ($ Thousands)			164,624
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 9.0%
Communication Services — 0.5%
Altice France
3.375%, 01/15/2028	EUR	117	92
AT&T
4.500%, 05/15/2035		$106	103
Charter Communications Operating
2.250%, 01/15/2029		166	148
Cox Communications
5.700%, 06/15/2033 (E)		127	131
DISH DBS
5.250%, 12/01/2026 (E)		715	661
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (E)		413	391
Prosus
3.680%, 01/21/2030		343	323
Prosus MTN
3.061%, 07/13/2031		746	658
Tencent Holdings MTN
3.240%, 06/03/2050 (E)		439	322
Time Warner Cable
4.500%, 09/15/2042		330	253

			3,082

Consumer Discretionary — 0.8%
Caesars Entertainment
7.000%, 02/15/2030 (E)		220	230
DR Horton
5.000%, 10/15/2034		267	271
Ford Motor
3.250%, 02/12/2032		434	370
Ford Motor Credit
7.350%, 11/04/2027		204	217
General Motors Financial
5.750%, 02/08/2031		478	494
Harley-Davidson Financial Services
3.050%, 02/14/2027 (E)		700	672
Hilton Domestic Operating
5.875%, 04/01/2029 (E)		378	387
Hyundai Capital America
6.100%, 09/21/2028 (E)		223	235
5.275%, 06/24/2027 (E)		84	86
5.250%, 01/08/2027 (E)		127	129
LKQ
6.250%, 06/15/2033		114	121

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marriott International
5.750%, 05/01/2025		$68	$68
5.300%, 05/15/2034		140	144
4.900%, 04/15/2029		309	316
MDC Holdings
6.000%, 01/15/2043		389	414
Wynn Macau
5.625%, 08/26/2028 (E)		348	338

			4,492

Consumer Staples — 0.8%
Altria Group
3.400%, 05/06/2030		745	704
APCOA Holdings GmbH
4.625%, 01/15/2027	EUR	237	264
Cargill
5.125%, 10/11/2032 (E)		$239	248
Cencosud
5.950%, 05/28/2031 (E)		200	209
ERAC USA Finance
4.600%, 05/01/2028 (E)		278	281
General Mills
4.700%, 01/30/2027		134	136
Imperial Brands Finance MTN
5.875%, 07/01/2034 (E)		446	464
JBS USA LUX
6.750%, 03/15/2034 (E)		266	295
Philip Morris International
5.625%, 11/17/2029		110	117
5.375%, 02/15/2033		549	574
4.875%, 02/13/2026		582	588
Pilgrim's Pride
6.875%, 05/15/2034		335	372
Tyson Foods
5.700%, 03/15/2034		129	136
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)		660	–

			4,388

Energy — 0.9%
Continental Resources
2.268%, 11/15/2026 (E)		1,050	995
Devon Energy
5.200%, 09/15/2034		440	438
Diamondback Energy
3.500%, 12/01/2029		68	65
Ecopetrol
8.625%, 01/19/2029		512	552
Energy Transfer
5.600%, 09/01/2034		450	468
Occidental Petroleum
6.625%, 09/01/2030		133	144
5.375%, 01/01/2032		147	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 08/01/2029	$140	$142
Oleoducto Central
4.000%, 07/14/2027 (E)	221	212
ONEOK
6.050%, 09/01/2033	203	217
ONEOK Partners
6.125%, 02/01/2041	63	66
Ovintiv
6.500%, 02/01/2038	49	53
6.250%, 07/15/2033	107	113
Plains All American Pipeline
5.700%, 09/15/2034	447	464
Var Energi
8.000%, 11/15/2032 (E)	403	467
7.500%, 01/15/2028 (E)	314	336
Williams
4.800%, 11/15/2029	200	203

		5,084

Financials — 3.8%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (E)	269	268
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	259	274
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (C)	474	483
Athene Global Funding
5.620%, 05/08/2026 (E)	183	186
5.583%, 01/09/2029 (E)	21	22
5.526%, 07/11/2031 (E)	10	10
2.717%, 01/07/2029 (E)	59	54
2.550%, 11/19/2030 (E)	36	32
1.985%, 08/19/2028 (E)	155	141
Aviation Capital Group
5.500%, 12/15/2024 (E)	352	352
4.875%, 10/01/2025 (E)	182	182
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	110	106
1.950%, 01/30/2026 (E)	480	462
1.950%, 09/20/2026 (E)	153	145
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (C)	200	229
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (C)(E)	755	737
Banco Santander
9.625%, H15T5Y + 5.298%(C)(G)	200	235
6.921%, 08/08/2033	400	443

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
2.687%, SOFRRATE + 1.320%, 04/22/2032 (C)	$259	$231
Bank of Ireland Group
5.601%, SOFRRATE + 1.620%, 03/20/2030 (C)(E)	212	220
Barclays
5.674%, SOFRRATE + 1.490%, 03/12/2028 (C)	216	222
5.335%, SOFRRATE + 1.910%, 09/10/2035 (C)	213	215
Block
6.500%, 05/15/2032 (E)	242	252
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/2030 (C)(E)	474	491
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (C)(E)	483	508
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(E)	343	357
6.037%, SOFRRATE + 2.260%, 06/15/2035 (C)(E)	200	212
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)	486	525
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(G)	756	725
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)	16	17
4.542%, SOFRRATE + 1.338%, 09/19/2030 (C)	439	440
4.000%, H15T5Y + 3.597%(C)(G)	359	351
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (C)(E)	324	346
Danske Bank
4.613%, H15T5Y + 1.100%, 10/02/2030 (C)(E)	217	217
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (C)	177	184
3.961%, SOFRRATE + 2.581%, 11/26/2025 (C)	315	314
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)	347	336
Discover Bank
5.974%, USISOA05 + 1.730%, 08/09/2028 (C)	475	490
Goldman Sachs Group
8.238%, TSFR3M + 3.136%(C)(G)	122	122
4.125%, H15T5Y + 2.949%(C)(G)	328	314

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.650%, SOFRRATE + 1.264%, 10/21/2032 (C)		$38	$34
2.615%, SOFRRATE + 1.281%, 04/22/2032 (C)		542	479
HSBC Holdings
5.597%, SOFRRATE + 1.060%, 05/17/2028 (C)		453	466
Intesa Sanpaolo
7.200%, 11/28/2033 (E)		327	373
JPMorgan Chase
2.963%, SOFRRATE + 1.260%, 01/25/2033 (C)		769	692
Lloyds Banking Group
7.500%, USISDA05 + 4.496%(C)(G)		735	742
5.462%, H15T1Y + 1.375%, 01/05/2028 (C)		324	331
4.976%, H15T1Y + 2.300%, 08/11/2033 (C)		404	408
Mastercard
4.550%, 01/15/2035		315	316
Moody's
5.000%, 08/05/2034		231	237
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	480	509
Morgan Stanley MTN
2.239%, SOFRRATE + 1.178%, 07/21/2032 (C)		$3	3
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(E)		319	308
NatWest Group
8.125%, H15T5Y + 3.752%(C)(G)		212	231
3.032%, H15T5Y + 2.350%, 11/28/2035 (C)		208	185
PNC Financial Services Group
8.317%, TSFR3M + 3.302%(C)(G)		174	175
Principal Life Global Funding II
5.100%, 01/25/2029 (E)		311	320
S&P Global
4.250%, 05/01/2029		166	167
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (C)(E)		282	286
Standard Chartered
3.971%, H15T1Y + 1.650%, 03/30/2026 (C)(E)		239	237
Sumitomo Mitsui Financial Group
5.316%, 07/09/2029		232	241
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (E)		203	204
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)		800	733

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		$200	$203
Swiss RE Subordinated Finance
5.698%, TSFR3M + 1.813%, 04/05/2035 (C)(E)		200	207
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (C)		153	154
Trust Fibra Uno
5.250%, 01/30/2026		462	462
UBS Group
9.250%, H15T5Y + 4.758%(C)(E)(G)		301	355
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(E)		519	507
Wells Fargo
3.900%, H15T5Y + 3.453%(C)(G)		327	318
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)		754	689

			22,028

Health Care — 0.2%
CVS Health
5.700%, 06/01/2034		324	338
Organon & Co
2.875%, 04/30/2028	EUR	200	214
Roche Holdings
4.203%, 09/09/2029 (E)		$440	442

			994

Industrials — 0.8%
Boeing
6.528%, 05/01/2034 (E)		160	172
6.298%, 05/01/2029 (E)		120	126
5.150%, 05/01/2030		56	56
3.625%, 02/01/2031		61	56
3.250%, 02/01/2028		62	59
Caterpillar Financial Services
4.450%, 10/16/2026		441	446
Delta Air Lines
4.750%, 10/20/2028 (E)		475	475
4.500%, 10/20/2025 (E)		170	169
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	683
ENA Master Trust
4.000%, 05/19/2048 (E)		272	206
Flowserve
2.800%, 01/15/2032		246	213
Honeywell International
4.125%, 11/02/2034	EUR	810	955

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lima Metro Line 2 Finance
5.875%, 07/05/2034	$190	$193
4.350%, 04/05/2036 (E)	188	176
Regal Rexnord
6.050%, 02/15/2026	789	801
Westinghouse Air Brake Technologies
3.200%, 06/15/2025	141	139

		4,925

Information Technology — 0.3%
Broadcom
5.050%, 07/12/2027	170	174
4.926%, 05/15/2037 (E)	402	401
4.150%, 02/15/2028	110	110
Hewlett Packard Enterprise
4.400%, 09/25/2027	179	179
NXP BV
5.550%, 12/01/2028	317	329
TSMC Arizona
3.875%, 04/22/2027	406	404

		1,597

Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (E)	243	244
Glencore Funding
6.500%, 10/06/2033 (E)	56	62
5.338%, 04/04/2027 (E)	402	411
Volcan Cia Minera SAA
8.750%, 01/24/2030 (E)	81	70

		787

Real Estate — 0.1%
American Tower
5.200%, 02/15/2029	212	219
3.650%, 03/15/2027	130	128

		347

Utilities — 0.7%
Aegea Finance Sarl
6.750%, 05/20/2029	223	226
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	293	266
Alexander Funding Trust II
7.467%, 07/31/2028 (E)	104	112
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (C)	275	293
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)	268	260
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	326

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Electricite de France
9.125%, H15T5Y + 5.411%(C)(E)(G)	$238	$271
Enel Finance International
5.500%, 06/26/2034 (E)	446	463
Engie Energia Chile
6.375%, 04/17/2034 (E)	200	213
3.400%, 01/28/2030	390	358
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (E)	244	254
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/2054 (C)	52	55
Niagara Mohawk Power
5.290%, 01/17/2034 (E)	146	149
NRG Energy
7.000%, 03/15/2033 (E)	421	468
Pacific Gas and Electric
5.550%, 05/15/2029	73	76
Terraform Global Operating
6.125%, 03/01/2026 (E)	74	74
Vistra
7.000%, H15T5Y + 5.740%(C)(E)(G)	286	292
Vistra Operations
6.950%, 10/15/2033 (E)	199	224

		4,380

Total Corporate Obligations
(Cost $51,668) ($ Thousands)		52,104

MORTGAGE-BACKED SECURITIES — 4.4%
Agency Mortgage-Backed Obligations — 2.6%
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.930%, SOFR30A + 1.650%, 12/25/2041(C)(E)	319	322
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.180%, SOFR30A + 1.900%, 12/25/2041(C)(E)	1,023	1,036
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.780%, SOFR30A + 3.500%, 03/25/2042(C)(E)	838	880
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.380%, SOFR30A + 3.100%, 03/25/2042(C)(E)	211	220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.580%, SOFR30A + 2.300%, 01/25/2043(C)(E)	$346	$352
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.563%, SOFR30A + 2.300%, 05/25/2043(C)(E)	654	670
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.163%, SOFR30A + 1.900%, 06/25/2043(C)(E)	575	579
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.694%, 06/15/2047(C)	906	130
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.705%, 06/25/2050(C)	1,780	209
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.280%, SOFR30A + 2.000%, 01/25/2051(C)(E)	64	63
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.363%, SOFR30A + 2.100%, 04/25/2043(C)(E)	307	311
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.930%, SOFR30A + 1.650%, 01/25/2034(C)(E)	143	143
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.780%, SOFR30A + 1.500%, 10/25/2041(C)(E)	1,079	1,085
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.080%, SOFR30A + 1.800%, 11/25/2041(C)(E)	1,042	1,053
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.630%, SOFR30A + 2.350%, 12/25/2041(C)(E)	668	677
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.130%, SOFR30A + 1.850%, 01/25/2042(C)(E)	542	550
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.280%, SOFR30A + 1.000%, 01/25/2042(C)(E)	314	313
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.480%, SOFR30A + 2.200%, 05/25/2042(C)(E)	404	410

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.230%, SOFR30A + 2.950%, 06/25/2042(C)(E)	$503	$518
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.780%, SOFR30A + 2.500%, 03/25/2052(C)(E)	660	671
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.363%, SOFR30A + 2.100%, 03/25/2043(C)(E)	392	397
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.280%, SOFR30A + 2.000%, 05/25/2043(C)(E)	578	582
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
6.480%, SOFR30A + 1.200%, 08/25/2044(C)(E)	705	705
FNMA
3.000%, 02/01/2052	2,015	1,828
FNMA CMO, Ser 2014-78, Cl SE, IO
0.705%, 12/25/2044(C)	670	94
FNMA CMO, Ser 2016-77, Cl DS, IO
0.605%, 10/25/2046(C)	672	93
FNMA CMO, Ser 2017-62, Cl AS, IO
0.755%, 08/25/2047(C)	749	111
FNMA CMO, Ser 2017-97, Cl LS, IO
0.805%, 12/25/2047(C)	1,044	176
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.095%, SOFR30A + 5.814%, 04/25/2028(C)	74	77
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
8.245%, SOFR30A + 2.964%, 11/25/2029(C)	336	346
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.280%, SOFR30A + 2.000%, 11/25/2041(C)(E)	469	471
GNMA CMO, Ser 2017-122, Cl SA, IO
1.125%, 08/20/2047(C)	555	86
GNMA CMO, Ser 2017-134, Cl SE, IO
1.125%, 09/20/2047(C)	465	61

		15,219
Non-Agency Mortgage-Backed Obligations — 1.8%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	40	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	$224	$121
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	89	62
AREIT Trust, Ser 2022-CRE6, Cl A
6.591%, SOFR30A + 1.250%, 01/20/2037(C)(E)	1,059	1,056
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(C)(E)	365	302
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.144%, TSFR1M + 1.047%, 11/15/2033(C)(E)	1,610	1,608
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.352%, TSFR1M + 2.254%, 10/15/2037(C)(E)	779	778
BFLD Trust, Ser 2021-FPM, Cl A
6.812%, TSFR1M + 1.714%, 06/15/2038(C)(E)	1,189	1,186
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.293%, TSFR1M + 2.196%, 04/15/2034(C)(E)	656	640
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.043%, TSFR1M + 1.946%, 04/15/2034(C)(E)	162	160
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	89	41
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	117	51
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	26
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(C)(E)	535	504
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.349%, TSFR1M + 0.494%, 12/25/2036(C)	312	102
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.297%, 08/10/2044(C)(E)	13	6
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25
2.435%, 08/17/2026	769	754
1.433%, 08/17/2026	287	281

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.469%, TSFR1M + 0.614%, 03/25/2035(C)	$44	$34
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.539%, 09/15/2047(C)	1,859	–
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
7.069%, TSFR1M + 2.214%, 04/25/2047(C)(E)	81	82
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	125	41
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(E)	155	152
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.676%, TSFR1M + 1.579%, 07/15/2036(C)(E)	266	239
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	770	793
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.062%, SOFR30A + 3.814%, 11/27/2031(C)(E)	26	27
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.712%, SOFR30A + 3.464%, 02/25/2025(C)(E)	92	92
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.538%, 11/15/2049(C)	925	857
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.895%, SOFR30A + 5.614%, 11/25/2025(C)(E)	29	30
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.645%, SOFR30A + 5.364%, 11/25/2025(C)(E)	127	132

		10,210
Total Mortgage-Backed Securities
(Cost $26,496) ($ Thousands)		25,429

ASSET-BACKED SECURITIES — 4.1%
Automotive — 1.8%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(E)	251	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(E)	$897	$901
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	215	215
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	554	564
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	424	435
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	57	55
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	136	132
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	414
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	626	626
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(E)	342	340
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	40	39
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	234	238
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(E)	250	250
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	605	577
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(E)	550	552
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	620	608
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(E)	196	196
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	740	754
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(E)	315	322
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	636	619

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(E)	$256	$256
Research-Driven Pagaya Motor Trust, Ser 2024-1A, Cl A
7.090%, 06/25/2032(E)	272	275
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(E)	149	149
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(E)	80	80
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(E)	213	214
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	574	575
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(E)	253	256
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(E)	266	269
United Auto Credit Securitization Trust, Ser 2024-1, Cl A
6.170%, 08/10/2026(E)	76	76
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(E)	117	117
		10,356

Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(E)	473	481

Other Asset-Backed Securities — 2.2%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	819	750
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	13	13
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(E)	5	5
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(E)	288	289
AGL CLO 12, Ser 2021-12A, Cl A1
6.704%, TSFR3M + 1.422%, 07/20/2034(C)(E)	970	971

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	$167	$168
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(E)	120	118
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.744%, TSFR3M + 1.462%, 07/20/2034(C)(E)	589	590
Bellemeade Re, Ser 2022-2, Cl M1A
9.280%, SOFR30A + 4.000%, 09/27/2032(C)(E)	846	862
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	179	169
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	181	165
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	655	659
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	839	783
Eagle RE, Ser 2023-1, Cl M1A
7.280%, SOFR30A + 2.000%, 09/26/2033(C)(E)	511	514
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	233	212
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.614%, TSFR3M + 1.332%, 04/20/2034(C)(E)	651	651
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	376	370
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	262	246
HFX, Ser 2017-1A
3.622%, 03/15/2035	340	338
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.666%, TSFR3M + 1.382%, 07/25/2034(C)(E)	1,127	1,128
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(E)	202	203
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	178	169
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	150	140
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
6.648%, TSFR3M + 1.362%, 07/16/2035(C)(E)	1,141	1,142
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.677%, TSFR3M + 1.392%, 07/17/2035(C)(E)	690	691

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(E)	$141	$142
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(E)	334	338
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(E)	738	738
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(E)	320	323
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	312	291
		13,178

Total Asset-Backed Securities
(Cost $24,286) ($ Thousands)		24,015

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB^
5.090%, SOFRRATE + 0.170%, 01/23/2025(C)	2,100	2,101
FHLB^
5.080%, SOFRRATE + 0.160%, 07/10/2025(C)	800	801
5.060%, SOFRRATE + 0.140%, 04/21/2025(C)	1,000	1,001
4.930%, SOFRRATE + 0.010%, 11/25/2024(C)	600	600
0.620%, 02/26/2026	200	191
FHLMC^
5.150%, 01/27/2026	1,200	1,199
4.200%, 08/28/2025	700	699
FNMA^
5.060%, 02/07/2025	700	700
0.625%, 04/22/2025	1,300	1,274
0.500%, 06/17/2025	1,500	1,461

Total U.S. Government Agency Obligations
(Cost $10,099) ($ Thousands)		10,027

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	225	186
Dominican Republic International Bond
4.875%, 09/23/2032(E)	416	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Magyar Export-Import Bank ZRT
6.125%, 12/04/2027(E)	$753	$774

Total Sovereign Debt
(Cost $1,391) ($ Thousands)		1,355

	Shares
FOREIGN COMMON STOCK — 0.2%

Belgium — 0.0%
Communication Services — 0.0%
Liberty Global Ltd, Cl A *	2,308	49

Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	1,836	67

Canada — 0.0%
Energy — 0.0%
Encore Energy *	6,032	25
Teekay Tankers Ltd, Cl A	348	20

		45

Utilities — 0.0%
Brookfield Infrastructure Corp, Cl A	1,090	47

		92

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	9,707	39

Ireland — 0.1%
Energy — 0.0%
Ardmore Shipping Corp	1,400	25

Information Technology — 0.1%
Accenture PLC, Cl A	1,204	426

		451

Mexico — 0.0%
Energy — 0.0%
Borr Drilling Ltd	3,781	21

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Monaco — 0.0%
Energy — 0.0%
Scorpio Tankers Inc	858	$61

Norway — 0.0%
Energy — 0.0%
FLEX LNG	616	16
Seadrill *	1,495	59
SFL Corp Ltd, Cl B	3,000	35

		110

Puerto Rico — 0.0%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl C *	2,200	21

United Kingdom — 0.1%
Communication Services — 0.0%
Liberty Global PLC *	2,394	52

Energy — 0.1%
TechnipFMC PLC	9,286	243

Total Foreign Common Stock
(Cost $693) ($ Thousands)		1,206
	Number of Rights
RIGHTS — 0.0%
Novartis AG *‡‡	800	–
Abiomed Inc *‡‡	408	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 110.3%
(Cost $549,887) ($ Thousands)		$640,316

	Shares
COMMON STOCK SOLD SHORT— (13.3)%
Communication Services — (0.6)%
Cable One Inc	(61)	(21)
Charter Communications Inc, Cl A *	(877)	(284)
Comcast Corp, Cl A	(37,038)	(1,547)
EchoStar Corp, Cl A *	(1,638)	(41)
Fox Corp, Cl A	(1,995)	(85)
Fox Corp, Cl B	(1,400)	(54)
Interpublic Group of Cos Inc/The	(3,684)	(117)
John Wiley & Sons Inc, Cl A	(523)	(25)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Liberty Broadband Corp, Cl C *	(1,118)	$(87)
Magnite *	(2,080)	(29)
New York Times Co/The, Cl A	(1,629)	(91)
News Corp, Cl A	(3,506)	(93)
News Corp, Cl B	(742)	(21)
Nexstar Media Group Inc, Cl A	(318)	(53)
Omnicom Group Inc	(1,828)	(189)
Paramount Global, Cl B	(5,214)	(55)
Sirius XM Holdings Inc	(2,172)	(51)
TEGNA Inc	(2,300)	(36)
Trade Desk Inc/The, Cl A *	(4,253)	(466)

		(3,345)

Consumer Discretionary — (8.9)%
Abercrombie & Fitch Co, Cl A *	(400)	(56)
Academy Sports & Outdoors Inc	(520)	(30)
Acushnet Holdings Corp	(537)	(34)
Adient PLC *	(3,503)	(79)
ADT Inc	(4,200)	(30)
Adtalem Global Education Inc *	(600)	(45)
Advance Auto Parts Inc	(596)	(23)
Airbnb Inc, Cl A *	(4,667)	(592)
Amazon.com Inc, Cl A *	(23,247)	(4,332)
American Axle & Manufacturing Holdings Inc *	(5,130)	(32)
American Eagle Outfitters Inc	(1,700)	(38)
Aptiv PLC *	(10,963)	(789)
Aramark	(2,739)	(106)
Asbury Automotive Group Inc *	(191)	(46)
AutoNation Inc *	(226)	(40)
AutoZone Inc *	(117)	(369)
Bath & Body Works Inc	(1,761)	(56)
Beazer Homes USA Inc, Cl A *	(400)	(14)
Best Buy Co Inc	(1,531)	(158)
Bloomin' Brands Inc	(799)	(13)
Booking Holdings Inc	(366)	(1,542)
Boot Barn Holdings Inc *	(210)	(35)
BorgWarner Inc	(9,500)	(345)
Boyd Gaming Corp	(695)	(45)
Bright Horizons Family Solutions Inc *	(658)	(92)
Brinker International Inc *	(600)	(46)
Brunswick Corp/DE	(1,536)	(129)
Burlington Stores Inc *	(471)	(124)
Caesars Entertainment Inc *	(2,239)	(93)
Capri Holdings Ltd *	(2,583)	(110)
CarMax Inc *	(1,221)	(94)
Carnival Corp *	(10,794)	(199)
Carter's Inc	(900)	(58)
Carvana Co, Cl A *	(670)	(117)
Cava Group Inc *	(877)	(109)
Cavco Industries Inc *	(168)	(72)
Century Communities Inc	(628)	(65)
Champion Homes *	(1,003)	(95)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Cheesecake Factory Inc/The	(762)	$(31)
Chipotle Mexican Grill Inc, Cl A *	(14,666)	(845)
Choice Hotels International Inc	(282)	(37)
Churchill Downs Inc	(847)	(115)
Columbia Sportswear Co	(804)	(67)
Cracker Barrel Old Country Store Inc	(450)	(20)
Crocs Inc *	(1,303)	(189)
Dana Inc	(5,131)	(54)
Darden Restaurants Inc	(1,209)	(198)
Dave & Buster's Entertainment Inc *	(346)	(12)
Deckers Outdoor Corp *	(3,360)	(536)
Dick's Sporting Goods Inc	(386)	(81)
Domino's Pizza Inc	(406)	(175)
DoorDash Inc, Cl A *	(3,727)	(532)
Dorman Products Inc *	(984)	(111)
DR Horton Inc	(6,310)	(1,204)
DraftKings Inc, Cl A *	(4,702)	(184)
Dream Finders Homes, Cl A *	(738)	(27)
Duolingo Inc, Cl A *	(454)	(128)
Dutch Bros Inc, Cl A *	(746)	(24)
eBay Inc	(3,660)	(238)
Ethan Allen Interiors Inc	(700)	(22)
Etsy Inc *	(760)	(42)
Everi Holdings Inc *	(1,600)	(21)
Expedia Group Inc *	(1,342)	(199)
Figs Inc, Cl A *	(2,600)	(18)
Five Below Inc *	(467)	(41)
Floor & Decor Holdings Inc, Cl A *	(799)	(99)
Foot Locker Inc, Cl A	(732)	(19)
Ford Motor Co	(159,651)	(1,686)
Fox Factory Holding Corp *	(1,582)	(66)
Frontdoor Inc *	(957)	(46)
GameStop Corp, Cl A *	(1,374)	(32)
Gap Inc/The	(1,700)	(37)
Garmin Ltd	(3,257)	(573)
General Motors Co	(46,200)	(2,072)
Gentex Corp	(9,602)	(285)
Gentherm Inc *	(1,394)	(65)
Genuine Parts Co	(970)	(135)
G-III Apparel Group Ltd *	(576)	(18)
Goodyear Tire & Rubber Co/The *	(10,657)	(94)
Graham Holdings Co, Cl B	(54)	(44)
Grand Canyon Education Inc *	(361)	(51)
Green Brick Partners Inc *	(800)	(67)
Group 1 Automotive Inc	(68)	(26)
H&R Block Inc	(1,716)	(109)
Hanesbrands Inc *	(9,071)	(67)
Harley-Davidson Inc, Cl A	(4,860)	(187)
Hasbro Inc	(2,842)	(206)
Helen of Troy Ltd *	(624)	(39)
Hilton Grand Vacations Inc *	(754)	(27)
Hilton Worldwide Holdings Inc	(2,639)	(608)
Home Depot Inc/The	(6,783)	(2,748)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Hovnanian Enterprises Inc, Cl A *	(165)	$(34)
Hyatt Hotels Corp, Cl A	(565)	(86)
Installed Building Products Inc	(521)	(128)
International Game Technology PLC	(1,133)	(24)
KB Home	(1,461)	(125)
Kohl's Corp	(989)	(21)
Kontoor Brands Inc	(1,245)	(102)
Las Vegas Sands Corp	(3,648)	(184)
Laureate Education Inc, Cl A	(1,900)	(32)
La-Z-Boy Inc, Cl Z	(481)	(21)
LCI Industries	(1,008)	(122)
Lear Corp	(2,413)	(263)
Leggett & Platt Inc	(2,775)	(38)
Lennar Corp, Cl A	(5,089)	(954)
Lennar Corp, Cl B	(236)	(41)
LGI Homes Inc *	(526)	(62)
Life Time Group Holdings Inc *	(1,074)	(26)
Light & Wonder Inc, Cl A *	(910)	(83)
Lithia Motors Inc, Cl A	(206)	(65)
LKQ Corp	(1,961)	(78)
Lowe's Cos Inc	(3,915)	(1,060)
Lucid Group Inc *	(27,574)	(97)
Lululemon Athletica Inc *	(2,622)	(711)
Luminar Technologies, Cl A *	(13,917)	(13)
M/I Homes Inc *	(588)	(101)
Macy's Inc	(1,709)	(27)
Malibu Boats Inc, Cl A *	(590)	(23)
Marriott International Inc/MD, Cl A	(2,524)	(627)
Marriott Vacations Worldwide Corp	(521)	(38)
Mattel Inc *	(7,506)	(143)
McDonald's Corp	(7,744)	(2,358)
Meritage Homes Corp	(758)	(155)
MGM Resorts International *	(3,032)	(119)
Modine Manufacturing Co *	(2,005)	(266)
Mohawk Industries Inc *	(1,142)	(184)
Murphy USA Inc	(139)	(69)
Newell Brands Inc, Cl B	(9,753)	(75)
NIKE Inc, Cl B	(25,757)	(2,277)
Nordstrom Inc	(1,227)	(28)
Norwegian Cruise Line Holdings Ltd *	(4,842)	(99)
NVR Inc *	(64)	(628)
Ollie's Bargain Outlet Holdings Inc *	(333)	(32)
O'Reilly Automotive Inc *	(401)	(462)
Oxford Industries Inc, Cl A	(326)	(28)
Papa John's International Inc, Cl A	(358)	(19)
Patrick Industries Inc	(888)	(126)
Peloton Interactive Inc, Cl A *	(7,260)	(34)
Penn Entertainment Inc *	(1,527)	(29)
Penske Automotive Group Inc, Cl A	(200)	(32)
Perdoceo Education Corp	(1,300)	(29)
Phinia Inc	(1,753)	(81)
Planet Fitness Inc, Cl A *	(1,079)	(88)
Polaris Inc	(970)	(81)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Pool Corp	(284)	$(107)
PulteGroup Inc	(4,583)	(658)
PVH Corp	(1,325)	(134)
QuantumScape Corp, Cl A *	(12,919)	(74)
Ralph Lauren Corp, Cl A	(882)	(171)
Red Rock Resorts Inc, Cl A	(435)	(24)
RH *	(131)	(44)
Rivian Automotive Inc, Cl A *	(33,923)	(381)
Ross Stores Inc	(2,193)	(330)
Royal Caribbean Cruises Ltd	(2,570)	(456)
Service Corp International/US	(1,684)	(133)
Shake Shack Inc, Cl A *	(446)	(46)
SharkNinja Inc	(1,450)	(158)
Signet Jewelers Ltd	(409)	(42)
Six Flags Entertainment	(464)	(19)
Skechers USA Inc, Cl A *	(2,960)	(198)
Smith & Wesson Brands Inc	(1,500)	(19)
Sonos Inc *	(3,329)	(41)
Standard Motor Products Inc	(716)	(24)
Starbucks Corp	(12,176)	(1,187)
Steven Madden Ltd	(1,682)	(82)
Stoneridge Inc *	(1,000)	(11)
Strategic Education Inc	(150)	(14)
Stride Inc *	(600)	(51)
Sturm Ruger & Co Inc	(600)	(25)
Sweetgreen Inc, Cl A *	(1,087)	(39)
Tapestry Inc	(5,017)	(236)
Taylor Morrison Home Corp, Cl A *	(2,258)	(159)
Tempur Sealy International Inc	(3,624)	(198)
Tesla Inc *	(19,346)	(5,061)
Texas Roadhouse Inc, Cl A	(691)	(122)
Thor Industries Inc	(2,173)	(239)
TJX Cos Inc/The	(7,748)	(911)
Toll Brothers Inc	(2,272)	(351)
TopBuild Corp *	(679)	(276)
Topgolf Callaway Brands Corp *	(3,851)	(42)
Tractor Supply Co	(726)	(211)
Travel + Leisure Co	(741)	(34)
Tri Pointe Homes Inc *	(1,532)	(69)
Ulta Beauty Inc *	(327)	(127)
Under Armour Inc, Cl A *	(5,429)	(48)
Under Armour Inc, Cl C *	(5,319)	(44)
United Parks & Resorts *	(580)	(29)
Urban Outfitters Inc *	(300)	(11)
Vail Resorts Inc	(481)	(84)
Valvoline Inc *	(673)	(28)
VF Corp	(7,923)	(158)
Victoria's Secret & Co *	(1,077)	(28)
Vista Outdoor Inc *	(1,476)	(58)
Visteon Corp *	(1,233)	(117)
Vizio Holding, Cl A *	(2,471)	(28)
Wayfair Inc, Cl A *	(700)	(39)
Wendy's Co/The	(2,615)	(46)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Whirlpool Corp	(1,003)	$(107)
Williams-Sonoma Inc	(957)	(148)
Wingstop Inc, Cl A	(295)	(123)
Winnebago Industries Inc	(1,063)	(62)
Wolverine World Wide Inc	(1,809)	(32)
Worthington Industries Inc	(789)	(33)
Wyndham Hotels & Resorts Inc	(894)	(70)
Wynn Resorts Ltd	(1,132)	(109)
XPEL Inc *	(815)	(35)
YETI Holdings Inc *	(1,893)	(78)
Yum! Brands Inc	(2,948)	(412)

		(51,868)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(2,406)	(395)
Amphenol Corp, Cl A	(2,117)	(138)
Analog Devices Inc	(755)	(174)
Apple Inc	(18,121)	(4,222)
Applied Materials Inc	(1,033)	(209)
Arista Networks Inc *	(353)	(135)
Arrow Electronics Inc, Cl A *	(113)	(15)
Badger Meter Inc	(122)	(27)
Broadcom Inc	(6,580)	(1,135)
CDW Corp/DE	(253)	(57)
Ciena Corp *	(300)	(18)
Cisco Systems Inc	(5,887)	(313)
Coherent Corp *	(324)	(29)
Corning Inc, Cl B	(912)	(41)
Dell Technologies Inc, Cl C	(363)	(43)
Enphase Energy Inc *	(105)	(12)
Entegris Inc	(238)	(27)
First Solar Inc *	(210)	(52)
Hewlett Packard Enterprise Co	(1,755)	(36)
HP Inc	(1,610)	(58)
Intel Corp	(6,385)	(150)
Juniper Networks Inc	(650)	(25)
Keysight Technologies Inc *	(350)	(56)
KLA Corp	(166)	(129)
Lam Research Corp	(231)	(188)
Lattice Semiconductor Corp *	(266)	(14)
Marvell Technology Inc	(1,459)	(105)
Microchip Technology Inc	(764)	(61)
Micron Technology Inc	(1,725)	(179)
MKS Instruments Inc	(212)	(23)
Monolithic Power Systems Inc	(62)	(57)
Motorola Solutions Inc	(247)	(111)
NetApp Inc	(420)	(52)
Novanta Inc *	(100)	(18)
NVIDIA Corp	(34,606)	(4,203)
ON Semiconductor Corp *	(630)	(46)
Onto Innovation Inc *	(141)	(29)
Pure Storage Inc, Cl A *	(330)	(17)
QUALCOMM Inc	(1,612)	(274)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Rambus Inc *	(300)	$(13)
Skyworks Solutions Inc	(231)	(23)
Super Micro Computer Inc *	(65)	(27)
TD SYNNEX Corp	(208)	(25)
Teledyne Technologies Inc *	(41)	(18)
Teradyne Inc	(286)	(38)
Texas Instruments Inc	(1,276)	(264)
Trimble Inc *	(391)	(24)
Western Digital Corp *	(448)	(31)
Zebra Technologies Corp, Cl A *	(109)	(40)

		(13,376)

Materials — (1.5)%
Air Products and Chemicals Inc	(1,265)	(377)
Albemarle Corp	(705)	(67)
Alcoa Corp	(1,325)	(51)
Alpha Metallurgical Resources Inc	(114)	(27)
Amcor PLC	(9,171)	(104)
AptarGroup Inc	(357)	(57)
Arch Resources Inc	(157)	(22)
Ashland Inc	(400)	(35)
ATI Inc *	(664)	(44)
Avery Dennison Corp	(466)	(103)
Avient Corp	(346)	(17)
Axalta Coating Systems Ltd *	(1,579)	(57)
Balchem Corp	(157)	(28)
Ball Corp	(2,054)	(139)
Berry Global Group Inc	(557)	(38)
Cabot Corp	(249)	(28)
Carpenter Technology Corp	(268)	(43)
Celanese Corp, Cl A	(724)	(98)
CF Industries Holdings Inc	(1,111)	(95)
Chemours Co/The	(712)	(14)
Cleveland-Cliffs Inc *	(3,021)	(39)
Commercial Metals Co, Cl A	(902)	(50)
Constellium, Cl A *	(1,506)	(24)
Corteva Inc	(4,195)	(247)
CRH PLC	(4,026)	(373)
Crown Holdings Inc	(792)	(76)
Dow Inc	(4,032)	(220)
DuPont de Nemours Inc	(2,419)	(216)
Eagle Materials Inc	(207)	(60)
Eastman Chemical Co	(647)	(72)
Ecolab Inc	(1,430)	(365)
Element Solutions Inc	(1,724)	(47)
FMC Corp	(773)	(51)
Freeport-McMoRan Inc, Cl B	(8,237)	(411)
Graphic Packaging Holding Co	(2,044)	(60)
Hawkins Inc	(199)	(25)
HB Fuller Co	(459)	(36)
Hecla Mining Co	(5,000)	(33)
Huntsman Corp	(1,145)	(28)
Innospec Inc	(204)	(23)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
International Flavors & Fragrances Inc	(1,459)	$(153)
International Paper Co	(2,320)	(113)
Knife River Corp *	(400)	(36)
Linde PLC	(2,817)	(1,343)
Louisiana-Pacific Corp	(529)	(57)
LyondellBasell Industries NV, Cl A	(1,583)	(152)
Martin Marietta Materials Inc, Cl A	(369)	(199)
Materion Corp	(200)	(22)
Minerals Technologies Inc	(344)	(27)
Mosaic Co/The	(2,365)	(63)
NewMarket Corp	(47)	(26)
Newmont Corp	(6,734)	(360)
Nucor Corp	(1,402)	(211)
O-I Glass Inc, Cl I *	(1,336)	(18)
Olin Corp	(753)	(36)
Packaging Corp of America	(478)	(103)
PPG Industries Inc	(1,423)	(188)
Reliance Inc	(298)	(86)
Royal Gold Inc, Cl A	(441)	(62)
RPM International Inc	(808)	(98)
Scotts Miracle-Gro Co/The, Cl A	(382)	(33)
Sealed Air Corp	(1,187)	(43)
Sensient Technologies Corp	(200)	(16)
Sherwin-Williams Co/The, Cl A	(1,374)	(524)
Silgan Holdings Inc	(357)	(19)
Smurfit WestRock PLC	(1,584)	(78)
Sonoco Products Co	(800)	(44)
Steel Dynamics Inc	(932)	(118)
Summit Materials Inc, Cl A *	(1,097)	(43)
Sylvamo Corp	(360)	(31)
Tronox Holdings	(1,296)	(19)
United States Steel Corp	(1,155)	(41)
Vulcan Materials Co	(735)	(184)
Warrior Met Coal Inc	(412)	(26)
Westlake Corp	(284)	(43)

		(8,515)

Total Common Stock Sold Short
(Proceeds $73,975) ($ Thousands)		(77,104)

FOREIGN COMMON STOCK SOLD SHORT— (0.1)%
Argentina — (0.0)%
Materials — (0.0)%
Arcadium Lithium PLC *	(7,848)	(22)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT (continued)
Bahamas — (0.0)%
Consumer Discretionary — (0.0)%
OneSpaWorld Holdings Ltd	(1,651)	$(27)

Finland — (0.0)%
Consumer Discretionary — (0.0)%
Amer Sports Inc *	(2,480)	(39)

Luxembourg — (0.0)%
Consumer Discretionary — (0.0)%
Birkenstock Holding PLC *	(805)	(40)

Mexico — (0.0)%
Materials — (0.0)%
Southern Copper Corp	(595)	(69)

South Korea — (0.1)%
Consumer Discretionary — (0.1)%
Coupang Inc, Cl A *	(8,385)	(206)

Thailand — (0.0)%
Information Technology — (0.0)%
Fabrinet *	(100)	(24)

Total Foreign Common Stock Sold Short
(Proceeds $344) ($ Thousands)		(427)

Total Investments Sold Short — (13.4)%
(Proceeds $74,319) ($ Thousands)		$(77,531)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	12	Mar-2025	$940	$854	$(86)
Brent Crude^	12	Jul-2025	833	852	19
Brent Crude^	23	May-2025	1,793	1,635	(158)
Brent Crude^	69	Nov-2024	5,352	4,930	(422)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Coffee C^	44	May-2025	$4,250	$4,376	$126
Coffee C^	20	Dec-2024	1,748	2,027	279
Coffee C^	11	Mar-2025	1,018	1,106	88
Copper^	36	Dec-2024	3,865	4,098	233
Copper^	13	May-2025	1,360	1,493	133
Copper^	14	Mar-2025	1,557	1,601	44
Corn^	56	Mar-2025	1,191	1,235	44
Corn^	55	May-2025	1,197	1,240	43
Corn^	112	Dec-2024	2,290	2,378	88
Cotton No. 2^	9	Dec-2024	326	331	5
Cotton No. 2^	9	May-2025	321	344	23
Cotton No. 2^	9	Mar-2025	331	339	8
Feeder Cattle^	6	Jan-2025	691	717	26
Gasoline^	62	Nov-2024	5,244	5,039	(205)
Gasoline^	5	May-2025	460	444	(16)
Gasoline^	3	Jan-2025	268	239	(29)
Gasoline^	3	Mar-2025	277	243	(34)
Gold^	24	Feb-2025	6,100	6,435	335
Gold^	16	Apr-2025	4,028	4,318	290
Gold^	8	Jun-2025	2,079	2,174	95
Gold^	21	Dec-2024	5,088	5,585	497
KC HRW Wheat^	7	Dec-2024	202	204	2
KC HRW Wheat^	13	May-2025	388	395	7
KC HRW Wheat^	39	Mar-2025	1,160	1,167	7
Lean Hogs^	13	Apr-2025	391	431	40
Lean Hogs^	20	Dec-2024	583	586	3
Lean Hogs^	7	Feb-2025	205	217	12
Lean Hogs^	6	Jun-2025	222	226	4
Live Cattle^	12	Apr-2025	885	895	10
Live Cattle^	2	Mar-2025	144	149	5
Live Cattle^	19	Dec-2024	1,375	1,404	29
Live Cattle^	6	Jun-2025	418	432	14
Live Cattle^	6	Feb-2025	451	446	(5)
LME Copper^	2	Oct-2024	491	485	(6)
LME Lead^	11	Nov-2024	557	571	14
LME Lead^	4	May-2025	207	216	9
LME Lead^	2	Mar-2025	113	107	(6)
LME Lead^	2	Jan-2025	117	105	(12)
LME Nickel^	3	Jan-2025	352	316	(36)
LME Nickel^	4	Dec-2024	391	420	29
LME Nickel^	1	Nov-2024	114	105	(9)
LME Nickel^	6	May-2025	596	644	48
LME Nickel^	3	Mar-2025	317	319	2
LME Primary Aluminum^	5	Nov-2024	303	325	22
LME Primary Aluminum^	9	Mar-2025	573	592	19
LME Primary Aluminum^	9	Jan-2025	573	589	16
LME Primary Aluminum^	13	Dec-2024	812	849	37
LME Primary Aluminum^	17	May-2025	1,025	1,127	102
LME Zinc^	5	Jan-2025	370	388	18
LME Zinc^	68	Mar-2025	5,003	5,289	286
LME Zinc^	9	May-2025	625	700	75
LME Zinc^	23	Nov-2024	1,682	1,773	91
Low Sulphur Gasoil^	4	Jan-2025	298	263	(35)
Low Sulphur Gasoil^	9	May-2025	605	590	(15)
Low Sulphur Gasoil^	62	Nov-2024	4,142	4,093	(49)
Low Sulphur Gasoil^	4	Mar-2025	305	263	(42)
Natural Gas^	77	Dec-2024	2,588	2,774	186
Natural Gas^	29	Jan-2025	1,093	1,044	(49)
Natural Gas^	33	Mar-2025	1,018	1,051	33

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Natural Gas^	68	May-2025	$1,977	$2,081	$104
Natural Gas^	119	Oct-2024	3,215	3,478	263
NY Harbor ULSD^	2	Jan-2025	207	183	(24)
NY Harbor ULSD^	2	Mar-2025	212	182	(30)
NY Harbor ULSD^	5	May-2025	466	453	(13)
NY Harbor ULSD^	4	Oct-2024	418	362	(56)
NYMEX Cocoa^	23	Dec-2024	1,713	1,776	63
Palladium^	10	Dec-2024	1,069	1,000	(69)
Platinum^	7	Jan-2025	349	347	(2)
Silver^	39	Dec-2024	5,755	6,134	379
Silver^	9	May-2025	1,315	1,443	128
Silver^	9	Mar-2025	1,417	1,433	16
Soybean^	27	Jan-2025	1,405	1,451	46
Soybean^	22	May-2025	1,159	1,212	53
Soybean^	11	Mar-2025	595	599	4
Soybean^	27	Nov-2024	1,424	1,428	4
Soybean Meal^	11	Jan-2025	360	376	16
Soybean Meal^	11	Mar-2025	351	378	27
Soybean Meal^	23	May-2025	749	791	42
Soybean Meal^	102	Dec-2024	3,452	3,485	33
Soybean Oil^	28	May-2025	688	733	45
Soybean Oil^	14	Jan-2025	353	364	11
Soybean Oil^	14	Mar-2025	376	365	(11)
Soybean Oil^	106	Dec-2024	2,747	2,754	7
Sugar No. 11^	150	Feb-2025	3,563	3,775	212
Sugar No. 11^	123	May-2025	2,739	2,900	161
U.S. 2-Year Treasury Note	29	Dec-2024	6,028	6,039	11
U.S. 5-Year Treasury Note	73	Dec-2024	7,994	8,022	28
Wheat^	36	Dec-2024	1,031	1,051	20
Wheat^	20	May-2025	602	616	14
Wheat^	21	Mar-2025	629	634	5
WTI Crude Oil^	12	Mar-2025	913	807	(106)
WTI Crude Oil^	12	Nov-2024	821	818	(3)
WTI Crude Oil^	24	May-2025	1,653	1,608	(45)
WTI Crude Oil^	15	Oct-2024	1,016	1,022	6
WTI Crude Oil^	12	Jan-2025	908	810	(98)
			142,970	146,493	3,523
Short Contracts
Cotton No. 2^	(18)	Mar-2025	$(678)	$(678)	$–
Cotton No. 2^	(18)	Dec-2024	(663)	(663)	–
Feeder Cattle^	(12)	Jan-2025	(1,421)	(1,432)	(11)
Lean Hogs^	(19)	Feb-2025	(585)	(588)	(3)
Lean Hogs^	(44)	Dec-2024	(1,271)	(1,290)	(19)
LME Lead^	(1)	Dec-2024	(50)	(52)	(2)
MSCI EAFE Index	(70)	Dec-2024	(8,510)	(8,712)	(202)
NY Harbor ULSD^	(19)	Nov-2024	(1,833)	(1,719)	114
S&P 500 Index E-MINI	(61)	Dec-2024	(17,385)	(17,734)	(349)
U.S. Ultra Long Treasury Bond	(12)	Dec-2024	(1,601)	(1,597)	4
Ultra 10-Year U.S. Treasury Note	(76)	Dec-2024	(9,001)	(8,990)	11
			(42,998)	(43,455)	(457)
			$99,972	$103,038	$3,066

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	10/25/24	EUR	1,814	USD	1,988	$(38)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2024 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S43.V1-5Y	5.00%	Quarterly	12/20/2029	$4,970	$(359)	$(364)	$5
ITRAXX-AUSTRALIA.S42	1.00%	Quarterly	12/20/2029	14,530	(250)	(246)	(4)
KNBZMK-770951	1.00%	Quarterly	12/20/2029	18,090	(535)	(480)	(55)
					$(1,144)	$(1,090)	$(54)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.S43.V1-5Y	1.00%	Quarterly	12/20/2029	$14,530	$323	$328	$(5)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.146%	CPI	Annually	01/15/2027	USD	6,000	$1,074	$–	$1,074
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	60	82	(22)
1.455%	SOFR	Annually	11/08/2026	USD	1,490	60	83	(23)
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	2,095	2,459	(364)
1.98%	SOFR	Annually	07/12/2027	USD	1,075	39	50	(11)
2.28%	SOFR	Annually	05/18/2025	USD	2,820	34	37	(3)
1.27%	SOFR	Annually	09/27/2029	USD	2,230	204	224	(20)
1.965%	SOFR	Annually	06/04/2029	USD	4,220	238	283	(45)
0.316%	SOFR	Annually	06/05/2027	USD	15,800	1,225	1,360	(135)
2.21%	SOFR	Annually	04/04/2027	USD	10,400	291	398	(107)
1.33%	SOFR	Annually	10/25/2026	USD	6,110	256	307	(51)
1.92%	SOFR	Annually	08/04/2025	USD	2,717	46	53	(7)
2.51%	SOFR	Annually	06/09/2025	USD	1,710	19	22	(3)
1.8%	SOFR	Annually	04/21/2025	USD	2,760	38	40	(2)
2.4%	SOFR	Annually	11/10/2035	USD	1,190	106	103	3
						$5,785	$5,501	$284

As of September 30, 2024, the open Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(6,394)	Chase Securities	4.94%	$(6,394)
(7,605)	Chase Securities	4.94%	(7,605)
(17,255)	Chase Securities	4.94%	(17,255)
(1,436)	Chase Securities	4.94%	(1,436)
(6,608)	Chase Securities	4.94%	(6,608)
(8,566)	Chase Securities	4.94%	(8,566)
(11,504)	Chase Securities	4.94%	(11,504)
(11,870)	Chase Securities	4.94%	(11,870)
			$(71,238)

For the year ended September 30, 2024, the daily average borrowing and interest rate under the reverse repurchase agreements were $76,987 ($ Thousands) and 5.33%, respectively.

Percentages are based on Net Assets of $580,285 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of September 30, 2024.

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements. The total market value of such securities as of September 30, 2024 was 75,704 ($ Thousands).
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of September 30, 2024 was 55,785 ($ Thousands).
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $63,816 ($ Thousands), representing 11.0% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.
(H)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of September 30, 2024 was 4,784 ($ Thousands).

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Inflation Managed Fund (Concluded)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	361,556	–	361,556
Common Stock	164,624	–	–	164,624
Corporate Obligations	–	52,104	–	52,104
Mortgage-Backed Securities	–	25,429	–	25,429
Asset-Backed Securities	–	24,015	–	24,015
U.S. Government Agency Obligations	–	10,027	–	10,027
Sovereign Debt	–	1,355	–	1,355
Foreign Common Stock	1,206	–	–	1,206
Rights	–	–	–	–
Total Investments in Securities	165,830	474,486	–	640,316

Securities Sold Short
Common Stock	(77,104)	–	–	(77,104)
Foreign Common Stock	(427)	–	–	(427)
Total Securities Sold Short	(77,531)	–	–	(77,531)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	5,323	–	–	5,323
Unrealized Depreciation	(2,257)	–	–	(2,257)
Forward Contracts*
Unrealized Depreciation	–	(38)	–	(38)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	5	–	5
Unrealized Depreciation	–	(64)	–	(64)
Interest Rate Swaps*
Unrealized Appreciation	–	1,077	–	1,077
Unrealized Depreciation	–	(793)	–	(793)
Reverse Repurchase Agreements	–	(71,238)	–	(71,238)
Total Other Financial Instruments	3,066	(71,051)	–	(67,985)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 40.5%
U.S. Treasury Bills
5.271%, 10/10/2024 (A)	$9,500	$9,489
5.225%, 10/24/2024 (A)	80,000	79,759
5.182%, 10/31/2024 (A)(B)	44,600	44,426
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	451	497
3.625%, 04/15/2028	1,984	2,126
3.375%, 04/15/2032	496	560
2.500%, 01/15/2029	1,559	1,626
2.375%, 01/15/2027	608	618
2.375%, 10/15/2028	2,079	2,159
2.125%, 04/15/2029	2,597	2,668
2.000%, 01/15/2026	3,225	3,219
1.875%, 07/15/2034	2,225	2,280
1.750%, 01/15/2028	3,996	4,028
1.750%, 01/15/2034	3,555	3,595
1.625%, 10/15/2027	1,773	1,784
1.375%, 07/15/2033	2,950	2,908
1.250%, 04/15/2028	3,075	3,045
1.125%, 01/15/2033	3,051	2,944
0.875%, 01/15/2029	1,781	1,739
0.750%, 07/15/2028	1,935	1,892
0.625%, 01/15/2026	2,948	2,891
0.625%, 07/15/2032	3,323	3,111
0.500%, 01/15/2028	1,482	1,435
0.375%, 01/15/2027	917	890
0.375%, 07/15/2027	2,029	1,973
0.250%, 07/15/2029	1,852	1,757
0.125%, 10/15/2025	618	606
0.125%, 10/15/2025	59	58
0.125%, 04/15/2026	1,775	1,726
0.125%, 07/15/2026	2,499	2,436
0.125%, 10/15/2026	2,584	2,512
0.125%, 04/15/2027	2,047	1,971
0.125%, 01/15/2030	2,734	2,551
0.125%, 07/15/2030	2,500	2,325
0.125%, 01/15/2031	3,245	2,982
0.125%, 07/15/2031	3,268	2,990
0.125%, 01/15/2032	2,427	2,193

Total U.S. Treasury Obligations
(Cost $203,933) ($ Thousands)		205,769

COMMERCIAL PAPER — 36.2%
Consumer Discretionary — 1.8%
Brunswick Corporation
5.356%, 10/04/2024 (A)	650	649
Marriott International, Inc
5.188%, 10/10/2024 (A)	3,750	3,745
Parker-Hannifin Corp
5.365%, 10/08/2024 (A)	1,500	1,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
5.345%, 10/17/2024 (A)	$3,200	$3,193

		9,085

Energy — 1.1%
Ovintiv Inc
5.835%, 10/21/2024 (A)	5,600	5,582

Financials — 17.1%
Corporacion Andina De Formento
5.385%, 10/01/2024 (A)	8,950	8,949
4.849%, 10/07/2024 (A)	850	849
Enel Finance America LLC
5.577%, 10/10/2024 (A)	1,300	1,298
General Motors Financial
5.544%, 10/02/2024 (A)	250	250
5.340%, 11/06/2024 (A)	6,400	6,367
5.164%, 12/13/2024 (A)	3,150	3,118
Hyundai Capital America
4.994%, 10/25/2024 (A)	9,350	9,318
Intesa Sanpaolo
5.482%, 10/23/2024 (A)	9,900	9,867
Manhattan Asset Funding
5.161%, 10/21/2024 (A)(C)	2,650	2,642
5.156%, 10/15/2012 (A)(C)	7,150	7,136
Mitsubishi UFJ Financial Group, Inc
5.216%, 10/03/2024 (A)	9,000	8,996
Skandinaviska Enskilda Banken AB
4.786%, 11/21/2024 (A)	300	298
Societe Generale
4.791%, 10/01/2024 (A)	9,100	9,099
Sumitomo Mitsui Banking Corporation
5.113%, 10/04/2024 (A)	8,850	8,845
VW Credit Inc
5.495%, 10/02/2024 (A)	650	649
5.452%, 10/01/2024 (A)	8,400	8,399
5.023%, 10/30/2024 (A)	750	747

		86,827

Health Care — 3.9%
Becton, Dickinson and Company
4.839%, 11/25/2024 (A)	9,850	9,775
DENTSPLY SIRONA Inc
5.381%, 10/28/2024 (A)	9,650	9,609
The Cigna Group
5.010%, 10/10/2024 (A)	200	200

		19,584

Industrials — 1.9%
Mitsubishi Corporation
5.206%, 10/11/2024 (A)	7,350	7,339

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
5.162%, 10/10/2024 (A)		$2,500	$2,497

			9,836

Materials — 3.9%
Glencore plc
5.303%, 10/16/2024 (A)		9,600	9,579
4.974%, 10/17/2024 (A)		250	249
Nutrien Ltd
5.393%, 10/02/2024 (A)		4,150	4,149
5.358%, 10/11/2024 (A)		3,450	3,445
4.943%, 10/29/2024 (A)		1,050	1,046
4.926%, 11/15/2024 (A)		1,200	1,192

			19,660

Technology — 0.9%
Fortive Corporation
5.220%, 10/10/2024 (A)		4,600	4,594

Utilities — 5.6%
Brookfield Infrastructure
5.530%, 10/09/2024 (A)		9,850	9,838
Entergy Corporation
4.882%, 11/12/2024 (A)		9,350	9,294
Oglethorpe Power
5.363%, 10/03/2024 (A)		9,500	9,496

			28,628

Total Commercial Paper
(Cost $183,814) ($ Thousands)			183,796

SOVEREIGN DEBT — 15.3%

Japan Treasury Discount Bill
0.079%, 11/25/2024(A)	JPY	11,134,000	77,831

Total Sovereign Debt

(Cost $77,176) ($ Thousands)			77,831

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FHLB
4.500%, 03/10/2028		$5,160	5,310
3.250%, 11/16/2028		6,200	6,128

Total U.S. Government Agency Obligations
(Cost $11,258) ($ Thousands)			11,438

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES — 1.2%
iShares China Large-Cap ETF	9,469	$301
Vanguard Intermediate-Term Corporate Bond ETF	3,901	327
Vanguard Long-Term Corporate Bond ETF	1,397	113
Vanguard Mortgage-Backed Securities ETF	112,390	5,306
Xtrackers Harvest CSI 300 China A-Shares ETF	8,471	242

Total Registered Investment Companies
(Cost $6,039) ($ Thousands)		6,289

COMMON STOCK — 0.9%

Communication Services — 0.3%
Alphabet Inc, Cl C	3,859	645
Meta Platforms Inc, Cl A	1,292	740

		1,385
Consumer Discretionary — 0.2%
Amazon.com Inc, Cl A *	3,882	723

Information Technology — 0.4%
Microsoft Corp	1,591	685
NVIDIA Corp	12,394	1,505

		2,190
Total Common Stock
(Cost $3,963) ($ Thousands)		4,298

PURCHASED OPTIONS — 0.2%
Total Purchased Options
(Cost $1,532) ($ Thousands)		1,213

Total Investments in Securities — 96.6%
(Cost $487,715) ($ Thousands)		$490,634

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $369) ($ Thousands)		$(107)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Capital Stability Fund (Continued)

A list of open exchange traded options contracts for the Fund at September 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options
NASDAQ 100 Index	5	$9,550	$19,100.00	12/21/2024	$188
NASDAQ 100 Index	8	15,520	19,400.00	10/19/2024	112
SPDR S&P 500 ETF Trust	12	7,200	6,000.00	12/20/2025	485

		32,270			785

Call Options
SPDR S&P 500 ETF Trust	12	7,200	6,000.00	12/20/2025	428

Total Purchased Options		$39,470			$1,213
WRITTEN OPTIONS — 0.0%
Put Options
NASDAQ 100 Index	(8)	$(14,240)	17,800.00	10/19/2024	$(14)
NASDAQ 100 Index	(5)	(8,900)	17,800.00	12/21/2024	(90)

		(23,140)			(104)

Call Options
NASDAQ 100 Index	(8)	(17,440)	21,800.00	10/19/2024	(3)

Total Written Options		$(40,580)			$(107)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Amsterdam Index	14	Oct-2024	$2,815	$2,850	$26
Australian 10-Year Bond	16	Dec-2024	1,243	1,292	(8)
CAC40 10 Euro Index	20	Oct-2024	1,671	1,708	32
Canadian 10-Year Bond	133	Dec-2024	12,263	12,308	71
DAX Index	2	Dec-2024	1,053	1,088	32
Euro STOXX 50	34	Dec-2024	1,862	1,908	42
Euro-Bobl	35	Dec-2024	4,680	4,690	11
Euro-OAT	8	Dec-2024	1,124	1,133	6
FTSE 100 Index	50	Dec-2024	5,526	5,559	(60)
FTSE MIB Index	3	Dec-2024	565	572	6
IBEX	12	Oct-2024	1,567	1,592	20
Long Gilt 10-Year Bond	50	Dec-2024	6,539	6,602	(51)
MSCI EAFE Index	119	Dec-2024	14,507	14,811	304
MSCI Emerging Markets	260	Dec-2024	14,378	15,267	889
NASDAQ 100 Index E-MINI	15	Dec-2024	5,910	6,078	168
Nikkei 225 Index	86	Dec-2024	2,206	2,282	69
OMX Stockholm 30	84	Oct-2024	2,128	2,176	41
Russell 2000 Index E-MINI	24	Dec-2024	2,660	2,699	39
S&P 500 Index E-MINI	121	Dec-2024	34,416	35,176	760
S&P Mid Cap 400 Index E-MINI	10	Dec-2024	3,037	3,148	111
S&P TSX 60 Index	14	Dec-2024	2,929	2,993	46
SPI 200 Index	68	Dec-2024	9,419	9,795	133
TOPIX Index	3	Dec-2024	541	555	16
U.S. 2-Year Treasury Note	55	Dec-2024	11,483	11,453	(30)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
U.S. 5-Year Treasury Note	291	Dec-2024	$31,889	$31,976	$87
U.S. 5-Year Treasury Note	176	Dec-2024	19,364	19,340	(24)
U.S. 10-Year Treasury Note	58	Dec-2024	6,629	6,628	(1)
U.S. 10-Year Treasury Note	206	Dec-2024	23,524	23,542	18
			225,928	229,221	2,753
Short Contracts
S&P TSX 60 Index	(6)	Dec-2024	$(1,279)	$(1,283)	$(5)
SPI 200 Index	(12)	Dec-2024	(1,654)	(1,729)	(25)
			(2,933)	(3,012)	(30)
			$222,995	$226,209	$2,723

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	11/07/24	USD	2,638	CAD	3,577	$12
Bank of America	11/08/24	CLP	551,965	USD	582	(33)
Bank of America	11/21/24	USD	779	CNY	5,417	(1)
Bank of America	11/22/24	TWD	22,378	USD	702	(11)
Barclays PLC	10/25/24	USD	327	IDR	4,974,768	—
Barclays PLC	11/07/24	CAD	817	USD	607	2
Barclays PLC	11/08/24	COP	1,246,778	USD	299	1
Barclays PLC	11/21/24	USD	261	BRL	1,426	(1)
Barclays PLC	11/27/24	JPY	11,153,000	USD	78,048	(548)
Barclays PLC	12/11/24	USD	521	MXN	10,200	(6)
Brown Brothers Harriman	10/17/24	USD	1,186	ZAR	21,197	42
Brown Brothers Harriman	10/17/24	USD	948	JPY	137,869	18
Brown Brothers Harriman	10/17/24	USD	735	JPY	104,694	(1)
Brown Brothers Harriman	10/17/24	ZAR	2,064	USD	121	1
Brown Brothers Harriman	10/17/24	ZAR	9,026	USD	505	(18)
Brown Brothers Harriman	10/17/24	JPY	165,666	USD	1,172	11
Brown Brothers Harriman	10/17/24	JPY	226,707	USD	1,565	(24)
Brown Brothers Harriman	10/18/24	SGD	456	USD	341	(16)
Brown Brothers Harriman	10/25/24	USD	689	CHF	588	10
Brown Brothers Harriman	10/25/24	USD	158	CHF	133	—
Brown Brothers Harriman	10/25/24	CHF	335	USD	400	2
Brown Brothers Harriman	10/25/24	CHF	1,242	USD	1,469	(8)
Brown Brothers Harriman	10/25/24	EUR	205	USD	230	—
Brown Brothers Harriman	10/25/24	EUR	2,220	USD	2,443	(37)
Brown Brothers Harriman	10/25/24	USD	3,710	EUR	3,334	15
Brown Brothers Harriman	10/25/24	USD	1,033	EUR	924	(1)
Brown Brothers Harriman	11/07/24	USD	869	CAD	1,177	4
Brown Brothers Harriman	11/07/24	USD	1,073	CAD	1,444	(3)
Brown Brothers Harriman	11/07/24	CAD	136	USD	101	—
Brown Brothers Harriman	11/07/24	CAD	2,247	USD	1,657	(8)
Brown Brothers Harriman	11/08/24	USD	774	GBP	586	12
Brown Brothers Harriman	11/08/24	GBP	1,952	USD	2,573	(44)
Brown Brothers Harriman	11/21/24	USD	806	CNY	5,630	2
Brown Brothers Harriman	11/21/24	USD	675	CZK	15,336	5
Brown Brothers Harriman	11/21/24	USD	236	CZK	5,312	(1)
Brown Brothers Harriman	11/21/24	USD	813	HUF	293,122	10

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	11/21/24	USD	104	HUF	36,708	$(1)
Brown Brothers Harriman	11/21/24	USD	1,089	PLN	4,231	13
Brown Brothers Harriman	11/21/24	CZK	1,651	USD	73	(1)
Brown Brothers Harriman	11/21/24	USD	1,839	THB	60,965	63
Brown Brothers Harriman	11/21/24	HUF	47,834	USD	134	—
Brown Brothers Harriman	11/21/24	HUF	162,757	USD	452	(4)
Brown Brothers Harriman	11/22/24	USD	448	SEK	4,529	—
Brown Brothers Harriman	11/22/24	AUD	1,291	USD	885	(12)
Brown Brothers Harriman	11/22/24	USD	2,293	AUD	3,380	54
Brown Brothers Harriman	11/22/24	NOK	3,924	USD	376	3
Brown Brothers Harriman	11/22/24	SEK	5,721	USD	563	(3)
Brown Brothers Harriman	12/06/24	NZD	791	USD	500	(3)
Brown Brothers Harriman	12/06/24	USD	1,264	NZD	2,000	8
Brown Brothers Harriman	12/11/24	USD	1,011	MXN	19,763	(13)
Brown Brothers Harriman	12/11/24	MXN	16,454	USD	842	11
Citigroup	11/19/24	PHP	27,814	USD	478	(18)
Citigroup	10/18/24	USD	468	KRW	631,029	14
Citigroup	11/22/24	TWD	26,223	USD	828	(7)
Deutsche Bank	10/17/24	USD	785	JPY	109,822	(15)
Deutsche Bank	10/18/24	KRW	1,129,299	USD	846	(16)
Deutsche Bank	10/25/24	USD	81	PHP	4,627	2
Deutsche Bank	10/25/24	USD	220	IDR	3,501,656	11
Deutsche Bank	10/25/24	EUR	458	USD	511	—
Deutsche Bank	10/25/24	PHP	12,654	USD	226	—
Deutsche Bank	10/25/24	PHP	18,894	USD	336	(1)
Deutsche Bank	11/08/24	USD	267	PEN	1,005	4
Deutsche Bank	11/08/24	USD	1,631	CLP	1,536,552	80
Deutsche Bank	11/08/24	CLP	1,033,174	USD	1,097	(54)
Deutsche Bank	11/21/24	USD	841	CNH	5,848	(1)
Deutsche Bank	11/22/24	TWD	3,897	USD	125	1
Deutsche Bank	12/06/24	USD	135	INR	11,403	—
Goldman Sachs	10/02/24	USD	70	BRL	389	1
Goldman Sachs	10/02/24	BRL	389	USD	71	—
Goldman Sachs	10/17/24	USD	1,269	JPY	186,308	37
Goldman Sachs	10/18/24	USD	63	KRW	87,496	3
Goldman Sachs	10/18/24	KRW	1,012,443	USD	750	(23)
Goldman Sachs	10/25/24	USD	696	EUR	625	2
Goldman Sachs	10/25/24	USD	1,132	PHP	65,902	43
Goldman Sachs	10/25/24	CHF	2,150	USD	2,544	(13)
Goldman Sachs	10/25/24	USD	2,700	CHF	2,281	13
Goldman Sachs	10/25/24	USD	3,498	IDR	56,526,112	224
Goldman Sachs	10/25/24	PHP	44,488	USD	771	(22)
Goldman Sachs	10/25/24	IDR	3,073,085	USD	203	—
Goldman Sachs	10/25/24	IDR	25,164,455	USD	1,578	(79)
Goldman Sachs	11/07/24	CAD	1,243	USD	921	—
Goldman Sachs	11/08/24	PEN	447	USD	119	(1)
Goldman Sachs	11/08/24	COP	671,085	USD	159	(1)
Goldman Sachs	11/21/24	USD	1,401	MYR	6,081	82
Goldman Sachs	11/21/24	MYR	14,289	USD	3,317	(167)
Goldman Sachs	11/21/24	CNH	18,588	USD	2,662	(5)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	11/22/24	SEK	5,369	USD	529	$(3)
Goldman Sachs	11/22/24	TWD	15,919	USD	505	(2)
Goldman Sachs	12/06/24	USD	1,006	INR	84,397	(2)
HSBC	10/25/24	IDR	20,345,311	USD	1,285	(54)
JPMorgan Chase Bank	10/02/24	USD	158	BRL	880	4
JPMorgan Chase Bank	10/02/24	BRL	880	USD	162	—
JPMorgan Chase Bank	10/17/24	JPY	205,659	USD	1,415	(27)
JPMorgan Chase Bank	10/18/24	USD	109	KRW	144,313	2
JPMorgan Chase Bank	10/18/24	KRW	370,049	USD	271	(11)
JPMorgan Chase Bank	10/25/24	USD	667	IDR	10,850,173	47
JPMorgan Chase Bank	10/25/24	CHF	668	USD	790	(5)
JPMorgan Chase Bank	10/25/24	EUR	804	USD	887	(11)
JPMorgan Chase Bank	10/25/24	PHP	4,830	USD	86	—
JPMorgan Chase Bank	10/25/24	IDR	1,183,332	USD	78	1
JPMorgan Chase Bank	11/21/24	CZK	46,095	USD	2,030	(13)
JPMorgan Chase Bank	12/06/24	USD	300	INR	25,270	1
JPMorgan Chase Bank	12/06/24	INR	39,089	USD	466	1
JPMorgan Chase Bank	12/06/24	INR	812	USD	10	—
Merrill Lynch	10/02/24	USD	436	BRL	2,373	—
Merrill Lynch	10/02/24	BRL	2,373	USD	419	(17)
Merrill Lynch	10/18/24	USD	357	KRW	479,363	9
Merrill Lynch	10/25/24	USD	821	EUR	733	(2)
Merrill Lynch	10/25/24	USD	929	PHP	52,075	(1)
Merrill Lynch	10/25/24	EUR	1,505	USD	1,671	(10)
Merrill Lynch	10/25/24	PHP	15,782	USD	282	1
Merrill Lynch	10/25/24	PHP	3,505	USD	62	—
Merrill Lynch	11/07/24	USD	2,610	CAD	3,538	11
Merrill Lynch	11/07/24	CAD	5,278	USD	3,891	(20)
Merrill Lynch	11/08/24	USD	315	PEN	1,186	4
Merrill Lynch	11/08/24	USD	564	CLP	504,859	(2)
Merrill Lynch	11/08/24	USD	2,699	GBP	2,038	34
Merrill Lynch	11/08/24	CLP	291,400	USD	320	(4)
Merrill Lynch	11/08/24	COP	1,669,128	USD	401	3
Merrill Lynch	11/22/24	USD	86	TWD	2,708	1
Merrill Lynch	11/22/24	TWD	7,304	USD	233	—
Morgan Stanley	10/18/24	USD	1,083	KRW	1,482,820	49
Morgan Stanley	10/18/24	KRW	841,847	USD	614	(29)
Morgan Stanley	10/25/24	USD	555	CHF	468	2
Morgan Stanley	10/25/24	USD	1,608	EUR	1,467	30
Morgan Stanley	10/25/24	EUR	3,034	USD	3,326	(64)
Morgan Stanley	10/25/24	IDR	1,223,544	USD	77	(3)
Morgan Stanley	11/08/24	USD	302	COP	1,268,405	—
Morgan Stanley	11/08/24	USD	575	CLP	517,111	1
Morgan Stanley	11/08/24	COP	1,348,775	USD	321	—
Morgan Stanley	11/21/24	USD	2,391	MYR	10,574	188
Morgan Stanley	11/21/24	MYR	3,676	USD	831	(66)
Morgan Stanley	11/22/24	USD	1,200	NOK	12,695	6
Morgan Stanley	11/22/24	AUD	1,275	USD	877	(8)
Morgan Stanley	11/22/24	USD	1,652	SEK	16,766	7
Morgan Stanley	11/22/24	SEK	16,233	USD	1,599	(7)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Capital Stability Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	11/22/24	TWD	63,233	USD	1,994	$(20)
Standard Bank	11/22/24	USD	786	TWD	25,022	11
UBS	10/02/24	USD	201	BRL	1,104	2
UBS	10/02/24	BRL	1,104	USD	203	—
UBS	10/18/24	USD	829	KRW	1,117,228	24
UBS	10/18/24	KRW	90,308	USD	69	—
UBS	10/25/24	IDR	2,780,396	USD	181	(2)
UBS	11/04/24	BRL	381	USD	70	—
UBS	11/22/24	USD	2,125	TWD	67,159	14
UBS	11/22/24	NOK	5,772	USD	548	—
						$(335)

A list of the open OTC swap agreements held by the Fund at September 30, 2024 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Pay Gold EQ Index	Goldman Sachs Weekly TY Volatility Carry Strategy	Negative Index Return	Quarterly	08/22/2025	USD	3,321	$117	$–	$117
								$117	$–	$117

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2024 is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S42.V1-5Y	5.00%	Quarterly	06/20/2029	$6,430	$494	$434	$60
CDX.NA.IG.S42.V1-5Y	1.00%	Quarterly	12/20/2029	5,370	119	120	(1)
ITRAXX.XOVER.S39.V1-5Y	5.00%	Quarterly	06/20/2028	888	93	76	17
					$706	$630	$76

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH BBSW : AUD	4.2965%	Semi-Annually	06/17/2034	AUD	1,380	$19	$–	$19
3:MONTH BBR FRA : (NZD)	3.8722%	Quarterly	09/23/2034	NZD	300	–	–	–
6:MONTH BBSW : AUD	4.0497%	Semi-Annually	09/20/2034	AUD	240	–	–	–
3:MONTH BBR FRA : (NZD)	4.0457%	Quarterly	09/04/2034	NZD	950	8	–	8
6:MONTH BBSW : AUD	4.1602%	Semi-Annually	09/03/2034	AUD	1,090	6	–	6
3:MONTH BBR FRA : (NZD)	4.0797%	Quarterly	08/22/2034	NZD	690	2	–	2
6:MONTH BBSW : AUD	4.0797%	Semi-Annually	08/21/2034	AUD	700	1	–	1
3:MONTH BBR FRA : (NZD)	4.2997%	Quarterly	07/12/2034	NZD	620	14	–	14
6:MONTH BBSW : AUD	4.4757%	Semi-Annually	07/11/2034	AUD	570	13	–	13
3:MONTH BBR FRA : (NZD)	4.401%	Quarterly	06/26/2034	NZD	1,000	28	–	28
6:MONTH BBSW : AUD	4.3965%	Semi-Annually	06/25/2034	AUD	1,060	20	–	20
3:MONTH BBR FRA : (NZD)	4.371%	Quarterly	06/18/2034	NZD	1,310	34	–	34
3:MONTH BKBM : NZD	3.8657%	Quarterly	09/27/2034	NZD	550	(1)	–	(1)
3:MONTH BBR FRA : (NZD)	4.6%	Quarterly	06/12/2034	NZD	1,570	59	–	59

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Multi-Asset Capital Stability Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6:MONTH BBSW : AUD	4.496%	Semi-Annually	06/12/2034	AUD	1,740	$43	$–	$43
3:MONTH BBR FRA : (NZD)	4.47%	Quarterly	05/21/2034	NZD	1,530	48	–	48
6:MONTH BBSW : AUD	4.429%	Semi-Annually	05/20/2034	AUD	1,620	34	–	34
3:MONTH BBR FRA : (NZD)	4.595%	Quarterly	05/14/2034	NZD	340	13	–	13
6:MONTH BBSW : AUD	4.559%	Semi-Annually	05/13/2034	AUD	370	10	–	10
3:MONTH BBR FRA : (NZD)	4.5675%	Quarterly	05/10/2034	NZD	280	10	–	10
6:MONTH BBSW : AUD	4.524%	Semi-Annually	05/09/2034	AUD	290	8	–	8
3:MONTH BBR FRA : (NZD)	4.3625%	Quarterly	03/12/2034	NZD	1,460	37	–	37
3:MONTH AUD : BBSW	4.2255%	Semi-Annually	03/11/2034	AUD	1,560	16	–	16
6:MONTH BBSW - AUD	4.0342%	Semi-Annually	09/26/2034	AUD	650	(1)	–	(1)
6:MONTH BBSW : AUD	4.178%	Semi-Annually	12/28/2033	AUD	850	7	–	7
3:MONTH BBR FRA : (NZD)	4.178%	Quarterly	12/29/2033	NZD	660	11	–	11
						$439	$–	$439

Percentages are based on Net Assets of $507,841 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on futures contracts. The total market value of such securities as of September 30, 2024 was 4,981 ($ thousands).
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $9,778 ($ Thousands), representing 1.9% of the Net Assets of the Fund.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	205,769	–	205,769
Commercial Paper	–	183,796	–	183,796
Sovereign Debt	–	77,831	–	77,831
U.S. Government Agency Obligations	–	11,438	–	11,438
Registered Investment Companies	6,289	–	–	6,289
Common Stock	4,298	–	–	4,298
Purchased Options	1,213	–	–	1,213
Total Investments in Securities	11,800	478,834	–	490,634

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(107)	–	–	(107)
Futures Contracts*
Unrealized Appreciation	2,927	–	–	2,927
Unrealized Depreciation	(204)	–	–	(204)
Forward Contracts*
Unrealized Appreciation	–	1,269	–	1,269
Unrealized Depreciation	–	(1,604)	–	(1,604)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	117	–	117
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	77	–	77
Unrealized Depreciation	–	(1)	–	(1)
Interest Rate Swaps*
Unrealized Appreciation	–	441	–	441
Unrealized Depreciation	–	(2)	–	(2)
Total Other Financial Instruments	2,616	297	–	2,913

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Portfolio Abbreviations
ABS — Asset-Backed Security
ACWI — All Country World Index
ADR — American Depositary Receipt
AID — Agency for International Development
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
COP— Certificate of Participation
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FBIL — Financial Benchmarks India Pvt. Ltd.
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
IBEX— Spanish Stock Exchange Index
JIBAR— Johannesburg Interbank Agreed Rate
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
LTD — Limited
MIBOR — Mumbai InterBank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN - TIIE — Mexico Interbank 28-Day Interest Rate
NVDR — Non-Voting Depository Receipt
OTC — Over The Counter
PJSC — Public Joint-Stock Company
PRIBOR— Prague Interbank Offered Rate
Ser — Series
SOFR — Secured Overnight Financing Rate
TONAR — Tokyo Overnight Average Rate
WIBOR— Warsaw Interbank Offered Rate

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

	Large Cap Fund	Large Cap Value Fund
Assets:
Investments, at value †	$1,633,281	$1,351,236
Affiliated investments, at value ††	15,864	13,973
Cash pledged as collateral on futures contracts	278	579
Foreign currency, at value †††	–	–
Receivable for fund shares sold	129	222
Receivable for investment securities sold	3,661	–
Dividends and interest receivable	1,241	2,126
OTC Swap contracts, at value ††††	–	–
Receivable for Variation Margin on Futures Contracts	15	24
Foreign tax reclaim receivable	88	327
Prepaid expenses	27	21
Total Assets	1,654,584	1,368,508
Liabilities:
Payable for fund shares redeemed	1,196	1,959
Administration fees payable	343	322
Shareholder servicing fees payable Class F	318	253
Shareholder servicing fees payable Class I	–	–
Due to custodian	9	–
Payable for investment securities purchased	–	–
Payable for Licensing fees	–	–
Investment advisory fees payable	483	362
Chief Compliance Officer fees payable	7	6
Trustees fees payable	–	–
Accrued expense payable	103	84
Total Liabilities	2,459	2,986
Net Assets	$1,652,125	$1,365,522
† Cost of investments and repurchase agreements	$897,033	$876,227
†† Cost of affiliated investments	15,864	13,973
††† Cost of foreign currency	–	–
†††† Cost (premiums received)	–	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$1,509,197	$1,160,689	$4,254,292	$1,008,110	$596,672	$363,266	$360,356	$877,546
31,080	21,825	200,235	19,985	4,409	3,908	3,594	9,349
463	1,219	4,435	1,110	106	160	152	165
–	–	126	–	–	–	–	–
211	183	495	125	77	76	76	105
5,719	–	7,994	149	1,802	247	2,230	951
338	660	3,628	562	471	462	191	486
2,309	–	–	–	–	–	–	–
26	78	290	88	3	5	5	4
6	–	444	9	–	1	–	–
23	18	66	16	9	6	5	13
1,549,372	1,184,672	4,472,005	1,030,154	603,549	368,131	366,609	888,619

1,027	613	1,791	550	286	99	120	280
360	91	753	122	140	77	85	205
277	95	751	41	111	65	65	135
–	–	–	4	–	–	–	–
5	5	4	2	1	–	2	–
5,344	–	115,811	–	998	–	1,796	–
–	57	–	50	–	–	–	–
401	19	1,405	17	278	169	157	407
6	5	18	4	2	1	1	4
–	–	1	–	–	–	–	–
94	72	264	69	38	26	23	55
7,514	957	120,798	859	1,854	437	2,249	1,086
$1,541,858	$1,183,715	$4,351,207	$1,029,295	$601,695	$367,694	$364,360	$887,533
$702,921	$566,851	$1,215,626	$211,081	$460,514	$279,943	$287,206	$479,904
31,080	21,798	200,235	19,985	4,409	3,908	3,594	9,349
–	–	129	–	–	–	–	–
–	–	–	–	–	–	–	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$705,694		$829,699
Total distributable earnings	946,431		535,823
Net Assets	$1,652,125		$1,365,522
Net Asset Value, Offering and Redemption Price Per Share — Class F	$16.79		$27.89
	($1,588,186,310 ÷ 94,579,706 shares	)	($1,268,429,221 ÷ 45,486,241 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$27.94
			($1,392,832 ÷ 49,852 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$16.81		$27.88
	($63,939,145 ÷ 3,803,758 shares	)	($95,699,646 ÷ 3,432,493 shares	)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund

$476,272		$576,232		$1,014,791		$132,672		$425,545		$250,434		$285,714		$400,303
1,065,586		607,483		3,336,416		896,623		176,150		117,260		78,646		487,230
$1,541,858		$1,183,715		$4,351,207		$1,029,295		$601,695		$367,694		$364,360		$887,533
$49.54		$20.06		$38.76		$103.06		$14.45		$26.73		$37.46		$27.82
($1,405,182,049 ÷ 28,362,853 shares	)	($1,183,715,421 ÷ 59,011,029 shares	)	($3,751,576,911 ÷ 96,789,860 shares	)	($1,022,391,245 ÷ 9,920,448 shares	)	($558,858,949 ÷ 38,686,709 shares	)	($325,968,139 ÷ 12,196,159 shares	)	($328,672,715 ÷ 8,773,891 shares	)	($768,483,763 ÷ 27,620,469 shares	)
$46.89		N/A		N/A		$103.90		N/A		$26.42		$34.54		N/A
($2,258,943 ÷ 48,179 shares	)					($6,904,228 ÷ 66,453 shares	)			($511,721 ÷ 19,372 shares	)	($363,375 ÷ 10,520 shares	)
$50.05		N/A		$38.78		N/A		$14.64		$26.74		$38.44		$27.88
($134,416,935 ÷ 2,685,563 shares	)			($599,629,846 ÷ 15,463,305 shares	)			($42,836,096 ÷ 2,925,601 shares	)	($41,214,542 ÷ 1,541,127 shares	)	($35,324,407 ÷ 918,973 shares	)	($119,049,115 ÷ 4,269,509 shares	)

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

	Mid-Cap Fund	U.S. Managed Volatility Fund
Assets:
Investments, at value †	$82,767	$639,350
Affiliated investments, at value ††	1,257	8,433
Repurchase agreements†	–	–
Cash and cash equivalents	–	–
Due from Broker	–	–
Cash pledged as collateral on centrally cleared swap contracts	–	–
Cash pledged as collateral on futures contracts	37	146
Cash pledged as collateral on TBA's	–	–
Foreign currency, at value †††	–	342
Receivable for fund shares sold	9	44
Receivable for investment securities sold	94	–
Dividends and interest receivable	90	851
Unrealized gain on forward foreign currency contracts	–	–
Receivable for Variation Margin on Futures Contracts	–	12
Receivable for Variation Margin on Swap Contracts	–	–
Foreign tax reclaim receivable	–	5
Prepaid expenses	1	11
Total Assets	84,255	649,194
Liabilities:
Payable for investment securities purchased	95	–
Administration fees payable	20	158
Shareholder servicing fees payable Class F	15	96
Shareholder servicing fees payable Class I	–	–
Payable for fund shares redeemed	14	580
Income distribution payable	–	–
OTC Swap contracts, at value ††††	–	–
Options and Swaptions written, at value ^^	–	–
Due to broker	–	–
Due to custodian	–	3
Payable for Variation Margin on Swap Contracts	–	–
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	27	171
Trustees fees payable	–	–
Chief Compliance Officer fees payable	–	3
Administration servicing fees payable Class I	–	–
Accrued expense payable	6	42
Total Liabilities	177	1,053
Net Assets	$84,078	$648,141
† Cost of investments and repurchase agreements	$66,790	$508,681
†† Cost of affiliated investments	1,257	8,433
††† Cost of foreign currency	–	335
^^ Premiums received from written options and swaptions	–	–

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund

$813,963	$831,588	$299,217	$77,237	$3,770,160	$1,145,062	$574,257
23,798	14,348	1,367	700	37,736	20,844	–
–	–	–	–	–	–	146,000
4,133	–	1,982	–	113	203	198
–	–	–	–	434	355	–
–	–	–	–	5,771	–	–
750	161	51	–	6,664	–	–
–	–	–	–	690	–	–
347	18	500	–	1,827	–	–
91	55	34	7	753	189	1,105
19	–	115	–	96,610	12,026	–
1,501	898	955	229	21,846	17,476	1,918
694	–	–	–	2,016	–	–
47	13	1	–	540	–	–
–	–	–	–	406	–	–
3,018	11	2,997	–	649	46	–
13	13	5	1	56	19	10
848,374	847,105	307,224	78,174	3,946,271	1,196,220	723,488

19	–	162	103	290,005	24,081	–
172	166	95	19	496	178	62
148	148	50	13	662	201	57
–	–	–	–	1	–	–
913	422	215	60	2,617	803	997
–	–	–	–	824	740	515
–	–	–	–	677	–	–
–	–	–	–	1,247	–	–
–	–	–	–	15	–	–
–	–	–	–	–	–	–
–	–	–	–	42	–	–
62	–	12	–	2,556	–	–
1,495	–	–	–	2,726	10	–
375	273	113	36	625	391	34
–	–	–	–	1	–	–
3	3	1	–	15	5	3
–	–	–	–	1	–	–
101	54	59	5	366	140	48
3,288	1,066	707	236	302,876	26,549	1,716
$845,086	$846,039	$306,517	$77,938	$3,643,395	$1,169,671	$721,772
$690,477	$326,012	$210,242	$50,891	$3,833,183	$1,120,745	$719,848
23,798	14,348	1,367	700	37,736	20,844	–
347	17	498	–	1,697	–	–
–	–	–	–	(1,272)	–	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

	Mid-Cap Fund		U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$64,666		$442,889
Total distributable earnings (accumulated losses)	19,412		205,252
Net Assets	$84,078		$648,141
Net Asset Value, Offering and Redemption Price Per Share — Class F	$32.37		$16.31
	($74,755,764 ÷ 2,309,263 shares	)	($474,144,856 ÷ 29,063,958 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$32.28		$16.30
	($282,926 ÷ 8,765 shares	)	($678,331 ÷ 41,605 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$32.39		$16.31
	($9,039,510 ÷ 279,066 shares	)	($173,317,457 ÷ 10,624,426 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund

$680,185		$221,842		$259,218		$51,474		$4,271,308		$1,648,284		$721,333
164,901		624,197		47,299		26,464		(627,913)		(478,613)		439
$845,086		$846,039		$306,517		$77,938		$3,643,395		$1,169,671		$721,772
$11.20		$21.46		$12.02		$17.55		$9.80		$5.44		$10.01
($725,694,626 ÷ 64,815,034 shares	)	($732,169,702 ÷ 34,118,941 shares	)	($247,140,052 ÷ 20,565,429 shares	)	($63,418,567 ÷ 3,614,065 shares	)	($3,240,240,755 ÷ 330,553,934 shares	)	($996,028,751 ÷ 183,168,876 shares	)	($711,594,445 ÷ 71,115,251 shares	)
$10.83		N/A		N/A		$17.50		$9.79		$5.21		N/A
($570,758 ÷ 52,712 shares	)					($229,209 ÷ 13,099 shares	)	($2,951,401 ÷ 301,585 shares	)	($2,746 ÷ 527 shares	)
$11.24		$21.46		$12.03		$17.56		$9.81		$5.44		$10.02
($118,820,115 ÷ 10,575,764 shares	)	($113,869,428 ÷ 5,305,643 shares	)	($59,377,413 ÷ 4,934,929 shares	)	($14,290,281 ÷ 813,762 shares	)	($400,202,876 ÷ 40,798,995 shares	)	($173,639,607 ÷ 31,933,528 shares	)	($10,178,051 ÷ 1,016,277 shares	)

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

	Tax-Free Conservative Income Fund	Real Return Fund
Assets:
Investments, at value †	$194,143	$382,486
Affiliated investments, at value ††	–	419
Cash and cash equivalents	66	–
Due from Broker	–	–
Cash pledged as collateral on centrally cleared swap contracts	–	–
Cash pledged as collateral on OTC swap contracts	–	–
Cash pledged as collateral on futures contracts	–	–
Cash pledged as collateral on forward foreign currency contracts	–	–
Cash pledged as collateral on securities sold short	–	–
Foreign currency, at value †††	–	–
Receivable for fund shares sold	47	102
Receivable for investment securities sold	–	–
Dividends and interest receivable	1,121	1,510
Unrealized gain on forward foreign currency contracts	–	–
OTC Swap contracts, at value ††††	–	–
Receivable for Variation Margin on Futures Contracts	–	–
Receivable for Variation Margin on Swap Contracts	–	–
Foreign tax reclaim receivable	–	–
Prepaid expenses	3	5
Total Assets	195,380	384,522
Liabilities:
Payable for investment securities purchased	3,988	–
Income distribution payable	134	–
Payable for fund shares redeemed	108	246
Administration fees payable	16	60
Shareholder servicing fees payable Class F	14	29
Payable for securities sold short@	–	–
OTC Swap contracts, at value ††††	–	–
Options and Swaptions written, at value ^^	–	–
Due to broker	–	–
Reverse repurchase agreements	–	–
Payable for Variation Margin on Swap Contracts	–	–
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	9	41
Chief Compliance Officer fees payable	1	2
Interest payable	–	–
Repurchase agreements payable	–	–
Accrued expense payable	13	24
Total Liabilities	4,283	402
Net Assets	$191,097	$384,120
† Cost of investments and repurchase agreements	$194,053	$381,415
†† Cost of affiliated investments	–	419
††† Cost of foreign currency	–	–
†††† Cost (premiums received)	–	–
^^ Premiums received from written options and swaptions	–	–
@Proceeds from securities sold short	–	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Liquid Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$669,721	$221,969	$–	$945,665	$531,507	$640,316	$490,634
3,882	20,100	–	–	–	–	–
112,020	34,873	185,832	293,403	7,189	84,175	11,297
–	12	2,339	1,166	379	463	–
31,163	221	–	8,376	3,989	–	1,446
3,280	–	–	–	230	–	56
8,388	–	16,130	69,538	1,701	5,827	3,780
–	–	–	–	–	1	–
–	26,594	–	–	–	–	–
–	1,709	–	2,768	949	2	2,580
122	35	22	149	71	97	112
97	7,512	–	5,871	11,167	13	986
293	1,573	–	7,125	5,311	1,722	378
–	2	–	3,955	196	–	1,269
1,544	–	–	2,722	22	–	117
640	–	586	1,969	83	577	226
2,772	4	–	–	33	171	–
–	47	–	408	150	–	–
12	5	–	26	10	12	9
833,934	314,656	204,909	1,343,141	562,987	733,376	512,890

–	4,112	–	2,626	4,318	625	1,491
–	–	–	–	360	–	–
500	215	195	1,420	484	431	569
196	66	50	272	104	140	55
148	53	38	252	34	111	40
–	40,973	–	–	–	77,531	–
–	–	–	610	223	–	–
3,695	–	–	–	8	–	107
–	–	–	–	–	1,330	–
–	–	–	–	–	71,238	–
1,108	–	–	–	73	4	47
–	–	743	5,919	332	670	948
–	–	–	9	12	–	–
–	4	–	3,047	726	38	1,604
124	171	78	691	191	158	150
3	1	1	5	2	2	2
–	–	60	20	–	–	–
–	–	–	–	–	750	–
49	32	11	119	99	63	36
5,823	45,627	1,176	14,990	6,966	153,091	5,049
$828,111	$269,029	$203,733	$1,328,151	$556,021	$580,285	$507,841
$245,306	$221,748	$–	$938,725	$530,103	$549,887	$487,715
3,882	20,100	–	–	–	–	–
–	1,661	–	4,460	900	–	2,471
–	–	–	–	–	61	–
(2,600)	(3)	–	–	(22)	–	(369)
–	(39,683)	–	–	–	(74,319)	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

September 30, 2024

	Tax-Free Conservative Income Fund		Real Return Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$190,977		$395,955
Total distributable earnings (accumulated losses)	120		(11,835)
Net Assets	$191,097		$384,120
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.01		$9.69
	($182,222,493 ÷ 18,208,879 shares	)	($359,045,787 ÷ 37,066,265 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.03		$9.73
	($8,874,082 ÷ 884,948 shares	)	($25,073,947 ÷ 2,576,290 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Liquid Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund

$355,271		$275,786		$194,405		$2,075,683		$609,194		$747,348		$479,040
472,840		(6,757)		9,328		(747,532)		(53,173)		(167,063)		28,801
$828,111		$269,029		$203,733		$1,328,151		$556,021		$580,285		$507,841
$17.80		$9.96		$10.62		$7.62		$10.12		$8.05		$10.59
($738,816,647 ÷ 41,500,987 shares	)	($262,759,978 ÷ 26,375,208 shares	)	($183,858,307 ÷ 17,318,167 shares	)	($1,237,191,721 ÷ 162,263,550 shares	)	($417,955,362 ÷ 41,310,868 shares	)	($543,236,201 ÷ 67,456,352 shares	)	($482,546,495 ÷ 45,547,312 shares	)
$17.88		$9.97		$10.64		$7.71		$10.12		$8.06		$10.62
($89,293,861 ÷ 4,993,860 shares	)	($6,269,520 ÷ 628,968 shares	)	($19,874,422 ÷ 1,867,352 shares	)	($90,959,103 ÷ 11,800,018 shares	)	($138,065,418 ÷ 13,648,375 shares	)	($37,048,969 ÷ 4,597,824 shares	)	($25,294,426 ÷ 2,382,792 shares	)

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS  ($ Thousands)

For the year ended September 30, 2024

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$26,963	$37,865	$11,259
Income from affiliated investments(1)	715	582	1,106
Interest income	–	–	1,842
Security lending income - net(1) (2)	31	18	3
Less: foreign taxes withheld	(88)	(215)	(33)
Total Investment Income	27,621	38,250	14,177
Expenses:
Investment advisory fees	6,434	4,561	5,799
Administration fees	4,882	3,910	4,347
Shareholder servicing fees Class F	3,979	2,967	3,273
Shareholder servicing fees Class I	–	4	6
Trustees' fees	40	32	35
Chief compliance officer fees	14	11	12
Administration servicing fees Class I	–	4	6
Printing fees	153	124	137
Professional fees	106	85	96
Custodian/Wire agent fees	94	74	82
Registration fees	75	58	62
Pricing fees	23	18	20
Proxy fees	3	3	3
Other expenses	24	19	21
Total Expenses	15,827	11,870	13,899
Less:
Waiver of investment advisory fees	(454)	(311)	(1,066)
Waiver of shareholder servicing fees Class F	(32)	(24)	(26)
Waiver of shareholder servicing fees Class I	–	–	(1)
Waiver of administration fees	(761)	(185)	(206)
Net Expenses	14,580	11,350	12,600
Net Investment Income (Loss)	13,041	26,900	1,577
Net Realized Gain (Loss) on:
Investments	237,076	79,367	258,211
Affiliated investments	(1)	(3)	–
Futures contracts	2,323	1,426	3,115
Swap contracts	–	–	12,785
Net Realized Gain (Loss)	239,398	80,790	274,111
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	210,349	183,565	233,570
Affiliated investments	–	5	–
Futures contracts	352	90	233
Swap contracts	–	–	3,005
Net Change in Unrealized Appreciation (Depreciation)	210,701	183,660	236,808
Net Increase in Net Assets Resulting from Operations	$463,140	$291,350	$512,496

(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.
*	Includes realized gains as a result of in-kind transactions (see Note 13 in the Notes to Financial Statements).

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS  ($ Thousands)

For the year ended September 30, 2024

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$15,342	$69,761	$13,954	$9,281	$8,023	$2,559	$12,029
1,192	1,288	952	285	181	195	452
–	–	–	4	–	3	6
21	539	–	10	61	85	9
(2)	(313)	(4)	(33)	(31)	(8)	(52)
16,553	71,275	14,902	9,547	8,234	2,834	12,444

553	16,393	295	3,658	2,304	2,181	5,406
3,319	8,971	2,160	1,688	1,064	1,007	2,495
2,766	8,841	2,439	1,334	777	754	1,805
–	–	16	–	1	1	–
27	99	24	14	9	8	20
9	35	8	5	3	3	7
–	–	16	–	1	1	–
106	393	95	54	34	33	80
74	270	66	37	23	22	55
63	232	56	32	20	19	47
46	175	39	24	16	14	36
22	54	16	12	8	7	15
3	3	3	3	3	3	3
129	60	117	8	5	5	12
7,117	35,526	5,350	6,869	4,268	4,058	9,981

(332)	–	(98)	(424)	(277)	(364)	(639)
(1,660)	(71)	(1,951)	(11)	(6)	(6)	(217)
–	–	(3)	–	–	–	–
(2,330)	(291)	(791)	(77)	(48)	(35)	(113)
2,795	35,164	2,507	6,357	3,937	3,653	9,012
13,758	36,111	12,395	3,190	4,297	(819)	3,432

35,197	458,740 *	96,483	50,689	42,614	38,223	90,755
(2)	3	–	–	2	–	(9)
4,353	4,043	4,441	171	288	(71)	399
–	–	–	–	–	–	–
39,548	462,786	100,924	50,860	42,904	38,152	91,145

277,615	529,771	184,027	76,211	27,202	48,931	106,502
25	(22)	–	(1)	(3)	4	–
1,010	901	1,376	24	45	43	58
–	–	–	–	–	–	–
278,650	530,650	185,403	76,234	27,244	48,978	106,560
$331,956	$1,029,547	$298,722	$130,284	$74,445	$86,311	$201,137

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS  ($ Thousands)

For the year ended September 30, 2024

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$1,265	$17,599	$23,344
Income from affiliated investments(1)	78	502	421
Interest income	–	–	243
Security lending income - net(1) (2)	–	18	66
Less: foreign taxes withheld	(3)	(86)	(892)
Total Investment Income	1,340	18,033	23,182
Expenses:
Investment advisory fees	329	4,306	5,301
Administration fees	247	2,012	2,447
Shareholder servicing fees Class F	188	1,256	1,747
Shareholder servicing fees Class I	1	2	1
Trustees' fees	2	17	20
Chief compliance officer fees	1	6	7
Administration servicing fees Class I	1	2	1
Printing fees	8	58	77
Professional fees	5	41	53
Custodian/Wire agent fees	5	38	96
Pricing fees	4	13	15
Registration fees	3	34	36
Proxy fees	3	3	3
Repo Interest	–	–	–
Other expenses	2	10	12
Total Expenses	799	7,798	9,816
Less:
Waiver of investment advisory fees	–	(1,729)	(881)
Waiver of shareholder servicing fees Class F	(2)	(10)	(14)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(1)	(422)	(136)
Net Expenses	796	5,637	8,785
Net Investment Income	544	12,396	14,397
Net Realized Gain (Loss) on:
Investments	7,000	77,309	42,403
Affiliated investments	–	1	(4)
Futures contracts	171	1,002	1,140
Foreign currency translation	–	1	26
Forward foreign currency contracts	–	–	(2,146)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Net Realized Gain (Loss)	7,171	78,313	41,419
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,718	58,675	109,682
Affiliated investments	–	–	1
Futures contracts	8	309	279
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	2	166
Forward foreign currency contracts	–	–	(2,649)
Net Change in Unrealized Appreciation (Depreciation)	12,726	58,986	107,479
Net Increase in Net Assets Resulting from Operations	$20,441	$149,695	$163,295

(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS  ($ Thousands)

For the year ended September 30, 2024

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund

$14,389	$12,439	$2,108	$–	$1,108	$–	$–
650	157	38	5,221	1,549	23	–
–	115	–	156,810	110,957	34,451	6,240
13	41	1	312	–	–	–
(64)	(824)	(2)	(5)	–	–	–
14,988	11,928	2,145	162,338	113,614	34,474	6,240

5,212	1,960	467	9,689	5,868	623	177
2,437	1,201	216	5,902	2,408	1,246	355
1,762	611	146	7,834	2,588	1,530	426
–	–	–	7	–	–	–
20	7	2	85	29	15	4
7	3	1	31	10	6	2
–	–	–	7	–	–	–
76	28	7	338	111	67	17
52	19	5	230	75	42	11
46	80	4	199	68	35	10
11	8	1	594	249	25	9
38	14	3	154	56	21	8
3	3	3	3	3	3	3
–	–	–	–	11	–	–
12	4	1	51	17	9	3
9,676	3,938	856	25,124	11,493	3,622	1,025

(1,696)	(719)	(63)	(2,680)	(918)	(249)	(71)
(14)	(5)	(1)	(63)	(21)	(918)	(256)
–	–	–	(1)	–	–	–
(150)	–	–	–	(218)	(578)	(166)
7,816	3,214	792	22,380	10,336	1,877	532
7,172	8,714	1,353	139,958	103,278	32,597	5,708

120,667	12,445	1,598	(36,340)	(40,691)	(1)	–
–	(3)	–	(141)	–	–	–
1,454	339	–	1,344	–	–	–
23	80	–	(1,675)	–	–	–
–	(24)	–	(2,937)	(12)	–	–
–	–	–	(8,846)	–	–	–
–	–	–	9,334	–	–	–
–	–	–	10,535	–	–	–
122,144	12,837	1,598	(28,726)	(40,703)	(1)	–

79,340	37,455	19,092	289,752	98,402	463	153
5	(3)	1	(71)	–	–	–
263	4	–	8,789	–	–	–
–	–	–	(479)	–	–	–
–	–	–	950	–	–	–
–	–	–	(12,514)	–	–	–
–	161	–	215	–	–	–
–	–	–	522	(8)	–	–
79,608	37,617	19,093	287,164	98,394	463	153
$208,924	$59,168	$22,044	$398,396	$160,969	$33,059	$5,861

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS  ($ Thousands)

For the year ended September 30, 2024

	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$–	$8,813
Income from affiliated investments(1)	50	323
Interest income	13,651	5,973
Less: foreign taxes withheld	–	(2)
Total Investment Income	13,701	15,107
Expenses:
Shareholder servicing fees Class F	721	1,768
Investment advisory fees	676	4,584
Administration fees	615	2,292
Trustees' fees	7	19
Chief compliance officer fees	3	7
Printing fees	34	74
Professional fees	23	52
Custodian/Wire agent fees	17	16
Registration fees	10	31
Pricing fees	6	14
Proxy fees	3	3
Offering cost(2)	–	–
Dividend and interest expense on securities sold short	–	–
Interest expense	–	–
Other expenses	5	11
Total Expenses	2,120	8,871
Less:
Waiver of investment advisory fees	(276)	(3,161)
Waiver of shareholder servicing fees Class F	(433)	–
Waiver of administration fees	(36)	(99)
Net Expenses	1,375	5,611
Net Investment Income	12,326	9,496
Net Realized Gain (Loss) on:
Investments	(4,544)	44,653
Securities sold short	–	–
Futures contracts	–	19,897
Foreign currency translation	–	(14)
Forward foreign currency contracts	–	2,399
Purchased options and swaptions	–	(7,956)
Written options and swaptions	–	2,883
Swap contracts	–	(4,015)
Net Realized Gain (Loss)	(4,544)	57,847
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	15,069	133,442
Securities sold short	–	–
Futures contracts	–	6,116
Purchased options and swaptions	–	(5,089)
Written options and swaptions	–	(890)
Swap contracts	–	6,989
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(147)
Forward foreign currency contracts	–	–
Net Change in Unrealized Appreciation (Depreciation)	15,069	140,421
Net Increase in Net Assets Resulting from Operations	$22,851	$207,764

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 2 in the Notes to the Financial Statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS  ($ Thousands)

For the year ended September 30, 2024

Multi-Strategy Alternative Fund	Liquid Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$2,921	$–	$1,986	$4,032	$4,418	$175
2,502	–	–	–	–	–
17,649	6,246	70,899	40,805	30,935	24,411
(3)	–	(118)	(261)	(7)	(24)
23,069	6,246	72,767	44,576	35,346	24,562

749	292	3,659	1,159	1,473	1,283
4,678	654	11,699	3,571	3,425	2,159
936	393	4,611	1,786	1,868	1,619
8	3	39	15	16	13
3	1	13	5	5	5
26	17	129	53	55	48
19	12	91	36	39	34
18	7	99	55	36	35
16	3	85	30	32	26
63	1	43	182	76	14
3	3	3	3	3	3
–	35	–	–	–	–
1,141	–	–	–	1,336	–
3,055	–	–	–	4,834	–
5	2	22	9	9	8
10,720	1,423	20,493	6,904	13,207	5,247

(2,327)	(52)	(1,714)	(1,074)	(1,357)	(216)
(6)	–	–	(695)	–	(770)
–	(26)	(728)	(486)	(140)	(926)
8,387	1,345	18,051	4,649	11,710	3,335
14,682	4,901	54,716	39,927	23,636	21,227

13,985	–	(4,033)	(33,265)	20,809	13,512
(2,467)	–	–	–	(10,415)	–
–	1,819	76,209	(323)	(12,528)	16,427
89	–	(1,668)	(198)	(158)	251
(4)	–	(5,383)	476	62	4,102
(181)	–	–	(204)	(397)	(356)
84	–	–	136	200	285
(358)	–	(287)	544	72	768
11,148	1,819	64,838	(32,834)	(2,355)	34,989

8,375	–	44,301	81,948	27,239	(6,880)
(1,891)	–	–	–	(11,709)	–
–	2,811	79,943	4,091	2,783	4,509
(24)	–	–	(123)	30	(407)
(1)	–	–	57	(12)	241
64	–	2,373	(451)	(2,453)	1,033
46	–	(2,396)	48	122	43
(13)	–	(5,551)	(931)	(145)	(2,824)
6,556	2,811	118,670	84,639	15,855	(4,285)
$32,386	$9,531	$238,224	$91,732	$37,136	$51,931

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$13,041	$15,275	$26,900	$28,531	$1,577	$1,954
Capital gain distribution from investment	—	—	—	2	—	1
Net realized gain (loss)	239,398	85,400	80,790	64,916	274,111	199,090
Net change in unrealized appreciation	210,701	181,315	183,660	84,239	236,808	119,632
Net Increase in Net Assets Resulting from Operations	463,140	281,990	291,350	177,688	512,496	320,677
Distributions:
Class F:	(105,193)	(156,649)	(77,983)	(108,845)	(187,335)	(84,295)
Class I:	N/A	N/A	(92)	(194)	(329)	(172)
Class Y:	(3,616)	(5,047)	(8,363)	(17,435)	(21,119)	(14,333)
Total Distributions	(108,809)	(161,696)	(86,438)	(126,474)	(208,783)	(98,800)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	183,485	143,127	143,161	144,314	133,764	119,961
Reinvestment of dividends & distributions	96,796	143,702	73,146	102,063	174,087	78,819
Cost of shares redeemed	(599,104)	(358,101)	(246,001)	(245,449)	(367,695)	(309,092)
Net increase (decrease) from Class F transactions	(318,823)	(71,272)	(29,694)	928	(59,844)	(110,312)
Class I:
Proceeds from shares issued	N/A	N/A	117	56	431	234
Reinvestment of dividends & distributions	N/A	N/A	75	167	281	154
Cost of shares redeemed	N/A	N/A	(350)	(1,103)	(830)	(878)
Net increase (decrease) from Class I transactions	N/A	N/A	(158)	(880)	(118)	(490)
Class Y:
Proceeds from shares issued	12,916	8,576	9,637	16,590	9,312	16,998
Reinvestment of dividends & distributions	3,345	4,721	7,809	17,185	19,657	14,135
Cost of shares redeemed	(17,535)	(14,332)	(63,511)	(92,870)	(67,462)	(105,352)
Net increase (decrease) from Class Y transactions	(1,274)	(1,035)	(46,065)	(59,095)	(38,493)	(74,219)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(320,097)	(72,307)	(75,917)	(59,047)	(98,455)	(185,021)
Net Increase (Decrease) in Net Assets	34,234	47,987	128,995	(7,833)	205,258	36,856
Net Assets
Beginning of year	1,617,891	1,569,904	1,236,527	1,244,360	1,336,600	1,299,744
End of year	$1,652,125	$1,617,891	$1,365,522	$1,236,527	$1,541,858	$1,336,600

(1)	See Note 7 in Notes to Financial Statements for additional information.
*	Includes redemptions as a result of in-kind transactions (see Note 13 in the Notes to Financial Statements).

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund
2024	2023	2024	2023	2024	2023	2024	2023

$13,758	$13,975	$36,111	$39,675	$12,395	$11,684	$3,190	$1,664
—	—	—	1	—	—	—	—
39,548	(6,301)	462,786	184,967	100,924	32,947	50,860	21,007
278,650	178,222	530,650	427,902	185,403	108,549	76,234	33,750
331,956	185,896	1,029,547	652,545	298,722	153,180	130,284	56,421

(14,147)	(14,021)	(172,387)	(216,575)	(41,925)	(77,333)	(20,317)	(4,593)
N/A	N/A	N/A	N/A	(238)	(501)	N/A	N/A
N/A	N/A	(28,655)	(29,803)	N/A	N/A	(1,054)	(249)
(14,147)	(14,021)	(201,042)	(246,378)	(42,163)	(77,834)	(21,371)	(4,842)

198,055	175,567	348,311	173,756	75,549	120,412	105,485	48,325
13,491	13,307	146,236	184,450	36,687	68,757	18,986	4,270
(355,013)	(253,064)	(724,439)*	(631,354)	(205,553)	(143,644)	(164,062)	(100,400)
(143,467)	(64,190)	(229,892)	(273,148)	(93,317)	45,525	(39,591)	(47,805)

N/A	N/A	N/A	N/A	1,321	2,547	N/A	N/A
N/A	N/A	N/A	N/A	208	442	N/A	N/A
N/A	N/A	N/A	N/A	(1,481)	(3,222)	N/A	N/A
N/A	N/A	N/A	N/A	48	(233)	N/A	N/A

N/A	N/A	20,296	106,149	N/A	N/A	20,125	6,683
N/A	N/A	24,806	27,562	N/A	N/A	945	236
N/A	N/A	(80,664)	(88,872)	N/A	N/A	(8,025)	(5,879)
N/A	N/A	(35,562)	44,839	N/A	N/A	13,045	1,040
(143,467)	(64,190)	(265,454)	(228,309)	(93,269)	45,292	(26,546)	(46,765)
174,342	107,685	563,051	177,858	163,290	120,638	82,367	4,814

1,009,373	901,688	3,788,156	3,610,298	866,005	745,367	519,328	514,514
$1,183,715	$1,009,373	$4,351,207	$3,788,156	$1,029,295	$866,005	$601,695	$519,328

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$4,297	$4,694	$(819)	$(1,021)	$3,432	$3,713
Net realized gain (loss)	42,904	7,589	38,152	(12,598)	91,145	20,760
Net change in unrealized appreciation (depreciation)	27,244	36,943	48,978	36,996	106,560	56,592
Net Increase in Net Assets Resulting from Operations	74,445	49,226	86,311	23,377	201,137	81,065
Distributions:
Class F:	(9,597)	(17,913)	—	(140)	(22,245)	(6,859)
Class I:	(15)	(49)	—	—	N/A	N/A
Class Y:	(1,529)	(3,645)	—	(104)	(3,572)	(1,114)
Total Distributions	(11,141)	(21,607)	—	(244)	(25,817)	(7,973)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	36,536	33,742	37,909	31,851	47,340	55,669
Reinvestment of dividends & distributions	8,931	16,689	—	130	18,896	5,842
Cost of shares redeemed	(70,915)	(66,384)	(62,048)	(53,753)	(121,350)	(147,076)
Net decrease from Class F transactions	(25,448)	(15,953)	(24,139)	(21,772)	(55,114)	(85,565)
Class I:
Proceeds from shares issued	17	35	80	121	N/A	N/A
Reinvestment of dividends & distributions	12	44	—	—	N/A	N/A
Cost of shares redeemed	(86)	(470)	(148)	(683)	N/A	N/A
Net increase (decrease) from Class I transactions	(57)	(391)	(68)	(562)	N/A	N/A
Class Y:
Proceeds from shares issued	2,237	10,097	2,584	7,367	9,034	21,808
Reinvestment of dividends & distributions	1,360	3,519	—	100	3,077	1,020
Cost of shares redeemed	(16,752)	(29,680)	(8,370)	(10,177)	(17,904)	(17,984)
Net increase (decrease) from Class Y transactions	(13,155)	(16,064)	(5,786)	(2,710)	(5,793)	4,844
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(38,660)	(32,408)	(29,993)	(25,044)	(60,907)	(80,721)
Net Increase (Decrease) in Net Assets	24,644	(4,789)	56,318	(1,911)	114,413	(7,629)
Net Assets
Beginning of year	343,050	347,839	308,042	309,953	773,120	780,749
End of year	$367,694	$343,050	$364,360	$308,042	$887,533	$773,120

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund
2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

$544	$462	$12,396	$14,726	$14,397	$14,679	$7,172	$8,629	$8,714	$8,987
7,171	(2,683)	78,313	72,322	41,419	27,465	122,144	100,515	12,837	(9,497)
12,726	10,385	58,986	(2,484)	107,479	58,320	79,608	(13,169)	37,617	60,591
20,441	8,164	149,695	84,564	163,295	100,464	208,924	95,975	59,168	60,081

(379)	(499)	(67,170)	(69,027)	(36,445)	(73,644)	(94,844)	(51,719)	(8,206)	(7,560)
(1)	(2)	(71)	(56)	(27)	(46)	N/A	N/A	N/A	N/A
(44)	(38)	(21,449)	(17,547)	(6,802)	(11,197)	(14,617)	(5,716)	(2,081)	(1,396)
(424)	(539)	(88,690)	(86,630)	(43,274)	(84,887)	(109,461)	(57,435)	(10,287)	(8,956)

8,889	11,051	61,561	88,799	220,616	87,777	38,491	68,223	16,853	50,744
353	464	58,267	58,465	30,528	62,439	77,623	42,102	7,051	6,387
(22,439)	(14,291)	(268,138)	(211,518)	(291,337)	(211,642)	(170,017)	(233,709)	(66,363)	(101,616)
(13,197)	(2,776)	(148,310)	(64,254)	(40,193)	(61,426)	(53,903)	(123,384)	(42,459)	(44,485)

44	10	7	—	2	—	N/A	N/A	N/A	N/A
1	2	71	55	27	45	N/A	N/A	N/A	N/A
(134)	(50)	(9)	—	—	—	N/A	N/A	N/A	N/A
(89)	(38)	69	55	29	45	N/A	N/A	N/A	N/A

4,679	918	21,831	35,141	13,888	35,591	6,732	37,706	2,085	28,774
44	38	18,832	15,492	5,748	9,232	11,006	4,945	1,575	1,292
(1,619)	(518)	(50,011)	(37,085)	(36,061)	(33,751)	(22,526)	(18,214)	(11,296)	(21,579)
3,104	438	(9,348)	13,548	(16,425)	11,072	(4,788)	24,437	(7,636)	8,487
(10,182)	(2,376)	(157,589)	(50,651)	(56,589)	(50,309)	(58,691)	(98,947)	(50,095)	(35,998)
9,835	5,249	(96,584)	(52,717)	63,432	(34,732)	40,772	(60,407)	(1,214)	15,127

74,243	68,994	744,725	797,442	781,654	816,386	805,267	865,674	307,731	292,604
$84,078	$74,243	$648,141	$744,725	$845,086	$781,654	$846,039	$805,267	$306,517	$307,731

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$1,353	$1,208	$139,958	$124,711	$103,278	$93,713
Net realized gain (loss)	1,598	392	(28,726)	(240,595)	(40,703)	(71,507)
Net change in unrealized appreciation	19,093	680	287,164	141,414	98,394	93,008
Net Increase in Net Assets Resulting from Operations	22,044	2,280	398,396	25,530	160,969	115,214
Distributions:
Class F:	(1,425)	(2,988)	(118,352)	(105,097)	(111,376)	(159,073)
Class I:	(4)	(8)	(100)	(92)	—	—
Class Y:	(368)	(709)	(15,508)	(14,887)	(18,122)	(22,895)
Return of Capital:
Class F	—	—	(5,364)	—	(16,218)	(15,784)
Class I	—	—	(5)	—	—	—
Class Y	—	—	(694)	—	(2,776)	(2,423)
Total Distributions	(1,797)	(3,705)	(140,023)	(120,076)	(148,492)	(200,175)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	5,334	7,178	802,804	484,446	256,473	194,492
Reinvestment of dividends & distributions	1,272	2,675	113,765	96,494	114,699	154,550
Cost of shares redeemed	(14,698)	(14,747)	(872,380)	(723,326)	(458,497)	(316,778)
Net increase (decrease) from Class F transactions	(8,092)	(4,894)	44,189	(142,386)	(87,325)	32,264
Class I:
Proceeds from shares issued	1	1	304	188	—	—
Reinvestment of dividends & distributions	4	8	81	67	—	1
Cost of shares redeemed	(1)	—	(361)	(907)	(1)	—
Net increase (decrease) from Class I transactions	4	9	24	(652)	(1)	1
Class Y:
Proceeds from shares issued	1,240	1,450	68,244	108,262	46,750	55,587
Reinvestment of dividends & distributions	364	691	15,634	14,522	20,445	24,773
Cost of shares redeemed	(4,031)	(2,788)	(98,537)	(135,428)	(51,678)	(73,565)
Net increase (decrease) from Class Y transactions	(2,427)	(647)	(14,659)	(12,644)	15,517	6,795
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(10,515)	(5,532)	29,554	(155,682)	(71,809)	39,060
Net Increase (Decrease) in Net Assets	9,732	(6,957)	287,927	(250,228)	(59,332)	(45,901)
Net Assets
Beginning of year	68,206	75,163	3,355,468	3,605,696	1,229,003	1,274,904
End of year	$77,938	$68,206	$3,643,395	$3,355,468	$1,169,671	$1,229,003

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
2024	2023	2024	2023	2024	2023	2024	2023

$32,597	$18,702	$5,708	$4,638	$12,326	$5,304	$9,496	$8,708
(1)	14	—	—	(4,544)	(7,801)	57,847	52,681
463	11	153	108	15,069	8,424	140,421	47,536
33,059	18,727	5,861	4,746	22,851	5,927	207,764	108,925

(32,061)	(18,067)	(5,452)	(4,512)	(10,644)	(10,924)	(59,917)	(79,107)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(586)	(609)	(231)	(126)	(683)	(784)	(3,873)	(4,735)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(32,647)	(18,676)	(5,683)	(4,638)	(11,327)	(11,708)	(63,790)	(83,842)

616,288	365,408	96,251	52,126	234,544	40,950	145,421	73,864
25,958	14,691	4,250	3,680	9,155	8,963	55,911	73,416
(395,144)	(261,048)	(82,371)	(68,797)	(78,872)	(102,122)	(235,878)	(128,344)
247,102	119,051	18,130	(12,991)	164,827	(52,209)	(34,546)	18,936

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

7,276	6,694	11,725	2,221	15,410	3,939	49,282	8,790
547	570	215	117	657	738	3,776	4,616
(12,868)	(7,343)	(7,046)	(3,260)	(5,978)	(6,781)	(17,112)	(8,146)
(5,045)	(79)	4,894	(922)	10,089	(2,104)	35,946	5,260
242,057	118,972	23,024	(13,913)	174,916	(54,313)	1,400	24,196
242,469	119,023	23,202	(13,805)	186,440	(60,094)	145,374	49,279

479,303	360,280	167,895	181,700	197,680	257,774	682,737	633,458
$721,772	$479,303	$191,097	$167,895	$384,120	$197,680	$828,111	$682,737

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	Multi-Strategy Alternative Fund		Liquid Alternative Fund
	2024	2023	2024	2023 (1)
Operations:
Net investment income	$14,682	$15,304	$4,901	$108
Net realized gain (loss)	11,148	(6,235)	1,819	(52)
Net change in unrealized appreciation (depreciation)	6,556	11,759	2,811	132
Net Increase in Net Assets Resulting from Operations	32,386	20,828	9,531	188
Distributions:
Class F:	(14,660)	(8,221)	(111)	—
Class Y:	(629)	(190)	(280)	—
Return of Capital:
Class F	—	—	—	—
Class Y	—	—	—	—
Total Distributions	(15,289)	(8,411)	(391)	—
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	19,847	36,509	203,720	527
Reinvestment of dividends & distributions	13,135	7,370	78	—
Cost of shares redeemed	(140,961)	(96,545)	(29,030)	—
Net increase (decrease) from Class F transactions	(107,979)	(52,666)	174,768	527
Class Y:
Proceeds from shares issued	1,577	7,604	11,292	11,651
Reinvestment of dividends & distributions	602	176	280	—
Cost of shares redeemed	(10,851)	(1,893)	(3,105)	(1,008)
Net increase (decrease) from Class Y transactions	(8,672)	5,887	8,467	10,643
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(116,651)	(46,779)	183,235	11,170
Net Increase (Decrease) in Net Assets	(99,554)	(34,362)	192,375	11,358
Net Assets
Beginning of year	368,583	402,945	11,358	—
End of year	$269,029	$368,583	$203,733	$11,358

(1)	Commenced operations on June 30, 2023.
(2)	See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
2024	2023	2024	2023	2024	2023	2024	2023

$54,716	$65,399	$39,927	$45,447	$23,636	$25,451	$21,227	$20,974
64,838	(113,649)	(32,834)	(23,369)	(2,355)	(42,391)	34,989	(10,868)
118,670	106,191	84,639	33,553	15,855	29,107	(4,285)	16,299
238,224	57,941	91,732	55,631	37,136	12,167	51,931	26,405

(20,226)	(179,960)	(30,788)	(39,438)	(22,723)	(84,359)	(21,077)	(11,392)
(1,252)	(10,363)	(8,881)	(9,773)	(1,270)	(4,142)	(1,083)	(616)

(16,112)	—	—	—	—	—	—	—
(998)	—	—	—	—	—	—	—
(38,588)	(190,323)	(39,669)	(49,211)	(23,993)	(88,501)	(22,160)	(12,008)

129,200	231,510	44,256	71,594	57,969	83,175	45,691	77,998
32,886	162,704	25,843	33,770	20,689	76,463	16,281	8,961
(892,797)	(371,773)	(224,990)	(146,576)	(196,504)	(221,183)	(159,782)	(174,917)
(730,711)	22,441	(154,891)	(41,212)	(117,846)	(61,545)	(97,810)	(87,958)

14,061	36,023	16,856	20,808	11,131	7,712	1,667	3,204
2,165	10,041	8,719	9,191	1,224	4,022	1,031	590
(38,228)	(87,982)	(26,558)	(41,539)	(7,060)	(12,289)	(8,388)	(7,469)
(22,002)	(41,918)	(983)	(11,540)	5,295	(555)	(5,690)	(3,675)
(752,713)	(19,477)	(155,874)	(52,752)	(112,551)	(62,100)	(103,500)	(91,633)
(553,077)	(151,859)	(103,811)	(46,332)	(99,408)	(138,434)	(73,729)	(77,236)

1,881,228	2,033,087	659,832	706,164	679,693	818,127	581,570	658,806
$1,328,151	$1,881,228	$556,021	$659,832	$580,285	$679,693	$507,841	$581,570

SEI Institutional Managed Trust

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

September 30, 2024

Multi-Asset Inflation Managed Fund
Cash Flows Provided By Operating Activities:
Net Increase in Net Assets Resulting from Operations	$37,136
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchase of Investment Securities	(473,425)
Proceeds from Disposition of Investment Securities	672,774
Proceeds from Securities Sold Short	(51,763)
Purchases to Cover Securities Sold Short	21,398
Purchased options and purchases to cover written options	(91)
Proceeds from sale of options and expired options	(78)
Amortization (Accretion of Market Discount)	(15,539)
Net Realized (Gain) Loss on:
Investments, Options and Securities Sold Short	(10,197)
Net Change in Unrealized (Appreciation) Depreciation on:
Investments, Options and Securities Sold Short	(15,548)
Changes in Assets:
Receivable for Investment Securities Sold	487
Dividends and Interest Receivable	257
Receivable for Variation Margin on Futures	194
Receivable for Variation Margin on Swaps	(143)
Unrealized Gain on Forward Foreign Currency Contracts	107
Due from Broker	(463)
Prepaid expenses	3
Changes in Liabilities:
OTC Swap Contracts, at Value	(100)
Payable for Investment Securities Purchased	(505)
Payable for Variation Margin on Futures	(987)
Payable for Variation Margin on Swaps	(136)
Shareholder Servicing Fees Payable	(24)
Unrealized Loss on Forward Foreign Currency Contracts	38
Investment Advisory Fees Payable	(30)
Administration Fees Payable	(11)
CCO Fees Payable	1
Accrued Expense Payable	(24)
Due to Broker	1,330
Repurchase Agreements Payable	281
Reverse Repurchase Agreements	(55,251)
Net Cash Provided by Operating Activities	109,691
Cash Flows Used In Financing Activities
Dividends and Distributions	(23,993)
Reinvestment of Dividends and Distributions	21,913
Proceeds from Shares Issued	69,351
Cost of Shares Redeemed	(203,512)
Net Cash Used In Financing Activities	(136,241)
Net Change in Cash, Restricted Cash, and Foreign Currency	(26,550)
Cash, Restricted Cash, and Foreign Currency at Beginning of Year	$116,555
Cash, Restricted Cash, and Foreign Currency at End of Year	$90,005
Supplemental Disclosure of Cash Flow Information Interest paid	$4,834

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F
2024	$13.55	$0.12	$4.07	$4.19	$(0.12)	$(0.83)	$(0.95)	$16.79	32.33%	$1,588,186	0.89%	0.97%	0.78%	34%
2023	12.66	0.12	2.09	2.21	(0.09)	(1.23)	(1.32)	13.55	18.19	1,565,195	0.89	0.97	0.89	26
2022	17.51	0.12	(2.62)	(2.50)	(0.10)	(2.25)	(2.35)	12.66	(17.25)	1,519,963	0.89	0.95	0.75	39
2021	13.95	0.10	4.00	4.10	(0.12)	(0.42)	(0.54)	17.51	29.93	2,050,558	0.89	0.95	0.63	33
2020	13.94	0.16	0.89	1.05	(0.18)	(0.86)	(1.04)	13.95	7.67	1,944,209	0.89	0.96	1.16	63
Class Y
2024	$13.57	$0.15	$4.08	$4.23	$(0.16)	$(0.83)	$(0.99)	$16.81	32.61%	$63,939	0.65%	0.72%	1.02%	34%
2023	12.66	0.15	2.11	2.26	(0.12)	(1.23)	(1.35)	13.57	18.59	52,696	0.64	0.72	1.14	26
2022	17.52	0.15	(2.62)	(2.47)	(0.14)	(2.25)	(2.39)	12.66	(17.08)	49,941	0.64	0.70	0.95	39
2021	13.95	0.15	4.00	4.15	(0.16)	(0.42)	(0.58)	17.52	30.33	109,909	0.64	0.70	0.88	33
2020	13.95	0.19	0.89	1.08	(0.22)	(0.86)	(1.08)	13.95	7.86	103,168	0.64	0.71	1.41	63
Large Cap Value Fund
Class F
2024	$23.86	$0.52	$5.21	$5.73	$(0.43)	$(1.27)	$(1.70)	$27.89	25.09%	$1,268,429	0.89%	0.93%	2.04%	15%
2023	23.02	0.52	2.70	3.22	(0.61)	(1.77)	(2.38)	23.86	14.03	1,110,985	0.89	0.93	2.11	22
2022	27.27	0.49	(3.07)	(2.58)	(0.48)	(1.19)	(1.67)	23.02	(10.30)	1,068,126	0.89	0.93	1.81	24
2021	20.11	0.46	7.16	7.62	(0.46)	—	(0.46)	27.27	38.21	1,322,518	0.89	0.93	1.80	29
2020	23.25	0.45	(2.70)	(2.25)	(0.46)	(0.43)	(0.89)	20.11	(9.96)	1,097,338	0.89	0.93	2.15	65
Class I
2024	$23.90	$0.47	$5.21	$5.68	$(0.37)	$(1.27)	$(1.64)	$27.94	24.81%	$1,393	1.11%	1.18%	1.83%	15%
2023	23.05	0.46	2.72	3.18	(0.56)	(1.77)	(2.33)	23.90	13.79	1,323	1.11	1.18	1.87	22
2022	27.30	0.43	(3.07)	(2.64)	(0.42)	(1.19)	(1.61)	23.05	(10.52)	2,111	1.11	1.18	1.57	24
2021	20.13	0.40	7.18	7.58	(0.41)	—	(0.41)	27.30	37.93	3,060	1.11	1.18	1.58	29
2020	23.27	0.41	(2.71)	(2.30)	(0.41)	(0.43)	(0.84)	20.13	(10.17)	2,454	1.11	1.18	1.93	65
Class Y
2024	$23.86	$0.58	$5.20	$5.78	$(0.49)	$(1.27)	$(1.76)	$27.88	25.36%	$95,700	0.64%	0.68%	2.30%	15%
2023	23.02	0.58	2.70	3.28	(0.67)	(1.77)	(2.44)	23.86	14.32	124,219	0.64	0.68	2.35	22
2022	27.27	0.56	(3.07)	(2.51)	(0.55)	(1.19)	(1.74)	23.02	(10.06)	174,123	0.64	0.68	2.06	24
2021	20.11	0.52	7.16	7.68	(0.52)	—	(0.52)	27.27	38.55	203,964	0.64	0.68	2.05	29
2020	23.26	0.51	(2.71)	(2.20)	(0.52)	(0.43)	(0.95)	20.11	(9.76)	148,423	0.64	0.68	2.40	65

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2024	$40.64	$0.04	$15.52	$15.56	$—	$(6.66)	$(6.66)	$49.54	42.71%	$1,405,182	0.89%	0.98%	0.09%	65%
2023	34.86	0.04	8.46	8.50	(0.04)	(2.68)	(2.72)	40.64	25.88	1,190,786	0.89	0.98	0.11	67
2022	51.97	(0.02)	(10.34)	(10.36)	(0.01)	(6.74)	(6.75)	34.86	(23.91)	1,110,117	0.89	0.97	(0.04)	61
2021	45.29	(0.13)	11.07	10.94	(0.03)	(4.23)	(4.26)	51.97	25.80	1,515,191	0.89	0.97	(0.26)	42
2020	35.79	0.04	11.63	11.67	(0.08)	(2.09)	(2.17)	45.29	34.07	1,395,858	0.89	0.98	0.11	58
Class I
2024	$38.86	$(0.06)	$14.75	$14.69	$—	$(6.66)	$(6.66)	$46.89	42.39%	$2,259	1.11%	1.23%	(0.14)%	65%
2023	33.49	(0.04)	8.10	8.06	(0.01)	(2.68)	(2.69)	38.86	25.61	1,913	1.11	1.23	(0.10)	67
2022	50.26	(0.13)	(9.90)	(10.03)	—	(6.74)	(6.74)	33.49	(24.08)	2,094	1.11	1.22	(0.30)	61
2021	43.99	(0.23)	10.73	10.50	—	(4.23)	(4.23)	50.26	25.53	4,178	1.11	1.22	(0.49)	42
2020	34.86	(0.04)	11.30	11.26	(0.04)	(2.09)	(2.13)	43.99	33.75	3,239	1.11	1.23	(0.12)	58
Class Y
2024	$40.91	$0.15	$15.65	$15.80	$—	$(6.66)	$(6.66)	$50.05	43.06%	$134,417	0.64%	0.73%	0.34%	65%
2023	35.03	0.14	8.50	8.64	(0.08)	(2.68)	(2.76)	40.91	26.22	143,901	0.64	0.73	0.37	67
2022	52.11	0.10	(10.41)	(10.31)	(0.03)	(6.74)	(6.77)	35.03	(23.73)	187,533	0.64	0.72	0.22	61
2021	45.35	(0.01)	11.08	11.07	(0.08)	(4.23)	(4.31)	52.11	26.10	223,901	0.64	0.72	(0.02)	42
2020	35.84	0.14	11.63	11.77	(0.17)	(2.09)	(2.26)	45.35	34.39	170,883	0.64	0.73	0.36	58
Large Cap Index Fund
Class F
2024	$15.02	$0.22	$5.04	$5.26	$(0.22)	$—	$(0.22)	$20.06	35.30%	$1,183,715	0.25%	0.64%	1.24%	4%
2023	12.60	0.20	2.42	2.62	(0.20)	—	(0.20)	15.02	20.90	1,009,373	0.25	0.63	1.38	7
2022	15.47	0.18	(2.82)	(2.64)	(0.18)	(0.05)	(0.23)	12.60	(17.38)	901,688	0.25	0.64	1.20	13
2021	11.98	0.17	3.48	3.65	(0.16)	—	(0.16)	15.47	30.64	1,090,118	0.25	0.64	1.18	9
2020	10.54	0.17	1.46	1.63	(0.17)	(0.02)	(0.19)	11.98	15.67	706,457	0.25	0.64	1.52	8
Tax-Managed Large Cap Fund
Class F
2024	$31.64	$0.30	$8.52	$8.82	$(0.31)	$(1.39)	$(1.70)	$38.76	28.77%	$3,751,577	0.89%	0.90%	0.85%	15%
2023	28.50	0.31	4.84	5.15	(0.32)	(1.69)	(2.01)	31.64	18.44	3,266,630	0.89	0.90	0.98	15
2022	35.12	0.31	(5.11)	(4.80)	(0.29)	(1.53)	(1.82)	28.50	(14.72)	3,182,189	0.89	0.89	0.91	22
2021	27.26	0.29	8.28	8.57	(0.30)	(0.41)	(0.71)	35.12	31.84	4,061,063	0.89	0.89	0.90	14
2020	27.53	0.31	1.80	2.11	(0.34)	(2.04)	(2.38)	27.26	7.84	3,368,577	0.89	0.91	1.19	40
Class Y
2024	$31.65	$0.38	$8.53	$8.91	$(0.39)	$(1.39)	$(1.78)	$38.78	29.12%	$599,630	0.64%	0.65%	1.10%	15%
2023	28.52	0.39	4.83	5.22	(0.40)	(1.69)	(2.09)	31.65	18.69	521,526	0.64	0.65	1.23	15
2022	35.14	0.40	(5.11)	(4.71)	(0.38)	(1.53)	(1.91)	28.52	(14.49)	428,109	0.64	0.64	1.16	22
2021	27.27	0.37	8.28	8.65	(0.37)	(0.41)	(0.78)	35.14	32.18	516,304	0.64	0.64	1.14	14
2020	27.54	0.38	1.80	2.18	(0.41)	(2.04)	(2.45)	27.27	8.11	408,792	0.64	0.66	1.44	40

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F
2024	$79.28	$1.15	$26.52	$27.67	$(1.16)		$(2.73)	$(3.89)	$103.06	35.98%	$1,022,391	0.25%	0.54%	1.27%	3%
2023	72.34	1.09	13.50	14.59	(1.09)		(6.56)	(7.65)	79.28	21.31	860,788	0.25	0.54	1.41	5
2022	92.42	1.08	(13.98)	(12.90)	(1.04)		(6.14)	(7.18)	72.34	(15.68)	740,552	0.25	0.54	1.23	3
2021	75.64	1.04	20.61	21.65	(1.04)		(3.83)	(4.87)	92.42	29.73	981,074	0.25	0.54	1.20	5
2020	69.00	1.15	8.74	9.89	(1.20)		(2.05)	(3.25)	75.64	14.82 (2)	844,753	0.25	0.54	1.64	19
Class I
2024	$79.90	$0.79	$26.75	$27.54	$(0.81)		$(2.73)	$(3.54)	$103.90	35.44%	$6,904	0.65%	0.79%	0.86%	3%
2023	72.85	0.79	13.61	14.40	(0.79)		(6.56)	(7.35)	79.90	20.83	5,217	0.65	0.79	1.01	5
2022	93.01	0.73	(14.09)	(13.36)	(0.66)		(6.14)	(6.80)	72.85	(16.02)	4,815	0.65	0.79	0.83	3
2021	76.11	0.69	20.75	21.44	(0.71)		(3.83)	(4.54)	93.01	29.21	6,913	0.65	0.79	0.80	5
2020	69.39	0.87	8.82	9.69	(0.92)		(2.05)	(2.97)	76.11	14.37 (2)	5,331	0.65	0.79	1.23	19
Small Cap Fund
Class F
2024	$11.90	$0.07	$2.98	$3.05	$(0.07)		$(0.43)	$(0.50)	$14.45	26.28%	$558,859	1.14%	1.23%	0.55%	106%
2023	10.83	0.04	1.14	1.18	(0.04)		(0.07)	(0.11)	11.90	10.86	495,148	1.14	1.23	0.29	106
2022	16.29	0.04	(2.34)	(2.30)	(0.01)		(3.15)	(3.16)	10.83	(17.98)	493,393	1.14	1.23	0.28	111
2021	10.74	0.01	5.56	5.57	(0.02)		—	(0.02)	16.29	51.86	653,372	1.14	1.23	0.09	139
2020	11.05	0.02	(0.31)	(0.29)	(0.02	)(3)	—	(0.02)	10.74	(2.60)	503,795	1.14	1.23	0.16	149
Class Y
2024	$12.06	$0.11	$3.00	$3.11	$(0.10)		$(0.43)	$(0.53)	$14.64	26.49%	$42,836	0.89%	0.98%	0.81%	106%
2023	10.97	0.07	1.16	1.23	(0.07)		(0.07)	(0.14)	12.06	11.18	24,180	0.89	0.98	0.54	106
2022	16.46	0.07	(2.36)	(2.29)	(0.05)		(3.15)	(3.20)	10.97	(17.78)	21,121	0.89	0.98	0.52	111
2021	10.85	0.05	5.60	5.65	(0.04)		—	(0.04)	16.46	52.15	28,977	0.89	0.98	0.34	139
2020	11.15	0.04	(0.29)	(0.25)	(0.05	)(3)	—	(0.05)	10.85	(2.23)	25,727	0.89	0.98	0.41	149

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Includes contribution from SIMC. Without the cash contribution, the Fund's return for Class F and Class I would have been 14.78% and 14.33%, respectively.
(3)	Includes return of capital less than $0.005 per share.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2024	$22.34	$0.29	$4.84	$5.13	$(0.29)	$(0.45)	$(0.74)	$26.73	23.36%	$325,968	1.14%	1.23%	1.18%	57%
2023	20.77	0.28	2.60	2.88	(0.28)	(1.03)	(1.31)	22.34	13.98	295,920	1.14	1.23	1.24	39
2022	27.04	0.21	(4.29)	(4.08)	(0.18)	(2.01)	(2.19)	20.77	(16.59)	289,279	1.14	1.23	0.82	42
2021	17.07	0.14	9.98	10.12	(0.15)	—	(0.15)	27.04	59.43	364,946	1.14	1.23	0.56	80
2020	20.60	0.17	(3.46)	(3.29)	(0.24)	—	(0.24)	17.07	(16.03)	250,718	1.14	1.24	0.91	65
Class I
2024	$22.09	$0.24	$4.78	$5.02	$(0.24)	$(0.45)	$(0.69)	$26.42	23.08%	$512	1.36%	1.48%	0.98%	57%
2023	20.55	0.23	2.56	2.79	(0.22)	(1.03)	(1.25)	22.09	13.70	481	1.36	1.48	1.01	39
2022	26.76	0.13	(4.21)	(4.08)	(0.12)	(2.01)	(2.13)	20.55	(16.77)	819	1.36	1.48	0.53	42
2021	16.90	0.09	9.87	9.96	(0.10)	—	(0.10)	26.76	59.05	1,900	1.36	1.48	0.35	80
2020	20.39	0.12	(3.42)	(3.30)	(0.19)	—	(0.19)	16.90	(16.20)	1,204	1.36	1.49	0.67	65
Class Y
2024	$22.36	$0.35	$4.83	$5.18	$(0.35)	$(0.45)	$(0.80)	$26.74	23.60%	$41,214	0.89%	0.98%	1.42%	57%
2023	20.78	0.33	2.61	2.94	(0.33)	(1.03)	(1.36)	22.36	14.32	46,649	0.89	0.98	1.46	39
2022	27.06	0.27	(4.29)	(4.02)	(0.25)	(2.01)	(2.26)	20.78	(16.40)	57,741	0.89	0.98	1.07	42
2021	17.08	0.20	9.99	10.19	(0.21)	—	(0.21)	27.06	59.84	67,188	0.89	0.98	0.82	80
2020	20.61	0.21	(3.46)	(3.25)	(0.28)	—	(0.28)	17.08	(15.80)	45,725	0.89	0.99	1.13	65
Small Cap Growth Fund
Class F
2024	$28.97	$(0.09)	$8.58	$8.49	$—	$—	$—	$37.46	29.31%	$328,673	1.11%	1.23%	(0.27)%	192%
2023	27.01	(0.10)	2.07	1.97	(0.01)	—	(0.01)	28.97	7.31	275,327	1.11	1.23	(0.34)	175
2022	45.89	(0.06)	(9.02)	(9.08)	—	(9.80)	(9.80)	27.01	(25.22)	276,600	1.11	1.23	(0.18)	172
2021	32.60	(0.20)	13.49	13.29	—	—	—	45.89	40.77	382,281	1.11	1.23	(0.45)	196
2020	31.88	(0.12)	1.96	1.84	—	(1.12)	(1.12)	32.60	5.68	290,981	1.11	1.23	(0.39)	173
Class I
2024	$26.78	$(0.16)	$7.92	$7.76	$—	$—	$—	$34.54	28.98%	$363	1.36%	1.48%	(0.53)%	192%
2023	25.02	(0.15)	1.91	1.76	—	—	—	26.78	7.03	347	1.36	1.48	(0.56)	175
2022	43.32	(0.15)	(8.35)	(8.50)	—	(9.80)	(9.80)	25.02	(25.41)	850	1.36	1.48	(0.45)	172
2021	30.85	(0.29)	12.76	12.47	—	—	—	43.32	40.42	1,717	1.36	1.48	(0.70)	196
2020	30.29	(0.19)	1.87	1.68	—	(1.12)	(1.12)	30.85	5.44	1,245	1.36	1.48	(0.64)	173
Class Y
2024	$29.66	$(0.01)	$8.79	$8.78	$—	$—	$—	$38.44	29.60%	$35,324	0.86%	0.98%	(0.02)%	192%
2023	27.66	(0.03)	2.12	2.09	(0.09)	—	(0.09)	29.66	7.58	32,368	0.86	0.98	(0.10)	175
2022	46.65	0.02	(9.21)	(9.19)	—	(9.80)	(9.80)	27.66	(25.01)	32,503	0.86	0.98	0.07	172
2021	33.06	(0.09)	13.68	13.59	—	—	—	46.65	41.11	44,407	0.86	0.98	(0.20)	196
2020	32.23	(0.04)	1.99	1.95	—	(1.12)	(1.12)	33.06	5.97	32,593	0.86	0.98	(0.14)	173

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2024	$22.53	$0.10	$5.96	$6.06	$(0.11)	$(0.66)	$(0.77)	$27.82	27.39%	$768,484	1.11%	1.23%	0.38%	57%
2023	20.64	0.10	2.00	2.10	(0.12)	(0.09)	(0.21)	22.53	10.21	671,322	1.11	1.23	0.43	62
2022	28.01	0.08	(4.83)	(4.75)	(0.05)	(2.57)	(2.62)	20.64	(18.96)	691,835	1.11	1.23	0.33	58
2021	19.41	0.03	8.61	8.64	(0.04)	—	(0.04)	28.01	44.52	917,919	1.11	1.23	0.10	71
2020	21.04	0.04	(1.15)	(1.11)	(0.08)	(0.44)	(0.52)	19.41	(5.47)	664,941	1.11	1.24	0.22	90
Class Y
2024	$22.58	$0.15	$5.97	$6.12	$(0.16)	$(0.66)	$(0.82)	$27.88	27.65%	$119,049	0.89%	0.98%	0.60%	57%
2023	20.68	0.15	2.01	2.16	(0.17)	(0.09)	(0.26)	22.58	10.49	101,798	0.89	0.98	0.65	62
2022	28.07	0.14	(4.85)	(4.71)	(0.11)	(2.57)	(2.68)	20.68	(18.81)	88,914	0.89	0.98	0.55	58
2021	19.45	0.08	8.63	8.71	(0.09)	—	(0.09)	28.07	44.81	112,357	0.89	0.98	0.32	71
2020	21.06	0.09	(1.14)	(1.05)	(0.12)	(0.44)	(0.56)	19.45	(5.20)	84,564	0.89	0.99	0.44	90
Mid-Cap Fund
Class F
2024	$25.31	$0.19	$7.01	$7.20	$(0.14)	$—	$(0.14)	$32.37	28.55%	$74,756	0.98%	0.99%	0.65%	61%
2023	22.81	0.15	2.53	2.68	(0.18)	—	(0.18)	25.31	11.77	69,549	0.98	0.99	0.60	67
2022	32.65	0.18	(4.20)	(4.02)	(0.14)	(5.68)	(5.82)	22.81	(15.67)	65,124	0.98	0.98	0.64	95
2021	23.59	0.15	9.13	9.28	(0.22)	—	(0.22)	32.65	39.49	78,488	0.98	0.98	0.49	163
2020	24.94	0.28	(1.00)	(0.72)	(0.29)	(0.34)	(0.63)	23.59	(2.87)	66,828	0.98	0.98	1.17	108
Class I
2024	$25.23	$0.12	$7.01	$7.13	$(0.08)	$—	$(0.08)	$32.28	28.31%	$283	1.20%	1.24%	0.40%	61%
2023	22.75	0.09	2.52	2.61	(0.13)	—	(0.13)	25.23	11.50	309	1.20	1.23	0.37	67
2022	32.59	0.10	(4.18)	(4.08)	(0.08)	(5.68)	(5.76)	22.75	(15.88)	311	1.20	1.23	0.37	95
2021	23.55	0.09	9.11	9.20	(0.16)	—	(0.16)	32.59	39.19	669	1.20	1.23	0.28	163
2020	24.91	0.22	(0.99)	(0.77)	(0.25)	(0.34)	(0.59)	23.55	(3.13)	583	1.20	1.23	0.96	108
Class Y
2024	$25.32	$0.26	$7.02	$7.28	$(0.21)	$—	$(0.21)	$32.39	28.90%	$9,039	0.73%	0.74%	0.88%	61%
2023	22.82	0.21	2.53	2.74	(0.24)	—	(0.24)	25.32	12.04	4,385	0.73	0.74	0.84	67
2022	32.67	0.25	(4.21)	(3.96)	(0.21)	(5.68)	(5.89)	22.82	(15.48)	3,559	0.73	0.73	0.92	95
2021	23.61	0.22	9.13	9.35	(0.29)	—	(0.29)	32.67	39.80	3,667	0.73	0.73	0.71	163
2020	24.96	0.33	(0.99)	(0.66)	(0.35)	(0.34)	(0.69)	23.61	(2.61)	2,584	0.73	0.73	1.42	108

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2024	$14.88	$0.27	$3.10	$3.37	$(0.29)	$(1.65)	$(1.94)	$16.31	24.92%	$474,145	0.90%	1.23%	1.79%	54%
2023	15.00	0.27	1.30	1.57	(0.26)	(1.43)	(1.69)	14.88	10.23	577,827	0.90	1.23	1.75	49
2022	17.64	0.30	(1.16)	(0.86)	(0.29)	(1.49)	(1.78)	15.00	(5.98)	642,383	0.90	1.23	1.76	48
2021	16.14	0.25	2.91	3.16	(0.26)	(1.40)	(1.66)	17.64	20.39	749,637	0.90	1.23	1.43	50
2020	17.78	0.26	(1.08)	(0.82)	(0.29)	(0.53)	(0.82)	16.14	(4.87)	764,608	0.90	1.23	1.55	77
Class I
2024	$14.87	$0.23	$3.11	$3.34	$(0.26)	$(1.65)	$(1.91)	$16.30	24.64%	$678	1.15%	1.48%	1.52%	54%
2023	15.00	0.23	1.29	1.52	(0.22)	(1.43)	(1.65)	14.87	9.89	546	1.15	1.48	1.50	49
2022	17.64	0.28	(1.19)	(0.91)	(0.24)	(1.49)	(1.73)	15.00	(6.26)	497	1.15	1.48	1.61	48
2021	16.13	0.21	2.92	3.13	(0.22)	(1.40)	(1.62)	17.64	20.17	1,324	1.15	1.48	1.17	50
2020	17.78	0.21	(1.08)	(0.87)	(0.25)	(0.53)	(0.78)	16.13	(5.17)	1,282	1.15	1.48	1.29	77
Class Y
2024	$14.88	$0.30	$3.11	$3.41	$(0.33)	$(1.65)	$(1.98)	$16.31	25.25%	$173,318	0.65%	0.98%	2.02%	54%
2023	15.01	0.31	1.29	1.60	(0.30)	(1.43)	(1.73)	14.88	10.44	166,352	0.65	0.98	1.99	49
2022	17.65	0.34	(1.15)	(0.81)	(0.34)	(1.49)	(1.83)	15.01	(5.73)	154,562	0.65	0.98	2.01	48
2021	16.15	0.29	2.92	3.21	(0.31)	(1.40)	(1.71)	17.65	20.68	200,659	0.65	0.98	1.69	50
2020	17.79	0.30	(1.08)	(0.78)	(0.33)	(0.53)	(0.86)	16.15	(4.62)	870,935	0.65	0.98	1.79	77
Global Managed Volatility Fund
Class F
2024	$9.69	$0.18	$1.89	$2.07	$(0.17)	$(0.39)	$(0.56)	$11.20	22.27%	$725,695	1.11%	1.24%	1.74%	85%
2023	9.55	0.17	0.98	1.15	(0.53)	(0.48)	(1.01)	9.69	12.23	662,758	1.11	1.24	1.70	84
2022	11.78	0.15	(1.03)	(0.88)	(0.13)	(1.22)	(1.35)	9.55	(9.19)	710,669	1.11	1.23	1.35	88
2021	10.40	0.12	1.37	1.49	(0.09)	(0.02)	(0.11)	11.78	14.40	881,712	1.11	1.23	1.07	80
2020	11.46	0.12	(0.57)	(0.45)	(0.28)	(0.33)	(0.61)	10.40	(4.33)	913,791	1.11	1.25	1.12	86
Class I
2024	$9.40	$0.14	$1.83	$1.97	$(0.15)	$(0.39)	$(0.54)	$10.83	21.86%	$571	1.37%	1.49%	1.46%	85%
2023	9.28	0.14	0.96	1.10	(0.50)	(0.48)	(0.98)	9.40	12.07	467	1.36	1.49	1.45	84
2022	11.48	0.10	(0.98)	(0.88)	(0.10)	(1.22)	(1.32)	9.28	(9.37)	416	1.36	1.48	0.88	88
2021	10.15	0.09	1.33	1.42	(0.07)	(0.02)	(0.09)	11.48	14.01	1,041	1.36	1.48	0.83	80
2020	11.19	0.09	(0.55)	(0.46)	(0.25)	(0.33)	(0.58)	10.15	(4.51)	952	1.36	1.50	0.88	86
Class Y
2024	$9.73	$0.20	$1.90	$2.10	$(0.20)	$(0.39)	$(0.59)	$11.24	22.51%	$118,820	0.86%	0.99%	1.95%	85%
2023	9.58	0.19	1.00	1.19	(0.56)	(0.48)	(1.04)	9.73	12.62	118,429	0.86	0.99	1.95	84
2022	11.81	0.18	(1.04)	(0.86)	(0.15)	(1.22)	(1.37)	9.58	(8.95)	105,301	0.86	0.98	1.60	88
2021	10.43	0.15	1.37	1.52	(0.12)	(0.02)	(0.14)	11.81	14.65	127,801	0.86	0.98	1.31	80
2020	11.49	0.15	(0.58)	(0.43)	(0.30)	(0.33)	(0.63)	10.43	(4.08)	143,066	0.86	1.00	1.39	86

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2024	$19.14	$0.17	$4.85	$5.02	$(0.17)	$(2.53)	$(2.70)	$21.46	29.28%	$732,170	1.00%	1.22%	0.85%	24%
2023	18.39	0.18	1.83	2.01	(0.18)	(1.08)	(1.26)	19.14	10.98	699,917	1.00	1.23	0.95	22
2022	19.75	0.19	(0.58)	(0.39)	(0.19)	(0.78)	(0.97)	18.39	(2.48)	787,892	1.00	1.23	0.96	17
2021	16.66	0.19	3.23	3.42	(0.20)	(0.13)	(0.33)	19.75	20.76	920,670	1.00	1.23	1.04	17
2020	17.61	0.25	(0.51)	(0.26)	(0.27)	(0.42)	(0.69)	16.66	(1.53)	856,160	1.00	1.23	1.48	27
Class Y
2024	$19.14	$0.21	$4.86	$5.07	$(0.22)	$(2.53)	$(2.75)	$21.46	29.61%	$113,869	0.75%	0.97%	1.10%	24%
2023	18.39	0.23	1.83	2.06	(0.23)	(1.08)	(1.31)	19.14	11.26	105,350	0.75	0.98	1.20	22
2022	19.76	0.24	(0.59)	(0.35)	(0.24)	(0.78)	(1.02)	18.39	(2.28)	77,782	0.75	0.98	1.21	17
2021	16.66	0.24	3.24	3.48	(0.25)	(0.13)	(0.38)	19.76	21.12	83,410	0.75	0.98	1.28	17
2020	17.62	0.29	(0.52)	(0.23)	(0.31)	(0.42)	(0.73)	16.66	(1.34)	76,132	0.75	0.98	1.73	27
Tax-Managed International Managed Volatility Fund
Class F
2024	$10.21	$0.31	$1.85	$2.16	$(0.35)	$—	$(0.35)	$12.02	21.68%	$247,140	1.11%	1.35%	2.84%	59%
2023	8.69	0.27	1.53	1.80	(0.28)	—	(0.28)	10.21	20.84	250,047	1.11	1.39	2.72	77
2022	11.30	0.31	(2.57)	(2.26)	(0.35)	—	(0.35)	8.69	(20.68)	251,038	1.11	1.39	2.94	73
2021	10.15	0.27	1.06	1.33	(0.18)	—	(0.18)	11.30	13.23	338,490	1.11	1.39	2.44	79
2020	10.77	0.19	(0.49)	(0.30)	(0.32)	—	(0.32)	10.15	(3.08)	315,250	1.11	1.41	1.84	79
Class Y
2024	$10.22	$0.34	$1.85	$2.19	$(0.38)	$—	$(0.38)	$12.03	21.99%	$59,377	0.86%	1.10%	3.10%	59%
2023	8.71	0.31	1.50	1.81	(0.30)	—	(0.30)	10.22	21.02	57,684	0.86	1.14	3.10	77
2022	11.32	0.34	(2.57)	(2.23)	(0.38)	—	(0.38)	8.71	(20.44)	41,566	0.86	1.14	3.17	73
2021	10.17	0.30	1.06	1.36	(0.21)	—	(0.21)	11.32	13.48	56,993	0.86	1.14	2.69	79
2020	10.79	0.23	(0.51)	(0.28)	(0.34)	—	(0.34)	10.17	(2.84)	53,255	0.86	1.16	2.27	79
Real Estate Fund
Class F
2024	$13.26	$0.27	$4.37	$4.64	$(0.28)	$(0.07)	$(0.35)	$17.55	35.59%	$63,419	1.15%	1.24%	1.84%	46%
2023	13.56	0.22	0.16	0.38	(0.17)	(0.51)	(0.68)	13.26	2.69	55,148	1.14	1.23	1.58	53
2022	17.62	0.15	(2.89)	(2.74)	(0.23)	(1.09)	(1.32)	13.56	(17.41)	61,247	1.14	1.23	0.87	77
2021	13.51	0.11	4.87	4.98	(0.20)	(0.67)	(0.87)	17.62	38.41	84,666	1.14	1.23	0.67	78
2020	17.24	0.14	(2.47)	(2.33)	(0.28)	(1.12)	(1.40)	13.51	(14.21)	74,099	1.14	1.23	0.95	123
Class I
2024	$13.22	$0.24	$4.35	$4.59	$(0.24)	$(0.07)	$(0.31)	$17.50	35.25%	$229	1.37%	1.49%	1.62%	46%
2023	13.54	0.19	0.16	0.35	(0.16)	(0.51)	(0.67)	13.22	2.44	169	1.36	1.48	1.36	53
2022	17.58	0.07	(2.84)	(2.77)	(0.18)	(1.09)	(1.27)	13.54	(17.54)	164	1.36	1.48	0.38	77
2021	13.48	0.07	4.86	4.93	(0.16)	(0.67)	(0.83)	17.58	38.14	424	1.36	1.48	0.47	78
2020	17.20	0.11	(2.46)	(2.35)	(0.25)	(1.12)	(1.37)	13.48	(14.38)	307	1.36	1.48	0.79	123
Class Y
2024	$13.28	$0.31	$4.36	$4.67	$(0.32)	$(0.07)	$(0.39)	$17.56	35.89%	$14,290	0.90%	0.99%	2.08%	46%
2023	13.57	0.26	0.16	0.42	(0.20)	(0.51)	(0.71)	13.28	2.94	12,889	0.89	0.98	1.83	53
2022	17.63	0.21	(2.91)	(2.70)	(0.27)	(1.09)	(1.36)	13.57	(17.18)	13,752	0.89	0.98	1.23	77
2021	13.51	0.15	4.87	5.02	(0.23)	(0.67)	(0.90)	17.63	38.81	18,241	0.89	0.98	0.93	78
2020	17.25	0.21	(2.51)	(2.30)	(0.32)	(1.12)	(1.44)	13.51	(14.04)	17,279	0.89	0.98	1.40	123

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2024	$9.10	$0.37	$0.70	$1.07	$(0.37	)(2)	$—	$(0.37)	$9.80	12.01%	$3,240,241	0.66%	0.74%	3.95%	333%
2023	9.37	0.33	(0.28)	0.05	(0.32)		—	(0.32)	9.10	0.44	2,966,849	0.66	0.74	3.49	340
2022	11.50	0.20	(2.09)	(1.89)	(0.21)		(0.03)	(0.24)	9.37	(16.70)	3,192,558	0.66	0.73	1.85	362
2021	12.15	0.15	(0.16)	(0.01)	(0.18)		(0.46)	(0.64)	11.50	(0.08)	4,101,094	0.66	0.72	1.27	375
2020	11.65	0.23	0.65	0.88	(0.27)		(0.11)	(0.38)	12.15	7.75	3,859,455	0.66	0.73	1.98	357
Class I
2024	$9.09	$0.35	$0.70	$1.05	$(0.35	)(2)	$—	$(0.35)	$9.79	11.77%	$2,951	0.88%	0.99%	3.72%	333%
2023	9.35	0.31	(0.27)	0.04	(0.30)		—	(0.30)	9.09	0.32	2,715	0.88	0.99	3.26	340
2022	11.49	0.17	(2.10)	(1.93)	(0.18)		(0.03)	(0.21)	9.35	(16.99)	3,423	0.88	0.98	1.60	362
2021	12.14	0.12	(0.15)	(0.03)	(0.16)		(0.46)	(0.62)	11.49	(0.30)	5,102	0.88	0.97	1.05	375
2020	11.64	0.21	0.66	0.87	(0.26)		(0.11)	(0.37)	12.14	7.59	4,698	0.88	0.98	1.76	357
Class Y
2024	$9.11	$0.40	$0.70	$1.10	$(0.40	)(2)	$—	$(0.40)	$9.81	12.28%	$400,203	0.41%	0.49%	4.20%	333%
2023	9.37	0.36	(0.28)	0.08	(0.34)		—	(0.34)	9.11	0.80	385,904	0.41	0.49	3.75	340
2022	11.51	0.22	(2.10)	(1.88)	(0.23)		(0.03)	(0.26)	9.37	(16.56)	409,715	0.41	0.48	2.11	362
2021	12.16	0.18	(0.16)	0.02	(0.21)		(0.46)	(0.67)	11.51	0.16	501,505	0.41	0.47	1.51	375
2020	11.66	0.26	0.65	0.91	(0.30)		(0.11)	(0.41)	12.16	7.98	455,054	0.41	0.48	2.22	357
High Yield Bond Fund
Class F
2024	$5.37	$0.46	$0.26	$0.72	$(0.51	)(3)	$(0.14)	$(0.65)	$5.44	14.23%	$996,029	0.89%	0.99%	8.55%	63%
2023	5.75	0.40	0.10	0.50	(0.50	)(4)	(0.38)	(0.88)	5.37	9.27	1,072,999	0.89	0.99	7.30	48
2022	7.08	0.32	(1.20)	(0.88)	(0.40)		(0.05)	(0.45)	5.75	(12.98)	1,115,354	0.89	0.98	4.93	49
2021	6.46	0.40	0.72	1.12	(0.37)		(0.13)	(0.50)	7.08	17.84	1,430,709	0.89	0.98	5.78	67
2020	6.91	0.36	(0.39)	(0.03)	(0.38)		(0.04)	(0.42)	6.46	(0.33)	1,257,617	0.89	0.98	5.54	88
Class I
2024	$5.15	$0.43	$0.25	$0.68	$(0.48	)(4)	$(0.14)	$(0.62)	$5.21	13.95%	$3	1.12%	1.24%	8.38%	63%
2023	5.53	0.38	0.10	0.48	(0.48	)(5)	(0.38)	(0.86)	5.15	9.10	4	1.06	1.16	7.17	48
2022	6.82	0.27	(1.13)	(0.86)	(0.38)		(0.05)	(0.43)	5.53	(13.14)	3	1.11	1.23	4.09	49
2021	6.22	0.37	0.70	1.07	(0.34)		(0.13)	(0.47)	6.82	17.72	581	1.11	1.23	5.55	67
2020	6.65	0.33	(0.37)	(0.04)	(0.35)		(0.04)	(0.39)	6.22	(0.46)	409	1.11	1.23	4.99	88
Class Y
2024	$5.37	$0.47	$0.26	$0.73	$(0.52	)(3)	$(0.14)	$(0.66)	$5.44	14.51%	$173,639	0.65%	0.74%	8.77%	63%
2023	5.75	0.42	0.10	0.52	(0.52	)(4)	(0.38)	(0.90)	5.37	9.54	156,000	0.64	0.74	7.57	48
2022	7.08	0.34	(1.20)	(0.86)	(0.42)		(0.05)	(0.47)	5.75	(12.77)	159,547	0.64	0.73	5.20	49
2021	6.46	0.42	0.72	1.14	(0.39)		(0.13)	(0.52)	7.08	18.13	195,613	0.64	0.73	6.03	67
2020	6.91	0.38	(0.39)	(0.01)	(0.40)		(0.04)	(0.44)	6.46	(0.07)	174,334	0.64	0.73	5.78	88

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Includes return of capital of $0.02 per share.
(3)	Includes return of capital of $0.09 per share.
(4)	Includes return of capital of $0.08 per share.
(5)	Includes return of capital of $0.07 per share.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2024	$10.00	$0.52	$0.01	$0.53	$(0.52)	$—	^	$(0.52)	$10.01	5.47%	$711,594	0.30%	0.59%	5.23%	–%
2023	10.00	0.46	(0.01)	0.45	(0.45)	—		(0.45)	10.00	4.61	464,086	0.30	0.58	4.60	–
2022	10.00	0.07	(0.01)	0.06	(0.06)	—	^	(0.06)	10.00	0.65	344,975	0.25	0.58	0.67	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	269,681	0.19	0.58	—	–
2020	10.00	0.09	0.01	0.10	(0.10)	—		(0.10)	10.00	0.96	319,030	0.30	0.59	0.90	–
Class Y
2024	$10.01	$0.53	$0.01	$0.54	$(0.53)	$—	^	$(0.53)	$10.02	5.58%	$10,178	0.20%	0.33%	5.33%	–%
2023	10.01	0.46	0.01	0.47	(0.47)	—		(0.47)	10.01	4.78	15,217	0.20	0.33	4.62	–
2022	10.01	0.07	—	0.07	(0.07)	—	^	(0.07)	10.01	0.70	15,305	0.14	0.33	0.72	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	16,962	0.09	0.33	0.10	–
2020	10.00	0.11	—	0.11	(0.11)	—		(0.11)	10.00	1.06	22,256	0.20	0.34	1.05	–
Tax-Free Conservative Income Fund
Class F
2024	$10.00	$0.32	$0.01	$0.33	$(0.32)	$—		$(0.32)	$10.01	3.35%	$182,223	0.30%	0.59%	3.21%	–%
2023	9.99	0.28	0.01	0.29	(0.28)	—		(0.28)	10.00	2.92	163,924	0.30	0.58	2.77	–
2022	10.00	0.04	(0.01)	0.03	(0.04)	—		(0.04)	9.99	0.29	176,810	0.22	0.58	0.39	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	183,626	0.13	0.58	0.01	–
2020	10.00	0.06	—	0.06	(0.06)	—		(0.06)	10.00	0.64	212,828	0.30	0.59	0.62	–
Class Y
2024	$10.01	$0.33	$0.02	$0.35	$(0.33)	$—		$(0.33)	$10.03	3.56%	$8,874	0.20%	0.34%	3.33%	–%
2023	10.01	0.29	—	0.29	(0.29)	—		(0.29)	10.01	2.92	3,971	0.20	0.33	2.86	–
2022	10.01	0.05	(0.01)	0.04	(0.04)	—		(0.04)	10.01	0.44	4,890	0.13	0.33	0.48	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	9,273	0.03	0.33	0.10	–
2020	10.00	0.09	(0.02)	0.07	(0.07)	—		(0.07)	10.00	0.73	5,770	0.20	0.34	0.87	–

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
^	Amount represents less than $0.005 per share.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class F
2024	$9.33	$0.38	$0.31	$0.69	$(0.33)	$—	$(0.33)	$9.69	7.57%	$359,046	0.45%	0.70%	4.02%	41%
2023	9.57	0.22	0.01	0.23	(0.43)	(0.04)	(0.47)	9.33	2.44	183,431	0.45	0.70	2.36	31
2022	10.68	0.71	(1.17)	(0.46)	(0.65)	—	(0.65)	9.57	(4.52)	241,034	0.45	0.70	6.86	50
2021	10.40	0.44	0.10	0.54	(0.26)	—	(0.26)	10.68	5.26	228,319	0.45	0.70	4.18	31
2020	9.96	0.07	0.42	0.49	(0.05)	—	(0.05)	10.40	4.98	238,849	0.45	0.70	0.72	41
Class Y
2024	$9.37	$0.37	$0.33	$0.70	$(0.34)	$—	$(0.34)	$9.73	7.64%	$25,074	0.35%	0.45%	3.83%	41%
2023	9.62	0.24	(0.01)	0.23	(0.44)	(0.04)	(0.48)	9.37	2.44	14,249	0.35	0.45	2.50	31
2022	10.73	0.71	(1.16)	(0.45)	(0.66)	—	(0.66)	9.62	(4.40)	16,740	0.35	0.45	6.85	50
2021	10.44	0.43	0.14	0.57	(0.28)	—	(0.28)	10.73	5.47	17,931	0.35	0.45	4.11	31
2020	10.00	0.08	0.42	0.50	(0.06)	—	(0.06)	10.44	5.01	21,395	0.35	0.45	0.84	41
Dynamic Asset Allocation Fund
Class F
2024	$14.86	$0.19	$4.20	$4.39	$—	$(1.45)	$(1.45)	$17.80	31.54%	$738,817	0.75%	1.18%	1.20%	14%
2023	14.41	0.18	2.19	2.37	(0.40)	(1.52)	(1.92)	14.86	17.64	640,725	0.75	1.18	1.24	22
2022	18.50	0.11	(2.20)	(2.09)	(0.59)	(1.41)	(2.00)	14.41	(13.56)	597,961	0.75	1.18	0.62	5
2021	14.98	0.10	4.58	4.68	(0.89)	(0.27)	(1.16)	18.50	32.72	816,977	0.75	1.18	0.56	10
2020	13.23	0.14	1.84	1.98	(0.23)	—	(0.23)	14.98	15.07	723,775	0.75	1.18	1.06	16
Class Y
2024	$14.88	$0.29	$4.16	$4.45	$—	$(1.45)	$(1.45)	$17.88	31.92%	$89,294	0.50%	0.93%	1.79%	14%
2023	14.43	0.25	2.16	2.41	(0.44)	(1.52)	(1.96)	14.88	17.95	42,012	0.50	0.93	1.69	22
2022	18.54	0.16	(2.22)	(2.06)	(0.64)	(1.41)	(2.05)	14.43	(13.44)	35,497	0.50	0.93	0.91	5
2021	15.01	0.14	4.58	4.72	(0.92)	(0.27)	(1.19)	18.54	33.05	46,976	0.50	0.93	0.81	10
2020	13.26	0.08	1.93	2.01	(0.26)	—	(0.26)	15.01	15.31	41,757	0.50	0.93	0.59	16

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years or periods ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2024	$9.37	$0.45	$0.55	$1.00	$(0.41)		$—	$(0.41)	$9.96	10.91%	$262,760	2.70	%(2)	3.45%	4.70%	277%
2023	9.08	0.36	0.12	0.48	(0.19)		—	(0.19)	9.37	5.40	354,258	1.83	(2)	2.58	3.91	434
2022	10.54	0.08	(0.79)	(0.71)	(0.13)		(0.62)	(0.75)	9.08	(7.24)	394,876	1.93	(2)	2.68	0.83	369
2021	9.98	0.09	0.76	0.85	(0.05)		(0.24)	(0.29)	10.54	8.57	449,934	1.99	(2)	2.75	0.87	424
2020	9.61	0.08	0.39	0.47	(0.10)		—	(0.10)	9.98	4.90	463,468	1.72	(3)	2.54	0.84	527
Class Y
2024	$9.37	$0.47	$0.56	$1.03	$(0.43)		$—	$(0.43)	$9.97	11.32%	$6,269	2.44	%(4)	3.20%	4.96%	277%
2023	9.08	0.38	0.13	0.51	(0.22)		—	(0.22)	9.37	5.68	14,325	1.58	(4)	2.33	4.12	434
2022	10.55	0.11	(0.81)	(0.70)	(0.15)		(0.62)	(0.77)	9.08	(7.09)	8,069	1.68	(4)	2.43	1.09	369
2021	9.98	0.12	0.77	0.89	(0.08)		(0.24)	(0.32)	10.55	8.94	8,585	1.74	(4)	2.50	1.12	424
2020	9.61	0.11	0.38	0.49	(0.12)		—	(0.12)	9.98	5.16	8,464	1.47	(5)	2.29	1.12	527
Liquid Alternative Fund
Class F
2024	$10.16	$0.39	$0.34	$0.73	$(0.18)		$(0.09)	$(0.27)	$10.62	7.39%	$183,858	1.04%		1.10%	3.72%	–%
2023(6)	10.00	0.15	0.01	0.16	—		—	—	10.16	1.60	531	1.04		4.16	5.70	–
Class Y
2024	$10.17	$0.42	$0.32	$0.74	$(0.18)		$(0.09)	$(0.27)	$10.64	7.52%	$19,875	0.80%		0.96%	4.00%	–%
2023(6)	10.00	0.10	0.07	0.17	—		—	—	10.17	1.60	10,827	0.80		1.89	3.85	–
Multi-Asset Accumulation Fund
Class F
2024	$6.66	$0.25	$0.85	$1.10	$(0.14	)(7)	$—	$(0.14)	$7.62	16.69%	$1,237,192	1.17%		1.33%	3.54%	75%
2023	7.17	0.23	(0.04)	0.19	(0.70)		—	(0.70)	6.66	2.59	1,781,011	1.17		1.32	3.26	72
2022	10.31	0.11	(1.96)	(1.85)	(0.64)		(0.65)	(1.29)	7.17	(20.79)	1,886,712	1.17		1.30	1.25	42
2021	9.55	(0.01)	1.28	1.27	—		(0.51)	(0.51)	10.31	13.73	2,506,500	1.17		1.29	(0.12)	54
2020	10.63	(0.02)	0.18	0.16	(0.13)		(1.11)	(1.24)	9.55	1.51	2,420,060	1.17		1.30	(0.23)	61
Class Y
2024	$6.73	$0.22	$0.92	$1.14	$(0.16	) (7)	$—	$(0.16)	$7.71	17.11%	$90,959	0.92%		1.08%	3.04%	75%
2023	7.25	0.20	—	0.20	(0.72)		—	(0.72)	6.73	2.73	100,217	0.92		1.07	2.75	72
2022	10.41	0.12	(1.97)	(1.85)	(0.66)		(0.65)	(1.31)	7.25	(20.57)	146,375	0.92		1.05	1.36	42
2021	9.62	(0.02)	1.32	1.30	—		(0.51)	(0.51)	10.41	13.95	193,339	0.92		1.04	(0.15)	54
2020	10.70	(0.03)	0.21	0.18	(0.15)		(1.11)	(1.26)	9.62	1.74	190,469	0.92		1.05	(0.26)	61

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.27%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.02%.
(6)	Commenced operations on June 30, 2023. All ratios for the period have been annualized.
(7)	Includes return of capital of $0.06 per share.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2024	$9.28	$0.65	$0.84	$1.49	$(0.65)	$—	$(0.65)	$10.12	16.56%	$417,955	0.80%		1.22%	6.70%	68%
2023	9.22	0.62	0.11	0.73	(0.67)	—	(0.67)	9.28	8.02	532,159	0.80		1.21	6.49	39
2022	11.49	0.46	(2.26)	(1.80)	(0.46)	(0.01)	(0.47)	9.22	(16.13)	568,205	0.80		1.20	4.35	24
2021	10.85	0.42	0.61	1.03	(0.39)	—	(0.39)	11.49	9.57	759,685	0.80		1.20	3.71	59
2020	11.07	0.40	(0.20)	0.20	(0.39)	(0.03)	(0.42)	10.85	1.86	770,599	0.80		1.21	3.69	137
Class Y
2024	$9.28	$0.66	$0.84	$1.50	$(0.66)	$—	$(0.66)	$10.12	16.67%	$138,066	0.70%		0.97%	6.77%	68%
2023	9.22	0.63	0.11	0.74	(0.68)	—	(0.68)	9.28	8.12	127,673	0.70		0.96	6.59	39
2022	11.49	0.47	(2.26)	(1.79)	(0.47)	(0.01)	(0.48)	9.22	(16.08)	137,959	0.70		0.95	4.46	24
2021	10.85	0.43	0.61	1.04	(0.40)	—	(0.40)	11.49	9.68	172,276	0.70		0.95	3.81	59
2020	11.07	0.41	(0.20)	0.21	(0.40)	(0.03)	(0.43)	10.85	1.96	161,672	0.70		0.96	3.79	137
Multi-Asset Inflation Managed Fund
Class F
2024	$7.87	$0.30	$0.17	$0.47	$(0.29)	$—	$(0.29)	$8.05	6.18%	$543,236	1.90	%(2)	2.14%	3.84%	43%
2023	8.68	0.27	(0.12)	0.15	(0.96)	—	(0.96)	7.87	1.46	648,827	1.96	(2)	2.20	3.39	93
2022	8.91	0.34	0.09	0.43	(0.66)	—	(0.66)	8.68	5.10	783,196	1.24	(2)	1.48	3.80	81
2021	7.88	0.24	0.91	1.15	(0.12)	—	(0.12)	8.91	14.71	803,799	1.12	(2)	1.36	2.84	65
2020	8.28	0.10	(0.38)	(0.28)	(0.12)	—	(0.12)	7.88	(3.41)	735,962	1.38	(2)	1.62	1.28	63
Class Y
2024	$7.88	$0.24	$0.25	$0.49	$(0.31)	$—	$(0.31)	$8.06	6.47%	$37,049	1.64	%(3)	1.87%	3.00%	43%
2023	8.69	0.23	(0.06)	0.17	(0.98)	—	(0.98)	7.88	1.75	30,866	1.71	(3)	1.96	2.88	93
2022	8.92	0.34	0.11	0.45	(0.68)	—	(0.68)	8.69	5.36	34,931	0.98	(4)	1.22	3.84	81
2021	7.89	0.22	0.95	1.17	(0.14)	—	(0.14)	8.92	14.99	43,985	0.87	(3)	1.11	2.62	65
2020	8.29	0.11	(0.37)	(0.26)	(0.14)	—	(0.14)	7.89	(3.17)	45,173	1.13	(5)	1.37	1.35	63

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.64%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.66%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2024	$10.01	$0.40	$0.59	$0.99	$(0.41)	$—	$(0.41)	$10.59	10.09%	$482,547	0.62%	0.98%	3.92%	203%
2023	9.79	0.33	0.07	0.40	(0.18)	—	(0.18)	10.01	4.19	552,046	0.62	0.98	3.34	103
2022	10.51	0.03	(0.46)	(0.43)	(0.07)	(0.22)	(0.29)	9.79	(4.24)	626,296	0.62	0.98	0.27	69
2021	10.28	—	0.34	0.34	(0.02)	(0.09)	(0.11)	10.51	3.27	682,772	0.62	0.98	— ^	125
2020	10.39	0.04	0.22	0.26	(0.18)	(0.19)	(0.37)	10.28	2.55	732,425	0.62	0.98	0.37	124
Class Y
2024	$10.03	$0.41	$0.60	$1.01	$(0.42)	$—	$(0.42)	$10.62	10.29%	$25,294	0.52%	0.73%	4.02%	203%
2023	9.81	0.34	0.08	0.42	(0.20)	—	(0.20)	10.03	4.30	29,524	0.52	0.73	3.43	103
2022	10.54	0.04	(0.47)	(0.43)	(0.08)	(0.22)	(0.30)	9.81	(4.23)	32,510	0.52	0.73	0.36	69
2021	10.30	0.01	0.35	0.36	(0.03)	(0.09)	(0.12)	10.54	3.47	38,031	0.52	0.73	0.08	125
2020	10.41	0.05	0.22	0.27	(0.19)	(0.19)	(0.38)	10.30	2.64	48,307	0.52	0.73	0.48	124

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
^	Amount represents less than 0.005%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements

September 30, 2024

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 28 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Liquid Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds, except for the Large Cap Index and S&P 500 Index Funds and Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated

SEI Institutional Managed Trust

bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy. The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Certain of the Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and

SEI Institutional Managed Trust

generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

For the year ended September 30, 2024, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements —To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver,

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2024, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2024, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships.

In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of September 30, 2024, if applicable.

Securities Sold Short —To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of September 30, 2024, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR, LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on

SEI Institutional Managed Trust

the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of September 30, 2024, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at September 30,

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

2024. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Liquid Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and Multi-Asset Income. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions

SEI Institutional Managed Trust

received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$153,927	$-	$-	$153,927
101-200	-	-	-	-	-	-
> than 200	-	-	-	-	-	-
Total	$-	$-	$153,927	$-	$-	$153,927

MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$3,665	$6,092	12,020	$685	$-	$22,462
101-200	-	-	690	-	-	690
201-300	-	-	-	-	-	-
301-400	-	-	5,076	7,676	-	12,752
> than 400	-	-	420	-	-	420
Total	$3,665	$6,092	$18,206	$8,361	$-	$36,324

MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$14,530	$-	$14,530
101-200	-	-	-	-	-	-
201-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$-	$14,530	$-	$14,530

MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$5,370	$-	$5,370
101-300	-	-	991	-	-	991
> than 300	-	-	6,430	-	-	6,430
Total	$-	$-	$7,421	$5,370	$-	$12,791

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of September 30, 2024 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$112	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$112			$—

Large Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$19	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$19			$—

Large Cap Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$167	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	2,309	†	Unrealized depreciation on swap contracts	—	†
Total Derivatives not accounted for as hedging instruments		$2,476			$—

Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$404	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$404			$—

Tax-Managed Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$535	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$535			$—

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$423	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$423			$—

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$24	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$24			$—

Small Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$45	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$45			$—

Small Cap Growth
Equity contracts	Unrealized appreciation on futures contracts	$43	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$43			$—

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Tax-Managed Small/Mid Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$58	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$58			$—

Mid Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$8	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$8			$—

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$60	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$60			$—

Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$105	*	Unrealized depreciation on futures contracts	$9	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	694		Unrealized loss on forward foreign currency contracts	1,495
Total Derivatives not accounted for as hedging instruments		$799			$1,504

Tax-Managed Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$62	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$62			$—

Tax-Managed International Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$6	*	Unrealized depreciation on futures contracts	$1	*
Total Derivatives not accounted for as hedging instruments		$6			$1

Core Fixed Income Fund
Interest rate contracts	Investments, at value**	$80		Options written, at value	$1,247
	Unrealized appreciation on future contracts	$2,842	*	Unrealized depreciation on future contracts	$459	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	4,956	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,016		Unrealized loss on forward foreign currency contracts	2,726
Credit contracts	Unrealized appreciation on swap contracts	2	†	Unrealized depreciation on swap contracts	57	†
Total Derivatives not accounted for as hedging instruments		$4,940			$9,445

High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$—		Unrealized loss on forward foreign currency contracts	$10
Total Derivatives not accounted for as hedging instruments		$—			$10

SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Dynamic Asset Allocation Fund
Equity contracts	Unrealized appreciation on future contracts	$3,417	*	Unrealized depreciation on future contracts	$—	*
Interest Rate contracts	Unrealized appreciation on swap contracts	23,886	†	Unrealized depreciation on swap contracts	20,180	†
	Investments, at value**	1,727		Options and Swaptions written, at value	162
Foreign exchange contracts	Investments, at value**	1,177		Options and Swaptions written, at value	3,533
Commodity contracts	Unrealized appreciation on swap contracts	1,544	†	Unrealized depreciation on swap contracts	—	†
Total Derivatives not accounted for as hedging instruments		$31,751			$23,875

Multi-Strategy Alternative Fund
Equity contracts	Investments, at value**	$33		Options and Swaptions written, at value	$—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2		Unrealized loss on forward foreign currency contracts	4
Credit contracts	Unrealized appreciation on swap contracts	4	†	Unrealized depreciation on swap contracts	1	†
Total Derivatives not accounted for as hedging instruments		$39			$5

Liquid Alternative Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$101	*	Unrealized depreciation on futures contracts	$495	*
Foreign exchange contracts	Unrealized appreciation on futures contracts	419	*	Unrealized depreciation on futures contracts	484	*
Equity contracts	Unrealized appreciation on futures contracts	3,426	*	Unrealized depreciation on futures contracts	24	*
Total Derivatives not accounted for as hedging instruments		$3,946			$1,003

Multi-Asset Accumulation Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$3,951	*	Unrealized depreciation on futures contracts	$1,727	*
Equity Contracts	Unrealized appreciation on futures contracts	14,153	*	Unrealized depreciation on futures contracts	317	*
	Unrealized appreciation on swap contracts	2,722	†	Unrealized depreciation on swap contracts	610	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,955		Unrealized loss on forward foreign currency contracts	3,047
Commodity contracts	Unrealized appreciation on futures contracts	5,409	*	Unrealized depreciation on future contracts	626	*
Total Derivatives not accounted for as hedging instruments		$30,190			$6,327
Multi-Asset Income Fund

Interest rate contracts	Unrealized appreciation on			Unrealized depreciation on
	futures contracts	$283	*	futures contracts	$156	*
	Unrealized appreciation on swap contracts	160	†	Unrealized depreciation on swap contracts	278	†
	Investments, at value**	8		Swaptions written, at value	8
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	196		Unrealized loss on forward foreign currency contracts	726
	Investments, at value**	18		Options written, at value	—
Equity Contracts	Unrealized appreciation on swap contracts	22	†	Unrealized depreciation on swap contracts	—	†
Credit contracts	Unrealized appreciation on swap contracts	336	†	Unrealized depreciation on swap contracts	35	†
Total Derivatives not accounted for as hedging instruments		$1,023			$1,203

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Asset Inflation Managed Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$54	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	1,077	†	Unrealized depreciation on swap contracts	793	†
Equity contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	551	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	38
Commodity contracts	Unrealized appreciation on futures contracts	5,269	*	Unrealized depreciation on future contracts	1,706	*
Credit contract	Unrealized appreciation on swaps contracts	5	†	Unrealized depreciation on swaps contracts	64	†
Total Derivatives not accounted for as hedging instruments		$6,405			$3,152

Multi-Asset Capital Stability Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$235	*	Unrealized depreciation on futures contracts	$114	*
	Unrealized appreciation on swap contracts	441	†	Unrealized depreciation on swap contracts	2	†
Equity contracts	Unrealized appreciation on futures contracts	2,692	*	Unrealized depreciation on futures contracts	90	*
	Unrealized appreciation on swap contracts	117	†	Unrealized depreciation on swap contracts	—	†
	Investments, at value**	1,213		Options written, at value	107
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,269		Unrealized loss on forward foreign currency contracts	1,604
Credit contracts	Unrealized appreciation on swap contracts	77	†	Unrealized depreciation on swap contracts	1	†
Total Derivatives not accounted for as hedging instruments		$6,044			$1,918

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

**	Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the year or period ended September 30, 2024:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$2,323	$—	$—	$2,323
Total	$—	$—	$2,323	$—	$—	$2,323

Large Cap Value Fund
Equity contracts	$—	$—	$1,426	$—	$—	$1,426
Total	$—	$—	$1,426	$—	$—	$1,426

Large Cap Growth Fund
Equity contracts	$—	$—	$3,115	$—	$12,785	$15,900
Total	$—	$—	$3,115	$—	$12,785	$15,900

Large Cap Index Fund
Equity contracts	$—	$—	$4,353	$—	$—	$4,353
Total	$—	$—	$4,353	$—	$—	$4,353

Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$4,043	$—	$—	$4,043
Total	$—	$—	$4,043	$—	$—	$4,043

SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
S&P 500 Index Fund
Equity contracts	$—	$—	$4,441	$—	$—	$4,441
Total	$—	$—	$4,441	$—	$—	$4,441

Small Cap Fund
Equity contracts	$—	$—	$171	$—	$—	$171
Total	$—	$—	$171	$—	$—	$171

Small Cap Value Fund
Equity contracts	$—	$—	$288	$—	$—	$288
Total	$—	$—	$288	$—	$—	$288

Small Cap Growth Fund
Equity contracts	$—	$—	$(71)	$—	$—	$(71)
Total	$—	$—	$(71)	$—	$—	$(71)

Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$—	$399	$—	$—	$399
Total	$—	$—	$399	$—	$—	$399

Mid-Cap Fund
Equity contracts	$—	$—	$171	$—	$—	$171
Total	$—	$—	$171	$—	$—	$171

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$1,002	$—	$—	$1,002
Total	$—	$—	$1,002	$—	$—	$1,002

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(2,146)	$—	$(2,146)
Equity contracts	—	—	1,140	—	—	1,140
Total	$—	$—	$1,140	$(2,146)	$—	$(1,006)

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$1,454	$—	$—	$1,454
Total	$—	$—	$1,454	$—	$—	$1,454

Tax-Managed International Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(24)	$—	$(24)
Equity contracts	—	—	339	—	—	339
Total	$—	$—	$339	$(24)	$—	$315

Core Fixed Income Fund
Interest rate contracts	$—	$—	$1,344	$—	$8,757	$10,101
Foreign exchange contracts	(448)	31	—	(2,937)	—	(3,354)
Credit contracts	—	—	—	—	1,778	1,778
Equity contracts	(8,398)	9,303	—	—	—	905
Total	$(8,846)	$9,334	$1,344	$(2,937)	$10,535	$9,430

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$(12)	$—	$(12)
Total	$—	$—	$—	$(12)	$—	$(12)

Dynamic Asset Allocation Fund
Interest rate contracts	$(1,761)	$807	$—	$—	$(503)	$(1,457)
Foreign exchange contracts	180	705	—	2,399	—	3,284
Equity contracts	(6,375)	1,371	19,897	—	1,155	16,048
Commodity contracts	—	—	—	—	(4,667)	(4,667)
Total	$(7,956)	$2,883	$19,897	$2,399	$(4,015)	$13,208

Multi-Strategy Alternative Fund
Foreign exchange contracts	$—	$—	$—	$(4)	$—	$(4)
Credit contracts	—	—	—	—	(358)	(358)
Equity contracts	(181)	84	—	—	—	(97)
Total	$(181)	$84	$—	$(4)	$(358)	$(459)

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Liquid Alternative Fund
Interest rate contracts	$—	$—	$(1,979)	$—	$—	$(1,979)
Foreign exchange contracts	—	—	1,109	—	—	1,109
Equity contracts	—	—	2,689	—	—	2,689
Total	$—	$—	$1,819	$—	$—	$1,819

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$86	$—	$(1,515)	$(1,429)
Foreign exchange contracts	—	—	(2,797)	(5,383)	—	(8,180)
Equity contracts	—	—	85,889	—	1,228	87,117
Commodity contracts	—	—	(6,969)	—	—	(6,969)
Total	$—	$—	$76,209	$(5,383)	$(287)	$70,539

Multi-Asset Income Fund
Interest rate contracts	$—	$—	$(323)	$—	$(247)	$(570)
Foreign exchange contracts	(216)	62	—	476	—	322
Credit contracts	—	—	—	—	791	791
Equity contracts	12	74	—	—	—	86
Total	$(204)	$136	$(323)	$476	$544	$629

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(402)	$—	$940	$538
Foreign exchange contracts	—	—	—	62	—	62
Credit contracts	—	—	—	—	(868)	(868)
Equity contracts	(397)	200	(4,850)	—	—	(5,047)
Commodity contracts	—	—	(7,276)	—	—	(7,276)
Total	$(397)	$200	$(12,528)	$62	$72	$(12,591)

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$1,778	$—	$(1)	$1,777
Foreign exchange contracts	—	—	—	4,102	—	4,102
Credit contracts	—	—	—	—	677	677
Equity contracts	(356)	285	14,649	—	92	14,670
Total	$(356)	$285	$16,427	$4,102	$768	$21,226

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$352	$—	$—	$352
Total	$—	$—	$352	$—	$–	$352

Large Cap Value Fund
Equity contracts	$—	$—	$90	$—	$—	$90
Total	$—	$—	$90	$—	$–	$90

Large Cap Growth Fund
Equity contracts	$—	$—	$233	$—	$3,005	$3,238
Total	$—	$—	$233	$—	$3,005	$3,238

Large Cap Index Fund
Equity contracts	$—	$—	$1,010	$—	$—	$1,010
Total	$—	$—	$1,010	$—	$–	$1,010

Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$901	$—	$—	$901
Total	$—	$—	$901	$—	$–	$901

S&P 500 Index Fund
Equity contracts	$—	$—	$1,376	$—	$—	$1,376
Total	$—	$—	$1,376	$—	$–	$1,376

SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Fund
Equity contracts	$—	$—	$24	$—	$—	$24
Total	$—	$—	$24	$—	$–	$24

Small Cap Value Fund
Equity contracts	$—	$—	$45	$—	$—	$45
Total	$—	$—	$45	$—	$–	$45

Small Cap Growth Fund
Equity contracts	$—	$—	$43	$—	$—	$43
Total	$—	$—	$43	$—	$–	$43

Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$—	$58	$—	$—	$58
Total	$—	$—	$58	$—	$–	$58

Mid-Cap Fund
Equity contracts	$—	$—	$8	$—	$—	$8
Total	$—	$—	$8	$—	$–	$8

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$309	$—	$—	$309
Total	$—	$—	$309	$—	$–	$309

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(2,649)	$—	$(2,649)
Equity contracts	—	—	279	—	—	279
Total	$—	$—	$279	$(2,649)	$–	$(2,370)

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$263	$—	$—	$263
Total	$—	$—	$263	$—	$–	$263

Tax-Managed International Managed Volatility Fund
Equity contracts	$—	$—	$4	$—	$—	$4
Total	$—	$—	$4	$—	$–	$4

Core Fixed Income Fund
Interest rate contracts	$(479)	$950	$8,789	$—	$(12,579)	$(3,319)
Foreign exchange contracts	—	—	—	522	—	522
Credit contracts	—	—	—	—	65	65
Total	$(479)	$950	$8,789	$522	$(12,514)	$(2,732)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$(8)	$—	$(8)
Total	$—	$—	$—	$(8)	$–	$(8)

Dynamic Asset Allocation Fund
Interest rate contracts	$307	$138	$—	$—	$(2,046)	$(1,601)
Foreign exchange contracts	(5,396)	(1,028)	—	—	—	(6,424)
Equity contracts	—	—	6,116	—	6,903	13,019
Commodity contracts	—	—	—	—	2,132	2,132
Total	$(5,089)	$(890)	$6,116	$—	$6,989	$7,126

Multi-Strategy Alternative Fund
Foreign exchange contracts	$—	$—	$—	$(13)	$—	$(13)
Credit contracts	—	—	—	—	64	64
Equity contracts	(24)	(1)	—	—	—	(25)
Total	$(24)	$(1)	$—	$(13)	$64	$26

Liquid Alternative Fund
Interest rate contracts	$—	$—	$(585)	$—	$—	$(585)
Foreign exchange contracts	—	—	(106)	—	—	(106)
Equity contracts	—	—	3,502	—	—	3,502
Total	$—	$—	$2,811	$—	$–	$2,811

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$33,918	$—	$—	$33,918
Foreign exchange contracts	—	—	—	(5,551)	—	(5,551)
Equity contracts	—	—	37,032	—	2,373	39,405
Commodity contracts	—	—	8,993	—	—	8,993
Total	$—	$—	$79,943	$(5,551)	$2,373	$76,765

Multi-Asset Income Fund
Interest rate contracts	$(123)	$57	$4,091	$—	$(378)	$3,647
Foreign exchange contracts	—	—	—	(931)	—	(931)
Credit contracts	—	—	—	—	(95)	(95)
Equity contracts	—	—	—	—	22	22
Total	$(123)	$57	$4,091	$(931)	$(451)	$2,643

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$359	$—	$(2,404)	$(2,045)
Foreign exchange contracts	—	—	—	(145)	—	(145)
Credit contracts	—	—	—	—	(49)	(49)
Equity contracts	30	(12)	(1,638)	—	—	(1,620)
Commodity contracts	—	—	4,062	—	—	4,062
Total	$30	$(12)	$2,783	$(145)	$(2,453)	$203

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$893	$—	$886	$1,779
Foreign exchange contracts	—	—	—	(2,824)	—	(2,824)
Credit contracts	—	—	—	—	81	81
Equity contracts	(407)	241	3,616	—	66	3,516
Total	$(407)	$241	$4,509	$(2,824)	$1,033	$2,552

The following table discloses the average quarterly balances of the Funds' derivative activity during the year or period ended September 30, 2024 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:
Average Notional Balance Long	$10,460	$8,844	$11,620	$25,091	$31,874
Total Return Swaps
Average Notional Balance Long	–	–	42,682	–	–
Average Notional Balance Short	–	–	–	–	–

	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund
Futures Contracts:
Average Notional Balance Long	$20,014	$1,691	$884	$1,059	$3,080

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$578	$4,767	$6,860	$3,976	$1,684
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	263,867	–	–
Average Notional Balance Short	–	–	264,570	–	–

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Liquid Alternative Fund
Futures Contracts:
Average Notional Balance Long	$968,089	$–	$135,513	$–	$219,074
Average Notional Balance Short	170,229	–	–	–	99,567
Forward Foreign Currency Contracts:
Average Notional Balance Long	114,808	407	–	1,300	–
Average Notional Balance Short	115,204	412	–	1,302	–
Credit Default Swaps:
Average Notional Balance Buy Protection	6,758	–	–	13,919	–
Average Notional Balance Sell Protection	124,374	–	–	–	–
Total Return Swaps
Average Notional Balance Long	–	–	52,027	–	–
Average Notional Balance Short	–	–	–	–	–
Interest Rate Swaps
Average Notional Balance	105,194	–	2,900,128	–	–
Options/Swaptions:
Average Notional Balance Long†	367	–	5,484	48	–
Average Notional Balance Short†	877	–	1,931	13	–

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Futures Contracts:
Average Notional Balance Long	$2,188,365	$175,132	$161,423	$226,182
Average Notional Balance Short	71,226	17,747	52,812	12,041
Forward Foreign Currency Contracts:
Average Notional Balance Long	600,402	60,618	2,033	243,196
Average Notional Balance Short	600,479	60,831	2,060	243,983
Credit Default Swaps:
Average Notional Balance Buy Protection	–	3,640	46,255	–
Average Notional Balance Sell Protection	–	31,911	23,685	14,732
Total Return Swaps
Average Notional Balance Long	90,713	436	–	3,282
Average Notional Balance Short	23,524	–	–	–
Interest Rate Swaps
Average Notional Balance	–	119,146	78,732	13,745
Options/Swaptions:
Average Notional Balance Long†	–	62	59	409
Average Notional Balance Short†	–	26	33	107

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2024 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$—	$—	$—	$—	$355	$—	$—	$—	$355	$(355)	$—	$(355)
BNP Paribas	—	—	—	—	797	—	—	—	797	(797)	—	(797)
Brown Brothers Harriman	137	—	—	137	42	—	—	—	42	95	—	95
Standard Chartered	557	—	—	557	247	—	—	—	247	310	—	310
Westpack Banking	—	—	—	—	54	—	—	—	54	(54)	—	(54)
Total Over the Counter	$694	$—	$—	$694	$1,495	$—	$—	$—	$1,495

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BNP Paribas	$175	$—	$—	$175	$228	$—	$—	$—	$228	$(53)	$—	$(53)
Citibank	—	—	—	—	—	—	677	—	677	(677)	—	(677)
Citigroup	1,484	—	—	1,484	1,225	—	—	—	1,225	259	—	259
Goldman Sachs	357	—	—	357	1,273	—	—	—	1,273	(916)	—	(916)
Total Over the Counter	$2,016	$—	$—	$2,016	$2,726	$—	$677	$—	$3,403

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$—	$—	$—	$—	$10	$—	$—	$—	$10	$(10)	$—	$(10)
Total Over the Counter	$—	$—	$—	$—	$10	$—	$—	$—	$10

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$1,727	$—	$1,727	$—	$162	$—	$—	$162	$1,565	$—	$1,565
Goldman Sachs	—	—	1,544	1,544	—	—	—	—	—	1,544	—	1,544
Total Over the Counter	$—	$1,727	$1,544	$3,271	$—	$162	$—	$—	$162

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$—	$—	$—	$—	$2	$—	$—	$—	$2	$(2)	$—	$(2)
BNYMellon	2	—	—	2	2	—	—	—	2	—	—	—
Total Over the Counter	$2	$—	$—	$ 2	$4	$—	$—	$—	$4

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$867	$867	$—	$—	$3	$—	$3	$864	$—	$864
Citigroup	1,060	—	153	1,213	922	—	545	—	1,467	(254)	254	—
Goldman Sachs	1,825	—	—	1,825	1,218	—	—	—	1,218	607	—	607
JPMorgan Chase Bank	1,070	—	1,702	2,772	907	—	62	—	969	1,803	3,456	5,259
Total Over the Counter	$3,955	$—	$2,722	$6,677	$3,047	$—	$610	$—	$3,657

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$8	$—	$8	$—	$8	$—	$—	$8	$—	$—	$—
BNP Paribas	30	—	—	30	63	—	—	—	63	(33)	—	(33)
Citigroup	63	—	—	63	50	—	—	—	50	13	—	13
Deutsche Bank	—	—	—	—	3	—	—	—	3	(3)	—	(3)
Goldman Sachs	60	—	—	60	291	—	—	—	291	(231)	—	(231)
JPMorgan Chase	42	—	22	64	97	—	224	—	321	(257)	220	(37)
State Street	1	—	—	1	8	—	—	—	8	(7)	—	(7)
UBS	—	—	—	—	214	—	—	—	214	(214)	—	(214)
Total Over the Counter	$196	$8	$22	$226	$726	$8	$224	$—	$958

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Chase Securities	$—	$—	$—	$—	$—	$—	$—	$71,238	$71,238	$(71,238)	$—	$(71,238)
Morgan Stanley	—	—	—	—	38	—	—	—	38	(38)	—	(38)
Total Over the Counter	$—	$—	$—	$—	$38	$—	$—	$71,238	$71,276

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$12	$—	$—	$12	$45	$—	$—	$—	$45	$(33)	$—	$(33)
Barclays PLC	3	—	—	3	555	—	—	—	555	(552)	—	(552)
Brown Brothers Harriman	284	—	—	284	198	—	—	—	198	86	—	86
Citigroup	14	—	—	14	25	—	—	—	25	(11)	—	(11)
Deutsche Bank	98	—	—	98	87	—	—	—	87	11	—	11
Goldman Sachs	405	—	117	522	318	—	—	—	318	204	—	204
HSBC	—	—	—	—	54	—	—	—	54	(54)	—	(54)
JPMorgan Chase Bank	56	—	—	56	67	—	—	—	67	(11)	—	(11)
Merrill Lynch	63	—	—	63	56	—	—	—	56	7	—	7
Morgan Stanley	283	—	—	283	197	—	—	—	197	86	—	86
Standard Bank	11	—	—	11	—	—	—	—	—	11	—	11
UBS	40	—	—	40	2	—	—	—	2	38	—	38
Total Over the Counter	$1,269	$—	$117	$1,386	$1,604	$—	$—	$—	$1,604

(1) Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION FUND, MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2024 ($ Thousands)	% of Total Net Assets at September 30, 2024
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$103,050	12.4%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	225,989	17.0%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	120,442	20.8%

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Net Investment Income:
Investment Income	$4,600	$12,655	$6,547
Net Realized Gain (Loss) on:
Investments	—	6,015	(7)
Futures Contracts	3,517	(6,969)	(7,284)
Swap Contracts	(8,804)	(1,134)	—
Purchased Options	—	—	(397)
Written Options	—	—	200
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	181	400
Futures Contracts	1,387	8,992	4,062
Swap Contracts	3,227	—	—
Purchased Options	—	—	30
Written Options	—	—	(12)
Total gains and losses attributed to the Funds' investment in Subsidiaries	$3,927	$19,740	$3,539

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an, administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the

Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Conservative Income and Tax Free Conservative Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	—	0.89%
Class I	0.3500%	0.25%	0.25%	1.11%
Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund
Class F	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund
Class F	0.0300%	0.25%	—	0.25%
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	—	1.14%
Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund
Class F	0.6500%	0.25%	—	1.11%*
Class I	0.6500%	0.25%	0.25%	1.33%*
Class Y	0.6500%	—	—	0.86%*
Small Cap Growth Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Advisory Fees		Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%		0.25%	—	1.11%
Class Y	0.6500%		—	—	0.89%
Mid-Cap Fund
Class F	0.4000%		0.25%	—	0.98%
Class I	0.4000%		0.25%	0.25%	1.20%
Class Y	0.4000%		—	—	0.73%
U.S. Managed Volatility Fund
Class F	0.5500	%**	0.25%	—	0.90%
Class I	0.5500	%**	0.25%	0.25%	1.15%
Class Y	0.5500	%**	—	—	0.65%
Global Managed Volatility Fund
Class F	0.6500%		0.25%	—	1.11%
Class I	0.6500%		0.25%	0.25%	1.36%
Class Y	0.6500%		—	—	0.86%
Tax-Managed Managed Volatility Fund
Class F	0.5500	%***	0.25%	—	0.91%+
Class Y	0.5500	%***	—	—	0.66%+
Tax-Managed International Managed Volatility Fund
Class F	0.6500%		0.25%	—	1.11%
Class Y	0.6500%		—	—	0.86%
Real Estate Fund
Class F	0.6500%		0.25%	—	1.14%
Class I	0.6500%		0.25%	0.25%	1.36%
Class Y	0.6500%		—	—	0.89%
Core Fixed Income Fund
Class F	0.2750%		0.25%	—	0.66%
Class I	0.2750%		0.25%	0.25%	0.88%
Class Y	0.2750%		—	—	0.41%
High Yield Bond Fund
Class F	0.4875%		0.25%	—	0.89%
Class I	0.4875%		0.25%	0.25%	1.11%
Class Y	0.4875%		—	—	0.64%
Conservative Income Fund
Class F	0.1000%		0.25%	—	0.30%
Class Y	0.1000%		—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%		0.25%	—	0.30%
Class Y	0.1000%		—	—	0.20%
Real Return Fund
Class F	0.2200%		0.25%	—	0.45%
Class Y	0.2200%		—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%		0.25%	—	0.75%
Class Y	0.6000%		—	—	0.50%
Multi-Strategy Alternative Fund
Class F	1.5000%		0.25%	—	1.35%
Class Y	1.5000%		—	—	1.10%
Liquid Alternative Fund
Class F	0.5000%		0.25%	—	1.05%
Class Y	0.5000%		—	—	0.80%
Multi-Asset Accumulation Fund
Class F	0.7500%		0.25%	—	1.17%
Class Y	0.7500%		—	—	0.92%
Multi-Asset Income Fund
Class F	0.6000%		0.25%	—	0.80%
Class Y	0.6000%		—	—	0.70%

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	1.24%
Class Y	0.5500%	—	—	0.98%
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%

*	Effective September 1, 2024, the voluntary expense limitations for the Small Cap Value Fund were lowered to 1.11%, 1.33%, and 0.86% for Class F, Class I, and Class Y, respectively. Prior to September 1, 2024, the voluntary expense limitations were 1.14%, 1.36%, and 0.89% for Class F, Class I, and Class Y, respectively.

**	Effective September 1, 2024, the contractual advisory fee for the U.S. Managed Volatility Fund was lowered from 0.65% to 0.55%.

***	Effective September 1, 2024, the contractual advisory fee for the Tax-Managed Managed Volatility Fund was lowered from 0.65% to 0.55%.

+	Effective September 1, 2024, the voluntary expense limitation for the Tax-Managed Managed Managed Volatility Fund were lowered to 0.91% and 0.66%, respectively. Prior to September 1, 2024, the voluntary expense limitations were 1.00% and 0.75% for Class F and Class Y, respectively.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.380%*	0.3400%	0.2800%	0.2350%	0.200%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Liquid Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

*Effective September 1, 2024, the Contractual Administration Fee for the first $1.5 billion in net assets was lowered from 0.400% to 0.380%.

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

As of September 30, 2024, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Copeland Capital Management LLC

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Large Cap Growth Fund

Fred Alger Management, LLC

Mackenzie Investments Corporation

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

Los Angeles Capital Management, LLC

Leeward Investments, LLC

Parametric Portfolio Associates LLC

Small Cap Value Fund

Easterly Investment Partners LLC

Leeward Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Small Cap Growth Fund

EAM Investors LLC

Jackson Creek Investment Advisors, LLC

Parametric Portfolio Associates LLC

Polen Capital Management LLC

Tax-Managed Small/Mid Cap Fund

Easterly Investment Partners LLC

Geneva Capital Management LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LP

Parametric Portfolio Associates LLC

Mid-Cap Fund

Leeward Investments, LLC

Los Angeles Capital Management LLC

U.S. Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

Tax-Managed Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Real Estate Fund

CenterSquare Investment Management LLC

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Western Asset Management Company, LLC**

Western Asset Management Company Limited**

High Yield Bond Fund

Ares Capital Management II LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LP

Global Credit Advisers, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Liquid Alternative Fund

Dynamic Beta Investments, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

Multi-Asset Income Fund

Barings LLC

Goldman Sachs Asset Management, LP

Western Asset Management Company, LLC**

Western Asset Management Company Limited**

Western Asset Management Company PTE Ltd.**

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Columbia Management Investments Advisers, LLC

Credit Suisse Asset Management, LLC

Franklin Advisers, Inc.

Multi-Asset Capital Stability Fund

AllianceBernstein, L.P.

Janus Henderson Investors US LLC

* Affiliated

** Terminated as of October 31, 2024.

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2024 were as follows ($ Thousands):

U.S. Managed Volatility Fund	$24
Multi-Asset Income Fund	15
$39

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from

SIMC. Such fees for the year ended September 30, 2024 were as follows ($ Thousands):

Large Cap Fund	$356
Large Cap Value Fund	440
Tax-Managed Large Cap Fund	668
Small Cap Value Fund	719
U.S. Managed Volatility Fund	776
Tax-Managed Managed Volatility Fund	1,119
Tax-Managed International Managed Volatility Fund	373
$4,451

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the year ended September 30, 2024, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may have invested the cash collateral from the securities lending program in the SEI Liquidity Fund, LP, also an affiliated fund.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

For the year ended September 30, 2024, the following Funds borrowed funds from the Multi-Asset Accumulation

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
New Covenant Growth Fund	01/19/24	01/22/24	$14,550	$3	6.32%

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
New Covenant Growth Fund	07/16/24	07/17/24	$16,047	$3	6.34%
High Yield Fund	02/21/24	02/22/24	$23,185	$4	6.32%
High Yield Fund	04/16/24	04/17/24	$11,825	$2	6.34%
High Yield Fund	04/17/24	04/18/24	$ 9,265	$2	6.34%
High Yield Fund	04/19/24	04/22/24	$ 5,500	$3	6.33%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the year ended September 30, 2024 and the year or period ended September 30, 2023.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Class F:
Shares Issued	12,325	10,569	5,661	5,852	3,036	3,175	11,261	12,282
Shares Issued in Lieu of Dividends and Distributions	6,835	11,216	2,980	4,199	4,461	2,310	793	953
Shares Redeemed	(40,073)	(26,399)	(9,717)	(9,890)	(8,434)	(8,031)	(20,260)	(17,602)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(20,913)	(4,614)	(1,076)	161	(937)	(2,546)	(8,206)	(4,367)
Class I:
Shares Issued	–	–	5	2	10	5	–	–
Shares Issued in Lieu of Dividends and Distributions	–	–	3	7	8	5	–	–
Shares Redeemed	–	–	(13)	(46)	(19)	(24)	–	–
Total Decrease in Net Assets Derived from Class I Transactions	–	–	(5)	(37)	(1)	(14)	–	–
Class Y:
Shares Issued	870	623	381	673	210	445	–	–
Shares Issued in Lieu of Dividends and Distributions	235	368	319	708	500	412	–	–
Shares Redeemed	(1,185)	(1,052)	(2,475)	(3,739)	(1,542)	(2,692)	–	–
Total Decrease in Net Assets Derived from Class Y Transactions	(80)	(61)	(1,775)	(2,358)	(832)	(1,835)	–	–
(Decrease) in Capital Shares	(20,993)	(4,675)	(2,856)	(2,234)	(1,770)	(4,395)	(8,206)	(4,367)

	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Class F:
Shares Issued	9,475	5,540	846	1,547	8,194	4,019	1,491	1,491
Shares Issued in Lieu of Dividends and Distributions	4,368	6,077	429	949	1,503	366	369	754
Shares Redeemed	(20,301)*	(20,012)	(2,213)	(1,876)	(12,607)	(8,337)	(2,907)	(2,931)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(6,458)	(8,395)	(938)	620	(2,910)	(3,952)	(1,047)	(686)
Class I:
Shares Issued	–	–	14	34	–	–	1	2
Shares Issued in Lieu of Dividends and Distributions	–	–	2	6	–	–	1	2
Shares Redeemed	–	–	(16)	(41)	–	–	(5)	(22)
Total Decrease in Net Assets Derived from Class I Transactions	–	–	—	(1)	–	–	(3)	(18)
Class Y:
Shares Issued	581	3,361	–	–	1,453	544	93	443
Shares Issued in Lieu of Dividends and Distributions	740	907	–	–	74	20	56	159
Shares Redeemed	(2,334)	(2,805)	–	–	(606)	(484)	(694)	(1,294)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,013)	1,463	–	–	921	80	(545)	(692)
Increase (Decrease) in Capital Shares	(7,471)	(6,932)	(938)	619	(1,989)	(3,872)	(1,595)	(1,396)

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Class F:
Shares Issued	1,154	1,074	1,917	2,439	317	432	4,231	5,723
Shares Issued in Lieu of Dividends and Distributions	—	5	780	263	13	19	4,128	3,785
Shares Redeemed	(1,882)	(1,817)	(4,876)	(6,427)	(768)	(558)	(18,133)	(13,485)
Total Decrease in Net Assets Derived from Class F Transactions	(728)	(738)	(2,179)	(3,725)	(438)	(107)	(9,774)	(3,977)
Class I:
Shares Issued	3	4	–	–	2	—	1	—
Shares Issued in Lieu of Dividends and Distributions	—	—	–	–	—	—	5	4

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Shares Redeemed	(5)	(25)	–	–	(5)	(2)	(1)	—
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(2)	(21)	–	–	(3)	(2)	5	4
Class Y:
Shares Issued	79	245	360	946	158	36	1,474	2,239
Shares Issued in Lieu of Dividends and Distributions	—	3	127	46	2	2	1,333	1,003
Shares Redeemed	(251)	(332)	(726)	(782)	(54)	(20)	(3,363)	(2,362)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(172)	(84)	(239)	210	106	18	(556)	880
(Decrease) in Capital Shares	(902)	(843)	(2,418)	(3,515)	(335)	(91)	(10,325)	(3,093)

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Class F:
Shares Issued	22,125	8,900	1,985	3,531	1,571	5,152	362	519
Shares Issued in Lieu of Dividends and Distributions	3,125	6,387	4,354	2,192	670	663	88	193
Shares Redeemed	(28,811)	(21,347)	(8,786)	(12,001)	(6,165)	(10,209)	(994)	(1,070)
Total Decrease in Net Assets Derived from Class F Transactions	(3,561)	(6,060)	(2,447)	(6,278)	(3,924)	(4,394)	(544)	(358)
Class I:
Shares Issued	—	—	–	–	–	–	—	—
Shares Issued in Lieu of Dividends and Distributions	3	5	–	–	–	–	—	1
Shares Redeemed	—	—	–	–	–	–	—	—
Total Increase in Net Assets Derived from Class I Transactions	3	5	–	–	–	–	—	1
Class Y:
Shares Issued	1,368	3,619	352	1,953	195	2,905	88	105
Shares Issued in Lieu of Dividends and Distributions	586	942	617	257	150	134	26	50
Shares Redeemed	(3,554)	(3,377)	(1,166)	(936)	(1,051)	(2,172)	(270)	(198)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,600)	1,184	(197)	1,274	(706)	867	(156)	(43)
(Decrease) in Capital Shares	(5,158)	(4,871)	(2,644)	(5,004)	(4,630)	(3,527)	(700)	(400)

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Class F:
Shares Issued	85,129	50,948	48,023	35,058	61,625	36,541	9,622	5,213
Shares Issued in Lieu of Dividends and Distributions	12,047	10,150	21,443	28,036	2,596	1,469	425	368
Shares Redeemed	(92,554)	(76,036)	(86,084)	(57,400)	(39,513)	(26,105)	(8,236)	(6,882)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	4,622	(14,938)	(16,618)	5,694	24,708	11,905	1,811	(1,301)
Class I:
Shares Issued	32	20	—	—	–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	9	7	—	—	–	–	–	–
Shares Redeemed	(38)	(94)	—	—	–	–	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	3	(67)	—	—	–	–	–	–
Class Y:
Shares Issued	7,242	11,305	8,784	10,081	727	669	1,170	221
Shares Issued in Lieu of Dividends and Distributions	1,654	1,527	3,822	4,494	55	57	21	12
Shares Redeemed	(10,464)	(14,181)	(9,719)	(13,295)	(1,286)	(734)	(703)	(325)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,568)	(1,349)	2,887	1,280	(504)	(8)	488	(92)
Increase (Decrease) in Capital Shares	3,057	(16,354)	(13,731)	6,974	24,204	11,897	2,299	(1,393)

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Liquid Alternative Fund
	2024	2023	2024	2023	2024	2023	2024	2023	(1)
Class F:
Shares Issued	24,755	4,342	9,281	4,985	2,085	3,950	20,010	52

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Liquid Alternative Fund
	2024	2023	2024	2023	2024	2023	2024	2023	(1)
Shares Issued in Lieu of Dividends and Distributions	970	953	3,793	5,283	1,399	811	8	—
Shares Redeemed	(8,317)	(10,811)	(14,703)	(8,647)	(14,928)	(10,438)	(2,752)	—
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	17,408	(5,516)	(1,629)	1,621	(11,444)	(5,677)	17,266	52
Class Y:
Shares Issued	1,615	415	2,961	582	167	826	1,072	1,165
Shares Issued in Lieu of Dividends and Distributions	69	78	256	332	64	19	28	—
Shares Redeemed	(628)	(714)	(1,046)	(550)	(1,131)	(204)	(298)	(100)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	1,056	(221)	2,171	364	(900)	641	802	1,065
Increase (Decrease) in Capital Shares	18,464	(5,737)	542	1,985	(12,344)	(5,036)	18,068	1,117

	Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Class F:
Shares Issued	18,570	33,098	4,565	7,513	7,431	10,150	4,495	7,872
Shares Issued in Lieu of Dividends and Distributions	4,678	24,357	2,667	3,561	2,704	9,499	1,628	923
Shares Redeemed	(128,454)	(52,994)	(23,255)	(15,391)	(25,101)	(27,459)	(15,704)	(17,617)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(105,206)	4,461	(16,023)	(4,317)	(14,966)	(7,810)	(9,581)	(8,822)
Class Y:
Shares Issued	1,985	5,190	1,736	2,179	1,418	912	164	320
Shares Issued in Lieu of Dividends and Distributions	305	1,490	898	969	160	500	103	61
Shares Redeemed	(5,378)	(11,988)	(2,743)	(4,361)	(897)	(1,515)	(826)	(752)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(3,088)	(5,308)	(109)	(1,213)	681	(103)	(559)	(371)
(Decrease) in Capital Shares	(108,294)	(847)	(16,132)	(5,530)	(14,285)	(7,913)	(10,140)	(9,193)

(1) Commenced operations on June 30, 2023.

* Includes redemptions as a result of in-kind transactions (see Note 13).

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and in-kind transactions, during the year September 30, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$554,567	$554,567
Sales	—	965,144	965,144
Large Cap Value Fund
Purchases	—	193,494	193,494
Sales	—	329,624	329,624
Large Cap Growth Fund
Purchases	—	898,271	898,271
Sales	—	1,212,189	1,212,189
Large Cap Index Fund
Purchases	—	41,704	41,704
Sales	—	168,991	168,991
Tax-Managed Large Cap Fund
Purchases	—	611,153	611,153
Sales	—	924,373	924,373
S&P 500 Index Fund
Purchases	—	27,743	27,743
Sales	—	145,884	145,884
Small Cap Fund
Purchases	—	596,356	596,356
Sales	—	640,697	640,697
Small Cap Value Fund
Purchases	—	200,307	200,307
Sales	—	247,061	247,061
Small Cap Growth Fund
Purchases	—	640,554	640,554
Sales	—	673,702	673,702
Tax-Managed Small/Mid Cap Fund
Purchases	—	474,115	474,115
Sales	—	556,361	556,361
Mid-Cap Fund
Purchases	—	48,690	48,690
Sales	—	58,247	58,247
U.S. Managed Volatility Fund
Purchases	—	355,523	355,523
Sales	—	581,838	581,838
Global Managed Volatility Fund
Purchases	—	686,664	686,664
Sales	—	791,217	791,217
Tax-Managed Managed Volatility Fund
Purchases	—	193,533	193,533
Sales	—	350,472	350,472
Tax-Managed International Managed Volatility Fund
Purchases	—	175,727	175,727
Sales	—	229,722	229,722
Real Estate Fund
Purchases	—	32,386	32,386
Sales	—	42,510	42,510
Core Fixed Income Fund
Purchases	10,717,500	1,483,139	12,200,639
Sales	10,561,511	1,694,109	12,255,620
High Yield Bond Fund
Purchases	3,035	555,567	558,602
Sales	—	681,472	681,472

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Real Return Fund
Purchases	292,299	—	292,299
Sales	126,887	—	126,887
Dynamic Asset Allocation Fund
Purchases	—	85,701	85,701
Sales	—	143,295	143,295
Multi-Strategy Alternative Fund
Purchases	6,018	664,722	670,740
Sales	6,666	718,840	725,506
Multi-Asset Accumulation Fund
Purchases	344,243	187,091	531,334
Sales	166,423	389,955	556,378
Multi-Asset Income Fund
Purchases	85,835	249,222	335,057
Sales	92,814	372,622	465,436
Multi-Asset Inflation Managed Fund
Purchases	117,492	58,076	175,568
Sales	217,649	154,506	372,155
Multi-Asset Capital Stability Fund
Purchases	147,276	21,995	169,271
Sales	97,687	51,128	148,815

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Commodity Strategy, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2024, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2023. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2023.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on REIT securities, reclassification of income and expense from swap transactions, Treasury Inflation-Protected Securities and net operating losses, basis adjustments for investments in partnerships and gains and losses on passive foreign investment companies, expiration of capital loss carryforwards, collateralized loan obligation basis adjustments, certain foreign currency related transactions, payment of excise tax, and nontaxable in-kind redemptions.

	Distributable Earnings (Loss) ($ Thousands)	Paid-in- Capital ($ Thousands)
Tax-Managed Large Cap Fund	$(147,533)	$147,533
High Yield Bond Fund	810	(810)
Multi-Asset Income Fund	(1,576)	1,576

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2024 or September 30, 2023 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2024	$21,414	$87,395	$—	$—	$108,809
2023	11,904	149,792	—	—	161,696
Large Cap Value Fund
2024	28,952	57,486	—	—	86,438
2023	37,312	89,162	—	—	126,474
Large Cap Growth Fund
2024	—	208,783	—	—	208,783
2023	11	98,789	—	—	98,800
Large Cap Index Fund
2024	14,147	—	—	—	14,147
2023	14,021	—	—	—	14,021
Tax-Managed Large Cap Fund
2024	37,630	163,412	—	—	201,042
2023	41,176	205,202	—	—	246,378
S&P 500 Index Fund
2024	12,827	29,336	—	—	42,163
2023	11,652	66,182	—	—	77,834
Small Cap Fund
2024	2,980	18,391	—	—	21,371
2023	1,733	3,109	—	—	4,842
Small Cap Value Fund
2024	4,436	6,705	—	—	11,141
2023	4,727	16,880	—	—	21,607
Small Cap Growth Fund
2024	—	—	—	—	—
2023	244	—	—	—	244
Tax-Managed Small/Mid Cap Fund
2024	3,794	22,023	—	—	25,817
2023	4,609	3,364	—	—	7,973

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Mid-Cap Fund
2024	$424	$—	$—	$—	$424
2023	539	—	—	—	539
U.S. Managed Volatility Fund
2024	15,268	73,422	—	—	88,690
2023	14,759	71,871	—	—	86,630
Global Managed Volatility Fund
2024	13,481	29,793	—	—	43,274
2023	45,317	39,570	—	—	84,887
Tax-Managed Managed Volatility Fund
2024	7,491	101,970	—	—	109,461
2023	8,459	48,976	—	—	57,435
Tax-Managed International Managed Volatility Fund
2024	10,287	—	—	—	10,287
2023	8,956	—	—	—	8,956
Real Estate Fund
2024	1,420	377	—	—	1,797
2023	1,676	2,029	—	—	3,705
Core Fixed Income Fund
2024	133,960	—	6,063	—	140,023
2023	120,076	—	—	—	120,076
High Yield Bond Fund
2024	129,498	—	18,994	—	148,492
2023	181,968	—	18,207	—	200,175
Conservative Income Fund
2024	32,647	—	—	—	32,647
2023	18,676	—	—	—	18,676
Tax-Free Conservative Income Fund
2024	78	—	—	5,605	5,683
2023	—	—	—	4,638	4,638
Real Return Fund
2024	11,327	—	—	—	11,327
2023	11,708	—	—	—	11,708
Dynamic Asset Allocation Fund
2024	—	63,790	—	—	63,790
2023	21,823	62,019	—	—	83,842
Multi-Strategy Alternative Fund
2024	15,289	—	—	—	15,289
2023	8,411	—	—	—	8,411
Liquid Alternative Fund
2024	311	80	—	—	391
2023	—	—	—	—	—
Multi-Asset Accumulation Fund
2024	21,478	—	17,110	—	38,588
2023	190,323	—	—	—	190,323
Multi-Asset Income Fund
2024	39,669	—	—	—	39,669
2023	49,211	—	—	—	49,211
Multi-Asset Inflation Managed Fund
2024	23,993	—	—	—	23,993
2023	88,501	—	—	—	88,501
Multi-Asset Capital Stability Fund
2024	22,160	—	—	—	22,160
2023	12,008	—	—	—	12,008

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

As of September 30, 2024, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$17,126	$203,987	$—	$—	$—	$—	$725,318	$—	$946,431
Large Cap Value Fund	15,731	68,707	—	—	—	—	451,388	(3)	535,823
Large Cap Growth Fund	50,734	213,785	—	—	—	—	801,066	1	1,065,586
Large Cap Index Fund	3,080	27,092	—	—	—	—	577,312	(1)	607,483
Tax-Managed Large Cap Fund	8,097	306,695	—	—	—	—	3,021,615	9	3,336,416
S&P 500 Index Fund	5,297	97,443	—	—	—	—	793,887	(4)	896,623
Small Cap Fund	12,400	38,961	—	—	—	—	124,788	1	176,150
Small Cap Value Fund	1,620	38,652	—	—	—	—	76,990	(2)	117,260
Small Cap Growth Fund	39	9,485	—	—	—	—	69,118	4	78,646
Tax-Managed Small/Mid Cap Fund	699	89,064	—	—	—	—	397,468	(1)	487,230
Mid-Cap Fund	249	3,394	—	—	—	—	15,772	(3)	19,412
U.S. Managed Volatility Fund	17,254	58,669	—	—	—	—	129,326	3	205,252
Global Managed Volatility Fund	11,160	34,323	—	—	—	—	118,683	735	164,901
Tax-Managed Managed Volatility Fund	1,715	117,351	—	—	—	—	505,131	—	624,197
Tax-Managed International Managed Volatility Fund	10,067	—	—	(49,046)	—	—	86,278	—	47,299
Real Estate Fund	—	2,051	—	—	—	—	24,413	—	26,464
Core Fixed Income Fund	—	—	—	(526,859)	—	—	(74,801)	(26,253)	(627,913)
High Yield Bond Fund	—	—	—	(258,596)	—	—	(211,973)	(8,044)	(478,613)
Conservative Income Fund	548	—	—	(1)	—	—	409	(517)	439
Tax-Free Conservative Income Fund	—	—	177	(8)	—	—	90	(139)	120
Real Return Fund	3,093	—	—	(11,037)	—	—	435	(4,326)	(11,835)
Dynamic Asset Allocation Fund	22,495	50,156	—	—	—	—	400,301	(112)	472,840
Multi-Strategy Alternative Fund	10,550	—	—	(11,569)	—	—	(5,625)	(113)	(6,757)
Liquid Alternative Fund	6,462	2,865	—	—	—	—	—	1	9,328
Multi-Asset Accumulation Fund	—	—	—	(456,341)	—	—	(278,157)	(13,034)	(747,532)
Multi-Asset Income Fund	3,495	—	—	(56,757)	—	—	2,737	(2,648)	(53,173)
Multi-Asset Inflation Managed Fund	17,169	—	—	(101,059)	—	—	(83,267)	94	(167,063)
Multi-Asset Capital Stability Fund	17,085	11,029	—	—	—	—	3,988	(3,301)	28,801

Post October losses represent losses realized on investment transactions from November 1, 2023 through September 30, 2024, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2024 through September 30, 2024, and specified losses realized on investment transactions from November 1, 2023 through September 30, 2024, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tax-Managed International Managed Volatility Fund	$49,046	$–	$49,046
Core Fixed Income Fund	180,223	346,636	526,859
High Yield Bond Fund	23,527	235,069	258,596
Conservative Income Fund	1	–	1
Tax-Free Conservative Income Fund	8	–	8
Real Return Fund	4,225	6,812	11,037
Multi-Strategy Alternative Fund	2,717	8,852	11,569
Multi-Asset Accumulation Fund	258,261	198,080	456,341
Multi-Asset Income Fund	20,676	36,081	56,757
Multi-Asset Inflation Managed Fund	101,059	–	101,059

During the year ended September 30, 2024, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Large Cap Index	$5,093	$3,951	$9,044
Small Cap Growth Fund	26,652	–	26,652
Mid-Cap Fund	1,806	–	1,806
Tax-Managed International Managed Volatility Fund	3,433	–	3,433
Multi-Strategy Alternative Fund	4,033	–	4,033
Multi-Asset Accumulation Fund	51,816	23,181	74,997
Multi-Asset Inflation Managed Fund	2,321	–	2,321
Multi-Asset Capital Stability Fund	11,643	11,788	23,431

For Federal income tax purposes, the cost of investments owned at September 30, 2024, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2024, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$923,826	$755,990	$(30,672)	$725,318
Large Cap Value Fund	913,822	494,843	(43,455)	451,388
Large Cap Growth Fund	739,210	809,205	(8,139)	801,066
Large Cap Index Fund	605,533	617,447	(40,135)	577,312
Tax-Managed Large Cap Fund	1,432,910	3,040,526	(18,911)	3,021,615
S&P 500 Index Fund	234,207	805,191	(11,304)	793,887
Small Cap Fund	476,293	153,661	(28,873)	124,788
Small Cap Value Fund	290,183	99,194	(22,203)	76,991
Small Cap Growth Fund	294,832	78,704	(9,586)	69,118
Tax-Managed Small/Mid Cap Fund	489,427	402,456	(4,988)	397,468
Mid-Cap Fund	68,251	18,267	(2,495)	15,772
U.S. Managed Volatility Fund	518,464	140,816	(11,490)	129,326
Global Managed Volatility Fund	718,489	132,632	(13,949)	118,683
Tax-Managed Managed Volatility Fund	340,806	506,107	(976)	505,131
Tax-Managed International Managed Volatility Fund	214,440	86,847	(569)	86,278
Real Estate Fund	53,524	26,629	(2,216)	24,413
Core Fixed Income Fund	3,877,895	44,889	(119,690)	(74,801)
High Yield Bond Fund	1,377,866	97,651	(309,624)	(211,973)
Conservative Income Fund	719,848	443	(34)	409
Tax-Free Conservative Income Fund	194,053	98	(8)	90
Real Return Fund	$382,470	$2,988	$(2,553)	$435
Dynamic Asset Allocation Fund	255,214	435,605	(35,304)	400,301

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Multi-Strategy Alternative Fund	246,513	11,044	(16,669)	(5,625)
Liquid Alternative Fund	—	—	—	—
Multi-Asset Accumulation Fund	969,981	5,651	(283,808)	(278,157)
Multi-Asset Income Fund	529,206	28,833	(26,096)	2,737
Multi-Asset Inflation Managed Fund	574,150	96,036	(179,303)	(83,267)
Multi-Asset Capital Stability Fund	488,325	4,306	(318)	3,988

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks. A more complete description of principal risks is included in each Fund's prospectus under the heading "Principal Risks."

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and

SEI Institutional Managed Trust

related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk —Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and

SEI Institutional Managed Trust

hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, shareholders will be subject to two layers of fees and expenses with respect to investments in the Fund.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both

SEI Institutional Managed Trust

the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2024

Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Non-Diversified Risk — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Code for classification as a RIC.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income

SEI Institutional Managed Trust

from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loomed securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/ or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. There is no guarantee that these investments will not lose value.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Concluded)

September 30, 2024

During the year ended September 30, 2024, the Funds discontinued using the Securities Lending program.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2024, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund
Class F	96%
Class Y	50
Large Cap Value Fund
Class F	92%
Class I	–
Class Y	97
Large Cap Growth Fund
Class F	90%
Class I	–
Class Y	96
Large Cap Index Fund
Class F	98%
Tax-Managed Large Cap Fund
Class F	79%
Class Y	51%
S&P 500 Index Fund
Class F	48%
Class I	21
Small Cap Fund
Class F	97%
Class Y	38
Small Cap Value Fund
Class F	93%
Class I	–
Class Y	98
Small Cap Growth Fund
Class F	92%
Class I	–
Class Y	96
Tax-Managed Small/Mid Cap Fund
Class F	88%
Class Y	55
Mid-Cap Fund
Class F	94%
Class I	–
Class Y	46
U.S. Managed Volatility Fund
Class F	93%
Class I	–
Class Y	57
Global Managed Volatility Fund
Class F	97%
Class I	–
Class Y	57
Tax-Managed Managed Volatility Fund
Class F	82%

Fund	% Held
Class Y	70
Tax-Managed International Managed Volatility Fund
Class F	95%
Class Y	91
Real Estate Fund
Class F	94%
Class I	–
Class Y	55
Core Fixed Income Fund
Class F	97%
Class I	24
Class Y	60
High Yield Bond Fund
Class F	95%
Class I	–
Class Y	69
Conservative Income Fund
Class F	99%
Class Y	46
Tax-Free Conservative Income Fund
Class F	98%
Class Y	72
Real Return Fund
Class F	97%
Class Y	52
Dynamic Asset Allocation Fund
Class F	96%
Class Y	36
Multi-Strategy Alternative Fund
Class F	97%
Class Y	82
Liquid Alternative Fund
Class F	99%
Class Y	44
Multi-Asset Accumulation Fund
Class F	97%
Class Y	53
Multi-Asset Income Fund
Class F	97%
Class Y	68
Multi-Asset Inflation Managed Fund
Class F	97%
Class Y	47
Multi-Asset Capital Stability Fund
Class F	98%
Class Y	30

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

SEI Institutional Managed Trust

13. IN-KIND TRANSACTIONS

During the year ended September 30, 2024, the Tax-Managed Large Cap Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

Tax-Managed Large Cap Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	4/17/2024	29	$924	$70	$994	$922
	9/25/2024	4,933	183,101	6,060	189,161	146,611

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Institutional Managed Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
SEI Institutional Managed Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Large Cap Index Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Tax-Managed International Managed Volatility Fund, Real Estate Fund, Core Fixed Income Fund, High Yield Bond Fund, Conservative Income Fund, Tax-Free Conservative Income Fund, Real Return Fund, Multi-Strategy Alternative Fund, Liquid Alternative Fund, Multi-Asset Income Fund, and Multi-Asset Capital Stability Fund (twenty-five of the twenty-eight funds comprising the SEI Institutional Managed Trust (the Trust)), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, except for the Liquid Alternative Fund for which the periods are the year ended September 30, 2024 and for the period from June 30, 2023 (commencement of operations) to September 30, 2023, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. We have also audited the accompanying consolidated statements of assets and liabilities of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund (three of the twenty-eight funds comprising the Trust) (the twenty-eight funds collectively, the Funds), including the consolidated schedules of investments, as of September 30, 2024, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, the consolidated statement of cash flows for the year then ended for the Multi-Asset Inflation Managed Fund, and the related notes (collectively, the consolidated financial statements) and consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, the consolidated cash flows of the Multi-Asset Inflation Managed Fund for the year then ended, and the financial highlights and consolidated financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

SEI Institutional Managed Trust

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodians, transfer agent, agent banks, and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania
November 27, 2024

SEI Institutional Managed Trust

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2024, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2024, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2024, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital (Tax Basis)	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	(D) Tax-Exempt Income Distribution (Tax Basis)	Total Distributions (Tax Basis)	(E) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	0.00%	80.32%	19.68%	0.00%	100.00%	90.14%
Large Cap Value Fund	0.00%	66.51%	33.49%	0.00%	100.00%	100.00%
Large Cap Growth Fund	0.00%	100.00%	0.00%	0.00%	100.00%	0.00%
Large Cap Index Fund	0.00%	100.00%	0.00%	0.00%	100.00%	99.85%
Tax-Managed Large Cap Fund	0.00%	81.28%	18.72%	0.00%	100.00%	100.00%
S&P 500 Index Fund	0.00%	69.58%	30.42%	0.00%	100.00%	87.41%
Small Cap Fund	0.00%	86.06%	13.94%	0.00%	100.00%	62.97%
Small Cap Value Fund	0.00%	60.18%	39.82%	0.00%	100.00%	100.00%
Small Cap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Tax-Managed Small/Mid Cap Fund	0.00%	85.31%	14.69%	0.00%	100.00%	100.00%
Mid-Cap Fund	0.00%	0.00%	100.00%	0.00%	100.00%	100.00%
U.S. Managed Volatility Fund	0.00%	82.78%	17.22%	0.00%	100.00%	71.11%
Global Managed Volatility Fund	0.00%	68.85%	31.15%	0.00%	100.00%	60.33%
Tax-Managed Managed Volatility Fund	0.00%	93.16%	6.84%	0.00%	100.00%	100.00%
Tax-Managed International Managed Volatility Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Real Estate Fund *	0.00%	22.47%	77.53%	0.00%	100.00%	0.00%
Core Fixed Income Fund	4.40%	0.00%	95.60%	0.00%	100.00%	0.00%
High Yield Bond Fund	14.36%	0.00%	85.64%	0.00%	100.00%	0.00%
Conservative Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Tax-Free Conservative Income Fund	0.00%	0.00%	1.38%	98.62%	100.00%	0.00%
Real Return Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Dynamic Asset Allocation Fund	0.00%	100.00%	0.00%	0.00%	100.00%	0.00%
Multi-Strategy Alternative Fund	0.00%	0.00%	100.00%	0.00%	100.00%	1.85%
Liquid Alternative Fund	0.00%	20.46%	79.54%	0.00%	100.00%	0.00%
Multi-Asset Accumulation Fund	44.34%	0.00%	55.66%	0.00%	100.00%	0.00%
Multi-Asset Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%	3.66%
Multi-Asset Inflation Managed Fund	0.00%	0.00%	100.00%	0.00%	100.00%	25.73%
Multi-Asset Capital Stability Fund	0.00%	0.00%	100.00%	0.00%	100.00%	2.35%

SEI Institutional Managed Trust

	(F) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
Large Cap Fund	94.08%	0.00%	0.00%	100.00%	3.46%
Large Cap Value Fund	100.00%	0.00%	0.04%	100.00%	0.00%
Large Cap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Index Fund	100.00%	0.00%	0.06%	0.00%	0.00%
Tax-Managed Large Cap Fund	100.00%	0.00%	0.00%	0.00%	0.00%
S&P 500 Index Fund	90.04%	0.00%	0.00%	100.00%	4.33%
Small Cap Fund	66.33%	0.00%	0.00%	0.00%	8.63%
Small Cap Value Fund	100.00%	0.00%	0.02%	0.00%	0.00%
Small Cap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Tax-Managed Small/Mid Cap Fund	100.00%	0.00%	0.00%	0.00%	0.00%
Mid-Cap Fund	100.00%	0.00%	0.00%	0.00%	0.00%
U.S. Managed Volatility Fund	73.44%	0.00%	0.00%	100.00%	0.00%
Global Managed Volatility Fund	100.00%	0.00%	0.00%	100.00%	0.00%
Tax-Managed Managed Volatility Fund	100.00%	0.00%	0.00%	0.00%	0.00%
Tax-Managed International Managed Volatility Fund	82.60%	0.00%	0.00%	0.00%	0.00%
Real Estate Fund *	0.00%	0.00%	0.00%	100.00%	100.00%
Core Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%
High Yield Bond Fund	0.00%	0.00%	90.07%	0.00%	0.00%
Conservative Income Fund	0.00%	0.68%	1.41%	100.00%	0.00%
Tax-Free Conservative Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Real Return Fund	0.00%	100.00%	99.92%	0.00%	0.00%
Dynamic Asset Allocation Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Strategy Alternative Fund	2.23%	1.27%	55.98%	0.00%	0.60%
Liquid Alternative Fund	0.00%	0.00%	0.00%	100.00%	0.00%
Multi-Asset Accumulation Fund`	6.08%	52.95%	100.00%	0.00%	0.01%
Multi-Asset Income Fund	7.27%	0.79%	56.51%	0.00%	0.28%
Multi-Asset Inflation Managed Fund	25.78%	37.94%	81.01%	0.00%	1.87%
Multi-Asset Capital Stability Fund	3.73%	42.70%	91.49%	0.00%	0.01%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended September 30, 2024, the amount of foreign source income and foreign tax credit are as follows ($ Thousands):

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
Tax-Managed International Managed Volatility Fund	$9,150	$194

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the SEI Institutional Trust, who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

SEI Institutional Managed Trust

Notice to Shareholders (Unaudited) (Concluded)

Items (A) and (B) are based on the percentage of each Fund’s total distribution.

Items (C), (D) and (E) are based on the percentage of ordinary income distributions of each Fund.

Item (F) is based on the percentage of gross income of each Fund.

* Data as of December 31, 2023.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Institutional Managed Trust

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Form N-CSR Item 11)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance

SEI Institutional Managed Trust

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Form N-CSR Item 11) (Concluded)

over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At a meeting held on June 24-26, 2024, the Board approved a reduction in contractual investment advisory fees for the Tax Managed Volatility Fund and U.S. Managed Volatility Fund and a reduction in the contractual administration fees for the Tax-Managed International Managed Volatility Fund, all of, which went into effect as of September 1, 2024.

At the December 4-6, 2023 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and certain Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on December 4-6, 2023, June 24-26, 2024, July 31, 2024 and September 9-11, 2024. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the each meeting during the fiscal year. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds (with the exception of the Liquid Alternatives Fund which only included net total return) and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but

SEI Institutional Managed Trust

not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that the fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust

(This page intentionally left blank)

SEI Institutional Managed Trust / Annual Financials and Other Information / September 30, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive

P.O. Box 1100

Oaks, Pennsylvania 19456

SEI-F-087 (9/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: December 9, 2024

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO

Date: December 9, 2024